File Nos.         333-139701
                                                                       811-05618
================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No. 14                               (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 258                                            (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     ------------------------------------
        (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     ----------------------------------------------------
        (Name of Depositor)

     5701 Golden Hills Drive, Minneapolis, MN                         55416
     -------------------------------------------                     --------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code               (763)  765-2913

     Name and Address of Agent for Service
     -------------------------------------
          Stewart D. Gregg, Senior Securities Counsel
          Allianz Life Insurance Company of North America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X_ on April 27, 2009 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

__X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
April 27, 2009

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                                    PART A -

                      PROSPECTUS-Existing Benefits Version


                                       1

                THE ALLIANZ VISION[SM] VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
               ALLIANZ LIFE(R) VARIABLE ACCOUNT B
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.


THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions and availability) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. You can select only one of the following optional benefits: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. You can also select only one of the following optional benefits: the Target Date 10 Benefit, the Lifetime Plus II Benefit or the Lifetime Plus 10 Benefit. The optional Quarterly Value Death Benefit is available with all other optional benefits. These optional benefits are subject to certain date and/or age restrictions for selecting and exercising the benefits. For more details and additional information, please see section 11, Selection of Optional Benefits; section 11.a, The Target Date Benefits;
section 11.b, The Lifetime Plus Benefits; and section 11.c, Other Optional Benefits. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE AMOUNT OF CREDIT RECEIVED UNDER THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting by Rule 12h-7 under that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT. CONTRACTS WITH ONE OF THE TARGET DATE BENEFITS OR ONE OF THE LIFETIME PLUS BENEFITS ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS AMONG CERTAIN INVESTMENT OPTIONS. FOR MORE INFORMATION ON THE RESTRICTIONS, SEE THE "INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING" DISCUSSIONS IN SECTION 11.A, THE TARGET DATE BENEFITS; SECTION 11.B, THE LIFETIME PLUS BENEFITS; SEE ALSO APPENDIX D.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

AIM
AZL(R) AIM International Equity Fund


BLACKROCK
AZL(R)BlackRock Capital Appreciation Fund
AZL(R) BlackRock Growth Fund
AZL(R) International Index Fund
AZL(R) Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL(R) Columbia Mid Cap Value Fund
AZL(R) Columbia Small Cap Value Fund
AZL(R) Columbia Technology Fund

DAVIS
AZL(R) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL(R) Dreyfus Equity Growth Fund
AZL(R) S&P 500 Index Fund
AZL(R) Small Cap Stock Index Fund

FIRST TRUST
AZL(R) First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL(R) Franklin Small Cap Value Fund
AZL(R) Franklin Templeton Founding Strategy Plus Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund




FUND OF FUNDS
AZL(R) Allianz Global Investors Select Fund
AZL(R) Balanced Index Strategy Fund
AZL(R) Fusion Balanced Fund
AZL(R) Fusion Conservative Fund
AZL(R) Fusion Growth Fund
AZL(R) Fusion Moderate Fund
AZL(R) Moderate Index Strategy Fund


JENNISON
AZL(R) Jennison 20/20 Focus Fund


J.P. MORGAN
AZL(R) JPMorgan Large Cap Equity Fund
AZL(R) JPMorgan U.S. Equity Fund


NICHOLAS-APPLEGATE
AZL(R) NACM International Fund


OPPENHEIMER CAPITAL
AZL(R) OCC Growth Fund
AZL(R) OCC Opportunity Fund
OpCap Mid Cap Portfolio[(1)]


OPPENHEIMER FUNDS
AZL(R) Oppenheimer Global Fund
AZL(R) Oppenheimer International Growth Fund


PIMCO
AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


SCHRODER
AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund

TURNER
AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(R) Van Kampen Comstock Fund
AZL(R) Van Kampen Equity and Income Fund
AZL(R) Van Kampen Global Franchise Fund
AZL(R) Van Kampen Global Real Estate Fund
AZL(R) Van Kampen Growth and Income Fund
AZL(R) Van Kampen Mid Cap Growth Fund


(1)A fund of the Premier VIT series.


NOTE: Contracts issued in the state of Massachusetts with one of the Target Date Benefits are issued as limited purchase payment variable deferred annuity contracts.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

TABLE OF CONTENTS
Fee Tables............................................6
    Contract Owner Transaction Expenses...............6
    Contract Owner Periodic Expenses..................6
    Annual Operating Expenses of the
      Investment Options..............................8
    Examples..........................................8
1.  The Variable Annuity Contract....................10
    Ownership........................................11
2.  Purchase.........................................12
    Purchase Payments................................12
    Automatic Investment Plan (AIP)..................12
    Allocation of Purchase Payments..................13
    Tax-Free Section 1035 Exchanges..................13
    Faxed Applications...............................14
    Free Look/Right to Examine.......................14
    Accumulation Units/Computing the Contract Value..14
3.  The Annuity Phase................................15
    Income Date......................................16
    Partial Annuitization............................16
    Annuity Options..................................17
    Annuity Payments.................................19
4.  Investment Options...............................20
    Substitution and Limitation on Further Investments26
    Transfers........................................27
    Excessive Trading and Market Timing..............28
    Dollar Cost Averaging (DCA) Program..............30
    Flexible Rebalancing.............................31
    Financial Advisers - Asset Allocation Programs...31
    Voting Privileges................................32
5.  Our General Account..............................32
6.  Expenses.........................................32
    Mortality and Expense Risk (M&E) Charges.........32
    Contract Maintenance Charge......................33
    Withdrawal Charge................................34
    Transfer Fee.....................................36
    Premium Taxes....................................37
    Income Taxes.....................................37
    Investment Option Expenses.......................37
7.  Taxes............................................37
    Annuity Contracts in General.....................37
    Qualified Contracts..............................37
    Multiple Contracts...............................38
    Partial 1035 Exchanges...........................38
    Distributions - Non-Qualified Contracts..........39
    Distributions - Qualified Contracts..............40
    Assignments, Pledges and Gratuitous Transfers....41
    Death Benefits...................................41
    Withholding......................................41
    Federal Estate Taxes.............................41
    Generation-Skipping Transfer Tax.................41
    Foreign Tax Credits..............................41
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations.........................41
    Possible Tax Law Changes.........................42
    Diversification..................................42
    Required Distributions...........................42
8.  Access to Your Money.............................42
    Free Withdrawal Privilege........................44
    Waiver of Withdrawal Charge Benefit..............44
    Systematic Withdrawal Program....................45
    The Minimum Distribution Program and Required
        Minimum Distribution (RMD) Payments..........45
    Suspension of Payments or Transfers..............45
9.  Illustrations....................................45
10. Death Benefit....................................46
    Traditional Death Benefit........................46
    Death of the Owner and/or Annuitant Under
        All Other Contracts..........................48
    Death Benefit Payment Options....................51
11. Selection of Optional Benefits...................52
    Optional Benefit Overview........................52
    Replacing the Optional Benefits..................54
    Choosing Between the Target Date 10 Benefit and
        the Lifetime Plus Benefits...................54
11.a The Target Date Benefits........................56
    Adding the Target Date 10 Benefit to Your Contract57
    Removing a Target Date Benefit from Your Contract57
    The Target Value Date............................58
    Calculating the Target Value.....................58
    Investment Option Allocation and Transfer Restrictions
        and Quarterly Rebalancing....................58
    Termination of a Target Date Benefit.............60
11.b The Lifetime Plus Benefits......................61
    Adding one of the Lifetime Plus Benefits to
        Your Contract................................62
    Removing one of the Lifetime Plus Benefits from
        Your Contract................................63
    Who is Considered a Covered Person(s)?...........64
    If You Begin Receiving Lifetime Plus Payments....65
    Lifetime Plus Payments...........................67
    Automatic Annual Payment Increases to the
        Lifetime Plus Payments.......................70
    The Benefit Base.................................74
    The Quarterly Anniversary Value..................74
    The 5% Annual Increase Under the Lifetime
        Plus Benefit.................................75
    Manual Resets of the 5% Annual Increase Under the
        Lifetime Plus Benefit........................76
    The Highest Annual Increase Under the
        Lifetime Plus II Benefit.....................76
    The Enhanced 5% Annual Increase Under the
        Lifetime Plus II Benefit.....................76


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

    Automatic Resets of the Enhanced 5% Annual
        Increase Under the Lifetime Plus II Benefit..77
    The 10% Annual Increase Under the
        Lifetime Plus 10 Benefit.....................78
    Automatic Resets of the 10% Annual Increase
        Under the Lifetime Plus 10 Benefit...........79
    Investment Option Allocation and Transfer
        Restrictions and Quarterly Rebalancing.......80
    Taxation of Lifetime Plus Payments...............81
    Termination of the Lifetime Plus Benefit, Lifetime
        Plus II Benefit, and Lifetime Plus 10 Benefit82
11.c Other Optional Benefits.........................83
    Quarterly Value Death Benefit....................83
    Bonus Option.....................................83
    Short Withdrawal Charge Option...................85
    No Withdrawal Charge Option......................85
12. Other Information................................85
    Allianz Life.....................................85
    The Separate Account.............................85
    Distribution.....................................86
    Additional Credits for Certain Groups............87
    Administration/Allianz Service Center............87
    Legal Proceedings................................88
    Financial Statements.............................88
13. Glossary.........................................88
14. Table of Contents of the Statement of
    Additional Information (SAI).....................92
15. Privacy and Security Statement...................93
Appendix A - Annual Operating Expenses for
    Each Investment Option...........................95
Appendix B - Condensed Financial Information.........99
Appendix C - Target Value Calculation and
    Examples........................................103
    Calculating the Target Value Under the
        Target Date Benefits........................103
    Examples of the Target Value Calculations.......104
    Example of the Effect of a Partial Withdrawal on the
        Target Value................................105
Appendix D - Investment Option Allocation and
    Transfer Restrictions and Quarterly Rebalancing.106
    Determining the Maximum Allowable and
        Minimum Required Group Allocation...........108
    Determining the Required Group Allocation.......109
    Examples of Quarterly Rebalancing...............110
Appendix E - Quarterly Anniversary Value
    Calculation and Examples........................114
    Calculating the Quarterly Anniversary Value Under the
        Lifetime Plus Benefits......................114
    Calculating the Quarterly Anniversary Value Under the
        Quarterly Value Death Benefit...............114
    Examples of the Quarterly Anniversary
        Value Calculations..........................115
    Example of the Effect of a Partial Withdrawal on the
        Quarterly Anniversary Value.................116
Appendix F - Calculations and Examples of the
    5% Annual Increase and Enhanced 10-Year Value
    Under the LIfetime Plus Benefit.................117
    Calculating the 5% Annual Increase..............117
    Calculating the Enhanced 10-Year Value..........118
    Examples of the 5% Annual Increase and the
        Enhanced 10-Year Value Calculation..........119
    Example of the Effect of a Large Additional
        Purchase Payment on the
        Enhanced 10-Year Value......................120
Appendix G - Calculations and Examples of the
    Highest Annual Increase Under the
    Lifetime Plus II Benefit........................121
    Calculating the Enhanced 5% Annual Increase.....121
    Calculating the Enhanced 10-Year Value..........122
    The Highest Annual Increase.....................123
    Example of the Highest Annual Increase..........123
    Example of the Effect of a Large Additional Purchase
        Payment on the Enhanced 10-Year Value.......125
Appendix H - Calculations and Example of the
    10% Annual Increase Under the
    Lifetime Plus 10 Benefit........................127
    Calculating the 10% Annual Increase.............127
    Example of the 10% Annual Increase..............128
Appendix I - Withdrawal Charge Examples.............129
For Service or More Information     131






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

                                                                                 WITHDRAWAL CHARGE AMOUNT[
                                                                                      ]BASE CONTRACT
    NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR           CONTRACT WITH      CONTRACT WITH THE           CONTRACT WITH THE
                   PURCHASE PAYMENT                                THE        SHORT WITHDRAWAL CHARGE      NO WITHDRAWAL CHARGE
                                                                  BONUS             OPTION[(3)]               OPTION[(3),(5)]
                                                             OPTION[(3),(4)]
                           0                            8.5%            8.5%                       8.5%                          0%
                           1                            8.5%            8.5%                       7.5%                          0%
                           2                            7.5%            8.5%                       5.5%                          0%
                           3                            6.5%              8%                         3%                          0%
                           4                              5%              7%                         0%                          0%
                           5                              4%              6%                         0%                          0%
                           6                              3%              5%                         0%                          0%
                           7                              0%              4%                         0%                          0%
                           8                              0%              3%                         0%                          0%
                    9 years or more                       0%              0%                         0%                          0%

TRANSFER FEE[(6)]...................$25

PREMIUM TAXES[(7)]...........0% to 3.5%
(as a percentage of each Purchase Payment)



CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

CONTRACT MAINTENANCE CHARGE[(8)]....$50
(per Contract per year)


 (1)The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or after you begin to receive Lifetime Plus Payments under one of the Lifetime Plus Benefits (if applicable). Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Lifetime Plus Benefits.
  NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. For more details and additional information, please see the discussion that appears in section 11.c, Other Optional Benefits - No Withdrawal Charge Option.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(3)Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(4)In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.
(5)If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit or one of the available Lifetime Plus Benefits.
(6)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for any of the Target Date Benefits or Lifetime Plus Benefits, against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

(7)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(8)We waive this charge during the Accumulation Phase if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. We waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.
SEPARATE ACCOUNT ANNUAL EXPENSES - THE MORTALITY AND EXPENSE RISK (M&E) CHARGE[(9)]

                                                                                                     ACCUMULATION PHASE    ANNUITY
                                                                                                                         PHASE[(10)]
                                                                                                    CURRENT   MAXIMUM    CURRENT AND
                                                                                                      M&E    M&E CHARGE    MAXIMUM
                                                                                                    CHARGE               M&E CHARGE
BASE CONTRACT                                                                                        1.40%     1.40%        1.40%
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(11)]
 QUARTERLY VALUE DEATH BENEFIT[(12)]                                                                 0.30%     0.30%         NA
 BONUS OPTION                                                                                        0.30%     0.30%        0.30%
 SHORT WITHDRAWAL CHARGE OPTION[(12)]                                                                0.25%     0.25%         NA
 NO WITHDRAWAL CHARGE OPTION[(12), (13)                                                              0.35%     0.35%         NA
 THE FOLLOWING VERSIONS OF THESE BENEFITS ARE AVAILABLE FOR SELECTION ON OR AFTER JANUARY 26, 2009.
   TARGET DATE 10 BENEFIT[(12)]                                                                      0.55%     0.55%         NA
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT[(12)]
    SINGLE LIFETIME PLUS PAYMENTS                                                                    0.95%   1.60%[(14)]     NA
    JOINT LIFETIME PLUS PAYMENTS                                                                     1.10%   1.75%[(15)]     NA
 THE FOLLOWING VERSIONS OF THESE BENEFITS WERE AVAILABLE BEFORE JANUARY 26, 2009, BUT ARE NO LONGER AVAILABLE.
   TARGET DATE RETIREMENT BENEFIT[(12)]                                                              0.40%     0.40%         NA
   LIFETIME PLUS BENEFIT[(12)]
    SINGLE LIFETIME PLUS PAYMENTS                                                                    0.70%   1.50%[(14)]     NA
    JOINT LIFETIME PLUS PAYMENTS                                                                     0.85%   1.65%[(15)]     NA
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT[(12)]
    SINGLE LIFETIME PLUS PAYMENTS[(16)]                                                              0.80%   1.60%[(14)]     NA
    JOINT LIFETIME PLUS PAYMENTS[(17)]                                                               0.95%   1.75%[(15)]     NA
MAXIMUM M&E CHARGE FOR A CONTRACT WITH THE QUARTERLY VALUE DEATH BENEFIT, THE NO WITHDRAWAL CHARGE    NA       3.80%        1.40%
 OPTION, AND JOINT LIFETIME PLUS PAYMENTS UNDER ONE OF THE CURRENTLY AVAILABLE LIFETIME PLUS
 BENEFITS

(9)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(10)The Contract allows Partial Annuitization. It is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time and have different M&E charges. For example, if you have a Contract with the Quarterly Value Death Benefit and request a variable Partial Annuitization we would assess an annual M&E charge of 1.40% on the annuitized portion of the Contract, and an annual M&E charge of 1.70% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.
(11)Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(12)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.
(13)If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit or one of the available Lifetime Plus Benefits.
(14)This is the maximum charge we could impose if you add the benefit after issue, if you remove a Covered Person, upon a reset of any of the guaranteed values available under any of the Lifetime Plus Benefits, or if you receive an automatic increase to your Lifetime Plus Payments. For more information, please see section 11.b, The Lifetime Plus Benefits.
(15)This is the maximum charge we could impose if you add the benefit after issue, upon a reset of any of the guaranteed values available under any of the Lifetime Plus Benefits, or if you receive an automatic increase to your Lifetime Plus Payments. For more information, please see section 11.b, The Lifetime Plus Benefits.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

(16)On the Benefit Date the current M&E charge reduces to 0.70%, and the maximum M&E charge reduces to 1.50%.
(17)On the Benefit Date the current M&E charge reduces to 0.85%, and the maximum M&E charge reduces to 1.65%.


ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.


                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.63%   1.93%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The entire $50 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value (or Bonus Value if you select the Bonus Option) at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples.


For additional information, see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  (a)Maximum charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit[(1)] (joint Lifetime Plus Payments) (which carries the highest M&E charge of 3.80%).
  (b)Current charges[ ]for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and either the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (joint Lifetime Plus Payments) (which carries an M&E charge of 3.15%).
  (c)The Base Contract (which carries the lowest M&E charge of 1.40%).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $621  $1,850  $3,063   $6,025
1.93% (the maximum Investment Option operating expense) b)   $558  $1,672  $2,785   $5,560
                                                        c)  $1,236 $1,924  $2,486   $4,122
                                                        a)   $494  $1,490  $2,497   $5,058
0.63% (the minimum Investment Option operating expense) b)   $430  $1,305  $2,198   $4,519
                                                        c)  $1,106 $1,537  $1,843   $2,858









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If you do not take a full withdrawal or if you take a Full Annuitization[(2)] of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $621  $1,850  $3,063   $6,025
1.93% (the maximum Investment Option operating expense) b)   $558  $1,672  $2,785   $5,560
                                                        c)   $386  $1,174  $1,986   $4,122
                                                        a)   $494  $1,490  $2,497   $5,058
0.63% (the minimum Investment Option operating expense) b)   $430  $1,305  $2,198   $4,519
                                                        c)   $256   $787   $1,343   $2,858

(1)This is the maximum charge we could impose if you add the benefit after issue, upon a reset of any of the guaranteed values available under any of the Lifetime Plus Benefits, or if you receive an automatic increase to your Lifetime Plus Payments. For more information, please see section 11.b, The Lifetime Plus Benefits.
(2)Annuity Payments are generally not available until after the second Contract Anniversary in most states.

As of the most recent fiscal year ended December 31, 2008, no Contracts with the highest M&E charges currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information on these Contracts. However, Appendix B does contain information regarding the Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were offered as of December 31, 2008. See the appendix to the Statement of Additional Information regarding the AUVs for other M&E expense levels for Contracts that were available as of December 31, 2008.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with one of the Target Date Benefits or one of the Lifetime Plus Benefits will be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" discussion in section 11.a, The Target Date Benefits and section 11.b, The Lifetime Plus Benefits; see also Appendix D). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.


We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.



2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.
o You can make additional Purchase Payments of $50 or more during the Accumulation Phase.
o IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING
  THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED. YOU ALSO CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT:
  - AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE);
  - AFTER YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS; OR
  - IF YOU SELECTED ONE OF THE TARGET DATE BENEFITS, ON OR AFTER THE THIRD CONTRACT ANNIVERSARY THAT OCCURS AFTER THE RIDER EFFECTIVE DATE. HOWEVER, IF YOU REMOVE YOUR SELECTED TARGET DATE BENEFIT FROM YOUR CONTRACT, THIS RESTRICTION WILL NO LONGER APPLY.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.


We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.


NOTE FOR CONTRACTS ISSUED IN MASSACHUSETTS: If you selected one of the Target Date Benefits, you can only make additional Purchase Payments to the Contract for the first three Contract Years, even if you subsequently remove the selected Target Date Benefit or if you move to another state.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

IF YOU SELECTED ONE OF THE TARGET DATE BENEFITS, YOU CAN ONLY PARTICIPATE IN THE AIP DURING THE FIRST THREE CONTRACT YEARS AFTER YOU ADD THE BENEFIT TO YOUR CONTRACT. HOWEVER, IF YOU TERMINATE ONE OF THE TARGET DATE BENEFITS, THE AIP WILL AGAIN BE AVAILABLE TO YOU. THE AIP ALSO WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

YOU TAKE A FULL ANNUITIZATION, OR AFTER THE BENEFIT DATE ON WHICH YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. If you selected one of the Target Date Benefits, we will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in
section 11.a, The Target Date Benefits; see also Appendix D.) In addition, if you select one of the Lifetime Plus Benefits, your allocation instructions must always comply with the restrictions that are set out in section 11.b, The Lifetime Plus Benefits.


You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.


FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right-to-examine period, you will forfeit your entire bonus. (See section 11.c, Other Optional Benefits - Bonus Option.) In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Target Date 10 Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit have a ten-day right-to-examine period. If you change your mind about your selected benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the benefit from your Contract, we will treat it as if we had never issued it; however, the benefit will not be available for future selection. If you select the No Withdrawal Charge Option, you must also select one of the following at issue: Target Date 10 Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. If you select the No Withdrawal Charge Option and you remove the other required benefit, you must replace it with another benefit (for example, you may be able to replace the Target Date 10 Benefit with the Lifetime Plus 10 Benefit). If you do not make this replacement we will cancel your Contract.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for the Purchase Payment (and any bonus, if applicable) at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.


Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day, and any additional calendar days since the immediately preceding Business Day.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, OR ANY BENEFITS OR BENEFIT INCREASES BASED ON CONTRACT VALUE. IN ADDITION, THE DEATH BENEFIT WILL TERMINATE AND ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS WILL STOP. You will not be required to take a Full Annuitization on the maximum permitted Income Date if your Contract Value has been reduced to zero. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value if your Contract does not include a Lifetime Plus Benefit, or if it includes a Lifetime Plus Benefit but Lifetime Plus Payments have not begun. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section. However, if your Contract Value is greater than zero and your Contract includes a Lifetime Plus Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value.* In addition, if you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, you will instead receive the greater of the following. However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 1 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 3 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

In addition, if on the maximum permitted Income Date the current annual maximum Lifetime Plus Payment is greater than the annual fixed Annuity Payment based on the Contract Value, we will send you any remaining Cumulative Withdrawal Value.


* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada. Therefore, on the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value.


INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of:
a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.
PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes one of the Lifetime Plus Benefits, you cannot take a Partial Annuitization after you begin receiving Lifetime Plus Payments. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.


A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. A Partial Annuitization will also decrease the Benefit Base for Contracts with one of the Lifetime Plus Benefits, and it will decrease the Target Value for Contracts with one of the Target Date Benefits. This will decrease the amounts available for withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 11.a, The Target Date Benefits; section 11.b, The Lifetime Plus Benefits; and section 6, Expenses - Withdrawal Charge. See also the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 11.c, Other Optional Benefits - Quarterly Value Death Benefit.


FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.


If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election









 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A) =Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)  =The amount applied to variable Annuity Payments on the Income Date.
  (C) =Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D) =The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)  =Dollar value of first variable Annuity Payment.
  (F)  =Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.


EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").


WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments. We base Annuity Payments on your Contract Value if your Contract does not include a Lifetime Plus Benefit, or if it includes a Lifetime Plus Benefit but Lifetime Plus Payments have not begun. If your Contract includes a Lifetime Plus Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value.* However, if the Income Date is the maximum permitted Income Date and you are receiving Lifetime Plus Payments, you will receive payments as indicated in the note that appears at the beginning of this section.


* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada. Therefore, on the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value.


Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.



If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.


You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


* The maximum available AIR in Florida is 4%.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.



Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.



We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                               INVESTMENT OPTIONS


    INVESTMENT        NAME OF     ASSET CATEGORY      OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                          (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International  Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International      Equity     capital                 international equity securities whose issuers are
Management         Equity Fund                                           considered by the fund's subadviser to have strong earnings
LLC/Invesco Aim                                                          momentum.
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock   Large Growth  Long-term growth of     Invests at least 80% of total assets in common and
Investment         Capital                       capital                 preferred stock and securities convertible into common and
Management         Appreciation                                          preferred stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
                   AZL BlackRock   Large Growth  Maximum long-term       Invests at least 80% of total assets in common and
                   Growth Fund                   capital appreciation    preferred stock and securities convertible into common and with minimum long-term  preferred stock of mid- and large-size companies.
                                                 risk to principal
                   AZL            International  Match the performance   Invests at least 80% of its assets in a statistically
                   International      Equity     of the MSCI             selected sampling of equity securities of companies
                   Index Fund                    EAFE(R)  included in the Morgan Stanley Capital Inernational Europe,
                                                 Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
                                                 possible                instruments linked to the MSCI EAFE index.
Managed by Allianz AZL Money           Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund      Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                       stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                            obligations. During extended periods of low interest rates,
Institutional                                                            and due in part to contract fees and expenses, the yield of
Management                                                               the AZL Money Market Fund may also become extremely low and
Corporation                                                              possibly negative.
Managed by         BlackRock        Specialty    High total investment   Invests in both equity and debt securities of issuers
BlackRock          Global                        return                  located around the world to achieve a combination of
Advisors,          Allocation                                            capital growth and income.
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited


COLUMBIA
Managed by Allianz AZL Columbia      Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity securities of
Investment         Mid Cap Value                 capital                 companies that have market capitalizations in the range of
Management         Fund                                                  the companies in the Russell Midcap(R) Value
LLC/Columbia                                                             Index at the time of purchase that the fund's subadviser
Management                                                               believes are undervalued and have the potential for long-
Advisors, LLC                                                            term growth.
                   AZL Columbia     Small Cap    Long-term capital       Invests at least 80% of net assets in equity securities of
                   Small Cap                     appreciation            companies with market capitalizations in the range of the
                   Value Fund                                            companies in the Russell 2000 Value Index(R)
                                                                         at the time of purchase that the subadviser believes are
                                                                         undervalued.
                   AZL Columbia     Specialty    Capital Appreciation    At least 80% of its total net assets in common stocks of
                   Technology                                            U.S and foreign technology companies that may benefit from
                   Fund                                                  technological improvements, advancements or developments.

DAVIS
Managed by Allianz AZL Davis NY    Large Value   Long-term growth of     Invests the majority of assets in equity securities issued
Investment         Venture Fund                  capital                 by large companies with market capitalizations of at least
Management                                                               $10 billion.
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA         Specialty    Long-term growth of     At least 80% of net assets in securities issued by
Advisors           Financial                     capital                 companies principally engaged in the financial services
                   Portfolio                                             sector.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

DREYFUS
Managed by    AZL Dreyfus  Large Growth  Long-term growth of   Primarily invests in common stocks of large, well-established and
Allianz       Equity                     capital and income    mature companies. Normally invests at least 80% of its net assets in
Investment    Growth Fund                                      stocks that are included in a widely recognized index of stock market
Management                                                     performance. May invest in non-dividend paying companies if they
LLC/Founders                                                   offer better prospects for capital appreciation. May invest up to 30%
Asset                                                          of its total assets in foreign securities.
Management
LLC
Managed by    AZL S&P 500  Large Blend   Match total return of Normally invests in all 500 stocks in the S&P 500(R)
Allianz       Index Fund                 the S&P               in proportion to their weighting in the index.
Investment                               500(R)
Management
LLC/The
Dreyfus
Corporation
              AZL Small     Small Cap    Match performance of  Invests in a representative sample of stocks included in the S&P
              Cap Stock                  the S&P SmallCap 600  SmallCap 600 Index(R), and in futures whose
              Index Fund                 Index{reg-trade-mark} performance is related to the index, rather than attempt to replicate the index.
FIRST TRUST
Managed by    AZL First    Large Blend   Total Return          Invests primarily in common stocks of companies that are identified
Allianz       Trust                                            by a model based on an allocation of 50% in two separate strategies
Investment    Target                                           that seek to provide above-average total return.
Management    Double Play
LLC/First     Fund
Trust
Advisors L.P.
FRANKLIN TEMPLETON
Managed by    AZL           Small Cap    Long-term total       Under normal market conditions, invests at least 80% of its net
Allianz       Franklin                   return                assets in investments of small capitalization companies similar to
Investment    Small Cap                                        those that comprise the Russell 2500{trademark} Index at the time of
Management    Value Fund                                       investment.
LLC/Franklin
Advisory
Services, LLC


Managed by    AZL           A "Fund of   Long-term capital     Invests in a combination of subportfolios or strategies, each of
Allianz       Franklin     Funds" Model  appreciation, with    which is managed by an asset manager that is part of Franklin
Investment    Templeton     Portfolio    income as a secondary Templeton.
Management    Founding                   goal
LLC/Franklin  Strategy
Mutual        Plus Fund
Advisers,
LLC,
Templeton
Global
Advisors
Limited, and
Franklin
Advisers,
Inc.
Managed by    Franklin      High-Yield   High current income   Invests primarily to predominantly in debt securities offering high
Franklin      High Income     Bonds      with capital          yield and expected total return.
Advisers,     Securities                 appreciation as a
Inc.          Fund                       secondary goal
              Franklin      Specialty    Maximize income while Normally invests in debt and equity securities, including corporate,
              Income                     maintaining prospects foreign and U.S. Treasury bonds and stocks with dividend yields the
              Securities                 for capital           manager believes are attractive.
              Fund                       appreciation

Administered  Franklin        Model      Capital appreciation  Invests equal portions in Class 1 shares of the Franklin Income
by Franklin   Templeton     Portfolio    with income as a      Securities Fund, Mutual Shares Securities Fund, and Templeton Growth
Templeton     VIP            (Fund of    secondary goal.       Securities Fund.
Services, LLC Founding        Funds)
              Funds
              Allocation
              Fund
Managed by    Franklin      Short-Term   Income                At least 80% of its net assets in U.S. government securities and
Franklin      U.S.            Bonds                            normally invests primarily in fixed and variable rate mortgage-backed
Advisers,     Government                                       securities.
Inc.          Fund
              Franklin    Intermediate-  As high an investment Normally invests at least 80% of its net assets in zero coupon debt
              Zero Coupon   Term Bonds   return as is          securities. The fund will mature in December of 2010 and will then no
              Fund 2010                  consistent with       longer be available as an Investment Option under the Contract. For capital preservation  additional information regarding the maturity of the fund, please see the Franklin Zero Coupon Fund prospectus.
Managed by    Mutual      International  Capital appreciation  Invests primarily in U.S. and foreign equity securities that the
Franklin      Global          Equity                           manager believes are undervalued. The fund also invests, to a lesser
Mutual        Discovery                                        extent, in risk arbitrage securities and distressed companies.
Advisers,     Securities
LLC/Franklin  Fund
Templeton
Investment
Management
Limited
Managed by    Mutual       Large Value   Capital appreciation, Invests primarily in U.S. and foreign equity securities that the
Franklin      Shares                     with income as a      manager believes are undervalued. The fund also invests, to a lesser
Mutual        Securities                 secondary goal        extent, in risk arbitrage securities and distressed companies.
Advisers, LLC Fund








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Managed by         Templeton      Intermediate-  High current   Normally invests at least 80% of its net assets in bonds, which
Franklin Advisers, Global Bond      Term Bonds   income,        include debt securities of any maturity, such as bonds, notes, bills
Inc.               Securities                    consisent with and debentures. The fund may invest a portion of its total assets in
                   Fund                          preservation   bonds rated below investment grade and a significant portion of its
                                                 of capital,    assets in foreign securities.
                                                 with capital
                                                 appreciation
                                                 as a secondary
                                                 consideration
Managed by         Templeton      International  Long-term      Normally invests primarily in equity securities of companies located
Templeton Global   Growth             Equity     capital growth anywhere in the world, including those in the U.S. and in emerging
Advisors           Securities                                   markets.
Limited/Templeton  Fund
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Allianz      A "Fund of   Long-term      Normally invests in a combination of AGI Mutual Funds, with 45% to
Investment         Global          Funds" Model  capital        65% of the Fund's assets allocated to equity investments and 35% to
Management LLC     Investors        Portfolio    appreciation   55% allocated to fixed income investments.
                   Select Fund                   with
                                                 preservation
                                                 of capital
                   AZL Balanced     A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and
                   Index Strategy  Funds" Model  capital        equity index funds.
                   Fund             Portfolio    appreciation
                                                 with
                                                 preservation
                                                 of capital
                   AZL Fusion       A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Balanced Fund   Funds" Model  capital        generally from 40% to 60% of assets in equity funds with the
                                    Portfolio    appreciation   remaining balance invested in fixed income funds.
                                                 with
                                                 preservation
                                                 of capital as
                                                 an important
                                                 consideration
                   AZL Fusion       A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Conservative    Funds" Model  capital        generally from 25% to 45% of assets in equity funds with the
                   Fund             Portfolio    appreciation   remaining balance invested in fixed income funds.
                                                 with
                                                 preservation
                                                 of capital as
                                                 an important
                                                 consideration
                   AZL Fusion       A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Growth Fund     Funds" Model  capital        generally from 70% to 90% of assets in equity funds with the
                                    Portfolio    appreciation   remaining balance invested in fixed income funds.
                   AZL Fusion       A "Fund of   Long-term      Allocation among the underlying investments, to achieve a range
                   Moderate Fund   Funds" Model  capital        generally from 55% to 75% of assets in equity funds with the
                                    Portfolio    appreciation   remaining balance invested in fixed income funds.
                   AZL Moderate     A "Fund of   Long-term      Invests primarily in a combination of five underlying bond and
                   Index Strategy  Funds" Model  capital        equity index funds.
                   Fund             Portfolio    appreciation
JENNISON
Managed by Allianz AZL Jennison    Large Blend   Long-term      At least 80% of its total assets in approximately 40 (which may
Investment         20/20 Focus                   growth of      range up to 45) equity and equity-related securities of companies
Management         Fund                          capital        that the subadviser believes have strong capital appreciation
LLC/Jennison                                                    potential.
Associates LLC
J.P. MORGAN
Managed by Allianz AZL JPMorgan    Large Blend   Long-term      Invests at least 80% of its net assets, plus any borrowings for
Investment         Large Cap                     growth of      investment purposes, primarily in equity securities of large- and
Management         Equity Fund                   capital        medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
                   AZL JPMorgan    Large Blend   High total     Invests at least 80% of its net assets, plus any borrowings for
                   U.S. Equity                   return         investment purposes, primarily in equity securities of large- and
                   Fund                                         medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM       International  Maximum long-  At least 80% of its net assets in securities of companies in
Investment         International      Equity     term capital   developed countries located outside the U.S., represented in the
Management         Fund                          appreciation   Morgan Stanley Capital International Europe Australasia Far East
LLC/Nicholas-                                                   (MSCI EAFE) Index.
Applegate Capital
Management, LLC








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Growth  Large Growth  Long-term growth of  Invests at least 65% of its assets in common stocks of
Investment         Fund                          capital with income  "growth" companies with market capitalizations of at least $5
Management LLC/                                  as an incidental     billion.
Oppenheimer                                      consideration
Capital LLC
                   AZL OCC          Small Cap    Capital appreciation At least 65% of its assets in common stocks of "growth"
                   Opportunity                                        companies with market capitalizations of less than $2 billion
                   Fund                                               at the time of investment.
Managed by Allianz OpCap Mid Cap     Mid Cap     Long-term capital    Invests at least 80% of its net assets in equity securities of
Global Investors   Portfolio                     appreciation         companies with market capitalizations between $500 million and
Fund Management                                                       $15 billion at the time of purchase that the adviser believes
LLC                                                                   are undervalued in the marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL            International  Capital appreciation Invests mainly in common stocks of mid and large-cap companies
Investment         Oppenheimer        Equity                          in the U.S. and foreign countries, including countries with
Management LLC/    Global Fund                                        developed and emerging markets.
OppenheimerFunds,
Inc.
                   AZL            International  Long-term capital    Common stocks of growth companies that are domiciled outside
                   Oppenheimer        Equity     appreciation         the U.S. or have their primary operations outside the U.S.,
                   International                                      including companies in emerging markets.
                   Growth Fund
PIMCO
Managed by Allianz AZL PIMCO       Large Blend   Exceed the total     Invests substantially all assets in derivative instruments
Investment         Fundamental                   return of the FTSE   based on the Enhanced RAFI{trademark} 1000, backed by a
Management         IndexPLUS                     RAFI{trademark}1000  portfolio of short and intermediate term fixed income
LLC/Pacific        Total Return                  Index                instruments.
Investment         Fund
Management Company
LLC
Managed by Pacific PIMCO VIT All    Specialty    Maximum real return  Invests in institutional class shares of the underlying PIMCO
Investment         Asset             (Fund of    consistent with      Funds and does not invest directly in stocks or bonds of other
Management Company Portfolio          Funds)     preservation of real issuers.
LLC                                              capital and prudent
                                                 investment
                                                 management
                   PIMCO VIT        Specialty    Maximum real return  Invests in commodity linked derivative instruments backed by a
                   CommodityReal                 consistent with      portfolio of inflation-indexed securities and other fixed
                   Return[TM]                    prudent investment   income securities.
                   Strategy                      management
                   Portfolio
                   PIMCO VIT      Intermediate-  Maximum total        At least 80% of its assets in fixed income instruments of
                   Emerging         Term Bonds   return, consistent   issuers that economically are tied to countries with emerging
                   Markets Bond                  with preservation of securities markets.
                   Portfolio                     capital and prudent
                                                 investment
                                                 management
                   PIMCO VIT      Intermediate-  Maximum total        At least 80% of its assets in fixed income instruments of
                   Global Bond      Term Bonds   return, consistent   issuers in at least three countries (one of which may be the
                   Portfolio                     with preservation of U.S.), which may be represented by futures contracts. May
                   (Unhedged)                    capital and prudent  invest, without limitation, in securities of issuers in
                                                 investment           emerging market countries.
                                                 management
                   PIMCO VIT        A "Fund of   Total return which   Invests in a combination of affiliated and unaffiliated funds,
                   Global Multi-   Funds" Model  exceeds a 60% MSCI   fixed income instruments, equity securities, forwards and
                   Asset            Portfolio    World Index/40%      derivatives. Typically invests 20% to 80% of total assets in
                   Portfolio                     Barclays Capital     equity-related investments.
                                                 U.S. Aggregate Index
                                                 blend
                   PIMCO VIT High   High-Yield   Maximum total        At least 80% of assets in a diversified portfolio of high-
                   Yield              Bonds      return, consistent   yield securities ("junk bonds") rated below investment grade,
                   Portfolio                     with preservation of but at least Caa by Moody's or equivalently rated by S&P or capital and prudent  Fitch. May invest up to 20% of total asets in securities
                                                 investment           denominated in foreign currencies.
                                                 management








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

              PIMCO VIT Real Intermediate-  Maximum real  At least 80% of its net assets in inflation-indexed bonds of varying

              Return           Term Bonds   return,       maturities issued by the U.S. and non-U.S. governments, their agencies or
              Portfolio                     consistent    instrumentalities and corporations.
                                            with
                                            preservation
                                            of real
                                            capital and
                                            prudent
                                            investment
                                            management



              PIMCO VIT      Intermediate-  Maximum total At least 65% of total assets in a diversified portfolio of fixed income
              Total Return     Term Bonds   return,       instruments of varying maturities, which may be represented by forwards or
              Portfolio                     consistent    derivatives such as options, futures contracts, or swap agreements.
                                            with
                                            preservation
                                            of capital
                                            and prudent
                                            investment
                                            management

SCHRODER
Managed by    AZL Schroder     Specialty    Capital       Invests at least 80% of its net assets in equity securities of companies
Allianz       Emerging                      appreciation  that the subadviser believes to be "emerging market" issuers. May invest
Investment    Markets Equity                              remainder of assets in securities of issuers located anywhere in the
Management    Fund                                        world.
LLC/Schroder
Investment
Management
North America
Inc.
              AZL Schroder   International  Long-term     At least 80% of net assets in equity securities of small capitalization
              International      Equity     capital       companies located outside the U.S. (generally with market capitalizations
              Small Cap Fund                appreciation  of $3.5 billion or less at the time of investment) that it believes offer the potential for capital appreciation.
TARGETPLUS PORTFOLIOS
Managed by    AZL TargetPLUS     Model      Long-term     Invests primarily in a diversified portfolio of equity and fixed income
Allianz       Balanced Fund    Portfolio    capital       securities with 40% to 60% allocated to the equity portfolio and the
Investment                                  appreciation  balance allocated to the fixed income portfolio. May invest a significant
Management                                  with          portion of its total assets in securities of non-U.S. companies.
LLC/First                                   preservation
Trust                                       of capital as
Advisors L.P.                               an important
and Pacific                                 consideration
Investment
Management
Company LLC


Managed by    AZL TargetPLUS     Model      Total return  Invests at least 80% of net assets in common stocks of companies that are
Allianz       Equity Fund      Portfolio                  identified by a model based on an allocation of 20% of fund assets in each
Investment                                                of five separate strategies.
Management
LLC/First
Trust
Advisors L.P.


Managed by    AZL TargetPLUS     Model      Long-term     Invests primarily in a diversified portfolio of equity and fixed income
Allianz       Growth Fund      Portfolio    capital       securities with 70% to 90% allocated to the equity portfolio and the
Investment                                  appreciation  balance allocated to the fixed income portfolio. May invest a significant
Management                                                portion of its total assets in securities of non-U.S. companies.
LLC/First
Trust
Advisors L.P.
and Pacific
Investment
Management
Company LLC
              AZL TargetPLUS     Model      Long-term     Invests primarily in a diversified portfolio of equity and fixed income
              Moderate Fund    Portfolio    capital       securities with 55% to 75% allocated to the equity portfolio and the appreciation  balance allocated to the fixed income portfolio. May invest a significant portion of its total assets in securities of non-U.S. companies.
TURNER
Managed by    AZL Turner       Small Cap    Long-term     At least 80% of its net assets in common stocks and other equity
Allianz       Quantitative                  growth of     securities of U.S. companies with small market capitalizations that the
Investment    Small Cap                     capital       subadviser believes, based on a quantitative model, have strong earnings
Management    Growth Fund                                 growth potential. Small capitalization companies are defined as companies
LLC/Turner                                                with market capitalizations, at the time of purchase, in the range of
Investment                                                companies included in the Russell[ ]2000(R) Growth Index.
Partners,
Inc.
VAN KAMPEN
Managed by    AZL Van Kampen  Large Value   Capital       Invests at least 80% of net assets in common stocks with the potential for
Allianz       Comstock Fund                 growth and    capital growth and income. May invest  up to 25% of total assets in
Investment                                  income        foreign securities.
Management
LLC/Van
Kampen Asset
Management







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009



 AZL Van         Specialty       Highest      Invests at least 65% of its total assets in income-producing equity securities and
 Kampen                          possible     also invests in investment grade quality debt securities. May invest up to 25% ot
 Equity and                      income       total assets in foreign securities, including emerging market securities.
 Income                          consistent
 Fund                            with safety
                                 of principal
                                 with long-
                                 term growth
                                 of capital
                                 as an
                                 important
                                 secondary
                                 objective

 AZL Van    International Equity Long term    Invests primarily in a portfolio of equity securities of issuers located throughout
 Kampen                          capital      the world that it believes have, among other things, resilient business franchises and
 Global                          appreciation growth potential. Normally invests at least 65% of total assets in securities of
 Franchise                                    issuers from at least three different countries, which may include the U.S.
 Fund
 AZL Van         Specialty       Income and   Invests at least 80% of assets in equity securities of companies in the real estate
 Kampen                          capital      industry located throughout the world, including real estate investment trusts and
 Global                          appreciation real estate operating companies established outside the U.S.
 Real
 Estate
 Fund
 AZL Van        Large Value      Income and   Invests at least 65% of total assets in income-producing equity securities, including
 Kampen                          long-term    common stocks and convertible securities; also in non-convertible preferred stocks and
 Growth and                      growth of    debt securities rated "investment grade." May invest  up to 25% of total assets in
 Income                          capital      foreign securities, including emerging market securities.
 Fund
 AZL Van          Mid Cap        Capital      At least 80% of net assets in common stocks and other equity securities of mid
 Kampen Mid                      growth       capitalization growth companies.
 Cap Growth
 Fund




Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

TRANSFERS
CONTRACTS WITH ONE OF THE TARGET DATE BENEFITS OR ONE OF THE LIFETIME PLUS BENEFITS WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS WHILE THE BENEFIT IS IN EFFECT. For more information, please see section 11.a, The Target Date Benefits and section 11.b, The Lifetime Plus Benefits; see also Appendix D.


You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.


The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for one of the Target Date Benefits or one of the Lifetime Plus Benefits.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Options are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity
  Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity
  Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments. In addition, transfers of Contract Value between Investment Options will not change how we rebalance your Contract Value on each Quarterly Anniversary if your Contract includes one of the Target Date Benefits or one of the Lifetime Plus Benefits. Under these optional benefits, in order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in section 11.a, The Target Date Benefits, and section 11.b, The Lifetime Plus Benefits; see also Appendix D.)


When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o Increased brokerage and administrative expenses.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Options.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The DCA program may not be available in your state.


The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. If your Contract includes one of the Lifetime Plus Benefits the DCA program is not available while you are receiving Lifetime Plus Payments. You can elect either the six or 12 month program by properly completing the DCA form provided by us, and we will process your participation request after it is received in good order at our Service Center.

If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. Keep in mind that if your Contract includes one of the Target Date Benefits or one of the Lifetime Plus Benefits that, while the benefit is in effect, your allocation instructions must comply with the restrictions that are set out in section 11.a, The Target Date Benefits and Appendix D; or section 11.b, The Lifetime Plus Benefits. We will invest amounts that you allocate to the DCA Money Market Account in the AZL Money Market Fund. The DCA Money Market Account is subject to the same risks, fees and charges of the AZL Money Market Fund and will earn the same returns. Information on the AZL Money Market Fund can be found in section 4, Investment Options; Appendix A - Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your registered representative or us by calling the toll free number at the back of this prospectus.









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. If we do not process your program participation request before the first day of the month, then the first DCA transfer will not occur until the tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.

Your participation in the program will end when any of the following occurs:


o the DCA program period (which is either six or 12 months) ends;
o you begin receiving Lifetime Plus Payments (on the Benefit Date) if your Contract includes one of the Lifetime Plus Benefits;
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); and
o your Contract terminates.


If you choose to terminate your participation in the DCA program, or you terminate your program by beginning to receive Lifetime Plus Payments, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


FLEXIBLE REBALANCING
IF YOUR CONTRACT INCLUDES ONE OF THE TARGET DATE BENEFITS OR ONE OF THE LIFETIME PLUS BENEFITS, THE FLEXIBLE REBALANCING PROGRAM IS NOT AVAILABLE TO YOU WHILE THE BENEFIT IS IN EFFECT. THESE BENEFITS PROVIDE THEIR OWN REBALANCING PROGRAM; SEE SECTION 11.A, THE TARGET DATE BENEFITS, SECTION 11.B, THE LIFETIME PLUS BENEFITS AND APPENDIX D. If you were participating in the flexible rebalancing program and subsequently add one of these optional benefits to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select one of these optional benefits and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.


You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.


Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.


VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.



5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.


We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.


6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES

Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option.


Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 combine please see section 11, Selection of Optional Benefits. NOTE: If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit or one of the available Lifetime Plus Benefits.


                                                                               CURRENT M&E CHARGE
                                                                    ACCUMULATION PHASE    ANNUITY PHASE[(1)]
BASE CONTRACT                                                             1.40%                  1.40%
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS
 QUARTERLY VALUE DEATH BENEFIT                                            0.30%                   NA
 BONUS OPTION                                                             0.30%                 0.30%
 SHORT WITHDRAWAL CHARGE OPTION                                           0.25%                   NA
 NO WITHDRAWAL CHARGE OPTION                                              0.35%                  NA
 THE FOLLOWING VERSIONS OF THESE BENEFITS ARE AVAILABLE FOR SELECTION ON OR AFTER JANUARY 26, 2009.
   TARGET DATE 10 BENEFIT                                                 0.55%                   NA
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT[(2)]
    SINGLE LIFETIME PLUS PAYMENTS                                         0.95%                   NA
    JOINT LIFETIME PLUS PAYMENTS                                          1.10%                   NA
 THE FOLLOWING VERSIONS OF THESE BENEFITS WERE AVAILABLE BEFORE JANUARY 26, 2009, BUT ARE NO LONGER AVAILABLE.
   TARGET DATE RETIREMENT BENEFIT                                         0.40%                   NA
   LIFETIME PLUS BENEFIT[(2)]
    SINGLE LIFETIME PLUS PAYMENTS                                         0.70%                   NA
    JOINT LIFETIME PLUS PAYMENTS                                          0.85%                   NA
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT[(2)]
    SINGLE LIFETIME PLUS PAYMENTS[(3)]                                    0.80%                   NA
    JOINT LIFETIME PLUS PAYMENTS[(3)]                                     0.95%                   NA

(1)We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments.
(2)You select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to single Lifetime Plus Payments by removing a Covered Person. You can make this change only once. If we approve your request, we will change the M&E charge for this option to equal the M&E charge for single Lifetime Plus Payments that is in effect for a newly issued Contract as of the Contract Anniversary (or Benefit Anniversary, as applicable) after your request is received in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.
(3)On the Benefit Date the M&E charge reduces to 0.70% for single Lifetime Plus Payments, and the M&E charge reduces to 0.85% for joint Lifetime Plus Payments.

Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.


These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

CONTRACT MAINTENANCE CHARGE
We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge.


You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments or Cumulative Withdrawals. (For more information, see section 11.b, The Lifetime Plus Benefits and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF THE CONTRACT MAINTENANCE CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments and Cumulative Withdrawals taken under one of the Lifetime Plus Benefits; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix I.

NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges).


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

2.Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                                                                                   WITHDRAWAL CHARGE AMOUNT
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  BASE CONTRACT   CONTRACT      CONTRACT WITH THE       CONTRACT WITH THE
                         PAYMENT                               CHARGE      WITH THE   SHORT WITHDRAWAL CHARGE  NO WITHDRAWAL CHARGE
                                                                             BONUS             OPTION                 OPTION
                                                                            OPTION*
                            0                                   8.5%         8.5%               8.5%                    0%
                            1                                   8.5%         8.5%               7.5%                    0%
                            2                                   7.5%         8.5%               5.5%                    0%
                            3                                   6.5%          8%                 3%                     0%
                            4                                    5%           7%                 0%                     0%
                            5                                    4%           6%                 0%                     0%
                            6                                    3%           5%                 0%                     0%
                            7                                    0%           4%                 0%                     0%
                            8                                    0%           3%                 0%                     0%
                     9 years or more                             0%           0%                 0%                     0%

* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
  time periods referenced above.

There is no charge under the following circumstances:
o for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,
o for a Contract with the Bonus Option, when you withdraw a Purchase
  Payment that we have had for nine complete years,
o for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or
o if you have a Contract with the No Withdrawal Charge Option.
For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (or Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.


EXAMPLE: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.


1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE FREE WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:

$30,000 x 0.925 = $27,750.


  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) / (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:

$12,250 / 0.915 = $13,388


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for one of the Target Date Benefits or one of the Lifetime Plus Benefits, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of Lifetime Plus Payments, see section 11.b, The Lifetime Plus Benefits.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA contracts are not currently available under this Contract. However, that may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.


PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035









 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.


DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments, and/or Cumulative Withdrawals before your Contract Value is reduced to zero, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been reduced to zero).

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments, Cumulative Withdrawals and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments and if you take any Cumulative Withdrawals, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.


FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.


POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by taking Lifetime Plus Payments and/or Cumulative Withdrawals;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.


Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options as long as your Contract does NOT include one of the Target Date Benefits or one of the Lifetime Plus Benefits. You cannot take a partial withdrawal from specific Investment Options if you selected one of these optional benefits.


* These limitations do not apply to Lifetime Plus Payments, Cumulative Withdrawals, systematic withdrawals, or required minimum distributions.

If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 11.c, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay the contract maintenance charge do not reduce the Withdrawal Charge Basis,* but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments and Cumulative Withdrawals under one of the Lifetime Plus Benefits; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix I.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

EXAMPLE
o You purchase a Contract with the Bonus Option and make an initial
  Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 11.c, Other Optional Benefits - Bonus Option).





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

  Calculating the total withdrawal charge:
  Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
  = $50,000 - $12,000 =..........................................$ 38,000.00
  Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085 =/ 0.915. Total amount withdrawn that is subject to a withdrawal charge...$41,530.05 Total withdrawal charge (amount withdrawn minus the amount requested) =
     $41,530.05 - $38,000.00 =....................................$ 3,530.05
  Reducing the Contract Value:
  Contract Value on the day of (but before) the partial
     withdrawal$110,600.00..................................................
  Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
  = $50,000.00 + $3,530.05 =.....................................- 53,530.05
  Contract Value after the partial withdrawal....................$ 57,069.95
  Reducing the unvested bonus:
  Amount of the unvested bonus....................................$ 6,000.00
  Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege,
  divided by the Contract Value on the day of (but before the partial withdrawal)
  = ($53,530.05 - $12,000) / $110,600 =..............................x 0.380
  Reduction in the unvested bonus due to the partial withdrawal (0.38 x
     $6,000).........................................................$ 2,280
  Unvested bonus after the partial withdrawal = $6,000 - $2,280 =....$ 3,720


FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE, OR AFTER YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS (IF APPLICABLE). HOWEVER, LIFETIME PLUS PAYMENTS ARE NOT SUBJECT TO A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS, HOWEVER, THEY ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN SECTION 6, EXPENSES - WITHDRAWAL CHARGE.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*



* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

THE WAIVER VARIES FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the "Free Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals, Lifetime Plus Payments, and/or Cumulative Withdrawals for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

10.DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit, please see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional Death Benefit value, which is the total of all Purchase
  Payments received, reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals, and Excess Withdrawals but do not include amounts withdrawn for the contract maintenance charge.


NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS: If you begin receiving Lifetime Plus Payments, then, on and after the Benefit Date:
o the Traditional Death Benefit value will no longer increase because you can no longer make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge).

ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value....................................................$130,000
2)The Traditional Death Benefit value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       ............................................................$  87,500

Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $130,000 Contract Value.


THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Traditional Death Benefit value and Contract
  Value are both zero.
o Contract termination.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes one of the Lifetime Plus Benefits and you selected:
  - single Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate; or
  - joint Lifetime Plus Payments the benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Owner's spouse continues the Contract. If the surviving spouse continues the Contract and we have already begun making Lifetime Plus Payments, then joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive and any Cumulative Withdrawal Value will continue to be available.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.




* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint
  Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes one of the Lifetime Plus Benefits and you selected:
  - single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Joint Owners were spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse who is also the Joint Owner is the Covered Person and they elect to continue the Contract;** or
  - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse who is also the Joint Owner continues the Contract.**
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.



* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

**If the surviving spouse who is also the Joint Owner is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under one of the Lifetime Plus Benefits, the benefit (including any Cumulative Withdrawal Value) will terminate. If you selected joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Annuitant's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.


o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**


o If the Contract includes one of the Lifetime Plus Benefits and you selected:
  - single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit (including any Cumulative Withdrawal Value) will terminate;
  - single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse is also the Covered Person and they elect to continue the Contract;*** or
  - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse continues the Contract.***

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.





* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.
***If the surviving spouse is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.



DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the Lifetime Plus Benefits, which can only continue if the surviving spouse is also a Covered Person. For more information, please see the discussion of benefit termination in section 11.b, The Lifetime Plus Benefits. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

11.SELECTION OF OPTIONAL BENEFITS
OPTIONAL BENEFIT OVERVIEW
o QUARTERLY VALUE DEATH BENEFIT. This benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit that is available under the Base Contract, but they may be equal.
o BONUS OPTION. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner's 81st birthday, subject to a three-year vesting schedule. The bonus may be more than offset by the additional M&E charge and longer withdrawal charge schedule associated with it, and it is not included in any guaranteed values that are based on Purchase Payments.


o SHORT WITHDRAWAL CHARGE OPTION. This benefit shortens the withdrawal charge period from seven to four years. It may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh years after you make a Purchase Payment.


o NO WITHDRAWAL CHARGE OPTION. This benefit eliminates the withdrawal charge altogether. This benefit requires a higher initial Purchase Payment and the selection of one of the Target Date Benefits or one of the Lifetime Plus Benefits. It may not be appropriate if you do not intend to take a withdrawal during the first four years after you make a Purchase Payment.


o THE TARGET DATE BENEFITS. There are two versions:  (i) the Target Date
  10 Benefit, which is currently available on or after January 26, 2009; and
  (ii) the Target Date Retirement Benefit, which was available before January 26, 2009, but is no longer available. These two versions are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge. These benefits are intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point (the Target Value Date) during the Accumulation Phase. This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may still be subject to a withdrawal charge. Under the Target Date 10 Benefit, the earliest available Target Value Date is ten years after you select the benefit. If you select this benefit we restrict your ability to make additional Purchase Payments to the first three years after you select the benefit. We also restrict your flexibility in allocating Contract Value among the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options under both benefits. These benefits do not provide any guarantee to your Contract Value before the Target Value Date and do not lock in any gains that occur between anniversaries.


o LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, AND LIFETIME PLUS 10
  BENEFIT. These benefits are designed for those who want lifetime income (called Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit. The Lifetime Plus Benefit, which was available before January 26, 2009, but is no longer available, is the simplest of these three benefits - it has potentially lower fees than the other two benefits and the ability to begin payments before age 65. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit but it offers more potential to increase your initial Lifetime Plus Payment. The Lifetime Plus 10 Benefit offers the maximum potential initial payment but you must wait to begin payments until age 65. If you select one of these benefits, we will restrict your ability to make allocations to, and transfers between, the Investment Options. Variable Annuity Payments are not subject to these restrictions. These benefits do not guarantee the performance of any Investment Option. To begin Lifetime Plus Payments you must meet certain age requirements. IF YOU DO NOT BEGIN RECEIVING LIFETIME PLUS PAYMENTS DURING THIS ELIGIBILITY PERIOD, YOUR BENEFIT WILL TERMINATE AND YOU WILL HAVE INCURRED HIGHER CONTRACT CHARGES WITHOUT RECEIVING ANY ADVANTAGE FROM YOUR SELECTED BENEFIT. Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

SOME OR ALL OF THE OPTIONAL BENEFITS MAY NOT BE AVAILABLE TO YOU; CHECK WITH YOUR REGISTERED REPRESENTATIVE. For more information on the differences between the Target Date 10 Benefit and the Lifetime Plus Benefits, please see the discussion "Choosing Between the Target Date 10 Benefit and the Lifetime Plus Benefits" later in this section.

EACH OF THE OPTIONAL BENEFITS CARRIES AN ADDITIONAL M&E CHARGE. The Bonus Option also has a longer withdrawal charge schedule. For more information please see the Fee Tables and section 6, Expenses.

The Quarterly Value Death Benefit is available for selection at issue. It is available with all other optional benefits, but once you select this benefit you cannot remove it from your Contract. The additional M&E charge associated with the Quarterly Value Death Benefit will continue until the benefit terminates.


You can select ONLY ONE of the three following optional benefits at issue:
Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. Once you select one of these three optional benefits, you cannot remove it from your Contract. The additional M&E charge associated with the Short Withdrawal Charge and the No Withdrawal Charge Option will continue until the earlier of the termination of the benefit, or your Contract Value is reduced to zero. The additional M&E charge associated with the Bonus Option will continue until your Contract terminates.

You can also select ONLY ONE of the following optional benefits either at issue or on a Contract Anniversary: Target Date 10 Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. However, if you select the No Withdrawal Charge Option you MUST also select ONE of these benefits at issue and you cannot remove it without replacing it as discussed later in this section. The Target Date 10 Benefit is available once before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Lifetime Plus II Benefit and Lifetime Plus 10 Benefit are available once before the older Covered Person's 81st birthday. However, you cannot exercise the Lifetime Plus II Benefit if any Covered Person is younger than age 50 or age 91 or older, and you cannot exercise the Lifetime Plus 10 Benefit if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS II BENEFIT IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you select the Target Date 10 Benefit or one of the Lifetime Plus Benefits, the additional M&E charge associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.


Under the Lifetime Plus Benefits, you select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to single Lifetime Plus Payments by removing a Covered Person. You can make this change only once. If we approve your request, we will change the additional M&E charge for your selected benefit to equal the additional M&E charge for single Lifetime Plus Payments as of the Contract Anniversary (or Benefit Anniversary, as applicable) after we receive your request in good order at our Service Center, only if that amount differs from the current additional M&E charge on your Contract.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

REPLACING THE OPTIONAL BENEFITS
Unless you selected the No Withdrawal Charge Option, you can also remove one of the Target Date Benefits or Lifetime Plus Benefits, subject to certain restrictions. If you remove one of these optional benefits you may be able to make a ONE TIME REPLACEMENT as follows. You can only select the version of a benefit that is currently offered and available at that time.
FOR CONTRACTS ISSUED BEFORE MARCH 17, 2008
o On the first Contract Anniversary you can replace the Lifetime Plus
  Benefit with the Lifetime Plus II Benefit.


FOR CONTRACTS ISSUED ON OR AFTER MARCH 17, 2008 AND BEFORE SEPTEMBER 22, 2008
o Replace the Target Date Retirement Benefit with Lifetime Plus II
  Benefit.
o Replace either the Lifetime Plus Benefit or Lifetime Plus II Benefit with the Target Date 10 Benefit.


FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 22, 2008
o Replace one of the Target Date Benefits with the Lifetime Plus II
  Benefit or Lifetime Plus 10 Benefit.
o Replace one of the Lifetime Plus Benefits (the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit) with the Target Date 10 Benefit.


SPECIAL ONE TIME REPLACEMENT FOR CONTRACTS ISSUED BEFORE SEPTEMBER 22, 2008
o During the period beginning on December 1, 2008 and ending on November
  30, 2009, you can replace the Lifetime Plus Benefit or Lifetime Plus II Benefit with the Lifetime Plus 10 Benefit. This replacement is available on the Contract Anniversary that occurs during this period.


THESE ARE THE ONLY REPLACEMENTS WE ALLOW FOR THESE OPTIONAL BENEFITS. Replacements include both the simultaneous removal and addition of benefits on one anniversary, as well as removing one benefit on an anniversary and adding another benefit on a future anniversary. In addition, if you select the No Withdrawal Charge Option, you can only remove one of the Target Date Benefits or Lifetime Plus Benefits if you can simultaneously replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. IN ADDITION, YOU CANNOT REPLACE ANY OF THE LIFETIME PLUS BENEFITS AFTER LIFETIME PLUS PAYMENTS HAVE BEGUN.

CHOOSING BETWEEN THE TARGET DATE 10 BENEFIT AND THE LIFETIME PLUS BENEFITS
The following table outlines the primary differences between the Target Date 10 Benefit and the two available Lifetime Plus Benefits. The Target Date 10 Benefit provides a future guarantee on Contract Value that you can walk away with, but has restrictions on how you can invest your money. The Lifetime Plus Benefits provide lifetime income and continued access to both Contract Value and a death benefit for a period of time, and also have restrictions on how you can invest your money. However, the restrictions on investments under the Target Date 10 Benefit are different than the restrictions under the Lifetime Plus Benefits and will change over time. The charges for the Lifetime Plus Benefits are also higher than the charge for the Target Date 10 Benefit.









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                       PRIMARY DIFFERENCES BETWEEN THE TARGET DATE 10 BENEFIT AND THE LIFETIME PLUS BENEFITS
              TARGET DATE                                   LIFETIME PLUS II BENEFIT                                  LIFETIME PLUS
              10 BENEFIT                                                                                                10 BENEFIT
BENEFIT'S    A future      Lifetime income with access to both Contract Value and a death benefit.                    Same as the
FEATURE      guarantee of                                                                                             Lifetime Plus
             Contract                                                                                                 II Benefit.
             Value.
PERSON ON    The Owner.    The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.              Same as the
WHOM WE BASE                                                                                                          Lifetime Plus
THE BENEFIT                                                                                                           II Benefit.
M&E CHARGE   0.55%, which  0.95% for single Lifetime Plus Payments, and 1.10% for joint.                              Same as the
FOR THE      is less than                                                                                             Lifetime Plus
BENEFIT      the fee for                                                                                              II Benefit.
             any of the
             Lifetime Plus
             Benefits.
CAN THE M&E  No.           Yes, under certain circumstances.                                                          Yes, but the
CHARGE                                                                                                                circumstances
INCREASE?                                                                                                             are different
                                                                                                                      than those for
                                                                                                                      the Lifetime
                                                                                                                      Plus II
                                                                                                                      Benefit.
INVESTMENT   Yes, and the  Yes, but the restrictions are set when the benefit is added to the Contract and they will  Same as the
OPTION       restrictions  not change over time.                                                                      Lifetime Plus
ALLOCATION   will change                                                                                              II Benefit.
AND TRANSFER over time.
RESTRICTIONS
WAITING      Minimum of    None if minimum age for exercising is met at the time you select the benefit (must be at   None if
PERIOD       ten years.    least age 50, and cannot be age 91 or older).                                              minimum age
                                                                                                                      for exercising
                                                                                                                      is met at the
                                                                                                                      time you
                                                                                                                      select the
                                                                                                                      benefit (must
                                                                                                                      be at least
                                                                                                                      age 65, and
                                                                                                                      cannot be age
                                                                                                                      91 or older).
MANDATORY    Yes.          No. If payments do not begin during the eligibility period the benefit will terminate.     Same as the
BEGINNING                                                                                                             Lifetime Plus
DATE                                                                                                                  II Benefit.
GUARANTEED   The highest   We base the initial Lifetime Plus Payment on the greater of the highest quarterly Contract We base the
VALUES USED  annual        Value, or a 5% compound annual increase applied to Purchase Payments (subject to a cap of  initial
TO DETERMINE Contract      twice Purchase Payments). We automatically reset the portion of the guarantee based on the Lifetime Plus
THE          Value, which  compounded increase to equal the Contract Value if that will provide a larger potential    Payment on the
BENEFIT'S    is less than  guarantee. Resets do not eliminate any previous compounded increase based guarantees. Also greater of the
FEATURES     what is       the maximum Lifetime Plus Payment percentage is greater than the percentage available      highest
             potentially   under the Lifetime Plus 10 Benefit.                                                        quarterly
             available                                                                                                Contract
             under any of                                                                                             Value, or a
             the Lifetime                                                                                             2.5% SIMPLE
             Plus                                                                                                     QUARTERLY
             Benefits.                                                                                                INTEREST
                                                                                                                      applied to
                                                                                                                      Purchase
                                                                                                                      Payments for a
                                                                                                                      period of up
                                                                                                                      to 20 years.
                                                                                                                      The interest
                                                                                                                      period is
                                                                                                                      potentially
                                                                                                                      much longer
                                                                                                                      than what is
                                                                                                                      available
                                                                                                                      under the
                                                                                                                      Lifetime Plus
                                                                                                                      II Benefit.
                                                                                                                      Resets of the
                                                                                                                      portion of the
                                                                                                                      guarantee
                                                                                                                      based on
                                                                                                                      simple
                                                                                                                      interest are
                                                                                                                      automatic and
                                                                                                                      eliminate all
                                                                                                                      previous
                                                                                                                      simple
                                                                                                                      interest based
                                                                                                                      guarantees.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

11.a THE TARGET DATE BENEFITS
There are two versions: (i) the Target Date 10 Benefit, which is currently available on or after January 26, 2009; and (ii) the Target Date Retirement Benefit, which was available before January 26, 2009, but is no longer available. These two versions are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge.


NOTE: IN YOUR CONTRACT, THE NAME FOR YOUR TARGET DATE RIDER MAY BE DIFFERENT THAN THE NAME WE USE HERE IN THIS PROSPECTUS. If the minimum number of Contract Years to the initial Target Value Date that is shown on your Contract schedule is ten, then you have the Target Date 10 Benefit that is discussed in this prospectus; if instead the minimum is seven years, then you have the Target Date Retirement Benefit. However, in your Contract, both of these benefits use the name "Target Date Retirement Benefit Rider."

Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date Benefits are intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase that you select (the Target Value
Date). This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may be subject to a withdrawal charge.


There is an additional M&E charge for the Target Date Benefits and that charge is guaranteed for the life of the benefit. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. If you selected one of the Target Date Benefits, we will restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. If you selected one of the Target Date Benefits, you can only make additional Purchase Payments to the Contract for the first three years after you select the benefit.

You can select the Target Date 10 Benefit subject to certain age restrictions either at Contract issue or on a subsequent Contract Anniversary. You can also later remove it from your Contract. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove one of the Target Date Benefits if you can simultaneously replace it with one of the Lifetime Plus Benefits. If you remove one of the Target Date Benefits you cannot reselect it in the future.

YOU HAVE LIMITED PROTECTION UNDER THE TARGET DATE BENEFITS UNLESS YOU HOLD THE CONTRACT UNTIL THE INITIAL TARGET VALUE DATE. IF YOU THINK THAT YOU MAY DO ANY OF THE FOLLOWING BEFORE THE INITIAL TARGET VALUE DATE YOU SHOULD CONSIDER WHETHER SELECTING THE TARGET DATE 10 BENEFIT IS IN YOUR BEST INTEREST: REMOVE THE TARGET DATE 10 BENEFIT FROM YOUR CONTRACT, TERMINATE THE CONTRACT, OR TAKE A FULL ANNUITIZATION.

The Target Date Benefits guarantee that, beginning on your initial Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is ten Contract Years after you select the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest available initial date is the Contract Anniversary before the older Owner's 91st birthday. For example, assume you purchase a Contract, select the Target Date 10 Benefit with the earliest available Target Value Date, make one initial payment, and take no withdrawals. Then, on the tenth Contract Anniversary the Target Date 10 Benefit guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the tenth Contract Anniversary. HOWEVER, THE TARGET DATE BENEFITS DO NOT PROVIDE ANY GUARANTEE TO YOUR CONTRACT VALUE BEFORE THE TARGET VALUE DATE AND DO NOT LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

ADDING THE TARGET DATE 10 BENEFIT TO YOUR CONTRACT
If the Target Date 10 Benefit is available, you can select it at Contract issue or on a Contract Anniversary one time before the older Owner's 81st birthday. If the Contract is owned by a non-individual, we base the availability of the benefit on the age of the Annuitant. YOU CANNOT ADD THE TARGET DATE 10 BENEFIT TO A CONTRACT AFTER THE OLDER OWNER REACHES AGE 81 (OR AFTER THE ANNUITANT REACHES AGE 81 IF THE CONTRACT IS OWNED BY A NON-INDIVIDUAL). YOU ALSO CANNOT ADD THE TARGET DATE 10 BENEFIT TO YOUR CONTRACT AND HAVE ONE OF THE LIFETIME PLUS BENEFITS AT THE SAME TIME. If you previously had one of the Lifetime Plus Benefits but you removed it from your Contract, you can only add the Target Date 10 Benefit if you can meet the replacement requirements set out in section 11, Selection of Optional Benefits. You cannot replace the Target Date Retirement Benefit with the Target Date 10 Benefit.

If you do not select the Target Date 10 Benefit at Contract issue, you may be able to select it later if it is still available by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000, or $25,000 if you also selected the No Withdrawal Charge Option. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider this reallocation of your Contract Value to be a "good order" issue. We will process your request to add the Target Date 10 Benefit on the Contract Anniversary that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the Target Date 10 Benefit to your Contract after the Issue Date, then, on the rider effective date, we will increase the M&E charge to include the amount of the additional M&E charge for the Target Date 10 Benefit. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Target Date 10 Benefit, the additional charge associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.


IF YOU SELECTED ONE OF THE TARGET DATE BENEFITS, YOU CAN ONLY MAKE ADDITIONAL PURCHASE PAYMENTS AND PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN FOR THREE YEARS AFTER THE RIDER EFFECTIVE DATE. In addition, the flexible rebalancing program will not be available to you during the period that one of the Target Date Benefits is part of your Contract. However, if you remove your selected Target Date Benefit from your Contract, these restrictions will no longer apply on or after the rider termination date.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under your selected Target Date Benefit.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Target Date 10 Benefit has a ten-day right-to-examine period. If you change your mind about the Target Date 10 Benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the benefit from your Contract, we will treat it as if we had never issued it; however, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option and you remove the Target Date 10 Benefit from your Contract, you must replace it with one of the Lifetime Plus Benefits. If you do not make this replacement we will cancel your Contract.

NOTE FOR CONTRACTS ISSUED IN MASSACHUSETTS: The Target Date 10 Benefit is only available at the time you purchase your Contract; you cannot add this benefit to your Contract after the Issue Date.

REMOVING A TARGET DATE BENEFIT FROM YOUR CONTRACT
Once you select one of the Target Date Benefits, you can remove it from your Contract at any time. If you remove one of the Target Date Benefits from your Contract, none of the Target Date Benefits will be available for future selection. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove a Target Date Benefit from your Contract if you can simultaneously replace it with one of the Lifetime Plus Benefits, as discussed in section 11, Selection of Optional Benefits. You can request the removal of a Target Date Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after we receive your request in good order at our Service Center. If you remove a Target Date Benefit from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.


THE TARGET VALUE DATE
We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You select the initial Target Value Date when you add the benefit to your Contract. The earliest initial Target Value Date you can select is ten Contract Years after the rider effective date under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner's 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant's 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while your selected Target Date Benefit is in effect. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day.

On any Contract Anniversary before the older Owner's 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value on that anniversary. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant's 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least ten Contract Years after we process your request under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), for the reset and the latest Target Value Date is the Contract Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.

Once we apply a credit to your Contract Value under one of the Target Date Benefits, the credit becomes part of your Contract Value and is available for immediate withdrawal. Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. Because the credit increases your Contract Value, it will also increase the total dollar amount (but not the percentage) of the M&E charge you pay. We will apply the credit to your Contract before we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses - Withdrawal Charge.

CALCULATING THE TARGET VALUE
We only calculate the Target Value while one of the Target Date Benefits is in effect. If you selected one of the Target Date Benefits at Contract issue, the Target Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Contract Anniversary. If you selected one of the Target Date Benefits after issue, the Target Value is the highest Contract Value on the rider effective date or on any subsequent Contract Anniversary. We adjust the Target Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. Additional Purchase Payments will increase the Target Value on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the Target Value proportionately based on the percentage of Contract Value withdrawn (including withdrawal charges) or annuitized. If your Contract Value is less than the Target Value on any Target Value Date, we will apply a credit your Contract Value to equal the Target Value. For more details and examples of how we calculate the Target Value, please see Appendix C.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH ONE OF THE TARGET DATE BENEFITS WHILE THE BENEFIT IS IN EFFECT. BY SELECTING ONE OF THESE BENEFITS, YOU ARE CONSENTING TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Target Date Benefits, and not to meet your investment objectives. To the extent these









 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit. For more information on the Investment Option groups and the restrictions on allocations to these groups, please see Tables 1, 2 and 3 in Appendix D - Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

We limit the amount of Contract Value you can allocate to the Investment Options in Group A to a maximum of between 30% and 5%, and we limit the amount of Contract Value you can allocate to the Investment Options in the combined Groups A, B and X to a maximum of between 95% and 35%. We require you to allocate a minimum of between 5% and 65% of your Contract Value to the Investment Options in Group Y. The minimum and maximum you can allocate to the groups depends on the number of years until the initial Target Value Date and the Contract Value as a percentage of Target Value.

The maximums decrease and the minimum increases as the number of years until the initial Target Value Date decreases and as the comparison of Contract Value as a percentage of Target Value decreases. However, we limit the amount by which the maximums can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR. IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER CHANGES TO THE ALLOCATION OF YOUR CONTRACT VALUE TO THE INVESTMENT OPTIONS OVER TIME AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. Once we reduce the maximum amount of Contract Value we allow in Group A, or in the combined Groups A, B and X, it will never increase unless you are able to reset the initial Target Value Date AND the new maximum allowable allocation is greater than your current required allocation.


On each Quarterly Anniversary, we automatically rebalance the amount of Contract Value in each of the Investment Options as discussed in Appendix D. Quarterly rebalancing will continue until the termination of your selected Target Date Benefit. This rebalancing applies to all of your selected Investment Options, and not just the ones that are in Groups A, B or X. On each Quarterly Anniversary we will return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments if these instructions comply with the current maximum allowable allocation for Contract Value in Group A, and the combined Groups A, B and X. However, if your most recent allocation instructions for future Purchase Payments do not meet these maximum limitations, we will rebalance your Contract Value according to the required allocations as described in Appendix D. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.


If you add the Target Date 10 Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with the maximum allowable allocations. We will not allow you to add the Target Date 10 Benefit to your Contract until you have reallocated your Contract Value to comply with the maximum allowable allocations. We will only allow you to make transfers to and from the Investment Option groups as long as you do not exceed the current maximum allowable allocations. However, transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation for each Investment Option that we established on the most recent Quarterly Anniversary. (For more information, please see Appendix D.) THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR SELECTED TARGET DATE BENEFIT TERMINATES.


We will not move any of the Investment Options currently available under the Contract from one group to another, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

TERMINATION OF A TARGET DATE BENEFIT
Either Target Date Benefit will terminate upon the earliest of the following.
o The Business Day we process your request to remove your selected Target
  Date Benefit from the Contract (the rider termination date).
o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then your selected Target Date Benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

11.b THE LIFETIME PLUS BENEFITS
The Lifetime Plus Benefit was available before January 26, 2009, but is no longer available.

The Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit. Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. These benefits are available with the other optional benefits as discussed in section 11, Selection of Optional Benefits.

Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit. Each of these benefits provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. The Lifetime Plus Benefit is the simplest of these three benefits - it has potentially lower fees than the other two benefits and the ability to begin payments before age 65. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit but it offers more potential to increase your initial Lifetime Plus Payment. The Lifetime Plus 10 Benefit offers the maximum potential initial payment but you must wait to begin payments until age 65. Lifetime Plus Payments are annual payments that we initially calculate using your "Benefit Base," your "age band payment percentage," and whether you select single or joint Lifetime Plus Payments, as described in this section of the prospectus. There is an additional M&E charge for each of these benefits, and that charge may increase or decrease in certain situations. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges.


Your annual maximum Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your annual maximum Lifetime Plus Payments may increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals. Under the Cumulative Withdrawal Benefit*, you can control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at any time. For more information regarding the Cumulative Withdrawal Benefit, please see the "Lifetime Plus Payments - The Cumulative Withdrawal Benefit" discussion later in this section.

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

You can select the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit either at Contract issue or on a subsequent Contract Anniversary. You can select only one of the optional benefits subject to certain age restrictions and if the benefit is available. You can also remove your selected benefit before you exercise it. However, if your Contract includes the No Withdrawal Charge Option, you can only remove one of the Lifetime Plus Benefits if you can simultaneously replace it with another benefit as set out in section 11, Selection of Optional Benefits. If you remove the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you cannot reselect it in the future. If you select one of these benefits, you can exercise it and begin receiving Lifetime Plus Payments at any time subject to certain restrictions. Also, if you select one of these benefits, we will restrict the Investment Options to which you can allocate money under your Contract.


If you select one of these benefits, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the sole Covered Person, or joint Lifetime Plus Payments for the lifetime of both joint Covered Persons. For joint Lifetime Plus Payments, the joint Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the benefit to your Contract. If your Contract includes the Lifetime Plus Benefit or Lifetime Plus II Benefit, on the date Lifetime Plus Payments begin (the Benefit
Date), all Covered Persons must be at least age 50 and no Covered Person can be age 91 or older. If your Contract includes the Lifetime Plus 10 Benefit, on the Benefit Date all Covered Persons must be at least age 65 and no Covered Person can be age 91 or older. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the benefit.


THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING ONE OF THE LIFETIME PLUS BENEFITS.
o None of these benefits create Contract Value or guarantee the performance of any Investment Option.
o You can remove one of the Lifetime Plus Benefits from your Contract provided that you do so before you exercise it. If you remove one of these benefits from your Contract you cannot reselect it but you may be able to replace it. In





 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 addition, if your Contract includes the No Withdrawal Charge Option, you can only remove one of these benefits from your Contract if you can simultaneously replace it with another benefit. For more details regarding the replacement of these benefits, see section 11, Selection of Optional Benefits.
o Contracts with one of the Lifetime Plus Benefits are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.
o Under the Lifetime Plus Benefit and Lifetime Plus II Benefit, you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 50 or if any Covered Person is age 91 or older. Under the Lifetime Plus 10 Benefit you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or if any Covered Person is age 91 or older. If you do not exercise the benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.
o If there are joint Covered Persons and one Covered Person dies after joint Lifetime Plus Payments have begun, any payment received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59 1/2 will be reported as a premature distribution according to the Code.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.
  - If you terminate Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments. However, the ability to terminate Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.[(1)]
  - If you terminate Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.
o If you take less than the annual maximum Lifetime Plus Payment[(1)] you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. Allocations to the Cumulative Withdrawal Value (the difference between the maximum Lifetime Plus Payment that you are entitled to and the actual Lifetime Plus Payment you received) do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries[(2)] upon death. (See the "Lifetime Plus Payments - Cumulative Withdrawal Benefit" discussion later in this section.)


(1)The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.
(2)However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER ONE OF THE LIFETIME PLUS BENEFITS IS APPROPRIATE FOR YOUR SITUATION.

ADDING ONE OF THE LIFETIME PLUS BENEFITS TO YOUR CONTRACT
If available, you can select only one of the following either at issue or on a Contract Anniversary, but before the older Covered Person's 81st birthday: the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. YOU CANNOT ADD ANY OF THE LIFETIME PLUS BENEFITS TO A CONTRACT ONCE THE OLDER COVERED PERSON REACHES AGE
81. You also cannot exercise the Lifetime Plus Benefit or the Lifetime Plus II Benefit if any Covered Person is younger than age 50 or age 91 or older, and you cannot exercise the Lifetime Plus 10 Benefit if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS BENEFIT OR THE LIFETIME PLUS II BENEFIT IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you previously had one of the Target Date Benefits but you removed it from your Contract, you can only add one of the Lifetime Plus Benefits if you can meet the replacement requirements set out in section 11, Selection of Optional Benefits.

If you do not select any of these benefits at Contract issue, you may be able to select one later if it is still available by completing the appropriate form. However, you cannot add any of these benefits to your Contract and have one of the Target Date Benefits at the same time. We must receive this form no later than 30 days before a Contract Anniversary in








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000, or $25,000 if you also selected the No Withdrawal Charge Option. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the selected benefit after the Issue Date on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs after we receive your request in good order at our Service Center and your rider effective date for your selected benefit will be that Contract Anniversary. If you add one of these benefits to your Contract after the Issue Date, then, on the rider effective date, we will increase your M&E charge to include the amount of the additional M&E charge for your selected benefit and the payment type (single life or joint life) that is in effect for a newly issued Contract as of the rider effective date. We guarantee that the additional M&E charge for your selected benefit and payment type will not exceed the maximum additional M&E charge that we declared when you purchased your Contract and was set forth in the Fee Table of the prospectus you received at that time. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select one of these benefits, the additional charges associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.

If you add any of these benefits to your Contract, the flexible rebalancing program will not be available to you during the period that the benefit is part of your Contract.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus II Benefit and Lifetime Plus 10 Benefit each have a ten-day right-to-examine period. If you change your mind about the benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove any of these benefits from your Contract, we will treat the benefit as if we had never issued it; however, none of these benefits will then be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove one of the Lifetime Plus Benefits from your Contract if you can replace it with another benefit, as discussed in section 11, Selection of Optional Benefits. If you do not make this replacement we will cancel your Contract.

REMOVING ONE OF THE LIFETIME PLUS BENEFITS FROM YOUR CONTRACT
Once you select the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you can remove it from your Contract at any time before you exercise it. If you remove one of these benefits from your Contract, then none of these benefits will be available for future selection. However, we allow a special one time replacement of the Lifetime Plus or Lifetime Plus II Benefit with the Lifetime Plus 10 Benefit as set out in section 11, Selection of Optional Benefits. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove one of the Lifetime Plus Benefits from your Contract if you can simultaneously replace it with another benefit as discussed in section 11, Selection of Optional Benefits. You can request the removal of your selected Lifetime Plus Benefit by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in good order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

Although you cannot remove any of the Lifetime Plus Benefits from your Contract after Lifetime Plus Payments begin, you can terminate your selected benefit by:
o taking an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (however, this option is only available if your Contract Value is greater than the Cumulative Withdrawal Value*); or
o requesting Annuity Payments under a Full Annuitization based on the greater of the entire Contract Value or Cumulative Withdrawal Value (if applicable).

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.


NOTE: If you terminate your selected Lifetime Plus Benefit by taking an Excess Withdrawal or a Full Annuitization:
o your Lifetime Plus Payments will stop and none of these benefits will be available for future selection,




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o the Accumulation Phase of the Contract will end,
o the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered
  Person subject to the maximum age restriction for adding one of the Lifetime Plus Benefits to your Contract (age 80 or younger).

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o Non-Qualified Contracts:
  -  spouses must be Joint Owners; or
  - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
  - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o Qualified Contracts:
  - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
  - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

After we issue the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, you cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person after we issue the benefit if you selected joint Lifetime Plus Payments. YOU CAN MAKE THIS CHANGE ONLY ONCE.


Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary[(1)] (or Benefit Anniversary,[(1)] as applicable) that occurs immediately after we receive your request in good order at our Service Center. If you remove a joint Covered Person from your Contract, we will change the additional M&E charge for your selected benefit only if this amount differs from the current additional M&E charge on your Contract.[(2)] If we are still offering your selected benefit, we will change the charge to equal the current additional M&E charge for your selected benefit with single Lifetime Plus Payments that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT WITH SINGLE LIFETIME PLUS PAYMENTS THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVED AT THAT TIME. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

(1)Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
(2)For Contracts issued in Nevada, we will change the additional M&E Charge for your selected benefit to equal the additional M&E Charge for the same newly issued benefit with single Lifetime Plus Payments.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the "Lifetime Plus Payments" discussion later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual MAXIMUM Lifetime Plus Payment* for









 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 this comparison, and if the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.


* For Contracts issued in Nevada, we will increase your annual Lifetime Plus Payment to this new amount.


NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until your selected Lifetime Plus Benefit terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.


NOTE FOR CONTRACTS ISSUED TO CIVIL UNION PARTNERS IN NEW JERSEY: In the state of New Jersey we allow civil union partners to be Joint Owners and/or joint Covered Persons. However, CIVIL UNION PARTNERS ARE TREATED DIFFERENTLY THAN PERSONS WHO ARE RECOGNIZED AS SPOUSES UNDER THE FEDERAL TAX LAW AND THIS AFFECTS HOW LONG LIFETIME PLUS PAYMENTS WILL CONTINUE AND WHEN YOUR BENEFIT WILL TERMINATE. Specifically, with respect to federally recognized spouses, upon the death of one spouse, the surviving spouse can continue the Contract. In addition, if the spouses were joint Covered Persons and had begun receiving Lifetime Plus Payments, the payments would continue for the entire lifetime of the survivor if they elect to continue the Contract. Continuation of the Contract and Lifetime Plus Payments may not always be available to a surviving civil union partner. If Lifetime Plus Payments have begun and the Contract Value has been reduced to zero at the time of the first civil union partner's death, and the surviving civil union partner is a Covered Person, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. If instead the Contract Value is positive at the time of the first civil union partner's death, Lifetime Plus Payments will generally stop and the selected Lifetime Plus Benefit will terminate with the following exception. For Contracts jointly owned by civil union partners, if within one year of the date of death of one civil union partner the surviving civil union partner who is also a Covered Person does not choose to receive the death benefit or take a Full Annuitization, and the Contract Value reduces to zero BEFORE THE ONE YEAR ANNIVERSARY, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. However, in this instance if the Contract Value is positive on the one year anniversary of the first civil union partner's death, Lifetime Plus Payments will stop and the selected Lifetime Plus Benefit will terminate on that one year anniversary. Because of these restrictions it may be more advantageous to civil union partners that are considering purchasing a Contract with one of the Lifetime Plus Benefits to purchase ONE CONTRACT FOR EACH PARTNER AND APPOINT ONLY ONE COVERED PERSON. WE STRONGLY ADVISE CIVIL UNION PARTNERS TO CONSULT A TAX ADVISER BEFORE PURCHASING A CONTRACT AS JOINT OWNERS OR APPOINTING THEMSELVES AS JOINT COVERED PERSONS. For more information about how civil union partnerships affect Lifetime Plus Payments, please see your selected Lifetime Plus Benefit rider.


IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS
o You can no longer remove your selected Lifetime Plus Benefit from the Contract.
o Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o The free withdrawal privilege will no longer be available to you.
  However, Lifetime Plus Payments and Cumulative Withdrawals (if available) are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.
o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments are subject to a withdrawal charge and will reduce the Withdrawal Charge Basis as set out in section 6, Expenses - Withdrawal Charge.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o Any Excess Withdrawal will reduce your annual maximum Lifetime Plus
  Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. HOWEVER, IF YOU TAKE AN EXCESS WITHDRAWAL OF YOUR ENTIRE REMAINING CONTRACT VALUE, OR YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO BELOW THE ACCEPTABLE MINIMUM, YOUR PAYMENTS WILL STOP AND YOUR BENEFIT WILL TERMINATE ON THE BUSINESS DAY YOU TAKE THE EXCESS WITHDRAWAL.
o The systematic withdrawal program will no longer be available to you. If you are participating in this program, your participation will stop.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
  -  an Owner dies and the spouse continues the Contract, or
  - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.


o If you selected the benefit before January 26, 2009, the additional M&E charge for the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit will decrease as indicated in the Fee Tables and section 6, Expenses, but the M&E charge for your selected Lifetime Plus Benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.


o If you selected the benefit on or after January 26, 2009, the additional
  M&E charge for the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). For more information, please see section 10, Death Benefit
  - Traditional Death Benefit, and Appendix E - Quarterly Anniversary Value Calculation and Examples - Calculating the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal (including any withdrawal charge).
o You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit and we will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit or the 10% Annual Increase under the Lifetime Plus 10 Benefit.
o We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value under any of the Lifetime Plus Benefits; the 5% Annual Increase under the Lifetime Plus Benefit; the Highest Annual Increase under the Lifetime Plus II Benefit; and the 10% Annual Increase under the Lifetime Plus 10 Benefit. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value available under that benefit.


o We may apply an annual payment increase to your annual maximum Lifetime
  Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary after Lifetime Plus Payments have begun and before the older Covered Person's 91st birthday. If we increase your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada), we reserve the right to change the additional M&E charge for your selected benefit and payment type (single life or joint life) as of the next fifth Benefit Anniversary, subject to the maximum M&E charge. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payment on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION. However, terminating Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.*
* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center. Under the Lifetime Plus Benefit and Lifetime Plus II Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 50th birthday. Under the Lifetime Plus 10 Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 65th birthday. Under all benefits, the last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday.


You cannot exercise the Lifetime Plus Benefit or Lifetime Plus II Benefit if any Covered Person is younger than age 50 or age 91 or older. You cannot exercise the Lifetime Plus 10 Benefit if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any explicit advantage from selecting it.

NOTE: IF YOU ADD ONE OF THE LIFETIME PLUS BENEFITS TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, OR 10% ANNUAL INCREASE (AS APPLICABLE). Keep in mind that the Benefit Date must occur on either the 1st or the 15th of a calendar month.


You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual actual Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.


If you exercise one of the Lifetime Plus Benefits we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus Benefit or Lifetime Plus II Benefit, we base the initial payment on the Benefit Base (for more information, see "The Benefit Base" discussion later in this section) and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:


          AGE BAND OF THE COVERED PERSON                ANNUAL MAXIMIM LIFETIME PLUS PAYMENT PERCENTAGE (OR ANNUAL LIFETIME PLUS
   (OR YOUNGER OF THE COVERED PERSONS FOR JOINT                                  PAYMENT PERCENTAGE FOR
              LIFETIME PLUS PAYMENTS)                                         CONTRACTS ISSUED IN NEVADA)
                     50 to 59                                                              4%
                     60 to 69                                                              5%
                     70 to 79                                                              6%
                    80 or older                                                            7%


Under the Lifetime Plus 10 Benefit, we base the initial payment on the Benefit Base and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:



                   AGE BAND OF THE COVERED PERSON                     ANNUAL MAXIMUM LIFETIME PLUS
(OR YOUNGER OF THE COVERED PERSONS FOR JOINT LIFETIME PLUS PAYMENTS)       PAYMENT PERCENTAGE
                              65 to 79                                             5%
                            80 or older                                            6%


Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage increases based on the age of the Covered Person (for more information see "Automatic Annual Payment Increases to the Lifetime Plus Payments" next in this section). However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you











 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment. This risk does not apply to Contracts issued in Nevada because the Cumulative Withdrawal Benefit was not available in that state.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT (OR YOUR ANNUAL LIFETIME PLUS PAYMENT FOR CONTRACTS ISSUED IN NAVADA)
PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN ON THE NEXT BENEFIT ANNIVERSARY AFTER THE WITHDRAWAL. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR BENEFIT TO TERMINATE.


The annual maximum Lifetime Plus Payment percentage for each age band that is listed in the tables above (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada) is set on the rider effective date and will not change during the life of the benefit. However, we may use different percentages and age bands for newly issued benefits in the future.

For Contracts issued in Nevada, the initial Lifetime Plus Payment must be at least $100. For all other Contracts, the initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

For Contracts issued in Nevada, if you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate. For all other Contracts, if you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero.* On and after the date that your Contract Value is reduced to zero, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was reduced to zero.

* This restriction does not apply in Nevada.

You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o For Contracts issued in Nevada, if you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o For Contracts issued in all other states, if you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution and we will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4,








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Investment Options - Transfers, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section).

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.
o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.
o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) If on the maximum permitted Income Date you were receiving Lifetime Plus Payments, we guarantee you will receive the greater of your maximum Lifetime Plus Payment (or Lifetime Plus Payment for Contracts issued in Nevada), or fixed Annuity Payments based on the greater of Contract Value or the Cumulative Withdrawal Value* under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada. Therefore, on the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value.

THE CUMULATIVE WITHDRAWAL BENEFIT
The Cumulative Withdrawal Benefit is not a separate benefit that you can select. It was automatically part of the Lifetime Plus II Benefit and the Lifetime Plus 10 Benefit. It was also automatically part of the Lifetime Plus Benefit in all states except Nevada. The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada. There is no additional fee or charge for the Cumulative Withdrawal Benefit.


The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before your Contract Value is reduced to zero. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is reduced to zero you are required to take the maximum payment. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) AND THE CHANGE WILL REMAIN IN EFFECT UNTIL YOU REQUEST ANOTHER CHANGE OR UNTIL YOUR CONTRACT VALUE IS REDUCED TO ZERO.


The Cumulative Withdrawal Value is the amount of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease due to the performance of your selected Investment Options. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract Value and does not reduce your Contract Value or your death benefit until it is withdrawn as a Cumulative Withdrawal your Contract Value will also continue to fluctuate with the performance of your selected Investment Options. The Cumulative Withdrawal Benefit is not available to your Beneficiaries* upon death. IF YOU TAKE LESS THAN









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

THE ANNUAL MAXIMUM LIFETIME PLUS PAYMENT YOU ARE ENTITLED TO IN A BENEFIT YEAR, YOU COULD REDUCE THE CHANCE THAT YOU WILL RECEIVE ANY INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT. (For more information, see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appears next in this section.)



* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.


Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis. However, each Cumulative Withdrawal will reduce your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is reduced to zero for any reason other than an Excess
Withdrawal:
o we will send you any remaining Cumulative Withdrawal Value,
o your Cumulative Withdrawal Benefit will terminate,
o you will receive your maximum Lifetime Plus Payment (actual Lifetime
  Plus Payments are not available after the Contract Value is reduced to zero) at the payment frequency you previously selected, and
o your Lifetime Plus Payments will continue as indicated in the "Termination of the Lifetime Plus Benefit, Lifetime Plus II, and Lifetime Plus 10 Benefit" discussion that appears later in this section.


However, if your Contract Value is reduced to zero because of an Excess Withdrawal, your Cumulative Withdrawal Benefit and your selected benefit will terminate.


AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after the Benefit Date, and before the older Covered Person's 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows.


FOR CONTRACTS ISSUED IN NEVADA: You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual Lifetime Plus Payment will increase by 5%. On each Benefit Anniversary you may also receive an annual payment increase if the annual Lifetime Plus Payment percentage increases based on the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) and the new percentage, when applied to the Contract Value results in a higher Lifetime Plus Payment.

FOR CONTRACTS ISSUED IN ALL OTHER STATES: If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.


In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

IF YOUR ANNUAL ACTUAL LIFETIME PLUS PAYMENT IS LESS THAN THE ANNUAL MAXIMUM YOU ARE ENTITLED TO, AN AUTOMATIC ANNUAL INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT MAY NOT INCREASE THE ACTUAL LIFETIME PLUS PAYMENT YOU RECEIVE. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.


NOTE: AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR ON OR AFTER THE BUSINESS DAY YOUR CONTRACT VALUE IS REDUCED TO ZERO.


FOR CONTRACTS ISSUED IN NEVADA: If you receive an annual payment increase to your Lifetime Plus Payment, we may change the additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary to equal the additional M&E Charge for the same newly issued benefit and payment type on that fifth Benefit Anniversary.

FOR CONTRACTS ISSUED IN ALL OTHER STAES: If you receive an annual payment increase to your annual maximum Lifetime Plus Payment on the current Benefit Anniversary or any of the previous four Benefit Anniversaries we may change the additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries). If we are still offering your selected benefit, we will change the charge to equal the current additional M&E charge for your selected benefit and payment type (single life or joint life) that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge for the benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVED AT THAT TIME.

We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. However, if you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for your selected benefit.


We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.


If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive future annual payment increases to your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Oregon), but you will keep the most recent annual payment increase. Also, your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Oregon) will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until your benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR YOUR BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU ACCEPT THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with your benefit, then you continue to be eligible to receive future annual payment increases.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You select the Lifetime Plus II Benefit with single Lifetime Plus
  Payments when you are age 57 and your Contract Value is $100,000. The Lifetime Plus II Benefit includes the Cumulative Withdrawal Benefit. You are the only Owner and are also the sole Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. You choose to receive the annual maximum Lifetime Plus Payment as your actual payment and, therefore, there are no allocations to the Cumulative Withdrawal Benefit. Your initial annual Lifetime Plus Payment is $4,200 ($105,000 x 4%).


                           AGE CONTRACT VALUE ANNUAL PAYMENT PERCENTAGE ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS PAYMENT
Benefit Date               57     $100,000               4%                               $4,200
First Benefit Anniversary  58     $102,000               4%                               $4,284
Second Benefit Anniversary 59    $  98,000               4%                               $4,284
Third Benefit Anniversary  60     $100,000               5%                               $5,000

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your maximum Lifetime Plus Payment at this time.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,284 x 1.02 = $4,370). However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $100,000 = $5,000) to the current payment (which has been increased to $4,370 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the annual maximum Lifetime Plus Payment to $5,000.

EXAMPLE OF THE EFFECT OF THE CUMULATIVE WITHDRAWAL BENEFIT
o Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $3,000 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.

                    AGE CONTRACT    ANNUAL PAYMENT   ANNUAL MAXIMUM LIFETIME PLUS  ANNUAL ACTUAL LIFETIME PLUS       CUMULATIVE
                          VALUE       PERCENTAGE                PAYMENT                      PAYMENT              WITHDRAWAL VALUE
Benefit Date        57  $100,000          4%                    $4,200                        $3,000                   $1,200
First Benefit       58  $103,000          4%                    $4,200                        $3,000                   $2,400
Anniversary
Second Benefit      59  $106,000          4%                    $4,240                        $3,000                   $3,640
Anniversary
Third Benefit       60  $  99,000         5%                    $4,950                        $4,950                   $3,640
Anniversary
Fourth Benefit      61  $102,000          5%                    $5,100                        $5,100                   $3,640
Anniversary

o On the Benefit Date we pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 - $3,000 = $1,200).

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of this increase is ($103,000 - $100,000) / $100,000 = 3%. However, because your actual
  Lifetime Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your







 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (4% x $103,000 = $4,120) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,200 - $3,000 = $1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.

o On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (4% x $106,000 = $4,240) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($3,000) will not change. We will then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,240 - $3,000 = $1,240) to your Cumulative Withdrawal Value, which increases that amount to $3,640.

o On the third Benefit Anniversary, although your actual Lifetime Plus
  Payment was less than the maximum Lifetime Plus Payment during the last Benefit Year, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $99,000 = $4,950), to the current maximum payment ($4,240), and we increase your annual maximum Lifetime Plus Payment to this higher amount. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $4,950. However, because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.

o On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of the increase is ($102,000 - $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your annual maximum Lifetime Plus Payment ($4,950 x 1.0303 = $5,100). Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,100, but your Cumulative Withdrawal Value will not increase.


o You can take payments from your Cumulative Withdrawal Value at any time while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is reduced to zero while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in the discussion "Termination of the Lifetime Plus Benefit, Lifetime Plus II Benefit, and Lifetime Plus 10 Benefit" later in this section. Cumulative Withdrawals do not reduce your Lifetime Plus Payments. Your Cumulative Withdrawal Value also does not earn interest and does not increase or decrease the performance of your selected Investment Options The Cumulative Withdrawal Value is also not available to your Beneficiaries* upon death.


* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.


EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT

                           CONTRACT       ANNUAL PAYMENT         ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS      CUMULATIVE WITHDRAWAL
                            VALUE           PERCENTAGE                         PAYMENT                            VALUE
Third Benefit              $ 99,000             5%                             $4,950                            $3,640
Anniversary
Fourth Benefit            $  91,000             5%                            $4,669.86                            $0
Anniversary


o Continuing the previous example, assume that during the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000. First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal of $3,640. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 - $3,640 = $94,360.
o The remainder of the withdrawal ($8,820 - $3,640 = $5,180) is an Excess Withdrawal. We do not reduce the Excess Withdrawal for the free withdrawal privilege because this privilege is not available once Lifetime Plus Payments have begun. The Excess Withdrawal is a partial withdrawal and is subject to a 3% withdrawal charge, which we calculate as $5,180 / (1 - 0.03) = $5,180 / 0.97 = $5,340.21. The Excess Withdrawal and the
  withdrawal charge also reduce the





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

  Contract Value on a dollar for dollar basis
  ($94,360 - $5,340.21 = $89,019.79). As a percentage of Contract Value, the
  Excess Withdrawal (including the withdrawal charge) represents 5.66% of Contract Value ($5,340.21 / $94,360 = 5.66%).
o On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 5.66% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $4,950 - (5.66% x $4,950) = $4,950 - $280.17 = $4,669.83. Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $4,669.86 and your Cumulative Withdrawal Value will remain at zero.


THE BENEFIT BASE
We base the initial annual maximum Lifetime Plus Payment (or initial Lifetime Plus Payment of Contracts issued in Nevada) on the Benefit Base and the age band payment percentage of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.


On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:
o the Contract Value,
o the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),
o for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
o for the Lifetime Plus 10 Benefit, the 10% Annual Increase.


NOTE: The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial Lifetime Plus Payment of Contracts issued in Nevada) you will receive.


Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: UNDER THE LIFETIME PLUS BENEFITS WE WILL NO LONGER CALCULATE THE FOLLOWING VALUES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE: THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE, THE HIGHEST ANNUAL INCREASE, THE ENHANCED 5% ANNUAL INCREASE, THE ENHANCED 10-YEAR VALUE, OR THE 10% ANNUAL INCREASE. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value under that benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, 5% ANNUAL INCREASE, HIGHEST ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, ENHANCED 10-YEAR VALUE, OR 10% ANNUAL INCREASE THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU ALSO WILL NOT RECEIVE THE AMOUNT OF THE BONUS CREDITED IN THE PORTIONS OF THESE VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

THE QUARTERLY ANNIVERSARY VALUE
If you select one of the Lifetime Plus Benefits at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select your benefit after issue, the Quarterly Anniversary Value is the highest Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
CALCULATING THE 5% ANNUAL INCREASE: Under the 5% Annual Increase we guarantee that, if you selected the Lifetime Plus Benefit at issue and we receive all Purchase Payments within 90 days of the Issue Date, then:
o before the tenth Contract Anniversary, the 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the 5% Annual
  Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the 5% Annual Increase we guarantee that, if you selected the Lifetime Plus Benefit after the Issue Date, or upon a reset of the 5% Annual Increase (see the discussion later in this section) and you make no additional Purchase Payments after the rider effective date or reset anniversary, then:
o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the 5% Annual Increase will equal the Contract Value as of the rider effective date or reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date or reset anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date or reset anniversary.

If we receive any additional Purchase Payments more than 90 days after the Issue Date - or, if we receive them at any time after the rider effective date or reset anniversary - then we will add these payments to the 5% Annual Increase and Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to the 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to the Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We adjust the 5% Annual Increase and the Enhanced 10-Year Value proportionately for each partial withdrawal and Partial Annuitization. The 5% Annual Increase will never exceed the Enhanced 10-Year Value.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE "EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE" UNDER THE LIFETIME PLUS BENEFIT IN APPENDIX F.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY.

IF YOU ADDED THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE RIDER
  EFFECTIVE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE,
  YOU WILL HAVE LESS THAN ONE YEAR TO EXERCISE THE LIFETIME PLUS BENEFIT BECAUSE IT IS NO LONGER AVAILABLE TO YOU ON OR AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY. HOWEVER, IF YOU ADD THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE. KEEP IN MIND THAT THE BENEFIT DATE MUST OCCUR ON EITHER THE 1ST OR 15TH OF A CALENDAR MONTH.

For more details and examples of how we calculate the 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix F.

NOTE: In your Contract the Enhanced 10-Year Value under the Lifetime Plus Benefit is called the 5% Annual Increase Cap.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.

IF YOU RESET THE 5% ANNUAL INCREASE, WE MAY CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) TO EQUAL THE ADDITIONAL M&E CHARGE THAT IS IN EFFECT FOR THE SAME NEWLY ISSUED BENEFIT AS OF THE RESET ANNIVERSARY IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE:  You cannot request a reset:
o on or after the older Covered Person's 81st birthday,
o on or after the Benefit Date that you exercise the Lifetime Plus
  Benefit,
o on or after the Income Date that you take a Full Annuitization, or
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE HIGHEST ANNUAL INCREASE: The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of the Enhanced 5% Annual Increases established through automatic resets that may occur on each Contract Anniversary.

THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
CALCULATING THE ENHANCED 5% ANNUAL INCREASE: Under the Enhanced 5% Annual Increase we guarantee that, if you select the Lifetime Plus II Benefit at issue and all Purchase Payments are received within 90 days of the Issue Date, then:
o before the tenth Contract Anniversary, the initial Enhanced 5% Annual
  Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the initial Enhanced
  5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the Enhanced 5% Annual Increase we guarantee that, if you select the Lifetime Plus II Benefit after the Issue Date, and you make no additional Purchase Payments after the rider effective date, then:
o before the tenth Contract Anniversary following the rider effective date, the initial Enhanced 5% Annual Increase will equal the Contract Value as of the rider effective date compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Under the Enhanced 5% Annual Increase we guarantee that, upon each reset of the Enhanced 5% Annual Increase, assuming you make no additional Purchase Payments after the reset anniversary, then:
o before the tenth Contract Anniversary following each reset anniversary, each reset Enhanced 5% Annual Increase will equal the Contract Value as of the reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following each reset anniversary, and thereafter, each reset Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the reset anniversary.

If any additional Purchase Payments are received more than 90 days after the Issue Date - or, if they are received at any time after the rider effective date or a reset anniversary - then we will add these payments to each Enhanced 5% Annual Increase and each Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to each Enhanced 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding for that Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to each Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We reduce each Enhanced 5% Annual Increase and each Enhanced 10-Year Value proportionately for each partial withdrawal and Partial Annuitization. The Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value.

For more details and examples of how we calculate the Enhanced 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix G.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE "EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE" UNDER THE LIFETIME PLUS II BENEFIT IN APPENDIX G.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE 10TH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY BEFORE EXERCISING THE LIFETIME PLUS II BENEFIT.

IF YOU ADD THE LIFETIME PLUS II BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE RIDER
  EFFECTIVE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE ENHANCED 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS II BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU WILL HAVE LESS THAN ONE YEAR TO BEGIN LIFETIME PLUS PAYMENTS BECAUSE IT IS NO LONGER AVAILABLE TO YOU ON OR AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY. HOWEVER, IF YOU ADD THE LIFETIME PLUS II BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
Unlike the Lifetime Plus Benefit, you do not elect manual resets of the Enhanced 5% Annual Increase. Instead, before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value on any Contract Anniversary if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date. AN AUTOMATIC RESET OF THE ENHANCED 5% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS SECTION.

An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. We continue to








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

For each Enhanced 5% Annual Increase, we will establish an Enhanced 10-Year Value on the same date. Assuming you make no additional Purchase Payments and take no withdrawals or Partial Annuitizations, each Enhanced 5% Annual Increase will be subject to the Enhanced 10-Year Value as follows.
o IF THE RIDER EFFECTIVE DATE IS THE ISSUE DATE: On each Business Day on or after the tenth Contract Anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF THE RIDER EFFECTIVE DATE OCCURS AFTER THE ISSUE DATE: On each
  Business Day on or after the tenth Contract Anniversary after the rider effective date, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF AN AUTOMATIC RESET HAS OCCURRED: On each Business Day on or after the tenth Contract Anniversary after the reset anniversary, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase cannot be greater than its associated Enhanced 10-Year Value that was established on the same date.


If we reset the Enhanced 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life). If we are still offering the Lifetime Plus II Benefit, we will change the charge to equal the current additional M&E charge for the Lifetime Plus II Benefit and your selected payment type (single life or joint life) that is available at that time. If we are no longer offering the Lifetime Plus II Benefit, we reserve the right to declare a new additional M&E charge for the benefit.


HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT AND YOUR SELECTED PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVED AT THAT TIME.

We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. In addition, we will not change the additional M&E charge for your benefit if you have not received a reset to the Enhanced 5% Annual Increase.

We will make any change as of the 60th day after the reset anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus II Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets and we will not establish any Enhanced 5% Annual Increases or Enhanced 10-Year Values on future Contract Anniversaries, but you will keep the most recent reset and the most recent Enhanced 5% Annual Increase and Enhanced 10-Year Value. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with the Lifetime Plus II Benefit, then you continue to be eligible to receive future resets.

NOTE: YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE AT A HIGHER ADDITIONAL M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER ADDITIONAL M&E CHARGE.

THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT
CALCULATING THE 10% ANNUAL INCREASE: Under the 10% Annual Increase we guarantee that, if you select the Lifetime Plus 10 Benefit at issue and all Purchase Payments are received on or before the first Quarterly Anniversary, then:
o on or before the 20th Contract Anniversary, the 10% Annual Increase will increase total Purchase Payments at a simple interest rate of 2.5% on each Quarterly Anniversary; and







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o after the 20th Contract Anniversary, the 10% Annual Increase will no longer receive the simple interest increase, however, it may increase due to a reset which will lock in the highest Contract Value on any Quarterly Anniversary.

Under the 10% Annual Increase we guarantee that, if you select the Lifetime Plus 10 Benefit after the Issue Date and you make no additional Purchase Payments after the rider effective date, then:
o on or before the 20th Contract Anniversary after the rider effective date, the 10% Annual Increase will increase the Contract Value as of the rider effective date at a simple interest rate of 2.5% on each Quarterly Anniversary; and
o after the 20th Contract Anniversary after the rider effective date, the 10% Annual Increase will no longer receive the simple interest increase, however, it may increase due to a reset which will lock in the highest Contract Value on any Quarterly Anniversary.

If we receive any additional Purchase Payments after the first Quarterly Anniversary - or, if we receive them at any time after the rider effective date
- then we will add these payments to the 10% Annual Increase as follows.
o We will add the Purchase Payment to the 10% Annual Increase on the Business Day we receive it, but we will not apply the 2.5% simple interest rate increase to the Purchase Payment until the second Quarterly Anniversary after we receive it.


If your Contract Value is greater than the 10% Annual Increase on any of the first and later Quarterly Anniversaries after the rider effective date - then we will reset the 10% Annual Increase to equal the Contract Value. We will then increase this amount minus any Purchase Payments received on or after the previous Quarterly Anniversary at the simple interest rate of 2.5% on each Quarterly Anniversary that occurs after the reset, but on or before the 20th Contract Anniversary after the rider effective date.


We adjust the 10% Annual Increase proportionately for each partial withdrawal and Partial Annuitization.

IF YOU ADD THE LIFETIME PLUS 10 BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80 WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT AVAILABLE TO YOU FROM THE 10% ANNUAL INCREASE. KEEP IN MIND THAT THE BENEFIT DATE MUST OCCUR ON EITHER THE 1ST OR 15TH OF A CALENDAR MONTH.

For more details and examples of how we calculate the 10% Annual Increase, please see Appendix H.


AUTOMATIC RESETS OF THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT Before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus 10 Benefit, we automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on any of the first and later Quarterly Anniversaries after the rider effective date. AN AUTOMATIC RESET OF THE 10% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS SECTION.


IF WE RESET THE 10% ANNUAL INCREASE AT ANY TIME DURING THE CONTRACT YEAR, WE MAY CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT ON THE NEXT CONTRACT ANNIVERSARY. If we are still offering the Lifetime Plus 10 Benefit, we will change the charge to equal the current additional M&E charge for the Lifetime Plus 10 Benefit and your selected payment type (single life or joint life) that is available at that time if this amount differs from the current additional M&E charge on your Contract. If we are no longer offering the Lifetime Plus 10 Benefit, we reserve the right to declare a new additional M&E charge for the benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT AND YOUR SELECTED PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND WAS SET FORTH IN THE FEE TABLE OF THE PROSPECTUS YOU RECEIVED AT THAT TIME.

We will not change the additional M&E charge for the Lifetime Plus 10 Benefit on a Contract Anniversary if you have not received a reset to the 10% Annual Increase during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 10 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus 10 Benefit, then we will make the change and send you a confirmation letter.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If this change increases the additional M&E charge for the Lifetime Plus 10 Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 10% Annual Increase, but you will keep all previous resets. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with the Lifetime Plus 10 Benefit, then you continue to be eligible to receive future resets.

NOTE: YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE 10% ANNUAL INCREASE AT A HIGHER ADDITIONAL M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER ADDITIONAL M&E CHARGE.


INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT WHILE THE BENEFIT IS IN EFFECT. BY SELECTING ONE OF THESE BENEFITS, YOU ARE CONSENTING TO HAVE US REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.


IF YOU SELECT THE LIFETIME PLUS II BENEFIT OR LIFETIME PLUS 10 BENEFIT ON OR AFTER JANUARY 26, 2009: We restrict your selection of certain Investment Options; we require that you have 100% of your total Contract Value in the Group C Investment Options, and we do not permit you to have any of your Contract Value in the Group A or Group B Investment Options. If you add the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with this restriction. We will not allow you to add one of these benefits to your Contract until you have reallocated your Contract Value to comply with this restriction.

IF YOU SELECTED ONE OF THE LIFETIME PLUS BENEFITS BEFORE JANUARY 26, 2009: We restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows. We will only allow you to make allocations and transfers to and from the Group A and Group B Investment Options as long as you do not exceed these limitations.
o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP
  A AND GROUP B INVESTMENT OPTIONS.
o WE DO NOT LIMIT THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE
  GROUP C INVESTMENT OPTIONS.


                                GROUP A INVESTMENT OPTIONS[(1)]
AZL Columbia Small Cap Value Fund         AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund              AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund         AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                    AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Income Securities Fund
AZL Schroder International Small Cap Fund Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund            PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)FOR ANY LIFETIME PLUS BENEFIT ADDED TO YOUR CONTRACT BEFORE JANUARY 26, 2009, THE FOLLOWING FUNDS ARE INCLUDED IN THE GROUP C



INVESTMENT OPTIONS AND ARE NOT INCLUDED IN THE GROUP A INVESTMENT OPTIONS: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund,AZL TargetPLUS Moderate Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.












 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                               GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund       AZL Oppenheimer Global Fund
AZL BlackRock Capital Appreciation Fund AZL Oppenheimer International Growth Fund
AZL BlackRock Growth Fund               AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Columbia Mid Cap Value Fund         AZL S&P 500 Index Fund
AZL Davis NY Venture Fund               AZL TargetPLUS Equity Fund
AZL Dreyfus Equity Growth Fund          AZL Van Kampen Comstock Fund
AZL First Trust Target Double Play Fund AZL Van Kampen Global Franchise Fund
AZL International Index Fund            AZL Van Kampen Growth and Income Fund
AZL Jennison 20/20 Focus Fund           AZL Van Kampen Mid Cap Growth Fund
AZL JPMorgan Large Cap Equity Fund      Mutual Global Discovery Securities Fund
AZL JPMorgan U.S. Equity Fund           Mutual Shares Securities Fund
AZL NACM International Fund             OpCap Mid Cap Portfolio
AZL OCC Growth Fund                     Templeton Growth Securities Fund


                                 GROUP C INVESTMENT OPTIONS
AZL Allianz Global Investors Select Fund           BlackRock Global Allocation V.I. Fund
AZL Balanced Index Strategy Fund                   Franklin High Income Securities Fund
AZL Franklin Templeton Founding Strategy Plus Fund Franklin U.S. Government Fund
AZL Fusion Balanced Fund                           Franklin Zero Coupon Fund 2010
AZL Fusion Conservative Fund                       PIMCO VIT All Asset Portfolio
AZL Fusion Moderate Fund                           PIMCO VIT Emerging Markets Bond Portfolio
AZL Moderate Index Strategy Fund                   PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Money Market Fund                              PIMCO VIT Global Multi-Asset Portfolio
AZL TargetPLUS Balanced Fund                       PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund              PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund

THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.


In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.


TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59 1/2, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you









 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.

TERMINATION OF THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, AND LIFETIME PLUS 10 BENEFIT
BEFORE THE BENEFIT DATE, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove your selected
  Lifetime Plus Benefit from the Contract (the rider termination date).
o The date of death of all Covered Persons.
o The older Covered Person's 91st birthday.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.


ON AND AFTER THE BENEFIT DATE THAT YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value. (For Contracts issued in Nevada, if you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value. For Contracts issued in all other states, if you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.)
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered
  Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o Contract termination.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

11.c OTHER OPTIONAL BENEFITS
QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. The Quarterly Value Death Benefit is available with all other optional benefits.


THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE QUARTERLY VALUE DEATH BENEFIT.

Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option.
2.The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.


* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS: If you begin receiving Lifetime Plus Payments, then on and after the Benefit Date:
o the Quarterly Anniversary Value under the Quarterly Anniversary Value
  Death Benefit will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal;
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge); and
o the additional M&E charge associated with the Quarterly Value Death
  Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o Contract termination.


BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT. THE BONUS OPTION IS AVAILABLE WITH EITHER THE TARGET DATE 10 BENEFIT OR ONE OF THE LIFETIME PLUS BENEFITS.









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

THE BONUS OPTION IS ALSO NOT AVAILABLE IN THE STATE OF NEW HAMPSHIRE. IT IS NOT AVAILABLE IF YOU SELECT EITHER THE SHORT WITHDRAWAL CHARGE OPTION OR THE NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.

THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.


We will credit the bonus to your Contract subject to the following terms.
1)Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments (for example, the portion of the Traditional Death Benefit that is based on total Purchase Payments). The vesting schedule is as follows.

              NUMBER OF COMPLETE               VESTING PERCENTAGE
 YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT
                       0                               0%
                       1                              35%
                       2                              70%
                       3+                             100%

2)We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
3)All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4)If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.


We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Bonus Value and, therefore, any unvested bonus amounts will cease to exist.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS AVAILABLE WITH EITHER THE TARGET DATE 10 BENEFIT OR ONE OF THE LIFETIME PLUS BENEFITS. IT IS NOT AVAILABLE IF YOU SELECT EITHER THE BONUS OPTION OR NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.

BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.


NO WITHDRAWAL CHARGE OPTION
You can eliminate withdrawal charges under your Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. Contracts with the No Withdrawal Charge Option require a higher initial Purchase Payment than all other types of Allianz Vision Contracts ($25,000 rather than $10,000). The No Withdrawal Charge Option is not available if you select either the Bonus Option or Short Withdrawal Charge Option. ONCE YOU SELECT THE NO WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT.

If you select the No Withdrawal Charge Option you must also select either the Target Date 10 Benefit or one of the Lifetime Plus Benefits. If you select the No Withdrawal Charge Option you may be able to remove the Target Date 10 Benefit or one of the Lifetime Plus Benefits if you can simultaneously replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. None of the Lifetime Plus Benefits can be replaced after Lifetime Plus Payments have begun. For more information, please see section 11, Selection of Optional Benefits.


NOTE: YOU CANNOT SELECT THE TARGET DATE 10 BENEFIT IF THE OLDER OWNER IS AGE 81 OR OLDER (OR IF THE ANNUITANT IS AGE 81 OR OLDER FOR CONTRACTS OWNED BY A NON-INDIVIDUAL), AND YOU CANNOT SELECT ANY OF THE LIFETIME PLUS BENEFITS IF THE OLDER COVERED PERSON IS AGE 81 OR OLDER (OR IF THE ANNUITANT IS AGE 81 OR OLDER FOR CONTRACTS OWNED BY A NON-INDIVIDUAL). THEREFORE, IF YOU ARE UNABLE TO MEET THESE AGE RESTRICTIONS, THE NO WITHDRAWAL CHARGE OPTION WILL NOT BE AVAILABLE TO YOU.


BECAUSE THE NO WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO WITHDRAW A PURCHASE PAYMENT DURING THE FIRST FOUR YEARS AFTER WE RECEIVE IT. ALSO, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES YOU TO SELECT AN ADDITIONAL OPTIONAL BENEFIT, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO EXERCISE THIS REQUIRED BENEFIT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE NO WITHDRAWAL CHARGE OPTION, AND TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.



12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.


We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.


We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one








 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.


13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the optional Lifetime Plus Benefit.


10% ANNUAL INCREASE - an amount used to determine the Benefit Base under the optional Lifetime Plus 10 Benefit.


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date under the Lifetime Plus Benefits. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

BENEFIT BASE - the amount we use to calculate the initial Lifetime Plus Payment under the Lifetime Plus Benefits.

BENEFIT DATE - the date you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefits. This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a three-year vesting schedule, it carries an additional M&E charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BONUS VALUE - this is the total value of a Contract that includes the bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested bonus amounts, i.e., the total Contract Value and any unvested bonus amounts.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value only includes any vested bonus amounts; it does not include any unvested bonus amounts.


CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefits.

CUMULATIVE WITHDRAWAL - if you take a withdrawal while you are receiving Lifetime Plus Payments, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal. Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis, but will reduce your Contract Value on a dollar for dollar basis.

CUMULATIVE WITHDRAWAL BENEFIT - a benefit available under the Lifetime Plus Benefits in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

CUMULATIVE WITHDRAWAL VALUE - under the Lifetime Plus Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value. The Cumulative Withdrawal Value is not payable to your Beneficiary upon death.

ENHANCED 5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit.

ENHANCED 10-YEAR VALUE - an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit.


EXCESS WITHDRAWAL - for Contracts issued in Nevada with the Lifetime Plus Benefit, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments. For Contracts issued in all other states with one of the Lifetime Plus Benefits, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments that is greater than your Cumulative Withdrawal Value.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value and, therefore, if your Contract includes one of the Target Date Benefits you will no longer receive any Contract Value increases under that benefit. In addition, the death benefit will terminate and any periodic withdrawal or income payments other than Annuity Payments will stop, with the possible exception of Lifetime Plus Payments.


HIGHEST ANNUAL INCREASE - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit. The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS BENEFIT - an optional benefit that was available before January 26, 2009, but is no longer available. The Lifetime Plus Benefit was intended to provide a payment stream in the form of partial withdrawals for life, and carried an additional M&E charge.

LIFETIME PLUS II BENEFIT - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus II Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit and Lifetime Plus 10 Benefit, the Benefit Base may be based on an amount that automatically locks in the Contract Value on each Contract Anniversary (if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date), grows that Contract Value at 5%, and doubles that Contract Value after ten Contract Anniversaries.

LIFETIME PLUS 10 BENEFIT - an optional benefit that may be available under this Contract for selection on or after Contract issue. The Lifetime Plus 10 Benefit is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional M&E charge. In contrast to the Lifetime Plus Benefit and Lifetime Plus II Benefit, the Benefit Base may be based on an amount that automatically grows Purchase Payments at 2.5% simple interest each quarter, and if the Contract Value is greater than this amount on the Quarterly Anniversary, it locks in the Contract Value and grows that amount at 2.5% simple interest on subsequent Quarterly Anniversaries.

LIFETIME PLUS PAYMENT - the payment we make to you under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit. Lifetime Plus Payments are based on the Benefit Base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

NO WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and carries an additional M&E charge. If you select the No Withdrawal Charge Option you must also select one of the following optional benefits: Target Date 10 Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.


QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the Lifetime Plus Benefits.


QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or on any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at Contract issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E charge.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION- an optional benefit that may be available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E charge.

TARGET VALUE - a calculation used in determining whether your Contract will receive a credit on the Target Value Date under one of the Target Date Benefits.


TARGET VALUE DATE - the date on which we may apply a credit to your Contract Value under one of the Target Date Benefits. The Target Value Date will always occur on a Contract Anniversary.

THE TARGET DATE BENEFITS - There are two versions: (i) the Target Date 10 Benefit, which is currently available on or after January 26, 2009; and (ii) the Target Date Retirement Benefit, which was available before January 26, 2009, but is no longer available. These two versions are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and a lower additional M&E charge. The Target Date 10 Benefit is an optional benefit available for an additional M&E charge. The benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase called the Target Value Date. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit, we will restrict your flexibility in allocating Contract Value among the Investment Options, and we will transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options.


TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
FINANCIAL STATEMENTS..............7
APPENDIX - CONDENSED FINANCIAL INFORMATION7





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

Your ability to access and correct your information

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address above. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
o Allianz Life and Annuity Company










                                                               M40018 (R-3/2009)








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT     MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING      AMOUNT OF      TOTAL ANNUAL OPERATING
OPTION            FEES     12B-1    FEES   EXPENSES FUND FEES EXPENSES BEFORE CONTRACTUAL  CONTRACTUAL   EXPENSES AFTER CONTRACTUAL
                           FEES*                       AND      FEE WAIVERS OR EXPENSE     FEE WAIVERS     FEE WAIVERS OR EXPENSE
                                                    EXPENSES        REIMBURSEMENTS             AND             REIMBURSEMENTS
                                                                                          REIMBURSEMENTS
AIM
AZL AIM                .90    .25        -      .20         -                        1.35              -                       1.35
International
Equity
Fund[(1)]
BLACKROCK
AZL BlackRock          .80    .25        -      .14         -                        1.19              -                       1.19
Capital
Appreciation
Fund[(1)]
AZL BlackRock          .85    .25        -      .12         -                        1.22              -                       1.22
Growth
Fund[(1)]
AZL                    .35    .25        -      .10         -                         .70              -                        .70
International
Index
Fund[(1),(4)]
AZL Money              .35    .25        -      .09         -                         .69              -                        .69
Market
Fund[(1)]
BlackRock              .65    .25        -      .13         -                        1.03              -                       1.03
Global
Allocation
V.I. Fund -
Class 3
COLUMBIA
AZL Columbia           .75    .25        -      .12         -                        1.12              -                       1.12
Mid Cap Value
Fund[(1)]
AZL Columbia           .90      -        -      .32         -                        1.22            .12                       1.10
Small Cap
Value Fund -
Class
1[(1),(6),(7)]
AZL Columbia           .90    .25        -      .32         -                        1.47            .12                       1.35
Small Cap
Value Fund -
Class
2[(1),(6)]
AZL Columbia           .81    .25        -      .15         -                        1.21              -                       1.21
Technology
Fund[(1)]
DAVIS
AZL Davis NY           .75      -        -      .10         -                         .85              -                        .85
Venture Fund -
Class
1[(1),(6),(7)]
AZL Davis NY           .75    .25        -      .10         -                        1.10              -                       1.10
Venture Fund -
Class
2[(1),(6)]
Davis VA               .75      -        -      .13         -                         .88              -                        .88
Financial
Portfolio[(5)]
DREYFUS
AZL Dreyfus            .77    .25        -      .07         -                        1.09              -                       1.09
Equity Growth
Fund[(1)]
AZL S&P 500            .17      -        -      .21         -                         .38            .14                        .24
Index Fund -
Class
1[(1),(6),(7)]
AZL S&P 500            .17    .25        -      .21         -                         .63            .14                        .49
Index Fund -
Class
2[(1),(6)]
AZL Small Cap          .26    .25        -      .24         -                         .75            .17                        .58
Stock Index
Fund -
Class 2[(1)]
FIRST TRUST
AZL First              .60    .25        -      .13         -                         .98            .19                        .79
Trust Target
Double Play
Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin           .75    .25        -      .10         -                        1.10              -                       1.10
Small Cap
Value
Fund[(1)]
AZL Franklin           .70    .25        -      .25         -                        1.20              -                       1.20
Templeton
Founding
Strategy Plus
Fund - Class
2[(1),(4)]
Franklin High          .57    .25        -      .09         -                         .91              -                        .91
Income
Securites Fund
- Class 2[(3)]
Franklin               .45    .25        -      .02         -                         .72              -                        .72
Income
Securities
Fund - Class
2[(3)]
Franklin               .00    .25        -      .13       .65                        1.03            .03                       1.00
Templeton VIP
Founding Funds
Allocation
Fund - Class
2[(8)]
Franklin U.S.          .49    .25        -      .04         -                         .78              -                        .78
Government
Fund -
Class 2[(3)]







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Franklin Zero Coupon Fund 2010 - Class 1[(3)]                                  .60   -   - .08   -   .68    -   .68
Mutual Global Discovery Securities Fund - Class 2                              .80 .25   - .18   -  1.23    -  1.23
Mutual Shares Securities Fund -                                                .60 .25   - .13   -   .98    -   .98
Class 2
Templeton Global Bond Securities Fund - Class 2[(3)]                           .47 .25   - .11   -   .83    -   .83
Templeton Growth Securities Fund -                                             .74 .25   - .04   -  1.03    -  1.03
Class 2[(3)]
JENNISON
AZL Jennison 20/20 Focus Fund[(1)]                                             .75 .25   - .10   -  1.10    -  1.10
J.P. MORGAN
AZL JPMorgan Large Cap Equity Fund[(1)]                                        .75 .25   - .10   -  1.10    -  1.10
AZL JPMorgan U.S. Equity Fund -                                                .80   -   - .23   -  1.03  .08   .95
Class 1[(1),(6),(7)]
AZL JPMorgan U.S. Equity Fund -                                                .80 .25   - .23   -  1.28  .08  1.20
Class 2[(1),(6)]
NICHOLAS-APPLEGATE
AZL NACM International Fund[(1)]                                               .85 .25   - .35   -  1.45    -  1.45
OPPENHEIMER  CAPITAL
AZL OCC Growth Fund[(1),(4)]                                                   .75 .25   - .20   -  1.20    -  1.20
AZL OCC Opportunity Fund[(1)]                                                  .85 .25   - .14   -  1.24    -  1.24
OpCap Mid Cap Portfolio[(9)]                                                   .80   -   - .18   -   .98    -   .98
OPPENHEIMER FUNDS
AZL Oppenheimer Global Fund -                                                  .90   -   - .22   -  1.12    -  1.12
Class 1[(1),(6),(7)]
AZL Oppenheimer Global Fund -                                                  .90 .25   - .22   -  1.37    -  1.37
Class 2[(1),(6)]
AZL Oppenheimer International                                                  .75 .25   - .17   -  1.17    -  1.17
Growth Fund[(1)]
PIMCO
AZL PIMCO Fundamental IndexPLUS Total Return Fund[(1)]                         .75 .25   - .22   -  1.22  .02  1.20
PIMCO VIT All Asset Portfolio -                                               .425   - .15   - .76 1.335  .02 1.315
Admin. Class[(5),(10),(11)]
PIMCO VIT CommodityRealReturn Strategy Portfolio - Admin. Class[(2),(5),(11)]  .74   - .15 .17 .09  1.15  .09  1.06
PIMCO VIT Emerging Markets Bond Portfolio - Admin. Class[(5)]                  .85   - .15 .13   -  1.13    -  1.13
PIMCO VIT Global Bond Portfolio (Unhedged) - Admin. Class[(5)]                 .75   - .15 .07   -   .97    -   .97
PIMCO VIT Global Multi-Asset Portfolio - Admin. Class[(4)]                     .95   - .15 .09 .66  1.85  .75  1.10
PIMCO VIT High Yield Portfolio -                                               .60   - .15   -   -   .75    -   .75
Admin. Class[(5)]
PIMCO VIT Real Return Portfolio -                                              .50   - .15 .06   -   .71    -   .71
Admin. Class[(5)]
PIMCO VIT Total Return Portfolio -                                             .50   - .15 .23   -   .88    -   .88
Admin. Class[(5)]
SCHRODER
AZL Schroder Emerging Markets Equity Fund[(1)]                                1.23 .25   - .45   -  1.93  .28  1.65
AZL Schroder International Small Cap Fund[(1)]                                1.00 .25   - .28   -  1.53    -  1.53
TARGETPLUS PORTFOLIOS
AZL TargetPLUS Balanced Fund[(1)]                                              .52 .25   - .53   -  1.30  .41   .89







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

AZL TargetPLUS Equity Fund[(1)]                    .60 .25   - .24   - 1.09 .30  .79
AZL TargetPLUS Growth Fund[(1)]                    .52 .25   - .36   - 1.13 .24  .89
AZL TargetPLUS Moderate Fund[(1)]                  .52 .25   - .44   - 1.21 .32  .89
TURNER
AZL Turner Quantitative Small Cap Growth Fund[(1)] .85 .25   - .14   - 1.24   - 1.24
VAN KAMPEN
AZL Van Kampen Comstock Fund[(1)]                  .73 .25   - .09   - 1.07   - 1.07
AZL Van Kampen Equity and Income Fund[(1)]         .75 .25   - .13   - 1.13   - 1.13
AZL Van Kampen Global Franchise Fund[(1)]          .95 .25   - .14   - 1.34   - 1.34
AZL Van Kampen Global Real Estate Fund[(1)]        .90 .25   - .27   - 1.42 .07 1.35
AZL Van Kampen Growth and Income Fund[(1)]         .76 .25   - .11   - 1.12   - 1.12
AZL Van Kampen Mid Cap Growth Fund[(1)]            .80 .25   - .09   - 1.14   - 1.14

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (6).

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee and administration fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore, the expenses shown are estimated for the current calendar year.
(5)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7)Not currently available.
(8)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(9)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(10)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

(11) PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.


This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Allianz             .05         -         .15        .20           1.06                 1.26       -                       1.26
Global Investors
Select
Fund[(1),(3)]
AZL Balanced            .05         -         .15        .20            .63                  .83       -                        .83
Index Strategy
Fund[(1),(3)]
AZL Fusion              .20         -         .04        .24           1.25                 1.49       -                       1.49
Balanced
Fund[(1),(4)]
AZL Fusion              .20         -         .20        .40            .91                 1.31      .05                      1.26
Conservative
Fund[(1),(3),(4)]
AZL Fusion Growth       .20         -         .03        .23           1.36                 1.59       -                       1.59
Fund[(1),(4)]
AZL Fusion              .20         -         .04        .24           1.29                 1.53       -                       1.53
Moderate
Fund[(1),(4)]
AZL Moderate            .05         -         .15        .20            .61                  .81       -                        .81
Index Strategy
Fund[(1),(3)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore the expenses shown are estimated for the current calendar year.
(4)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

As of the end of the most recent fiscal year, ended December 31, 2008, no Contracts with the highest charges currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information for these Contracts. However, Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were available as of December 31, 2008 are listed in the table below. You can find AUV information corresponding to the additional combinations of charges for Contracts that were available as of December 31, 2008 in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                                                  M&E CHARGES
Allianz Vision - Base Contracts.................................                                                            1.40%
Allianz Vision - Base Contracts with the Quarterly Value Death Benefit, No Withdrawal Charge Option and joint Lifetime
Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin                         3.00%

The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.


 (Number of Accumulation Units in thousands)





                                                 NUMBER OF
                                     AUV         ACCUMULATION
           PERIOD                    AT          UNITS
           OR         AUV AT         END         OUTSTANDING
BENEFIT    YEAR       BEGINNING      OF          AT END OF
OPTION *   ENDED     OF PERIOD       PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
INVESTMENT OPTION

AZL AIM International Equity Fund
1.40%
          12/31/2007    N/A          19.830      240
          12/31/2008 19.830          11.438      302
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          10.279        0
AZL BlackRock Capital Appreciation Fund
1.40%
          12/31/2007    N/A          13.110       84
          12/31/2008 13.110           8.225      144
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.756        3
AZL BlackRock Growth Fund
1.40%
          12/31/2007    N/A          13.354      288
          12/31/2008 13.354           5.175      530
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           4.650        0


                                                 NUMBER OF
                                     AUV         ACCUMULATION
           PERIOD                    AT          UNITS
           OR         AUV AT         END         OUTSTANDING
BENEFIT    YEAR       BEGINNING      OF          AT END OF
OPTION *   ENDED     OF PERIOD       PERIOD      PERIOD
------------------------------------------------------------
INVESTMENT OPTION
------------------------------------------------------------
AZL Columbia Mid Cap Value Fund
1.40%
          12/31/2007    N/A          10.319      116
          12/31/2008 10.319           4.869      168
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           4.665        4
AZL Columbia Small Cap Value Fund
1.40%
          12/31/2007    N/A          12.439       55
          12/31/2008 12.439           8.330       57
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.730        1
AZL Columbia Technology Fund
1.40%
          12/31/2007    N/A          10.014      158
          12/31/2008 10.014           4.874      233
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           4.347        0




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       100



AZL Davis NY Venture Fund
1.40%
          12/31/2007    N/A          13.555      259
          12/31/2008 13.555           7.952      394
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.091        0
AZL Dreyfus Equity Growth Fund
1.40%
          12/31/2007    N/A          11.526      106
          12/31/2008 11.526           6.634      164
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.916        0
AZL First Trust Target Double Play Fund
1.40%
          12/31/2007    N/A          10.609      462
          12/31/2008 10.609           4.848      634
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           4.700        0
AZL Franklin Small Cap Value Fund
1.40%
          12/31/2007    N/A          17.485      185
          12/31/2008 17.485          11.426      219
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          10.434        2
AZL Fusion Balanced Fund
1.40%
          12/31/2007    N/A          12.121      800
          12/31/2008 12.121           8.672      958
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           8.177       10
AZL Fusion Growth Fund
1.40%
          12/31/2007    N/A          12.813     1535
          12/31/2008 12.813           7.715     1797
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.275        5
AZL Fusion Moderate Fund
1.40%
          12/31/2007    N/A          12.396     1150
          12/31/2008 12.396           8.219     1197
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.750        2
AZL Jennison 20/20 Focus Fund
1.40%
          12/31/2007    N/A          14.871      169
          12/31/2008 14.871           8.782      282
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           8.281        1

AZL JPMorgan Large Cap Equity Fund
1.40%
          12/31/2007    N/A          11.662       99
          12/31/2008 11.662           5.187      161
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           4.625        0
AZL JPMorgan U.S. Equity Fund
1.40%
          12/31/2007    N/A          12.939       81
          12/31/2008 12.939           7.824       99
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.261        0
AZL Money Market Fund
1.40%
          12/31/2007    N/A          11.125      661
          12/31/2008 11.125          11.238     1156
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           9.743       72
AZL NACM International Fund
1.40%
          12/31/2007    N/A           9.471       74
          12/31/2008  9.471           5.145       91
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.009        0
AZL OCC Opportunity Fund
1.40%
          12/31/2007    N/A          16.672       85
          12/31/2008 16.672           8.688      117
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.807        0
AZL Oppenheimer Global Fund
1.40%
          12/31/2007    N/A          15.236      170
          12/31/2008 15.236           8.856      191
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           8.218        3
AZL Oppenheimer International Growth Fund
1.40%
          12/31/2007    N/A          20.503      198
          12/31/2008 20.503          11.293      237
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          10.070        1
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
          12/31/2007    N/A          11.654        6
          12/31/2008 11.654           6.796       18
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.512        0




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                      101


AZL S&P 500 Index Fund
1.40%
          12/31/2007    N/A           9.882      184
          12/31/2008  9.882           6.079      316
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.918        1
AZL Schroder Emerging Markets Equity Fund
1.40%
          12/31/2007    N/A          13.455      392
          12/31/2008 13.455           6.384      584
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.116        4
AZL Schroder International Small Cap Fund
1.40%
          12/31/2007    N/A           9.243      192
          12/31/2008  9.243           4.960      212
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           4.829        2
AZL Small Cap Stock Index Fund
1.40%
          12/31/2007    N/A           9.329      122
          12/31/2008  9.329           6.353      177
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.185        1
AZL TargetPLUS Balanced Fund
1.40%
          12/31/2007    N/A          10.116       99
          12/31/2008 10.116           7.541      210
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.342        1
AZL TargetPLUS Equity Fund
1.40%
          12/31/2007    N/A          10.524      488
          12/31/2008 10.524           5.342      552
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.183        0
AZL TargetPLUS Growth Fund
1.40%
          12/31/2007    N/A           9.939      767
          12/31/2008  9.939           5.942      885
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.785        4
AZL TargetPLUS Moderate Fund
1.40%
          12/31/2007    N/A          10.080      289
          12/31/2008 10.080           6.722      343
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.544        0


AZL Turner Quantitative Small Cap Growth Fund
1.40%
          12/31/2007    N/A          12.772       35
          12/31/2008 12.772           7.135       48
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.727        0
AZL Van Kampen Comstock Fund
1.40%
          12/31/2007    N/A          12.386      130
          12/31/2008 12.386           7.794      167
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.893        0
AZL Van Kampen Equity and Income Fund
1.40%
          12/31/2007    N/A          12.832      452
          12/31/2008 12.832           9.627      470
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           8.934        0
AZL Van Kampen Global Franchise Fund
1.40%
          12/31/2007    N/A          19.359      276
          12/31/2008 19.359          13.637      302
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          12.453        0
AZL Van Kampen Global Real Estate Fund
1.40%
          12/31/2007    N/A          10.852      194
          12/31/2008 10.852           5.796      287
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.554        1
AZL Van Kampen Growth and Income Fund
1.40%
          12/31/2007    N/A          14.291      105
          12/31/2008 14.291           9.462      155
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           8.368        0
AZL Van Kampen Mid Cap Growth Fund
1.40%
          12/31/2007    N/A          16.193      253
          12/31/2008 16.193           8.220      403
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.270        1
BlackRock Global Allocation V.I. Fund
1.40%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.919      152
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.835       66




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       102


Davis VA Financial Portfolio
1.40%
          12/31/2007    N/A          15.832       42
          12/31/2008 15.832           8.373       79
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           7.259        0
Franklin High Income Securities Fund
1.40%
          12/31/2007    N/A          25.387       62
          12/31/2008 25.387          19.180       61
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          13.938        0
Franklin Income Securities Fund
1.40%
          12/31/2007    N/A          48.490      437
          12/31/2008 48.490          33.635      450
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          24.442        1
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
          12/31/2007    N/A           9.246      450
          12/31/2008  9.246           5.847      589
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.708       10
Franklin U.S. Government Fund
1.40%
          12/31/2007    N/A          26.205       33
          12/31/2008 26.205          27.800       57
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          20.246        0
Franklin Zero Coupon Fund 2010
1.40%
          12/31/2007    N/A          39.978        5
          12/31/2008 39.978          42.376       12
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          30.862        2
Mutual Global Discovery Securities Fund
1.40%
          12/31/2007    N/A          29.830      287
          12/31/2008 29.830          21.045      323
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          17.324        1
Mutual Shares Securities Fund
1.40%
          12/31/2007    N/A          24.148      677
          12/31/2008 24.148          14.975      744
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          12.328        0


OpCap Mid Cap Portfolio
1.40%
          12/31/2007    N/A          10.583       99
          12/31/2008 10.583           6.087      136
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           5.831        1
PIMCO VIT All Asset Portfolio
1.40%
          12/31/2007    N/A          12.953       73
          12/31/2008 12.953          10.749       91
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           9.974        0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
          12/31/2007    N/A          12.816      100
          12/31/2008 12.816           7.103      216
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           6.697        3
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
          12/31/2007    N/A          12.287       67
          12/31/2008 12.287          10.347       73
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           9.756        0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
          12/31/2007    N/A          10.440      102
          12/31/2008 10.440          10.208      143
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           9.624        1
PIMCO VIT High Yield Portfolio
1.40%
          12/31/2007    N/A          14.297       57
          12/31/2008 14.297          10.779       61
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A           9.345        0
PIMCO VIT Real Return Portfolio
1.40%
          12/31/2007    N/A          12.324       78
          12/31/2008 12.324          11.295      140
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          10.314        3
PIMCO VIT Total Return Portfolio
1.40%
          12/31/2007    N/A          14.986      208
          12/31/2008 14.986          15.486      263
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          13.425        2




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       103


Templeton Global Bond Securities Fund
1.40%
          12/31/2007    N/A          32.376      113
          12/31/2008 32.376          33.906      120
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          24.641        0

1.40%
          12/31/2007    N/A          29.538      482
          12/31/2008 29.538          16.799      542
3.00%
          12/31/2007    N/A             N/A      N/A
          12/31/2008    N/A          13.255        0





APPENDIX C - TARGET VALUE CALCULATION AND EXAMPLES
If your Contract includes one of the Target Date Benefits, we will calculate the Target Value until the benefit terminates and you can only make additional Purchase Payments to the Contract for the first three years after the rider effective date. If your Contract includes the Bonus Option, the bonus will not be included in the portions of the Target Value that are based on Purchase Payments.


CALCULATING THE TARGET VALUE UNDER THE TARGET DATE BENEFITS


If the rider effective date is the Issue Date, the Target Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.


WHILE ONE OF THE TARGET DATE BENEFITS APPLIES TO YOUR CONTRACT, ANY WITHDRAWALS TAKEN AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE TARGET VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Target Date 10 Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Target Date 10 Benefit at issue and you also select the earliest possible Target Value Date, which is the 10th Contract Anniversary. You make no additional Purchase Payments.

                           CONTRACT VALUE TARGET VALUE
 On the Issue Date            $100,000      $100,000
 1st Contract Anniversary     $108,000      $108,000
 2nd Contract Anniversary     $110,000      $110,000
 3rd Contract Anniversary     $102,000      $110,000
 4th Contract Anniversary     $104,000      $110,000
 5th Contract Anniversary     $109,000      $110,000
 6th Contract Anniversary     $115,000      $115,000
 7th Contract Anniversary     $131,000      $131,000
 8th Contract Anniversary     $121,000      $131,000
 9th Contract Anniversary     $129,000      $131,000
 10th Contract Anniversary    $137,000      $137,000
 11th Contract Anniversary    $126,000      $137,000
 BEFORE A CREDIT
 11th Contract Anniversary    $137,000      $137,000
 AFTER A CREDIT

o On the Issue Date, the Target Value is equal to the total Purchase
  Payment ($100,000).
o At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).
o At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.
o At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.
o At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value.
o At the eighth and ninth Contract Anniversaries, the Contract Value was less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $131,000.
o At the tenth Contract Anniversary the Contract Value had increased to $137,000, which is greater than the previous Target Value ($131,000), so the Target Value was increased to equal the Contract Value. The tenth Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the tenth Contract Anniversary.
o At the eleventh Contract Anniversary, the Contract Value had decreased to $126,000, which is less than the previous Target Value ($137,000), so the Target Value was not increased. The eleventh Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $11,000 to the Contract Value on the eleventh Contract Anniversary.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.


  The Target Value will be adjusted for the partial withdrawal as follows:
     The previous Target Value...................................$108,000.00
     Reduced proportionately by the percentage of Contract Value
       withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 =     -  8,917.56
  The Target Value after the partial withdrawal.................$  99,082.44
o This Target Value will remain in effect until at least the next Contract Anniversary unless you take another partial withdrawal.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX D - INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND
   QUARTERLY REBALANCING
If your Contract includes one of the Target Date Benefits, we divide your Investment Options into the following four groups. Allianz Life determines the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN ANY OF THE INVESTMENT OPTION GROUPS, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS PRIOR TO THE EFFECTIVE DATE OF THE CLOSING OR SUBSTITUTION.


                                            TABLE 1
                                GROUP A INVESTMENT OPTIONS[(1)]
AZL Columbia Small Cap Value Fund         AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund              AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund         AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                    AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Income Securities Fund
AZL Schroder International Small Cap Fund Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund            PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)IF YOU ADDED THE TARGET DATE RETIREMENT BENEFIT TO YOUR CONTRACT BEFORE JANUARY 26, 2009: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.

                                     GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund                  AZL OCC Growth Fund
AZL BlackRock Capital Appreciation Fund            AZL Oppenheimer Global Fund
AZL BlackRock Growth Fund                          AZL Oppenheimer International Growth Fund
AZL Columbia Mid Cap Value Fund                    AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Davis NY Venture Fund                          AZL TargetPLUS Equity Fund
AZL Dreyfus Equity Growth Fund                     AZL Van Kampen Comstock Fund
AZL S&P 500 Index Fund                             AZL Van Kampen Global Franchise Fund
AZL First Trust Target Double Play Fund            AZL Van Kampen Growth and Income Fund
AZL International Index Fund                       AZL Van Kampen Mid Cap Growth Fund
AZL Jennison 20/20 Focus Fund                      Mutual Global Discovery Securities Fund
AZL JPMorgan Large Cap Equity Fund                 Mutual Shares Securities Fund
AZL JPMorgan U.S. Equity Fund                      OpCap Mid Cap Portfolio
AZL NACM International Fund                        Templeton Growth Securities Fund
            GROUP X INVESTMENT OPTIONS                        GROUP Y INVESTMENT OPTIONS
AZL Allianz Global Investors Select Fund           AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund AZL Fusion Balanced Fund
AZL Fusion Moderate Fund                           AZL Fusion Conservative Fund
AZL Moderate Index Strategy Fund                   AZL Money Market Fund
AZL Van Kampen Equity and Income Fund              AZL TargetPLUS Balanced Fund
BlackRock Global Allocation V.I. Fund              Franklin High Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio             Franklin U.S. Government Fund
                                                   Franklin Zero Coupon Fund 2010
                                                   PIMCO VIT All Asset Portfolio
                                                   PIMCO VIT Emerging Markets Bond Portfolio
                                                   PIMCO VIT Global Bond Portfolio (Unhedged)
                                                   PIMCO VIT High Yield Portfolio
                                                   PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund









 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If your Contract includes one of the Target Date Benefits, we restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                             TABLE 2
                                     MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE COMBINED INVESTMENT OPTION GROUPS A, B AND X
                                                  BASED ON THE NUMBER OF YEARS* TO THE INITIAL TARGET VALUE DATE
                                                AND THE COMPARISON OF CONTRACT VALUE (CV) TO THE TARGET VALUE (TV)
NUMBER OF YEARS* TO THE INITIAL CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV = CV
       TARGET VALUE DATE        94%+   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%   10%   4%   <
                                of TV to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to < 4%
                                       94%   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%  10%  of
                                      of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV  of  TV
                                                                                                                           TV
              28+                95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  95%
              27                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  90%
              26                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  90%  85%
              25                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%  85%  80%
              24                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%  80%  75%
              23                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%  75%  70%
              22                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%  70%  65%
              21                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%  65%  60%
              20                 95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%  60%  55%
              19                 95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%  55%  50%
              18                 95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%  50%  45%
              17                 95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%  45%  40%
              16                 95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%  40%  35%
              15                 95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%  35%  35%
              14                 95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%  35%  35%
              13                 95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%  35%  35%
              12                 95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%  35%  35%
              11                 90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%  35%  35%
              10                 85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%  35%  35%
               9                 80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%  35%  35%
               8                 75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               7                 70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               6                 65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               5                 60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               4                 55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               3                 50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               2                 45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               1                 40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
 INITIAL TARGET VALUE DATE AND   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
            BEYOND

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

                                                              TABLE 3
WHEN THE MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE   THEN THE MAXIMUM % OF CONTRACT VALUE     AND THE MINIMUM % OF CONTRACT VALUE
                      COMBINED                                     ALLOWED IN                              REQUIRED IN
           GROUPS A, B AND X IS{ellipsis}                     GROUP A IS{ellipsis}                    GROUP Y IS{ellipsis}
                        95%                                            30%                                      5%
                        90%                                            30%                                     10%
                        85%                                            25%                                     15%
                        80%                                            25%                                     20%
                        75%                                            20%                                     25%
                        70%                                            20%                                     30%
                        65%                                            15%                                     35%
                        60%                                            15%                                     40%
                        55%                                            10%                                     45%
                        50%                                            10%                                     50%
                        45%                                             5%                                     55%
                        40%                                             5%                                     60%
                        35%                                             5%                                     65%

We will automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

On each Quarterly Anniversary we determine the allocation of Contract Value to your selected Investment Options as follows. First we establish the maximum allowable allocation for each Investment Option group. Then we compute the required allocation for each Investment Option group, which is your allocation instructions adjusted downward if necessary to match the maximum allowable allocation. Lastly we will rebalance the Contract Value in your selected Investment Options according to the required allocations.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

COMBINED GROUPS A, B AND X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.


GROUPS A AND Y. We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.


COMBINED GROUPS B AND X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.


We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.


NOTE: UNLESS THE MAXIMUM ALLOWABLE ALLOCATION FOR THE COMBINED GROUPS A, B, AND X CHANGES, THE MAXIMUM ALLOWABLE ALLOCATION FOR GROUP A, AND THE MINIMUM REQUIRED ALLOCATION FOR GROUP Y, WILL NOT CHANGE.

DETERMINING THE REQUIRED GROUP ALLOCATION

YOUR SELECTED ALLOCATIONS COMPLY WITH THE NEW MAXIMUM ALLOWABLE AND NEW MINIMUM REQUIRED ALLOCATIONS. If your selected allocations for Group A, AND the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.


YOUR SELECTED ALLOCATION FOR GROUP A COMPLIES WITH THE NEW MAXIMUM ALLOWABLE ALLOCATION, BUT YOUR SELECTED ALLOCATION FOR THE COMBINED GROUPS B AND X EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION. If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

YOUR SELECTED ALLOCATION FOR GROUP A EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION AND THERE MAY BE A CHANGE IN THE REQUIRED ALLOCATION FOR THE COMBINED GROUPS B AND X. If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.
  a) If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.
  b) If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and
X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.


NOTE: WE WILL NEVER REALLOCATE MORE CONTRACT VALUE TO GROUP A THAN YOUR SELECTED ALLOCATION INSTRUCTIONS SPECIFY. HOWEVER, WE MAY REALLOCATE MORE CONTRACT VALUE TO THE COMBINED GROUPS B AND X THAN YOUR ALLOCATION INSTRUCTIONS SPECIFY IF WE REMOVE EXCESS CONTRACT VALUE FROM GROUP A.

REBALANCING CALCULATION WITHIN THE INVESTMENT OPTION GROUPS
Within the Investment Option groups, the rebalancing calculation formula is:
  a x (b / c)
  where:
     a =The required group allocation on the current Quarterly Anniversary.
     b =The required allocation for each Investment Option as of the Business
       Day immediately preceding the current Quarterly Anniversary.
     c =The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Because the allocation to each Investment Option must be a whole number, we will round your required allocation to the nearest whole percentage. Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option. In order to change the current required allocation when you make a transfer, you must also change your future allocation instructions (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your future allocation instructions must comply with the current maximum allowable allocations. We will then treat your future allocation instructions as your required allocation until the earlier of the next Quarterly Anniversary, or the Business Day we process any new allocation instructions.


NOTE:

o IT IS POSSIBLE THAT WE MAY MOVE ALL OF YOUR CONTRACT VALUE OUT OF ONE OR
  MORE OR YOUR SELECTED INVESTMENT OPTIONS DUE TO THE PASSAGE OF TIME AND/OR AS CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU WILL BE NOTIFIED BY TRANSACTION CONFIRMATION OF ANY CHANGE TO YOUR SELECTED ALLOCATION IN THE INVESTMENT OPTION GROUPS. IN ORDER TO CHANGE YOUR SELECTED INVESTMENT OPTION ALLOCATION AFTER NOTIFICATION, YOU MUST CHANGE YOUR ALLOCATION INSTRUCTIONS. YOUR NEW ALLOCATION INSTRUCTIONS ARE SUBJECT TO THE CURRENT INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS.
o UNLESS YOU RESET THE INITIAL TARGET VALUE DATE, THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN GROUP A, AND THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X WILL NEVER INCREASE, REGARDLESS OF CONTRACT VALUE PERFORMANCE.
o IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE
  TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER REALLOCATIONS OF YOUR CONTRACT VALUE IN THESE GROUPS DUE TO THE PASSAGE OF TIME AND/OR AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU CAN NEVER ALLOCATE MORE THAN 30% OF YOUR CONTRACT VALUE TO
  INVESTMENT OPTION GROUP A, OR MORE THAN 95% OF YOUR CONTRACT VALUE TO INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o WE CANNOT REQUIRE YOU TO HAVE LESS THAN 5% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION GROUP A, NOR CAN WE REQUIRE YOU TO HAVE LESS THAN 35% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o INVESTMENT OPTION GROUP Y HAS NO MAXIMUM LIMIT ON THE PERCENTAGE OF
  CONTRACT VALUE YOU CAN ALLOCATE TO IT.
o THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN
  DECREASE AS THE NUMBER OF YEARS UNTIL THE INITIAL TARGET VALUE DATE DECREASES AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. WE LIMIT THE AMOUNT BY WHICH THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN DECREASE IN ANY TWELVE-MONTH PERIOD. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Target Date 10 Benefit. We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Target Date 10 Benefit at issue and you select the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.
o On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
  X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                    INVESTMENT OPTION GROUP CONTRACT VALUE ALLOCATED TO EACH INVESTMENT OPTION
Investment Option 1            A                                   15%
Investment Option 2            A                                   10%
Investment Option 3            B                                   20%
Investment Option 4            B                                   15%
Investment Option 5            X                                   15%
Investment Option 6            Y                                   25%

o During the first two Contract Years you experience the following performance.

QUARTERLY   CONTRACT   TARGET  CONTRACT   YEARS   MAXIMUM ALLOWED NEW MAXIMUM    NEW MAXIMUM      REQUIRED    REQUIRED    REQUIRED
ANNIVERSARY   VALUE    VALUE   VALUE AS   UNTIL         IN         ALLOWABLE      ALLOWABLE      ALLOCATION  ALLOCATION  ALLOCATION
                                A % OF   INITIAL  COMBINEDGROUPS  ALLOCATION    ALLOCATION FOR       FOR         FOR         FOR
                                TARGET    TARGET  A, B AND X PER      FOR          GROUP A         GROUP A    COMBINED     GROUP Y
                                 VALUE    VALUE       TABLE 2      COMBINED                                    GROUPS
                                           DATE                     GROUPS                                     B AND X
                                                                  A, B AND X
Issue Date  $100,000  $100,000   100%       12          95%           95%            30%             25%         50%         25%
1st         $ 87,000  $100,000    87%       12          85%           85%            25%             25%         50%         25%
2nd         $ 93,000  $100,000    93%       12          90%           85%            25%             25%         50%         25%
3rd         $ 73,000  $100,000    73%       12          75%           80%            25%             25%         50%         25%
4th         $ 89,000  $100,000    89%       11          85%           80%            25%             25%         50%         25%
5th         $ 79,000  $100,000    79%       11          75%           75%            20%             20%         55%         25%
6th         $ 73,000  $100,000    73%       11          70%           70%            20%             20%         50%         30%

o On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.


o On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there are now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (15% / 25%)                      12%
Investment Option 2            A              = 20% x (10% / 25%)                       8%
Investment Option 3            B              = 55% x (20% / 50%)                      22%
Investment Option 4            B              = 55% x (15% / 50%)                      17%
Investment Option 5            X              = 55% x (15% / 50%)                      16%
Investment Option 6            Y              = 25% x (25% / 25%)                      25%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

o On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (12% / 20%)                      12%
Investment Option 2            A              = 20% x (8% / 20%)                        8%
Investment Option 3            B              = 50% x (22% / 55%)                      20%
Investment Option 4            B              = 50% x (17% / 55%)                      15%
Investment Option 5            X              = 50% x (16% / 55%)                      15%
Investment Option 6            Y              = 30% x (25% / 25%)                      30%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX E - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and/or the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit, we will calculate a Quarterly Anniversary Value under each of these optional benefits. While the Quarterly Anniversary Value under these benefits uses the same general formula, they could result in different amounts if you select the Quarterly Value Death Benefit at Contract issue but added the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit to your Contract after the Issue Date. However, if you select two of these benefits on the Issue Date, then the Quarterly Anniversary Values under each optional benefit will be the same until you begin taking Lifetime Plus Payments. Once you begin taking Lifetime Plus Payments, we no longer calculate the Quarterly Anniversary Value under the Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS BENEFITS
We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary, we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day after we do the following calculation. On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.

IF YOUR CONTRACT INCLUDES THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT, OR LIFETIME PLUS 10 BENEFIT, THEN ON AND AFTER THE BENEFIT DATE (THE DATE YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS) EACH LIFETIME PLUS PAYMENT, CUMULATIVE WITHDRAWAL AND EXCESS WITHDRAWAL WILL REDUCE THE QUARTERLY ANNIVERSARY VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGE).

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals and Excess Withdrawals.

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.

ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS, CUMULATIVE WITHDRAWALS AND EXCESS WITHDRAWALS) AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit, or Lifetime Plus 10 Benefit.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Lifetime Plus II Benefit and the Quarterly Value Death Benefit at issue. You are the only Owner, the sole Covered Person, and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

                                      CONTRACT VALUE QUARTERLY ANNIVERSARY VALUE
On the Issue Date                           $100,000          $100,000
End of 1st Quarter, 1st Contract Year      $  98,000          $100,000
End of 2nd Quarter, 1st Contract Year       $102,000          $102,000
End of 3rd Quarter, 1st Contract Year       $104,000          $104,000
1st Contract Anniversary                    $103,000          $104,000
End of 1st Quarter, 2nd Contract Year       $106,000          $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total
  Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.
o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000. You have not begun receiving Lifetime Plus Payments so there is no Cumulative Withdrawal Value at this time.
  The Quarterly Anniversary Value will be adjusted for the partial withdrawal as follows:
     The previous Quarterly Anniversary Value....................$104,000.00
     Reduced proportionately by the percentage of Contract Value
       withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 =     -  9,087.52
  The Quarterly Anniversary Value after the partial withdrawal    $94,912.48


o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.
o All withdrawals, including those made under the free withdrawal privilege, Lifetime Plus Payments, Cumulative Withdrawals or Excess Withdrawals will reduce the Quarterly Anniversary Value in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn (including any withdrawal charge).






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX F - CALCULATIONS AND EXAMPLES OF THE 5% ANNUAL INCREASE AND ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT
The Lifetime Plus Benefit was available before January 26, 2009, but is no longer available.

CALCULATING THE 5% ANNUAL INCREASE
We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you selected the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date is the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:
  b + [1.05 x (a - b)]
  where:
     a =The 5% Annual Increase as of the immediately preceding Business Day.
     b =Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following.
  d + [1.05 x (c - d + (0.05 x e))]
  where:
     c =The 5% Annual Increase as of the immediately preceding Business Day.
     d =Purchase Payments* received during the last Contract Year.
     e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and THE 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you selected the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date is two times the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you selected the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following.
o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.
o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

If you reset the 5% Annual Increase, we will change the M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary if this amount differs from the current M&E charge on your Contract.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION
o You purchased a Contract with the Lifetime Plus Benefit. You made an initial Purchase Payment of $50,000 on the Issue Date. You made a second Purchase Payment of $50,000 during the third month of the Contract, and you made a third Purchase Payment of $50,000 during the second Contract Year.

                                                                      5% ANNUAL ENHANCED  5% ANNUAL INCREASE USED TO DETERMINE THE
                                                                      INCREASE   10-YEAR                BENEFIT BASE
                                                                                  VALUE
Issue Date                                                            $ 50,000  $100,000*                 $ 50,000
The Business Day we receive the second Purchase Payment in the third  $100,000* $150,000                  $100,000
month
First Contract Anniversary                                            $105,000  $200,000                  $105,000
The Business Day we receive the third Purchase Payment in the second  $155,000  $250,000                  $155,000
Contract Year
Second Contract Anniversary                                           $160,250  $250,000                  $160,250
Third Contract Anniversary                                            $170,888  $250,000                  $170,888
Fourth Contract Anniversary                                           $179,432  $250,000                  $179,432
Fifth Contract Anniversary                                            $188,403  $250,000                  $188,403
Sixth Contract Anniversary                                            $197,824  $250,000                  $197,824
Seventh Contract Anniversary                                          $207,715  $250,000                  $207,715
Eighth Contract Anniversary                                           $218,101  $250,000                  $218,101
Ninth Contract Anniversary                                            $229,006  $250,000                  $229,006
Tenth Contract Anniversary                                            $240,456  $250,000                  $250,000
11th Contract Anniversary                                                       $250,000                  $250,000
12th Contract Anniversary                                                       $300,000                  $300,000

* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the 10th anniversary for purposes of the Enhanced 10-Year Value.


o On the Issue Date, the 5% Annual Increase is equal to the Purchase
  Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).

o During the third month, on the Business Day we receive the second
  Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
  $150,000).

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
  $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. However, since we have not had the third Purchase Payment for an entire Contract Year, we do not apply the 5% compounding to the third Purchase Payment ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). In
  addition, we will not double the third Purchase Payment under the Enhanced 10-Year Value until we have had it for ten full Contract Years, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5%
  Annual Increase. Because we have had the third Purchase Payment for one full Contract Year we now apply 5% compounding to the payment for both the third Contract Anniversary and the second Contract Anniversary (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years since we received the third Purchase Payment. On each of these Contract Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.
o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).
o On the 12th Contract Anniversary we have now had the third Purchase
  Payment for ten full Contract Years, so we add the third payment to the Enhanced 10-Year Value again, thereby doubling that payment ($250,000 + $50,000 = $300,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher Benefit Base under one of the other available Lifetime Plus Benefits if you instead apply the Purchase Payment to a new Contract.

Assume you purchased a contract with the Lifetime Plus Benefit. You made an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and you do not reset the 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the Benefit Base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchased one Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the Enhanced 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years, assuming no automatic resets of the Enhanced 5% Annual Increase occurred). We guarantee that the total Benefit Base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total combined 5% Annual Increase and Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX G - CALCULATIONS AND EXAMPLES OF THE HIGHEST ANNUAL INCREASE UNDER THE
   LIFETIME PLUS II BENEFIT
On each Contract Anniversary before the older Covered Person's 81st birthday and before the Benefit Date or the date you take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.
CALCULATING THE ENHANCED 5% ANNUAL INCREASE
We only calculate Enhanced 5% Annual Increases during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE ENHANCED 5% ANNUAL INCREASES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date is the Purchase Payment received on the Issue Date. If you select the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.


On each Business Day before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary on or before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:
  b + [ 1.05 x (a - b) ]
  where:
  a =the Enhanced 5% Annual Increase as of the immediately preceding Business
     Day, and
  b =Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then (b) does not include any Purchase Payments received within 90 days of the Issue Date.


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

On the second through ninth Contract Anniversaries (or on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.
  d + [ 1.05 x (c - d + (0.05 x e)) ]
  where:
  c =the Enhanced 5% Annual Increase as of the immediately preceding Business
     Day,
  d =Purchase Payments* received during the last Contract Year, and e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus II Benefit at issue and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then on the second Contract Anniversary (e) does not include any Purchase Payments received within 90 days of the Issue Date.


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date is the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurs after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

EACH ENHANCED 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE THAT WAS ESTABLISHED ON THE SAME DATE.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate each Enhanced 10-Year Value during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIEST OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date is twice the Purchase Payments received on the Issue Date. If you select the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.
o Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

On the second through tenth Contract Anniversaries (or on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.
o Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE EACH ENHANCED 5% ANNUAL INCREASE AND EACH ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

If there is an automatic reset of the Enhanced 5% Annual Increase, we will change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary if this amount differs from the current additional M&E charge on your Contract.

THE HIGHEST ANNUAL INCREASE
The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                                INITIAL   INITIAL  FIRST RESET OF THE  FIRST RESET  SECOND RESET OF THE   SECOND RESET  HIGHEST
                               ENHANCED  ENHANCED  ENHANCED 5% ANNUAL    OF THE     ENHANCED  5% ANNUAL      OF THE      ANNUAL
                               5% ANNUAL  10-YEAR       INCREASE      ENHANCED 10-        INCREASE        ENHANCED 10-  INCREASE
                               INCREASE    VALUE                       YEAR VALUE                          YEAR VALUE
Issue Date                     $ 50,000  $100,000*                                                                      $ 50,000
Immediately after Purchase     $100,000* $150,000                                                                       $100,000
Payment in third month
First Contract Anniversary     $105,000  $200,000       $104,000        $208,000                                        $105,000
Immediately after Purchase     $155,000  $250,000       $154,000        $258,000                                        $155,000
Payment in second Contract
Year
Contract Anniversary 2         $160,250  $250,000       $159,200        $258,000          $162,000          $324,000    $162,000
Contract Anniversary 3         $170,888  $250,000       $169,785        $258,000          $172,725          $324,000    $172,725
Contract Anniversary 4         $179,432  $250,000       $178,274        $258,000          $181,361          $324,000    $181,361
Contract Anniversary 5         $188,403  $250,000       $187,188        $258,000          $190,429          $324,000    $190,429
Contract Anniversary 6         $197,824  $250,000       $196,547        $258,000          $199,951          $324,000    $199,951
Contract Anniversary 7         $207,715  $250,000       $206,375        $258,000          $209,948          $324,000    $209,948
Contract Anniversary 8         $218,101  $250,000       $216,693        $258,000          $220,446          $324,000    $220,446
Contract Anniversary 9         $229,006  $250,000       $227,528        $258,000          $231,468          $324,000    $231,468
Contract Anniversary 10        $250,000  $250,000       $238,905        $258,000          $243,041          $324,000    $250,000
Contract Anniversary 11        $250,000  $250,000       $258,000        $258,000          $255,193          $324,000    $258,000


Contract Anniversary 12        $300,000  $300,000       $308,000        $308,000          $324,000          $324,000    $324,000


* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the tenth Contract Anniversary for purposes of the Enhanced 10-Year Value.

o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).
o During the third month, on the Business Day we receive the additional
  Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).
o On the first Contract Anniversary, we compound the initial Enhanced 5%
  Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).
o On each Contract Anniversary, we will automatically generate a new
  "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.
o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).
o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the Benefit Base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how




 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the Benefit Base.
o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).
o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).
o On the second Contract Anniversary, the initial Enhanced 5% Annual
  Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.
o On the third Contract Anniversary, the initial Enhanced 5% Annual
  Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.
o Starting with the fourth Contract Anniversary, because there are no additional Purchase Payments, we compound the full value of each Enhanced 5% Annual Increase by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable, after which the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.


o The initial Enhanced 10-Year Value and the first reset of the Enhanced 10-Year Value do not double the third Purchase Payment until the tenth Contract Anniversary after we receive the payment. In this example, the third Purchase Payment of $50,000 is added to these two values during the second Contract Year. These Enhanced 10-Year Values then remain unchanged from that point until the twelfth Contract Anniversary (which is the tenth Contract Anniversary after we received the third Purchase Payment) when we then double that Purchase Payment.


EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher Benefit Base under the Lifetime Plus II Benefit if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a Contract with the Lifetime Plus II Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and there are no automatic resets of Enhanced 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the Benefit Base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the Enhanced 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total Benefit Base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first








 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Purchase Payment the total Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX H - CALCULATIONS AND EXAMPLE OF THE 10% ANNUAL INCREASE UNDER THE
   LIFETIME PLUS 10 BENEFIT
We only calculate the 10% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE 10% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 10% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

On each Quarterly Anniversary during the period that we calculate the 10% Annual Increase, SUBJECT TO A 20 YEAR MAXIMUM, we will apply a 2.5% simple interest increase to the Purchase Payments (or the Contract Value on the rider effective date, if applicable) on each Quarterly Anniversary. In addition, during the period that we calculate the 10% Annual Increase we also automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on the Quarterly Anniversary. RESETS WILL OCCUR DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 10% ANNUAL INCREASE AND ARE NOT SUBJECT TO THE 20 YEAR MAXIMUM ASSOCIATED WITH THE SIMPLE INTEREST INCREASE.

CALCULATING THE 10% ANNUAL INCREASE
If you select the Lifetime Plus 10 Benefit at issue, both the 10% Annual Increase and the increase base on the Issue Date are equal to the Purchase Payment received on the Issue Date. If you select the Lifetime Plus 10 Benefit after issue, both the 10% Annual Increase and the increase base on the rider effective date are equal to the Contract Value as of the rider effective date.

On each Business Day, we increase both the 10% Annual Increase and the increase base by the amount of any additional Purchase Payments received that day, and we reduce both the 10% Annual Increase and the increase base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary on or before the 20th Contract Anniversary (or, if applicable, on each Quarterly Anniversary that occurs on or before the 20th anniversary of the rider effective date), the 10% Annual Increase is equal to the following:


  A + 0.025 (B - C)
  Where:
  A =The 10% Annual Increase as of the immediately preceding Business Day;
  B =The increase base as of the immediately preceding Business Day; and C =Purchase Payments* received on or after the previous Quarterly Anniversary.
     However, if you selected the Lifetime Plus 10 Benefit at issue then we exclude any Purchase Payments received before the first Quarterly Anniversary.


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then process any increase or decrease to the 10% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary. Lastly we compare the 10% Annual Increase to the current Contract Value as of the Quarterly Anniversary. If the Contract Value is greater than the 10% Annual Increase we will reset both the 10% Annual Increase and the increase base to equal the Contract Value. THESE QUARTERLY ANNIVERSARY RESETS WILL CONTINUE DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 10% ANNUAL INCREASE AND ARE NOT SUBJECT TO THE 20 YEAR MAXIMUM ASSOCIATED WITH THE SIMPLE INTEREST INCREASE.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE OF THE 10% ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus 10 Benefit. You make an initial Purchase Payment of $100,000 on the Issue Date. You make a second Purchase Payment of $10,000 during the third quarter of the first Contract Year.

  QUARTERLY ANNIVERSARY    CONTRACT VALUE INCREASE BASE 2.5% QUARTERLY INCREASE 10% ANNUAL INCREASE
Issue Date                    $100,000      $100,000                                 $100,000
1st Quarterly Anniversary    $  98,327      $100,000            $2,500               $102,500
2nd Quarterly Anniversary     $102,864      $100,000            $2,500               $105,000
During the 3rd Quarter                      $110,000                                 $115,000
3rd Quarterly Anniversary     $113,732      $110,000            $2,500               $117,500
4th Quarterly Anniversary/    $115,362      $110,000            $2,750               $120,250
1st Contract Anniversary
5th Quarterly Anniversary     $127,451      $127,451                                 $127,451


6th Quarterly Anniversary    $  92,983      $127,451            $3,186               $130,637


o On the Issue Date, both the 10% Annual Increase and the increase base are equal to the Purchase Payment received on the Issue Date ($100,000).
o On the first Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $100,000 = $2,500 + $100,000 = $102,500. The Contract Value on
  this anniversary is $98,327, which is less than the 10% Annual Increase so there is no reset.
o On the second Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $102,500 = $2,500 + $102,500= $105,000. The Contract Value on this anniversary is $102,864, which is less than the 10% Annual Increase so there is no reset.
o During the third quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the increase base ($100,000 + $10,000 = $110,000) and the 10% Annual Increase ($105,000 +
  $10,000 = $115,000).
o On the third Quarterly Anniversary we apply the quarterly increase to the increase base. The quarterly increase is the increase base minus the Purchase Payment we received during the last quarter multiplied by 2.5%, or 2.5% x ($110,000 - $10,000) = $2,500. We then add the quarterly increase to the 10% Annual Increase, which is: $2,500 + $115,000 = $117,500. The Contract Value on this anniversary is $113,732, which is less than the 10% Annual Increase so there is no reset.
o On the fourth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $117,500 = $2,750 + $117,500= $120,250. The Contract Value on this anniversary is $115,362, which is less than the 10% Annual Increase so there is no reset.
o On the fifth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $120,250 = $2,750 + $120,250= $123,000. However, the Contract
  Value on this anniversary is $127,451, which is greater than the 10% Annual Increase, so we reset both the 10% Annual Increase and the increase base to equal the Contract Value of $127,451.
o On the sixth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $127,451) + $127,451 = $3,186 + $127,451 = $130,637. The Contract Value on
  this anniversary is $92,983, which is less than the 10% Annual Increase so there is no reset.
o Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 20th Contract Anniversary (which is the 80th Quarterly Anniversary) the 10% Annual Increase would receive an additional 74 quarterly increases of $3,186 each. On the 20th Contract Anniversary the 10% Annual Increase would receive its last quarterly increase, and would be $366,401.
o On each subsequent Quarterly Anniversary the 10% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 10% Annual Increase, but the 10% Annual Increase receives no more 2.5% quarterly increases.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX I - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges =
  $100,000 - $0 - $0 = .......................................$100,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   7,500
Therefore, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
  WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges =
  $100,000 - $0 - $0 = .......................................$100,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   7,500
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY
  A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge
                                                                    $3,000
  Divided by (1 minus the withdrawal charge percentage).           / 0.915
  Total amount withdrawn.......................................    $ 3,279
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,279 - $3,000 =........................................    $    279
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges =
  $100,000 - $3,000 - $279 = .................................$96,721
  Multiplied by the withdrawal charge..........................x  7.5%
       ........................................................$ 7,254
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE FREE WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges =
  $100,000 - $0 - $0 = ......................................$100,000
  Multiplied by the withdrawal charge.......................x       4%
       ......................................................$   4,000
Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197

 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                         PROSPECTUS-New Benefits Version

                THE ALLIANZ VISION[SM] VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
             ALLIANZ LIFE(R) VARIABLE ACCOUNT B AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.


This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).


The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.


THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS OPTIONAL BENEFITS (subject to certain restrictions and availability) that are each AVAILABLE FOR AN ADDITIONAL CHARGE. You can select only one of the following optional benefits: the Bonus Option, the Short Withdrawal Charge Option, or the No Withdrawal Charge Option. You can also select only one of the following optional benefits: the Target Date 10 Benefit (5.09), the Lifetime Plus II Benefit (5.09), or the Lifetime Plus 10 Benefit (5.09). The optional Quarterly Value Death Benefit is available with all other optional benefits. These optional benefits are subject to certain date and/or age restrictions for selecting and exercising the benefits. For more details and additional information, please see section 11, Selection of Optional Benefits; section 11.a, The Target Date 10 Benefit (5.09); section 11.b, The Lifetime Plus Benefits (5.09); and section 11.c, Other Optional Benefits. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE AMOUNT OF CREDIT RECEIVED UNDER THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting by Rule 12h-7 under that Act.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: April 27, 2009

This prospectus discusses multiple versions of certain optional benefits. The Lifetime Plus Benefit first became available on May 1, 2007 and beginning on January 1, 2009 this benefit was no longer available in any state except Nevada. The Lifetime Plus II Benefit first became available on November 12, 2007; it was changed on January 26, 2009 and beginning on April 27, 2009 it is being replaced by the Lifetime Plus II Benefit (5.09) as each state approves this new version of the benefit. The Target Date Retirement Benefit first became available on March 17, 2008; on January 26, 2009 it was completely replaced in every state by the Target Date 10 Benefit. Beginning on April 27, 2009 the Target Date 10 Benefit is being replaced by the Target Date 10 Benefit (5.09) as each state approves this new version of the benefit. The Lifetime Plus 10 Benefit first became available on July 17, 2008; it was changed on January 26, 2009 and beginning on April 27, 2009 it is being replaced by the Lifetime Plus 10 Benefit (5.09) as each state approves this new version of the benefit. The body of this prospectus is written according to the features and expenses of the (5.09) versions of these optional benefits. The product features and expenses of the older versions of these optional benefits are set out in Appendix K.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT. CONTRACTS WITH THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09) ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS AND TRANSFERS AMONG CERTAIN INVESTMENT OPTIONS. FOR MORE INFORMATION ON THE RESTRICTIONS, SEE THE "INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING" DISCUSSIONS IN SECTION 11.A, THE TARGET DATE 10 BENEFIT (5.09);
SECTION 11.B, THE LIFETIME PLUS BENEFITS (5.09); SEE ALSO APPENDIX D.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

AIM
AZL(R) AIM International Equity Fund


BLACKROCK
AZL(R) BlackRock Capital Appreciation Fund
AZL(R) BlackRock Growth Fund
AZL(R) International Index Fund
AZL(R) Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL(R) Columbia Mid Cap Value Fund
AZL(R) Columbia Small Cap Value Fund
AZL(R) Columbia Technology Fund

DAVIS
AZL(R) Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL(R) Dreyfus Equity Growth Fund
AZL(R) S&P 500 Index Fund
AZL(R) Small Cap Stock Index Fund

FIRST TRUST
AZL(R) First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL(R) Franklin Small Cap Value Fund
AZL(R) Franklin Templeton Founding Strategy Plus Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL(R) Allianz Global Investors Select Fund
AZL(R) Balanced Index Strategy Fund
AZL(R) Fusion Balanced Fund
AZL(R) Fusion Conservative Fund
AZL(R) Fusion Growth Fund
AZL(R) Fusion Moderate Fund
AZL(R) Moderate Index Strategy Fund


JENNISON
AZL(R) Jennison 20/20 Focus Fund


J.P. MORGAN
AZL(R) JPMorgan Large Cap Equity Fund
AZL(R) JPMorgan U.S. Equity Fund


NICHOLAS-APPLEGATE
AZL(R) NACM International Fund


OPPENHEIMER CAPITAL
AZL(R) OCC Growth Fund
AZL(R) OCC Opportunity Fund
OpCap Mid Cap Portfolio[(1)]


OPPENHEIMER FUNDS
AZL(R) Oppenheimer Global Fund
AZL(R) Oppenheimer International Growth Fund


PIMCO
AZL(R) PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


SCHRODER
AZL(R) Schroder Emerging Markets Equity Fund
AZL(R) Schroder International Small Cap Fund

TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund

TURNER
AZL(R) Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL(R) Van Kampen Comstock Fund
AZL(R) Van Kampen Equity and Income Fund
AZL(R) Van Kampen Global Franchise Fund
AZL(R) Van Kampen Global Real Estate Fund
AZL(R) Van Kampen Growth and Income Fund
AZL(R) Van Kampen Mid Cap Growth Fund


(1)A fund of the Premier VIT series.


NOTE: Contracts issued in the state of Massachusetts with the Target Date 10 Benefit (5.09) are issued as limited purchase payment variable deferred annuity contracts.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Fee Tables............................................6
    Contract Owner Transaction Expenses...............6
    Contract Owner Periodic Expenses..................6
    Annual Operating Expenses of the
    Investment Options................................8
    Examples..........................................8
1.  The Variable Annuity Contract....................10
    Ownership........................................11
2.  Purchase.........................................12
    Purchase Payments................................12
    Automatic Investment Plan (AIP)..................12
    Allocation of Purchase Payments..................13
    Tax-Free Section 1035 Exchanges..................14
    Faxed Applications...............................14
    Free Look/Right to Examine.......................14
    Accumulation Units/Computing the Contract Value..15
3.  The Annuity Phase................................15
    Income Date......................................16
    Partial Annuitization............................16
    Annuity Options..................................17
    Annuity Payments.................................19
4.  Investment Options...............................20
    Substitution and Limitation on Further Investments27
    Transfers........................................27
    Excessive Trading and Market Timing..............28
    Dollar Cost Averaging (DCA) Program..............30
    Flexible Rebalancing.............................31
    Financial Advisers - Asset Allocation Programs...31
    Voting Privileges................................32
5.  Our General Account..............................32
6.  Expenses.........................................32
    Mortality and Expense Risk (M&E) Charges.........32
    Rider Charges....................................33
    Contract Maintenance Charge......................34
    Withdrawal Charge................................35
    Transfer Fee.....................................37
    Premium Taxes....................................38
    Income Taxes.....................................38
    Investment Option Expenses.......................38
7.  Taxes............................................38
    Annuity Contracts in General.....................38
    Qualified Contracts..............................38
    Multiple Contracts...............................39
    Partial 1035 Exchanges...........................39
    Distributions - Non-Qualified Contracts..........40
    Distributions - Qualified Contracts..............41
    Assignments, Pledges and Gratuitous Transfers....42
    Death Benefits...................................42
    Withholding......................................42
    Federal Estate Taxes.............................42
    Generation-Skipping Transfer Tax.................42
    Foreign Tax Credits..............................42
    Annuity Purchases by Nonresident Aliens and
        Foreign Corporations.........................42
    Possible Tax Law Changes.........................43
    Diversification..................................43
    Required Distributions...........................43
8.  Access to Your Money.............................43
    Free Withdrawal Privilege........................45
    Waiver of Withdrawal Charge Benefit..............46
    Systematic Withdrawal Program....................46
    The Minimum Distribution Program and Required
        Minimum Distribution (RMD) Payments..........46
    Suspension of Payments or Transfers..............47
9.  Illustrations....................................47
10. Death Benefit....................................47
    Traditional Death Benefit........................47
    Death of the Owner and/or Annuitant Under All
        Other Contracts..............................49
    Death Benefit Payment Options....................52
11. Selection of Optional Benefits...................53
    Optional Benefit Overview........................53
    Replacing the Optional Benefits..................55
    Choosing Between the Target Date 10 Benefit (5.09)
        and the Lifetime Plus Benefits (5.09)........55
11.a The Target Date 10 Benefit (5.09)...............57
    Adding the Target Date 10 Benefit (5.09) to
        Your Contract................................57
    Removing the Target Date 10 Benefit (5.09) from
        Your Contract................................58
    The Target Value Date............................59
    Calculating the Target Value.....................59
    Investment Option Allocation and Transfer Restrictions
        and Quarterly Rebalancing....................59
    Termination of the Target Date 10 Benefit (5.09).61
11.b The Lifetime Plus Benefits (5.09)...............61
    Adding one of the Lifetime Plus Benefits (5.09) to
        Your Contract................................62
    Removing one of the Lifetime Plus Benefits (5.09)
        from Your Contract...........................63
    Who is Considered a Covered Person(s)?...........64
    If You Begin Receiving Lifetime Plus Payments....65
    Lifetime Plus Payments...........................66
    Automatic Annual Payment Increases to the
        Lifetime Plus Payments.......................69
    The Benefit Base.................................70
    The Quarterly Anniversary Value..................71
    The Highest Annual Increase Under the
        Lifetime Plus II Benefit (5.09)..............71
    The Enhanced 5% Annual Increase Under the
        Lifetime Plus II Benefit (5.09)..............71
    Automatic Resets of the Enhanced 5% Annual
        Increase Under the Lifetime Plus II
        Benefit (5.09)...............................72



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

    The 10% Annual Increase Under the Lifetime
        Plus 10 Benefit (5.09).......................72
    Automatic Resets of the 10% Annual Increase Under
        the Lifetime Plus 10 Benefit (5.09)..........73
    Investment Option Allocation and Transfer
        Restrictions and Quarterly Rebalancing.......73
    Taxation of Lifetime Plus Payments...............74
    Termination of the Lifetime Plus II Benefit (5.09) and
        Lifetime Plus 10 Benefit (5.09)..............74
11.c Other Optional Benefits.........................75
    Quarterly Value Death Benefit....................75
    Bonus Option.....................................76
    Short Withdrawal Charge Option...................77
    No Withdrawal Charge Option......................77
12. Other Information................................78
    Allianz Life.....................................78
    The Separate Account.............................78
    Distribution.....................................78
    Additional Credits for Certain Groups............80
    Administration/Allianz Service Center............80
    Legal Proceedings................................80
    Financial Statements.............................80
13. Glossary.........................................81
14. Table of Contents of the Statement of
    Additional Information (SAI).....................84
15. Privacy and Security Statement...................85
Appendix A - Annual Operating Expenses for
    Each Investment Option...........................87
Appendix B - Condensed Financial Information.........91
Appendix C - Target Value Calculation and Examples...96
    Calculating the Target Value Under the Target
        Date 10 Benefit (5.09).......................96
    Examples of the Target Value Calculations........96
    Example of the Effect of a Partial Withdrawal on
         the Target Value............................97
Appendix D - Investment Option Allocation and
    Transfer Restrictions and Quarterly Rebalancing..97
    Determining the Maximum Allowable and
        Minimum Required Group Allocation...........100
    Determining the Required Group Allocation.......101
    Examples of Quarterly Rebalancing...............102
Appendix E - Quarterly Anniversary Value
    Calculation and Examples........................105
    Calculating the Quarterly Anniversary Value
        Under the Lifetime Plus Benefits (5.09).....105
    Calculating the Quarterly Anniversary Value
        Under the Quarterly Value Death Benefit.....105
    Examples of the Quarterly Anniversary Value
        Calculations................................106
    Example of the Effect of a Partial Withdrawal on the
        Quarterly Anniversary Value.................107
Appendix F - Calculations and Examples of the
    Enhanced 5% Annual Increase, Enhanced 10-Year
    Value, and Highest Annual Increase Under the
    Lifetime Plus II Benefit (5.09).................108
    Calculating the Enhanced 5% Annual Increase.....108
    Calculating the Enhanced 10-Year Value..........109
    The Highest Annual Increase.....................110
    Example of the Highest Annual Increase..........110
    Example of the Effect of a Large Additional Purchase
        Payment on the Enhanced 10-Year Value.......112
Appendix G - Calculations and Example of the
    10% Annual Increase Under the
    Lifetime Plus 10 Benefit (5.09).................113
    Calculating the 10% Annual Increase.............113
    Example of the 10% Annual Increase..............114
Appendix H - Rider Charge Examples..................115
    Example of Rider Charge Calculation Under the
        Target Date 10 Benefit (5.09):..............115
    Example of Rider Charge Calculation Under the
        Lifetime Plus II Benefit (5.09):............115
    Example of Rider Charge Calculation Under the
        Lifetime Plus 10 Benefit (5.09):............116
    Example of the Effect of a Withdrawal on the
        Rider Charge Calculation Under the
        Lifetime Plus 10 Benefit (5.09):............117
    Example of the Effect of an Annual Payment Increase
        to Lifetime Plus Payments on the Rider Charge
        Calculation under the
        Lifetime Plus 10 Benefit (5.09):............118
Appendix I - Withdrawal Charge Examples.............119
Appendix J - Lifetime Plus Payment and
    Benefit Base Examples...........................121
    Example of the Annual Payment Increase..........121
    Example of the Effect of the Cumulative
        Withdrawal Benefit..........................121
    Example of the Effect of an Excess Withdrawal on the
        Lifetime Plus Payment.......................123
Appendix K - Information on the Target Date
    Retirement Benefit, Lifetime Plus Benefit,
     Lifetime Plus II Benefit and Lifetime Plus 10
    Benefit That Were Offered Before April 27, 2009.124
For Service or More Information     136



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

                                                                                 WITHDRAWAL CHARGE AMOUNT[
                                                                                      BASE CONTRACT
    NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR           CONTRACT WITH      CONTRACT WITH THE           CONTRACT WITH THE
                   PURCHASE PAYMENT                                THE        SHORT WITHDRAWAL CHARGE      NO WITHDRAWAL CHARGE
                                                                  BONUS             OPTION[(3)]               OPTION[(3),(5)]
                                                             OPTION[(3),(4)]
                           0                            8.5%            8.5%                       8.5%                          0%
                           1                            8.5%            8.5%                       7.5%                          0%
                           2                            7.5%            8.5%                       5.5%                          0%
                           3                            6.5%              8%                         3%                          0%
                           4                              5%              7%                         0%                          0%
                           5                              4%              6%                         0%                          0%
                           6                              3%              5%                         0%                          0%
                           7                              0%              4%                         0%                          0%
                           8                              0%              3%                         0%                          0%
                    9 years or more                       0%              0%                         0%                          0%

TRANSFER FEE[(6)]...................$25

PREMIUM TAXES[(7)]...........0% to 3.5%
(as a percentage of each Purchase Payment)



CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.


CONTRACT MAINTENANCE CHARGE[(8)]....$50
(per Contract per year)


 (1)The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or after you begin to receive Lifetime Plus Payments under one of the Lifetime Plus Benefits (5.09) (if applicable). Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Lifetime Plus Benefits (5.09).
  NOTE: No withdrawal charge applies if you select the No Withdrawal Charge Option at Contract issue. For more details and additional information, please see the discussion that appears in section 11.c, Other Optional Benefits - No Withdrawal Charge Option.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(3)Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(4)In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.
(5)If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09).
(6)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Target Date 10 Benefit (5.09) or any of the Lifetime Plus Benefits (5.09), against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

(7)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(8)We waive this charge during the Accumulation Phase if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. We waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.

CONTRACT ANNUAL EXPENSES

                                                                                     MAXIMUM AND CURRENT    RIDER CHARGE DURING THE
                                                                                       M&E CHARGE[(9)]     ACCUMULATION PHASE[(10)]
                                                                                    ACCUMULATION  ANNUITY    CURRENT      MAXIMUM
                                                                                        PHASE      PHASE[     RIDER        RIDER
                                                                                                   (11)]   CHARGE[(12)] CHARGE[(13)]
BASE CONTRACT                                                                           1.40%      1.40%        NA           NA
ADDITIONAL CHARGES FOR OPTIONAL BENEFITS[(14)]
  QUARTERLY VALUE DEATH BENEFIT[(15)]                                                   0.30%        NA         NA           NA
  BONUS OPTION[                                                                        ]0.30%      0.30%        NA           NA
  SHORT WITHDRAWAL CHARGE OPTION[(15)]                                                  0.25%        NA         NA           NA
  NO WITHDRAWAL CHARGE OPTION[(15),(16)                                                ]0.35%        NA         NA           NA
  TARGET DATE 10 BENEFIT (5.09)[(17)]                                                   0.55%        NA       0.55%        1.00%
                                                                                     applicable             applicable
                                                                                     only before             once the
                                                                                      the rider            rider charge
                                                                                    charge takes           takes effect
                                                                                       effect
  LIFETIME PLUS II BENEFIT (5.09) AND LIFETIME PLUS 10 BENEFIT (5.09)[(17)]
     SINGLE LIFETIME PLUS PAYMENTS                                                      0.95%        NA       0.95%        2.00%
                                                                                      applicable            applicable
                                                                                     only before             once the
                                                                                      the rider            rider charge
                                                                                     charge takes          takes effect
                                                                                        effect
     JOINT LIFETIME PLUS PAYMENTS                                                       1.10%        NA       1.10%         2.20%
                                                                                      applicable            applicable
                                                                                     only before             once the
                                                                                      the rider            rider charge
                                                                                     charge takes          takes effect
                                                                                        effect
MAXIMUM CHARGE FOR A CONTRACT WITH THE QUARTERLY VALUE DEATH BENEFIT, THE NO            3.15%      1.40%        NA       2.05% M&E
 WITHDRAWAL CHARGE OPTION, AND JOINT LIFETIME PLUS PAYMENTS UNDER ONE OF THE          applicable                        charge plus
 LIFETIME PLUS BENEFITS (5.09)[ ]                                                    only before                             a
                                                                                      the rider                            2.20%
                                                                                     charge takes                         maximum
                                                                                        effect                          rider charge
                                                                                                                          once the
                                                                                                                        rider charge
                                                                                                                        takes effect

(9)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(10)We do not assess a rider charge during the Annuity Phase.
(11)The Contract allows Partial Annuitization. It is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time and have different M&E charges. For example, if you have a Contract with the Quarterly Value Death Benefit and request a variable Partial Annuitization we would assess an annual M&E charge of 1.40% on the annuitized portion of the Contract, and an annual M&E charge of 1.70% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.
(12)The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Target Date 10 Benefit (5.09), or as a percentage of the Benefit Base under any of the Lifetime Plus Benefits (5.09). We calculate the rider charge daily beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010. We assess the rider charge quarterly and we deduct it for each quarter on the earlier of the next Quarterly Anniversary or when we deduct the final rider charge. The rider charge reduces the Contract Value (and Bonus Value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). For more information, please see section 6, Expense - Rider Charge.
(13)We reserve the right to change the rider charge on each Quarterly Anniversary that the benefit is in effect subject to the maximum rider charge. If we increase the rider charge for your selected benefit we will notify you in writing and allow you to terminate your benefit instead of accepting the increase to the rider charge. For more information, please see section 6, Expenses - Rider Charge.
(14)The additional charges listed here for the optional benefits apply to benefits that you select while this prospectus is in effect. Any benefits you add to your Contract in the future will be subject to the current and maximum additional M&E charges (or current and maximum rider charges) that are applicable at that time. Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

(15)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.
(16)If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09).
(17)We only assess the additional M&E charge for the Target Date 10 Benefit (5.09) or either of the Lifetime Plus Benefits (5.09) before the first Quarterly Anniversary that occurs on or after January 1, 2010. Beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010 we will stop deducting this additional M&E charge and begin assessing the rider charge. The additional charges associated with the Target Date 10 Benefit (5.09) and Lifetime Plus Benefits (5.09) will continue until the earlier of the termination of your benefit, or when your Contract Value is reduced to zero.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.63%   1.93%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.


The entire $50 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value (or Bonus Value if you select the Bonus Option) at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. These examples assume we are assessing the rider charge as a percentage of the Benefit Base for the Lifetime Plus 10 Benefit (5.09) during all of the periods listed below.

Transfer fees may apply, but are not reflected in these examples.


For additional information, see section 6, Expenses.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  (a)Maximum charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and the Lifetime Plus 10 Benefit[ ](5.09) (joint Lifetime Plus Payments) (which carries the highest potential charge of a 2.05% M&E charge and a 2.20% maximum rider charge).
  (b)Current charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and the Lifetime Plus 10 Benefit (5.09)[ (1)] (joint Lifetime Plus Payments) (which carries an M&E charge of 2.05% and a rider charge of 1.10%).
  (c)The Base Contract (which carries the lowest potential charge of a 1.40% M&E charge).


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                         a)  $681  $2,093  $3,564   $7,454
1.93% (the maximum Investment Option operating expense)  b)  $566  $1,728  $2,928   $6,072
                                                         c) $1,236 $1,924  $2,486   $4,122
                                                         a)  $552  $1,722  $2,975   $6,438
0.63% (the minimum Investment Option operating expense)  b)  $437  $1,352  $2,322   $4,975
                                                         c) $1,106 $1,537  $1,843   $2,858

If you do not take a full withdrawal or if you take a Full Annuitization[(2)] of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                         a)  $681  $2,093  $3,564   $7,454
1.93% (the maximum Investment Option operating expense)  b)  $566  $1,728  $2,928   $6,072
                                                         c)  $386  $1,174  $1,986   $4,122
                                                         a)  $552  $1,722  $2,975   $6,438
0.63% (the minimum Investment Option operating expense)  b)  $437  $1,352  $2,322   $4,975
                                                         c)  $256   $787   $1,343   $2,858

(1)We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect subject to the maximum charge applicable to your selected benefit. If we increase the rider charge for your selected benefit, we will notify you in writing.
(2)Annuity Payments are generally not available until after the second Contract Anniversary in most states.

As of the most recent fiscal year ended December 31, 2008, no Contracts with the highest charges currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information on these Contracts. However, Appendix B does contain information regarding the Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were offered as of December 31, 2008. See the appendix to the Statement of Additional Information regarding the AUVs for other M&E expense levels for Contracts that were available as of December 31, 2008.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09) will be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" discussion in section 11.a, The Target Date 10 Benefit (5.09) and section 11.b, The Lifetime Plus Benefits (5.09); see also Appendix D). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.


o Selection of certain assumed investment rates for variable Annuity
  Payments.


o Our ability to restrict transfer rights.

If you would like information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS (5.09): If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.


2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.


o You can make additional Purchase Payments of $50 or more during the Accumulation Phase.


o IN CERTAIN STATES, ADDITIONAL PURCHASE PAYMENTS CAN ONLY BE MADE DURING
  THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED. YOU ALSO CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT:
  - AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE);
  - AFTER YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS (5.09); OR
  - IF YOU SELECT THE TARGET DATE 10 BENEFIT (5.09), ON OR AFTER THE THIRD CONTRACT ANNIVERSARY THAT OCCURS AFTER THE RIDER EFFECTIVE DATE. HOWEVER, IF YOU REMOVE THE TARGET DATE 10 BENEFIT (5.09) FROM YOUR CONTRACT, THIS RESTRICTION WILL NO LONGER APPLY.
o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

NOTE FOR CONTRACTS ISSUED IN MASSACHUSETTS: If you select the Target Date 10 Benefit (5.09), you can only make additional Purchase Payments to the Contract for the first three Contract Years, even if you subsequently remove the Target Date 10 Benefit (5.09) or if you move to another state.

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or



 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.


IF YOU SELECT THE TARGET DATE 10 BENEFIT (5.09), YOU CAN ONLY PARTICIPATE IN THE AIP DURING THE FIRST THREE CONTRACT YEARS AFTER YOU ADD THE BENEFIT TO YOUR CONTRACT. THE AIP ALSO WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION, OR AFTER THE BENEFIT DATE ON WHICH YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS (5.09). HOWEVER, IF YOU TERMINATE THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09), THE AIP WILL AGAIN BE AVAILABLE TO YOU.


ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. If you select the Target Date 10 Benefit (5.09), we will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in
section 11.a, The Target Date 10 Benefit (5.09); see also Appendix D.) In addition, if you select one of the Lifetime Plus Benefits (5.09), your allocation instructions must always comply with the restrictions that are set out in section 11.b, The Lifetime Plus Benefits (5.09).

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right-to-examine period, you will forfeit your entire bonus. (See section 11.c, Other Optional Benefits - Bonus Option.) In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Target Date 10 Benefit (5.09), Lifetime Plus II Benefit (5.09), and Lifetime Plus 10 Benefit (5.09) have a ten-day right-to-examine period. If you change your mind about your selected benefit, you can remove it from your Contract within ten days after receiving the rider. If you remove the benefit from your Contract, we will treat it as if we had never issued it; however, the benefit will not be available for future selection. If you select the No Withdrawal Charge Option, you must also select one of the following at issue: Target Date 10 Benefit (5.09), Lifetime Plus II Benefit (5.09), or Lifetime Plus 10 Benefit (5.09). If you select the No Withdrawal Charge Option and you remove the other required benefit, you must replace it with another benefit (for example, you may



 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 be able to replace the Target Date 10 Benefit (5.09) with the Lifetime Plus 10 Benefit (5.09)). If you do not make this replacement we will cancel your Contract.


ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for the Purchase Payment (and any bonus, if applicable) at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and


o multiplying this result by one minus the amount of the M&E charge for the current Business Day, and any additional calendar days since the immediately preceding Business Day.


We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, OR ANY BENEFITS OR BENEFIT INCREASES BASED ON CONTRACT


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

VALUE. IN ADDITION, THE DEATH BENEFIT WILL TERMINATE AND ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS WILL STOP. You will not be required to take a Full Annuitization on the maximum permitted Income Date if your Contract Value has been reduced to zero. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value if your Contract does not include a Lifetime Plus Benefit (5.09), or if it includes a Lifetime Plus Benefit (5.09) but Lifetime Plus Payments have not begun. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section. However, if your Contract Value is greater than zero and your Contract includes a Lifetime Plus Benefit (5.09) and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value. In addition, if you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, you will instead receive the greater of the following. However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 1 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 3 based on the greater of the Contract Value or Cumulative Withdrawal Value; or
o the current annual maximum Lifetime Plus Payment available to you.

In addition, if on the maximum permitted Income Date the current annual maximum Lifetime Plus Payment is greater than the annual fixed Annuity Payment based on the Contract Value, we will send you any remaining Cumulative Withdrawal Value.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of:
a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.
PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes one of the Lifetime Plus Benefits (5.09), you cannot take a Partial Annuitization after you begin receiving Lifetime Plus Payments. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. A Partial Annuitization will also decrease the Benefit Base for Contracts with one of the Lifetime Plus Benefits (5.09), and it will decrease the Target Value for Contracts with the Target Date 10 Benefit (5.09). This will decrease the amounts available for withdrawals, Lifetime Plus Payments, Cumulative Withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 11.a, The Target Date 10 Benefit (5.09); section 11.b, The Lifetime Plus Benefits (5.09); and section 6, Expenses - Withdrawal Charge. See also the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 11.c, Other Optional Benefits - Quarterly Value Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.


If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.


ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants


 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A) =Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)  =The amount applied to variable Annuity Payments on the Income Date.
  (C) =Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D) =The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)  =Dollar value of first variable Annuity Payment.
  (F)  =Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").


o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").


o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").


o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments. We base Annuity Payments on your Contract Value if your Contract does not include a Lifetime Plus Benefit (5.09), or if it includes a Lifetime Plus Benefit (5.09) but Lifetime Plus Payments have not begun. If your Contract includes a Lifetime Plus Benefit (5.09) and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value. However, if the Income Date is the maximum permitted Income Date and you are receiving Lifetime Plus Payments, you will receive payments as indicated in the note that appears at the beginning of this section.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.


o The Contract Value on the Income Date.


o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


* The maximum available AIR in Florida is 4%.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.


We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF     ASSET CATEGORY      OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                          (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International  Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International      Equity     capital                 international equity securities whose issuers are
Management         Equity Fund                                           considered by the fund's subadviser to have strong earnings
LLC/Invesco Aim                                                          momentum.
Capital
Management, Inc.
BLACKROCK
Managed by Allianz AZL BlackRock   Large Growth  Long-term growth of     Invests at least 80% of total assets in common and
Investment         Capital                       capital                 preferred stock and securities convertible into common and
Management         Appreciation                                          preferred stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
                   AZL BlackRock   Large Growth  Maximum long-term       Invests at least 80% of total assets in common and
                   Growth Fund                   capital appreciation    preferred stock and securities convertible into common and with minimum long-term  preferred stock of mid- and large-size companies.
                                                 risk to principal
                   AZL            International  Match the performance   Invests at least 80% of its assets in a statistically
                   International      Equity     of the MSCI             selected sampling of equity securities of companies
                   Index Fund                    EAFE(R)  included in the Morgan Stanley Capital Inernational Europe,
                                                 Index as closely as     Australia and Far East Index (MSCI EAFE) and in derivative
                                                 possible                instruments linked to the MSCI EAFE index.
Managed by Allianz AZL Money           Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund      Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                       stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                            obligations. During extended periods of low interest rates,
Institutional                                                            and due in part to contract fees and expenses, the yield of
Management                                                               the AZL Money Market Fund may also become extremely low and
Corporation                                                              possibly negative.
Managed by         BlackRock        Specialty    High total investment   Invests in both equity and debt securities of issuers
BlackRock          Global                        return                  located around the world to achieve a combination of
Advisors,          Allocation                                            capital growth and income.
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited
COLUMBIA
Managed by Allianz AZL Columbia      Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity securities of
Investment         Mid Cap Value                 capital                 companies that have market capitalizations in the range of
Management         Fund                                                  the companies in the Russell Midcap(R) Value
LLC/Columbia                                                             Index at the time of purchase that the fund's subadviser
Management                                                               believes are undervalued and have the potential for long-
Advisors, LLC                                                            term growth.
                   AZL Columbia     Small Cap    Long-term capital       Invests at least 80% of net assets in equity securities of
                   Small Cap                     appreciation            companies with market capitalizations in the range of the
                   Value Fund                                            companies in the Russell 2000 Value Index(R)
                                                                         at the time of purchase that the subadviser believes are
                                                                         undervalued.
                   AZL Columbia     Specialty    Capital Appreciation    At least 80% of its total net assets in common stocks of
                   Technology                                            U.S and foreign technology companies that may benefit from
                   Fund                                                  technological improvements, advancements or developments.
DAVIS
Managed by Allianz AZL Davis NY    Large Value   Long-term growth of     Invests the majority of assets in equity securities issued
Investment         Venture Fund                  capital                 by large companies with market capitalizations of at least
Management                                                               $10 billion.
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA         Specialty    Long-term growth of     At least 80% of net assets in securities issued by
Advisors           Financial                     capital                 companies principally engaged in the financial services
                   Portfolio                                             sector.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       22



DREYFUS
Managed by Allianz AZL Dreyfus     Large Growth  Long-term growth of     Primarily invests in common stocks of large, well-
Investment         Equity Growth                 capital and income      established and mature companies. Normally invests at least
Management         Fund                                                  80% of its net assets in stocks that are included in a
LLC/Founders Asset                                                       widely recognized index of stock market performance. May
Management LLC                                                           invest in non-dividend paying companies if they offer
                                                                         better prospects for capital appreciation. May invest up to
                                                                         30% of its total assets in foreign securities.
Managed by Allianz AZL S&P 500     Large Blend   Match total return of   Normally invests in all 500 stocks in the S&P
Investment         Index Fund                    the S&P                 500(R) in proportion to their weighting in
Management LLC/The                               500(R)   the index.
Dreyfus
Corporation
                   AZL Small Cap    Small Cap    Match performance of    Invests in a representative sample of stocks included in
                   Stock Index                   the S&P SmallCap 600    the S&P SmallCap 600 Index(R), and in
                   Fund                          Index{reg-trade-mark}   futures whose performance is related to the index, rather
                                                                         than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First       Large Blend   Total Return            Invests primarily in common stocks of companies that are
Investment         Trust Target                                          identified by a model based on an allocation of 50% in two
Management         Double Play                                           separate strategies that seek to provide above-average
LLC/First Trust    Fund                                                  total return.
Advisors L.P.
FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin     Small Cap    Long-term total return  Under normal market conditions, invests at least 80% of its
Investment         Small Cap                                             net assets in investments of small capitalization companies
Management         Value Fund                                            similar to those that comprise the Russell 2500{trademark}
LLC/Franklin                                                             Index at the time of investment.
Advisory Services,
LLC
Managed by Allianz AZL Franklin     A "Fund of   Long-term capital       Invests in a combination of subportfolios or strategies,
Investment         Templeton       Funds" Model  appreciation, with      each of which is managed by an asset manager that is part
Management         Founding         Portfolio    income as a secondary   of Franklin Templeton.
LLC/Franklin       Strategy Plus                 goal
Mutual Advisers,   Fund
LLC, Templeton
Global Advisors
Limited, and
Franklin Advisers,
Inc.
Managed by         Franklin High    High-Yield   High current income     Invests primarily to predominantly in debt securities
Franklin Advisers, Income             Bonds      with capital            offering high yield and expected total return.
Inc.               Securities                    appreciation as a
                   Fund                          secondary goal
                   Franklin         Specialty    Maximize income while   Normally invests in debt and equity securities, including
                   Income                        maintaining prospects   corporate, foreign and U.S. Treasury bonds and stocks with
                   Securities                    for capital             dividend yields the manager believes are attractive.
                   Fund                          appreciation
Administered by    Franklin           Model      Capital appreciation    Invests equal portions in Class 1 shares of the Franklin
Franklin Templeton Templeton VIP    Portfolio    with income as a        Income Securities Fund, Mutual Shares Securities Fund, and
Services, LLC      Founding Funds    (Fund of    secondary goal.         Templeton Growth Securities Fund.
                   Allocation         Funds)
                   Fund
Managed by         Franklin U.S.    Short-Term   Income                  At least 80% of its net assets in U.S. government
Franklin Advisers, Government         Bonds                              securities and normally invests primarily in fixed and
Inc.               Fund                                                  variable rate mortgage-backed securities.
                   Franklin Zero  Intermediate-  As high an investment   Normally invests at least 80% of its net assets in zero
                   Coupon Fund      Term Bonds   return as is consistent coupon debt securities. The fund will mature in December of
                   2010                          with capital            2010 and will then no longer be available as an Investment
                                                 preservation            Option under the Contract. For additional information
                                                                         regarding the maturity of the fund, please see the Franklin
                                                                         Zero Coupon Fund prospectus.
Managed by         Mutual Global  International  Capital appreciation    Invests primarily in U.S. and foreign equity securities
Franklin Mutual    Discovery          Equity                             that the manager believes are undervalued. The fund also
Advisers,          Securities                                            invests, to a lesser extent, in risk arbitrage securities
LLC/Franklin       Fund                                                  and distressed companies.
Templeton
Investment
Management Limited


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       23



Managed by         Mutual Shares   Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity securities
Franklin Mutual    Securities                    with income as a        that the manager believes are undervalued. The fund also
Advisers, LLC      Fund                          secondary goal          invests, to a lesser extent, in risk arbitrage securities
                                                                         and distressed companies.
Managed by         Templeton      Intermediate-  High current income,    Normally invests at least 80% of its net assets in bonds,
Franklin Advisers, Global Bond      Term Bonds   consisent with          which include debt securities of any maturity, such as
Inc.               Securities                    preservation of         bonds, notes, bills and debentures. The fund may invest a
                   Fund                          capital, with capital   portion of its total assets in bonds rated below investment
                                                 appreciation as a       grade and a significant portion of its assets in foreign
                                                 secondary consideration securities.
Managed by         Templeton      International  Long-term capital       Normally invests primarily in equity securities of
Templeton Global   Growth             Equity     growth                  companies located anywhere in the world, including those in
Advisors           Securities                                            the U.S. and in emerging markets.
Limited/Templeton  Fund
Asset Management
Ltd.
FUND OF FUNDS
Managed by Allianz AZL Allianz      A "Fund of   Long-term capital       Normally invests in a combination of AGI Mutual Funds, with
Investment         Global          Funds" Model  appreciation with       45% to 65% of the Fund's assets allocated to equity
Management LLC     Investors        Portfolio    preservation of capital investments and 35% to 55% allocated to fixed income
                   Select Fund                                           investments.
                   AZL Balanced     A "Fund of   Long-term capital       Invests primarily in a combination of five underlying bond
                   Index Strategy  Funds" Model  appreciation with       and equity index funds.
                   Fund             Portfolio    preservation of capital
                   AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
                   Balanced Fund   Funds" Model  appreciation with       range generally from 40% to 60% of assets in equity funds
                                    Portfolio    preservation of capital with the remaining balance invested in fixed income funds.
                                                 as an important
                                                 consideration
                   AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
                   Conservative    Funds" Model  appreciation with       range generally from 25% to 45% of assets in equity funds
                   Fund             Portfolio    preservation of capital with the remaining balance invested in fixed income funds.
                                                 as an important
                                                 consideration
                   AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
                   Growth Fund     Funds" Model  appreciation            range generally from 70% to 90% of assets in equity funds
                                    Portfolio                            with the remaining balance invested in fixed income funds.
                   AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
                   Moderate Fund   Funds" Model  appreciation            range generally from 55% to 75% of assets in equity funds
                                    Portfolio                            with the remaining balance invested in fixed income funds.
                   AZL Moderate     A "Fund of   Long-term capital       Invests primarily in a combination of five underlying bond
                   Index Strategy  Funds" Model  appreciation            and equity index funds.
                   Fund             Portfolio
JENNISON
Managed by Allianz AZL Jennison    Large Blend   Long-term growth of     At least 80% of its total assets in approximately 40 (which
Investment         20/20 Focus                   capital                 may range up to 45) equity and equity-related securities of
Management         Fund                                                  companies that the subadviser believes have strong capital
LLC/Jennison                                                             appreciation potential.
Associates LLC
J.P. MORGAN
Managed by Allianz AZL JPMorgan    Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus any borrowings
Investment         Large Cap                     capital                 for investment purposes, primarily in equity securities of
Management         Equity Fund                                           large- and medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                      24



                   AZL JPMorgan    Large Blend   High total return       Invests at least 80% of its net assets, plus any borrowings
                   U.S. Equity                                           for investment purposes, primarily in equity securities of
                   Fund                                                  large- and medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM       International  Maximum long-term       At least 80% of its net assets in securities of companies
Investment         International      Equity     capital appreciation    in developed countries located outside the U.S.,
Management         Fund                                                  represented in the Morgan Stanley Capital International
LLC/Nicholas-                                                            Europe Australasia Far East (MSCI EAFE) Index.
Applegate Capital
Management, LLC
OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC Growth  Large Growth  Long-term growth of     Invests at least 65% of its assets in common stocks of
Investment         Fund                          capital with income as  "growth" companies with market capitalizations of at least
Management LLC/                                  an incidental           $5 billion.
Oppenheimer                                      consideration
Capital LLC
                   AZL OCC          Small Cap    Capital appreciation    At least 65% of its assets in common stocks of "growth"
                   Opportunity                                           companies with market capitalizations of less than $2
                   Fund                                                  billion at the time of investment.
Managed by Allianz OpCap Mid Cap     Mid Cap     Long-term capital       Invests at least 80% of its net assets in equity securities
Global Investors   Portfolio                     appreciation            of companies with market capitalizations between $500
Fund Management                                                          million and $15 billion at the time of purchase that the
LLC                                                                      adviser believes are undervalued in the marketplace.
OPPENHEIMERFUNDS
Managed by Allianz AZL            International  Capital appreciation    Invests mainly in common stocks of mid and large-cap
Investment         Oppenheimer        Equity                             companies in the U.S. and foreign countries, including
Management LLC/    Global Fund                                           countries with developed and emerging markets.
OppenheimerFunds,
Inc.
                   AZL            International  Long-term capital       Common stocks of growth companies that are domiciled
                   Oppenheimer        Equity     appreciation            outside the U.S. or have their primary operations outside
                   International                                         the U.S., including companies in emerging markets.
                   Growth Fund
PIMCO
Managed by Allianz AZL PIMCO       Large Blend   Exceed the total return Invests substantially all assets in derivative instruments
Investment         Fundamental                   of the FTSE             based on the Enhanced RAFI{trademark} 1000, backed by a
Management         IndexPLUS                     RAFI{trademark}1000     portfolio of short and intermediate term fixed income
LLC/Pacific        Total Return                  Index                   instruments.
Investment         Fund
Management Company
LLC
Managed by Pacific PIMCO VIT All    Specialty    Maximum real return     Invests in institutional class shares of the underlying
Investment         Asset             (Fund of    consistent with         PIMCO Funds and does not invest directly in stocks or bonds
Management Company Portfolio          Funds)     preservation of real    of other issuers.
LLC                                              capital and prudent
                                                 investment management
                   PIMCO VIT        Specialty    Maximum real return     Invests in commodity linked derivative instruments backed
                   CommodityReal                 consistent with prudent by a portfolio of inflation-indexed securities and other
                   Return[TM]                    investment management   fixed income securities.
                   Strategy
                   Portfolio
                   PIMCO VIT      Intermediate-  Maximum total return,   At least 80% of its assets in fixed income instruments of
                   Emerging         Term Bonds   consistent with         issuers that economically are tied to countries with
                   Markets Bond                  preservation of capital emerging securities markets.
                   Portfolio                     and prudent investment
                                                 management


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       25



                   PIMCO VIT      Intermediate-  Maximum total return,   At least 80% of its assets in fixed income instruments of
                   Global Bond      Term Bonds   consistent with         issuers in at least three countries (one of which may be
                   Portfolio                     preservation of capital the U.S.), which may be represented by futures contracts.
                   (Unhedged)                    and prudent investment  May invest, without limitation, in securities of issuers in
                                                 management              emerging market countries.
                   PIMCO VIT        A "Fund of   Total return which      Invests in a combination of affiliated and unaffiliated
                   Global Multi-   Funds" Model  exceeds a 60% MSCI      funds, fixed income instruments, equity securities,
                   Asset            Portfolio    World Index/40%         forwards and derivatives. Typically invests 20% to 80% of
                   Portfolio                     Barclays Capital U.S.   total assets in equity-related investments.
                                                 Aggregate Index blend
                   PIMCO VIT High   High-Yield   Maximum total return,   At least 80% of assets in a diversified portfolio of high-
                   Yield              Bonds      consistent with         yield securities ("junk bonds") rated below investment
                   Portfolio                     preservation of capital grade, but at least Caa by Moody's or equivalently rated by and prudent investment  S&P or Fitch. May invest up to 20% of total asets in
                                                 management              securities denominated in foreign currencies.
                   PIMCO VIT Real Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-indexed bonds
                   Return           Term Bonds   consistent with         of varying maturities issued by the U.S. and non-U.S.
                   Portfolio                     preservation of real    governments, their agencies or instrumentalities and
                                                 capital and prudent     corporations.
                                                 investment management
                   PIMCO VIT      Intermediate-  Maximum total return,   At least 65% of total assets in a diversified portfolio of
                   Total Return     Term Bonds   consistent with         fixed income instruments of varying maturities, which may
                   Portfolio                     preservation of capital be represented by forwards or derivatives such as options, and prudent investment  futures contracts, or swap agreements.
                                                 management
SCHRODER
Managed by Allianz AZL Schroder     Specialty    Capital appreciation    Invests at least 80% of its net assets in equity securities
Investment         Emerging                                              of companies that the subadviser believes to be "emerging
Management         Markets Equity                                        market" issuers. May invest remainder of assets in
LLC/Schroder       Fund                                                  securities of issuers located anywhere in the world.
Investment
Management North
America Inc.
                   AZL Schroder   International  Long-term capital       At least 80% of net assets in equity securities of small
                   International      Equity     appreciation            capitalization companies located outside the U.S.
                   Small Cap Fund                                        (generally with market capitalizations of $3.5 billion or
                                                                         less at the time of investment) that it believes offer the potential for capital appreciation.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS     Model      Long-term capital       Invests primarily in a diversified portfolio of equity and
Investment         Balanced Fund    Portfolio    appreciation with       fixed income securities with 40% to 60% allocated to the
Management                                       preservation of capital equity portfolio and the balance allocated to the fixed
LLC/First Trust                                  as an important         income portfolio. May invest a significant portion of its
Advisors L.P. and                                consideration           total assets in securities of non-U.S. companies.
Pacific Investment
Management Company
LLC
Managed by Allianz AZL TargetPLUS     Model      Total return            Invests at least 80% of net assets in common stocks of
Investment         Equity Fund      Portfolio                            companies that are identified by a model based on an
Management                                                               allocation of 20% of fund assets in each of five separate
LLC/First Trust                                                          strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS     Model      Long-term capital       Invests primarily in a diversified portfolio of equity and
Investment         Growth Fund      Portfolio    appreciation            fixed income securities with 70% to 90% allocated to the
Management                                                               equity portfolio and the balance allocated to the fixed
LLC/First Trust                                                          income portfolio. May invest a significant portion of its
Advisors L.P. and                                                        total assets in securities of non-U.S. companies.
Pacific Investment
Management Company
LLC
                   AZL TargetPLUS     Model      Long-term capital       Invests primarily in a diversified portfolio of equity and
                   Moderate Fund    Portfolio    appreciation            fixed income securities with 55% to 75% allocated to the
                                                                         equity portfolio and the balance allocated to the fixed
                                                                         income portfolio. May invest a significant portion of its
                                                                         total assets in securities of non-U.S. companies.


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       26



TURNER
Managed by Allianz AZL Turner       Small Cap    Long-term growth of     At least 80% of its net assets in common stocks and other
Investment         Quantitative                  capital                 equity securities of U.S. companies with small market
Management         Small Cap                                             capitalizations that the subadviser believes, based on a
LLC/Turner         Growth Fund                                           quantitative model, have strong earnings growth potential.
Investment                                                               Small capitalization companies are defined as companies
Partners, Inc.                                                           with market capitalizations, at the time of purchase, in
                                                                         the range of companies included in the Russell[
                                                                         ]2000(R) Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen  Large Value   Capital growth and      Invests at least 80% of net assets in common stocks with
Investment         Comstock Fund                 income                  the potential for capital growth and income. May invest  up
Management LLC/Van                                                       to 25% of total assets in foreign securities.
Kampen Asset
Management
                   AZL Van Kampen   Specialty    Highest possible income Invests at least 65% of its total assets in income-
                   Equity and                    consistent with safety  producing equity securities and also invests in investment
                   Income Fund                   of principal with long- grade quality debt securities. May invest up to 25% ot term growth of capital  total assets in foreign securities, including emerging
                                                 as an important         market securities.
                                                 secondary objective
                   AZL Van Kampen International  Long term capital       Invests primarily in a portfolio of equity securities of
                   Global             Equity     appreciation            issuers located throughout the world that it believes have,
                   Franchise Fund                                        among other things, resilient business franchises and
                                                                         growth potential. Normally invests at least 65% of total
                                                                         assets in securities of issuers from at least three
                                                                         different countries, which may include the U.S.
                   AZL Van Kampen   Specialty    Income and capital      Invests at least 80% of assets in equity securities of
                   Global Real                   appreciation            companies in the real estate industry located throughout
                   Estate Fund                                           the world, including real estate investment trusts and real estate operating companies established outside the U.S.
                   AZL Van Kampen  Large Value   Income and long-term    Invests at least 65% of total assets in income-producing
                   Growth and                    growth of capital       equity securities, including common stocks and convertible
                   Income Fund                                           securities; also in non-convertible preferred stocks and
                                                                         debt securities rated "investment grade." May invest  up to
                                                                         25% of total assets in foreign securities, including
                                                                         emerging market securities.
                   AZL Van Kampen    Mid Cap     Capital growth          At least 80% of net assets in common stocks and other
                   Mid Cap Growth                                        equity securities of mid capitalization growth companies.
                   Fund



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.


SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
CONTRACTS WITH THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09) WILL BE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS WHILE THE BENEFIT IS IN EFFECT. For more information, please see section 11.a, The Target Date 10 Benefit (5.09) and section 11.b, The Lifetime Plus Benefits (5.09); see also Appendix D.

You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09).
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Options are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity
  Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity
  Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments. In addition, transfers of Contract Value between Investment Options will not change how we rebalance your Contract Value on each Quarterly Anniversary if your Contract includes the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09). Under these optional benefits, in order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in section 11.a, The Target Date 10 Benefit (5.09), and section 11.b, The Lifetime Plus Benefits (5.09); see also Appendix D.)

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit




 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o Increased brokerage and administrative expenses.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Options.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The DCA program may not be available in your state.

The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. If your Contract includes one of the Lifetime Plus Benefits (5.09) the DCA program is not available while you are receiving Lifetime Plus Payments. However, if you terminate your selected Lifetime Plus Benefit (5.09), the DCA program will again be available to you. You can elect either the six or 12 month program by properly completing the DCA form provided by us, and we will process your participation request after it is received in good order at our Service Center.

If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. Keep in mind that if your Contract includes the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09) that, while your benefit is in effect, your allocation instructions must comply with the restrictions that are set out in section 11.a, The Target Date 10 Benefit (5.09) and Appendix D; or section 11.b, The Lifetime Plus Benefits (5.09). We will invest amounts that you allocate to the DCA Money Market Account in the AZL Money Market Fund. The DCA Money Market Account is subject to the same risks, fees and charges of the AZL Money Market Fund and will earn the same returns. Information on the AZL Money Market Fund can be found in section 4, Investment Options; Appendix A - Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your registered representative or us by calling the toll free number at the back of this prospectus.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. If we do not process your program participation request before the first day of the month, then the first DCA transfer will not occur until the tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.

Your participation in the program will end when any of the following occurs:
o the DCA program period (which is either six or 12 months) ends;
o you begin receiving Lifetime Plus Payments (on the Benefit Date) if your Contract includes one of the Lifetime Plus Benefits (5.09);
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); and
o your Contract terminates.

If you choose to terminate your participation in the DCA program, or you terminate your program by beginning to receive Lifetime Plus Payments, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


FLEXIBLE REBALANCING
IF YOUR CONTRACT INCLUDES THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09), THE FLEXIBLE REBALANCING PROGRAM IS NOT AVAILABLE TO YOU WHILE THE BENEFIT IS IN EFFECT. THESE BENEFITS PROVIDE THEIR OWN REBALANCING PROGRAM; SEE SECTION 11.A, THE TARGET DATE 10 BENEFIT (5.09),
SECTION 11.B, THE LIFETIME PLUS BENEFITS (5.09) AND APPENDIX D. If you were participating in the flexible rebalancing program and subsequently add one of these optional benefits to your Contract after the Issue Date, your participation in the flexible rebalancing program will end on the rider effective date. However, if you select one of these optional benefits and subsequently remove it from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.


You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement





 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.


6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. During the Accumulation Phase we assess the M&E charge against the Accumulation Unit value and during the Annuity Phase we assess it against the Annuity Unit value.


Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can






 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 combine please see section 11, Selection of Optional Benefits. NOTE: If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09).




IF YOU SELECT THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09), THE CHARGE FOR YOUR BENEFIT MAY CHANGE DURING THE TIME YOUR BENEFIT IS IN EFFECT. We will assess a rider charge as a percentage of either the Target Value or Benefit Base (depending on which benefit you select) beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010. Before this period, we will assess an additional M&E charge as a percentage of the Accumulation Unit value for your selected benefit. Under the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09), you will never be subject to both a rider charge and an M&E charge four benefit at the same time.

Each of the other optional benefits carries an additional M&E charge. The additional M&E charges listed here for the optional benefits apply to benefits that you select while this prospectus is in effect. Any benefit you add to your Contract in the future will be subject to the additional M&E charge (or rider charge) that is applicable at that time.


                                                                            MAXIMUM AND CURRENT
                                                                                 M&E CHARGE
                                                                      ACCUMULATION PHASE ANNUITY PHASE
BASE CONTRACT                                                               1.40%            1.40%
ADDITIONAL CHARGES FOR OPTIONAL BENEFITS
  QUARTERLY VALUE DEATH BENEFIT                                             0.30%             NA
  BONUS OPTION                                                              0.30%           0.30%
  SHORT WITHDRAWAL CHARGE OPTION                                            0.25%             NA
  NO WITHDRAWAL CHARGE OPTION                                               0.35%            NA
  TARGET DATE 10 BENEFIT (5.09)                                             0.55%             NA
  LIFETIME PLUS II BENEFIT (5.09) AND LIFETIME PLUS 10 BENEFIT (5.09)
     SINGLE LIFETIME PLUS PAYMENTS                                          0.95%             NA
     JOINT LIFETIME PLUS PAYMENTS                                           1.10%             NA


Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.


RIDER CHARGES
If you select the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09) we will deduct a rider charge from your Contract Value during the Accumulation Phase while your selected benefit is in effect. We calculate the rider charge daily beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010, and we deduct it for each quarter on the earlier of the next Quarterly Anniversary or when we deduct the final rider charge. The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Target Date 10 Benefit (5.09), or as a percentage of the Benefit Base under any of the Lifetime Plus Benefits (5.09). Before this period we will assess an additional M&E charge for these benefits as discussed previously in this section under "Mortality and Expense Risk (M&E) Charges." Under the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09), you will never be subject to both a rider charge and an M&E charge for your benefit at the same time.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

The rider charges listed here for these optional benefits apply to benefits that you select while this prospectus is in effect. Any of these optional benefits that you add to your Contract in the future will be subject to the rider charges (both current and maximum) that are applicable at that time. We do not assess the rider charge during the Annuity Phase.

                                                                                    RIDER CHARGE DURING THE
                                                                                       ACCUMULATION PHASE
                                                                         CURRENT RIDER CHARGE MAXIMUM RIDER CHARGE[(1)]
TARGET DATE 10 BENEFIT (5.09)                                                   0.55%                   1.00%
LIFETIME PLUS II BENEFIT (5.09) AND LIFETIME PLUS 10 BENEFIT (5.09)[(2)]
   SINGLE LIFETIME PLUS PAYMENTS                                                0.95%                   2.00%
   JOINT LIFETIME PLUS PAYMENTS                                                 1.10%                   2.20%


(1)We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect subject to the maximum charge that we set on the rider effective date. If we increase the rider charge for your selected benefit we will notify you in writing and we will allow you to terminate your benefit instead of accepting the increase to the rider charge.
(2)You select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to single Lifetime Plus Payments by removing a Covered Person. You can make this change only once. If we approve your request, we will change the rider charge for this benefit to equal the rider charge for single Lifetime Plus Payments that is in effect as of the Contract Anniversary (or Benefit Anniversary, as applicable) after your request is received in good order at our Service Center, if that amount differs from the current rider charge for your selected benefit.

Changes to the Target Value or the Benefit Base will change the amount we deduct from your Contract for the rider charge. For example, assume you have the Lifetime Plus 10 Benefit (5.09) and receive an annual payment increase to your Lifetime Plus Payment due to an increase in your Contract Value. This will also increase your Benefit Base which will cause an increase in the amount of your daily rider charge. Similarly, an Excess Withdrawal will decrease both your Benefit Base and the amount of your daily rider charge. For more information please see the examples in Appendix J.

The deduction of the rider charge will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege or any of the guaranteed values available under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). When we assess the rider charge we deduct it proportionately from the Investment Options as set out in your Contract. The rider charge compensates us for the expenses and risks associated with the guarantees provided under the optional benefits. If the rider charge is sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

We will deduct the final rider charge on the earlier of the Business Day your selected benefit terminates or the Business Day your Contract Value is reduced to zero. However, if your Contract Value is less than the rider charge on any Quarterly Anniversary that we are to deduct the rider charge, we will deduct your entire remaining Contract Value to cover the rider charge, reduce your Contract Value to zero and send you any remaining Cumulative Withdrawal Value (if applicable). We will not assess a final rider charge if your Contract Value is exhausted due to a Lifetime Plus Payment, Cumulative Withdrawal, or the deduction of any other Contract expense or fee. If your benefit terminates due to death, we deduct the final rider charge from the Contract Value before calculating the death benefit.


For more information please see the examples in Appendix H.

CONTRACT MAINTENANCE CHARGE
We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is






 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge.


You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance or rider charges, Annuity Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments or Cumulative Withdrawals. (For more information, see section 11.b, The Lifetime Plus Benefits (5.09) and the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.)

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF THE CONTRACT MAINTENANCE OR RIDER CHARGE. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments and Cumulative Withdrawals taken under one of the Lifetime Plus Benefits (5.09); withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information please see the examples in Appendix I.

NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington the Withdrawal Charge Basis is equal to the total Purchase Payments, less any withdrawals from the Contract (including any withdrawal charges).


For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

4.Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

                                                                                   WITHDRAWAL CHARGE AMOUNT
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  BASE CONTRACT   CONTRACT      CONTRACT WITH THE       CONTRACT WITH THE
                         PAYMENT                               CHARGE      WITH THE   SHORT WITHDRAWAL CHARGE  NO WITHDRAWAL CHARGE
                                                                             BONUS             OPTION                 OPTION
                                                                            OPTION*
                            0                                   8.5%         8.5%               8.5%                    0%
                            1                                   8.5%         8.5%               7.5%                    0%
                            2                                   7.5%         8.5%               5.5%                    0%
                            3                                   6.5%          8%                 3%                     0%
                            4                                    5%           7%                 0%                     0%
                            5                                    4%           6%                 0%                     0%
                            6                                    3%           5%                 0%                     0%
                            7                                    0%           4%                 0%                     0%
                            8                                    0%           3%                 0%                     0%
                     9 years or more                             0%           0%                 0%                     0%

* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
  time periods referenced above.

There is no charge under the following circumstances:
o for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,
o for a Contract with the Bonus Option, when you withdraw a Purchase
  Payment that we have had for nine complete years,
o for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or
o if you have a Contract with the No Withdrawal Charge Option.
For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (or Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE FREE WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:

$30,000 x 0.925 = $27,750.


  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:

$12,250 {divide} 0.915 = $13,388


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09), there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.


INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of Lifetime Plus Payments, see section 11.b, The Lifetime Plus Benefits (5.09).

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.
o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA contracts are not currently available under this Contract. However, that may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.


PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035





 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, Lifetime Plus Payments, and/or Cumulative Withdrawals before your Contract Value is reduced to zero, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments on or after your Contract Value has been reduced to zero).

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments, Cumulative Withdrawals and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments and if you take any Cumulative Withdrawals, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.


NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by taking Lifetime Plus Payments and/or Cumulative Withdrawals;
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.


When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.


See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options as long as your Contract does NOT include the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09). You cannot take a partial withdrawal from specific Investment Options if you selected one of these optional benefits.

* These limitations do not apply to Lifetime Plus Payments, Cumulative Withdrawals, systematic withdrawals, or required minimum distributions.

If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 11.c, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).


Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay the contract maintenance or rider charges do not reduce the Withdrawal Charge Basis,* but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments and Cumulative Withdrawals under one of the Lifetime Plus Benefits (5.09); withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix I.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE
o You purchase a Contract with the Bonus Option and make an initial
  Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 11.c, Other Optional Benefits - Bonus Option).

  Calculating the total withdrawal charge:
  Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
  = $50,000 - $12,000 =..........................................$ 38,000.00
  Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085
     ={divide} 0.915........................................................
  Total amount withdrawn that is subject to a withdrawal charge...$41,530.05 Total withdrawal charge (amount withdrawn minus the amount requested) =
     $41,530.05 - $38,000.00 =....................................$ 3,530.05
  Reducing the Contract Value:
  Contract Value on the day of (but before) the partial
     withdrawal$110,600.00..................................................
  Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
  = $50,000.00 + $3,530.05 =.....................................- 53,530.05
  Contract Value after the partial withdrawal....................$ 57,069.95
  Reducing the unvested bonus:
  Amount of the unvested bonus....................................$ 6,000.00
  Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege,
  divided by the Contract Value on the day of (but before the partial withdrawal)
  = ($53,530.05 - $12,000) / $110,600 =..............................x 0.380
  Reduction in the unvested bonus due to the partial withdrawal (0.38 x
     $6,000).........................................................$ 2,280
  Unvested bonus after the partial withdrawal = $6,000 - $2,280 =....$ 3,720


FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as RMD payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE, OR AFTER YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS (5.09) (IF APPLICABLE). HOWEVER, LIFETIME PLUS PAYMENTS ARE NOT SUBJECT TO A WITHDRAWAL CHARGE. EXCESS WITHDRAWALS (INCLUDING A FULL WITHDRAWAL OF THE CONTRACT VALUE) ARE AVAILABLE WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS, HOWEVER, THEY ARE SUBJECT TO A WITHDRAWAL CHARGE AS SET OUT IN SECTION 6, EXPENSES - WITHDRAWAL CHARGE. IF YOU TERMINATE ONE OF THE LIFETIME PLUS BENEFITS (5.09), THE FREE WITHDRAWAL PRIVILEGE WILL AGAIN BE AVAILABLE TO YOU.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*



* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

THE WAIVER VARIES FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the "Free Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.


ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND BEGIN RECEIVING LIFETIME PLUS PAYMENTS UNDER ONE OF THE LIFETIME PLUS BENEFITS (5.09) AT THE SAME TIME. HOWEVER, IF YOU TERMINATE ONE OF THE LIFETIME PLUS BENEFITS (5.09), THE SYSTEMATIC WITHDRAWAL PROGRAM WILL AGAIN BE AVAILABLE TO YOU.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals, Lifetime Plus Payments, and/or Cumulative Withdrawals for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.


9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.


10.DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit, please see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.


TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If your Contract includes the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09), we will deduct the final rider charge from the Contract Value before making this determination.
2.The Traditional Death Benefit value, which is the total of all Purchase
  Payments received, reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals, and Excess Withdrawals but do not include amounts withdrawn for the contract maintenance or rider charges.


NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS (5.09): If you begin receiving Lifetime Plus Payments, then, beginning on the Benefit Date and until the rider termination date:
o the Traditional Death Benefit value will not increase because you cannot make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make, any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge), and the deduction of the rider charge.

ANY AMOUNTS WITHDRAWN OR ANNUITIZED MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.


We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $130,000
2)The Traditional Death Benefit value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       ............................................................$  87,500
Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $130,000 Contract Value.


THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Traditional Death Benefit value and Contract
  Value are both zero.
o Contract termination.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes one of the Lifetime Plus Benefits (5.09) and you selected:
  - single Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate; or
  - joint Lifetime Plus Payments the benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Owner's spouse continues the Contract. If the surviving spouse continues the Contract and we have already begun making Lifetime Plus Payments, then joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive and any Cumulative Withdrawal Value will continue to be available.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.




* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes one of the Lifetime Plus Benefits (5.09) and you selected:


  - single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Joint Owners were spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse who is also the Joint Owner is the Covered Person and they elect to continue the Contract;** or
  - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse who is also the Joint Owner continues the Contract.**


      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.




* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

**If the surviving spouse who is also the Joint Owner is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under one of the Lifetime Plus Benefits (5.09), the benefit (including any Cumulative Withdrawal Value) will terminate. If you selected joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the deceased Annuitant's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit.


o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.**


o If the Contract includes one of the Lifetime Plus Benefits (5.09) and you selected:
  - single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit (including any Cumulative Withdrawal Value) will terminate;
  - single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit (including any Cumulative Withdrawal Value) will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse is also the Covered Person and they elect to continue the Contract;*** or
  - joint Lifetime Plus Payments, the benefit (including any Cumulative Withdrawal Value) will terminate unless the surviving spouse continues the Contract.***

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.





* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.
***If the surviving spouse is a Covered Person and they continue the Contract after we have begun making Lifetime Plus Payments, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse and any Cumulative Withdrawal Value will continue to be available.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.




DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the Lifetime Plus Benefits (5.09), which can only continue if the surviving spouse is also a Covered Person. For more information, please see the discussion of benefit termination in section 11.b, The Lifetime Plus Benefits (5.09). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

11.SELECTION OF OPTIONAL BENEFITS
OPTIONAL BENEFIT OVERVIEW
o QUARTERLY VALUE DEATH BENEFIT. This benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit that is available under the Base Contract, but they may be equal.
o BONUS OPTION. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner's 81st birthday, subject to a three-year vesting schedule. The bonus may be more than offset by the additional M&E charge and longer withdrawal charge schedule associated with it, and it is not included in any guaranteed values that are based on Purchase Payments.
o SHORT WITHDRAWAL CHARGE OPTION. This benefit shortens the withdrawal charge period from seven to four years. It may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh years after you make a Purchase Payment.
o NO WITHDRAWAL CHARGE OPTION. This benefit eliminates the withdrawal charge altogether. This benefit requires a higher initial Purchase Payment and the selection of the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09). It may not be appropriate if you do not intend to take a withdrawal during the first four years after you make a Purchase Payment.


o TARGET DATE RETIREMENT BENEFIT. This benefit is no longer available. Please see Appendix K for information on the features and expenses of this benefit.


o TARGET DATE 10 BENEFIT (5.09). This benefit is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point (the Target Value Date) during the Accumulation Phase. This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may still be subject to a withdrawal charge. The earliest available Target Value Date is ten years after you select the benefit. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit. We will also restrict your flexibility in allocating Contract Value among the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. The Target Date 10 Benefit (5.09) does not provide any guarantee to your Contract Value before the Target Value Date and does not lock in any gains that occur between anniversaries.


o LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT. These benefits are no longer available. Please see Appendix K for information on the features and expenses of these benefits.


o LIFETIME PLUS II BENEFIT (5.09) AND LIFETIME PLUS 10 BENEFIT (5.09).
  These benefits are designed for those who want lifetime income (called Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit. The Lifetime Plus II Benefit (5.09) offers the ability to begin payments before age 65 and has potentially lower charges than the Lifetime Plus 10 Benefit (5.09). The Lifetime Plus 10 Benefit (5.09) offers the maximum potential initial Lifetime Plus Payment but you must wait to begin payments until age 65. If you select one of these benefits, we will restrict your ability to make allocations to, and transfers between, the Investment Options. Variable Annuity Payments are not subject to these restrictions. These benefits do not guarantee the performance of any Investment Option. To begin Lifetime Plus Payments you must meet certain age requirements. IF YOU DO NOT BEGIN RECEIVING LIFETIME PLUS PAYMENTS DURING THIS ELIGIBILITY PERIOD, YOUR BENEFIT WILL TERMINATE AND YOU WILL HAVE INCURRED HIGHER CONTRACT CHARGES WITHOUT RECEIVING ANY ADVANTAGE FROM YOUR SELECTED BENEFIT. Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

SOME OR ALL OF THE OPTIONAL BENEFITS MAY NOT BE AVAILABLE TO YOU; CHECK WITH YOUR REGISTERED REPRESENTATIVE. For more information on the differences between the Target Date 10 Benefit (5.09) and the Lifetime Plus Benefits (5.09), please see the discussion "Choosing Between the Target Date 10 Benefit (5.09) and the Lifetime Plus Benefits (5.09)" later in this section.

EACH OF THE OPTIONAL BENEFITS CARRIES AN ADDITIONAL M&E AND/OR RIDER CHARGE, AS APPLICABLE. The Bonus Option also has a longer withdrawal charge schedule. For more information please see the Fee Tables and section 6, Expenses.

The Quarterly Value Death Benefit is available for selection at issue. It is available with all other optional benefits, but once you select this benefit you cannot remove it from your Contract. The additional M&E charge associated with the Quarterly Value Death Benefit will continue until the benefit terminates.

You can select ONLY ONE of the three following optional benefits at issue:
Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. Once you select one of these three optional benefits, you cannot remove it from your Contract. The additional M&E charge associated with the Short Withdrawal Charge and the No Withdrawal Charge Option will continue until the earlier of the termination of the benefit, or your Contract Value is reduced to zero. The additional M&E charge associated with the Bonus Option will continue until your Contract terminates.


You can also select ONLY ONE of the following optional benefits either at issue or on a Contract Anniversary: Target Date 10 Benefit (5.09), Lifetime Plus II Benefit (5.09), or Lifetime Plus 10 Benefit (5.09). However, if you select the No Withdrawal Charge Option you MUST also select ONE of these three benefits at issue and you can only remove it if we increase the rider charge or if you can simultaneously replace it as discussed later in this section. The Target Date 10 Benefit (5.09) is available once before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Lifetime Plus II Benefit (5.09), and Lifetime Plus 10 Benefit (5.09) are available once before the older Covered Person's 81st birthday. However, you cannot exercise the Lifetime Plus II Benefit (5.09) if any Covered Person is younger than age 50 or age 91 or older, and you cannot exercise the Lifetime Plus 10 Benefit (5.09) if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS II BENEFIT (5.09) IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT (5.09) IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you select the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09), you may be subject to an additional M&E charge and subsequently a rider charge for your selected benefit, but not both at the same time. We will assess a rider charge for your selected benefit beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010, but before this period we will assess an additional M&E charge.


Under the Lifetime Plus Benefits (5.09), you select either single or joint Lifetime Plus Payments at the time you select the benefit. However, you can later change joint Lifetime Plus Payments to single Lifetime Plus Payments by removing a Covered Person. You can make this change only once. If we approve your request, we will change the rider charge for your selected benefit to equal the rider charge for single Lifetime Plus Payments that is in effect as of the Contract Anniversary (or Benefit Anniversary, as applicable) after we receive your request in good order at our Service Center, only if that amount differs from the current rider charge for your selected benefit.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

REPLACING THE OPTIONAL BENEFITS
You can also remove one of the Target Date Retirements Benefits or Lifetime Plus Benefits, subject to certain restrictions. If you remove one of these optional benefits you may be able to make a ONE TIME REPLACEMENT as follows.
FOR CONTRACTS ISSUED BEFORE SEPTEMBER 22, 2008
o Replace the Target Date Retirement Benefit with the Lifetime Plus II
  Benefit (5.09).
o Replace either the Lifetime Plus Benefit or Lifetime Plus II Benefit with the Target Date 10 Benefit (5.09).

FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 22, 2008
o Replace one of the previously available Target Date Benefits (the Target Date Retirement Benefit or Target Date 10 Benefit) with either the Lifetime Plus II Benefit (5.09) or the Lifetime Plus 10 Benefit (5.09)).
o Replace one of the previously available Lifetime Plus Benefits (the
  Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit) with the Target Date 10 Benefit (5.09).
o Replace the Target Date 10 Benefit (5.09) with either the Lifetime Plus
  II Benefit (5.09) or the Lifetime Plus 10 Benefit (5.09).
o Replace either the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) with the Target Date 10 Benefit (5.09).


SPECIAL ONE TIME REPLACEMENT FOR CONTRACTS ISSUED BEFORE SEPTEMBER 22, 2008


o During the period beginning on April 27, 2009 and ending on November 30, 2009, you can replace the Lifetime Plus Benefit or Lifetime Plus II Benefit with the Lifetime Plus 10 Benefit (5.09). This replacement is available on the Contract Anniversary that occurs during this period.

THESE ARE THE ONLY REPLACEMENTS WE ALLOW FOR THESE OPTIONAL BENEFITS. Replacements include both the simultaneous removal and addition of benefits on one anniversary, as well as removing one benefit on an anniversary and adding another benefit on a future anniversary. In addition, if you select the No Withdrawal Charge Option, you can only remove one of the Target Date Benefits or Lifetime Plus Benefits if we increase the rider charge or if you can simultaneously replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. IN ADDITION, YOU CANNOT REPLACE ANY OF THE LIFETIME PLUS BENEFITS AFTER LIFETIME PLUS PAYMENTS HAVE BEGUN.

CHOOSING BETWEEN THE TARGET DATE 10 BENEFIT (5.09) AND THE
LIFETIME PLUS BENEFITS (5.09)
The following table outlines the primary differences between the Target Date 10 Benefit (5.09) and the Lifetime Plus Benefits (5.09). The Target Date 10 Benefit (5.09) provides a future guarantee on Contract Value that you can walk away with, but has restrictions on how you can invest your money. The Lifetime Plus Benefits (5.09) provide lifetime income and continued access to both Contract Value and a death benefit for a period of time, and also have restrictions on how you can invest your money. However, the restrictions on investments under the Target Date 10 Benefit (5.09) will change over time as compared to the restrictions under the Lifetime Plus Benefits (5.09). The charges for the Lifetime Plus Benefits (5.09) are also higher than the charge for the Target Date 10 Benefit (5.09).





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                PRIMARY DIFFERENCES BETWEEN THE TARGET DATE 10 BENEFIT (5.09) AND THE LIFETIME PLUS BENEFITS (5.09)
              TARGET DATE            LIFETIME PLUS II BENEFIT (5.09)                      LIFETIME PLUS 10 BENEFIT (5.09)
              10 BENEFIT
                (5.09)
BENEFIT'S    A future      Lifetime income with access to both Contract Value   Same as the Lifetime Plus II Benefit (5.09).
FEATURE      guarantee of  and a death benefit.
             Contract
             Value.
PERSON ON    The Owner.    The Covered Person(s), who must either be Owners,    Same as the Lifetime Plus II Benefit (5.09).
WHOM WE BASE               Annuitant or Beneficiaries.
THE BENEFIT
RIDER        0.55% of the  0.95% of the Benefit Base for single Lifetime Plus   Same as the Lifetime Plus II Benefit (5.09).
CHARGE* FOR  Target Value, Payments, and 1.10% for joint Lifetime Plus
THE BENEFIT  which is less Payments.
             than the
             charge for
             either of the
             Lifetime Plus
             Benefits
             (5.09).
CAN THE      Yes, on each  Same as the Target Date 10 Benefit (5.09).           Same as the Target Date 10 Benefit (5.09).
RIDER CHARGE Quarterly
INCREASE?    Anniversary.
INVESTMENT   Yes, and the  Yes, but the restrictions are set when the benefit   Same as the Lifetime Plus II Benefit (5.09).
OPTION       restrictions  is added to the Contract and they will not change
ALLOCATION   will change   over time.
AND TRANSFER over time.
RESTRICTIONS
WAITING      Minimum of    None if minimum age for exercising is met at the     None if minimum age for exercising is met at the
PERIOD       ten years.    time you select the benefit (must be at least age    time you select the benefit (must be at least age
                           50, and cannot be age 91 or older).                  65, and cannot be age 91 or older).
MANDATORY    Yes.          No. If payments do not begin during the eligibility  Same as the Lifetime Plus II Benefit (5.09).
BEGINNING                  period the benefit will terminate.
DATE
GUARANTEED   The highest   We base the initial Lifetime Plus Payment on the     We base the initial Lifetime Plus Payment on the
VALUES USED  annual        greater of the highest quarterly Contract Value, or  greater of the highest quarterly Contract Value, or
TO DETERMINE Contract      a 5% compound annual increase applied to Purchase    a 2.5% SIMPLE QUARTERLY INTEREST applied to Purchase
THE          Value, which  Payments (subject to a cap of twice Purchase         Payments for a period of up to 20 years. The
BENEFIT'S    is less than  Payments). We automatically  reset the portion of    interest period is potentially much longer than what
FEATURES     what is       the guarantee based on the compounded increase to    is available under the Lifetime Plus II Benefit
             potentially   equal the Contract Value if that will provide a      (5.09). Resets of the portion of the guarantee based
             available     larger potential guarantee. Resets do not eliminate  on simple interest are automatic and eliminate all
             under any of  any previous compounded increase based guarantees.   previous simple interest based guarantees.
             the Lifetime  Also the maximum Lifetime Plus Payment percentage is
             Plus Benefits greater than the percentage available under the
             (5.09).       Lifetime Plus 10 Benefit (5.09).


* We will asses the rider charge beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010. Before this period, we will assess an additional M&E charge against the Accumulation Unit value for your selected benefit. For more information, see the Fee Tables and Section 6, Expenses.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

11.a THE TARGET DATE 10 BENEFIT (5.09)
Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date 10 Benefit (5.09) is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase that you select (the Target Value Date). This type of feature is sometimes called a "walk away benefit," meaning that once you reach the Target Value Date, the entire guaranteed amount is available to you with no restriction in regard to how much or how fast you can take withdrawals. However, withdrawals may be subject to a withdrawal charge.

If you select the Target Date 10 Benefit (5.09) you may be subject to an additional M&E charge and subsequently a rider charge, but not both at the same time. We will assess a rider charge for your selected benefit beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010, but before this period we will assess an additional M&E charge. We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary. We calculate these charges as discussed under the "Mortality and Expense Risk (M&E) Charges" and "Rider Charges" in section 6, Expenses. If you select the Target Date 10 Benefit (5.09), we will restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options. If you select the Target Date 10 Benefit (5.09), you can only make additional Purchase Payments to the Contract for the first three years after you select the benefit.


You can select the Target Date 10 Benefit (5.09) subject to certain age restrictions either at Contract issue or on a subsequent Contract Anniversary. You can also later remove it from your Contract. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove the Target Date 10 Benefit (5.09) if we are increasing the rider charge or if you can simultaneously replace it with one of the Lifetime Plus Benefits (5.09). If you remove the Target Date 10 Benefit (5.09) you cannot reselect it in the future.


YOU HAVE LIMITED PROTECTION UNDER THE TARGET DATE 10 BENEFIT (5.09) UNLESS YOU HOLD THE CONTRACT UNTIL THE INITIAL TARGET VALUE DATE. IF YOU THINK THAT YOU MAY DO ANY OF THE FOLLOWING BEFORE THE INITIAL TARGET VALUE DATE YOU SHOULD CONSIDER WHETHER SELECTING THE TARGET DATE 10 BENEFIT (5.09) IS IN YOUR BEST INTEREST:
REMOVE THE TARGET DATE 10 BENEFIT (5.09) FROM YOUR CONTRACT, TERMINATE THE CONTRACT, OR TAKE A FULL ANNUITIZATION.

The Target Date 10 Benefit (5.09) guarantees that, beginning on your Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is ten years after you select the benefit and the latest available initial date is the Contract Anniversary before the older Owner's 91st birthday. For example, assume you purchase a Contract, select the Target Date 10 Benefit (5.09) with the earliest available Target Value Date, make one initial payment, and take no withdrawals. Then, on the tenth Contract Anniversary the Target Date 10 Benefit (5.09) guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the tenth Contract Anniversary. HOWEVER, THE TARGET DATE 10 BENEFIT (5.09) DOES NOT PROVIDE ANY GUARANTEE TO YOUR CONTRACT VALUE BEFORE THE TARGET VALUE DATE AND IT DOES NOT LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.


ADDING THE TARGET DATE 10 BENEFIT (5.09) TO YOUR CONTRACT
If the Target Date 10 Benefit (5.09) is available, you can select it at Contract issue or on a Contract Anniversary one time before the older Owner's 81st birthday. If the Contract is owned by a non-individual, we base the availability of the benefit on the age of the Annuitant. YOU CANNOT ADD THE TARGET DATE 10 BENEFIT (5.09) TO A CONTRACT AFTER THE OLDER OWNER REACHES AGE 81 (OR AFTER THE ANNUITANT REACHES AGE 81 IF THE CONTRACT IS OWNED BY A NON-INDIVIDUAL). YOU ALSO CANNOT ADD THE TARGET DATE 10 BENEFIT (5.09) TO YOUR CONTRACT AND HAVE ANY VERSION OF ANY OF THE LIFETIME PLUS BENEFITS AT THE SAME TIME. If you previously had one of the Lifetime Plus Benefits but you removed it from your Contract, you can only add the Target Date 10 Benefit (5.09) if you can meet the replacement requirements set out in section 11, Selection of Optional Benefits.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If you do not select the Target Date 10 Benefit (5.09) at Contract issue, you may be able to select it later if it is still available by completing the appropriate form. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000, or $25,000 if you also selected the No Withdrawal Charge Option. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider this reallocation of your Contract Value to be a "good order" issue. We will process your request to add the Target Date 10 Benefit (5.09) on the Contract Anniversary that occurs after we receive your request in good order at our Service Center and the rider effective date will be that Contract Anniversary. If you add the Target Date 10 Benefit (5.09) to your Contract after the Issue Date, then on the rider effective date, we will increase the Contract charge to include the amount of the additional M&E charge or rider charge for the Target Date 10 Benefit (5.09) depending on which charge is in effect at that time. If we are currently assessing an additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select the Target Date 10 Benefit (5.09), the additional charge associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.

IF YOU SELECT THE TARGET DATE 10 BENEFIT (5.09), YOU CAN ONLY MAKE ADDITIONAL PURCHASE PAYMENTS AND PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN FOR THREE YEARS AFTER THE RIDER EFFECTIVE DATE. In addition, the flexible rebalancing program will not be available to you during the period that the Target Date 10 Benefit (5.09) is part of your Contract. However, if you remove the Target Date 10 Benefit (5.09) from your Contract, these restrictions will no longer apply on or after the rider termination date.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under the Target Date 10 Benefit (5.09).


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Target Date 10 Benefit (5.09) has a ten-day right-to-examine period. If you change your mind about the Target Date 10 Benefit (5.09), you can remove it from your Contract within ten days after receiving the rider. If you remove the benefit from your Contract, we will treat it as if we had never issued it; however, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option and you remove the Target Date 10 Benefit (5.09) from your Contract, you must replace it with one of the Lifetime Plus Benefits (5.09). If you do not make this replacement we will cancel your Contract.

NOTE FOR CONTRACTS ISSUED IN MASSACHUSETTS: The Target Date 10 Benefit (5.09) is only available at the time you purchase your Contract; you cannot add this benefit to your Contract after the Issue Date.


REMOVING THE TARGET DATE 10 BENEFIT (5.09) FROM YOUR CONTRACT
Once you select the Target Date 10 Benefit (5.09), you can remove it from your Contract. If you remove the Target Date 10 Benefit (5.09) from your Contract, it will not be available for future selection. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove the Target Date 10 Benefit (5.09) from your Contract if we increase the rider charge on a Quarterly Anniversary or if you can simultaneously replace it with one of the Lifetime Plus Benefits (5.09), as discussed in section 11, Selection of Optional Benefits.

You can request the removal of the Target Date 10 Benefit (5.09) by completing the appropriate form. If you are removing this benefit because we are increasing the rider charge on a Quarterly Anniversary, we must receive this form within 30 days of the date of the letter notifying you of the charge increase in order to remove the benefit on the Quarterly Anniversary that the increase is scheduled to take effect. If you are removing this benefit for any other reason, we must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that Contract Anniversary. We will process your request on the Contract Anniversary (or Quarterly Anniversary if we are increasing the rider charge) that occurs immediately after we receive your request in good order at our Service Center. The rider termination date will be the Contract Anniversary* (or Quarterly Anniversary* if we are increasing the rider charge) that we remove this benefit from your Contract. If you remove the Target Date 10 Benefit (5.09) from your Contract, we will no longer assess the rider charge associated with it as of the rider termination date.


* If the Contract Anniversary or Quarterly Anniversary does not occur on a Business Day, we will process your request to remove this benefit on the next Business Day.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

THE TARGET VALUE DATE
We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You select the initial Target Value Date when you add the Target Date 10 Benefit (5.09) to your Contract. The earliest initial Target Value Date you can select is ten Contract Years after the rider effective date and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner's 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant's 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while the Target Date 10 Benefit (5.09) is in effect. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day.

On any Contract Anniversary before the older Owner's 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value on that anniversary. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant's 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least ten Contract Years after we process your request for the reset and the latest Target Value Date is the Contract Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.

Once we apply a credit to your Contract Value under the Target Date 10 Benefit (5.09), the credit becomes part of your Contract Value and is available for immediate withdrawal. Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. We will apply the credit to your Contract before we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses - Withdrawal Charge.


CALCULATING THE TARGET VALUE
We only calculate the Target Value while the Target Date 10 Benefit (5.09) is in effect. If you select the Target Date 10 Benefit (5.09) at Contract issue, the Target Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Contract Anniversary. If you select the Target Date 10 Benefit (5.09) after issue, the Target Value is the highest Contract Value on the rider effective date or on any subsequent Contract Anniversary. We adjust the Target Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. Additional Purchase Payments will increase the Target Value on a dollar for dollar basis, but partial withdrawals and Partial Annuitizations will decrease the Target Value proportionately based on the percentage of Contract Value withdrawn (including withdrawal charges) or annuitized. If your Contract Value is less than the Target Value on any Target Value Date, we will apply a credit your Contract Value to equal the Target Value. For more details and examples of how we calculate the Target Value, please see Appendix C.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS WILL APPLY ONLY TO CONTRACTS WITH THE TARGET DATE 10 BENEFIT (5.09) WHILE THE BENEFIT IS IN EFFECT. BY SELECTING THIS BENEFIT, YOU ARE CONSENTING TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Target Date 10 Benefit (5.09), and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit. For more information on the Investment Option groups and the restrictions on allocations to these groups, please see Tables 1, 2 and 3 in Appendix D - Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing.

We limit the amount of Contract Value you can allocate to the Investment Options in Group A to a maximum of between 30% and 5%, and we limit the amount of Contract Value you can allocate to the Investment Options in the combined




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Groups A, B and X to a maximum of between 95% and 35%. We require you to allocate a minimum of between 5% and 65% of your Contract Value to the Investment Options in Group Y. The minimum and maximum you can allocate to the groups depends on the number of years until the initial Target Value Date and the Contract Value as a percentage of Target Value.


The maximums decrease and the minimum increases as the number of years until the initial Target Value Date decreases and as the comparison of Contract Value as a percentage of Target Value decreases. However, we limit the amount by which the maximums can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR. IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER CHANGES TO THE ALLOCATION OF YOUR CONTRACT VALUE TO THE INVESTMENT OPTIONS OVER TIME AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. Once we reduce the maximum amount of Contract Value we allow in Group A, or in the combined Groups A, B and X, it will never increase unless you are able to reset the initial Target Value Date AND the new maximum allowable allocation is greater than your current required allocation.


On each Quarterly Anniversary, we automatically rebalance the amount of Contract Value in each of the Investment Options as discussed in Appendix D. Quarterly rebalancing will continue until the termination of the Target Date 10 Benefit (5.09). This rebalancing applies to all of your selected Investment Options, and not just the ones that are in Groups A, B or X. On each Quarterly Anniversary we will return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments if these instructions comply with the current maximum allowable allocation for Contract Value in Group A, and the combined Groups A, B and X. However, if your most recent allocation instructions for future Purchase Payments do not meet these maximum limitations, we will rebalance your Contract Value according to the required allocations as described in Appendix D. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.


If you add the Target Date 10 Benefit (5.09) to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with the maximum allowable allocations. We will not allow you to add the Target Date 10 Benefit (5.09) to your Contract until you have reallocated your Contract Value to comply with the maximum allowable allocations. We will only allow you to make transfers to and from the Investment Option groups as long as you do not exceed the current maximum allowable allocations. However, transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations; however, if they do not comply, we will instead allocate any additional Purchase Payments according to the current required allocation for each Investment Option that we established on the most recent Quarterly Anniversary. (For more information, please see Appendix D.) THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN THE TARGET DATE 10 BENEFIT (5.09) TERMINATES.

We will not move any of the Investment Options currently available under the Contract from one group to another, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

TERMINATION OF THE TARGET DATE 10 BENEFIT (5.09)
The Target Date 10 Benefit (5.09) will terminate upon the earliest of the following.
o The Business Day we process your request to remove the Target Date 10
  Benefit (5.09) from the Contract (the rider termination date).
o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then the Target Date 10 Benefit (5.09) will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.


11.b THE LIFETIME PLUS BENEFITS (5.09)
The Lifetime Plus II Benefit (5.09) and Lifetime Plus 10 Benefit (5.09) are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both your Contract Value and death benefit. Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. These benefits are available with the other optional benefits as discussed in section 11, Selection of Optional Benefits.

Except as specified below, the same terms and conditions apply to the benefits available under the Lifetime Plus II Benefit (5.09) and Lifetime Plus 10 Benefit (5.09). Each of these benefits provide guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. The Lifetime Plus II Benefit (5.09) offers the ability to begin payments before age 65 and has potentially lower charges than the Lifetime Plus 10 Benefit (5.09). The Lifetime Plus 10 Benefit (5.09) offers the maximum potential initial Lifetime Plus Payment but you must wait to begin payments until age 65. Lifetime Plus Payments are payments that we initially calculate using your "Benefit Base," your "age band payment percentage," and whether you select single or joint Lifetime Plus Payments, as described in this section of the prospectus. If you select either the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) you may be subject to an additional M&E charge and subsequently a rider charge, but not both at the same time. We will assess a rider charge for your selected benefit beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010, but before this period we will assess an additional M&E charge. We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary. We calculate these charges as discussed under the "Mortality and Expense Risk (M&E) Charges" and "Rider Charges" in section 6, Expenses.


Your annual maximum Lifetime Plus Payment, once established, can increase, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Your annual maximum Lifetime Plus Payments may increase automatically each year based upon increases in your Contract Value, subject to adjustments for Excess Withdrawals. Under the Cumulative Withdrawal Benefit, you can control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at any time. For more information regarding the Cumulative Withdrawal Benefit, please see the "Lifetime Plus Payments - The Cumulative Withdrawal Benefit" discussion later in this section.

You can select the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) either at Contract issue or on a subsequent Contract Anniversary. You can select only one of the optional benefits subject to certain age restrictions and if the benefit is available. You can also remove your selected benefit before your Contract Value is reduced to zero. However, if your Contract includes the No Withdrawal Charge Option, you can only remove one of the Lifetime Plus Benefits (5.09) if we increase the rider charge or if you can simultaneously replace it with another benefit as set out in section 11, Selection of Optional Benefits. If you remove the Lifetime Plus II Benefit (5.09), or Lifetime Plus 10 Benefit (5.09), you cannot reselect it in the future. If you select one of these benefits, you can exercise it and begin receiving




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Lifetime Plus Payments at any time subject to certain restrictions. Also, if you select one of these benefits, we will restrict the Investment Options to which you can allocate money under your Contract.

If you select one of these benefits, we will ask you to choose either single Lifetime Plus Payments for the lifetime of the sole Covered Person, or joint Lifetime Plus Payments for the lifetime of both joint Covered Persons. For joint Lifetime Plus Payments, the joint Covered Persons must qualify as spouses under federal law. You declare the Covered Person(s) at the time you add the benefit to your Contract. If your Contract includes the Lifetime Plus II Benefit (5.09), on the date Lifetime Plus Payments begin (the Benefit Date), all Covered Persons must be at least age 50 and no Covered Person can be age 91 or older. If your Contract includes the Lifetime Plus 10 Benefit (5.09), on the Benefit Date all Covered Persons must be at least age 65 and no Covered Person can be age 91 or older. The earliest possible Benefit Date you can select would be the 1st or 15th of a calendar month that occurs after we issue the benefit.


THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING ONE OF THE LIFETIME PLUS BENEFITS (5.09).
o None of these benefits create Contract Value or guarantee the performance of any Investment Option.
o You can remove one of the Lifetime Plus Benefits (5.09) from your Contract provided that you do so before your Contract Value is reduced to zero. If you remove one of these benefits from your Contract you cannot reselect it but you may be able to replace it. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove one of these benefits from your Contract if we increase the rider charge or if you can simultaneously replace it with another benefit. For more details regarding the replacement of these benefits, see section 11, Selection of Optional Benefits.
o Contracts with one of the Lifetime Plus Benefits (5.09) are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.
o Under the Lifetime Plus II Benefit (5.09), you cannot begin receiving
  Lifetime Plus Payments if any Covered Person is younger than age 50 or if any Covered Person is age 91 or older. Under the Lifetime Plus 10 Benefit (5.09) you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or if any Covered Person is age 91 or older. If you do not exercise the benefit during this eligibility period, it will no longer be available and you will have incurred higher Contract charges without receiving any benefit from selecting it.
o If there are joint Covered Persons and one Covered Person dies after joint Lifetime Plus Payments have begun, any payment received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59 1/2 will be reported as a premature distribution according to the Code.
o If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. The Cumulative Withdrawal Value is the amount of all annual maximum Lifetime Plus Payments that you do not take. The Cumulative Withdrawal Value does not earn interest and does not increase or decrease due to the performance of your selected Investment Options. In addition, the Cumulative Withdrawal Value is not available to your Beneficiaries* upon death. (See the "Lifetime Plus Payments - Cumulative Withdrawal Benefit" discussion later in this section.)



* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER ONE OF THE LIFETIME PLUS BENEFITS (5.09) IS APPROPRIATE FOR YOUR SITUATION.


ADDING ONE OF THE LIFETIME PLUS BENEFITS (5.09) TO YOUR CONTRACT
If available, you can select either the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) at issue or on a Contract Anniversary, but before the older Covered Person's 81st birthday. YOU CANNOT ADD ANY OF THE LIFETIME PLUS BENEFITS (5.09) TO A CONTRACT ONCE THE OLDER COVERED PERSON REACHES AGE 81. You also cannot exercise the Lifetime Plus II Benefit (5.09) if any Covered Person is younger than age 50 or age 91 or older, and you cannot exercise the Lifetime Plus 10 Benefit (5.09) if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS II BENEFIT (5.09) IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT (5.09) IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you previously had one of the Target Date Benefits but you removed it from your Contract, you can only add one of the Lifetime Plus Benefits (5.09) if you can meet the replacement requirements set out in section 11, Selection of Optional Benefits.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If you do not select any of these benefits at Contract issue, you may be able to select one later if it is still available by completing the appropriate form. However, you cannot add any of these benefits to your Contract and have one of the Target Date Benefits at the same time. We must receive this form no later than 30 days before a Contract Anniversary in order to add the benefit on that anniversary (the rider effective date), and your Contract Value on the rider effective date must be at least $10,000, or $25,000 if you also selected the No Withdrawal Charge Option. On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We consider the reallocation of your Contract Value to comply with these restrictions to be a "good order" issue. We will process your request to add the selected benefit after the Issue Date on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs after we receive your request in good order at our Service Center and your rider effective date for your selected benefit will be that Contract Anniversary. If you add one of these benefits to your Contract after the Issue Date, then on the rider effective date, we will increase the Contract charge to include the amount of the additional M&E charge or rider charge for your selected Lifetime Plus Benefit (5.09) and payment type (single life or joint life) depending on which charge is in effect at that time. If we are currently assessing an additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the rider effective date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative. If you select one of these benefits, the additional charges associated with it will continue until the earlier of its termination, or your Contract Value is reduced to zero.


If you add any of these benefits to your Contract, the flexible rebalancing program will not be available to you during the period that the benefit is part of your Contract.


NOTE FOR CONTRACTS ISSUED IN PENNSYLVANIA: The Lifetime Plus II Benefit (5.09), and Lifetime Plus 10 Benefit (5.09) each have a ten-day right-to-examine period. If you change your mind about the benefit you selected, you can remove it from your Contract within ten days after receiving the rider. If you remove any of these benefits from your Contract, we will treat the benefit as if we had never issued it; however, none of these benefits will then be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove one of the Lifetime Plus Benefits (5.09) from your Contract if you can replace it with another benefit, as discussed in section 11, Selection of Optional Benefits. If you do not make this replacement we will cancel your Contract.

REMOVING ONE OF THE LIFETIME PLUS BENEFITS (5.09) FROM YOUR CONTRACT
Once you select the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09), you can remove it from your Contract. If you remove one of these benefits from your Contract, then none of these benefits will be available for future selection. However, we allow a special one time replacement of the previously available Lifetime Plus or Lifetime Plus II Benefit with the currently available Lifetime Plus 10 Benefit (5.09), as set out in section 11, Selection of Optional Benefits. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove one of the Lifetime Plus Benefits (5.09) from your Contract if we increase the rider charge on a Quarterly Anniversary or if or if you can simultaneously replace it with another benefit as discussed in section 11, Selection of Optional Benefits.

You can request the removal of your selected Lifetime Plus Benefit (5.09) by completing the appropriate form. If you are removing this benefit because we are increasing the rider charge on a Quarterly Anniversary, we must receive this form within 30 days of the date of the letter notifying you of the charge increase in order to remove the benefit on the Quarterly Anniversary that the increase is scheduled to take effect. If you are removing this benefit for any other reason, we must receive this form no later than 30 days before a Contract Anniversary in order to remove the benefit on that Contract Anniversary. We will process your request on the Contract Anniversary* (or Quarterly Anniversary* if we are increasing the rider charge) that occurs immediately after we receive your request in good order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the rider charge associated with it as of the rider termination date.


* If the Contract Anniversary or Quarterly Anniversary does not occur on a Business Day, we will process your request to remove this benefit on the next Business Day.

NOTE: If you terminate your selected Lifetime Plus Benefit (5.09) after Lifetime Plus Payments have begun, your Lifetime Plus Payments will stop and none of these benefits will be available for future selection.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered
  Person subject to the maximum age restriction for adding one of the Lifetime Plus Benefits (5.09) to your Contract (age 80 or younger).

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o Non-Qualified Contracts:
  -  spouses must be Joint Owners; or
  - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
  - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o Qualified Contracts:
  - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
  - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

After we issue the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09), you cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person after we issue the benefit if you selected joint Lifetime Plus Payments. YOU CAN MAKE THIS CHANGE ONLY ONCE.


Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after we receive your request in good order at our Service Center. If you remove a joint Covered Person from your Contract, we will change the rider charge for your selected benefit if this amount differs from the current rider charge on your Contract. If we are still offering your selected benefit, we will change the rider charge to equal the current rider charge for your selected benefit with single Lifetime Plus Payments that is available at the time we process your request. HOWEVER, WE GUARANTEE THAT ANY NEW RIDER CHARGE WILL NOT BE GREATER THAN THE MAXIMUM RIDER CHARGE FOR YOUR SELECTED BENEFIT WITH SINGLE LIFETIME PLUS PAYMENTS THAT WE DECLARED ON THE RIDER EFFECTIVE DATE YOUR SELECTED LIFETIME PLUS BENEFIT (5.09) WAS ADDED TO YOUR CONTRACT.


* Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your current annual maximum Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the "Lifetime Plus Payments" discussion later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until your selected Lifetime Plus Benefit (5.09) terminates. Once you declare the Covered Persons, if at any



 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.


IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS
o You can only remove your selected Lifetime Plus Benefit (5.09) from the Contract while your Contract Value is positive.
o Partial Annuitizations are no longer available.
o You cannot make additional Purchase Payments to the Contract while your benefit is in effect.
o The automatic investment plan (AIP) and the systematic withdrawal program are no longer available to you. If you are participating in one of these programs, your participation will stop on the Benefit Date and none of these programs will be available to you in the future unless you choose to terminate your benefit.
o The free withdrawal privilege is no longer available to you while your benefit is in effect. However, Lifetime Plus Payments and Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.
o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments are subject to a withdrawal charge and they will reduce both the Withdrawal Charge Basis (as set out in section 6, Expenses - Withdrawal Charge) and the Benefit Base (as discussed under "The Benefit Base" later in this section).
o Any Excess Withdrawal will reduce your annual maximum Lifetime Plus
  Payment proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. HOWEVER, IF YOU TAKE AN EXCESS WITHDRAWAL OF YOUR ENTIRE REMAINING CONTRACT VALUE, OR YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO BELOW THE ACCEPTABLE MINIMUM, YOUR PAYMENTS WILL STOP AND YOUR BENEFIT WILL TERMINATE ON THE BUSINESS DAY YOU TAKE THE EXCESS WITHDRAWAL.

o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
  -  an Owner dies and the spouse continues the Contract, or
  - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The rider charge for the Lifetime Plus II Benefit (5.09) or Lifetime
  Plus 10 Benefit (5.09) will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o We reserve the right to change the rider charge for the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) on each Quarterly Anniversary that the benefit is in effect subject to the maximum rider charge that we established on the rider effective date and as set out in your Contract.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge). For more information, please see section 10, Death Benefit
  - Traditional Death Benefit, and Appendix E - Quarterly Anniversary Value Calculation and Examples - Calculating the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal (including any withdrawal charge), and the quarterly deduction of the rider charge.
o We will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit (5.09) or the 10% Annual Increase under the Lifetime Plus 10 Benefit (5.09).




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value under any of the Lifetime Plus Benefits (5.09); the Highest Annual Increase under the Lifetime Plus II Benefit (5.09); and the 10% Annual Increase under the Lifetime Plus 10 Benefit (5.09). However, we will continue to calculate your Benefit Base and if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value available under that benefit.
o We may apply an annual payment increase to your annual maximum Lifetime
  Plus Payment on every Benefit Anniversary after Lifetime Plus Payments have begun and before the older Covered Person's 91st birthday. If you receive an annual payment increase, we will also change your Benefit Base.


o Once Lifetime Plus Payments begin, you can only terminate them while your Contract Value is positive and greater than the Cumulative Withdrawal Value.


LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in good order at our Service Center. Under the Lifetime Plus II Benefit (5.09), the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 50th birthday. Under the Lifetime Plus 10 Benefit (5.09) the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 65th birthday. Under all benefits, the last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday.


You cannot exercise the Lifetime Plus II Benefit (5.09) if any Covered Person is younger than age 50 or age 91 or older. You cannot exercise the Lifetime Plus 10 Benefit (5.09) if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, UNDER THE LIFETIME PLUS II BENEFIT (5.09), JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT (5.09) IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any explicit advantage from selecting it.

NOTE: IF YOU ADD ONE OF THE LIFETIME PLUS BENEFITS (5.09) TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE OR 10% ANNUAL INCREASE (AS APPLICABLE). Keep in mind that the Benefit Date must occur on either the 1st or the 15th of a calendar month.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual actual Lifetime Plus Payment divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise one of the Lifetime Plus Benefits (5.09) we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus II Benefit (5.09), we base the initial payment on the Benefit Base (for more information, see "The Benefit Base" discussion later in this section) and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

                   AGE BAND OF THE COVERED PERSON                     ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PERCENTAGE
(OR YOUNGER OF THE COVERED PERSONS FOR JOINT LIFETIME PLUS PAYMENTS)
                              50 to 59                                                      4%
                              60 to 69                                                      5%
                              70 to 79                                                      6%
                            80 or older                                                     7%

Under the Lifetime Plus 10 Benefit (5.09), we base the initial payment on the Benefit Base and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                   AGE BAND OF THE COVERED PERSON                     ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PERCENTAGE
(OR YOUNGER OF THE COVERED PERSONS FOR JOINT LIFETIME PLUS PAYMENTS)
                              65 to 79                                                      5%
                            80 or older                                                     6%

Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage based on the age of the Covered Person multiplied by the Contract Value is greater than the current annual maximum Lifetime Plus Payment (for more information see "Automatic Annual Payment Increases to the Lifetime Plus Payments" next in this section). These events will also change the Benefit Base as discussed later in this section. However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment.

AN EXCESS WITHDRAWAL WILL REDUCE YOUR BENEFIT BASE ON THE BUSINESS DAY WE PROCESS THE WITHDRAWAL AND IT WILL REDUCE YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN ON THE NEXT BENEFIT ANNIVERSARY AFTER THE WITHDRAWAL. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR BENEFIT TO TERMINATE.

The annual maximum Lifetime Plus Payment percentage for each age band that is listed in the tables above is set on the rider effective date and will not change during the life of the benefit. However, we may use different percentages and age bands for newly issued benefits in the future.

The initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements. If you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero. On and after the date that your Contract Value is reduced to zero, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was reduced to zero.

You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o If you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution and we will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section).



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.
o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.
o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) If on the maximum permitted Income Date you were receiving Lifetime Plus Payments, we guarantee you will receive the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the greater of Contract Value or the Cumulative Withdrawal Value (if available) under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

THE CUMULATIVE WITHDRAWAL BENEFIT
The Cumulative Withdrawal Benefit is not a separate benefit that you can select. It is automatically part of the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09). There is no additional fee or charge for the Cumulative Withdrawal Benefit.

The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before your Contract Value is reduced to zero. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is reduced to zero you are required to take the maximum payment. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) AND THE CHANGE WILL REMAIN IN EFFECT UNTIL YOU REQUEST ANOTHER CHANGE OR UNTIL YOUR CONTRACT VALUE IS REDUCED TO ZERO.


The Cumulative Withdrawal Value is the amount of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease due to the performance of your selected Investment Options. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract Value and does not reduce your Contract Value or your death benefit until it is withdrawn as a Cumulative Withdrawal and your Contract Value will also continue to fluctuate with the performance of your selected Investment Options. IF YOU TAKE LESS THAN THE ANNUAL MAXIMUM LIFETIME PLUS PAYMENT YOU ARE ENTITLED TO IN A BENEFIT YEAR, YOU COULD REDUCE THE CHANCE THAT YOU WILL RECEIVE ANY INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT. (For more information, see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appears next in this section.)




You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is




 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis. However, each Cumulative Withdrawal will reduce your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is reduced to zero for any reason other than an Excess
Withdrawal:
o we will send you any remaining Cumulative Withdrawal Value,
o your Cumulative Withdrawal Benefit will terminate,
o you will receive your maximum Lifetime Plus Payment (actual Lifetime
  Plus Payments are not available after the Contract Value is reduced to zero) at the payment frequency you previously selected, and
o your Lifetime Plus Payments will continue as indicated in the "Termination of the Lifetime Plus II Benefit (5.09) and Lifetime Plus 10 Benefit (5.09)" discussion that appears later in this section.


However, if your Contract Value is reduced to zero because of an Excess Withdrawal, your Cumulative Withdrawal Benefit and your selected benefit will terminate.

The Cumulative Withdrawal Benefit is not available to your Beneficiaries* upon death. IN ADDITION, IF YOU CHOOSE TO TERMINATE YOUR BENEFIT, THE CUMULATIVE WITHDRAWAL BENEFIT WILL NO LONGER BE AVAILABLE TO YOU ON OR AFTER THE RIDER TERMINATION DATE AND YOU WILL FORFEIT ANY REMAINING CUMULATIVE WITHDRAWAL VALUE.

* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.


For an example of the Cumulative Withdrawal Benefit, please see Appendix J.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after the Benefit Date, and before the older Covered Person's 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows. If we increase your Lifetime Plus Payment, we will also change your Benefit Base as discussed later in this section.

If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit
Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.

In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.

IF YOUR ANNUAL ACTUAL LIFETIME PLUS PAYMENT IS LESS THAN THE ANNUAL MAXIMUM YOU ARE ENTITLED TO, AN AUTOMATIC ANNUAL INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT MAY NOT INCREASE THE ACTUAL LIFETIME PLUS PAYMENT YOU RECEIVE. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an




 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR ON OR AFTER THE BUSINESS DAY YOUR CONTRACT VALUE IS REDUCED TO ZERO.

For examples of automatic annual payment increases and the effect of an Excess Withdrawal on Lifetime Plus Payments, please see Appendix J.


THE BENEFIT BASE
We base the initial annual maximum Lifetime Plus Payment on the Benefit Base and the age band payment percentage of the Covered Person(s). We also base the quarterly rider charge that we deduct for your selected Lifetime Plus Benefit (5.09) on the Benefit Base. YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.


Beginning on the rider effective date and on each Business Day until the Benefit Date that you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:
o the Quarterly Anniversary Value,
o for the Lifetime Plus II Benefit (5.09), the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
o for the Lifetime Plus 10 Benefit (5.09), the 10% Annual Increase.

In addition, on the Benefit Date, if your Contract Value is greater than the Benefit Base, we will increase your Benefit Base to equal the Contract Value.


NOTE: The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment you will receive.


NOTE: UNDER THE LIFETIME PLUS BENEFITS (5.09) WE WILL NO LONGER CALCULATE THE FOLLOWING VALUES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE: THE QUARTERLY ANNIVERSARY VALUE, THE HIGHEST ANNUAL INCREASE, THE ENHANCED 5% ANNUAL INCREASE, THE ENHANCED 10-YEAR VALUE, OR THE 10% ANNUAL INCREASE. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value under that benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, HIGHEST ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, ENHANCED 10-YEAR VALUE, OR 10% ANNUAL INCREASE THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU ALSO WILL NOT RECEIVE THE AMOUNT OF THE BONUS CREDITED IN THE PORTIONS OF THESE VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

On and after the Benefit Date, your Benefit Base will only change if you receive an automatic annual payment increase to your Lifetime Plus Payment or you take an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base proportionately by the percentage of Contract Value withdrawn on the Business Day we process your withdrawal. An annual payment increase may increase or decrease your Benefit Base on the Benefit Anniversary as follows.

o If at the end of the Benefit Year you have taken your annual maximum
  Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Benefit Base by this percentage. For example, if your Contract Value increases by 5%, your Benefit Base will increase by 5%.
o We will also change your Benefit Base on a Benefit Anniversary if the Lifetime Plus Payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will change your Benefit Base to equal the Contract Value as of the Benefit Anniversary which may increase or decrease your Benefit Base.

Changes in the Benefit Base will change the amount of the rider charge that we deduct from your Contract on the next Quarterly Anniversary. Automatic annual payment increases are only available before the older Covered Person's 91st birthday (please see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appeared previously in this section).



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

For examples of how the annual payment increases, Cumulative Withdrawals and Excess Withdrawals affect the Benefit Base, please see Appendix J.

THE QUARTERLY ANNIVERSARY VALUE
If you select one of the Lifetime Plus Benefits (5.09) at Contract issue, the Quarterly Anniversary Value is the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value on any Quarterly Anniversary. If you select your benefit after issue, the Quarterly Anniversary Value is the highest Contract Value on the rider effective date or on any subsequent Quarterly Anniversary. We adjust the Quarterly Anniversary Value for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT (5.09) CALCULATING THE HIGHEST ANNUAL INCREASE: The Highest Annual Increase under the Lifetime Plus II Benefit (5.09) is the greatest of the Enhanced 5% Annual Increases established through automatic resets that may occur on each Contract Anniversary.

THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT (5.09) CALCULATING THE ENHANCED 5% ANNUAL INCREASE: Under the Enhanced 5% Annual Increase we guarantee that, if you select the Lifetime Plus II Benefit (5.09) at issue and all Purchase Payments are received within 90 days of the Issue Date, then:
o before the tenth Contract Anniversary, the initial Enhanced 5% Annual
  Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the initial Enhanced
  5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the Enhanced 5% Annual Increase we guarantee that, if you select the Lifetime Plus II Benefit (5.09) after the Issue Date, and you make no additional Purchase Payments after the rider effective date, then:
o before the tenth Contract Anniversary following the rider effective date, the initial Enhanced 5% Annual Increase will equal the Contract Value as of the rider effective date compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date, and thereafter, the initial Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date.

Under the Enhanced 5% Annual Increase we guarantee that, upon each reset of the Enhanced 5% Annual Increase, assuming you make no additional Purchase Payments after the reset anniversary, then:
o before the tenth Contract Anniversary following each reset anniversary, each reset Enhanced 5% Annual Increase will equal the Contract Value as of the reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following each reset anniversary, and thereafter, each reset Enhanced 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the reset anniversary.

If any additional Purchase Payments are received more than 90 days after the Issue Date - or, if they are received at any time after the rider effective date or a reset anniversary - then we will add these payments to each Enhanced 5% Annual Increase and each Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to each Enhanced 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding for that Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to each Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the tenth Contract Anniversary that occurs after we receive it.

We reduce each Enhanced 5% Annual Increase and each Enhanced 10-Year Value proportionately for each partial withdrawal and Partial Annuitization. The Enhanced 5% Annual Increase will never exceed the Enhanced 10-Year Value.

For more details and examples of how we calculate the Enhanced 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix F.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU OR WHETHER IT IS MORE APPROPRIATE TO PURCHASE A NEW CONTRACT WITH THE ADDITIONAL PURCHASE PAYMENT. FOR MORE DETAILS, SEE THE "EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE" UNDER THE LIFETIME PLUS II BENEFIT (5.09) IN APPENDIX F.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE 10TH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY BEFORE EXERCISING THE LIFETIME PLUS II BENEFIT (5.09).

IF YOU ADD THE LIFETIME PLUS II BENEFIT (5.09) TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE RIDER
  EFFECTIVE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE ENHANCED 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS II BENEFIT (5.09) WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU WILL HAVE LESS THAN ONE YEAR TO BEGIN LIFETIME PLUS PAYMENTS BECAUSE IT IS NO LONGER AVAILABLE TO YOU ON OR AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY. HOWEVER, IF YOU ADD THE LIFETIME PLUS II BENEFIT (5.09) TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE. Keep in mind that the Benefit Date must occur on either the 1st or 15th of a calendar month.

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT (5.09)
Before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus II Benefit (5.09), we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value on any Contract Anniversary if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit (5.09) does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

For each Enhanced 5% Annual Increase, we will establish an Enhanced 10-Year Value on the same date. Assuming you make no additional Purchase Payments and take no withdrawals or Partial Annuitizations, each Enhanced 5% Annual Increase will be subject to the Enhanced 10-Year Value as follows.
o IF THE RIDER EFFECTIVE DATE IS THE ISSUE DATE: On each Business Day on or after the tenth Contract Anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF THE RIDER EFFECTIVE DATE OCCURS AFTER THE ISSUE DATE: On each
  Business Day on or after the tenth Contract Anniversary after the rider effective date, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.
o IF AN AUTOMATIC RESET HAS OCCURRED: On each Business Day on or after the tenth Contract Anniversary after the reset anniversary, the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

Each Enhanced 5% Annual Increase cannot be greater than its associated Enhanced 10-Year Value that was established on the same date.

THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT (5.09)
CALCULATING THE 10% ANNUAL INCREASE: Under the 10% Annual Increase we guarantee that, if you select the Lifetime Plus 10 Benefit (5.09) at issue and all Purchase Payments are received on or before the first Quarterly Anniversary, then:
o on or before the 20th Contract Anniversary, the 10% Annual Increase will increase total Purchase Payments at a simple interest rate of 2.5% on each Quarterly Anniversary; and
o after the 20th Contract Anniversary, the 10% Annual Increase will no longer receive the simple interest increase, however, it may increase due to a reset which will lock in the highest Contract Value on any Quarterly Anniversary.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Under the 10% Annual Increase we guarantee that, if you select the Lifetime Plus 10 Benefit (5.09) after the Issue Date and you make no additional Purchase Payments after the rider effective date, then:
o on or before the 20th Contract Anniversary after the rider effective date, the 10% Annual Increase will increase the Contract Value as of the rider effective date at a simple interest rate of 2.5% on each Quarterly Anniversary; and
o after the 20th Contract Anniversary after the rider effective date, the 10% Annual Increase will no longer receive the simple interest increase, however, it may increase due to a reset which will lock in the highest Contract Value on any Quarterly Anniversary.

If we receive any additional Purchase Payments after the first Quarterly Anniversary - or, if we receive them at any time after the rider effective date
- then we will add these payments to the 10% Annual Increase as follows.
o We will add the Purchase Payment to the 10% Annual Increase on the Business Day we receive it, but we will not apply the 2.5% simple interest rate increase to the Purchase Payment until the second Quarterly Anniversary after we receive it.

If your Contract Value is greater than the 10% Annual Increase on any of the first and later Quarterly Anniversaries after the rider effective date - then we will reset the 10% Annual Increase to equal the Contract Value. We will then increase this amount minus any Purchase Payments received on or after the previous Quarterly Anniversary at the simple interest rate of 2.5% on each Quarterly Anniversary that occurs after the reset, but on or before the 20th Contract Anniversary after the rider effective date.

We adjust the 10% Annual Increase proportionately for each partial withdrawal and Partial Annuitization.

IF YOU ADD THE LIFETIME PLUS 10 BENEFIT (5.09) TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80 WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT AVAILABLE TO YOU FROM THE 10% ANNUAL INCREASE. KEEP IN MIND THAT THE BENEFIT DATE MUST OCCUR ON EITHER THE 1ST OR 15TH OF A CALENDAR MONTH.

For more details and examples of how we calculate the 10% Annual Increase, please see Appendix G.

AUTOMATIC RESETS OF THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT (5.09)
Before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus 10 Benefit (5.09), we automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on any of the first and later Quarterly Anniversaries after the rider effective date.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH THE LIFETIME PLUS II BENEFIT (5.09) OR LIFETIME PLUS 10 BENEFIT (5.09) WHILE THE BENEFIT IS IN EFFECT. BY SELECTING ONE OF THESE BENEFITS, YOU ARE CONSENTING TO HAVE US REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.


If you select the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09), we will restrict your selection of certain Investment Options; we require that you have 100% of your total Contract Value in the Group C Investment Options. If you add the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) to your Contract after the Issue Date, we will ask you to reallocate your Contract Value to comply with this restriction. We will not allow you to add one of these benefits to your Contract until you have reallocated your Contract Value to comply with this restriction.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                                 GROUP C INVESTMENT OPTIONS
AZL Allianz Global Investors Select Fund           BlackRock Global Allocation V.I. Fund
AZL Balanced Index Strategy Fund                   Franklin High Income Securities Fund
AZL Franklin Templeton Founding Strategy Plus Fund Franklin U.S. Government Fund
AZL Fusion Balanced Fund                           Franklin Zero Coupon Fund 2010
AZL Fusion Conservative Fund                       PIMCO VIT All Asset Portfolio
AZL Fusion Moderate Fund                           PIMCO VIT Emerging Markets Bond Portfolio
AZL Moderate Index Strategy Fund                   PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Money Market Fund                              PIMCO VIT Global Multi-Asset Portfolio
AZL TargetPLUS Balanced Fund                       PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund              PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund


THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.


In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.


TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59 1/2, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.


TERMINATION OF THE LIFETIME PLUS II BENEFIT (5.09) AND LIFETIME PLUS 10 BENEFIT (5.09)
BEFORE THE BENEFIT DATE, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove your selected
  Lifetime Plus Benefit (5.09) from the Contract (the rider termination date).
o The date of death of all Covered Persons.
o The older Covered Person's 91st birthday.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

ON AND AFTER THE BENEFIT DATE THAT YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.


o The Business Day we process your request to remove your selected
  Lifetime Plus Benefit (5.09) from the Contract (the rider termination date).
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value. If you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.


o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered
  Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in good order at the Service Center, both due proof of death and an election of the death benefit payment option.
o Contract termination.



11.c OTHER OPTIONAL BENEFITS
QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. It provides a death benefit during the Accumulation Phase based on the greater of the Purchase Payments received on the Issue Date, or the highest Contract Value that occurred on any Quarterly Anniversary before age 91, adjusted for subsequent additional Purchase Payments, partial withdrawals and Partial Annuitizations. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. The Quarterly Value Death Benefit is available with all other optional benefits.


THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE QUARTERLY VALUE DEATH BENEFIT.


Under the Quarterly Value Death Benefit the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. If your Contract includes the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09), we will deduct the final rider charge from the Contract Value before making this determination.
2.The Quarterly Anniversary Value. We determine the Quarterly Anniversary Value as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death* and an election of the death benefit payment option. For more details and examples of how we calculate the Quarterly Anniversary Value, please see Appendix E.


* Please see section 10, Death Benefit for details on what we consider to be due proof of death.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.


NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS (5.09): If you begin receiving Lifetime Plus Payments, then beginning on the Benefit Date and until the rider termination date:
o the Quarterly Anniversary Value under the Quarterly Anniversary Value
  Death Benefit will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal;
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make, any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge) and the deduction of the rider charge; and
o the additional M&E charge associated with the Quarterly Value Death
  Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.


THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o Contract termination.


BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT. THE BONUS OPTION IS AVAILABLE WITH EITHER THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09). THE BONUS OPTION IS ALSO NOT AVAILABLE IN THE STATE OF NEW HAMPSHIRE. IT IS NOT AVAILABLE IF YOU SELECT EITHER THE SHORT WITHDRAWAL CHARGE OPTION OR THE NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.


THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We will credit the bonus to your Contract subject to the following terms.
1)Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments (for example, the portion of the Traditional Death Benefit that is based on total Purchase Payments). The vesting schedule is as follows.

              NUMBER OF COMPLETE               VESTING PERCENTAGE
 YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT
                       0                               0%
                       1                              35%
                       2                              70%
                       3+                             100%

2)We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
3)All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4)If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal, take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.


NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Bonus Value and, therefore, any unvested bonus amounts will cease to exist.


SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years (for more information, see section 6, Expenses - Withdrawal Charge). The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS AVAILABLE WITH EITHER THE TARGET DATE 10 BENEFIT (5.09) OR ONE OF THE LIFETIME PLUS BENEFITS (5.09). IT IS NOT AVAILABLE IF YOU SELECT EITHER THE BONUS OPTION OR NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.

BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.


NO WITHDRAWAL CHARGE OPTION
You can eliminate withdrawal charges under your Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. Contracts with the No Withdrawal Charge Option require a higher initial Purchase Payment than all other types of Allianz Vision Contracts ($25,000 rather than $10,000). The No Withdrawal






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Charge Option is not available if you select either the Bonus Option or Short Withdrawal Charge Option. ONCE YOU SELECT THE NO WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT.


If you select the No Withdrawal Charge Option you must also select either the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09). If you select the No Withdrawal Charge Option you may be able to remove the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09) if we increase the rider charge on a Quarterly Anniversary or you can simultaneously replace it with another optional benefit. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. None of the Lifetime Plus Benefits (5.09) can be replaced after Lifetime Plus Payments have begun. For more information, please see section 11, Selection of Optional Benefits.

NOTE: YOU CANNOT SELECT THE TARGET DATE 10 BENEFIT (5.09) IF THE OLDER OWNER IS AGE 81 OR OLDER (OR IF THE ANNUITANT IS AGE 81 OR OLDER FOR CONTRACTS OWNED BY A NON-INDIVIDUAL), AND YOU CANNOT SELECT ANY OF THE LIFETIME PLUS BENEFITS (5.09) IF THE OLDER COVERED PERSON IS AGE 81 OR OLDER (OR IF THE ANNUITANT IS AGE 81 OR OLDER FOR CONTRACTS OWNED BY A NON-INDIVIDUAL). THEREFORE, IF YOU ARE UNABLE TO MEET THESE AGE RESTRICTIONS, THE NO WITHDRAWAL CHARGE OPTION WILL NOT BE AVAILABLE TO YOU.

BECAUSE THE NO WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO WITHDRAW A PURCHASE PAYMENT DURING THE FIRST FOUR YEARS AFTER WE RECEIVE IT. ALSO, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES YOU TO SELECT AN ADDITIONAL OPTIONAL BENEFIT, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO EXERCISE THIS REQUIRED BENEFIT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE NO WITHDRAWAL CHARGE OPTION, AND TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.



12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.


The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.


ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

10% ANNUAL INCREASE - an amount used to determine the Benefit Base under the optional Lifetime Plus 10 Benefit (5.09).


ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date under the Lifetime Plus Benefits (5.09). If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


BENEFIT BASE - the amount we use to calculate the initial annual maximum Lifetime Plus Payment under the Lifetime Plus Benefits (5.09).


BENEFIT DATE - the date you begin receiving Lifetime Plus Payments under the Lifetime Plus Benefits (5.09). This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a three-year vesting schedule, it carries an additional M&E charge and a higher and longer withdrawal charge schedule. The bonus amounts are included in the calculation of the portions of any guaranteed benefits that is based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments.

BONUS VALUE - this is the total value of a Contract that includes the bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested bonus amounts, i.e., the total Contract Value and any unvested bonus amounts.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.


CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value only includes any vested bonus amounts; it does not include any unvested bonus amounts.


CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Lifetime Plus Benefits (5.09).

CUMULATIVE WITHDRAWAL - if you take a withdrawal while you are receiving Lifetime Plus Payments, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal. Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis, but will reduce your Contract Value on a dollar for dollar basis.

CUMULATIVE WITHDRAWAL BENEFIT - a benefit available under the Lifetime Plus Benefits (5.09) that allows you to control the amount of Lifetime Plus Payments you receive.

CUMULATIVE WITHDRAWAL VALUE - under the Lifetime Plus Benefits (5.09), if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value. The Cumulative Withdrawal Value is not payable to your Beneficiary upon death.

ENHANCED 5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit (5.09).

ENHANCED 10-YEAR VALUE - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit (5.09).


EXCESS WITHDRAWAL - for Contracts with one of the Lifetime Plus Benefits (5.09), this is an additional withdrawal you take while you are receiving Lifetime Plus Payments that is greater than your Cumulative Withdrawal Value.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value and, therefore, if your Contract includes the Target Date 10 Benefit (5.09) you will no longer receive any Contract Value increases under that benefit. In addition, the death benefit will terminate and any periodic withdrawal or income payments other than Annuity Payments will stop, with the possible exception of Lifetime Plus Payments.


HIGHEST ANNUAL INCREASE - an amount used to determine the Benefit Base under the Lifetime Plus II Benefit (5.09). The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS II BENEFIT (5.09) - an optional benefit that may be available under this Contract for selection at or after Contract issue. The Lifetime Plus II Benefit (5.09) is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional charge. In contrast to the Lifetime Plus 10 Benefit (5.09), the Benefit Base may be based on an amount that automatically locks in the Contract Value on each Contract Anniversary (if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date), grows that Contract Value at 5%, and doubles that Contract Value after ten Contract Anniversaries.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

LIFETIME PLUS 10 BENEFIT (5.09) - an optional benefit that may be available under this Contract for selection on or after Contract issue. The Lifetime Plus 10 Benefit (5.09) is intended to provide a payment stream in the form of partial withdrawals for life, and carries an additional charge. In contrast to the Lifetime Plus II Benefit (5.09), the Benefit Base may be based on an amount that automatically grows Purchase Payments at 2.5% simple interest each quarter, and if the Contract Value is greater than this amount on the Quarterly Anniversary, it locks in the Contract Value and grows that amount at 2.5% simple interest on subsequent Quarterly Anniversaries.

LIFETIME PLUS PAYMENT - the payment we make to you under one of the Lifetime Plus Benefits (5.09). Lifetime Plus Payments are based on the Benefit Base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

NO WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and carries an additional M&E charge. If you select the No Withdrawal Charge Option, you must also select either the Target Date 10 Benefit (5.09), or one of the Lifetime Plus Benefits (5.09).

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the Lifetime Plus
Benefits (5.09).

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or on any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at Contract issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E charge.

SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.

SHORT WITHDRAWAL CHARGE OPTION- an optional benefit that may be available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E charge.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

TARGET DATE 10 BENEFIT (5.09) - an optional benefit that may be available under this Contract for selection at or after Contract issue for an additional charge. The Target Date 10 Benefit (5.09) is intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase called the Target Value Date. If you select this benefit we will restrict your ability to make additional Purchase Payments to the first three years after you select the benefit, we will restrict your flexibility in allocating Contract Value among the Investment Options, and we will transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options.

TARGET VALUE - a calculation used in determining whether your Contract will receive a credit on the Target Value Date under the Target Date 10
Benefit (5.09).

TARGET VALUE DATE - the date on which we may apply a credit to your Contract Value under the Target Date 10 Benefit (5.09). The Target Value Date will always occur on a Contract Anniversary.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.



14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
FINANCIAL STATEMENTS..............7
APPENDIX - CONDENSED FINANCIAL INFORMATION7






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.


This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

Your ability to access and correct your information

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address above. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
o Allianz Life and Annuity Company

                                                               M40018 (R-3/2009)






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.


INVESTMENT       MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
OPTION              FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE        CONTRACTUAL        EXPENSES AFTER
                             FEES*                       AND    CONTRACTUAL FEE WAIVERS OR  FEE WAIVERS    CONTRACTUAL FEE WAIVERS
                                                      EXPENSES    EXPENSE REIMBURSEMENTS        AND       OR EXPENSE REIMBURSEMENTS
                                                                                           REIMBURSEMENTS
AIM
AZL AIM                  .90    .25        -      .20         -                       1.35              -                      1.35
International
Equity Fund[(1)]
BLACKROCK
AZL BlackRock            .80    .25        -      .14         -                       1.19              -                      1.19
Capital
Appreciation
Fund[(1)]
AZL BlackRock            .85    .25        -      .12         -                       1.22              -                      1.22
Growth Fund[(1)]
AZL                      .35    .25        -      .10         -                        .70              -                       .70
International
Index
Fund[(1),(4)]
AZL Money Market         .35    .25        -      .09         -                        .69              -                       .69
Fund[(1)]
BlackRock Global         .65    .25        -      .13         -                       1.03              -                      1.03
Allocation V.I.
Fund - Class 3
COLUMBIA
AZL Columbia Mid         .75    .25        -      .12         -                       1.12              -                      1.12
Cap Value
Fund[(1)]
AZL Columbia             .90      -        -      .32         -                       1.22            .12                      1.10
Small Cap Value
Fund - Class
1[(1),(6),(7)]
AZL Columbia             .90    .25        -      .32         -                       1.47            .12                      1.35
Small Cap Value
Fund - Class
2[(1),(6)]
AZL Columbia             .81    .25        -      .15         -                       1.21              -                      1.21
Technology
Fund[(1)]
DAVIS
AZL Davis NY             .75      -        -      .10         -                        .85              -                       .85
Venture Fund -
Class
1[(1),(6),(7)]
AZL Davis NY             .75    .25        -      .10         -                       1.10              -                      1.10
Venture Fund -
Class 2[(1),(6)]
Davis VA                 .75      -        -      .13         -                        .88              -                       .88
Financial
Portfolio[(5)]
DREYFUS
AZL Dreyfus              .77    .25        -      .07         -                       1.09              -                      1.09
Equity Growth
Fund[(1)]
AZL S&P 500              .17      -        -      .21         -                        .38            .14                       .24
Index Fund -
Class
1[(1),(6),(7)]
AZL S&P 500              .17    .25        -      .21         -                        .63            .14                       .49
Index Fund -
Class 2[(1),(6)]
AZL Small Cap            .26    .25        -      .24         -                        .75            .17                       .58
Stock Index Fund
-
Class 2[(1)]
FIRST TRUST
AZL First Trust          .60    .25        -      .13         -                        .98            .19                       .79
Target Double
Play Fund[(1)]
FRANKLIN
TEMPLETON
AZL Franklin             .75    .25        -      .10         -                       1.10              -                      1.10
Small Cap Value
Fund[(1)]
AZL Franklin             .70    .25        -      .25         -                       1.20              -                      1.20
Templeton
Founding
Strategy Plus
Fund - Class
2[(1),(4)]
Franklin High            .57    .25        -      .09         -                        .91              -                       .91
Income Securites
Fund - Class
2[(3)]
Franklin Income          .45    .25        -      .02         -                        .72              -                       .72
Securities Fund
- Class 2[(3)]
Franklin                 .00    .25        -      .13       .65                       1.03            .03                      1.00
Templeton VIP
Founding Funds
Allocation Fund
- Class 2[(8)]
Franklin U.S.            .49    .25        -      .04         -                        .78              -                       .78
Government Fund
-
Class 2[(3)]


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       87



Franklin Zero            .60      -        -      .08         -                        .68              -                       .68
Coupon Fund 2010
- Class 1[(3)]
Mutual Global            .80    .25        -      .18         -                       1.23              -                      1.23
Discovery
Securities Fund
- Class 2
Mutual Shares            .60    .25        -      .13         -                        .98              -                       .98
Securities Fund
-
Class 2
Templeton Global         .47    .25        -      .11         -                        .83              -                       .83
Bond Securities
Fund - Class
2[(3)]
Templeton Growth         .74    .25        -      .04         -                       1.03              -                      1.03
Securities Fund
-
Class 2[(3)]
JENNISON
AZL Jennison             .75    .25        -      .10         -                       1.10              -                      1.10
20/20 Focus
Fund[(1)]
J.P. MORGAN
AZL JPMorgan             .75    .25        -      .10         -                       1.10              -                      1.10
Large Cap Equity
Fund[(1)]
AZL JPMorgan             .80      -        -      .23         -                       1.03            .08                       .95
U.S. Equity Fund
-
Class
1[(1),(6),(7)]
AZL JPMorgan             .80    .25        -      .23         -                       1.28            .08                      1.20
U.S. Equity Fund
-
Class 2[(1),(6)]
NICHOLAS-
APPLEGATE
AZL NACM                 .85    .25        -      .35         -                       1.45              -                      1.45
International
Fund[(1)]
OPPENHEIMER
CAPITAL
AZL OCC Growth           .75    .25        -      .20         -                       1.20              -                      1.20
Fund[(1),(4)]
AZL OCC                  .85    .25        -      .14         -                       1.24              -                      1.24
Opportunity
Fund[(1)]
OpCap Mid Cap            .80      -        -      .18         -                        .98              -                       .98
Portfolio[(9)]
OPPENHEIMER
FUNDS
AZL Oppenheimer          .90      -        -      .22         -                       1.12              -                      1.12
Global Fund -
Class
1[(1),(6),(7)]
AZL Oppenheimer          .90    .25        -      .22         -                       1.37              -                      1.37
Global Fund -
Class 2[(1),(6)]
AZL Oppenheimer          .75    .25        -      .17         -                       1.17              -                      1.17
International
Growth Fund[(1)]
PIMCO
AZL PIMCO                .75    .25        -      .22         -                       1.22            .02                      1.20
Fundamental
IndexPLUS Total
Return Fund[(1)]
PIMCO VIT All           .425      -      .15        -       .76                      1.335            .02                     1.315
Asset Portfolio
-
Admin.
Class[(5),(10),(11)]
PIMCO VIT                .74      -      .15      .17    .09                          1.15            .09                      1.06
CommodityRealReturn
Strategy
Portfolio -
Admin.
Class[(2),(5),(11)]
PIMCO VIT                .85      -      .15      .13         -                       1.13              -                      1.13
Emerging Markets
Bond Portfolio -
Admin.
Class[(5)]
PIMCO VIT Global         .75      -      .15      .07         -                        .97              -                       .97
Bond Portfolio
(Unhedged) -
Admin.
Class[(5)]
PIMCO VIT Global         .95      -      .15      .09       .66                       1.85            .75                      1.10
Multi-Asset
Portfolio -
Admin.
Class[(4)]
PIMCO VIT High           .60      -      .15        -         -                        .75              -                       .75
Yield Portfolio
-
Admin.
Class[(5)]
PIMCO VIT Real           .50      -      .15      .06         -                        .71              -                       .71
Return Portfolio
-
Admin.
Class[(5)]
PIMCO VIT Total          .50      -      .15      .23         -                        .88              -                       .88
Return Portfolio
-
Admin.
Class[(5)]
SCHRODER
AZL Schroder            1.23    .25        -      .45         -                       1.93            .28                      1.65
Emerging Markets
Equity Fund[(1)]
AZL Schroder            1.00    .25        -      .28         -                       1.53              -                      1.53
International
Small Cap
Fund[(1)]


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009


                                       89



TARGETPLUS
PORTFOLIOS
AZL TargetPLUS           .52    .25        -      .53         -                       1.30            .41                       .89
Balanced
Fund[(1)]
AZL TargetPLUS           .60    .25        -      .24         -                       1.09            .30                       .79
Equity Fund[(1)]
AZL TargetPLUS           .52    .25        -      .36         -                       1.13            .24                       .89
Growth Fund[(1)]
AZL TargetPLUS           .52    .25        -      .44         -                       1.21            .32                       .89
Moderate
Fund[(1)]
TURNER
AZL Turner               .85    .25        -      .14         -                       1.24              -                      1.24
Quantitative
Small Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen           .73    .25        -      .09         -                       1.07              -                      1.07
Comstock
Fund[(1)]
AZL Van Kampen           .75    .25        -      .13         -                       1.13              -                      1.13
Equity and
Income Fund[(1)]
AZL Van Kampen           .95    .25        -      .14         -                       1.34              -                      1.34
Global Franchise
Fund[(1)]
AZL Van Kampen           .90    .25        -      .27         -                       1.42            .07                      1.35
Global Real
Estate Fund[(1)]
AZL Van Kampen           .76    .25        -      .11         -                       1.12              -                      1.12
Growth and
Income Fund[(1)]
AZL Van Kampen           .80    .25        -      .09         -                       1.14              -                      1.14
Mid Cap Growth
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (6).

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee and administration fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore, the expenses shown are estimated for the current calendar year.
(5)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(6)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(7)Not currently available.
(8)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(9)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

(10)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.
(11) PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.
This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.

INVESTMENT OPTION MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND  TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                     FEES     12B-1  EXPENSES         FEES AND         EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                              FEES*                 EXPENSES[(2)]  CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                                  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                            REIMBURSEMENTS      REIMBURSEMENTS
FUND OF FUNDS
AZL Allianz           .05       -      .15     .20           1.06                      1.26       -                            1.26
Global Investors
Select
Fund[(1),(3)]
AZL Balanced          .05       -      .15     .20            .63                       .83       -                             .83
Index Strategy
Fund[(1),(3)]
AZL Fusion            .20       -      .04     .24           1.25                      1.49       -                            1.49
Balanced
Fund[(1),(4)]
AZL Fusion            .20       -      .20     .40            .91                      1.31      .05                           1.26
Conservative
Fund[(1),(3),(4)]
AZL Fusion Growth     .20       -      .03     .23           1.36                      1.59       -                            1.59
Fund[(1),(4)]
AZL Fusion            .20       -      .04     .24           1.29                      1.53       -                            1.53
Moderate
Fund[(1),(4)]
AZL Moderate          .05       -      .15     .20            .61                       .81       -                             .81
Index Strategy
Fund[(1),(3)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)The Investment Option commenced operations under this Contract as of April 27, 2009. Therefore the expenses shown are estimated for the current calendar year.
(4)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

As of the end of the most recent fiscal year, ended December 31, 2008, no Contracts with the highest charges currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information for these Contracts. However, Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were available as of December 31, 2008 are listed in the table below. You can find AUV information corresponding to the additional combinations of charges for Contracts that were available as of December 31, 2008 in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

* KEY TO BENEFIT OPTION                                                                                                  M&E CHARGES
Allianz Vision - Base Contracts.................................                                                            1.40%
Allianz Vision - Base Contracts with the Quarterly Value Death Benefit, No Withdrawal Charge Option and joint Lifetime
Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, before payments begin                         3.00%

The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.


 (Number of Accumulation Units in thousands)




                                                Number of
                                      AUV      Accumulation
              Period                  at          Units
              or         AUV at       End      Outstanding
 Benefit      Year       Beginning    of        at End of
 Option *      Ended     of Period    Period     Period
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
Investment Option
------------------------------------------------------------
AZL AIM International Equity Fund
1.40%
        12/31/2007        N/A     19.830          240
        12/31/2008     19.830     11.438          302
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.279            0
AZL BlackRock Capital Appreciation Fund
1.40%
        12/31/2007        N/A     13.110           84
        12/31/2008     13.110      8.225          144
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.756            3
AZL BlackRock Growth Fund
1.40%
        12/31/2007        N/A     13.354          288
        12/31/2008     13.354      5.175          530
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.650            0

AZL Columbia Mid Cap Value Fund
1.40%
        12/31/2007        N/A     10.319          116
        12/31/2008     10.319      4.869          168
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.665            4
AZL Columbia Small Cap Value Fund
1.40%
        12/31/2007        N/A     12.439           55
        12/31/2008     12.439      8.330           57
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.730            1
AZL Columbia Technology Fund
1.40%
        12/31/2007        N/A     10.014          158
        12/31/2008     10.014      4.874          233
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.347            0



 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

AZL Davis NY Venture Fund
1.40%
        12/31/2007        N/A     13.555          259
        12/31/2008     13.555      7.952          394
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.091            0
AZL Dreyfus Equity Growth Fund
1.40%
        12/31/2007        N/A     11.526          106
        12/31/2008     11.526      6.634          164
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.916            0
AZL First Trust Target Double Play Fund
1.40%
        12/31/2007        N/A     10.609          462
        12/31/2008     10.609      4.848          634
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.700            0
AZL Franklin Small Cap Value Fund
1.40%
        12/31/2007        N/A     17.485          185
        12/31/2008     17.485     11.426          219
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.434            2
AZL Fusion Balanced Fund
1.40%
        12/31/2007        N/A     12.121          800
        12/31/2008     12.121      8.672          958
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.177           10
AZL Fusion Growth Fund
1.40%
        12/31/2007        N/A     12.813         1535
        12/31/2008     12.813      7.715         1797
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.275            5
AZL Fusion Moderate Fund
1.40%
        12/31/2007        N/A     12.396         1150
        12/31/2008     12.396      8.219         1197
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.750            2
AZL Jennison 20/20 Focus Fund
1.40%
        12/31/2007        N/A     14.871          169
        12/31/2008     14.871      8.782          282
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.281            1

AZL JPMorgan Large Cap Equity Fund
1.40%
        12/31/2007        N/A     11.662           99
        12/31/2008     11.662      5.187          161
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.625            0
AZL JPMorgan U.S. Equity Fund
1.40%
        12/31/2007        N/A     12.939           81
        12/31/2008     12.939      7.824           99
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.261            0
AZL Money Market Fund
1.40%
        12/31/2007        N/A     11.125          661
        12/31/2008     11.125     11.238         1156
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.743           72
AZL NACM International Fund
1.40%
        12/31/2007        N/A      9.471           74
        12/31/2008      9.471      5.145           91
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.009            0
AZL OCC Opportunity Fund
1.40%
        12/31/2007        N/A     16.672           85
        12/31/2008     16.672      8.688          117
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.807            0
AZL Oppenheimer Global Fund
1.40%
        12/31/2007        N/A     15.236          170
        12/31/2008     15.236      8.856          191
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.218            3
AZL Oppenheimer International Growth Fund
1.40%
        12/31/2007        N/A     20.503          198
        12/31/2008     20.503     11.293          237
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.070            1
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
        12/31/2007        N/A     11.654            6
        12/31/2008     11.654      6.796           18
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.512            0




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

AZL S&P 500 Index Fund
1.40%
        12/31/2007        N/A      9.882          184
        12/31/2008      9.882      6.079          316
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.918            1
AZL Schroder Emerging Markets Equity Fund
1.40%
        12/31/2007        N/A     13.455          392
        12/31/2008     13.455      6.384          584
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.116            4
AZL Schroder International Small Cap Fund
1.40%
        12/31/2007        N/A      9.243          192
        12/31/2008      9.243      4.960          212
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.829            2
AZL Small Cap Stock Index Fund
1.40%
        12/31/2007        N/A      9.329          122
        12/31/2008      9.329      6.353          177
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.185            1
AZL TargetPLUS Balanced Fund
1.40%
        12/31/2007        N/A     10.116           99
        12/31/2008     10.116      7.541          210
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.342            1
AZL TargetPLUS Equity Fund
1.40%
        12/31/2007        N/A     10.524          488
        12/31/2008     10.524      5.342          552
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.183            0
AZL TargetPLUS Growth Fund
1.40%
        12/31/2007        N/A      9.939          767
        12/31/2008      9.939      5.942          885
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.785            4
AZL TargetPLUS Moderate Fund
1.40%
        12/31/2007        N/A     10.080          289
        12/31/2008     10.080      6.722          343
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.544            0

AZL Turner Quantitative Small Cap Growth Fund
1.40%
        12/31/2007        N/A     12.772           35
        12/31/2008     12.772      7.135           48
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.727            0
AZL Van Kampen Comstock Fund
1.40%
        12/31/2007        N/A     12.386          130
        12/31/2008     12.386      7.794          167
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.893            0
AZL Van Kampen Equity and Income Fund
1.40%
        12/31/2007        N/A     12.832          452
        12/31/2008     12.832      9.627          470
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.934            0
AZL Van Kampen Global Franchise Fund
1.40%
        12/31/2007        N/A     19.359          276
        12/31/2008     19.359     13.637          302
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.453            0
AZL Van Kampen Global Real Estate Fund
1.40%
        12/31/2007        N/A     10.852          194
        12/31/2008     10.852      5.796          287
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.554            1
AZL Van Kampen Growth and Income Fund
1.40%
        12/31/2007        N/A     14.291          105
        12/31/2008     14.291      9.462          155
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.368            0
AZL Van Kampen Mid Cap Growth Fund
1.40%
        12/31/2007        N/A     16.193          253
        12/31/2008     16.193      8.220          403
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.270            1
BlackRock Global Allocation V.I. Fund
1.40%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.919          152
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.835           66




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Davis VA Financial Portfolio
1.40%
        12/31/2007        N/A     15.832           42
        12/31/2008     15.832      8.373           79
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.259            0
Franklin High Income Securities Fund
1.40%
        12/31/2007        N/A     25.387           62
        12/31/2008     25.387     19.180           61
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.938            0
Franklin Income Securities Fund
1.40%
        12/31/2007        N/A     48.490          437
        12/31/2008     48.490     33.635          450
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     24.442            1
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
        12/31/2007        N/A      9.246          450
        12/31/2008      9.246      5.847          589
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.708           10
Franklin U.S. Government Fund
1.40%
        12/31/2007        N/A     26.205           33
        12/31/2008     26.205     27.800           57
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     20.246            0
Franklin Zero Coupon Fund 2010
1.40%
        12/31/2007        N/A     39.978            5
        12/31/2008     39.978     42.376           12
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     30.862            2
Mutual Global Discovery Securities Fund
1.40%
        12/31/2007        N/A     29.830          287
        12/31/2008     29.830     21.045          323
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     17.324            1
Mutual Shares Securities Fund
1.40%
        12/31/2007        N/A     24.148          677
        12/31/2008     24.148     14.975          744
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.328            0

OpCap Mid Cap Portfolio
1.40%
        12/31/2007        N/A     10.583           99
        12/31/2008     10.583      6.087          136
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.831            1
PIMCO VIT All Asset Portfolio
1.40%
        12/31/2007        N/A     12.953           73
        12/31/2008     12.953     10.749           91
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.974            0
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
        12/31/2007        N/A     12.816          100
        12/31/2008     12.816      7.103          216
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.697            3
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
        12/31/2007        N/A     12.287           67
        12/31/2008     12.287     10.347           73
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.756            0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
        12/31/2007        N/A     10.440          102
        12/31/2008     10.440     10.208          143
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.624            1
PIMCO VIT High Yield Portfolio
1.40%
        12/31/2007        N/A     14.297           57
        12/31/2008     14.297     10.779           61
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.345            0
PIMCO VIT Real Return Portfolio
1.40%
        12/31/2007        N/A     12.324           78
        12/31/2008     12.324     11.295          140
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.314            3
PIMCO VIT Total Return Portfolio
1.40%
        12/31/2007        N/A     14.986          208
        12/31/2008     14.986     15.486          263
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.425            2




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Templeton Global Bond Securities Fund
1.40%
        12/31/2007        N/A     32.376          113
        12/31/2008     32.376     33.906          120
3.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     24.641            0

Templeton Growth Securities Fund
1.40%
        12/31/2007        N/A     29.538          482
        12/31/2008     29.538     16.799          542
3.00%
        12/31/2007        N/A        N/A          N/A
    12/31/2008 N/A13.255   0





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX C - TARGET VALUE CALCULATION AND EXAMPLES
If your Contract includes the Target Date 10 Benefit (5.09), we will calculate the Target Value until the benefit terminates and you can only make additional Purchase Payments to the Contract for the first three years after the rider effective date.


CALCULATING THE TARGET VALUE UNDER THE TARGET DATE 10 BENEFIT (5.09)
If the rider effective date is the Issue Date, the Target Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.

WHILE THE TARGET DATE 10 BENEFIT (5.09) APPLIES TO YOUR CONTRACT, ANY WITHDRAWALS TAKEN AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE TARGET VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Target Date 10 Benefit (5.09).

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Target Date 10 Benefit (5.09) at issue and you also select the earliest possible Target Value Date, which is the 10th Contract Anniversary. You make no additional Purchase Payments.

                           CONTRACT VALUE TARGET VALUE
 On the Issue Date            $100,000      $100,000
 1st Contract Anniversary     $108,000      $108,000
 2nd Contract Anniversary     $110,000      $110,000
 3rd Contract Anniversary     $102,000      $110,000
 4th Contract Anniversary     $104,000      $110,000
 5th Contract Anniversary     $109,000      $110,000
 6th Contract Anniversary     $115,000      $115,000
 7th Contract Anniversary     $131,000      $131,000
 8th Contract Anniversary     $121,000      $131,000
 9th Contract Anniversary     $129,000      $131,000
 10th Contract Anniversary    $137,000      $137,000
 11th Contract Anniversary    $126,000      $137,000
 BEFORE A CREDIT
 11th Contract Anniversary    $137,000      $137,000
 AFTER A CREDIT

o On the Issue Date, the Target Value is equal to the total Purchase
  Payment ($100,000).
o At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).
o At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.
o At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value.
o At the eighth and ninth Contract Anniversaries, the Contract Value was less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $131,000.
o At the tenth Contract Anniversary the Contract Value had increased to $137,000, which is greater than the previous Target Value ($131,000), so the Target Value was increased to equal the Contract Value. The tenth Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the tenth Contract Anniversary.
o At the eleventh Contract Anniversary, the Contract Value had decreased to $126,000, which is less than the previous Target Value ($137,000), so the Target Value was not increased. The eleventh Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $11,000 to the Contract Value on the eleventh Contract Anniversary.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.


  The Target Value will be adjusted for the partial withdrawal as follows:
     The previous Target Value...................................$108,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 = -
       8,917.56.............................................................
  The Target Value after the partial withdrawal.................$  99,082.44
o This Target Value will remain in effect until at least the next Contract Anniversary unless you take another partial withdrawal.



APPENDIX D - INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND
   QUARTERLY REBALANCING
If your Contract includes the Target Date 10 Benefit (5.09), we divide your Investment Options into the following four groups. Allianz Life determines the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN ANY OF THE INVESTMENT OPTION GROUPS, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS PRIOR TO THE EFFECTIVE DATE OF THE CLOSING OR SUBSTITUTION.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                                                TABLE 1
                                       GROUP A INVESTMENT OPTIONS
AZL Columbia Small Cap Value Fund                  AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund                       AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund                  AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                             AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                           Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund          Franklin Income Securities Fund
AZL Schroder International Small Cap Fund          Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund                     PIMCO VIT CommodityRealReturn Strategy Portfolio
                                       GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund                  AZL OCC Growth Fund
AZL BlackRock Capital Appreciation Fund            AZL Oppenheimer Global Fund
AZL BlackRock Growth Fund                          AZL Oppenheimer International Growth Fund
AZL Columbia Mid Cap Value Fund                    AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Davis NY Venture Fund                          AZL TargetPLUS Equity Fund
AZL Dreyfus Equity Growth Fund                     AZL Van Kampen Comstock Fund
AZL S&P 500 Index Fund                             AZL Van Kampen Global Franchise Fund
AZL First Trust Target Double Play Fund            AZL Van Kampen Growth and Income Fund
AZL International Index Fund                       AZL Van Kampen Mid Cap Growth Fund
AZL Jennison 20/20 Focus Fund                      Mutual Global Discovery Securities Fund
AZL JPMorgan Large Cap Equity Fund                 Mutual Shares Securities Fund
AZL JPMorgan U.S. Equity Fund                      OpCap Mid Cap Portfolio
AZL NACM International Fund                        Templeton Growth Securities Fund
            GROUP X INVESTMENT OPTIONS                          GROUP Y INVESTMENT OPTIONS
AZL Allianz Global Investors Select Fund           AZL Balanced Index Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund AZL Fusion Balanced Fund
AZL Fusion Moderate Fund                           AZL Fusion Conservative Fund
AZL Moderate Index Strategy Fund                   AZL Money Market Fund
AZL Van Kampen Equity and Income Fund              AZL TargetPLUS Balanced Fund
BlackRock Global Allocation V.I. Fund              Franklin High Income Securities Fund
PIMCO VIT Global Multi-Asset Portfolio             Franklin U.S. Government Fund
                                                   Franklin Zero Coupon Fund 2010
                                                   PIMCO VIT All Asset Portfolio
                                                   PIMCO VIT Emerging Markets Bond Portfolio
                                                   PIMCO VIT Global Bond Portfolio (Unhedged)
                                                   PIMCO VIT High Yield Portfolio
                                                   PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

If your Contract includes the Target Date 10 Benefit (5.09), we will restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                             TABLE 2
                                     MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE COMBINED INVESTMENT OPTION GROUPS A, B AND X
                                                  BASED ON THE NUMBER OF YEARS* TO THE INITIAL TARGET VALUE DATE
                                                AND THE COMPARISON OF CONTRACT VALUE (CV) TO THE TARGET VALUE (TV)
NUMBER OF YEARS* TO THE INITIAL CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV = CV
       TARGET VALUE DATE        94%+   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%   10%   4%   <
                                of TV to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to < 4%
                                       94%   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%  10%  of
                                      of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV  of  TV
                                                                                                                           TV
              28+                95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  95%
              27                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  90%
              26                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  90%  85%
              25                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%  85%  80%
              24                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%  80%  75%
              23                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%  75%  70%
              22                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%  70%  65%
              21                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%  65%  60%
              20                 95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%  60%  55%
              19                 95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%  55%  50%
              18                 95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%  50%  45%
              17                 95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%  45%  40%
              16                 95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%  40%  35%
              15                 95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%  35%  35%
              14                 95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%  35%  35%
              13                 95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%  35%  35%
              12                 95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%  35%  35%
              11                 90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%  35%  35%
              10                 85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%  35%  35%
               9                 80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%  35%  35%
               8                 75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               7                 70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               6                 65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               5                 60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               4                 55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               3                 50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               2                 45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               1                 40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
 INITIAL TARGET VALUE DATE AND   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
            BEYOND

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

                                                              TABLE 3
WHEN THE MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE   THEN THE MAXIMUM % OF CONTRACT VALUE     AND THE MINIMUM % OF CONTRACT VALUE
                      COMBINED                                     ALLOWED IN                              REQUIRED IN
           GROUPS A, B AND X IS{ellipsis}                     GROUP A IS{ellipsis}                    GROUP Y IS{ellipsis}
                        95%                                            30%                                      5%
                        90%                                            30%                                     10%
                        85%                                            25%                                     15%
                        80%                                            25%                                     20%
                        75%                                            20%                                     25%
                        70%                                            20%                                     30%
                        65%                                            15%                                     35%
                        60%                                            15%                                     40%
                        55%                                            10%                                     45%
                        50%                                            10%                                     50%
                        45%                                             5%                                     55%
                        40%                                             5%                                     60%
                        35%                                             5%                                     65%

We will automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. If you choose to allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

On each Quarterly Anniversary we determine the allocation of Contract Value to your selected Investment Options as follows. First we establish the maximum allowable allocation for each Investment Option group. Then we compute the required allocation for each Investment Option group, which is your allocation instructions adjusted downward if necessary to match the maximum allowable allocation. Lastly we will rebalance the Contract Value in your selected Investment Options according to the required allocations.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

COMBINED GROUPS A, B AND X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.


GROUPS A AND Y. We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.


COMBINED GROUPS B AND X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.


We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.


NOTE: UNLESS THE MAXIMUM ALLOWABLE ALLOCATION FOR THE COMBINED GROUPS A, B, AND X CHANGES, THE MAXIMUM ALLOWABLE ALLOCATION FOR GROUP A, AND THE MINIMUM REQUIRED ALLOCATION FOR GROUP Y, WILL NOT CHANGE.

DETERMINING THE REQUIRED GROUP ALLOCATION

YOUR SELECTED ALLOCATIONS COMPLY WITH THE NEW MAXIMUM ALLOWABLE AND NEW MINIMUM REQUIRED ALLOCATIONS. If your selected allocations for Group A, AND the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.


YOUR SELECTED ALLOCATION FOR GROUP A COMPLIES WITH THE NEW MAXIMUM ALLOWABLE ALLOCATION, BUT YOUR SELECTED ALLOCATION FOR THE COMBINED GROUPS B AND X EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION. If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

YOUR SELECTED ALLOCATION FOR GROUP A EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION AND THERE MAY BE A CHANGE IN THE REQUIRED ALLOCATION FOR THE COMBINED GROUPS B AND X. If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.
  a) If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.
  b) If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and
X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.


NOTE: WE WILL NEVER REALLOCATE MORE CONTRACT VALUE TO GROUP A THAN YOUR SELECTED ALLOCATION INSTRUCTIONS SPECIFY. HOWEVER, WE MAY REALLOCATE MORE CONTRACT VALUE TO THE COMBINED GROUPS B AND X THAN YOUR ALLOCATION INSTRUCTIONS SPECIFY IF WE REMOVE EXCESS CONTRACT VALUE FROM GROUP A.

REBALANCING CALCULATION WITHIN THE INVESTMENT OPTION GROUPS
Within the Investment Option groups, the rebalancing calculation formula is:
  a x (b / c)
  where:
     a =The required group allocation on the current Quarterly Anniversary.
     b =The required allocation for each Investment Option as of the Business
       Day immediately preceding the current Quarterly Anniversary.
     c =The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Because the allocation to each Investment Option must be a whole number, we will round your required allocation to the nearest whole percentage. Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option. In order to change the current required allocation when you make a transfer, you must also change your future allocation instructions (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your future allocation instructions must comply with the current maximum allowable allocations. We will then treat your future allocation instructions as your required allocation until the earlier of the next Quarterly Anniversary, or the Business Day we process any new allocation instructions.


NOTE:

o IT IS POSSIBLE THAT WE MAY MOVE ALL OF YOUR CONTRACT VALUE OUT OF ONE OR
  MORE OR YOUR SELECTED INVESTMENT OPTIONS DUE TO THE PASSAGE OF TIME AND/OR AS CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU WILL BE NOTIFIED BY TRANSACTION CONFIRMATION OF ANY CHANGE TO YOUR SELECTED ALLOCATION IN THE INVESTMENT OPTION GROUPS. IN ORDER TO CHANGE YOUR SELECTED INVESTMENT OPTION ALLOCATION AFTER NOTIFICATION, YOU MUST CHANGE YOUR ALLOCATION INSTRUCTIONS. YOUR NEW ALLOCATION INSTRUCTIONS ARE SUBJECT TO THE CURRENT INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS.
o UNLESS YOU RESET THE INITIAL TARGET VALUE DATE, THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN GROUP A, AND THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X WILL NEVER INCREASE, REGARDLESS OF CONTRACT VALUE PERFORMANCE.
o IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE
  TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER REALLOCATIONS OF YOUR CONTRACT VALUE IN THESE GROUPS DUE TO THE PASSAGE OF TIME AND/OR AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU CAN NEVER ALLOCATE MORE THAN 30% OF YOUR CONTRACT VALUE TO
  INVESTMENT OPTION GROUP A, OR MORE THAN 95% OF YOUR CONTRACT VALUE TO INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o WE CANNOT REQUIRE YOU TO HAVE LESS THAN 5% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION GROUP A, NOR CAN WE REQUIRE YOU TO HAVE LESS THAN 35% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o INVESTMENT OPTION GROUP Y HAS NO MAXIMUM LIMIT ON THE PERCENTAGE OF
  CONTRACT VALUE YOU CAN ALLOCATE TO IT.
o THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN
  DECREASE AS THE NUMBER OF YEARS UNTIL THE INITIAL TARGET VALUE DATE DECREASES AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. WE LIMIT THE AMOUNT BY WHICH THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN DECREASE IN ANY TWELVE-MONTH PERIOD. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Target Date 10 Benefit (5.09). We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Target Date 10 Benefit (5.09) at issue and you select the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.
o On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
  X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                    INVESTMENT OPTION GROUP CONTRACT VALUE ALLOCATED TO EACH INVESTMENT OPTION
Investment Option 1            A                                   15%
Investment Option 2            A                                   10%
Investment Option 3            B                                   20%
Investment Option 4            B                                   15%
Investment Option 5            X                                   15%
Investment Option 6            Y                                   25%

o During the first two Contract Years you experience the following performance.

QUARTERLY   CONTRACT   TARGET  CONTRACT   YEARS   MAXIMUM ALLOWED NEW MAXIMUM    NEW MAXIMUM      REQUIRED    REQUIRED    REQUIRED
ANNIVERSARY   VALUE    VALUE   VALUE AS   UNTIL         IN         ALLOWABLE      ALLOWABLE      ALLOCATION  ALLOCATION  ALLOCATION
                                A % OF   INITIAL  COMBINEDGROUPS  ALLOCATION    ALLOCATION FOR       FOR         FOR         FOR
                                TARGET    TARGET  A, B AND X PER      FOR          GROUP A         GROUP A    COMBINED     GROUP Y
                                 VALUE    VALUE       TABLE 2      COMBINED                                    GROUPS
                                           DATE                     GROUPS                                     B AND X
                                                                  A, B AND X
Issue Date  $100,000  $100,000   100%       12          95%           95%            30%             25%         50%         25%
1st         $ 87,000  $100,000    87%       12          85%           85%            25%             25%         50%         25%
2nd         $ 93,000  $100,000    93%       12          90%           85%            25%             25%         50%         25%
3rd         $ 73,000  $100,000    73%       12          75%           80%            25%             25%         50%         25%
4th         $ 89,000  $100,000    89%       11          85%           80%            25%             25%         50%         25%
5th         $ 79,000  $100,000    79%       11          75%           75%            20%             20%         55%         25%
6th         $ 73,000  $100,000    73%       11          70%           70%            20%             20%         50%         30%

o On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there are now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (15% / 25%)                      12%
Investment Option 2            A              = 20% x (10% / 25%)                       8%
Investment Option 3            B              = 55% x (20% / 50%)                      22%
Investment Option 4            B              = 55% x (15% / 50%)                      17%
Investment Option 5            X              = 55% x (15% / 50%)                      16%
Investment Option 6            Y              = 25% x (25% / 25%)                      25%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

o On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (12% / 20%)                      12%
Investment Option 2            A              = 20% x (8% / 20%)                        8%
Investment Option 3            B              = 50% x (22% / 55%)                      20%
Investment Option 4            B              = 50% x (17% / 55%)                      15%
Investment Option 5            X              = 50% x (16% / 55%)                      15%
Investment Option 6            Y              = 30% x (25% / 25%)                      30%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.


APPENDIX E - QUARTERLY ANNIVERSARY VALUE CALCULATION AND EXAMPLES
If your Contract includes the Quarterly Value Death Benefit and/or the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09), we will calculate a Quarterly Anniversary Value under each of these optional benefits. While the Quarterly Anniversary Value under these benefits uses the same general formula, they could result in different amounts if you select the Quarterly Value Death Benefit at Contract issue but add the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) to your Contract after the Issue Date. However, if you select two of these benefits on the Issue Date, then the Quarterly Anniversary Values under each optional benefit will be the same until you begin taking Lifetime Plus Payments. Once you begin taking Lifetime Plus Payments, we no longer calculate the Quarterly Anniversary Value under the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09).

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE LIFETIME PLUS BENEFITS (5.09)
We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value on that date.

On each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary, we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day after we do the following calculation. On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
WE ONLY CALCULATE THE QUARTERLY ANNIVERSARY VALUE UNTIL THE BUSINESS DAY DURING WHICH WE RECEIVE, IN GOOD ORDER AT OUR SERVICE CENTER, BOTH DUE PROOF OF DEATH AND AN ELECTION OF THE DEATH BENEFIT PAYMENT OPTION.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

IF YOUR CONTRACT INCLUDES THE LIFETIME PLUS II BENEFIT (5.09) OR LIFETIME PLUS 10 BENEFIT (5.09), THEN ON AND AFTER THE BENEFIT DATE (THE DATE YOU BEGIN TO RECEIVE LIFETIME PLUS PAYMENTS) EACH LIFETIME PLUS PAYMENT, CUMULATIVE WITHDRAWAL AND EXCESS WITHDRAWAL WILL REDUCE THE QUARTERLY ANNIVERSARY VALUE PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN (INCLUDING ANY WITHDRAWAL CHARGE).

The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

On each Business Day we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments, Cumulative Withdrawals and Excess Withdrawals.

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual) we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.

ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS, CUMULATIVE WITHDRAWALS AND EXCESS WITHDRAWALS) AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit, Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09).

o You purchase a Contract with an initial Purchase Payment of $100,000.
  You select the Lifetime Plus II Benefit (5.09) and the Quarterly Value Death Benefit at issue. You are the only Owner, the sole Covered Person, and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

                                      CONTRACT VALUE QUARTERLY ANNIVERSARY VALUE
On the Issue Date                           $100,000          $100,000
End of 1st Quarter, 1st Contract Year      $  98,000          $100,000
End of 2nd Quarter, 1st Contract Year       $102,000          $102,000
End of 3rd Quarter, 1st Contract Year       $104,000          $104,000
1st Contract Anniversary                    $103,000          $104,000
End of 1st Quarter, 2nd Contract Year       $106,000          $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to total
  Purchase Payment ($100,000).
o At the end of the Contract's first Quarter, the Contract Value had decreased to $98,000, which is less than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o At the end of the Contract's second Quarter, the Contract Value had increased to $102,000, which is greater than the previous Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the end of the Contract's third Quarter, the Contract Value had increased to $104,000, which is greater than the previous Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o At the end of the first Quarter of the second Contract Year, the Contract Value had increased to $106,000, which is greater than the previous Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.


EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000. You have not begun receiving Lifetime Plus Payments so there is no Cumulative Withdrawal Value at this time.
  The Quarterly Anniversary Value will be adjusted for the partial withdrawal as follows:
     The previous Quarterly Anniversary Value....................$104,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = -
       9,087.52.............................................................
  The Quarterly Anniversary Value after the partial withdrawal$
     94,912.48..............................................................
o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.
o All withdrawals, including those made under the free withdrawal privilege, Lifetime Plus Payments, Cumulative Withdrawals or Excess Withdrawals will reduce the Quarterly Anniversary Value in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn (including any withdrawal charge).







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX F - CALCULATIONS AND EXAMPLES OF THE ENHANCED 5% ANNUAL INCREASE,
   ENHANCED 10-YEAR VALUE, AND HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT (5.09)
On each Contract Anniversary before the older Covered Person's 81st birthday and before the Benefit Date or the date you take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.


If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.
CALCULATING THE ENHANCED 5% ANNUAL INCREASE


NOTE: In your Contract the Enhanced 5% Annual Increase is called the Enhanced Annual Increase.


We only calculate Enhanced 5% Annual Increases during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE ENHANCED 5% ANNUAL INCREASES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit (5.09) at issue, the Enhanced 5% Annual Increase established on the Issue Date is the Purchase Payment received on the Issue Date. If you select the Lifetime Plus II Benefit (5.09) after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary on or before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:
  b + [ 1.05 x (a - b) ]
  where:
  a =the Enhanced 5% Annual Increase as of the immediately preceding Business
     Day, and
  b =Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then (b) does not include any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

On the second through ninth Contract Anniversaries (or on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.
  d + [ 1.05 x (c - d + (0.05 x e)) ]
  where:
  c =the Enhanced 5% Annual Increase as of the immediately preceding Business
     Day,
  d =Purchase Payments* received during the last Contract Year, and e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus II Benefit (5.09) at issue and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then on the second Contract Anniversary (e) does not include any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date is the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurs after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

EACH ENHANCED 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE THAT WAS ESTABLISHED ON THE SAME DATE.

CALCULATING THE ENHANCED 10-YEAR VALUE
We only calculate each Enhanced 10-Year Value during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIEST OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you select the Lifetime Plus II Benefit (5.09) at issue, the Enhanced 10-Year Value established on the Issue Date is twice the Purchase Payments received on the Issue Date. If you select the Lifetime Plus II Benefit (5.09) after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus II Benefit (5.09) at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.
o Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

On the second through tenth Contract Anniversaries (or on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.
o Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit (5.09) at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE EACH ENHANCED 5% ANNUAL INCREASE AND EACH ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

THE HIGHEST ANNUAL INCREASE
The Highest Annual Increase under the Lifetime Plus II Benefit (5.09) is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus II Benefit (5.09). You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                                INITIAL   INITIAL  FIRST RESET OF THE  FIRST RESET  SECOND RESET OF THE   SECOND RESET  HIGHEST
                               ENHANCED  ENHANCED  ENHANCED 5% ANNUAL    OF THE     ENHANCED  5% ANNUAL      OF THE      ANNUAL
                               5% ANNUAL  10-YEAR       INCREASE      ENHANCED 10-        INCREASE        ENHANCED 10-  INCREASE
                               INCREASE    VALUE                       YEAR VALUE                          YEAR VALUE
Issue Date                     $ 50,000  $100,000*                                                                      $ 50,000
Immediately after Purchase     $100,000* $150,000                                                                       $100,000
Payment in third month
First Contract Anniversary     $105,000  $200,000       $104,000        $208,000                                        $105,000
Immediately after Purchase     $155,000  $250,000       $154,000        $258,000                                        $155,000
Payment in second Contract
Year
Contract Anniversary 2         $160,250  $250,000       $159,200        $258,000          $162,000          $324,000    $162,000
Contract Anniversary 3         $170,888  $250,000       $169,785        $258,000          $172,725          $324,000    $172,725
Contract Anniversary 4         $179,432  $250,000       $178,274        $258,000          $181,361          $324,000    $181,361
Contract Anniversary 5         $188,403  $250,000       $187,188        $258,000          $190,429          $324,000    $190,429
Contract Anniversary 6         $197,824  $250,000       $196,547        $258,000          $199,951          $324,000    $199,951
Contract Anniversary 7         $207,715  $250,000       $206,375        $258,000          $209,948          $324,000    $209,948
Contract Anniversary 8         $218,101  $250,000       $216,693        $258,000          $220,446          $324,000    $220,446
Contract Anniversary 9         $229,006  $250,000       $227,528        $258,000          $231,468          $324,000    $231,468
Contract Anniversary 10        $250,000  $250,000       $238,905        $258,000          $243,041          $324,000    $250,000
Contract Anniversary 11        $250,000  $250,000       $258,000        $258,000          $255,193          $324,000    $258,000


Contract Anniversary 12        $300,000  $300,000       $308,000        $308,000          $324,000          $324,000    $324,000


* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the tenth Contract Anniversary for purposes of the Enhanced 10-Year Value.

o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).
o During the third month, on the Business Day we receive the additional
  Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).
o On the first Contract Anniversary, we compound the initial Enhanced 5%
  Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).
o On each Contract Anniversary, we will automatically generate a new
  "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.
o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the Benefit Base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how the Lifetime Plus II Benefit (5.09) preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the Benefit Base.
o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).
o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).
o On the second Contract Anniversary, the initial Enhanced 5% Annual
  Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.
o On the third Contract Anniversary, the initial Enhanced 5% Annual
  Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 = (1.05 x ($160,250 + (0.05 x $50,000))). We
  calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.
o Starting with the fourth Contract Anniversary, because there are no additional Purchase Payments, we compound the full value of each Enhanced 5% Annual Increase by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable, after which the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.


o The initial Enhanced 10-Year Value and the first reset of the Enhanced 10-Year Value do not double the third Purchase Payment until the tenth Contract Anniversary after we receive the payment. In this example, the third Purchase Payment of $50,000 is added to these two values during the second Contract Year. These Enhanced 10-Year Values then remain unchanged from that point until the twelfth Contract Anniversary (which is the tenth Contract Anniversary after we received the third Purchase Payment) when we then double that Purchase Payment.


EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE
This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher Benefit Base under the Lifetime Plus II Benefit (5.09) if you instead apply the Purchase Payment to a new Contract.

Assume you purchase a Contract with the Lifetime Plus II Benefit (5.09). You make an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and there are no automatic resets of Enhanced 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the Benefit Base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchase one Contract with the Lifetime Plus II Benefit (5.09) with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit (5.09) with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the Enhanced 5% Annual Increase would equal






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

$200,000 (the Enhanced 10-Year Value) for that Contract and the 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years). We guarantee that the total Benefit Base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.


APPENDIX G - CALCULATIONS AND EXAMPLE OF THE 10% ANNUAL INCREASE UNDER THE
   LIFETIME PLUS 10 BENEFIT (5.09)
We only calculate the 10% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE 10% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 10% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

On each Quarterly Anniversary during the period that we calculate the 10% Annual Increase, SUBJECT TO A 20 YEAR MAXIMUM, we will apply a 2.5% simple interest increase to the Purchase Payments (or the Contract Value on the rider effective date, if applicable) on each Quarterly Anniversary. In addition, during the period that we calculate the 10% Annual Increase we also automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on the Quarterly Anniversary. RESETS WILL OCCUR DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 10% ANNUAL INCREASE AND ARE NOT SUBJECT TO THE 20 YEAR MAXIMUM ASSOCIATED WITH THE SIMPLE INTEREST INCREASE.


CALCULATING THE 10% ANNUAL INCREASE
NOTE: In your Contract the Enhanced 10% Annual Increase is called the Annual Increase.


If you select the Lifetime Plus 10 Benefit (5.09) at issue, both the 10% Annual Increase and the increase base on the Issue Date are equal to the Purchase Payment received on the Issue Date. If you select the Lifetime Plus 10 Benefit (5.09) after issue, both the 10% Annual Increase and the increase base on the rider effective date are equal to the Contract Value as of the rider effective date.

On each Business Day, we increase both the 10% Annual Increase and the increase base by the amount of any additional Purchase Payments received that day, and we reduce both the 10% Annual Increase and the increase base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).


On each Quarterly Anniversary on or before the 20th Contract Anniversary (or, if applicable, on each Quarterly Anniversary that occurs on or before the 20th anniversary of the rider effective date), the 10% Annual Increase is equal to the following:
  A + 0.025 (B - C)
  Where:
  A =The 10% Annual Increase as of the immediately preceding Business Day;
  B =The increase base as of the immediately preceding Business Day; and C =Purchase Payments* received on or after the previous Quarterly Anniversary.
     However, if you selected the Lifetime Plus 10 Benefit (5.09) at issue then we exclude any Purchase Payments received before the first Quarterly Anniversary.


* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then process any increase or decrease to the 10% Annual Increase and the increase base due to a Purchase Payment received on the Quarterly Anniversary, or a Partial Annuitization or withdrawal taken on the Quarterly Anniversary. Lastly we compare the 10% Annual Increase to the current Contract Value as of the Quarterly Anniversary. If the Contract Value is greater than the 10% Annual Increase we will reset both the 10% Annual Increase and the increase base to equal the Contract Value. THESE QUARTERLY ANNIVERSARY RESETS WILL CONTINUE DURING THE ENTIRE PERIOD THAT WE





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

CALCULATE THE 10% ANNUAL INCREASE AND ARE NOT SUBJECT TO THE 20 YEAR MAXIMUM ASSOCIATED WITH THE SIMPLE INTEREST INCREASE.

EXAMPLE OF THE 10% ANNUAL INCREASE
You purchase a Contract with the Lifetime Plus 10 Benefit (5.09). You make an initial Purchase Payment of $100,000 on the Issue Date. You make a second Purchase Payment of $10,000 during the third quarter of the first Contract Year.

  QUARTERLY ANNIVERSARY    CONTRACT VALUE INCREASE BASE 2.5% QUARTERLY INCREASE 10% ANNUAL INCREASE
Issue Date                    $100,000      $100,000                                 $100,000
1st Quarterly Anniversary    $  98,327      $100,000            $2,500               $102,500
2nd Quarterly Anniversary     $102,864      $100,000            $2,500               $105,000
During the 3rd Quarter                      $110,000                                 $115,000
3rd Quarterly Anniversary     $113,732      $110,000            $2,500               $117,500
4th Quarterly Anniversary/    $115,362      $110,000            $2,750               $120,250
1st Contract Anniversary
5th Quarterly Anniversary     $127,451      $127,451                                 $127,451


6th Quarterly Anniversary    $  92,983      $127,451            $3,186               $130,637


o On the Issue Date, both the 10% Annual Increase and the increase base are equal to the Purchase Payment received on the Issue Date ($100,000).
o On the first Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $100,000 = $2,500 + $100,000 = $102,500. The Contract Value on
  this anniversary is $98,327, which is less than the 10% Annual Increase so there is no reset.
o On the second Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $102,500 = $2,500 + $102,500= $105,000. The Contract Value on this anniversary is $102,864, which is less than the 10% Annual Increase so there is no reset.
o During the third quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the increase base ($100,000 + $10,000 = $110,000) and the 10% Annual Increase ($105,000 +
  $10,000 = $115,000).
o On the third Quarterly Anniversary we apply the quarterly increase to the increase base. The quarterly increase is the increase base minus the Purchase Payment we received during the last quarter multiplied by 2.5%, or 2.5% x ($110,000 - $10,000) = $2,500. We then add the quarterly increase to the 10% Annual Increase, which is: $2,500 + $115,000 = $117,500. The Contract Value on this anniversary is $113,732, which is less than the 10% Annual Increase so there is no reset.
o On the fourth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $117,500 = $2,750 + $117,500= $120,250. The Contract Value on this anniversary is $115,362, which is less than the 10% Annual Increase so there is no reset.
o On the fifth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $120,250 = $2,750 + $120,250= $123,000. However, the Contract
  Value on this anniversary is $127,451, which is greater than the 10% Annual Increase, so we reset both the 10% Annual Increase and the increase base to equal the Contract Value of $127,451.
o On the sixth Quarterly Anniversary we apply the quarterly increase to the increase base and add it to the 10% Annual Increase, which is: (2.5% x $127,451) + $127,451 = $3,186 + $127,451 = $130,637. The Contract Value on
  this anniversary is $92,983, which is less than the 10% Annual Increase so there is no reset.
o Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 20th Contract Anniversary (which is the 80th Quarterly Anniversary) the 10% Annual Increase would receive an additional 74 quarterly increases of $3,186 each. On the 20th Contract Anniversary the 10% Annual Increase would receive its last quarterly increase, and would be $366,401.
o On each subsequent Quarterly Anniversary the 10% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 10% Annual Increase, but the 10% Annual Increase receives no more 2.5% quarterly increases.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX H - RIDER CHARGE EXAMPLES
If your Contract includes the Target Date 10 Benefit (5.09) or one of the Lifetime Plus Benefits (5.09) we will deduct a rider charge from your Contract Value during the Accumulation Phase while your selected benefit is in effect. We calculate the rider charge daily beginning on the first Quarterly Anniversary that occurs on or after January 1, 2010, but we do not deduct the rider charge for any quarter until the next Quarterly Anniversary. Before this period we will assess an additional M&E charge for these benefits as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges.

We calculate the daily rider charge at the beginning of each day that the rider charge is in effect. Under the Target Date 10 Benefit (5.09) the daily rider charge is equal to the daily rider charge rate multiplied by the Target Value determined at the end of the previous Business Day. Under the Lifetime Plus II Benefit (5.09) or Lifetime Plus 10 Benefit (5.09) the daily rider charge is equal to the daily rider charge rate multiplied by the Benefit Base determined at the end of the previous Business Day. The daily rider charge rate is the current annualized rate for your selected benefit that was effective on the previous Quarterly Anniversary divided by 365. The rider charge we assess on each Quarterly Anniversary will be the sum of all daily rider charges we computed for the previous quarter.


EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE TARGET DATE 10 BENEFIT (5.09):
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Target Date 10 Benefit (5.09) at issue. The benefit is subject to a rider charge of 0.55% of the Target Value.
o During the first quarter you make no additional Purchase Payments and take no withdrawals. Your Target Value during the entire first quarter is equal to your initial Purchase Payment of $100,000. There are 90 days in the first quarter.


We calculate the Target Date 10 Benefit (5.09) daily rider charge on each day for the first quarter as follows:
  The daily rider charge rate = 0.55% {divide} 365 = ........0.001507%
  Multiplied by the Target Value on that day................x $100,000
       .......................................................$   1.51
Therefore, the total rider charge for the Target Date 10 Benefit (5.09) for the first quarter is the sum of 90 days worth of daily rider charges, or $1.51 x 90 = $135.90. We would deduct $135.90 from your Contract Value on the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Target Value.

If you do not make any additional Purchase Payments or take any withdrawals for the remainder of the year, your Target Value will not change. Assuming we do not exercise our right to change oryour rider charge any of the Quarterly Anniversaries, we would assess charges for the remainder of the year as follows.
o The second quarter has 91 days, so on the second Quarterly Anniversary we would deduct $137.41 ($1.51 x 91).
o The third quarter has 92 days, so on the third Quarterly Anniversary we would deduct $138.92 ($1.51 x 92).
o The fourth quarter also has 92 days, so on the fourth Quarterly
  Anniversary (which is also the first Contract Anniversary) we would deduct $138.92.

THE TOTAL TARGET DATE 10 BENEFIT (5.09) RIDER CHARGE FOR THE FIRST CONTRACT YEAR WOULD BE $551.15. HOWEVER, THE ACTUAL RIDER CHARGE THAT YOU PAY FOR THE FOLLOWING YEARS MAY CHANGE IF YOUR TARGET VALUE INCREASES OR DECREASES OR WE EXERCISE OUR RIGHT TO CHANGE THE RIDER CHARGE.

NOTE: An additional Purchase Payment or a withdrawal will change both the Target Value and the daily rider charge, which means your daily rider charge could change during a Contract quarter.

EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE LIFETIME PLUS II BENEFIT (5.09):
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Lifetime Plus II Benefit (5.09) with single Lifetime Plus Payments at issue. The benefit is subject to a rider charge of 0.95% of the Benefit Base. During this year you do not make any additional Purchase Payments, take any withdrawals, or begin taking Lifetime Plus Payments and we do not exercise our right to change your rider charge.
o Your Benefit Base during the entire first quarter is equal to your initial Purchase Payment of $100,000. There are 90 days in the first quarter.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We calculate the Lifetime Plus II Benefit (5.09) daily rider charge on each day for the first quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $100,000
       .......................................................$   2.60
Therefore, the total rider charge for the Lifetime Plus II Benefit (5.09) for the first quarter is the sum of 90 days worth of daily rider charges, or $2.60 x 90 = $234.00. We would deduct $234.00 from your Contract Value on the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

Assuming that the Contract Value does not increase during the first and second quarters, the Benefit Base will not change on the first and second Quarterly Anniversary. We would assess charges for the second and third quarters as follows.
o The second quarter has 91 days, so on the second Quarterly Anniversary we would deduct $236.60 ($2.60 x 91).
o The third quarter has 92 days, so on the third Quarterly Anniversary we would deduct $239.20 ($2.60 x 92).

On the third Quarterly Anniversary your Contract Value increases to $109,000, which increases the Quarterly Anniversary Value and Benefit Base to $109,000, and the Benefit Base remains at $109,000 for the entire fourth quarter. There are 92 days in the fourth quarter.

We calculate the Lifetime Plus II Benefit (5.09) daily rider charge on each day for the fourth quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $109,000
       .......................................................$   2.84
Therefore, the total rider charge for the Lifetime Plus II Benefit (5.09) that would be deducted for the fourth quarter is the sum of 92 days worth of daily rider charges, or $2.84 x 92 = $261.28.

THE TOTAL LIFETIME PLUS II BENEFIT (5.09) RIDER CHARGE FOR THE FIRST CONTRACT YEAR WOULD BE $971.08. HOWEVER, THE ACTUAL RIDER CHARGE THAT YOU PAY FOR THE FOLLOWING YEARS MAY CHANGE IF YOUR BENEFIT BASE INCREASES OR DECREASES OR WE EXERCISE OUR RIGHT TO CHANGE THE RIDER CHARGE.

NOTE: An additional Purchase Payment, a withdrawal taken before the Benefit Date that Lifetime Plus Payments begin, an Excess Withdrawal, or an annual payment increase to Lifetime Plus Payments will change both the Benefit Base and the daily rider charge, which means your daily rider charge could change during a Contract quarter.


EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE LIFETIME PLUS 10 BENEFIT (5.09):
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Lifetime Plus 10 Benefit (5.09) with single Lifetime Plus Payments at issue. The benefit is subject to a rider charge of 0.95% of the Benefit Base. During this year you do not make any additional Purchase Payments, take any withdrawals, or begin taking Lifetime Plus Payments and we do not exercise our right to change your rider charge.
o Your Benefit Base during the entire first quarter is equal to your initial Purchase Payment of $100,000. There are 90 days in the first quarter.


We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge on each day for the first quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $100,000
       .......................................................$   2.60
Therefore, the total rider charge for the Lifetime Plus 10 Benefit (5.09) for the first quarter is the sum of 90 days worth of daily rider charges, or $2.60 x 90 = $234.00. We would deduct $234.00 from your Contract Value on the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

o On the first Quarterly Anniversary your Contract Value does not increase, but your Benefit Base increases to $102,500 due to the 10% Annual Increase and remains at $102,500 for the entire second quarter. There are 91 days in the second quarter.

We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge on each day for the second quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

  Multiplied by the Benefit Base on that day................x $102,500
       .......................................................$   2.67
Therefore, the total rider charge for the Lifetime Plus 10 Benefit (5.09) for the second quarter is the sum of 91 days worth of daily rider charges, or $2.67 x 91 = $242.97.

o On the second Quarterly Anniversary your Contract Value does not increase, but your Benefit Base increases to $105,000 due to the 10% Annual Increase and remains at $105,000 for the entire third quarter. There are 92 days in the third quarter.

We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge for the third quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit.................................x $105,000
       .......................................................$   2.73
Therefore, the total rider charge for the Lifetime Plus 10 Benefit (5.09) for the third quarter is the sum of 92 days worth of daily rider charges, or $2.73 x 92 = $251.16.

o On the third Quarterly Anniversary your Contract Value increases to $109,000, which increases the Quarterly Anniversary Value and Benefit Base to $109,000, and the Benefit Base remains at $109,000 for the entire fourth quarter. There are 92 days in the fourth quarter.

We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge for the fourth quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $109,000
       .......................................................$   2.84
Therefore, the total rider charge for the Lifetime Plus 10 Benefit (5.09) for the fourth quarter is the sum of 92 days worth of daily rider charges, or $2.84 x 92 = $261.28.

THE TOTAL LIFETIME PLUS 10 BENEFIT (5.09) RIDER CHARGE FOR THE FIRST CONTRACT YEAR WOULD BE $989.41. HOWEVER, THE ACTUAL RIDER CHARGE THAT YOU PAY FOR THE FOLLOWING YEARS MAY CHANGE IF YOUR BENEFIT BASE INCREASES OR DECREASES OR WE EXERCISE OUR RIGHT TO CHANGE THE RIDER CHARGE.

NOTE: An additional Purchase Payment, a withdrawal taken before the Benefit Date that Lifetime Plus Payments begin, an Excess Withdrawal, or an annual payment increase to Lifetime Plus Payments will change both the Benefit Base and the daily rider charge, which means your daily rider charge could change during a Contract quarter.


EXAMPLE OF THE EFFECT OF A WITHDRAWAL ON THE RIDER CHARGE CALCULATION UNDER THE LIFETIME PLUS 10 BENEFIT (5.09):

o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Lifetime Plus 10 Benefit (5.09) with single Lifetime Plus Payments at issue. The benefit is subject to a rider charge of 0.95% of the Benefit Base.

o On the 20th day of the first quarter you have not begun receiving
  Lifetime Plus Payments and you take a withdrawal of $10,100 when your Contract Value is $101,000. The percentage of Contract Value withdrawn is 10% ($10,100 {divide} $101,000). The withdrawal also proportionately reduces your Benefit Base as follows: $100,000 - ($10% x $100,000) = $100,000 - $10,000 = $90,000.
o There are 90 days in the first quarter.


We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge each day for the first 20 days of the quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $100,000
       .......................................................$   2.60
We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge each day for the next 70 days of the quarter as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day.................x $90,000
       .......................................................$   2.34




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Therefore, the total rider charge for the Lifetime Plus 10 Benefit (5.09) for the first quarter is the sum of 90 days worth of daily rider charges, or ($2.60 x 20) + ($2.34 x 70) = $52.00 + $163.80 = $215.80. We would deduct $215.80 from your Contract Value on the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

EXAMPLE OF THE EFFECT OF AN ANNUAL PAYMENT INCREASE TO LIFETIME PLUS PAYMENTS ON THE RIDER CHARGE CALCULATION UNDER THE LIFETIME PLUS 10 BENEFIT (5.09):


o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Lifetime Plus 10 Benefit (5.09) with single Lifetime Plus Payments at issue. The benefit is subject to a rider charge of 0.95% of the Benefit Base.


o You begin taking the annual maximum Lifetime Plus Payment you are entitled to 15 days into the first quarter when your Benefit Base is $100,000, and your Benefit Base remains $100,000 until your first Benefit Anniversary (15th day of the first quarter of the second Contract Year).
o On the first Benefit Anniversary you receive an annual payment increase to your Lifetime Plus Payment because your Contract Value has increased to $102,000. On the first Benefit Anniversary we also increase your Benefit Base to equal the $102,000 Contract Value.
o During the first quarter of the second Contract Year you do not take any Excess Withdrawals, and as of the first Quarterly Anniversary of the second Contract Year we have not exercised our right to change your rider charge. There are 90 days in the first quarter of the second Contract Year.

We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge each day for the first 15 days of the first quarter of the second Contract
  Year as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $100,000
       .......................................................$   2.60
We calculate the Lifetime Plus 10 Benefit (5.09) daily rider charge each day for the next 75 days of the first quarter of the second Contract
  Year as follows:
  The daily rider charge rate = 0.95% {divide} 365 = ........0.002603%
  Multiplied by the Benefit Base on that day................x $102,000
       .......................................................$   2.66
Therefore, the total rider charge for the Lifetime Plus 10 Benefit (5.09) for the fifth quarter is the sum of 90 days worth of daily rider charges, or ($2.60 x 15) + ($2.66 x 75) = $39.00 + $199.50 = $238.50. We would deduct $238.50 from your Contract Value on the first Quarterly Anniversary of the second Contract Year, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX I - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $0 - $0 = ..................................................$100,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   7,500
Therefore, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
  WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $0 - $0 = ..................................................$100,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   7,500
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY
  A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$
  3,000...............................................................
  Divided by (1 minus the withdrawal charge percentage).{divide} 0.915
  Total amount withdrawn.......................................$ 3,279
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,279 - $3,000 =........................................$    279
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $3,000 - $279 = .............................................$96,721
  Multiplied by the withdrawal charge..........................x  7.5%
       ........................................................$ 7,254
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE FREE WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $0 - $0 = ..................................................$100,000
  Multiplied by the withdrawal charge.......................x       4%
       ......................................................$   4,000
Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX J - LIFETIME PLUS PAYMENT AND BENEFIT BASE EXAMPLES
If your Contract includes one of the Lifetime Plus Benefits (5.09) you can choose when to begin receiving Lifetime Plus Payments subject to certain restrictions. Lifetime Plus Payments are annual payments that we calculate using your Benefit Base, your age band payment percentage, and whether you select single or joint Lifetime Plus Payments, as described in section 11.b, Lifetime Plus Payments (5.09). Following are examples of the effect on Lifetime Plus Payments and the Benefit Base if you receive an annual payment increase, utilize the Cumulative Withdrawal Benefit, or take an Excess Withdrawal.

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You select the Lifetime Plus 10 Benefit (5.09) with single Lifetime Plus Payments when you are age 76 and your Contract Value is $100,000. You are the only Owner and are also the sole Covered Person. The following year when you are age 77 you choose to begin taking Lifetime Plus Payments. Your initial Lifetime Plus Payment percentage is 5% and your Benefit Base is $110,000. You select annual Lifetime Plus Payments. You choose to receive the annual maximum Lifetime Plus Payment as your actual payment and, therefore, there are no allocations to the Cumulative Withdrawal Benefit. Your initial annual maximum Lifetime Plus Payment is $5,500 ($110,000 x 5%).

                           AGE CONTRACT VALUE BENEFIT BASE ANNUAL PAYMENT PERCENTAGE ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS PAYMENT
Benefit Date               77     $100,000      $110,000              5%                               $5,500
First Benefit Anniversary  78     $102,000      $112,200              5%                               $5,610
Second Benefit Anniversary 79    $  98,000      $112,200              5%                               $5,610
Third Benefit Anniversary  80     $100,000      $100,000              6%                               $6,000

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% increase to the
  Benefit Base ($110,000 x 1.02 = $112,200) and apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($5,500 x 1.02 = $5,610).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no increase to the Benefit Base or annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (5% x $98,000 = $4,900) does not result in a higher payment, so we do not increase your maximum Lifetime Plus Payment at this time.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2.04%. We then apply a 2.04%
  increase to the Benefit Base ($112,200 x 1.0204 = $114,489) and apply a 2.04% annual payment increase to both the maximum and annual Lifetime Plus Payment ($5,610 x 1.0204 = $5,724). However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 6%. We then compare your current annual payment percentage applied to your current Contract Value (6% x $100,000 = $6,000) to the current payment (which has been increased to $5,724 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the annual maximum Lifetime Plus Payment to $6,000 and change your Benefit Base to $100,000.
EXAMPLE OF THE EFFECT OF THE CUMULATIVE WITHDRAWAL BENEFIT
o Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $4,300 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                  AGE CONTRACT  BENEFIT   ANNUAL PAYMENT    ANNUAL MAXIMUM LIFETIME     ANNUAL ACTUAL LIFETIME       CUMULATIVE
                        VALUE     BASE      PERCENTAGE           PLUS PAYMENT                PLUS PAYMENT         WITHDRAWAL VALUE
Benefit Date      77  $100,000  $110,000        5%                  $5,500                      $4,300                 $1,200
First Benefit     78  $103,000  $110,000        5%                  $5,500                      $4,300                 $2,400
Anniversary
Second Benefit    79  $112,000  $112,000        5%                  $5,600                      $4,300                 $3,700
Anniversary
Third Benefit     80  $  99,000    $            6%                  $5,940                      $5,940                 $3,700
Anniversary                      99,000
Fourth Benefit    81  $102,000  $102,000        6%                  $6,120                      $6,120                 $3,700
Anniversary

o On the Benefit Date we pay you your actual Lifetime Plus Payment of $4,300 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($5,500 - $4,300 = $1,200).
o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of this increase is ($103,000 - $100,000) / $100,000 = 3%. However, because your actual
  Lifetime Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your Benefit Base or maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (5% x $103,000 = $5,150) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $4,300 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($5,500 - $4,300 = $1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.


o On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (5% x $112,000 = $5,600) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount and increase your Benefit Base to $112,000. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($4,300) does not change. We then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($5,600 - $4,300 = $1,300) to your Cumulative Withdrawal Value, which increases that amount to $3,700.

o On the third Benefit Anniversary, although your actual Lifetime Plus
  Payment was less than the maximum Lifetime Plus Payment during the last Benefit Year, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 6%. We then compare your current annual payment percentage applied to your current Contract Value (6% x $99,000 = $5,940), to the current maximum payment ($5,600), and we increase your annual maximum Lifetime Plus Payment to this higher amount and change your Benefit Base to $99,000. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,940. Because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.
o On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of the increase is ($102,000 - $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your Benefit Base ($99,000 x 1.0303 = $102,000) and annual maximum Lifetime Plus Payment ($5,940 x 1.0303 = $6,120). Because you decided to take your maximum payment as your actual payment during the next year, we also increase your actual Lifetime Plus Payment to $6,120. Your Cumulative Withdrawal Value will not increase.
o You can take payments from your Cumulative Withdrawal Value at any time while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is reduced to zero while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in section 11.b, The Lifetime Plus Benefits (5.09) - Termination of the Lifetime Plus II Benefit (5.09) and Lifetime Plus 10 Benefit (5.09). Cumulative Withdrawals do not reduce your Benefit Base or Lifetime Plus Payments. Your Cumulative Withdrawal Value also does not earn interest and does not increase or decrease based on the performance of your selected Investment Options The Cumulative Withdrawal Value is also not available to your Beneficiaries* upon death.


* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT

                      CONTRACT VALUE BENEFIT BASE    ANNUAL PAYMENT     ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS   CUMULATIVE WITHDRAWAL
                                                       PERCENTAGE                     PAYMENT                         VALUE
Third Benefit            $99,000       $99,000             6%                          $5,940                         $3,700
Anniversary
Fourth Benefit           $91,000       $93,347             6%                          $5,601                           $0
Anniversary

o Continuing the previous example, assume that during the second month of the fourth Benefit Year you request an additional withdrawal of $8,820 at a time when the Contract Value is $98,000.
o First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal payment of $3,700. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 - $3,700 = $94,300. The Cumulative Withdrawal does not reduce your Benefit Base.


o The remainder of the withdrawal ($8,820 - $3,700 = $5,120) is an Excess Withdrawal. We do not reduce the Excess Withdrawal for the free withdrawal privilege because this privilege is not available once Lifetime Plus Payments have begun. The Excess Withdrawal is a partial withdrawal and is subject to a 5% withdrawal charge, and we compute the total amount withdrawn as $5,120 / (1 - 0.05) = $5,120 / 0.95 = $5,389. The Excess Withdrawal and the
  withdrawal charge also reduce the Contract Value on a dollar for dollar basis ($94,300 - $5,389 = $88,911). As a percentage of Contract Value, the Excess Withdrawal (including the withdrawal charge) represents 5.71% of Contract Value ($5,389 / $94,300 = 5.71%). The Excess Withdrawal reduces the Benefit Base by the percentage of Contract Value withdrawn as an Excess Withdrawal, which is $99,000 - (5.71% x $99,000) = $99,000 - $5,653 = $93,347.


o On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 5.71% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $5,940 - (5.71% x $5,940) = $5,940 - $339 = $5,601. Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $5,601 and your Cumulative Withdrawal Value will remain at zero.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

APPENDIX K - INFORMATION ON THE TARGET DATE RETIREMENT BENEFIT, LIFETIME PLUS
   BENEFIT, LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT THAT WERE OFFERED BEFORE APRIL 27, 2009
The Target Date Retirement Benefit first became available on March 17, 2008. On January 26, 2009 it was completely replaced in every state by the Target Date 10 Benefit. Beginning on April 27, 2009 the Target Date 10 Benefit will no longer be available in any state that has approved the Target Date 10 Benefit (5.09) that is described in the body of this prospectus. These older Target Date Benefits are similar to the Target Date 10 Benefit (5.09) with the following general exceptions.
o Both the Target Date Retirement Benefit and the Target Date 10 Benefit only have an additional M&E charge assessed against the Accumulation Unit value for your selected Investment Options, and we cannot increase the M&E charge after the benefit was added to your Contract.
o The additional M&E charge for the Target Date Retirement Benefit is less than the additional M&E charge for the Target Date 10 Benefit (5.09) that applies before the rider charge takes effect.
o The earliest initial Target Value Date you can select under the Target
  Date Retirement Benefit is seven Contract Years after the rider effective date or a reset anniversary.
o The Investment Options available under Group X and Group Y for the
  Target Date Retirement Benefit are different than what is available under the Target Date 10 Benefit and Target Date 10 Benefit (5.09). Under the Target Date Retirement Benefit the following Investment Options are included in the Group X Investment Options instead of in the Group A Investment Options: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, and Franklin Templeton VIP Founding Funds Allocation Fund. In addition, the Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.


The Lifetime Plus Benefit first became available on May 1, 2007. Beginning on April 27, 2009 this benefit is no longer available in any state except Nevada. This benefit is similar to the Lifetime Plus II Benefit (5.09) and Lifetime Plus 10 Benefit (5.09) that are described in the body of this prospectus with the following general exceptions.
o The Lifetime Plus Benefit only has an additional M&E charge assessed against the Accumulation Unit value for your selected Investment Options. We can increase this additional M&E charge subject to certain restrictions and the maximum that we set when you purchased your Contract.
o The Benefit Base is different than what is available under the other
  Lifetime Plus Benefits and it is only calculated on the Benefit Date.
o The age restrictions on when you can begin receiving Lifetime Plus
  Payments are the same as the restrictions under the Lifetime Plus II Benefit (5.09).
o The age bands and annual Lifetime Plus Payment percentages are the same as for the Lifetime Plus II Benefit (5.09).
o The Lifetime Plus Benefit may not include the Cumulative Withdrawal
  Benefit depending on the state in which you purchased the Contract.

The Lifetime Plus II Benefit first became available on November 12, 2007. On January 26, 2009 we changed the Lifetime Plus II Benefit and beginning on April 27, 2009 it will no longer be available in any state that has approved the Lifetime Plus II Benefit (5.09) that is described in the body of this prospectus. The older versions of the Lifetime Plus II Benefit are similar to the Lifetime Plus II Benefit (5.09) with the following general exceptions.
o The older versions of the Lifetime Plus II Benefit only carry an additional M&E charge assessed against the Accumulation Unit value for your selected Investment Options. We can also increase the additional M&E charge for these benefits subject to certain restrictions and the maximum that we set when you purchased your Contract.
o The additional M&E charge for the original version of the Lifetime Plus
  II Benefit is less than the additional M&E charge for the Lifetime Plus II Benefit (5.09) that applies before the rider charge takes effect. This additional M&E charge also decreases once Lifetime Plus Payments begin.
o The Benefit Base is only calculated on the Benefit Date.
o The Lifetime Plus II Benefit may not include the Cumulative Withdrawal
  Benefit depending on the state in which you purchased the Contract.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o Under the original version of the Lifetime Plus II Benefit the following Investment Options are included in the Group C Investment Options instead of in the Group A Investment Options: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, Franklin Income Securities Fund and Franklin Templeton VIP Founding Funds Allocation Fund.
o Under the original version of the Lifetime Plus II Benefit you were allowed to have up to 25% of your total Contract Value in the Group A Investment Options; you were allowed to have up to 70% of your Contract Value in both Group A and Group B Investment Options; and there was no limit on the amount of Contract Value allowed in the Group C Investment Options.

The Lifetime Plus 10 Benefit first became available on July 17, 2008. On January 26, 2009 we changed the Lifetime Plus 10 Benefit and beginning on April 27, 2009 it will no longer be available in any state that has approved the Lifetime Plus 10 Benefit (5.09) that is described in the body of this prospectus. The older versions of the Lifetime Plus 10 Benefit are similar to the Lifetime Plus 10 Benefit (5.09) with the following general exceptions.
o The older versions of the Lifetime Plus 10 Benefit carry an additional
  M&E charge assessed against the Accumulation Unit value for your selected Investment Options. We can also increase the additional M&E charge for these benefits subject to certain restrictions and the maximum that we set when you purchased your Contract.
o The additional M&E charge for the original version of the Lifetime Plus
  10 Benefit is less than the additional M&E charge for the Lifetime Plus 10 Benefit (5.09) that applies before the rider charge takes effect. This additional M&E charge also decreases once Lifetime Plus Payments begin.
o The Benefit Base is only calculated on the Benefit Date.
o Under the original version of the Lifetime Plus 10 Benefit the following Investment Options are included in the Group C Investment Options instead of in the Group A Investment Options: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, Franklin Income Securities Fund and Franklin Templeton VIP Founding Funds Allocation Fund.
o Under the original version of the Lifetime Plus 10 Benefit you were allowed to have up to 25% of your total Contract Value in the Group A Investment Options; you were allowed to have up to 70% of your Contract Value in both Group A and Group B Investment Options; and there was no limit on the amount of Contract Value allowed in the Group C Investment Options.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Following are more specific details on the differences between these benefits and the benefits described in the body of this prospectus.

SEPARATE ACCOUNT ANNUAL EXPENSES - THE MORTALITY AND EXPENSE RISK (M&E) CHARGE[(1)]

                                                                                    ACCUMULATION PHASE
                                                                              CURRENT               MAXIMUM
                                                                             M&E CHARGE           M&E CHARGE
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(2)]
 THE FOLLOWING VERSIONS OF THESE BENEFITS WERE AVAILABLE FOR SELECTION FROM JANUARY 26, 2009 UNTIL APRIL 27, 2009.
   TARGET DATE 10 BENEFIT[(3)]                                                 0.55%                 0.55%
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT[(3)]
    SINGLE LIFETIME PLUS PAYMENTS                                              0.95%               1.60%[(5)]
    JOINT LIFETIME PLUS PAYMENTS                                               1.10%               1.75%[(6)]
 THE FOLLOWING VERSIONS OF THESE BENEFITS WERE AVAILABLE BEFORE JANUARY 26, 2009, BUT ARE NO LONGER AVAILABLE.
   TARGET DATE RETIREMENT BENEFIT[(3)]                                         0.40%                 0.40%
   LIFETIME PLUS BENEFIT[(3)]
    SINGLE LIFETIME PLUS PAYMENTS                                              0.70%               1.50%[(4)]
    JOINT LIFETIME PLUS PAYMENTS                                               0.85%               1.65%[(5)]
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT[(3)]
    SINGLE LIFETIME PLUS PAYMENTS[(6)]                                         0.80%               1.60%[(4)]
    JOINT LIFETIME PLUS PAYMENTS[(7)]                                          0.95%               1.75%[(5)]

(1)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. We assess the M&E charge against the Accumulation Unit value during the Accumulation Phase and against the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(2)Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(3)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.
(4)This is the maximum charge we could impose if you add the benefit after issue, if you remove a Covered Person, upon a reset of any of the guaranteed values available under any of the Lifetime Plus Benefits, or if you receive an automatic increase to your Lifetime Plus Payments. For more information, please see section 11.b, The Lifetime Plus Benefits.
(5)This is the maximum charge we could impose if you add the benefit after issue, upon a reset of any of the guaranteed values available under any of the Lifetime Plus Benefits, or if you receive an automatic increase to your Lifetime Plus Payments. For more information, please see section 11.b, The Lifetime Plus Benefits.
(6)On the Benefit Date the current M&E charge reduces to 0.70%, and the maximum M&E charge reduces to 1.50%.
(7)On the Benefit Date the current M&E charge reduces to 0.85%, and the maximum M&E charge reduces to 1.65%.

If you remove the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit from your Contract, we will no longer assess the additional M&E charge associated with that benefit as of the rider termination date.

CHANGING THE M&E CHARGE IF YOU REMOVE A COVERED PERSON
If you select joint Lifetime Plus Payments under the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and you remove a joint Covered Person from your Contract, we will change the additional M&E charge for your selected benefit if this amount differs from the current additional M&E charge on your Contract as follows.
o IF YOU HAVE A LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT THAT
  DOES NOT INCLUDE THE CUMULATIVE WITHDRAWAL BENEFIT: We will change the additional M&E charge for your selected benefit to equal the additional M&E charge for the same newly issued benefit with single Lifetime Plus Payments.





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o IF YOU HAVE THE LIFETIME PLUS 10 BENEFIT; OR IF YOU HAVE A LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT THAT INCLUDES THE CUMULATIVE WITHDRAWAL
  BENEFIT: If we are still offering your selected benefit in any state, we will change the charge to equal the current additional M&E charge for your selected benefit with single Lifetime Plus Payments that is available at that time. If we are no longer offering your selected benefit, we reserve the right to declare a new additional M&E charge. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT WITH SINGLE LIFETIME PLUS PAYMENTS THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THIS APPENDIX.

CHANGING THE M&E CHARGE FOR THE LIFETIME PLUS BENEFIT IF YOU RESET THE 5% ANNUAL INCREASE
If your Contract includes the Lifetime Plus Benefit and you reset the 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus Benefit and payment type (single life or joint life) to equal the additional M&E charge that is in effect for the same newly issued benefit as of the reset anniversary IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in this appendix.

CHANGING THE M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT IF WE RESET THE ENHANCED 5% ANNUAL INCREASE
If your Contract includes the Lifetime Plus II Benefit and we reset the Enhanced 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus II Benefit and payment type as follows.
o IF YOU HAVE A LIFETIME PLUS II BENEFIT THAT DOES NOT INCLUDE THE
  CUMULATIVE WITHDRAWAL BENEFIT: We may change the additional M&E charge to equal the additional M&E charge that is in effect for a newly issued benefit and payment type as of the reset anniversary.
o IF YOU HAVE A LIFETIME PLUS II BENEFIT THAT INCLUDES THE CUMULATIVE
  WITHDRAWAL BENEFIT: If we are still offering the Lifetime Plus II Benefit in any state, we will change the charge to equal the current additional M&E charge for the Lifetime Plus II Benefit and your selected payment type (single life or joint life) that is available at that time. If we are no longer offering the Lifetime Plus II Benefit, we reserve the right to declare a new additional M&E charge for the benefit. However, we guarantee that any new additional M&E charge will not be greater than the maximum additional M&E charge for the Lifetime Plus II Benefit and your selected payment type (single life or joint life) that we declared when you purchased your Contract and is set forth in this appendix.

WE WILL ONLY CHANGE THE ADDITIONAL M&E CHARGE FOR YOUR BENEFIT IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. In addition, we will not change the additional M&E charge for your benefit if you have not received a reset to the Enhanced 5% Annual Increase. We will make any change as of the 60th day after the reset anniversary, or on the next Business Day if the 60th day is not a Business Day. If this change reduces the additional M&E charge for the benefit, then we will make the change and send you a confirmation letter. If this change increases the additional M&E charge for the Lifetime Plus II Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets and we will not establish any Enhanced 5% Annual Increases or Enhanced 10-Year Values on future Contract Anniversaries, but you will keep the most recent reset and the most recent Enhanced 5% Annual Increase and Enhanced 10-Year Value. If you do not notify us of your intention to decline the increase to the additional M&E charge for the Lifetime Plus II Benefit during the 30-day notice period, we will assume you have accepted the increase and we will make the change. If you accept an increase to the additional M&E charge associated with the Lifetime Plus II Benefit, then you continue to be eligible to receive future resets.

NOTE: You must specifically "opt out" of future automatic resets of the Enhanced 5% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.

CHANGING THE M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT IF WE RESET THE 10% ANNUAL INCREASE
If your Contract includes the Lifetime Plus 10 Benefit and we reset the 10% Annual Increase at any time during the Contract Year, we may change the additional M&E charge for the Lifetime Plus 10 Benefit on the next Contract Anniversary. If we are still offering the Lifetime Plus 10 Benefit in any state, we will change the charge to equal the current additional M&E charge for the Lifetime Plus 10 Benefit and your selected payment type (single life or joint life) that is available at that time IF THIS AMOUNT DIFFERS FROM THE CURRENT ADDITIONAL M&E CHARGE ON YOUR CONTRACT. If we are no longer offering the Lifetime Plus 10 Benefit, we reserve the right to declare a new additional M&E charge for the benefit. However, we guarantee that any new additional M&E charge will not be greater than the maximum additional





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

M&E charge for the Lifetime Plus 10 Benefit and your selected payment type (single life or joint life) that we declared when you purchased your Contract and is set forth in this appendix.

We will not change the additional M&E charge for the Lifetime Plus 10 Benefit on a Contract Anniversary if you have not received a reset to the 10% Annual Increase during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 10 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If this change reduces the additional M&E charge for the Lifetime Plus 10 Benefit, then we will make the change and send you a confirmation letter. IF THIS CHANGE INCREASES THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT, WE WILL SEND YOU WRITTEN NOTICE OF THE INTENDED INCREASE AND PROVIDE YOU AT LEAST A 30-DAY NOTICE PERIOD TO DECLINE THE INCREASE. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 10% Annual Increase, but you will keep all previous resets. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with the Lifetime Plus 10 Benefit, then you will continue to be eligible to receive future resets.

NOTE: You must specifically "opt out" of future automatic resets of the 10% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.

CHANGING THE M&E CHARGE IF YOU RECEIVE AN ANNUAL PAYMENT INCREASE TO THE LIFETIME PLUS PAYMENTS
If your Contract includes one of the Lifetime Plus Benefits discussed in this appendix and you receive an annual payment increase to your Lifetime Plus Payment we may change the additional M&E charge for your selected benefit as follows.
o IF YOU HAVE A LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT THAT
  DOES NOT INCLUDE THE CUMULATIVE WITHDRAWAL BENEFIT: We may change the additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary to equal the additional M&E Charge for the same newly issued benefit and payment type on that fifth Benefit Anniversary.
o IF YOU HAVE THE LIFETIME PLUS 10 BENEFIT; OR IF YOU HAVE A LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT THAT INCLUDES THE CUMULATIVE WITHDRAWAL
  BENEFIT: We may change the additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary. If we are still offering your selected benefit in any state, we will change the charge to equal the current additional M&E charge for your selected benefit and payment type (single life or joint life) that is available at that time. If we are no longer offering your selected benefit in any state, we reserve the right to declare a new additional M&E charge for the benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THIS APPENDIX.

We will only change the additional M&E charge for your benefit if this amount differs from the current additional M&E charge on your Contract. However, if you have not received an increase to your annual maximum Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for your selected benefit.

We will make any change as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive future annual payment increases to your Lifetime Plus Payments (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit), but you will keep the most recent annual payment increase. Also, your annual Lifetime Plus Payment amount (or annual maximum Lifetime Plus Payment for Contracts with the Cumulative Withdrawal Benefit) will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until your benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR YOUR BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU ACCEPT THE INCREASE AND WE WILL





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with your benefit, then you continue to be eligible to receive future annual payment increases.

NOTE: If we change the additional M&E charge for the Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process this change will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE FOR CONTRACTS WITH ONE OF THE LIFETIME PLUS BENEFITS LISTED IN THIS APPENDIX ISSUED TO CIVIL UNION PARTNERS IN NEW JERSEY
In the state of New Jersey we allow civil union partners to be Joint Owners and/or joint Covered Persons. However, CIVIL UNION PARTNERS ARE TREATED DIFFERENTLY THAN PERSONS WHO ARE RECOGNIZED AS SPOUSES UNDER THE FEDERAL TAX LAW AND THIS AFFECTS HOW LONG LIFETIME PLUS PAYMENTS WILL CONTINUE AND WHEN YOUR BENEFIT WILL TERMINATE. Specifically, with respect to federally recognized spouses, upon the death of one spouse, the surviving spouse can continue the Contract. In addition, if the spouses were joint Covered Persons and had begun receiving Lifetime Plus Payments, the payments continue for the entire lifetime of the survivor if they elect to continue the Contract. Continuation of the Contract and Lifetime Plus Payments may not always be available to a surviving civil union partner. If Lifetime Plus Payments have begun and the Contract Value has been reduced to zero at the time of the first civil union partner's death, and the surviving civil union partner is a Covered Person, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. If instead the Contract Value is positive at the time of the first civil union partner's death, Lifetime Plus Payments will generally stop and the selected Lifetime Plus Benefit will terminate with the following exception. For Contracts jointly owned by civil union partners, if within one year of the date of death of one civil union partner the surviving civil union partner who is also a Covered Person does not choose to receive the death benefit or take a Full Annuitization, and the Contract Value reduces to zero BEFORE THE ONE YEAR ANNIVERSARY, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. However, in this instance if the Contract Value is positive on the one year anniversary of the first civil union partner's death, Lifetime Plus Payments will stop and the selected Lifetime Plus Benefit will terminate on that one year anniversary. Because of these restrictions it may be more advantageous to civil union partners that are considering purchasing a Contract with one of the Lifetime Plus Benefits to purchase ONE SOLELY OWNED CONTRACT FOR EACH PARTNER AND APPOINT ONLY ONE COVERED PERSON. WE STRONGLY ADVISE CIVIL UNION PARTNERS TO CONSULT A TAX ADVISER BEFORE PURCHASING A CONTRACT AS JOINT OWNERS OR APPOINTING THEMSELVES AS JOINT COVERED PERSONS. For more information about how civil union partnerships affect Lifetime Plus Payments, please see your selected Lifetime Plus Benefit rider.

DIFFERENCES FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT THAT DO NOT INCLUDE THE CUMULATIVE WITHDRAWAL BENEFIT
The initial Lifetime Plus Payment must be at least $100. If you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o If you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution. We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

On each Benefit Anniversary after the Benefit Date, and before the older Covered Person's 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person. You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit
Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if





 The Allianz Vision[SM] Variable Annuity Contract Prospectus - April 27, 2009 your Contract Value increases 5%, your annual Lifetime Plus Payment will increase 5%. On each Benefit Anniversary you may also receive an annual payment increase if the annual Lifetime Plus Payment percentage increases based on the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) and the new percentage, when applied to the Contract Value results in a higher Lifetime Plus Payment.

THE FOLLOWING REPLACES THE FIRST BULLET POINT UNDER "ON AND AFTER THE BENEFIT DATE THAT YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING" IN PROSPECTUS SECTION 11.B, THE LIFETIME PLUS BENEFITS (5.09) - TERMINATION OF THE LIFETIME PLUS II BENEFIT (5.09) AND THE LIFETIME PLUS 10 BENEFIT (5.09).
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value. (If you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value.)
DIFFERENCE IN THE BENEFIT BASE FOR CONTRACTS WITH THE LIFETIME PLUS BENEFIT
We base the initial Lifetime Plus Payments on the Benefit Base and the age band payment percentage of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.

On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:
o the Contract Value,
o the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value).

NOTE: WE WILL NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE OR THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value under that benefit.

THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT

Under the 5% Annual Increase we guarantee that, if you selected the Lifetime Plus Benefit at issue and we receive all Purchase Payments within 90 days of the Issue Date, then:
o before the tenth Contract Anniversary, the 5% Annual Increase will equal total Purchase Payments, compounded by 5% on each Contract Anniversary; and
o on the tenth Contract Anniversary, and thereafter, the 5% Annual
  Increase will equal the Enhanced 10-Year Value, which is twice the total Purchase Payments.

Under the 5% Annual Increase we guarantee that, if you selected the Lifetime Plus Benefit after the Issue Date, or upon a reset of the 5% Annual Increase (see the discussion later in this section) and you make no additional Purchase Payments after the rider effective date or reset anniversary, then:
o before the tenth Contract Anniversary following the rider effective date or reset anniversary, the 5% Annual Increase will equal the Contract Value as of the rider effective date or reset anniversary, compounded by 5% on each subsequent Contract Anniversary; and
o on the tenth Contract Anniversary following the rider effective date or reset anniversary, and thereafter, the 5% Annual Increase will equal the Enhanced 10-Year Value, which is twice the Contract Value as of the rider effective date or reset anniversary.

If we receive any additional Purchase Payments more than 90 days after the Issue Date - or, if we receive them at any time after the rider effective date or reset anniversary - then we will add these payments to the 5% Annual Increase and Enhanced 10-Year Value as follows.
o We will add the Purchase Payment to the 5% Annual Increase on the Business Day we receive it, but we will not apply the 5% compounding to the Purchase Payment until the second Contract Anniversary after we receive it. On the second Contract Anniversary after we receive a Purchase Payment, we will apply 5% compounding to the payment for both the current Contract Anniversary and the previous Contract Anniversary.
o We will add the Purchase Payment to the Enhanced 10-Year Value on the Business Day we receive it, but we will not double the Purchase Payment until the eleventh Contract Anniversary that occurs after we receive it.






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

We adjust the 5% Annual Increase and the Enhanced 10-Year Value proportionately for each partial withdrawal and Partial Annuitization. The 5% Annual Increase will never exceed the Enhanced 10-Year Value.

A PURCHASE PAYMENT DOES NOT BECOME DOUBLED AS GUARANTEED BY THE ENHANCED 10-YEAR VALUE UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER WE RECEIVE IT. THEREFORE, IF YOU MAKE A LARGE ADDITIONAL PURCHASE PAYMENT, YOU SHOULD CONSIDER WHETHER THIS WAITING PERIOD IS APPROPRIATE FOR YOU.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE 10TH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY.

For more details and examples of how we calculate the 5% Annual Increase and the Enhanced 10-Year Value, please see Appendix A.

NOTE: In your Contract the Enhanced 10-Year Value under the Lifetime Plus Benefit is called the 5% Annual Increase Cap.

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT

Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year, excepting on the first Contract Anniversary only these Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in good order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.

NOTE:  You cannot request a reset:
o on or after the older Covered Person's 81st birthday,
o on or after the Benefit Date that you exercise the Lifetime Plus
  Benefit,
o on or after the Income Date that you take a Full Annuitization, or
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year, excepting on the first Contract Anniversary only these Purchase Payments received within 90 days of the Issue Date.

CALCULATING THE 5% ANNUAL INCREASE

We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date is the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5%






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:
  b + [1.05 x (a - b)]
  where:
     a =The 5% Annual Increase as of the immediately preceding Business Day.
     b =Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:
  d + [1.05 x (c - d + (0.05 x e))]
  where:
     c =The 5% Annual Increase as of the immediately preceding Business Day.
     d =Purchase Payments* received during the last Contract Year.
     e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and THE 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE.

CALCULATING THE ENHANCED 10-YEAR VALUE

We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you select the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date is two times the Purchase Payments received on the Issue Date. If you select the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you select the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following:
o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).






 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following:
o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION

o You purchase a Contract with the Lifetime Plus Benefit. You make an initial Purchase Payment of $50,000 on the Issue Date. You make a second Purchase Payment of $50,000 during the third month of the Contract, and you make a third Purchase Payment of $50,000 during the second Contract Year.

                                                                      5% ANNUAL ENHANCED  5% ANNUAL INCREASE USED TO DETERMINE THE
                                                                      INCREASE   10-YEAR                BENEFIT BASE
                                                                                  VALUE
Issue Date                                                             $ 50,000 $100,000*                                 $ 50,000
The Business Day we receive the second Purchase Payment in the third  $100,000*  $150,000                                 $100,000
  month
First Contract Anniversary                                             $105,000  $200,000                                 $105,000
The Business Day we receive the third Purchase Payment in the second   $155,000  $250,000                                 $155,000
  Contract Year
Second Contract Anniversary                                            $160,250  $250,000                                 $160,250
Third Contract Anniversary                                             $170,888  $250,000                                 $170,888
Fourth Contract Anniversary                                            $179,432  $250,000                                 $179,432
Fifth Contract Anniversary                                             $188,403  $250,000                                 $188,403
Sixth Contract Anniversary                                             $197,824  $250,000                                 $197,824
Seventh Contract Anniversary                                           $207,715  $250,000                                 $207,715
Eighth Contract Anniversary                                            $218,101  $250,000                                 $218,101
Ninth Contract Anniversary                                             $229,006  $250,000                                 $229,006
Tenth Contract Anniversary                                             $240,456  $250,000                                 $250,000
11th Contract Anniversary                                                        $250,000                                 $250,000
12th Contract Anniversary                                                        $300,000                                 $300,000

* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the 10th anniversary for purposes of the Enhanced 10-Year Value.


o On the Issue Date, the 5% Annual Increase is equal to the Purchase
  Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).





 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

o During the third month, on the Business Day we receive the second
  Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
  $150,000).

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
  $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. However, since we have not had the third Purchase Payment for an entire Contract Year, we do not apply the 5% compounding to the third Purchase Payment ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). In
  addition, we will not double the third Purchase Payment under the Enhanced 10-Year Value until we have had it for ten full Contract Years, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5%
  Annual Increase. Because we have had the third Purchase Payment for one full Contract Year we now apply 5% compounding to the payment for both the third Contract Anniversary and the second Contract Anniversary (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years since we received the third Purchase Payment. On each of these Contract Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.
o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).
o On the 12th Contract Anniversary we have now had the third Purchase
  Payment for ten full Contract Years, so we add the third payment to the Enhanced 10-Year Value again, thereby doubling that payment ($250,000 + $50,000 = $300,000).

EXAMPLE OF THE EFFECT OF A LARGE ADDITIONAL PURCHASE PAYMENT ON THE ENHANCED 10-YEAR VALUE

This example is intended to show why, if you make a large additional Purchase Payment to the Contract, you may be able to access a higher Benefit Base under one of the other available Lifetime Plus Benefits if you instead apply the Purchase Payment to a new Contract.

Assume you purchased a contract with the Lifetime Plus Benefit. You made an initial Purchase Payment of $100,000 on the Issue Date and you make a second Purchase Payment of $100,000 during the second Contract Year and you do not reset the 5% Annual Increase. On the tenth Contract Anniversary the Enhanced 10-Year Value would be $300,000 (twice the initial Purchase Payment, plus the second Purchase Payment; we would not yet have doubled the second payment because we have not had it for ten full Contract Years) and we guarantee that the Benefit Base used to calculate Lifetime Plus Payments as of the tenth Contract Anniversary would be at least $300,000.

Suppose instead you purchased one Contract with the Lifetime Plus Benefit with an initial Purchase Payment of $100,000. Two years later you purchase a second Contract with the Lifetime Plus II Benefit (5.09) with an initial Purchase Payment of $100,000 instead of applying this $100,000 to the first Contract as an additional payment. On the tenth Contract Anniversary after you purchased the first Contract the 5% Annual Increase would equal $200,000 (the Enhanced 10-Year Value) for that Contract and the Enhanced 5% Annual Increase on the second Contract would be $147,746 ($100,000 compounded by 5% for eight years, assuming no automatic resets of the Enhanced 5% Annual Increase occurred). We guarantee that the total Benefit Base for both Contracts at this time would be at least $347,746, which is more than would have been available to you if you had made two Purchase Payments to one single Contract. However, if you waited until the 12th Contract Anniversary after you made the first Purchase Payment the total combined 5% Annual Increase and Enhanced 5% Annual Increase under both scenarios would be $400,000 because we would have all the Purchase Payments for at least ten full Contract Years and the payments would, therefore, have doubled.




 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

DIFFERENCES IN THE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS FOR THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT IF YOU SELECTED THE LIFETIME PLUS II BENEFIT OR LIFETIME PLUS 10 BENEFIT ON OR AFTER JANUARY 26, 2009: We restrict your selection of certain Investment Options; we require that you have 100% of your total Contract Value in the Group C Investment Options, and we do not permit you to have any of your Contract Value in the Group A or Group B Investment Options.

IF YOU SELECTED THE LIFETIME PLUS BENEFIT, LIFETIME PLUS II BENEFIT OR LIFETIME PLUS 10 BENEFIT BEFORE JANUARY 26, 2009: We restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows. We will only allow you to make allocations and transfers to and from the Group A and Group B Investment Options as long as you do not exceed these limitations.
o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP
  A AND GROUP B INVESTMENT OPTIONS.
o WE DO NOT LIMIT THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE
  GROUP C INVESTMENT OPTIONS.

                                GROUP A INVESTMENT OPTIONS[(1)]
AZL COLUMBIA SMALL CAP VALUE FUND         AZL TARGETPLUS GROWTH FUND
AZL COLUMBIA TECHNOLOGY FUND              AZL TARGETPLUS MODERATE FUND
AZL FRANKLIN SMALL CAP VALUE FUND         AZL TURNER QUANTITATIVE SMALL CAP GROWTH FUND
AZL FUSION GROWTH FUND                    AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
AZL OCC OPPORTUNITY FUND                  DAVIS VA FINANCIAL PORTFOLIO
AZL SCHRODER EMERGING MARKETS EQUITY FUND FRANKLIN INCOME SECURITIES FUND
AZL SCHRODER INTERNATIONAL SMALL CAP FUND FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
AZL SMALL CAP STOCK INDEX FUND            PIMCO VIT COMMODITYREALRETURN STRATEGY PORTFOLIO

(1)FOR ANY LIFETIME PLUS BENEFIT ADDED TO YOUR CONTRACT BEFORE JANUARY 26, 2009, THE FOLLOWING FUNDS ARE INCLUDED IN THE GROUP C

INVESTMENT OPTIONS AND ARE NOT INCLUDED IN THE GROUP A INVESTMENT OPTIONS: AZL
  Fusion Growth Fund, AZL TargetPLUS Growth Fund,

AZL TargetPLUS Moderate Fund, Franklin Income Securities Fund, and Franklin
  Templeton VIP Founding Funds Allocation Fund.

                               GROUP B INVESTMENT OPTIONS
AZL AIM INTERNATIONAL EQUITY FUND       AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
AZL BLACKROCK CAPITAL APPRECIATION FUND AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
AZL BLACKROCK GROWTH FUND               AZL S&P 500 INDEX FUND
AZL COLUMBIA MID CAP VALUE FUND         AZL TARGETPLUS EQUITY FUND
AZL DAVIS NY VENTURE FUND               AZL VAN KAMPEN COMSTOCK FUND
AZL DREYFUS EQUITY GROWTH FUND          AZL VAN KAMPEN GLOBAL FRANCHISE FUND
AZL FIRST TRUST TARGET DOUBLE PLAY FUND AZL VAN KAMPEN GROWTH AND INCOME FUND
AZL JENNISON 20/20 FOCUS FUND           AZL VAN KAMPEN MID CAP GROWTH FUND
AZL JPMORGAN LARGE CAP EQUITY FUND      MUTUAL GLOBAL DISCOVERY SECURITIES FUND
AZL JPMORGAN U.S. EQUITY FUND           MUTUAL SHARES SECURITIES FUND
AZL NACM INTERNATIONAL FUND             OPCAP MID CAP PORTFOLIO
AZL OPPENHEIMER GLOBAL FUND             TEMPLETON GROWTH SECURITIES FUND







 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                                 GROUP C INVESTMENT OPTIONS
AZL ALLIANZ GLOBAL INVESTORS SELECT FUND           BLACKROCK GLOBAL ALLOCATION V.I. FUND
AZL BALANCED INDEX STRATEGY FUND                   FRANKLIN HIGH INCOME SECURITIES FUND
AZL FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND FRANKLIN U.S. GOVERNMENT FUND
AZL FUSION BALANCED FUND                           FRANKLIN ZERO COUPON FUND 2010
AZL FUSION CONSERVATIVE FUND                       PIMCO VIT ALL ASSET PORTFOLIO
AZL FUSION MODERATE FUND                           PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
AZL MODERATE INDEX STRATEGY FUND                   PIMCO VIT GLOBAL BOND PORTFOLIO (UNHEDGED)
AZL MONEY MARKET FUND                              PIMCO VIT GLOBAL MULTI-ASSET PORTFOLIO
AZL TARGETPLUS BALANCED FUND                       PIMCO VIT HIGH YIELD PORTFOLIO
AZL VAN KAMPEN EQUITY AND INCOME FUND              PIMCO VIT REAL RETURN PORTFOLIO
                                                   PIMCO VIT TOTAL RETURN PORTFOLIO
                                                   TEMPLETON GLOBAL BOND SECURITIES FUND

THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.


FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


 The Allianz Vision[SM] Variable Annuity Contract Prospectus -  April 27, 2009

                                    PART B -
                     SAI-Existing and New Benefits Version
                                       1




                      STATEMENT OF ADDITIONAL INFORMATION
                               ALLIANZ VISION[SM]
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE(R) VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)


                                 APRIL 27, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197


                               TABLE OF CONTENTS
                    ALLIANZ LIFE..........................2
                    EXPERTS...............................2
                    LEGAL OPINIONS........................2
                    DISTRIBUTOR...........................2
                    REDUCTION OR ELIMINATION OF
                      THE WITHDRAWAL CHARGE...............3
                    FEDERAL TAX STATUS....................3
                      General.............................3
                      Diversification.....................4
                      Owner Control.......................4
                      Contracts Owned by Non-Individuals..5
                      Income Tax Withholding..............5
                      Required Distributions..............5
                      Qualified Contracts.................5
                    ANNUITY PROVISIONS....................6
                      Annuity Units/Calculating
                      Variable Annuity Payments...........7
                    MORTALITY AND EXPENSE RISK GUARANTEE..7
                    FINANCIAL STATEMENTS..................7
                    APPENDIX - CONDENSED FINANCIAL INFORMATION8



                                                                     VISSAI-0409



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.


EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.


LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:


CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                    $207,968,987.55                                            $0
    2007                    $218,444,880.80                                            $0
    2008                    $198,319,091.42                                            $0


We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest




    The Allianz Vision[ SM ]Variable Annuity Contract SAI - April 27, 2009 payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities




REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal



    The Allianz Vision[ SM ]Variable Annuity Contract SAI - April 27, 2009 the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically



    The Allianz Vision[ SM ]Variable Annuity Contract SAI - April 27, 2009 consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.


We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.


Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were available as of December 31, 2008 are found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts that were available as of December 31, 2008 is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                   M&E CHARGES
VISB  Allianz Vision - Contract with the Bonus Option...............                                                        1.70%
1....
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments       2.95%
10.... under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and the Target Date Retirement Benefit                                2.10%
11....
VISB  Allianz Vision - Contract with the Bonus Option and Quarterly Value Death Benefit                                     2.00%
2.....
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and the Target Date Retirement         2.40%
3..... Benefit Contract with the Bonus Option and single Lifetime Plus Payments under the
      Lifetime Plus Benefit; and Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime
      Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and                                    2.70%
4..... single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value
      Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and joint Lifetime Plus Payments under the                            2.55%
5..... Lifetime Plus Benefit; and Contract with the Bonus Option and joint Lifetime Plus Payments under the
      Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments       2.85%
6..... under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value Death Benefit and joint
      Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN).........................................
VISB  Allianz Vision - Contract with the Bonus Option and single Lifetime Plus Payments under the                           2.50%
7..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments      2.80%
8..... under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and joint Lifetime Plus Payments under the                            2.65%
9..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and the                        2.45%
1..... Target Date Retirement Benefit; Contract with the No Withdrawal Charge and single Lifetime Plus Payments under the
      Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and single Lifetime Plus       2.75%
2..... Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death
      Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE
      PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge and joint Lifetime Plus Payments under the Lifetime Plus      2.60%
3..... Benefit; and Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime
      Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and joint Lifetime Plus        2.90%
4..... Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death
      Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE
      PAYMENTS BEGIN)


    The Allianz Vision [SM] Variable Annuity Contract SAI -  April 27, 2009


                                       9



VISC  Allianz Vision - Contract with the No Withdrawal Charge Option and the Target Date Retirement Benefit                 2.15%
5.....
VISC  Allianz Vision - Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the            2.55%
7..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime     2.85%
8..... Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (BEFORE PAYMENTS BEGIN).......................................
VISC  Allianz Vision - Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime    2.70%
9..... Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the      2.65%
10.... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Target Date Retirement Benefit                                                1.80%
11....
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit                                                 1.70%
2.....
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and the Target Date Retirement Benefit; Base    2.10%
3..... Contract with single Lifetime Plus Payments under the Lifetime Plus Benefit; and
      Base Contracts with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the     2.40%
4..... Lifetime Plus Benefit; and Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus Benefit; and                 2.25%
5..... Base Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the      2.55%
6..... Lifetime Plus Benefit; and Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime      2.20%
7..... Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the     2.50%
8..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime       2.35%
9..... Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option                                                     1.65%
1.....
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint            2.90%
10.... Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (BEFORE PAYMENTS BEGIN).......................................
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and the Target Date Retirement Benefit              2.05%
11....
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit                   1.95%
2.....
VISL  Allianz Vision - Contract with the Short Withdrawal Charge, Quarterly Value Death Benefit and the Target Date         2.35%
3..... Retirement Benefit; Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the
      Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single           2.65%
4..... Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option,
      Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime
      Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the          2.50%
5..... Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint            2.80%
6..... Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option,
      Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus
      10 Benefit (ONCE PAYMENTS BEGIN)


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009


                                       10



VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the         2.45%
7..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single           2.75%
8..... Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (BEFORE PAYMENTS BEGIN).......................................
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the          2.60%
9..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)

The following Investment Options commenced operations under this Contract after December 31, 2008. Therefore, no AUV information is shown for them: AZL Allianz Global Investors Select Fund; AZL Balanced Index Strategy Fund; AZL[ ]Franklin Templeton Founding Strategy Plus Fund; AZL Fusion Conservative Fund; AZL International Index Fund; AZL Moderate Index Strategy Fund; AZL OCC Growth Fund; and PIMCO VIT Global Multi-Asset Portfolio.


(Number of Accumulation Units in thousands)



                                                Number of
                                      AUV      Accumulation
              Period                  at          Units
              or         AUV at       End      Outstanding
 Benefit      Year       Beginning    of        at End of
 Option *      Ended     of Period    Period     Period
------------ ---------- ------------ -------- --------------
------------------------------------------------------------
Investment Option
------------------------------------------------------------
AZL AIM International Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     19.496          221
        12/31/2008     19.496     11.211          313
VISB 10      2.95%
        12/31/2007        N/A     18.161            0
        12/31/2008     18.161     10.313           27
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.915           35
VISB 2       2.00%
        12/31/2007        N/A     19.167           92
        12/31/2008     19.167     10.988           77
VISB 3       2.40%
        12/31/2007        N/A     18.736            0
        12/31/2008     18.736     10.699           96
VISB 4       2.70%
        12/31/2007        N/A     18.420            0
        12/31/2008     18.420     10.487           25
VISB 5       2.55%
        12/31/2007        N/A     18.578            0
        12/31/2008     18.578     10.592           55
VISB 6       2.85%
        12/31/2007        N/A     18.264            0
        12/31/2008     18.264     10.382           10
VISB 7       2.50%
        12/31/2007        N/A     18.630            0
        12/31/2008     18.630     10.628           86
VISB 8       2.80%
        12/31/2007        N/A     18.316            0
        12/31/2008     18.316     10.417           32
VISB 9       2.65%
        12/31/2007        N/A     18.473            0
        12/31/2008     18.473     10.522           93
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.663            3
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.452            0


VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.557            2
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.347            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.879            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.592            3
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.382            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.487            4
VISI 10      2.65%
        12/31/2007        N/A     18.473            0
        12/31/2008     18.473     10.522           16
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     11.136           77
VISI 2       1.70%
        12/31/2007        N/A     19.496           54
        12/31/2008     19.496     11.211           59
VISI 3       2.10%
        12/31/2007        N/A     19.058            0
        12/31/2008     19.058     10.915          103
VISI 4       2.40%
        12/31/2007        N/A     18.736            0
        12/31/2008     18.736     10.699           18
VISI 5       2.25%
        12/31/2007        N/A     18.897            0
        12/31/2008     18.897     10.806          102
VISI 6       2.55%
        12/31/2007        N/A     18.578            0
        12/31/2008     18.578     10.592            3




    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 7       2.20%
        12/31/2007        N/A     18.950            0
        12/31/2008     18.950     10.843          252
VISI 8       2.50%
        12/31/2007        N/A     18.630            0
        12/31/2008     18.630     10.628           42
VISI 9       2.35%
        12/31/2007        N/A     18.790            0
        12/31/2008     18.790     10.735          223
VISL 1       1.65%
        12/31/2007        N/A     19.551           76
        12/31/2008     19.551     11.248          157
VISL 10      2.90%
        12/31/2007        N/A     18.212            0
        12/31/2008     18.212     10.347           23
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.952           12
VISL 2       1.95%
        12/31/2007        N/A     19.221           42
        12/31/2008     19.221     11.025           46
VISL 3       2.35%
        12/31/2007        N/A     18.790            0
        12/31/2008     18.790     10.735           56
VISL 4       2.65%
        12/31/2007        N/A     18.473            0
        12/31/2008     18.473     10.522           11
VISL 5       2.50%
        12/31/2007        N/A     18.630            0
        12/31/2008     18.630     10.628           25
VISL 6       2.80%
        12/31/2007        N/A     18.316            0
        12/31/2008     18.316     10.417            3
VISL 7       2.45%
        12/31/2007        N/A     18.683            0
        12/31/2008     18.683     10.663           79
VISL 8       2.75%
        12/31/2007        N/A     18.368            0
        12/31/2008     18.368     10.452           22
VISL 9       2.60%
        12/31/2007        N/A     18.525            0
        12/31/2008     18.525     10.557           82
AZL BlackRock Capital Appreciation Fund
VISB 1       1.70%
        12/31/2007        N/A     13.005           57
        12/31/2008     13.005      8.135           71
VISB 10      2.95%
        12/31/2007        N/A     12.578            0
        12/31/2008     12.578      7.770            3
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.016           19
VISB 2       2.00%
        12/31/2007        N/A     12.901           17
        12/31/2008     12.901      8.046           21
VISB 3       2.40%
        12/31/2007        N/A     12.764            0
        12/31/2008     12.764      7.929           70


VISB 4       2.70%
        12/31/2007        N/A     12.662            0
        12/31/2008     12.662      7.842            3
VISB 5       2.55%
        12/31/2007        N/A     12.713            0
        12/31/2008     12.713      7.885           29
VISB 6       2.85%
        12/31/2007        N/A     12.611            0
        12/31/2008     12.611      7.798            2
VISB 7       2.50%
        12/31/2007        N/A     12.730            0
        12/31/2008     12.730      7.899           31
VISB 8       2.80%
        12/31/2007        N/A     12.628            0
        12/31/2008     12.628      7.813           19
VISB 9       2.65%
        12/31/2007        N/A     12.679            0
        12/31/2008     12.679      7.856           67
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.914            4
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.827            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.870            7
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.784            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.002            4
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.885            5
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.798            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.842           11
VISI 10      2.65%
        12/31/2007        N/A     12.679            0
        12/31/2008     12.679      7.856            7
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.106           80
VISI 2       1.70%
        12/31/2007        N/A     13.005           10
        12/31/2008     13.005      8.135           29
VISI 3       2.10%
        12/31/2007        N/A     12.867            0
        12/31/2008     12.867      8.016           84
VISI 4       2.40%
        12/31/2007        N/A     12.764            0
        12/31/2008     12.764      7.929           15



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 5       2.25%
        12/31/2007        N/A     12.815            0
        12/31/2008     12.815      7.972           67
VISI 6       2.55%
        12/31/2007        N/A     12.713            0
        12/31/2008     12.713      7.885            2
VISI 7       2.20%
        12/31/2007        N/A     12.832            0
        12/31/2008     12.832      7.987          139
VISI 8       2.50%
        12/31/2007        N/A     12.730            0
        12/31/2008     12.730      7.899           38
VISI 9       2.35%
        12/31/2007        N/A     12.781            0
        12/31/2008     12.781      7.943          180
VISL 1       1.65%
        12/31/2007        N/A     13.023           28
        12/31/2008     13.023      8.150           69
VISL 10      2.90%
        12/31/2007        N/A     12.594            0
        12/31/2008     12.594      7.784            6
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.032           31
VISL 2       1.95%
        12/31/2007        N/A     12.918            5
        12/31/2008     12.918      8.061           10
VISL 3       2.35%
        12/31/2007        N/A     12.781            0
        12/31/2008     12.781      7.943           51
VISL 4       2.65%
        12/31/2007        N/A     12.679            0
        12/31/2008     12.679      7.856            3
VISL 5       2.50%
        12/31/2007        N/A     12.730            0
        12/31/2008     12.730      7.899           23
VISL 6       2.80%
        12/31/2007        N/A     12.628            0
        12/31/2008     12.628      7.813            1
VISL 7       2.45%
        12/31/2007        N/A     12.747            0
        12/31/2008     12.747      7.914           46
VISL 8       2.75%
        12/31/2007        N/A     12.645            0
        12/31/2008     12.645      7.827           27
VISL 9       2.60%
        12/31/2007        N/A     12.696            0
        12/31/2008     12.696      7.870           74
AZL BlackRock Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     13.129          211
        12/31/2008     13.129      5.072          391
VISB 10      2.95%
        12/31/2007        N/A     12.230            0
        12/31/2008     12.230      4.666           25
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.938           30


VISB 2       2.00%
        12/31/2007        N/A     12.907           51
        12/31/2008     12.907      4.972           63
VISB 3       2.40%
        12/31/2007        N/A     12.617            0
        12/31/2008     12.617      4.840          117
VISB 4       2.70%
        12/31/2007        N/A     12.404            0
        12/31/2008     12.404      4.744           22
VISB 5       2.55%
        12/31/2007        N/A     12.510            0
        12/31/2008     12.510      4.792           41
VISB 6       2.85%
        12/31/2007        N/A     12.299            0
        12/31/2008     12.299      4.697           18
VISB 7       2.50%
        12/31/2007        N/A     12.546            0
        12/31/2008     12.546      4.808          190
VISB 8       2.80%
        12/31/2007        N/A     12.334            0
        12/31/2008     12.334      4.713           23
VISB 9       2.65%
        12/31/2007        N/A     12.439            0
        12/31/2008     12.439      4.760          153
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.824            6
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.729            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.776            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.682            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.922            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.792            9
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.697            7
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.744            2
VISI 10      2.65%
        12/31/2007        N/A     12.439            0
        12/31/2008     12.439      4.760           20
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.038          167
VISI 2       1.70%
        12/31/2007        N/A     13.129           44
        12/31/2008     13.129      5.072           67




    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 3       2.10%
        12/31/2007        N/A     12.834            0
        12/31/2008     12.834      4.938          175
VISI 4       2.40%
        12/31/2007        N/A     12.617            0
        12/31/2008     12.617      4.840           47
VISI 5       2.25%
        12/31/2007        N/A     12.725            0
        12/31/2008     12.725      4.889          145
VISI 6       2.55%
        12/31/2007        N/A     12.510            0
        12/31/2008     12.510      4.792            1
VISI 7       2.20%
        12/31/2007        N/A     12.761            0
        12/31/2008     12.761      4.906          369
VISI 8       2.50%
        12/31/2007        N/A     12.546            0
        12/31/2008     12.546      4.808           71
VISI 9       2.35%
        12/31/2007        N/A     12.653            0
        12/31/2008     12.653      4.857          288
VISL 1       1.65%
        12/31/2007        N/A     13.166          106
        12/31/2008     13.166      5.089          286
VISL 10      2.90%
        12/31/2007        N/A     12.264            0
        12/31/2008     12.264      4.682           20
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.955            7
VISL 2       1.95%
        12/31/2007        N/A     12.944           49
        12/31/2008     12.944      4.988           99
VISL 3       2.35%
        12/31/2007        N/A     12.653            0
        12/31/2008     12.653      4.857          156
VISL 4       2.65%
        12/31/2007        N/A     12.439            0
        12/31/2008     12.439      4.760           39
VISL 5       2.50%
        12/31/2007        N/A     12.546            0
        12/31/2008     12.546      4.808           64
VISL 6       2.80%
        12/31/2007        N/A     12.334            0
        12/31/2008     12.334      4.713           20
VISL 7       2.45%
        12/31/2007        N/A     12.581            0
        12/31/2008     12.581      4.824          108
VISL 8       2.75%
        12/31/2007        N/A     12.369            0
        12/31/2008     12.369      4.729           26
VISL 9       2.60%
        12/31/2007        N/A     12.475            0
        12/31/2008     12.475      4.776          165
AZL Columbia Mid Cap Value Fund
VISB 1       1.70%
        12/31/2007        N/A     10.267           69
        12/31/2008     10.267      4.830           94


VISB 10      2.95%
        12/31/2007        N/A     10.054            0
        12/31/2008     10.054      4.671            6
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.778           27
VISB 2       2.00%
        12/31/2007        N/A     10.216           11
        12/31/2008     10.216      4.791           14
VISB 3       2.40%
        12/31/2007        N/A     10.147            0
        12/31/2008     10.147      4.740           35
VISB 4       2.70%
        12/31/2007        N/A     10.096            0
        12/31/2008     10.096      4.702            8
VISB 5       2.55%
        12/31/2007        N/A     10.122            0
        12/31/2008     10.122      4.721           35
VISB 6       2.85%
        12/31/2007        N/A     10.071            0
        12/31/2008     10.071      4.683            1
VISB 7       2.50%
        12/31/2007        N/A     10.130            0
        12/31/2008     10.130      4.727           98
VISB 8       2.80%
        12/31/2007        N/A     10.079            0
        12/31/2008     10.079      4.689           12
VISB 9       2.65%
        12/31/2007        N/A     10.105            0
        12/31/2008     10.105      4.708           61
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.734           30
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.696            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.715           66
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.677            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.772            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.721            2
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.683            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.702           22
VISI 10      2.65%
        12/31/2007        N/A     10.105            0
        12/31/2008     10.105      4.708           11



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.817           68
VISI 2       1.70%
        12/31/2007        N/A     10.267           18
        12/31/2008     10.267      4.830           15
VISI 3       2.10%
        12/31/2007        N/A     10.198            0
        12/31/2008     10.198      4.778           98
VISI 4       2.40%
        12/31/2007        N/A     10.147            0
        12/31/2008     10.147      4.740           13
VISI 5       2.25%
        12/31/2007        N/A     10.173            0
        12/31/2008     10.173      4.759          163
VISI 6       2.55%
        12/31/2007        N/A     10.122            0
        12/31/2008     10.122      4.721            2
VISI 7       2.20%
        12/31/2007        N/A     10.181            0
        12/31/2008     10.181      4.766          109
VISI 8       2.50%
        12/31/2007        N/A     10.130            0
        12/31/2008     10.130      4.727           19
VISI 9       2.35%
        12/31/2007        N/A     10.156            0
        12/31/2008     10.156      4.746          170
VISL 1       1.65%
        12/31/2007        N/A     10.276           47
        12/31/2008     10.276      4.836           78
VISL 10      2.90%
        12/31/2007        N/A     10.063            0
        12/31/2008     10.063      4.677           17
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.785           34
VISL 2       1.95%
        12/31/2007        N/A     10.224           27
        12/31/2008     10.224      4.798           38
VISL 3       2.35%
        12/31/2007        N/A     10.156            0
        12/31/2008     10.156      4.746           58
VISL 4       2.65%
        12/31/2007        N/A     10.105            0
        12/31/2008     10.105      4.708           13
VISL 5       2.50%
        12/31/2007        N/A     10.130            0
        12/31/2008     10.130      4.727           60
VISL 6       2.80%
        12/31/2007        N/A     10.079            0
        12/31/2008     10.079      4.689            0
VISL 7       2.45%
        12/31/2007        N/A     10.139            0
        12/31/2008     10.139      4.734           44
VISL 8       2.75%
        12/31/2007        N/A     10.088            0
        12/31/2008     10.088      4.696           18


VISL 9       2.60%
        12/31/2007        N/A     10.113            0
        12/31/2008     10.113      4.715           49
AZL Columbia Small Cap Value Fund
VISB 1       1.70%
        12/31/2007        N/A     12.303           31
        12/31/2008     12.303      8.214           30
VISB 10      2.95%
        12/31/2007        N/A     11.751            0
        12/31/2008     11.751      7.748            3
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.062           14
VISB 2       2.00%
        12/31/2007        N/A     12.168            6
        12/31/2008     12.168      8.100            8
VISB 3       2.40%
        12/31/2007        N/A     11.991            0
        12/31/2008     11.991      7.950            4
VISB 4       2.70%
        12/31/2007        N/A     11.860            0
        12/31/2008     11.860      7.839            1
VISB 5       2.55%
        12/31/2007        N/A     11.925            0
        12/31/2008     11.925      7.894           18
VISB 6       2.85%
        12/31/2007        N/A     11.794            0
        12/31/2008     11.794      7.784            1
VISB 7       2.50%
        12/31/2007        N/A     11.947            0
        12/31/2008     11.947      7.913           38
VISB 8       2.80%
        12/31/2007        N/A     11.816            0
        12/31/2008     11.816      7.802            5
VISB 9       2.65%
        12/31/2007        N/A     11.881            0
        12/31/2008     11.881      7.857           12
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.931            0
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.821            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.876            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.766            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.043            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.894            4
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.784            0




    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.839           12
VISI 10      2.65%
        12/31/2007        N/A     11.881            0
        12/31/2008     11.881      7.857            8
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.176           34
VISI 2       1.70%
        12/31/2007        N/A     12.303            5
        12/31/2008     12.303      8.214           15
VISI 3       2.10%
        12/31/2007        N/A     12.124            0
        12/31/2008     12.124      8.062           40
VISI 4       2.40%
        12/31/2007        N/A     11.991            0
        12/31/2008     11.991      7.950            3
VISI 5       2.25%
        12/31/2007        N/A     12.057            0
        12/31/2008     12.057      8.006           37
VISI 6       2.55%
        12/31/2007        N/A     11.925            0
        12/31/2008     11.925      7.894            2
VISI 7       2.20%
        12/31/2007        N/A     12.079            0
        12/31/2008     12.079      8.024           60
VISI 8       2.50%
        12/31/2007        N/A     11.947            0
        12/31/2008     11.947      7.913           19
VISI 9       2.35%
        12/31/2007        N/A     12.013            0
        12/31/2008     12.013      7.968           71
VISL 1       1.65%
        12/31/2007        N/A     12.326           17
        12/31/2008     12.326      8.233           20
VISL 10      2.90%
        12/31/2007        N/A     11.773            0
        12/31/2008     11.773      7.766            7
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.081           19
VISL 2       1.95%
        12/31/2007        N/A     12.191            1
        12/31/2008     12.191      8.119            9
VISL 3       2.35%
        12/31/2007        N/A     12.013            0
        12/31/2008     12.013      7.968           24
VISL 4       2.65%
        12/31/2007        N/A     11.881            0
        12/31/2008     11.881      7.857            4
VISL 5       2.50%
        12/31/2007        N/A     11.947            0
        12/31/2008     11.947      7.913           10
VISL 6       2.80%
        12/31/2007        N/A     11.816            0
        12/31/2008     11.816      7.802            1


VISL 7       2.45%
        12/31/2007        N/A     11.969            0
        12/31/2008     11.969      7.931           30
VISL 8       2.75%
        12/31/2007        N/A     11.838            0
        12/31/2008     11.838      7.821            3
VISL 9       2.60%
        12/31/2007        N/A     11.903            0
        12/31/2008     11.903      7.876           39
AZL Columbia Technology Fund
VISB 1       1.70%
        12/31/2007        N/A      9.830           85
        12/31/2008      9.830      4.771          118
VISB 10      2.95%
        12/31/2007        N/A      9.101            0
        12/31/2008      9.101      4.362           26
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.636           23
VISB 2       2.00%
        12/31/2007        N/A      9.650           46
        12/31/2008      9.650      4.669           56
VISB 3       2.40%
        12/31/2007        N/A      9.415            0
        12/31/2008      9.415      4.537           42
VISB 4       2.70%
        12/31/2007        N/A      9.242            0
        12/31/2008      9.242      4.441           29
VISB 5       2.55%
        12/31/2007        N/A      9.328            0
        12/31/2008      9.328      4.489           50
VISB 6       2.85%
        12/31/2007        N/A      9.157            0
        12/31/2008      9.157      4.393            4
VISB 7       2.50%
        12/31/2007        N/A      9.357            0
        12/31/2008      9.357      4.505           84
VISB 8       2.80%
        12/31/2007        N/A      9.186            0
        12/31/2008      9.186      4.409           27
VISB 9       2.65%
        12/31/2007        N/A      9.271            0
        12/31/2008      9.271      4.457           82
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.521            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.425            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.473            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.378            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.619            2



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.489            5
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.393            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.441            2
VISI 10      2.65%
        12/31/2007        N/A      9.271            0
        12/31/2008      9.271      4.457           24
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.737           65
VISI 2       1.70%
        12/31/2007        N/A      9.830           70
        12/31/2008      9.830      4.771           78
VISI 3       2.10%
        12/31/2007        N/A      9.591            0
        12/31/2008      9.591      4.636          160
VISI 4       2.40%
        12/31/2007        N/A      9.415            0
        12/31/2008      9.415      4.537           26
VISI 5       2.25%
        12/31/2007        N/A      9.502            0
        12/31/2008      9.502      4.586           51
VISI 6       2.55%
        12/31/2007        N/A      9.328            0
        12/31/2008      9.328      4.489            2
VISI 7       2.20%
        12/31/2007        N/A      9.532            0
        12/31/2008      9.532      4.603          111
VISI 8       2.50%
        12/31/2007        N/A      9.357            0
        12/31/2008      9.357      4.505           69
VISI 9       2.35%
        12/31/2007        N/A      9.444            0
        12/31/2008      9.444      4.554          116
VISL 1       1.65%
        12/31/2007        N/A      9.860           45
        12/31/2008      9.860      4.788           76
VISL 10      2.90%
        12/31/2007        N/A      9.129            0
        12/31/2008      9.129      4.378           20
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.653           17
VISL 2       1.95%
        12/31/2007        N/A      9.680           37
        12/31/2008      9.680      4.686           50
VISL 3       2.35%
        12/31/2007        N/A      9.444            0
        12/31/2008      9.444      4.554           42
VISL 4       2.65%
        12/31/2007        N/A      9.271            0
        12/31/2008      9.271      4.457            4


VISL 5       2.50%
        12/31/2007        N/A      9.357            0
        12/31/2008      9.357      4.505           10
VISL 6       2.80%
        12/31/2007        N/A      9.186            0
        12/31/2008      9.186      4.409            4
VISL 7       2.45%
        12/31/2007        N/A      9.386            0
        12/31/2008      9.386      4.521           52
VISL 8       2.75%
        12/31/2007        N/A      9.214            0
        12/31/2008      9.214      4.425           27
VISL 9       2.60%
        12/31/2007        N/A      9.300            0
        12/31/2008      9.300      4.473           28
AZL Davis NY Venture Fund
VISB 1       1.70%
        12/31/2007        N/A     13.306          158
        12/31/2008     13.306      7.783          274
VISB 10      2.95%
        12/31/2007        N/A     12.319            0
        12/31/2008     12.319      7.116           29
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.563           36
VISB 2       2.00%
        12/31/2007        N/A     13.062           98
        12/31/2008     13.062      7.618           93
VISB 3       2.40%
        12/31/2007        N/A     12.744            0
        12/31/2008     12.744      7.402          123
VISB 4       2.70%
        12/31/2007        N/A     12.511            0
        12/31/2008     12.511      7.245           11
VISB 5       2.55%
        12/31/2007        N/A     12.627            0
        12/31/2008     12.627      7.323           59
VISB 6       2.85%
        12/31/2007        N/A     12.395            0
        12/31/2008     12.395      7.167           16
VISB 7       2.50%
        12/31/2007        N/A     12.666            0
        12/31/2008     12.666      7.349          160
VISB 8       2.80%
        12/31/2007        N/A     12.434            0
        12/31/2008     12.434      7.193           71
VISB 9       2.65%
        12/31/2007        N/A     12.549            0
        12/31/2008     12.549      7.271          159
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.376           15
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.219            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.297            6



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.142            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.536            7
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.323            7
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.167            6
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.245           11
VISI 10      2.65%
        12/31/2007        N/A     12.549            0
        12/31/2008     12.549      7.271           32
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.728          313
VISI 2       1.70%
        12/31/2007        N/A     13.306           31
        12/31/2008     13.306      7.783          145
VISI 3       2.10%
        12/31/2007        N/A     12.982            0
        12/31/2008     12.982      7.563          303
VISI 4       2.40%
        12/31/2007        N/A     12.744            0
        12/31/2008     12.744      7.402           67
VISI 5       2.25%
        12/31/2007        N/A     12.863            0
        12/31/2008     12.863      7.482          164
VISI 6       2.55%
        12/31/2007        N/A     12.627            0
        12/31/2008     12.627      7.323           35
VISI 7       2.20%
        12/31/2007        N/A     12.902            0
        12/31/2008     12.902      7.509          481
VISI 8       2.50%
        12/31/2007        N/A     12.666            0
        12/31/2008     12.666      7.349          128
VISI 9       2.35%
        12/31/2007        N/A     12.784            0
        12/31/2008     12.784      7.429          461
VISL 1       1.65%
        12/31/2007        N/A     13.347          133
        12/31/2008     13.347      7.811          212
VISL 10      2.90%
        12/31/2007        N/A     12.357            0
        12/31/2008     12.357      7.142           68
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.591           65
VISL 2       1.95%
        12/31/2007        N/A     13.103           39
        12/31/2008     13.103      7.645           71


VISL 3       2.35%
        12/31/2007        N/A     12.784            0
        12/31/2008     12.784      7.429          189
VISL 4       2.65%
        12/31/2007        N/A     12.549            0
        12/31/2008     12.549      7.271           29
VISL 5       2.50%
        12/31/2007        N/A     12.666            0
        12/31/2008     12.666      7.349           84
VISL 6       2.80%
        12/31/2007        N/A     12.434            0
        12/31/2008     12.434      7.193            7
VISL 7       2.45%
        12/31/2007        N/A     12.705            0
        12/31/2008     12.705      7.376          249
VISL 8       2.75%
        12/31/2007        N/A     12.472            0
        12/31/2008     12.472      7.219           66
VISL 9       2.60%
        12/31/2007        N/A     12.588            0
        12/31/2008     12.588      7.297          227
AZL Dreyfus Equity Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     11.315          160
        12/31/2008     11.315      6.493          213
VISB 10      2.95%
        12/31/2007        N/A     10.476            0
        12/31/2008     10.476      5.936           19
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.309           11
VISB 2       2.00%
        12/31/2007        N/A     11.108           28
        12/31/2008     11.108      6.355           32
VISB 3       2.40%
        12/31/2007        N/A     10.837            0
        12/31/2008     10.837      6.175           83
VISB 4       2.70%
        12/31/2007        N/A     10.638            0
        12/31/2008     10.638      6.044            3
VISB 5       2.55%
        12/31/2007        N/A     10.737            0
        12/31/2008     10.737      6.109           57
VISB 6       2.85%
        12/31/2007        N/A     10.540            0
        12/31/2008     10.540      5.979            3
VISB 7       2.50%
        12/31/2007        N/A     10.770            0
        12/31/2008     10.770      6.131           57
VISB 8       2.80%
        12/31/2007        N/A     10.573            0
        12/31/2008     10.573      6.000            5
VISB 9       2.65%
        12/31/2007        N/A     10.671            0
        12/31/2008     10.671      6.065           65
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.153           22



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.022            6
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.087           39
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.958            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.287            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.109            0
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.979            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.044           44
VISI 10      2.65%
        12/31/2007        N/A     10.671            0
        12/31/2008     10.671      6.065            9
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.447           62
VISI 2       1.70%
        12/31/2007        N/A     11.315           33
        12/31/2008     11.315      6.493           43
VISI 3       2.10%
        12/31/2007        N/A     11.039            0
        12/31/2008     11.039      6.309           90
VISI 4       2.40%
        12/31/2007        N/A     10.837            0
        12/31/2008     10.837      6.175           25
VISI 5       2.25%
        12/31/2007        N/A     10.938            0
        12/31/2008     10.938      6.242          121
VISI 6       2.55%
        12/31/2007        N/A     10.737            0
        12/31/2008     10.737      6.109            7
VISI 7       2.20%
        12/31/2007        N/A     10.971            0
        12/31/2008     10.971      6.264          141
VISI 8       2.50%
        12/31/2007        N/A     10.770            0
        12/31/2008     10.770      6.131           45
VISI 9       2.35%
        12/31/2007        N/A     10.870            0
        12/31/2008     10.870      6.197           96
VISL 1       1.65%
        12/31/2007        N/A     11.350           69
        12/31/2008     11.350      6.516           93
VISL 10      2.90%
        12/31/2007        N/A     10.508            0
        12/31/2008     10.508      5.958           49


VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.332           29
VISL 2       1.95%
        12/31/2007        N/A     11.142           13
        12/31/2008     11.142      6.377           14
VISL 3       2.35%
        12/31/2007        N/A     10.870            0
        12/31/2008     10.870      6.197           52
VISL 4       2.65%
        12/31/2007        N/A     10.671            0
        12/31/2008     10.671      6.065           29
VISL 5       2.50%
        12/31/2007        N/A     10.770            0
        12/31/2008     10.770      6.131           82
VISL 6       2.80%
        12/31/2007        N/A     10.573            0
        12/31/2008     10.573      6.000            1
VISL 7       2.45%
        12/31/2007        N/A     10.804            0
        12/31/2008     10.804      6.153           44
VISL 8       2.75%
        12/31/2007        N/A     10.606            0
        12/31/2008     10.606      6.022           10
VISL 9       2.60%
        12/31/2007        N/A     10.704            0
        12/31/2008     10.704      6.087           14
AZL First Trust Target Double Play Fund
VISB 1       1.70%
        12/31/2007        N/A     10.577          282
        12/31/2008     10.577      4.819          378
VISB 10      2.95%
        12/31/2007        N/A     10.455            0
        12/31/2008     10.455      4.704           40
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.780           63
VISB 2       2.00%
        12/31/2007        N/A     10.545          171
        12/31/2008     10.545      4.790          100
VISB 3       2.40%
        12/31/2007        N/A     10.502            0
        12/31/2008     10.502      4.751          168
VISB 4       2.70%
        12/31/2007        N/A     10.470            0
        12/31/2008     10.470      4.723           32
VISB 5       2.55%
        12/31/2007        N/A     10.486            0
        12/31/2008     10.486      4.737           60
VISB 6       2.85%
        12/31/2007        N/A     10.454            0
        12/31/2008     10.454      4.708            1
VISB 7       2.50%
        12/31/2007        N/A     10.500            0
        12/31/2008     10.500      4.745          170
VISB 8       2.80%
        12/31/2007        N/A     10.470            0
        12/31/2008     10.470      4.718           40



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 9       2.65%
        12/31/2007        N/A     10.485            0
        12/31/2008     10.485      4.732          114
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.750           12
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.722            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.736            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.709            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.778            7
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.737           14
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.708            5
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.723           20
VISI 10      2.65%
        12/31/2007        N/A     10.485            0
        12/31/2008     10.485      4.732          122
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.810          526
VISI 2       1.70%
        12/31/2007        N/A     10.577          170
        12/31/2008     10.577      4.819          191
VISI 3       2.10%
        12/31/2007        N/A     10.534            0
        12/31/2008     10.534      4.780          379
VISI 4       2.40%
        12/31/2007        N/A     10.502            0
        12/31/2008     10.502      4.751           82
VISI 5       2.25%
        12/31/2007        N/A     10.518            0
        12/31/2008     10.518      4.766          237
VISI 6       2.55%
        12/31/2007        N/A     10.486            0
        12/31/2008     10.486      4.737            8
VISI 7       2.20%
        12/31/2007        N/A     10.529            0
        12/31/2008     10.529      4.773          459
VISI 8       2.50%
        12/31/2007        N/A     10.500            0
        12/31/2008     10.500      4.745          108
VISI 9       2.35%
        12/31/2007        N/A     10.514            0
        12/31/2008     10.514      4.759          457


VISL 1       1.65%
        12/31/2007        N/A     10.582           94
        12/31/2008     10.582      4.824          191
VISL 10      2.90%
        12/31/2007        N/A     10.460            0
        12/31/2008     10.460      4.709           63
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.787           99
VISL 2       1.95%
        12/31/2007        N/A     10.550           95
        12/31/2008     10.550      4.795          155
VISL 3       2.35%
        12/31/2007        N/A     10.507            0
        12/31/2008     10.507      4.756          110
VISL 4       2.65%
        12/31/2007        N/A     10.476            0
        12/31/2008     10.476      4.727           57
VISL 5       2.50%
        12/31/2007        N/A     10.491            0
        12/31/2008     10.491      4.742          119
VISL 6       2.80%
        12/31/2007        N/A     10.460            0
        12/31/2008     10.460      4.713            4
VISL 7       2.45%
        12/31/2007        N/A     10.505            0
        12/31/2008     10.505      4.750          176
VISL 8       2.75%
        12/31/2007        N/A     10.475            0
        12/31/2008     10.475      4.722           30
VISL 9       2.60%
        12/31/2007        N/A     10.490            0
        12/31/2008     10.490      4.736          157
AZL Franklin Small Cap Value Fund
VISB 1       1.70%
        12/31/2007        N/A     17.242          175
        12/31/2008     17.242     11.233          195
VISB 10      2.95%
        12/31/2007        N/A     16.263            0
        12/31/2008     16.263     10.463           19
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.981            9
VISB 2       2.00%
        12/31/2007        N/A     17.002           31
        12/31/2008     17.002     11.043           37
VISB 3       2.40%
        12/31/2007        N/A     16.687            0
        12/31/2008     16.687     10.795           74
VISB 4       2.70%
        12/31/2007        N/A     16.454            0
        12/31/2008     16.454     10.613           20
VISB 5       2.55%
        12/31/2007        N/A     16.570            0
        12/31/2008     16.570     10.704           37
VISB 6       2.85%
        12/31/2007        N/A     16.339            0
        12/31/2008     16.339     10.523            5



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 7       2.50%
        12/31/2007        N/A     16.609            0
        12/31/2008     16.609     10.734           83
VISB 8       2.80%
        12/31/2007        N/A     16.378            0
        12/31/2008     16.378     10.553           20
VISB 9       2.65%
        12/31/2007        N/A     16.493            0
        12/31/2008     16.493     10.643          126
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.765            2
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.583            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.673            2
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.493            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.950            4
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.704            9
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.523            3
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.613            6
VISI 10      2.65%
        12/31/2007        N/A     16.493            0
        12/31/2008     16.493     10.643           33
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     11.169           94
VISI 2       1.70%
        12/31/2007        N/A     17.242           38
        12/31/2008     17.242     11.233           48
VISI 3       2.10%
        12/31/2007        N/A     16.923            0
        12/31/2008     16.923     10.981          104
VISI 4       2.40%
        12/31/2007        N/A     16.687            0
        12/31/2008     16.687     10.795           16
VISI 5       2.25%
        12/31/2007        N/A     16.804            0
        12/31/2008     16.804     10.888           56
VISI 6       2.55%
        12/31/2007        N/A     16.570            0
        12/31/2008     16.570     10.704            2
VISI 7       2.20%
        12/31/2007        N/A     16.844            0
        12/31/2008     16.844     10.919          172


VISI 8       2.50%
        12/31/2007        N/A     16.609            0
        12/31/2008     16.609     10.734           49
VISI 9       2.35%
        12/31/2007        N/A     16.726            0
        12/31/2008     16.726     10.826          180
VISL 1       1.65%
        12/31/2007        N/A     17.282           69
        12/31/2008     17.282     11.265          106
VISL 10      2.90%
        12/31/2007        N/A     16.301            0
        12/31/2008     16.301     10.493           15
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     11.012           28
VISL 2       1.95%
        12/31/2007        N/A     17.042           19
        12/31/2008     17.042     11.075           27
VISL 3       2.35%
        12/31/2007        N/A     16.726            0
        12/31/2008     16.726     10.826           51
VISL 4       2.65%
        12/31/2007        N/A     16.493            0
        12/31/2008     16.493     10.643           11
VISL 5       2.50%
        12/31/2007        N/A     16.609            0
        12/31/2008     16.609     10.734           27
VISL 6       2.80%
        12/31/2007        N/A     16.378            0
        12/31/2008     16.378     10.553            1
VISL 7       2.45%
        12/31/2007        N/A     16.648            0
        12/31/2008     16.648     10.765           68
VISL 8       2.75%
        12/31/2007        N/A     16.416            0
        12/31/2008     16.416     10.583           12
VISL 9       2.60%
        12/31/2007        N/A     16.532            0
        12/31/2008     16.532     10.673           71
AZL Fusion Balanced Fund
VISB 1       1.70%
        12/31/2007        N/A     12.025          322
        12/31/2008     12.025      8.577          517
VISB 10      2.95%
        12/31/2007        N/A     11.629            0
        12/31/2008     11.629      8.192           39
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.452          264
VISB 2       2.00%
        12/31/2007        N/A     11.929           87
        12/31/2008     11.929      8.483          109
VISB 3       2.40%
        12/31/2007        N/A     11.802            0
        12/31/2008     11.802      8.359          391
VISB 4       2.70%
        12/31/2007        N/A     11.707            0
        12/31/2008     11.707      8.267           76



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 5       2.55%
        12/31/2007        N/A     11.754            0
        12/31/2008     11.754      8.313           79
VISB 6       2.85%
        12/31/2007        N/A     11.660            0
        12/31/2008     11.660      8.222           14
VISB 7       2.50%
        12/31/2007        N/A     11.770            0
        12/31/2008     11.770      8.328          473
VISB 8       2.80%
        12/31/2007        N/A     11.676            0
        12/31/2008     11.676      8.237           48
VISB 9       2.65%
        12/31/2007        N/A     11.723            0
        12/31/2008     11.723      8.283          433
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.344           18
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.252            3
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.298            3
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.207            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.437           81
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.313           26
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.222            7
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.267           33
VISI 10      2.65%
        12/31/2007        N/A     11.723            0
        12/31/2008     11.723      8.283           72
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.546         1350
VISI 2       1.70%
        12/31/2007        N/A     12.025           78
        12/31/2008     12.025      8.577          203
VISI 3       2.10%
        12/31/2007        N/A     11.897            0
        12/31/2008     11.897      8.452          809
VISI 4       2.40%
        12/31/2007        N/A     11.802            0
        12/31/2008     11.802      8.359          146
VISI 5       2.25%
        12/31/2007        N/A     11.849            0
        12/31/2008     11.849      8.405          443


VISI 6       2.55%
        12/31/2007        N/A     11.754            0
        12/31/2008     11.754      8.313            2
VISI 7       2.20%
        12/31/2007        N/A     11.865            0
        12/31/2008     11.865      8.421          706
VISI 8       2.50%
        12/31/2007        N/A     11.770            0
        12/31/2008     11.770      8.328          341
VISI 9       2.35%
        12/31/2007        N/A     11.817            0
        12/31/2008     11.817      8.374          740
VISL 1       1.65%
        12/31/2007        N/A     12.041           87
        12/31/2008     12.041      8.593          127
VISL 10      2.90%
        12/31/2007        N/A     11.645            0
        12/31/2008     11.645      8.207           28
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.468          598
VISL 2       1.95%
        12/31/2007        N/A     11.944           41
        12/31/2008     11.944      8.499          108
VISL 3       2.35%
        12/31/2007        N/A     11.817            0
        12/31/2008     11.817      8.374          313
VISL 4       2.65%
        12/31/2007        N/A     11.723            0
        12/31/2008     11.723      8.283          109
VISL 5       2.50%
        12/31/2007        N/A     11.770            0
        12/31/2008     11.770      8.328          294
VISL 6       2.80%
        12/31/2007        N/A     11.676            0
        12/31/2008     11.676      8.237           41
VISL 7       2.45%
        12/31/2007        N/A     11.786            0
        12/31/2008     11.786      8.344          526
VISL 8       2.75%
        12/31/2007        N/A     11.692            0
        12/31/2008     11.692      8.252           61
VISL 9       2.60%
        12/31/2007        N/A     11.739            0
        12/31/2008     11.739      8.298          420
AZL Fusion Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     12.711         1918
        12/31/2008     12.711      7.630         2599
VISB 10      2.95%
        12/31/2007        N/A     12.293            0
        12/31/2008     12.293      7.287          117
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.519          172
VISB 2       2.00%
        12/31/2007        N/A     12.609          485
        12/31/2008     12.609      7.547          581



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 3       2.40%
        12/31/2007        N/A     12.475            0
        12/31/2008     12.475      7.436          711
VISB 4       2.70%
        12/31/2007        N/A     12.375            0
        12/31/2008     12.375      7.355          150
VISB 5       2.55%
        12/31/2007        N/A     12.425            0
        12/31/2008     12.425      7.395          252
VISB 6       2.85%
        12/31/2007        N/A     12.326            0
        12/31/2008     12.326      7.314           24
VISB 7       2.50%
        12/31/2007        N/A     12.442            0
        12/31/2008     12.442      7.409         1135
VISB 8       2.80%
        12/31/2007        N/A     12.342            0
        12/31/2008     12.342      7.328          232
VISB 9       2.65%
        12/31/2007        N/A     12.392            0
        12/31/2008     12.392      7.368          926
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.423            8
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.341            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.382           19
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.301            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.505            4
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.395           13
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.314            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.355           23
VISI 10      2.65%
        12/31/2007        N/A     12.392            0
        12/31/2008     12.392      7.368          216
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.602          445
VISI 2       1.70%
        12/31/2007        N/A     12.711          477
        12/31/2008     12.711      7.630          556
VISI 3       2.10%
        12/31/2007        N/A     12.575            0
        12/31/2008     12.575      7.519         1022


VISI 4       2.40%
        12/31/2007        N/A     12.475            0
        12/31/2008     12.475      7.436          121
VISI 5       2.25%
        12/31/2007        N/A     12.525            0
        12/31/2008     12.525      7.477          525
VISI 6       2.55%
        12/31/2007        N/A     12.425            0
        12/31/2008     12.425      7.395          135
VISI 7       2.20%
        12/31/2007        N/A     12.542            0
        12/31/2008     12.542      7.491         1884
VISI 8       2.50%
        12/31/2007        N/A     12.442            0
        12/31/2008     12.442      7.409          263
VISI 9       2.35%
        12/31/2007        N/A     12.492            0
        12/31/2008     12.492      7.450         2244
VISL 1       1.65%
        12/31/2007        N/A     12.728          982
        12/31/2008     12.728      7.644         1126
VISL 10      2.90%
        12/31/2007        N/A     12.309            0
        12/31/2008     12.309      7.301           92
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.533          100
VISL 2       1.95%
        12/31/2007        N/A     12.626          179
        12/31/2008     12.626      7.560          499
VISL 3       2.35%
        12/31/2007        N/A     12.492            0
        12/31/2008     12.492      7.450          593
VISL 4       2.65%
        12/31/2007        N/A     12.392            0
        12/31/2008     12.392      7.368           55
VISL 5       2.50%
        12/31/2007        N/A     12.442            0
        12/31/2008     12.442      7.409          192
VISL 6       2.80%
        12/31/2007        N/A     12.342            0
        12/31/2008     12.342      7.328           44
VISL 7       2.45%
        12/31/2007        N/A     12.458            0
        12/31/2008     12.458      7.423          750
VISL 8       2.75%
        12/31/2007        N/A     12.359            0
        12/31/2008     12.359      7.341          138
VISL 9       2.60%
        12/31/2007        N/A     12.408            0
        12/31/2008     12.408      7.382          617
AZL Fusion Moderate Fund
VISB 1       1.70%
        12/31/2007        N/A     12.297          437
        12/31/2008     12.297      8.129          612
VISB 10      2.95%
        12/31/2007        N/A     11.893            0
        12/31/2008     11.893      7.764           78



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.011           40
VISB 2       2.00%
        12/31/2007        N/A     12.199          101
        12/31/2008     12.199      8.040          149
VISB 3       2.40%
        12/31/2007        N/A     12.069            0
        12/31/2008     12.069      7.923          397
VISB 4       2.70%
        12/31/2007        N/A     11.972            0
        12/31/2008     11.972      7.836           91
VISB 5       2.55%
        12/31/2007        N/A     12.020            0
        12/31/2008     12.020      7.879          137
VISB 6       2.85%
        12/31/2007        N/A     11.924            0
        12/31/2008     11.924      7.793           19
VISB 7       2.50%
        12/31/2007        N/A     12.037            0
        12/31/2008     12.037      7.894          550
VISB 8       2.80%
        12/31/2007        N/A     11.940            0
        12/31/2008     11.940      7.807          157
VISB 9       2.65%
        12/31/2007        N/A     11.988            0
        12/31/2008     11.988      7.850          390
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.908            4
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.821            5
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.865            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.778            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.996           38
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.879           27
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.793           12
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.836           35
VISI 10      2.65%
        12/31/2007        N/A     11.988            0
        12/31/2008     11.988      7.850          151
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.100          191


VISI 2       1.70%
        12/31/2007        N/A     12.297          191
        12/31/2008     12.297      8.129          220
VISI 3       2.10%
        12/31/2007        N/A     12.166            0
        12/31/2008     12.166      8.011          818
VISI 4       2.40%
        12/31/2007        N/A     12.069            0
        12/31/2008     12.069      7.923          100
VISI 5       2.25%
        12/31/2007        N/A     12.117            0
        12/31/2008     12.117      7.966          392
VISI 6       2.55%
        12/31/2007        N/A     12.020            0
        12/31/2008     12.020      7.879           21
VISI 7       2.20%
        12/31/2007        N/A     12.133            0
        12/31/2008     12.133      7.981         1201
VISI 8       2.50%
        12/31/2007        N/A     12.037            0
        12/31/2008     12.037      7.894          226
VISI 9       2.35%
        12/31/2007        N/A     12.085            0
        12/31/2008     12.085      7.937         1033
VISL 1       1.65%
        12/31/2007        N/A     12.313          463
        12/31/2008     12.313      8.144          680
VISL 10      2.90%
        12/31/2007        N/A     11.908            0
        12/31/2008     11.908      7.778           63
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.026           23
VISL 2       1.95%
        12/31/2007        N/A     12.215           61
        12/31/2008     12.215      8.055           96
VISL 3       2.35%
        12/31/2007        N/A     12.085            0
        12/31/2008     12.085      7.937          307
VISL 4       2.65%
        12/31/2007        N/A     11.988            0
        12/31/2008     11.988      7.850           13
VISL 5       2.50%
        12/31/2007        N/A     12.037            0
        12/31/2008     12.037      7.894          149
VISL 6       2.80%
        12/31/2007        N/A     11.940            0
        12/31/2008     11.940      7.807            6
VISL 7       2.45%
        12/31/2007        N/A     12.053            0
        12/31/2008     12.053      7.908          608
VISL 8       2.75%
        12/31/2007        N/A     11.956            0
        12/31/2008     11.956      7.821          205
VISL 9       2.60%
        12/31/2007        N/A     12.004            0
        12/31/2008     12.004      7.865          473



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

AZL Jennison 20/20 Focus Fund
VISB 1       1.70%
        12/31/2007        N/A     14.752          111
        12/31/2008     14.752      8.686          198
VISB 10      2.95%
        12/31/2007        N/A     14.267            0
        12/31/2008     14.267      8.296           36
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.559           12
VISB 2       2.00%
        12/31/2007        N/A     14.634           41
        12/31/2008     14.634      8.591           73
VISB 3       2.40%
        12/31/2007        N/A     14.479            0
        12/31/2008     14.479      8.465           84
VISB 4       2.70%
        12/31/2007        N/A     14.363            0
        12/31/2008     14.363      8.372           18
VISB 5       2.55%
        12/31/2007        N/A     14.421            0
        12/31/2008     14.421      8.419           66
VISB 6       2.85%
        12/31/2007        N/A     14.305            0
        12/31/2008     14.305      8.326            6
VISB 7       2.50%
        12/31/2007        N/A     14.440            0
        12/31/2008     14.440      8.434          146
VISB 8       2.80%
        12/31/2007        N/A     14.325            0
        12/31/2008     14.325      8.342           79
VISB 9       2.65%
        12/31/2007        N/A     14.382            0
        12/31/2008     14.382      8.388           96
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.450            7
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.357            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.403            1
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.311            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.544            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.419            3
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.326            3
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.372           14


VISI 10      2.65%
        12/31/2007        N/A     14.382            0
        12/31/2008     14.382      8.388           25
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.654          210
VISI 2       1.70%
        12/31/2007        N/A     14.752           42
        12/31/2008     14.752      8.686           91
VISI 3       2.10%
        12/31/2007        N/A     14.595            0
        12/31/2008     14.595      8.559          298
VISI 4       2.40%
        12/31/2007        N/A     14.479            0
        12/31/2008     14.479      8.465           36
VISI 5       2.25%
        12/31/2007        N/A     14.537            0
        12/31/2008     14.537      8.512          175
VISI 6       2.55%
        12/31/2007        N/A     14.421            0
        12/31/2008     14.421      8.419           19
VISI 7       2.20%
        12/31/2007        N/A     14.556            0
        12/31/2008     14.556      8.528          357
VISI 8       2.50%
        12/31/2007        N/A     14.440            0
        12/31/2008     14.440      8.434           92
VISI 9       2.35%
        12/31/2007        N/A     14.498            0
        12/31/2008     14.498      8.481          436
VISL 1       1.65%
        12/31/2007        N/A     14.772           64
        12/31/2008     14.772      8.702          104
VISL 10      2.90%
        12/31/2007        N/A     14.286            0
        12/31/2008     14.286      8.311           37
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.575           86
VISL 2       1.95%
        12/31/2007        N/A     14.654           20
        12/31/2008     14.654      8.607           34
VISL 3       2.35%
        12/31/2007        N/A     14.498            0
        12/31/2008     14.498      8.481           92
VISL 4       2.65%
        12/31/2007        N/A     14.382            0
        12/31/2008     14.382      8.388            8
VISL 5       2.50%
        12/31/2007        N/A     14.440            0
        12/31/2008     14.440      8.434           59
VISL 6       2.80%
        12/31/2007        N/A     14.325            0
        12/31/2008     14.325      8.342            9
VISL 7       2.45%
        12/31/2007        N/A     14.459            0
        12/31/2008     14.459      8.450          147



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 8       2.75%
        12/31/2007        N/A     14.344            0
        12/31/2008     14.344      8.357           44
VISL 9       2.60%
        12/31/2007        N/A     14.401            0
        12/31/2008     14.401      8.403          157
AZL JPMorgan Large Cap Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     11.448           85
        12/31/2008     11.448      5.077          122
VISB 10      2.95%
        12/31/2007        N/A     10.599            0
        12/31/2008     10.599      4.642           12
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.933            2
VISB 2       2.00%
        12/31/2007        N/A     11.238           16
        12/31/2008     11.238      4.969           20
VISB 3       2.40%
        12/31/2007        N/A     10.965            0
        12/31/2008     10.965      4.828           40
VISB 4       2.70%
        12/31/2007        N/A     10.764            0
        12/31/2008     10.764      4.726            8
VISB 5       2.55%
        12/31/2007        N/A     10.864            0
        12/31/2008     10.864      4.777           10
VISB 6       2.85%
        12/31/2007        N/A     10.665            0
        12/31/2008     10.665      4.675            0
VISB 7       2.50%
        12/31/2007        N/A     10.897            0
        12/31/2008     10.897      4.794           51
VISB 8       2.80%
        12/31/2007        N/A     10.697            0
        12/31/2008     10.697      4.692            8
VISB 9       2.65%
        12/31/2007        N/A     10.797            0
        12/31/2008     10.797      4.743           34
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.811            4
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.709            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.760            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.658            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.916            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.777            9


VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.675            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.726            3
VISI 10      2.65%
        12/31/2007        N/A     10.797            0
        12/31/2008     10.797      4.743            8
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.041          101
VISI 2       1.70%
        12/31/2007        N/A     11.448           28
        12/31/2008     11.448      5.077           40
VISI 3       2.10%
        12/31/2007        N/A     11.169            0
        12/31/2008     11.169      4.933           68
VISI 4       2.40%
        12/31/2007        N/A     10.965            0
        12/31/2008     10.965      4.828            6
VISI 5       2.25%
        12/31/2007        N/A     11.066            0
        12/31/2008     11.066      4.880           41
VISI 6       2.55%
        12/31/2007        N/A     10.864            0
        12/31/2008     10.864      4.777            4
VISI 7       2.20%
        12/31/2007        N/A     11.101            0
        12/31/2008     11.101      4.898           93
VISI 8       2.50%
        12/31/2007        N/A     10.897            0
        12/31/2008     10.897      4.794           22
VISI 9       2.35%
        12/31/2007        N/A     10.998            0
        12/31/2008     10.998      4.846          120
VISL 1       1.65%
        12/31/2007        N/A     11.483           25
        12/31/2008     11.483      5.095           40
VISL 10      2.90%
        12/31/2007        N/A     10.632            0
        12/31/2008     10.632      4.658            2
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.951           15
VISL 2       1.95%
        12/31/2007        N/A     11.273            8
        12/31/2008     11.273      4.987           12
VISL 3       2.35%
        12/31/2007        N/A     10.998            0
        12/31/2008     10.998      4.846           54
VISL 4       2.65%
        12/31/2007        N/A     10.797            0
        12/31/2008     10.797      4.743           19
VISL 5       2.50%
        12/31/2007        N/A     10.897            0
        12/31/2008     10.897      4.794           37



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 6       2.80%
        12/31/2007        N/A     10.697            0
        12/31/2008     10.697      4.692            3
VISL 7       2.45%
        12/31/2007        N/A     10.931            0
        12/31/2008     10.931      4.811           32
VISL 8       2.75%
        12/31/2007        N/A     10.730            0
        12/31/2008     10.730      4.709            7
VISL 9       2.60%
        12/31/2007        N/A     10.830            0
        12/31/2008     10.830      4.760           26
AZL JPMorgan U.S. Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     12.798           99
        12/31/2008     12.798      7.715           96
VISB 10      2.95%
        12/31/2007        N/A     12.224            0
        12/31/2008     12.224      7.277           17
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.572            6
VISB 2       2.00%
        12/31/2007        N/A     12.657           18
        12/31/2008     12.657      7.607           23
VISB 3       2.40%
        12/31/2007        N/A     12.473            0
        12/31/2008     12.473      7.467           28
VISB 4       2.70%
        12/31/2007        N/A     12.336            0
        12/31/2008     12.336      7.363            3
VISB 5       2.55%
        12/31/2007        N/A     12.404            0
        12/31/2008     12.404      7.414           38
VISB 6       2.85%
        12/31/2007        N/A     12.268            0
        12/31/2008     12.268      7.311            1
VISB 7       2.50%
        12/31/2007        N/A     12.427            0
        12/31/2008     12.427      7.432           57
VISB 8       2.80%
        12/31/2007        N/A     12.291            0
        12/31/2008     12.291      7.328           33
VISB 9       2.65%
        12/31/2007        N/A     12.359            0
        12/31/2008     12.359      7.380           25
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.449            0
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.345            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.397            1
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.294            0


VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.555            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.414            1
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.311            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.363            1
VISI 10      2.65%
        12/31/2007        N/A     12.359            0
        12/31/2008     12.359      7.380           15
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.679           30
VISI 2       1.70%
        12/31/2007        N/A     12.798           14
        12/31/2008     12.798      7.715           13
VISI 3       2.10%
        12/31/2007        N/A     12.611            0
        12/31/2008     12.611      7.572          104
VISI 4       2.40%
        12/31/2007        N/A     12.473            0
        12/31/2008     12.473      7.467           20
VISI 5       2.25%
        12/31/2007        N/A     12.542            0
        12/31/2008     12.542      7.519           24
VISI 6       2.55%
        12/31/2007        N/A     12.404            0
        12/31/2008     12.404      7.414            1
VISI 7       2.20%
        12/31/2007        N/A     12.565            0
        12/31/2008     12.565      7.537           95
VISI 8       2.50%
        12/31/2007        N/A     12.427            0
        12/31/2008     12.427      7.432           29
VISI 9       2.35%
        12/31/2007        N/A     12.496            0
        12/31/2008     12.496      7.484           48
VISL 1       1.65%
        12/31/2007        N/A     12.821           43
        12/31/2008     12.821      7.733           63
VISL 10      2.90%
        12/31/2007        N/A     12.246            0
        12/31/2008     12.246      7.294            4
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.590            7
VISL 2       1.95%
        12/31/2007        N/A     12.681           11
        12/31/2008     12.681      7.625           22
VISL 3       2.35%
        12/31/2007        N/A     12.496            0
        12/31/2008     12.496      7.484           31



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 4       2.65%
        12/31/2007        N/A     12.359            0
        12/31/2008     12.359      7.380            0
VISL 5       2.50%
        12/31/2007        N/A     12.427            0
        12/31/2008     12.427      7.432            9
VISL 6       2.80%
        12/31/2007        N/A     12.291            0
        12/31/2008     12.291      7.328            0
VISL 7       2.45%
        12/31/2007        N/A     12.450            0
        12/31/2008     12.450      7.449           33
VISL 8       2.75%
        12/31/2007        N/A     12.314            0
        12/31/2008     12.314      7.345           10
VISL 9       2.60%
        12/31/2007        N/A     12.382            0
        12/31/2008     12.382      7.397           58
AZL Money Market Fund
VISB 1       1.70%
        12/31/2007        N/A     10.864          616
        12/31/2008     10.864     10.941          789
VISB 10      2.95%
        12/31/2007        N/A      9.840            0
        12/31/2008      9.840      9.786          642
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.557          212
VISB 2       2.00%
        12/31/2007        N/A     10.609          768
        12/31/2008     10.609     10.652          957
VISB 3       2.40%
        12/31/2007        N/A     10.278            0
        12/31/2008     10.278     10.279          623
VISB 4       2.70%
        12/31/2007        N/A     10.036            0
        12/31/2008     10.036     10.007          472
VISB 5       2.55%
        12/31/2007        N/A     10.156            0
        12/31/2008     10.156     10.142          416
VISB 6       2.85%
        12/31/2007        N/A      9.918            0
        12/31/2008      9.918      9.874           60
VISB 7       2.50%
        12/31/2007        N/A     10.197            0
        12/31/2008     10.197     10.187          938
VISB 8       2.80%
        12/31/2007        N/A      9.957            0
        12/31/2008      9.957      9.918          700
VISB 9       2.65%
        12/31/2007        N/A     10.076            0
        12/31/2008     10.076     10.052          824
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.233           54
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.962            0


VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.097           74
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.830            9
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.510          153
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.142          173
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.874           99
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.007          158
VISI 10      2.65%
        12/31/2007        N/A     10.076            0
        12/31/2008     10.076     10.052          454
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.844         1586
VISI 2       1.70%
        12/31/2007        N/A     10.864          117
        12/31/2008     10.864     10.941          518
VISI 3       2.10%
        12/31/2007        N/A     10.525            0
        12/31/2008     10.525     10.557          881
VISI 4       2.40%
        12/31/2007        N/A     10.278            0
        12/31/2008     10.278     10.279          167
VISI 5       2.25%
        12/31/2007        N/A     10.401            0
        12/31/2008     10.401     10.417          921
VISI 6       2.55%
        12/31/2007        N/A     10.156            0
        12/31/2008     10.156     10.142           75
VISI 7       2.20%
        12/31/2007        N/A     10.442            0
        12/31/2008     10.442     10.464         2075
VISI 8       2.50%
        12/31/2007        N/A     10.197            0
        12/31/2008     10.197     10.187          515
VISI 9       2.35%
        12/31/2007        N/A     10.318            0
        12/31/2008     10.318     10.325         2068
VISL 1       1.65%
        12/31/2007        N/A     10.907          877
        12/31/2008     10.907     10.990          650
VISL 10      2.90%
        12/31/2007        N/A      9.879            0
        12/31/2008      9.879      9.830          487
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.605          945



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 2       1.95%
        12/31/2007        N/A     10.651           84
        12/31/2008     10.651     10.700          175
VISL 3       2.35%
        12/31/2007        N/A     10.318            0
        12/31/2008     10.318     10.325          931
VISL 4       2.65%
        12/31/2007        N/A     10.076            0
        12/31/2008     10.076     10.052          229
VISL 5       2.50%
        12/31/2007        N/A     10.197            0
        12/31/2008     10.197     10.187          296
VISL 6       2.80%
        12/31/2007        N/A      9.957            0
        12/31/2008      9.957      9.918           83
VISL 7       2.45%
        12/31/2007        N/A     10.237            0
        12/31/2008     10.237     10.233         1101
VISL 8       2.75%
        12/31/2007        N/A      9.997            0
        12/31/2008      9.997      9.962          502
VISL 9       2.60%
        12/31/2007        N/A     10.116            0
        12/31/2008     10.116     10.097         1541
AZL NACM International Fund
VISB 1       1.70%
        12/31/2007        N/A      9.452           49
        12/31/2008      9.452      5.119           53
VISB 10      2.95%
        12/31/2007        N/A      9.373            0
        12/31/2008      9.373      5.013            0
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.085            2
VISB 2       2.00%
        12/31/2007        N/A      9.433            5
        12/31/2008      9.433      5.093            3
VISB 3       2.40%
        12/31/2007        N/A      9.408            0
        12/31/2008      9.408      5.059            7
VISB 4       2.70%
        12/31/2007        N/A      9.389            0
        12/31/2008      9.389      5.034            8
VISB 5       2.55%
        12/31/2007        N/A      9.398            0
        12/31/2008      9.398      5.047           11
VISB 6       2.85%
        12/31/2007        N/A      9.379            0
        12/31/2008      9.379      5.021            0
VISB 7       2.50%
        12/31/2007        N/A      9.401            0
        12/31/2008      9.401      5.051           36
VISB 8       2.80%
        12/31/2007        N/A      9.383            0
        12/31/2008      9.383      5.026            5
VISB 9       2.65%
        12/31/2007        N/A      9.392            0
        12/31/2008      9.392      5.038           26


VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.055            5
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.030            3
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.042            7
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.017            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.081            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.047            1
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.021            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.034            4
VISI 10      2.65%
        12/31/2007        N/A      9.392            0
        12/31/2008      9.392      5.038            1
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.110           30
VISI 2       1.70%
        12/31/2007        N/A      9.452           11
        12/31/2008      9.452      5.119           20
VISI 3       2.10%
        12/31/2007        N/A      9.427            0
        12/31/2008      9.427      5.085           70
VISI 4       2.40%
        12/31/2007        N/A      9.408            0
        12/31/2008      9.408      5.059            1
VISI 5       2.25%
        12/31/2007        N/A      9.417            0
        12/31/2008      9.417      5.072           46
VISI 6       2.55%
        12/31/2007        N/A      9.398            0
        12/31/2008      9.398      5.047            4
VISI 7       2.20%
        12/31/2007        N/A      9.420            0
        12/31/2008      9.420      5.076           73
VISI 8       2.50%
        12/31/2007        N/A      9.401            0
        12/31/2008      9.401      5.051            6
VISI 9       2.35%
        12/31/2007        N/A      9.411            0
        12/31/2008      9.411      5.064           41
VISL 1       1.65%
        12/31/2007        N/A      9.455           50
        12/31/2008      9.455      5.123           49



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 10      2.90%
        12/31/2007        N/A      9.376            0
        12/31/2008      9.376      5.017            3
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.089            2
VISL 2       1.95%
        12/31/2007        N/A      9.436            2
        12/31/2008      9.436      5.098            2
VISL 3       2.35%
        12/31/2007        N/A      9.411            0
        12/31/2008      9.411      5.064           34
VISL 4       2.65%
        12/31/2007        N/A      9.392            0
        12/31/2008      9.392      5.038            4
VISL 5       2.50%
        12/31/2007        N/A      9.401            0
        12/31/2008      9.401      5.051            6
VISL 6       2.80%
        12/31/2007        N/A      9.383            0
        12/31/2008      9.383      5.026            0
VISL 7       2.45%
        12/31/2007        N/A      9.405            0
        12/31/2008      9.405      5.055           21
VISL 8       2.75%
        12/31/2007        N/A      9.386            0
        12/31/2008      9.386      5.030           20
VISL 9       2.60%
        12/31/2007        N/A      9.395            0
        12/31/2008      9.395      5.042           23
AZL OCC Opportunity Fund
VISB 1       1.70%
        12/31/2007        N/A     16.390           98
        12/31/2008     16.390      8.515          143
VISB 10      2.95%
        12/31/2007        N/A     15.268            0
        12/31/2008     15.268      7.833            9
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.291           14
VISB 2       2.00%
        12/31/2007        N/A     16.114           14
        12/31/2008     16.114      8.346           15
VISB 3       2.40%
        12/31/2007        N/A     15.752            0
        12/31/2008     15.752      8.126           33
VISB 4       2.70%
        12/31/2007        N/A     15.486            0
        12/31/2008     15.486      7.965            2
VISB 5       2.55%
        12/31/2007        N/A     15.618            0
        12/31/2008     15.618      8.045            7
VISB 6       2.85%
        12/31/2007        N/A     15.355            0
        12/31/2008     15.355      7.886            4
VISB 7       2.50%
        12/31/2007        N/A     15.663            0
        12/31/2008     15.663      8.072           42


VISB 8       2.80%
        12/31/2007        N/A     15.398            0
        12/31/2008     15.398      7.912            8
VISB 9       2.65%
        12/31/2007        N/A     15.530            0
        12/31/2008     15.530      7.992           58
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.099            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.939            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.019            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.860            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.263            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.045            0
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.886            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.965            4
VISI 10      2.65%
        12/31/2007        N/A     15.530            0
        12/31/2008     15.530      7.992           13
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.459           17
VISI 2       1.70%
        12/31/2007        N/A     16.390           19
        12/31/2008     16.390      8.515           22
VISI 3       2.10%
        12/31/2007        N/A     16.022            0
        12/31/2008     16.022      8.291           62
VISI 4       2.40%
        12/31/2007        N/A     15.752            0
        12/31/2008     15.752      8.126            8
VISI 5       2.25%
        12/31/2007        N/A     15.887            0
        12/31/2008     15.887      8.208           42
VISI 6       2.55%
        12/31/2007        N/A     15.618            0
        12/31/2008     15.618      8.045            3
VISI 7       2.20%
        12/31/2007        N/A     15.932            0
        12/31/2008     15.932      8.236          118
VISI 8       2.50%
        12/31/2007        N/A     15.663            0
        12/31/2008     15.663      8.072           20



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 9       2.35%
        12/31/2007        N/A     15.797            0
        12/31/2008     15.797      8.154           65
VISL 1       1.65%
        12/31/2007        N/A     16.437           30
        12/31/2008     16.437      8.544           33
VISL 10      2.90%
        12/31/2007        N/A     15.311            0
        12/31/2008     15.311      7.860            4
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.319            2
VISL 2       1.95%
        12/31/2007        N/A     16.159            9
        12/31/2008     16.159      8.374           15
VISL 3       2.35%
        12/31/2007        N/A     15.797            0
        12/31/2008     15.797      8.154           30
VISL 4       2.65%
        12/31/2007        N/A     15.530            0
        12/31/2008     15.530      7.992            1
VISL 5       2.50%
        12/31/2007        N/A     15.663            0
        12/31/2008     15.663      8.072           17
VISL 6       2.80%
        12/31/2007        N/A     15.398            0
        12/31/2008     15.398      7.912            2
VISL 7       2.45%
        12/31/2007        N/A     15.707            0
        12/31/2008     15.707      8.099           31
VISL 8       2.75%
        12/31/2007        N/A     15.442            0
        12/31/2008     15.442      7.939            0
VISL 9       2.60%
        12/31/2007        N/A     15.574            0
        12/31/2008     15.574      8.019           21
AZL Oppenheimer Global Fund
VISB 1       1.70%
        12/31/2007        N/A     15.069          104
        12/31/2008     15.069      8.733          131
VISB 10      2.95%
        12/31/2007        N/A     14.393            0
        12/31/2008     14.393      8.237            6
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.571           38
VISB 2       2.00%
        12/31/2007        N/A     14.904           48
        12/31/2008     14.904      8.611           61
VISB 3       2.40%
        12/31/2007        N/A     14.686            0
        12/31/2008     14.686      8.451           50
VISB 4       2.70%
        12/31/2007        N/A     14.525            0
        12/31/2008     14.525      8.334            9
VISB 5       2.55%
        12/31/2007        N/A     14.606            0
        12/31/2008     14.606      8.392           38


VISB 6       2.85%
        12/31/2007        N/A     14.446            0
        12/31/2008     14.446      8.276            6
VISB 7       2.50%
        12/31/2007        N/A     14.633            0
        12/31/2008     14.633      8.412           64
VISB 8       2.80%
        12/31/2007        N/A     14.472            0
        12/31/2008     14.472      8.295           11
VISB 9       2.65%
        12/31/2007        N/A     14.552            0
        12/31/2008     14.552      8.353           47
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.432            6
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.314            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.373            1
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.256            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.551            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.392            2
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.276            8
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.334            2
VISI 10      2.65%
        12/31/2007        N/A     14.552            0
        12/31/2008     14.552      8.353           10
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.692           77
VISI 2       1.70%
        12/31/2007        N/A     15.069           14
        12/31/2008     15.069      8.733           18
VISI 3       2.10%
        12/31/2007        N/A     14.849            0
        12/31/2008     14.849      8.571           81
VISI 4       2.40%
        12/31/2007        N/A     14.686            0
        12/31/2008     14.686      8.451           15
VISI 5       2.25%
        12/31/2007        N/A     14.767            0
        12/31/2008     14.767      8.511           27
VISI 6       2.55%
        12/31/2007        N/A     14.606            0
        12/31/2008     14.606      8.392            1



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 7       2.20%
        12/31/2007        N/A     14.795            0
        12/31/2008     14.795      8.531          125
VISI 8       2.50%
        12/31/2007        N/A     14.633            0
        12/31/2008     14.633      8.412           51
VISI 9       2.35%
        12/31/2007        N/A     14.713            0
        12/31/2008     14.713      8.471          125
VISL 1       1.65%
        12/31/2007        N/A     15.096           51
        12/31/2008     15.096      8.753           61
VISL 10      2.90%
        12/31/2007        N/A     14.419            0
        12/31/2008     14.419      8.256           13
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.591           25
VISL 2       1.95%
        12/31/2007        N/A     14.931           20
        12/31/2008     14.931      8.631           26
VISL 3       2.35%
        12/31/2007        N/A     14.713            0
        12/31/2008     14.713      8.471           45
VISL 4       2.65%
        12/31/2007        N/A     14.552            0
        12/31/2008     14.552      8.353            3
VISL 5       2.50%
        12/31/2007        N/A     14.633            0
        12/31/2008     14.633      8.412           23
VISL 6       2.80%
        12/31/2007        N/A     14.472            0
        12/31/2008     14.472      8.295            7
VISL 7       2.45%
        12/31/2007        N/A     14.659            0
        12/31/2008     14.659      8.432           50
VISL 8       2.75%
        12/31/2007        N/A     14.499            0
        12/31/2008     14.499      8.314            4
VISL 9       2.60%
        12/31/2007        N/A     14.579            0
        12/31/2008     14.579      8.373           35
AZL Oppenheimer International Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     20.128          175
        12/31/2008     20.128     11.052          232
VISB 10      2.95%
        12/31/2007        N/A     18.635            0
        12/31/2008     18.635     10.105           10
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.740            9
VISB 2       2.00%
        12/31/2007        N/A     19.759           37
        12/31/2008     19.759     10.817           51
VISB 3       2.40%
        12/31/2007        N/A     19.277            0
        12/31/2008     19.277     10.512          140


VISB 4       2.70%
        12/31/2007        N/A     18.924            0
        12/31/2008     18.924     10.288           17
VISB 5       2.55%
        12/31/2007        N/A     19.100            0
        12/31/2008     19.100     10.399           88
VISB 6       2.85%
        12/31/2007        N/A     18.750            0
        12/31/2008     18.750     10.178            4
VISB 7       2.50%
        12/31/2007        N/A     19.159            0
        12/31/2008     19.159     10.436           92
VISB 8       2.80%
        12/31/2007        N/A     18.808            0
        12/31/2008     18.808     10.214           23
VISB 9       2.65%
        12/31/2007        N/A     18.983            0
        12/31/2008     18.983     10.325          133
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.474            3
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.251            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.362            3
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.141            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.702            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.399            6
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.178            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.288           15
VISI 10      2.65%
        12/31/2007        N/A     18.983            0
        12/31/2008     18.983     10.325           22
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.974           77
VISI 2       1.70%
        12/31/2007        N/A     20.128           35
        12/31/2008     20.128     11.052           33
VISI 3       2.10%
        12/31/2007        N/A     19.637            0
        12/31/2008     19.637     10.740          123
VISI 4       2.40%
        12/31/2007        N/A     19.277            0
        12/31/2008     19.277     10.512           30



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 5       2.25%
        12/31/2007        N/A     19.456            0
        12/31/2008     19.456     10.625           76
VISI 6       2.55%
        12/31/2007        N/A     19.100            0
        12/31/2008     19.100     10.399            3
VISI 7       2.20%
        12/31/2007        N/A     19.517            0
        12/31/2008     19.517     10.663          164
VISI 8       2.50%
        12/31/2007        N/A     19.159            0
        12/31/2008     19.159     10.436           58
VISI 9       2.35%
        12/31/2007        N/A     19.337            0
        12/31/2008     19.337     10.549          117
VISL 1       1.65%
        12/31/2007        N/A     20.190           82
        12/31/2008     20.190     11.092          140
VISL 10      2.90%
        12/31/2007        N/A     18.692            0
        12/31/2008     18.692     10.141           19
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.779           13
VISL 2       1.95%
        12/31/2007        N/A     19.820           19
        12/31/2008     19.820     10.856           34
VISL 3       2.35%
        12/31/2007        N/A     19.337            0
        12/31/2008     19.337     10.549           53
VISL 4       2.65%
        12/31/2007        N/A     18.983            0
        12/31/2008     18.983     10.325           23
VISL 5       2.50%
        12/31/2007        N/A     19.159            0
        12/31/2008     19.159     10.436           59
VISL 6       2.80%
        12/31/2007        N/A     18.808            0
        12/31/2008     18.808     10.214            2
VISL 7       2.45%
        12/31/2007        N/A     19.218            0
        12/31/2008     19.218     10.474           42
VISL 8       2.75%
        12/31/2007        N/A     18.866            0
        12/31/2008     18.866     10.251           21
VISL 9       2.60%
        12/31/2007        N/A     19.041            0
        12/31/2008     19.041     10.362           60
AZL PIMCO Fundamental IndexPLUS Total Return Fund
VISB 1       1.70%
        12/31/2007        N/A     11.596           11
        12/31/2008     11.596      6.742           27
VISB 10      2.95%
        12/31/2007        N/A     11.355            0
        12/31/2008     11.355      6.520            7
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.670           12


VISB 2       2.00%
        12/31/2007        N/A     11.538            2
        12/31/2008     11.538      6.688            8
VISB 3       2.40%
        12/31/2007        N/A     11.461            0
        12/31/2008     11.461      6.617           15
VISB 4       2.70%
        12/31/2007        N/A     11.403            0
        12/31/2008     11.403      6.564            8
VISB 5       2.55%
        12/31/2007        N/A     11.432            0
        12/31/2008     11.432      6.590           24
VISB 6       2.85%
        12/31/2007        N/A     11.374            0
        12/31/2008     11.374      6.537            5
VISB 7       2.50%
        12/31/2007        N/A     11.441            0
        12/31/2008     11.441      6.599           14
VISB 8       2.80%
        12/31/2007        N/A     11.384            0
        12/31/2008     11.384      6.546            1
VISB 9       2.65%
        12/31/2007        N/A     11.413            0
        12/31/2008     11.413      6.572            7
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.608            5
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.555            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.581            1
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.529            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.661            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.590            2
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.537            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.564            5
VISI 10      2.65%
        12/31/2007        N/A     11.413            0
        12/31/2008     11.413      6.572            7
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.724           38
VISI 2       1.70%
        12/31/2007        N/A     11.596            0
        12/31/2008     11.596      6.742            6



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 3       2.10%
        12/31/2007        N/A     11.518            0
        12/31/2008     11.518      6.670           36
VISI 4       2.40%
        12/31/2007        N/A     11.461            0
        12/31/2008     11.461      6.617            3
VISI 5       2.25%
        12/31/2007        N/A     11.490            0
        12/31/2008     11.490      6.643           35
VISI 6       2.55%
        12/31/2007        N/A     11.432            0
        12/31/2008     11.432      6.590            1
VISI 7       2.20%
        12/31/2007        N/A     11.499            0
        12/31/2008     11.499      6.652           39
VISI 8       2.50%
        12/31/2007        N/A     11.441            0
        12/31/2008     11.441      6.599           12
VISI 9       2.35%
        12/31/2007        N/A     11.470            0
        12/31/2008     11.470      6.626           31
VISL 1       1.65%
        12/31/2007        N/A     11.606            3
        12/31/2008     11.606      6.751            3
VISL 10      2.90%
        12/31/2007        N/A     11.365            0
        12/31/2008     11.365      6.529            1
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.679            8
VISL 2       1.95%
        12/31/2007        N/A     11.547            0
        12/31/2008     11.547      6.697            7
VISL 3       2.35%
        12/31/2007        N/A     11.470            0
        12/31/2008     11.470      6.626           12
VISL 4       2.65%
        12/31/2007        N/A     11.413            0
        12/31/2008     11.413      6.572            0
VISL 5       2.50%
        12/31/2007        N/A     11.441            0
        12/31/2008     11.441      6.599           13
VISL 6       2.80%
        12/31/2007        N/A     11.384            0
        12/31/2008     11.384      6.546            1
VISL 7       2.45%
        12/31/2007        N/A     11.451            0
        12/31/2008     11.451      6.608           20
VISL 8       2.75%
        12/31/2007        N/A     11.394            0
        12/31/2008     11.394      6.555            4
VISL 9       2.60%
        12/31/2007        N/A     11.422            0
        12/31/2008     11.422      6.581            8
AZL S&P 500 Index Fund
VISB 1       1.70%
        12/31/2007        N/A      9.862          141
        12/31/2008      9.862      6.048          419


VISB 10      2.95%
        12/31/2007        N/A      9.780            0
        12/31/2008      9.780      5.923           21
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.008           80
VISB 2       2.00%
        12/31/2007        N/A      9.842           29
        12/31/2008      9.842      6.018          155
VISB 3       2.40%
        12/31/2007        N/A      9.816            0
        12/31/2008      9.816      5.978          124
VISB 4       2.70%
        12/31/2007        N/A      9.796            0
        12/31/2008      9.796      5.948           19
VISB 5       2.55%
        12/31/2007        N/A      9.806            0
        12/31/2008      9.806      5.963           33
VISB 6       2.85%
        12/31/2007        N/A      9.786            0
        12/31/2008      9.786      5.933            3
VISB 7       2.50%
        12/31/2007        N/A      9.809            0
        12/31/2008      9.809      5.968          215
VISB 8       2.80%
        12/31/2007        N/A      9.790            0
        12/31/2008      9.790      5.938           31
VISB 9       2.65%
        12/31/2007        N/A      9.799            0
        12/31/2008      9.799      5.953          156
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.973            4
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.943            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.958            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.928            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.003           20
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.963            4
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.933            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.948           63
VISI 10      2.65%
        12/31/2007        N/A      9.799            0
        12/31/2008      9.799      5.953          156



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.038          431
VISI 2       1.70%
        12/31/2007        N/A      9.862           30
        12/31/2008      9.862      6.048           52
VISI 3       2.10%
        12/31/2007        N/A      9.836            0
        12/31/2008      9.836      6.008          248
VISI 4       2.40%
        12/31/2007        N/A      9.816            0
        12/31/2008      9.816      5.978           14
VISI 5       2.25%
        12/31/2007        N/A      9.826            0
        12/31/2008      9.826      5.993          145
VISI 6       2.55%
        12/31/2007        N/A      9.806            0
        12/31/2008      9.806      5.963           16
VISI 7       2.20%
        12/31/2007        N/A      9.829            0
        12/31/2008      9.829      5.998          299
VISI 8       2.50%
        12/31/2007        N/A      9.809            0
        12/31/2008      9.809      5.968           70
VISI 9       2.35%
        12/31/2007        N/A      9.819            0
        12/31/2008      9.819      5.983          847
VISL 1       1.65%
        12/31/2007        N/A      9.865           72
        12/31/2008      9.865      6.053          159
VISL 10      2.90%
        12/31/2007        N/A      9.783            0
        12/31/2008      9.783      5.928           17
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.013           79
VISL 2       1.95%
        12/31/2007        N/A      9.846           41
        12/31/2008      9.846      6.023           59
VISL 3       2.35%
        12/31/2007        N/A      9.819            0
        12/31/2008      9.819      5.983           62
VISL 4       2.65%
        12/31/2007        N/A      9.799            0
        12/31/2008      9.799      5.953            2
VISL 5       2.50%
        12/31/2007        N/A      9.809            0
        12/31/2008      9.809      5.968           57
VISL 6       2.80%
        12/31/2007        N/A      9.790            0
        12/31/2008      9.790      5.938            1
VISL 7       2.45%
        12/31/2007        N/A      9.813            0
        12/31/2008      9.813      5.973          108
VISL 8       2.75%
        12/31/2007        N/A      9.793            0
        12/31/2008      9.793      5.943           20


VISL 9       2.60%
        12/31/2007        N/A      9.803            0
        12/31/2008      9.803      5.958          101
AZL Schroder Emerging Markets Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     13.388          298
        12/31/2008     13.388      6.333          441
VISB 10      2.95%
        12/31/2007        N/A     13.110            0
        12/31/2008     13.110      6.124           22
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.265           28
VISB 2       2.00%
        12/31/2007        N/A     13.321          107
        12/31/2008     13.321      6.282          146
VISB 3       2.40%
        12/31/2007        N/A     13.232            0
        12/31/2008     13.232      6.215          151
VISB 4       2.70%
        12/31/2007        N/A     13.165            0
        12/31/2008     13.165      6.165           28
VISB 5       2.55%
        12/31/2007        N/A     13.198            0
        12/31/2008     13.198      6.190           83
VISB 6       2.85%
        12/31/2007        N/A     13.132            0
        12/31/2008     13.132      6.140           10
VISB 7       2.50%
        12/31/2007        N/A     13.209            0
        12/31/2008     13.209      6.198          151
VISB 8       2.80%
        12/31/2007        N/A     13.143            0
        12/31/2008     13.143      6.149           44
VISB 9       2.65%
        12/31/2007        N/A     13.176            0
        12/31/2008     13.176      6.173           85
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.207            5
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.157            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.182            3
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.132            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.257            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.190            7
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.140            5



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.165           14
VISI 10      2.65%
        12/31/2007        N/A     13.176            0
        12/31/2008     13.176      6.173           31
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.316          137
VISI 2       1.70%
        12/31/2007        N/A     13.388           65
        12/31/2008     13.388      6.333           79
VISI 3       2.10%
        12/31/2007        N/A     13.298            0
        12/31/2008     13.298      6.265          222
VISI 4       2.40%
        12/31/2007        N/A     13.232            0
        12/31/2008     13.232      6.215           67
VISI 5       2.25%
        12/31/2007        N/A     13.265            0
        12/31/2008     13.265      6.240          140
VISI 6       2.55%
        12/31/2007        N/A     13.198            0
        12/31/2008     13.198      6.190            7
VISI 7       2.20%
        12/31/2007        N/A     13.276            0
        12/31/2008     13.276      6.248          297
VISI 8       2.50%
        12/31/2007        N/A     13.209            0
        12/31/2008     13.209      6.198           75
VISI 9       2.35%
        12/31/2007        N/A     13.243            0
        12/31/2008     13.243      6.223          282
VISL 1       1.65%
        12/31/2007        N/A     13.399          121
        12/31/2008     13.399      6.341          205
VISL 10      2.90%
        12/31/2007        N/A     13.121            0
        12/31/2008     13.121      6.132           42
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.274           56
VISL 2       1.95%
        12/31/2007        N/A     13.332           70
        12/31/2008     13.332      6.290           75
VISL 3       2.35%
        12/31/2007        N/A     13.243            0
        12/31/2008     13.243      6.223           76
VISL 4       2.65%
        12/31/2007        N/A     13.176            0
        12/31/2008     13.176      6.173           24
VISL 5       2.50%
        12/31/2007        N/A     13.209            0
        12/31/2008     13.209      6.198           59
VISL 6       2.80%
        12/31/2007        N/A     13.143            0
        12/31/2008     13.143      6.149            5


VISL 7       2.45%
        12/31/2007        N/A     13.221            0
        12/31/2008     13.221      6.207          112
VISL 8       2.75%
        12/31/2007        N/A     13.154            0
        12/31/2008     13.154      6.157           42
VISL 9       2.60%
        12/31/2007        N/A     13.187            0
        12/31/2008     13.187      6.182          107
AZL Schroder International Small Cap Fund
VISB 1       1.70%
        12/31/2007        N/A      9.224          129
        12/31/2008      9.224      4.935          163
VISB 10      2.95%
        12/31/2007        N/A      9.147            0
        12/31/2008      9.147      4.833           14
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.902           16
VISB 2       2.00%
        12/31/2007        N/A      9.206           54
        12/31/2008      9.206      4.910           66
VISB 3       2.40%
        12/31/2007        N/A      9.181            0
        12/31/2008      9.181      4.878           29
VISB 4       2.70%
        12/31/2007        N/A      9.162            0
        12/31/2008      9.162      4.853           10
VISB 5       2.55%
        12/31/2007        N/A      9.172            0
        12/31/2008      9.172      4.865           38
VISB 6       2.85%
        12/31/2007        N/A      9.153            0
        12/31/2008      9.153      4.841            2
VISB 7       2.50%
        12/31/2007        N/A      9.175            0
        12/31/2008      9.175      4.870           95
VISB 8       2.80%
        12/31/2007        N/A      9.156            0
        12/31/2008      9.156      4.845           12
VISB 9       2.65%
        12/31/2007        N/A      9.165            0
        12/31/2008      9.165      4.857           75
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.874            0
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.849            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.861            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.837            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.898            0



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.865            3
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.841            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.853            9
VISI 10      2.65%
        12/31/2007        N/A      9.165            0
        12/31/2008      9.165      4.857            7
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.927           53
VISI 2       1.70%
        12/31/2007        N/A      9.224           21
        12/31/2008      9.224      4.935           25
VISI 3       2.10%
        12/31/2007        N/A      9.199            0
        12/31/2008      9.199      4.902           88
VISI 4       2.40%
        12/31/2007        N/A      9.181            0
        12/31/2008      9.181      4.878            9
VISI 5       2.25%
        12/31/2007        N/A      9.190            0
        12/31/2008      9.190      4.890           54
VISI 6       2.55%
        12/31/2007        N/A      9.172            0
        12/31/2008      9.172      4.865            1
VISI 7       2.20%
        12/31/2007        N/A      9.193            0
        12/31/2008      9.193      4.894          146
VISI 8       2.50%
        12/31/2007        N/A      9.175            0
        12/31/2008      9.175      4.870           22
VISI 9       2.35%
        12/31/2007        N/A      9.184            0
        12/31/2008      9.184      4.882          154
VISL 1       1.65%
        12/31/2007        N/A      9.227           57
        12/31/2008      9.227      4.939           77
VISL 10      2.90%
        12/31/2007        N/A      9.150            0
        12/31/2008      9.150      4.837           15
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      4.906           33
VISL 2       1.95%
        12/31/2007        N/A      9.209           44
        12/31/2008      9.209      4.915           50
VISL 3       2.35%
        12/31/2007        N/A      9.184            0
        12/31/2008      9.184      4.882           35
VISL 4       2.65%
        12/31/2007        N/A      9.165            0
        12/31/2008      9.165      4.857            3


VISL 5       2.50%
        12/31/2007        N/A      9.175            0
        12/31/2008      9.175      4.870           32
VISL 6       2.80%
        12/31/2007        N/A      9.156            0
        12/31/2008      9.156      4.845            1
VISL 7       2.45%
        12/31/2007        N/A      9.178            0
        12/31/2008      9.178      4.874           57
VISL 8       2.75%
        12/31/2007        N/A      9.159            0
        12/31/2008      9.159      4.849           19
VISL 9       2.60%
        12/31/2007        N/A      9.169            0
        12/31/2008      9.169      4.861           70
AZL Small Cap Stock Index Fund
VISB 1       1.70%
        12/31/2007        N/A      9.310           84
        12/31/2008      9.310      6.321           95
VISB 10      2.95%
        12/31/2007        N/A      9.233            0
        12/31/2008      9.233      6.190            3
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.279           29
VISB 2       2.00%
        12/31/2007        N/A      9.292           14
        12/31/2008      9.292      6.289           17
VISB 3       2.40%
        12/31/2007        N/A      9.267            0
        12/31/2008      9.267      6.247           84
VISB 4       2.70%
        12/31/2007        N/A      9.248            0
        12/31/2008      9.248      6.216            3
VISB 5       2.55%
        12/31/2007        N/A      9.257            0
        12/31/2008      9.257      6.232           16
VISB 6       2.85%
        12/31/2007        N/A      9.239            0
        12/31/2008      9.239      6.200            0
VISB 7       2.50%
        12/31/2007        N/A      9.261            0
        12/31/2008      9.261      6.237           55
VISB 8       2.80%
        12/31/2007        N/A      9.242            0
        12/31/2008      9.242      6.206            7
VISB 9       2.65%
        12/31/2007        N/A      9.251            0
        12/31/2008      9.251      6.221           36
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.242            2
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.211            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.226            0



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.195            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.273            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.232            3
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.200            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.216           12
VISI 10      2.65%
        12/31/2007        N/A      9.251            0
        12/31/2008      9.251      6.221           12
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.310          155
VISI 2       1.70%
        12/31/2007        N/A      9.310           18
        12/31/2008      9.310      6.321           33
VISI 3       2.10%
        12/31/2007        N/A      9.285            0
        12/31/2008      9.285      6.279          101
VISI 4       2.40%
        12/31/2007        N/A      9.267            0
        12/31/2008      9.267      6.247            0
VISI 5       2.25%
        12/31/2007        N/A      9.276            0
        12/31/2008      9.276      6.263           87
VISI 6       2.55%
        12/31/2007        N/A      9.257            0
        12/31/2008      9.257      6.232            2
VISI 7       2.20%
        12/31/2007        N/A      9.279            0
        12/31/2008      9.279      6.268          139
VISI 8       2.50%
        12/31/2007        N/A      9.261            0
        12/31/2008      9.261      6.237           22
VISI 9       2.35%
        12/31/2007        N/A      9.270            0
        12/31/2008      9.270      6.252          155
VISL 1       1.65%
        12/31/2007        N/A      9.314           60
        12/31/2008      9.314      6.326           76
VISL 10      2.90%
        12/31/2007        N/A      9.236            0
        12/31/2008      9.236      6.195           12
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.284           33
VISL 2       1.95%
        12/31/2007        N/A      9.295           11
        12/31/2008      9.295      6.294           13


VISL 3       2.35%
        12/31/2007        N/A      9.270            0
        12/31/2008      9.270      6.252           33
VISL 4       2.65%
        12/31/2007        N/A      9.251            0
        12/31/2008      9.251      6.221           10
VISL 5       2.50%
        12/31/2007        N/A      9.261            0
        12/31/2008      9.261      6.237           21
VISL 6       2.80%
        12/31/2007        N/A      9.242            0
        12/31/2008      9.242      6.206            1
VISL 7       2.45%
        12/31/2007        N/A      9.264            0
        12/31/2008      9.264      6.242           55
VISL 8       2.75%
        12/31/2007        N/A      9.245            0
        12/31/2008      9.245      6.211           23
VISL 9       2.60%
        12/31/2007        N/A      9.254            0
        12/31/2008      9.254      6.226           75
AZL TargetPLUS Balanced Fund
VISB 1       1.70%
        12/31/2007        N/A     10.096           23
        12/31/2008     10.096      7.503           36
VISB 10      2.95%
        12/31/2007        N/A     10.012            0
        12/31/2008     10.012      7.348           64
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.453          136
VISB 2       2.00%
        12/31/2007        N/A     10.076           23
        12/31/2008     10.076      7.466           74
VISB 3       2.40%
        12/31/2007        N/A     10.049            0
        12/31/2008     10.049      7.416          104
VISB 4       2.70%
        12/31/2007        N/A     10.029            0
        12/31/2008     10.029      7.379           16
VISB 5       2.55%
        12/31/2007        N/A     10.039            0
        12/31/2008     10.039      7.397           72
VISB 6       2.85%
        12/31/2007        N/A     10.018            0
        12/31/2008     10.018      7.360            0
VISB 7       2.50%
        12/31/2007        N/A     10.042            0
        12/31/2008     10.042      7.404          299
VISB 8       2.80%
        12/31/2007        N/A     10.022            0
        12/31/2008     10.022      7.367           62
VISB 9       2.65%
        12/31/2007        N/A     10.032            0
        12/31/2008     10.032      7.385          323
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.410           17



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.373            6
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.391            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.354            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.447           35
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.397            7
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.360            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.379           16
VISI 10      2.65%
        12/31/2007        N/A     10.032            0
        12/31/2008     10.032      7.385           55
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.491          749
VISI 2       1.70%
        12/31/2007        N/A     10.096           41
        12/31/2008     10.096      7.503           56
VISI 3       2.10%
        12/31/2007        N/A     10.069            0
        12/31/2008     10.069      7.453          506
VISI 4       2.40%
        12/31/2007        N/A     10.049            0
        12/31/2008     10.049      7.416           16
VISI 5       2.25%
        12/31/2007        N/A     10.059            0
        12/31/2008     10.059      7.435          150
VISI 6       2.55%
        12/31/2007        N/A     10.039            0
        12/31/2008     10.039      7.397            1
VISI 7       2.20%
        12/31/2007        N/A     10.062            0
        12/31/2008     10.062      7.441          253
VISI 8       2.50%
        12/31/2007        N/A     10.042            0
        12/31/2008     10.042      7.404           74
VISI 9       2.35%
        12/31/2007        N/A     10.052            0
        12/31/2008     10.052      7.422          347
VISL 1       1.65%
        12/31/2007        N/A     10.100           47
        12/31/2008     10.100      7.510           89
VISL 10      2.90%
        12/31/2007        N/A     10.015            0
        12/31/2008     10.015      7.354           11


VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.460          679
VISL 2       1.95%
        12/31/2007        N/A     10.079           24
        12/31/2008     10.079      7.472           26
VISL 3       2.35%
        12/31/2007        N/A     10.052            0
        12/31/2008     10.052      7.422          135
VISL 4       2.65%
        12/31/2007        N/A     10.032            0
        12/31/2008     10.032      7.385            0
VISL 5       2.50%
        12/31/2007        N/A     10.042            0
        12/31/2008     10.042      7.404          138
VISL 6       2.80%
        12/31/2007        N/A     10.022            0
        12/31/2008     10.022      7.367            1
VISL 7       2.45%
        12/31/2007        N/A     10.045            0
        12/31/2008     10.045      7.410          147
VISL 8       2.75%
        12/31/2007        N/A     10.025            0
        12/31/2008     10.025      7.373           79
VISL 9       2.60%
        12/31/2007        N/A     10.035            0
        12/31/2008     10.035      7.391          107
AZL TargetPLUS Equity Fund
VISB 1       1.70%
        12/31/2007        N/A     10.492          297
        12/31/2008     10.492      5.310          372
VISB 10      2.95%
        12/31/2007        N/A     10.372            0
        12/31/2008     10.372      5.183           16
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.267          114
VISB 2       2.00%
        12/31/2007        N/A     10.460          236
        12/31/2008     10.460      5.278          220
VISB 3       2.40%
        12/31/2007        N/A     10.418            0
        12/31/2008     10.418      5.235          244
VISB 4       2.70%
        12/31/2007        N/A     10.387            0
        12/31/2008     10.387      5.204           15
VISB 5       2.55%
        12/31/2007        N/A     10.402            0
        12/31/2008     10.402      5.219           66
VISB 6       2.85%
        12/31/2007        N/A     10.371            0
        12/31/2008     10.371      5.188           52
VISB 7       2.50%
        12/31/2007        N/A     10.416            0
        12/31/2008     10.416      5.229          180
VISB 8       2.80%
        12/31/2007        N/A     10.387            0
        12/31/2008     10.387      5.198           51



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 9       2.65%
        12/31/2007        N/A     10.401            0
        12/31/2008     10.401      5.214          190
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.234            0
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.203            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.219            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.188            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.270            1
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.219            3
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.188            8
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.204            2
VISI 10      2.65%
        12/31/2007        N/A     10.401            0
        12/31/2008     10.401      5.214          129
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.306          230
VISI 2       1.70%
        12/31/2007        N/A     10.492          199
        12/31/2008     10.492      5.310          218
VISI 3       2.10%
        12/31/2007        N/A     10.450            0
        12/31/2008     10.450      5.267          202
VISI 4       2.40%
        12/31/2007        N/A     10.418            0
        12/31/2008     10.418      5.235           75
VISI 5       2.25%
        12/31/2007        N/A     10.434            0
        12/31/2008     10.434      5.251           93
VISI 6       2.55%
        12/31/2007        N/A     10.402            0
        12/31/2008     10.402      5.219           10
VISI 7       2.20%
        12/31/2007        N/A     10.445            0
        12/31/2008     10.445      5.259          453
VISI 8       2.50%
        12/31/2007        N/A     10.416            0
        12/31/2008     10.416      5.229           40
VISI 9       2.35%
        12/31/2007        N/A     10.431            0
        12/31/2008     10.431      5.244          390


VISL 1       1.65%
        12/31/2007        N/A     10.498          310
        12/31/2008     10.498      5.315          414
VISL 10      2.90%
        12/31/2007        N/A     10.377            0
        12/31/2008     10.377      5.188           49
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.280          135
VISL 2       1.95%
        12/31/2007        N/A     10.466          110
        12/31/2008     10.466      5.283          167
VISL 3       2.35%
        12/31/2007        N/A     10.424            0
        12/31/2008     10.424      5.241          136
VISL 4       2.65%
        12/31/2007        N/A     10.392            0
        12/31/2008     10.392      5.209           66
VISL 5       2.50%
        12/31/2007        N/A     10.408            0
        12/31/2008     10.408      5.225           84
VISL 6       2.80%
        12/31/2007        N/A     10.376            0
        12/31/2008     10.376      5.193           15
VISL 7       2.45%
        12/31/2007        N/A     10.421            0
        12/31/2008     10.421      5.234          101
VISL 8       2.75%
        12/31/2007        N/A     10.391            0
        12/31/2008     10.391      5.203           47
VISL 9       2.60%
        12/31/2007        N/A     10.406            0
        12/31/2008     10.406      5.219           89
AZL TargetPLUS Growth Fund
VISB 1       1.70%
        12/31/2007        N/A      9.919          427
        12/31/2008      9.919      5.912          616
VISB 10      2.95%
        12/31/2007        N/A      9.836            0
        12/31/2008      9.836      5.789           45
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.872           58
VISB 2       2.00%
        12/31/2007        N/A      9.899          340
        12/31/2008      9.899      5.882          394
VISB 3       2.40%
        12/31/2007        N/A      9.873            0
        12/31/2008      9.873      5.843          287
VISB 4       2.70%
        12/31/2007        N/A      9.853            0
        12/31/2008      9.853      5.814           58
VISB 5       2.55%
        12/31/2007        N/A      9.863            0
        12/31/2008      9.863      5.828          129
VISB 6       2.85%
        12/31/2007        N/A      9.843            0
        12/31/2008      9.843      5.799           43



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 7       2.50%
        12/31/2007        N/A      9.866            0
        12/31/2008      9.866      5.833          442
VISB 8       2.80%
        12/31/2007        N/A      9.846            0
        12/31/2008      9.846      5.804          141
VISB 9       2.65%
        12/31/2007        N/A      9.856            0
        12/31/2008      9.856      5.819          368
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.838            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.809           18
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.823            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.794            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.867            1
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.828            9
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.799            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.814           20
VISI 10      2.65%
        12/31/2007        N/A      9.856            0
        12/31/2008      9.856      5.819          108
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.902          184
VISI 2       1.70%
        12/31/2007        N/A      9.919          131
        12/31/2008      9.919      5.912          157
VISI 3       2.10%
        12/31/2007        N/A      9.893            0
        12/31/2008      9.893      5.872          493
VISI 4       2.40%
        12/31/2007        N/A      9.873            0
        12/31/2008      9.873      5.843           80
VISI 5       2.25%
        12/31/2007        N/A      9.883            0
        12/31/2008      9.883      5.858          302
VISI 6       2.55%
        12/31/2007        N/A      9.863            0
        12/31/2008      9.863      5.828            3
VISI 7       2.20%
        12/31/2007        N/A      9.886            0
        12/31/2008      9.886      5.863          966


VISI 8       2.50%
        12/31/2007        N/A      9.866            0
        12/31/2008      9.866      5.833           84
VISI 9       2.35%
        12/31/2007        N/A      9.876            0
        12/31/2008      9.876      5.848          921
VISL 1       1.65%
        12/31/2007        N/A      9.923          237
        12/31/2008      9.923      5.917          273
VISL 10      2.90%
        12/31/2007        N/A      9.840            0
        12/31/2008      9.840      5.794          112
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.877           15
VISL 2       1.95%
        12/31/2007        N/A      9.903          233
        12/31/2008      9.903      5.887          252
VISL 3       2.35%
        12/31/2007        N/A      9.876            0
        12/31/2008      9.876      5.848          155
VISL 4       2.65%
        12/31/2007        N/A      9.856            0
        12/31/2008      9.856      5.819           43
VISL 5       2.50%
        12/31/2007        N/A      9.866            0
        12/31/2008      9.866      5.833          102
VISL 6       2.80%
        12/31/2007        N/A      9.846            0
        12/31/2008      9.846      5.804            1
VISL 7       2.45%
        12/31/2007        N/A      9.869            0
        12/31/2008      9.869      5.838          406
VISL 8       2.75%
        12/31/2007        N/A      9.850            0
        12/31/2008      9.850      5.809           55
VISL 9       2.60%
        12/31/2007        N/A      9.859            0
        12/31/2008      9.859      5.823          374
AZL TargetPLUS Moderate Fund
VISB 1       1.70%
        12/31/2007        N/A     10.059          176
        12/31/2008     10.059      6.688          253
VISB 10      2.95%
        12/31/2007        N/A      9.975            0
        12/31/2008      9.975      6.550           74
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.643           62
VISB 2       2.00%
        12/31/2007        N/A     10.039           56
        12/31/2008     10.039      6.655           80
VISB 3       2.40%
        12/31/2007        N/A     10.012            0
        12/31/2008     10.012      6.610          146
VISB 4       2.70%
        12/31/2007        N/A      9.992            0
        12/31/2008      9.992      6.577           34



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 5       2.55%
        12/31/2007        N/A     10.002            0
        12/31/2008     10.002      6.594          177
VISB 6       2.85%
        12/31/2007        N/A      9.982            0
        12/31/2008      9.982      6.561            8
VISB 7       2.50%
        12/31/2007        N/A     10.005            0
        12/31/2008     10.005      6.599          486
VISB 8       2.80%
        12/31/2007        N/A      9.985            0
        12/31/2008      9.985      6.566          126
VISB 9       2.65%
        12/31/2007        N/A      9.995            0
        12/31/2008      9.995      6.583          630
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.605           24
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.572            9
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.588            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.555            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.638            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.594           21
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.561            8
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.577           61
VISI 10      2.65%
        12/31/2007        N/A      9.995            0
        12/31/2008      9.995      6.583           83
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.677           76
VISI 2       1.70%
        12/31/2007        N/A     10.059           50
        12/31/2008     10.059      6.688           41
VISI 3       2.10%
        12/31/2007        N/A     10.032            0
        12/31/2008     10.032      6.643          299
VISI 4       2.40%
        12/31/2007        N/A     10.012            0
        12/31/2008     10.012      6.610           21
VISI 5       2.25%
        12/31/2007        N/A     10.022            0
        12/31/2008     10.022      6.627          238


VISI 6       2.55%
        12/31/2007        N/A     10.002            0
        12/31/2008     10.002      6.594            7
VISI 7       2.20%
        12/31/2007        N/A     10.026            0
        12/31/2008     10.026      6.632          537
VISI 8       2.50%
        12/31/2007        N/A     10.005            0
        12/31/2008     10.005      6.599          117
VISI 9       2.35%
        12/31/2007        N/A     10.016            0
        12/31/2008     10.016      6.616          503
VISL 1       1.65%
        12/31/2007        N/A     10.063          173
        12/31/2008     10.063      6.694          207
VISL 10      2.90%
        12/31/2007        N/A      9.979            0
        12/31/2008      9.979      6.555           32
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.649           87
VISL 2       1.95%
        12/31/2007        N/A     10.043           10
        12/31/2008     10.043      6.660           27
VISL 3       2.35%
        12/31/2007        N/A     10.016            0
        12/31/2008     10.016      6.616          328
VISL 4       2.65%
        12/31/2007        N/A      9.995            0
        12/31/2008      9.995      6.583           18
VISL 5       2.50%
        12/31/2007        N/A     10.005            0
        12/31/2008     10.005      6.599           89
VISL 6       2.80%
        12/31/2007        N/A      9.985            0
        12/31/2008      9.985      6.566           11
VISL 7       2.45%
        12/31/2007        N/A     10.009            0
        12/31/2008     10.009      6.605          266
VISL 8       2.75%
        12/31/2007        N/A      9.989            0
        12/31/2008      9.989      6.572           72
VISL 9       2.60%
        12/31/2007        N/A      9.999            0
        12/31/2008      9.999      6.588          224
AZL Turner Quantitative Small Cap Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     12.670           26
        12/31/2008     12.670      7.056           32
VISB 10      2.95%
        12/31/2007        N/A     12.253            0
        12/31/2008     12.253      6.739            4
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.953            3
VISB 2       2.00%
        12/31/2007        N/A     12.569            8
        12/31/2008     12.569      6.979           13


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 3       2.40%
        12/31/2007        N/A     12.435            0
        12/31/2008     12.435      6.877           26
VISB 4       2.70%
        12/31/2007        N/A     12.336            0
        12/31/2008     12.336      6.801            1
VISB 5       2.55%
        12/31/2007        N/A     12.385            0
        12/31/2008     12.385      6.839            8
VISB 6       2.85%
        12/31/2007        N/A     12.286            0
        12/31/2008     12.286      6.764            4
VISB 7       2.50%
        12/31/2007        N/A     12.402            0
        12/31/2008     12.402      6.852           23
VISB 8       2.80%
        12/31/2007        N/A     12.303            0
        12/31/2008     12.303      6.777            5
VISB 9       2.65%
        12/31/2007        N/A     12.352            0
        12/31/2008     12.352      6.814           38
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.864            2
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.789            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.827            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.752            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.941            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.839            5
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.764            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.801            0
VISI 10      2.65%
        12/31/2007        N/A     12.352            0
        12/31/2008     12.352      6.814            1
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.031           33
VISI 2       1.70%
        12/31/2007        N/A     12.670            9
        12/31/2008     12.670      7.056           11
VISI 3       2.10%
        12/31/2007        N/A     12.535            0
        12/31/2008     12.535      6.953           24


VISI 4       2.40%
        12/31/2007        N/A     12.435            0
        12/31/2008     12.435      6.877            6
VISI 5       2.25%
        12/31/2007        N/A     12.485            0
        12/31/2008     12.485      6.915           13
VISI 6       2.55%
        12/31/2007        N/A     12.385            0
        12/31/2008     12.385      6.839            1
VISI 7       2.20%
        12/31/2007        N/A     12.502            0
        12/31/2008     12.502      6.928           61
VISI 8       2.50%
        12/31/2007        N/A     12.402            0
        12/31/2008     12.402      6.852            8
VISI 9       2.35%
        12/31/2007        N/A     12.452            0
        12/31/2008     12.452      6.890           55
VISL 1       1.65%
        12/31/2007        N/A     12.687           10
        12/31/2008     12.687      7.069           14
VISL 10      2.90%
        12/31/2007        N/A     12.270            0
        12/31/2008     12.270      6.752           16
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.966           10
VISL 2       1.95%
        12/31/2007        N/A     12.585            3
        12/31/2008     12.585      6.992           11
VISL 3       2.35%
        12/31/2007        N/A     12.452            0
        12/31/2008     12.452      6.890           21
VISL 4       2.65%
        12/31/2007        N/A     12.352            0
        12/31/2008     12.352      6.814            1
VISL 5       2.50%
        12/31/2007        N/A     12.402            0
        12/31/2008     12.402      6.852            5
VISL 6       2.80%
        12/31/2007        N/A     12.303            0
        12/31/2008     12.303      6.777            0
VISL 7       2.45%
        12/31/2007        N/A     12.418            0
        12/31/2008     12.418      6.864           12
VISL 8       2.75%
        12/31/2007        N/A     12.319            0
        12/31/2008     12.319      6.789           12
VISL 9       2.60%
        12/31/2007        N/A     12.369            0
        12/31/2008     12.369      6.827           23
AZL Van Kampen Comstock Fund
VISB 1       1.70%
        12/31/2007        N/A     12.140          124
        12/31/2008     12.140      7.616          155
VISB 10      2.95%
        12/31/2007        N/A     11.168            0
        12/31/2008     11.168      6.919            7


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.386            3
VISB 2       2.00%
        12/31/2007        N/A     11.899           92
        12/31/2008     11.899      7.443          123
VISB 3       2.40%
        12/31/2007        N/A     11.586            0
        12/31/2008     11.586      7.218           60
VISB 4       2.70%
        12/31/2007        N/A     11.356            0
        12/31/2008     11.356      7.054           20
VISB 5       2.55%
        12/31/2007        N/A     11.471            0
        12/31/2008     11.471      7.135            8
VISB 6       2.85%
        12/31/2007        N/A     11.243            0
        12/31/2008     11.243      6.973           10
VISB 7       2.50%
        12/31/2007        N/A     11.509            0
        12/31/2008     11.509      7.163           58
VISB 8       2.80%
        12/31/2007        N/A     11.281            0
        12/31/2008     11.281      7.000           16
VISB 9       2.65%
        12/31/2007        N/A     11.394            0
        12/31/2008     11.394      7.081           10
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.190            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.026            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.108            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.946            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.358            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.135            2
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.973            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.054            2
VISI 10      2.65%
        12/31/2007        N/A     11.394            0
        12/31/2008     11.394      7.081           20
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.558           64


VISI 2       1.70%
        12/31/2007        N/A     12.140           53
        12/31/2008     12.140      7.616           58
VISI 3       2.10%
        12/31/2007        N/A     11.820            0
        12/31/2008     11.820      7.386          130
VISI 4       2.40%
        12/31/2007        N/A     11.586            0
        12/31/2008     11.586      7.218           20
VISI 5       2.25%
        12/31/2007        N/A     11.703            0
        12/31/2008     11.703      7.301          139
VISI 6       2.55%
        12/31/2007        N/A     11.471            0
        12/31/2008     11.471      7.135            4
VISI 7       2.20%
        12/31/2007        N/A     11.742            0
        12/31/2008     11.742      7.330          123
VISI 8       2.50%
        12/31/2007        N/A     11.509            0
        12/31/2008     11.509      7.163           37
VISI 9       2.35%
        12/31/2007        N/A     11.625            0
        12/31/2008     11.625      7.246           80
VISL 1       1.65%
        12/31/2007        N/A     12.181           31
        12/31/2008     12.181      7.646           38
VISL 10      2.90%
        12/31/2007        N/A     11.206            0
        12/31/2008     11.206      6.946           20
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.414           16
VISL 2       1.95%
        12/31/2007        N/A     11.939           52
        12/31/2008     11.939      7.472           65
VISL 3       2.35%
        12/31/2007        N/A     11.625            0
        12/31/2008     11.625      7.246           52
VISL 4       2.65%
        12/31/2007        N/A     11.394            0
        12/31/2008     11.394      7.081            9
VISL 5       2.50%
        12/31/2007        N/A     11.509            0
        12/31/2008     11.509      7.163           35
VISL 6       2.80%
        12/31/2007        N/A     11.281            0
        12/31/2008     11.281      7.000            2
VISL 7       2.45%
        12/31/2007        N/A     11.547            0
        12/31/2008     11.547      7.190           55
VISL 8       2.75%
        12/31/2007        N/A     11.318            0
        12/31/2008     11.318      7.026            6
VISL 9       2.60%
        12/31/2007        N/A     11.432            0
        12/31/2008     11.432      7.108           16



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

AZL Van Kampen Equity and Income Fund
VISB 1       1.70%
        12/31/2007        N/A     12.691          423
        12/31/2008     12.691      9.492          446
VISB 10      2.95%
        12/31/2007        N/A     12.122            0
        12/31/2008     12.122      8.954           16
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.317            3
VISB 2       2.00%
        12/31/2007        N/A     12.552          104
        12/31/2008     12.552      9.360           72
VISB 3       2.40%
        12/31/2007        N/A     12.369            0
        12/31/2008     12.369      9.187           50
VISB 4       2.70%
        12/31/2007        N/A     12.234            0
        12/31/2008     12.234      9.059           15
VISB 5       2.55%
        12/31/2007        N/A     12.301            0
        12/31/2008     12.301      9.123           23
VISB 6       2.85%
        12/31/2007        N/A     12.167            0
        12/31/2008     12.167      8.996            5
VISB 7       2.50%
        12/31/2007        N/A     12.324            0
        12/31/2008     12.324      9.144          102
VISB 8       2.80%
        12/31/2007        N/A     12.189            0
        12/31/2008     12.189      9.017           11
VISB 9       2.65%
        12/31/2007        N/A     12.256            0
        12/31/2008     12.256      9.080           41
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.165            5
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.038            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.101            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.975            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.295            1
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.123            6
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.996            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.059           13


VISI 10      2.65%
        12/31/2007        N/A     12.256            0
        12/31/2008     12.256      9.080           55
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.448           82
VISI 2       1.70%
        12/31/2007        N/A     12.691           98
        12/31/2008     12.691      9.492          112
VISI 3       2.10%
        12/31/2007        N/A     12.506            0
        12/31/2008     12.506      9.317          196
VISI 4       2.40%
        12/31/2007        N/A     12.369            0
        12/31/2008     12.369      9.187           25
VISI 5       2.25%
        12/31/2007        N/A     12.438            0
        12/31/2008     12.438      9.252          284
VISI 6       2.55%
        12/31/2007        N/A     12.301            0
        12/31/2008     12.301      9.123           14
VISI 7       2.20%
        12/31/2007        N/A     12.461            0
        12/31/2008     12.461      9.273          238
VISI 8       2.50%
        12/31/2007        N/A     12.324            0
        12/31/2008     12.324      9.144           58
VISI 9       2.35%
        12/31/2007        N/A     12.392            0
        12/31/2008     12.392      9.208          224
VISL 1       1.65%
        12/31/2007        N/A     12.715          146
        12/31/2008     12.715      9.515          135
VISL 10      2.90%
        12/31/2007        N/A     12.144            0
        12/31/2008     12.144      8.975           31
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.339           27
VISL 2       1.95%
        12/31/2007        N/A     12.575          187
        12/31/2008     12.575      9.382          197
VISL 3       2.35%
        12/31/2007        N/A     12.392            0
        12/31/2008     12.392      9.208           90
VISL 4       2.65%
        12/31/2007        N/A     12.256            0
        12/31/2008     12.256      9.080           36
VISL 5       2.50%
        12/31/2007        N/A     12.324            0
        12/31/2008     12.324      9.144           79
VISL 6       2.80%
        12/31/2007        N/A     12.189            0
        12/31/2008     12.189      9.017           20
VISL 7       2.45%
        12/31/2007        N/A     12.347            0
        12/31/2008     12.347      9.165           95



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 8       2.75%
        12/31/2007        N/A     12.211            0
        12/31/2008     12.211      9.038           12
VISL 9       2.60%
        12/31/2007        N/A     12.279            0
        12/31/2008     12.279      9.101           94
AZL Van Kampen Global Franchise Fund
VISB 1       1.70%
        12/31/2007        N/A     19.090          152
        12/31/2008     19.090     13.407          192
VISB 10      2.95%
        12/31/2007        N/A     18.006            0
        12/31/2008     18.006     12.488            6
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.105           39
VISB 2       2.00%
        12/31/2007        N/A     18.824           48
        12/31/2008     18.824     13.180           28
VISB 3       2.40%
        12/31/2007        N/A     18.475            0
        12/31/2008     18.475     12.884           58
VISB 4       2.70%
        12/31/2007        N/A     18.218            0
        12/31/2008     18.218     12.667            7
VISB 5       2.55%
        12/31/2007        N/A     18.346            0
        12/31/2008     18.346     12.775           20
VISB 6       2.85%
        12/31/2007        N/A     18.091            0
        12/31/2008     18.091     12.559            4
VISB 7       2.50%
        12/31/2007        N/A     18.389            0
        12/31/2008     18.389     12.811           81
VISB 8       2.80%
        12/31/2007        N/A     18.133            0
        12/31/2008     18.133     12.595           14
VISB 9       2.65%
        12/31/2007        N/A     18.261            0
        12/31/2008     18.261     12.703           69
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.848            4
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.631            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.739            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.524            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.068            1
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.775            5


VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.559            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.667           10
VISI 10      2.65%
        12/31/2007        N/A     18.261            0
        12/31/2008     18.261     12.703           24
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.331           95
VISI 2       1.70%
        12/31/2007        N/A     19.090           60
        12/31/2008     19.090     13.407           83
VISI 3       2.10%
        12/31/2007        N/A     18.736            0
        12/31/2008     18.736     13.105          168
VISI 4       2.40%
        12/31/2007        N/A     18.475            0
        12/31/2008     18.475     12.884           24
VISI 5       2.25%
        12/31/2007        N/A     18.605            0
        12/31/2008     18.605     12.994          159
VISI 6       2.55%
        12/31/2007        N/A     18.346            0
        12/31/2008     18.346     12.775           12
VISI 7       2.20%
        12/31/2007        N/A     18.649            0
        12/31/2008     18.649     13.031          175
VISI 8       2.50%
        12/31/2007        N/A     18.389            0
        12/31/2008     18.389     12.811           44
VISI 9       2.35%
        12/31/2007        N/A     18.519            0
        12/31/2008     18.519     12.921          179
VISL 1       1.65%
        12/31/2007        N/A     19.135           86
        12/31/2008     19.135     13.445           84
VISL 10      2.90%
        12/31/2007        N/A     18.049            0
        12/31/2008     18.049     12.524           27
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.143           18
VISL 2       1.95%
        12/31/2007        N/A     18.868           48
        12/31/2008     18.868     13.218           60
VISL 3       2.35%
        12/31/2007        N/A     18.519            0
        12/31/2008     18.519     12.921           51
VISL 4       2.65%
        12/31/2007        N/A     18.261            0
        12/31/2008     18.261     12.703            8
VISL 5       2.50%
        12/31/2007        N/A     18.389            0
        12/31/2008     18.389     12.811           48



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 6       2.80%
        12/31/2007        N/A     18.133            0
        12/31/2008     18.133     12.595            7
VISL 7       2.45%
        12/31/2007        N/A     18.432            0
        12/31/2008     18.432     12.848           99
VISL 8       2.75%
        12/31/2007        N/A     18.176            0
        12/31/2008     18.176     12.631           16
VISL 9       2.60%
        12/31/2007        N/A     18.303            0
        12/31/2008     18.303     12.739           58
AZL Van Kampen Global Real Estate Fund
VISB 1       1.70%
        12/31/2007        N/A     10.797          183
        12/31/2008     10.797      5.750          276
VISB 10      2.95%
        12/31/2007        N/A     10.573            0
        12/31/2008     10.573      5.560           10
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.689           12
VISB 2       2.00%
        12/31/2007        N/A     10.743           34
        12/31/2008     10.743      5.704           64
VISB 3       2.40%
        12/31/2007        N/A     10.671            0
        12/31/2008     10.671      5.643           62
VISB 4       2.70%
        12/31/2007        N/A     10.618            0
        12/31/2008     10.618      5.598           18
VISB 5       2.55%
        12/31/2007        N/A     10.645            0
        12/31/2008     10.645      5.620           20
VISB 6       2.85%
        12/31/2007        N/A     10.591            0
        12/31/2008     10.591      5.575           10
VISB 7       2.50%
        12/31/2007        N/A     10.653            0
        12/31/2008     10.653      5.628           66
VISB 8       2.80%
        12/31/2007        N/A     10.600            0
        12/31/2008     10.600      5.583           11
VISB 9       2.65%
        12/31/2007        N/A     10.627            0
        12/31/2008     10.627      5.605          102
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.635           11
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.590            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.613            8
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.568            0


VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.681            9
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.620            4
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.575            3
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.598           14
VISI 10      2.65%
        12/31/2007        N/A     10.627            0
        12/31/2008     10.627      5.605           40
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.735          101
VISI 2       1.70%
        12/31/2007        N/A     10.797           40
        12/31/2008     10.797      5.750           61
VISI 3       2.10%
        12/31/2007        N/A     10.725            0
        12/31/2008     10.725      5.689          102
VISI 4       2.40%
        12/31/2007        N/A     10.671            0
        12/31/2008     10.671      5.643           25
VISI 5       2.25%
        12/31/2007        N/A     10.698            0
        12/31/2008     10.698      5.666          123
VISI 6       2.55%
        12/31/2007        N/A     10.645            0
        12/31/2008     10.645      5.620            4
VISI 7       2.20%
        12/31/2007        N/A     10.707            0
        12/31/2008     10.707      5.673          172
VISI 8       2.50%
        12/31/2007        N/A     10.653            0
        12/31/2008     10.653      5.628           25
VISI 9       2.35%
        12/31/2007        N/A     10.680            0
        12/31/2008     10.680      5.651          211
VISL 1       1.65%
        12/31/2007        N/A     10.806          124
        12/31/2008     10.806      5.758          172
VISL 10      2.90%
        12/31/2007        N/A     10.582            0
        12/31/2008     10.582      5.568           22
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.696           14
VISL 2       1.95%
        12/31/2007        N/A     10.752           21
        12/31/2008     10.752      5.711           35
VISL 3       2.35%
        12/31/2007        N/A     10.680            0
        12/31/2008     10.680      5.651           39


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 4       2.65%
        12/31/2007        N/A     10.627            0
        12/31/2008     10.627      5.605           14
VISL 5       2.50%
        12/31/2007        N/A     10.653            0
        12/31/2008     10.653      5.628           44
VISL 6       2.80%
        12/31/2007        N/A     10.600            0
        12/31/2008     10.600      5.583            0
VISL 7       2.45%
        12/31/2007        N/A     10.662            0
        12/31/2008     10.662      5.635           66
VISL 8       2.75%
        12/31/2007        N/A     10.609            0
        12/31/2008     10.609      5.590           25
VISL 9       2.60%
        12/31/2007        N/A     10.636            0
        12/31/2008     10.636      5.613           82
AZL Van Kampen Growth and Income Fund
VISB 1       1.70%
        12/31/2007        N/A     14.008          117
        12/31/2008     14.008      9.246          175
VISB 10      2.95%
        12/31/2007        N/A     12.887            0
        12/31/2008     12.887      8.400           10
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.967            3
VISB 2       2.00%
        12/31/2007        N/A     13.730           77
        12/31/2008     13.730      9.036          134
VISB 3       2.40%
        12/31/2007        N/A     13.368            0
        12/31/2008     13.368      8.763           89
VISB 4       2.70%
        12/31/2007        N/A     13.103            0
        12/31/2008     13.103      8.563           13
VISB 5       2.55%
        12/31/2007        N/A     13.235            0
        12/31/2008     13.235      8.662           20
VISB 6       2.85%
        12/31/2007        N/A     12.973            0
        12/31/2008     12.973      8.465            7
VISB 7       2.50%
        12/31/2007        N/A     13.279            0
        12/31/2008     13.279      8.696           32
VISB 8       2.80%
        12/31/2007        N/A     13.016            0
        12/31/2008     13.016      8.498           15
VISB 9       2.65%
        12/31/2007        N/A     13.147            0
        12/31/2008     13.147      8.596           36
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.729            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.530            5


VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.629            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.433            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.932            2
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.662            1
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.465            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.563            6
VISI 10      2.65%
        12/31/2007        N/A     13.147            0
        12/31/2008     13.147      8.596           18
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.176           74
VISI 2       1.70%
        12/31/2007        N/A     14.008           24
        12/31/2008     14.008      9.246           34
VISI 3       2.10%
        12/31/2007        N/A     13.639            0
        12/31/2008     13.639      8.967          110
VISI 4       2.40%
        12/31/2007        N/A     13.368            0
        12/31/2008     13.368      8.763            9
VISI 5       2.25%
        12/31/2007        N/A     13.503            0
        12/31/2008     13.503      8.864           88
VISI 6       2.55%
        12/31/2007        N/A     13.235            0
        12/31/2008     13.235      8.662            6
VISI 7       2.20%
        12/31/2007        N/A     13.548            0
        12/31/2008     13.548      8.898          133
VISI 8       2.50%
        12/31/2007        N/A     13.279            0
        12/31/2008     13.279      8.696           46
VISI 9       2.35%
        12/31/2007        N/A     13.413            0
        12/31/2008     13.413      8.796          120
VISL 1       1.65%
        12/31/2007        N/A     14.055           31
        12/31/2008     14.055      9.282           46
VISL 10      2.90%
        12/31/2007        N/A     12.930            0
        12/31/2008     12.930      8.433           16
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.001           35



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 2       1.95%
        12/31/2007        N/A     13.776            8
        12/31/2008     13.776      9.071           22
VISL 3       2.35%
        12/31/2007        N/A     13.413            0
        12/31/2008     13.413      8.796           53
VISL 4       2.65%
        12/31/2007        N/A     13.147            0
        12/31/2008     13.147      8.596            7
VISL 5       2.50%
        12/31/2007        N/A     13.279            0
        12/31/2008     13.279      8.696           25
VISL 6       2.80%
        12/31/2007        N/A     13.016            0
        12/31/2008     13.016      8.498            1
VISL 7       2.45%
        12/31/2007        N/A     13.324            0
        12/31/2008     13.324      8.729           43
VISL 8       2.75%
        12/31/2007        N/A     13.060            0
        12/31/2008     13.060      8.530           11
VISL 9       2.60%
        12/31/2007        N/A     13.191            0
        12/31/2008     13.191      8.629           44
AZL Van Kampen Mid Cap Growth Fund
VISB 1       1.70%
        12/31/2007        N/A     15.872          220
        12/31/2008     15.872      8.033          310
VISB 10      2.95%
        12/31/2007        N/A     14.601            0
        12/31/2008     14.601      7.298           18
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.790           35
VISB 2       2.00%
        12/31/2007        N/A     15.557           92
        12/31/2008     15.557      7.850           80
VISB 3       2.40%
        12/31/2007        N/A     15.147            0
        12/31/2008     15.147      7.613          171
VISB 4       2.70%
        12/31/2007        N/A     14.847            0
        12/31/2008     14.847      7.439           36
VISB 5       2.55%
        12/31/2007        N/A     14.996            0
        12/31/2008     14.996      7.525           74
VISB 6       2.85%
        12/31/2007        N/A     14.699            0
        12/31/2008     14.699      7.354           24
VISB 7       2.50%
        12/31/2007        N/A     15.046            0
        12/31/2008     15.046      7.554          172
VISB 8       2.80%
        12/31/2007        N/A     14.748            0
        12/31/2008     14.748      7.382           49
VISB 9       2.65%
        12/31/2007        N/A     14.897            0
        12/31/2008     14.897      7.468           97


VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.583           27
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.411            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.497           41
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.326            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.760            3
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.525            5
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.354            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.439           11
VISI 10      2.65%
        12/31/2007        N/A     14.897            0
        12/31/2008     14.897      7.468           30
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.971          175
VISI 2       1.70%
        12/31/2007        N/A     15.872           61
        12/31/2008     15.872      8.033           94
VISI 3       2.10%
        12/31/2007        N/A     15.454            0
        12/31/2008     15.454      7.790          294
VISI 4       2.40%
        12/31/2007        N/A     15.147            0
        12/31/2008     15.147      7.613           27
VISI 5       2.25%
        12/31/2007        N/A     15.300            0
        12/31/2008     15.300      7.701          203
VISI 6       2.55%
        12/31/2007        N/A     14.996            0
        12/31/2008     14.996      7.525           10
VISI 7       2.20%
        12/31/2007        N/A     15.351            0
        12/31/2008     15.351      7.730          307
VISI 8       2.50%
        12/31/2007        N/A     15.046            0
        12/31/2008     15.046      7.554           75
VISI 9       2.35%
        12/31/2007        N/A     15.198            0
        12/31/2008     15.198      7.642          290
VISL 1       1.65%
        12/31/2007        N/A     15.925          117
        12/31/2008     15.925      8.064          222



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 10      2.90%
        12/31/2007        N/A     14.650            0
        12/31/2008     14.650      7.326           26
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.820           47
VISL 2       1.95%
        12/31/2007        N/A     15.609           69
        12/31/2008     15.609      7.880           54
VISL 3       2.35%
        12/31/2007        N/A     15.198            0
        12/31/2008     15.198      7.642           86
VISL 4       2.65%
        12/31/2007        N/A     14.897            0
        12/31/2008     14.897      7.468           37
VISL 5       2.50%
        12/31/2007        N/A     15.046            0
        12/31/2008     15.046      7.554           99
VISL 6       2.80%
        12/31/2007        N/A     14.748            0
        12/31/2008     14.748      7.382            5
VISL 7       2.45%
        12/31/2007        N/A     15.097            0
        12/31/2008     15.097      7.583          133
VISL 8       2.75%
        12/31/2007        N/A     14.797            0
        12/31/2008     14.797      7.411           44
VISL 9       2.60%
        12/31/2007        N/A     14.946            0
        12/31/2008     14.946      7.497          154
BlackRock Global Allocation V.I. Fund
VISB 1       1.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.903          258
VISB 10      2.95%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.837           52
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.882          135
VISB 2       2.00%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.888          110
VISB 3       2.40%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.866          179
VISB 4       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.851           14
VISB 5       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.858           74
VISB 6       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.843           20
VISB 7       2.50%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.861          301


VISB 8       2.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.845          148
VISB 9       2.65%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.853          308
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.864           41
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.848            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.856           66
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.840            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.880           53
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.858           69
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.843           38
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.851          108
VISI 10      2.65%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.853          101
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.898          681
VISI 2       1.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.903           78
VISI 3       2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.882          665
VISI 4       2.40%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.866           56
VISI 5       2.25%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.874          411
VISI 6       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.858           21
VISI 7       2.20%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.877         1133
VISI 8       2.50%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.861          186



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 9       2.35%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.869         1190
VISL 1       1.65%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.906          123
VISL 10      2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.840           76
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.885          920
VISL 2       1.95%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.890           34
VISL 3       2.35%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.869          381
VISL 4       2.65%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.853           79
VISL 5       2.50%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.861          291
VISL 6       2.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.845           22
VISL 7       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.864          883
VISL 8       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.848          171
VISL 9       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.856          826
Davis VA Financial Portfolio
VISB 1       1.70%
        12/31/2007        N/A     15.460           32
        12/31/2008     15.460      8.152           48
VISB 10      2.95%
        12/31/2007        N/A     14.003            0
        12/31/2008     14.003      7.292            2
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.866           34
VISB 2       2.00%
        12/31/2007        N/A     15.097           11
        12/31/2008     15.097      7.937           19
VISB 3       2.40%
        12/31/2007        N/A     14.626            0
        12/31/2008     14.626      7.659           39
VISB 4       2.70%
        12/31/2007        N/A     14.283            0
        12/31/2008     14.283      7.456           15
VISB 5       2.55%
        12/31/2007        N/A     14.454            0
        12/31/2008     14.454      7.557           15


VISB 6       2.85%
        12/31/2007        N/A     14.114            0
        12/31/2008     14.114      7.357            0
VISB 7       2.50%
        12/31/2007        N/A     14.511            0
        12/31/2008     14.511      7.591           42
VISB 8       2.80%
        12/31/2007        N/A     14.170            0
        12/31/2008     14.170      7.390           28
VISB 9       2.65%
        12/31/2007        N/A     14.340            0
        12/31/2008     14.340      7.490           46
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.624            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.423            3
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.523           10
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.324            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.831            0
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.557            9
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.357            4
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.456            2
VISI 10      2.65%
        12/31/2007        N/A     14.340            0
        12/31/2008     14.340      7.490           16
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      8.080           53
VISI 2       1.70%
        12/31/2007        N/A     15.460           15
        12/31/2008     15.460      8.152           24
VISI 3       2.10%
        12/31/2007        N/A     14.978            0
        12/31/2008     14.978      7.866           58
VISI 4       2.40%
        12/31/2007        N/A     14.626            0
        12/31/2008     14.626      7.659           38
VISI 5       2.25%
        12/31/2007        N/A     14.801            0
        12/31/2008     14.801      7.762           35
VISI 6       2.55%
        12/31/2007        N/A     14.454            0
        12/31/2008     14.454      7.557           27



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 7       2.20%
        12/31/2007        N/A     14.860            0
        12/31/2008     14.860      7.797          103
VISI 8       2.50%
        12/31/2007        N/A     14.511            0
        12/31/2008     14.511      7.591           19
VISI 9       2.35%
        12/31/2007        N/A     14.684            0
        12/31/2008     14.684      7.693           91
VISL 1       1.65%
        12/31/2007        N/A     15.522            9
        12/31/2008     15.522      8.189           18
VISL 10      2.90%
        12/31/2007        N/A     14.058            0
        12/31/2008     14.058      7.324           10
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.902           21
VISL 2       1.95%
        12/31/2007        N/A     15.157           22
        12/31/2008     15.157      7.972           29
VISL 3       2.35%
        12/31/2007        N/A     14.684            0
        12/31/2008     14.684      7.693           52
VISL 4       2.65%
        12/31/2007        N/A     14.340            0
        12/31/2008     14.340      7.490            1
VISL 5       2.50%
        12/31/2007        N/A     14.511            0
        12/31/2008     14.511      7.591           25
VISL 6       2.80%
        12/31/2007        N/A     14.170            0
        12/31/2008     14.170      7.390            1
VISL 7       2.45%
        12/31/2007        N/A     14.569            0
        12/31/2008     14.569      7.624           32
VISL 8       2.75%
        12/31/2007        N/A     14.226            0
        12/31/2008     14.226      7.423           13
VISL 9       2.60%
        12/31/2007        N/A     14.396            0
        12/31/2008     14.396      7.523           29
Franklin High Income Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     23.984           55
        12/31/2008     23.984     18.066           54
VISB 10      2.95%
        12/31/2007        N/A     18.925            0
        12/31/2008     18.925     14.078            5
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     16.680            9
VISB 2       2.00%
        12/31/2007        N/A     22.658           18
        12/31/2008     22.658     17.016           17
VISB 3       2.40%
        12/31/2007        N/A     21.004            0
        12/31/2008     21.004     15.711           18


VISB 4       2.70%
        12/31/2007        N/A     19.844            0
        12/31/2008     19.844     14.798            9
VISB 5       2.55%
        12/31/2007        N/A     20.416            0
        12/31/2008     20.416     15.248           16
VISB 6       2.85%
        12/31/2007        N/A     19.287            0
        12/31/2008     19.287     14.362            4
VISB 7       2.50%
        12/31/2007        N/A     20.610            0
        12/31/2008     20.610     15.401           23
VISB 8       2.80%
        12/31/2007        N/A     19.471            0
        12/31/2008     19.471     14.506           15
VISB 9       2.65%
        12/31/2007        N/A     20.032            0
        12/31/2008     20.032     14.947           20
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.555            5
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.651            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.097            4
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.219            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     16.515            2
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.248            4
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.362            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.798            3
VISI 10      2.65%
        12/31/2007        N/A     20.032            0
        12/31/2008     20.032     14.947            2
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     17.709           51
VISI 2       1.70%
        12/31/2007        N/A     23.984           22
        12/31/2008     23.984     18.066           15
VISI 3       2.10%
        12/31/2007        N/A     22.233            0
        12/31/2008     22.233     16.680           27
VISI 4       2.40%
        12/31/2007        N/A     21.004            0
        12/31/2008     21.004     15.711            9


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 5       2.25%
        12/31/2007        N/A     21.610            0
        12/31/2008     21.610     16.188           13
VISI 6       2.55%
        12/31/2007        N/A     20.416            0
        12/31/2008     20.416     15.248            2
VISI 7       2.20%
        12/31/2007        N/A     21.816            0
        12/31/2008     21.816     16.351           58
VISI 8       2.50%
        12/31/2007        N/A     20.610            0
        12/31/2008     20.610     15.401           21
VISI 9       2.35%
        12/31/2007        N/A     21.204            0
        12/31/2008     21.204     15.869           50
VISL 1       1.65%
        12/31/2007        N/A     24.212           34
        12/31/2008     24.212     18.247           43
VISL 10      2.90%
        12/31/2007        N/A     19.106            0
        12/31/2008     19.106     14.219            1
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     16.848           21
VISL 2       1.95%
        12/31/2007        N/A     22.874           12
        12/31/2008     22.874     17.187           13
VISL 3       2.35%
        12/31/2007        N/A     21.204            0
        12/31/2008     21.204     15.869           20
VISL 4       2.65%
        12/31/2007        N/A     20.032            0
        12/31/2008     20.032     14.947            9
VISL 5       2.50%
        12/31/2007        N/A     20.610            0
        12/31/2008     20.610     15.401            7
VISL 6       2.80%
        12/31/2007        N/A     19.471            0
        12/31/2008     19.471     14.506            0
VISL 7       2.45%
        12/31/2007        N/A     20.806            0
        12/31/2008     20.806     15.555           25
VISL 8       2.75%
        12/31/2007        N/A     19.656            0
        12/31/2008     19.656     14.651            4
VISL 9       2.60%
        12/31/2007        N/A     20.223            0
        12/31/2008     20.223     15.097           17
Franklin Income Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     45.811          240
        12/31/2008     45.811     31.680          240
VISB 10      2.95%
        12/31/2007        N/A     36.149            0
        12/31/2008     36.149     24.687           16
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     29.250           55


VISB 2       2.00%
        12/31/2007        N/A     43.279           97
        12/31/2008     43.279     29.840           65
VISB 3       2.40%
        12/31/2007        N/A     40.120            0
        12/31/2008     40.120     27.551           93
VISB 4       2.70%
        12/31/2007        N/A     37.903            0
        12/31/2008     37.903     25.950            5
VISB 5       2.55%
        12/31/2007        N/A     38.995            0
        12/31/2008     38.995     26.738           44
VISB 6       2.85%
        12/31/2007        N/A     36.840            0
        12/31/2008     36.840     25.185            3
VISB 7       2.50%
        12/31/2007        N/A     39.367            0
        12/31/2008     39.367     27.007           95
VISB 8       2.80%
        12/31/2007        N/A     37.191            0
        12/31/2008     37.191     25.437           29
VISB 9       2.65%
        12/31/2007        N/A     38.263            0
        12/31/2008     38.263     26.210           62
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     27.277            6
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.692            3
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     26.473            7
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     24.935            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     28.960           15
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     26.738            6
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.185            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.950            6
VISI 10      2.65%
        12/31/2007        N/A     38.263            0
        12/31/2008     38.263     26.210           29
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     31.055          343
VISI 2       1.70%
        12/31/2007        N/A     45.811          102
        12/31/2008     45.811     31.680          109


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 3       2.10%
        12/31/2007        N/A     42.467            0
        12/31/2008     42.467     29.250          241
VISI 4       2.40%
        12/31/2007        N/A     40.120            0
        12/31/2008     40.120     27.551           35
VISI 5       2.25%
        12/31/2007        N/A     41.276            0
        12/31/2008     41.276     28.388          143
VISI 6       2.55%
        12/31/2007        N/A     38.995            0
        12/31/2008     38.995     26.738            7
VISI 7       2.20%
        12/31/2007        N/A     41.669            0
        12/31/2008     41.669     28.672          231
VISI 8       2.50%
        12/31/2007        N/A     39.367            0
        12/31/2008     39.367     27.007           75
VISI 9       2.35%
        12/31/2007        N/A     40.502            0
        12/31/2008     40.502     27.827          220
VISL 1       1.65%
        12/31/2007        N/A     46.247          257
        12/31/2008     46.247     31.998          283
VISL 10      2.90%
        12/31/2007        N/A     36.493            0
        12/31/2008     36.493     24.935           33
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     29.544          140
VISL 2       1.95%
        12/31/2007        N/A     43.691           85
        12/31/2008     43.691     30.139           71
VISL 3       2.35%
        12/31/2007        N/A     40.502            0
        12/31/2008     40.502     27.827          123
VISL 4       2.65%
        12/31/2007        N/A     38.263            0
        12/31/2008     38.263     26.210           19
VISL 5       2.50%
        12/31/2007        N/A     39.367            0
        12/31/2008     39.367     27.007           68
VISL 6       2.80%
        12/31/2007        N/A     37.191            0
        12/31/2008     37.191     25.437           13
VISL 7       2.45%
        12/31/2007        N/A     39.741            0
        12/31/2008     39.741     27.277          123
VISL 8       2.75%
        12/31/2007        N/A     37.545            0
        12/31/2008     37.545     25.692           27
VISL 9       2.60%
        12/31/2007        N/A     38.628            0
        12/31/2008     38.628     26.473          153
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1       1.70%
        12/31/2007        N/A      9.232          256
        12/31/2008      9.232      5.821          352


VISB 10      2.95%
        12/31/2007        N/A      9.175            0
        12/31/2008      9.175      5.712           86
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.786           82
VISB 2       2.00%
        12/31/2007        N/A      9.219           39
        12/31/2008      9.219      5.795          175
VISB 3       2.40%
        12/31/2007        N/A      9.200            0
        12/31/2008      9.200      5.760          666
VISB 4       2.70%
        12/31/2007        N/A      9.187            0
        12/31/2008      9.187      5.734          136
VISB 5       2.55%
        12/31/2007        N/A      9.194            0
        12/31/2008      9.194      5.747          370
VISB 6       2.85%
        12/31/2007        N/A      9.180            0
        12/31/2008      9.180      5.721           65
VISB 7       2.50%
        12/31/2007        N/A      9.195            0
        12/31/2008      9.195      5.751          733
VISB 8       2.80%
        12/31/2007        N/A      9.182            0
        12/31/2008      9.182      5.725          100
VISB 9       2.65%
        12/31/2007        N/A      9.188            0
        12/31/2008      9.188      5.738          450
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.755           32
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.729            6
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.742            3
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.717            1
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.781           24
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.747           50
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.721           29
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.734           16
VISI 10      2.65%
        12/31/2007        N/A      9.188            0
        12/31/2008      9.188      5.738          278


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.812          415
VISI 2       1.70%
        12/31/2007        N/A      9.232           97
        12/31/2008      9.232      5.821          224
VISI 3       2.10%
        12/31/2007        N/A      9.214            0
        12/31/2008      9.214      5.786          968
VISI 4       2.40%
        12/31/2007        N/A      9.200            0
        12/31/2008      9.200      5.760          188
VISI 5       2.25%
        12/31/2007        N/A      9.207            0
        12/31/2008      9.207      5.773          809
VISI 6       2.55%
        12/31/2007        N/A      9.194            0
        12/31/2008      9.194      5.747           11
VISI 7       2.20%
        12/31/2007        N/A      9.209            0
        12/31/2008      9.209      5.777         1583
VISI 8       2.50%
        12/31/2007        N/A      9.195            0
        12/31/2008      9.195      5.751          441
VISI 9       2.35%
        12/31/2007        N/A      9.202            0
        12/31/2008      9.202      5.764         1510
VISL 1       1.65%
        12/31/2007        N/A      9.235          326
        12/31/2008      9.235      5.825          641
VISL 10      2.90%
        12/31/2007        N/A      9.177            0
        12/31/2008      9.177      5.717          130
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.790          172
VISL 2       1.95%
        12/31/2007        N/A      9.221           58
        12/31/2008      9.221      5.799           93
VISL 3       2.35%
        12/31/2007        N/A      9.203            0
        12/31/2008      9.203      5.764          738
VISL 4       2.65%
        12/31/2007        N/A      9.189            0
        12/31/2008      9.189      5.738          119
VISL 5       2.50%
        12/31/2007        N/A      9.196            0
        12/31/2008      9.196      5.751          263
VISL 6       2.80%
        12/31/2007        N/A      9.182            0
        12/31/2008      9.182      5.726           45
VISL 7       2.45%
        12/31/2007        N/A      9.198            0
        12/31/2008      9.198      5.755         1255
VISL 8       2.75%
        12/31/2007        N/A      9.184            0
        12/31/2008      9.184      5.729          191


VISL 9       2.60%
        12/31/2007        N/A      9.191            0
        12/31/2008      9.191      5.742          747
Franklin U.S. Government Fund
VISB 1       1.70%
        12/31/2007        N/A     24.767           29
        12/31/2008     24.767     26.196           55
VISB 10      2.95%
        12/31/2007        N/A     19.576            0
        12/31/2008     19.576     20.448           14
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     24.199           14
VISB 2       2.00%
        12/31/2007        N/A     23.408           12
        12/31/2008     23.408     24.684           38
VISB 3       2.40%
        12/31/2007        N/A     21.711            0
        12/31/2008     21.711     22.803           68
VISB 4       2.70%
        12/31/2007        N/A     20.519            0
        12/31/2008     20.519     21.486            7
VISB 5       2.55%
        12/31/2007        N/A     21.106            0
        12/31/2008     21.106     22.135           20
VISB 6       2.85%
        12/31/2007        N/A     19.948            0
        12/31/2008     19.948     20.857           10
VISB 7       2.50%
        12/31/2007        N/A     21.306            0
        12/31/2008     21.306     22.355           64
VISB 8       2.80%
        12/31/2007        N/A     20.137            0
        12/31/2008     20.137     21.065           26
VISB 9       2.65%
        12/31/2007        N/A     20.713            0
        12/31/2008     20.713     21.700           52
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     22.578           19
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     21.274            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     21.916           15
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     20.651            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     23.961            7
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     22.135            4
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     20.857            0


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     21.486           11
VISI 10      2.65%
        12/31/2007        N/A     20.713            0
        12/31/2008     20.713     21.700           15
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.682           78
VISI 2       1.70%
        12/31/2007        N/A     24.767            8
        12/31/2008     24.767     26.196           32
VISI 3       2.10%
        12/31/2007        N/A     22.971            0
        12/31/2008     22.971     24.199           94
VISI 4       2.40%
        12/31/2007        N/A     21.711            0
        12/31/2008     21.711     22.803           17
VISI 5       2.25%
        12/31/2007        N/A     22.332            0
        12/31/2008     22.332     23.491           40
VISI 6       2.55%
        12/31/2007        N/A     21.106            0
        12/31/2008     21.106     22.135            1
VISI 7       2.20%
        12/31/2007        N/A     22.543            0
        12/31/2008     22.543     23.725          137
VISI 8       2.50%
        12/31/2007        N/A     21.306            0
        12/31/2008     21.306     22.355           24
VISI 9       2.35%
        12/31/2007        N/A     21.916            0
        12/31/2008     21.916     23.030          119
VISL 1       1.65%
        12/31/2007        N/A     25.001            9
        12/31/2008     25.001     26.457           13
VISL 10      2.90%
        12/31/2007        N/A     19.761            0
        12/31/2008     19.761     20.651            7
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     24.440           40
VISL 2       1.95%
        12/31/2007        N/A     23.629            0
        12/31/2008     23.629     24.930           13
VISL 3       2.35%
        12/31/2007        N/A     21.916            0
        12/31/2008     21.916     23.030           29
VISL 4       2.65%
        12/31/2007        N/A     20.713            0
        12/31/2008     20.713     21.700           19
VISL 5       2.50%
        12/31/2007        N/A     21.306            0
        12/31/2008     21.306     22.355           30
VISL 6       2.80%
        12/31/2007        N/A     20.137            0
        12/31/2008     20.137     21.065            4


VISL 7       2.45%
        12/31/2007        N/A     21.507            0
        12/31/2008     21.507     22.578           31
VISL 8       2.75%
        12/31/2007        N/A     20.327            0
        12/31/2008     20.327     21.274           11
VISL 9       2.60%
        12/31/2007        N/A     20.909            0
        12/31/2008     20.909     21.916           72
Franklin Zero Coupon Fund 2010
VISB 1       1.70%
        12/31/2007        N/A     37.784            7
        12/31/2008     37.784     39.930           25
VISB 10      2.95%
        12/31/2007        N/A     29.866            0
        12/31/2008     29.866     31.169            6
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     36.887            1
VISB 2       2.00%
        12/31/2007        N/A     35.710            0
        12/31/2008     35.710     37.626           43
VISB 3       2.40%
        12/31/2007        N/A     33.122            0
        12/31/2008     33.122     34.758           31
VISB 4       2.70%
        12/31/2007        N/A     31.304            0
        12/31/2008     31.304     32.752            2
VISB 5       2.55%
        12/31/2007        N/A     32.200            0
        12/31/2008     32.200     33.740           28
VISB 6       2.85%
        12/31/2007        N/A     30.433            0
        12/31/2008     30.433     31.793            2
VISB 7       2.50%
        12/31/2007        N/A     32.504            0
        12/31/2008     32.504     34.076           27
VISB 8       2.80%
        12/31/2007        N/A     30.721            0
        12/31/2008     30.721     32.110            3
VISB 9       2.65%
        12/31/2007        N/A     31.600            0
        12/31/2008     31.600     33.078            7
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     34.416            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     32.429            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     33.408            1
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     31.479            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     36.524            0


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     33.740            4
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     31.793            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     32.752            0
VISI 10      2.65%
        12/31/2007        N/A     31.600            0
        12/31/2008     31.600     33.078            8
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     39.147           14
VISI 2       1.70%
        12/31/2007        N/A     37.784            1
        12/31/2008     37.784     39.930            9
VISI 3       2.10%
        12/31/2007        N/A     35.045            0
        12/31/2008     35.045     36.887           17
VISI 4       2.40%
        12/31/2007        N/A     33.122            0
        12/31/2008     33.122     34.758            8
VISI 5       2.25%
        12/31/2007        N/A     34.070            0
        12/31/2008     34.070     35.807           15
VISI 6       2.55%
        12/31/2007        N/A     32.200            0
        12/31/2008     32.200     33.740            0
VISI 7       2.20%
        12/31/2007        N/A     34.392            0
        12/31/2008     34.392     36.164           35
VISI 8       2.50%
        12/31/2007        N/A     32.504            0
        12/31/2008     32.504     34.076           12
VISI 9       2.35%
        12/31/2007        N/A     33.435            0
        12/31/2008     33.435     35.104           56
VISL 1       1.65%
        12/31/2007        N/A     38.141            1
        12/31/2008     38.141     40.328           10
VISL 10      2.90%
        12/31/2007        N/A     30.148            0
        12/31/2008     30.148     31.479            0
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     37.255            2
VISL 2       1.95%
        12/31/2007        N/A     36.048            0
        12/31/2008     36.048     38.000            1
VISL 3       2.35%
        12/31/2007        N/A     33.435            0
        12/31/2008     33.435     35.104           16
VISL 4       2.65%
        12/31/2007        N/A     31.600            0
        12/31/2008     31.600     33.078            1


VISL 5       2.50%
        12/31/2007        N/A     32.504            0
        12/31/2008     32.504     34.076            8
VISL 6       2.80%
        12/31/2007        N/A     30.721            0
        12/31/2008     30.721     32.110            0
VISL 7       2.45%
        12/31/2007        N/A     32.812            0
        12/31/2008     32.812     34.416           12
VISL 8       2.75%
        12/31/2007        N/A     31.011            0
        12/31/2008     31.011     32.429            8
VISL 9       2.60%
        12/31/2007        N/A     31.899            0
        12/31/2008     31.899     33.408           16
Mutual Global Discovery Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     28.848          298
        12/31/2008     28.848     20.291          310
VISB 10      2.95%
        12/31/2007        N/A     25.094            0
        12/31/2008     25.094     17.430           25
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     19.328           17
VISB 2       2.00%
        12/31/2007        N/A     27.899           89
        12/31/2008     27.899     19.564           88
VISB 3       2.40%
        12/31/2007        N/A     26.682            0
        12/31/2008     26.682     18.635           63
VISB 4       2.70%
        12/31/2007        N/A     25.803            0
        12/31/2008     25.803     17.968           11
VISB 5       2.55%
        12/31/2007        N/A     26.239            0
        12/31/2008     26.239     18.299           84
VISB 6       2.85%
        12/31/2007        N/A     25.375            0
        12/31/2008     25.375     17.643            5
VISB 7       2.50%
        12/31/2007        N/A     26.386            0
        12/31/2008     26.386     18.410           99
VISB 8       2.80%
        12/31/2007        N/A     25.517            0
        12/31/2008     25.517     17.751           53
VISB 9       2.65%
        12/31/2007        N/A     25.948            0
        12/31/2008     25.948     18.078           94
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     18.523            6
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     17.859            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     18.188            1


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     17.536            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     19.211            4
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     18.299            5
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     17.643            5
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     17.968            9
VISI 10      2.65%
        12/31/2007        N/A     25.948            0
        12/31/2008     25.948     18.078           33
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     20.046          152
VISI 2       1.70%
        12/31/2007        N/A     28.848           62
        12/31/2008     28.848     20.291           81
VISI 3       2.10%
        12/31/2007        N/A     27.590            0
        12/31/2008     27.590     19.328          167
VISI 4       2.40%
        12/31/2007        N/A     26.682            0
        12/31/2008     26.682     18.635           20
VISI 5       2.25%
        12/31/2007        N/A     27.132            0
        12/31/2008     27.132     18.978           82
VISI 6       2.55%
        12/31/2007        N/A     26.239            0
        12/31/2008     26.239     18.299            6
VISI 7       2.20%
        12/31/2007        N/A     27.283            0
        12/31/2008     27.283     19.094          239
VISI 8       2.50%
        12/31/2007        N/A     26.386            0
        12/31/2008     26.386     18.410           70
VISI 9       2.35%
        12/31/2007        N/A     26.831            0
        12/31/2008     26.831     18.749          277
VISL 1       1.65%
        12/31/2007        N/A     29.010          125
        12/31/2008     29.010     20.415          150
VISL 10      2.90%
        12/31/2007        N/A     25.234            0
        12/31/2008     25.234     17.536           24
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     19.446           65
VISL 2       1.95%
        12/31/2007        N/A     28.055           36
        12/31/2008     28.055     19.683           36


VISL 3       2.35%
        12/31/2007        N/A     26.831            0
        12/31/2008     26.831     18.749           76
VISL 4       2.65%
        12/31/2007        N/A     25.948            0
        12/31/2008     25.948     18.078           21
VISL 5       2.50%
        12/31/2007        N/A     26.386            0
        12/31/2008     26.386     18.410           57
VISL 6       2.80%
        12/31/2007        N/A     25.517            0
        12/31/2008     25.517     17.751           10
VISL 7       2.45%
        12/31/2007        N/A     26.533            0
        12/31/2008     26.533     18.523          108
VISL 8       2.75%
        12/31/2007        N/A     25.660            0
        12/31/2008     25.660     17.859           33
VISL 9       2.60%
        12/31/2007        N/A     26.093            0
        12/31/2008     26.093     18.188          140
Mutual Shares Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     23.353          494
        12/31/2008     23.353     14.439          522
VISB 10      2.95%
        12/31/2007        N/A     20.314            0
        12/31/2008     20.314     12.403           25
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.754           24
VISB 2       2.00%
        12/31/2007        N/A     22.584          182
        12/31/2008     22.584     13.922          140
VISB 3       2.40%
        12/31/2007        N/A     21.599            0
        12/31/2008     21.599     13.261          158
VISB 4       2.70%
        12/31/2007        N/A     20.888            0
        12/31/2008     20.888     12.786            9
VISB 5       2.55%
        12/31/2007        N/A     21.241            0
        12/31/2008     21.241     13.021           83
VISB 6       2.85%
        12/31/2007        N/A     20.541            0
        12/31/2008     20.541     12.555           10
VISB 7       2.50%
        12/31/2007        N/A     21.359            0
        12/31/2008     21.359     13.101          191
VISB 8       2.80%
        12/31/2007        N/A     20.656            0
        12/31/2008     20.656     12.632           40
VISB 9       2.65%
        12/31/2007        N/A     21.005            0
        12/31/2008     21.005     12.864          161
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.181           23



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.709            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.942           20
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.479            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.670            6
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.021            6
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.555            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     12.786           14
VISI 10      2.65%
        12/31/2007        N/A     21.005            0
        12/31/2008     21.005     12.864           44
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.265          202
VISI 2       1.70%
        12/31/2007        N/A     23.353          126
        12/31/2008     23.353     14.439          165
VISI 3       2.10%
        12/31/2007        N/A     22.334            0
        12/31/2008     22.334     13.754          310
VISI 4       2.40%
        12/31/2007        N/A     21.599            0
        12/31/2008     21.599     13.261           35
VISI 5       2.25%
        12/31/2007        N/A     21.963            0
        12/31/2008     21.963     13.505          214
VISI 6       2.55%
        12/31/2007        N/A     21.241            0
        12/31/2008     21.241     13.021           10
VISI 7       2.20%
        12/31/2007        N/A     22.086            0
        12/31/2008     22.086     13.587          388
VISI 8       2.50%
        12/31/2007        N/A     21.359            0
        12/31/2008     21.359     13.101           91
VISI 9       2.35%
        12/31/2007        N/A     21.720            0
        12/31/2008     21.720     13.342          366
VISL 1       1.65%
        12/31/2007        N/A     23.484          373
        12/31/2008     23.484     14.527          413
VISL 10      2.90%
        12/31/2007        N/A     20.427            0
        12/31/2008     20.427     12.479           19


VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.837           67
VISL 2       1.95%
        12/31/2007        N/A     22.711           77
        12/31/2008     22.711     14.007           79
VISL 3       2.35%
        12/31/2007        N/A     21.720            0
        12/31/2008     21.720     13.342          157
VISL 4       2.65%
        12/31/2007        N/A     21.005            0
        12/31/2008     21.005     12.864           18
VISL 5       2.50%
        12/31/2007        N/A     21.359            0
        12/31/2008     21.359     13.101          104
VISL 6       2.80%
        12/31/2007        N/A     20.656            0
        12/31/2008     20.656     12.632            8
VISL 7       2.45%
        12/31/2007        N/A     21.479            0
        12/31/2008     21.479     13.181          178
VISL 8       2.75%
        12/31/2007        N/A     20.772            0
        12/31/2008     20.772     12.709           27
VISL 9       2.60%
        12/31/2007        N/A     21.122            0
        12/31/2008     21.122     12.942          159
OpCap Mid Cap Portfolio
VISB 1       1.70%
        12/31/2007        N/A     10.530          100
        12/31/2008     10.530      6.038          142
VISB 10      2.95%
        12/31/2007        N/A     10.312            0
        12/31/2008     10.312      5.839            4
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.974           25
VISB 2       2.00%
        12/31/2007        N/A     10.477           11
        12/31/2008     10.477      5.990           18
VISB 3       2.40%
        12/31/2007        N/A     10.407            0
        12/31/2008     10.407      5.926           56
VISB 4       2.70%
        12/31/2007        N/A     10.355            0
        12/31/2008     10.355      5.878            6
VISB 5       2.55%
        12/31/2007        N/A     10.381            0
        12/31/2008     10.381      5.902           35
VISB 6       2.85%
        12/31/2007        N/A     10.329            0
        12/31/2008     10.329      5.855           20
VISB 7       2.50%
        12/31/2007        N/A     10.390            0
        12/31/2008     10.390      5.910           80
VISB 8       2.80%
        12/31/2007        N/A     10.338            0
        12/31/2008     10.338      5.863           31



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 9       2.65%
        12/31/2007        N/A     10.364            0
        12/31/2008     10.364      5.886           78
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.918            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.870            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.894            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.847            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.966            1
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.902            0
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.855            2
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.878            5
VISI 10      2.65%
        12/31/2007        N/A     10.364            0
        12/31/2008     10.364      5.886           40
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.022          153
VISI 2       1.70%
        12/31/2007        N/A     10.530           41
        12/31/2008     10.530      6.038           55
VISI 3       2.10%
        12/31/2007        N/A     10.460            0
        12/31/2008     10.460      5.974          106
VISI 4       2.40%
        12/31/2007        N/A     10.407            0
        12/31/2008     10.407      5.926           18
VISI 5       2.25%
        12/31/2007        N/A     10.433            0
        12/31/2008     10.433      5.950           60
VISI 6       2.55%
        12/31/2007        N/A     10.381            0
        12/31/2008     10.381      5.902            4
VISI 7       2.20%
        12/31/2007        N/A     10.442            0
        12/31/2008     10.442      5.958          176
VISI 8       2.50%
        12/31/2007        N/A     10.390            0
        12/31/2008     10.390      5.910           47
VISI 9       2.35%
        12/31/2007        N/A     10.416            0
        12/31/2008     10.416      5.934          192


VISL 1       1.65%
        12/31/2007        N/A     10.539           40
        12/31/2008     10.539      6.046           62
VISL 10      2.90%
        12/31/2007        N/A     10.320            0
        12/31/2008     10.320      5.847           12
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      5.982           25
VISL 2       1.95%
        12/31/2007        N/A     10.486           27
        12/31/2008     10.486      5.998           30
VISL 3       2.35%
        12/31/2007        N/A     10.416            0
        12/31/2008     10.416      5.934           27
VISL 4       2.65%
        12/31/2007        N/A     10.364            0
        12/31/2008     10.364      5.886            4
VISL 5       2.50%
        12/31/2007        N/A     10.390            0
        12/31/2008     10.390      5.910           23
VISL 6       2.80%
        12/31/2007        N/A     10.338            0
        12/31/2008     10.338      5.863            1
VISL 7       2.45%
        12/31/2007        N/A     10.398            0
        12/31/2008     10.398      5.918           49
VISL 8       2.75%
        12/31/2007        N/A     10.346            0
        12/31/2008     10.346      5.870           11
VISL 9       2.60%
        12/31/2007        N/A     10.372            0
        12/31/2008     10.372      5.894           75
PIMCO VIT All Asset Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.811           33
        12/31/2008     12.811     10.599           57
VISB 10      2.95%
        12/31/2007        N/A     12.236            0
        12/31/2008     12.236      9.997            7
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.403           53
VISB 2       2.00%
        12/31/2007        N/A     12.670            8
        12/31/2008     12.670     10.451           30
VISB 3       2.40%
        12/31/2007        N/A     12.486            0
        12/31/2008     12.486     10.258           37
VISB 4       2.70%
        12/31/2007        N/A     12.349            0
        12/31/2008     12.349     10.115            5
VISB 5       2.55%
        12/31/2007        N/A     12.417            0
        12/31/2008     12.417     10.186            7
VISB 6       2.85%
        12/31/2007        N/A     12.281            0
        12/31/2008     12.281     10.044            3


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 7       2.50%
        12/31/2007        N/A     12.440            0
        12/31/2008     12.440     10.210           32
VISB 8       2.80%
        12/31/2007        N/A     12.304            0
        12/31/2008     12.304     10.068           11
VISB 9       2.65%
        12/31/2007        N/A     12.372            0
        12/31/2008     12.372     10.139           31
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.234            7
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.091            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.162            6
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.021            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.378            8
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.186            6
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.044            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.115            4
VISI 10      2.65%
        12/31/2007        N/A     12.372            0
        12/31/2008     12.372     10.139           16
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.550          128
VISI 2       1.70%
        12/31/2007        N/A     12.811           10
        12/31/2008     12.811     10.599           20
VISI 3       2.10%
        12/31/2007        N/A     12.624            0
        12/31/2008     12.624     10.403          123
VISI 4       2.40%
        12/31/2007        N/A     12.486            0
        12/31/2008     12.486     10.258            5
VISI 5       2.25%
        12/31/2007        N/A     12.555            0
        12/31/2008     12.555     10.330           42
VISI 6       2.55%
        12/31/2007        N/A     12.417            0
        12/31/2008     12.417     10.186            6
VISI 7       2.20%
        12/31/2007        N/A     12.578            0
        12/31/2008     12.578     10.354          122


VISI 8       2.50%
        12/31/2007        N/A     12.440            0
        12/31/2008     12.440     10.210           31
VISI 9       2.35%
        12/31/2007        N/A     12.509            0
        12/31/2008     12.509     10.282          141
VISL 1       1.65%
        12/31/2007        N/A     12.834           53
        12/31/2008     12.834     10.624           97
VISL 10      2.90%
        12/31/2007        N/A     12.259            0
        12/31/2008     12.259     10.021            9
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.427          262
VISL 2       1.95%
        12/31/2007        N/A     12.694            3
        12/31/2008     12.694     10.476            9
VISL 3       2.35%
        12/31/2007        N/A     12.509            0
        12/31/2008     12.509     10.282           93
VISL 4       2.65%
        12/31/2007        N/A     12.372            0
        12/31/2008     12.372     10.139            8
VISL 5       2.50%
        12/31/2007        N/A     12.440            0
        12/31/2008     12.440     10.210           40
VISL 6       2.80%
        12/31/2007        N/A     12.304            0
        12/31/2008     12.304     10.068            2
VISL 7       2.45%
        12/31/2007        N/A     12.463            0
        12/31/2008     12.463     10.234          124
VISL 8       2.75%
        12/31/2007        N/A     12.326            0
        12/31/2008     12.326     10.091           16
VISL 9       2.60%
        12/31/2007        N/A     12.394            0
        12/31/2008     12.394     10.162          164
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.713           90
        12/31/2008     12.713      7.025          199
VISB 10      2.95%
        12/31/2007        N/A     12.295            0
        12/31/2008     12.295      6.710           46
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.923           75
VISB 2       2.00%
        12/31/2007        N/A     12.612           14
        12/31/2008     12.612      6.948           59
VISB 3       2.40%
        12/31/2007        N/A     12.478            0
        12/31/2008     12.478      6.847          117
VISB 4       2.70%
        12/31/2007        N/A     12.378            0
        12/31/2008     12.378      6.772           33



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 5       2.55%
        12/31/2007        N/A     12.428            0
        12/31/2008     12.428      6.809           70
VISB 6       2.85%
        12/31/2007        N/A     12.328            0
        12/31/2008     12.328      6.734           20
VISB 7       2.50%
        12/31/2007        N/A     12.444            0
        12/31/2008     12.444      6.822          201
VISB 8       2.80%
        12/31/2007        N/A     12.345            0
        12/31/2008     12.345      6.747           63
VISB 9       2.65%
        12/31/2007        N/A     12.394            0
        12/31/2008     12.394      6.784          140
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.834           28
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.759            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.797           17
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.722            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.910           15
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.809           12
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.734            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.772           14
VISI 10      2.65%
        12/31/2007        N/A     12.394            0
        12/31/2008     12.394      6.784           52
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.000          241
VISI 2       1.70%
        12/31/2007        N/A     12.713           23
        12/31/2008     12.713      7.025           48
VISI 3       2.10%
        12/31/2007        N/A     12.578            0
        12/31/2008     12.578      6.923          213
VISI 4       2.40%
        12/31/2007        N/A     12.478            0
        12/31/2008     12.478      6.847           70
VISI 5       2.25%
        12/31/2007        N/A     12.528            0
        12/31/2008     12.528      6.885          159


VISI 6       2.55%
        12/31/2007        N/A     12.428            0
        12/31/2008     12.428      6.809            6
VISI 7       2.20%
        12/31/2007        N/A     12.544            0
        12/31/2008     12.544      6.897          414
VISI 8       2.50%
        12/31/2007        N/A     12.444            0
        12/31/2008     12.444      6.822           77
VISI 9       2.35%
        12/31/2007        N/A     12.494            0
        12/31/2008     12.494      6.859          387
VISL 1       1.65%
        12/31/2007        N/A     12.730           54
        12/31/2008     12.730      7.038          105
VISL 10      2.90%
        12/31/2007        N/A     12.312            0
        12/31/2008     12.312      6.722           43
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      6.935          101
VISL 2       1.95%
        12/31/2007        N/A     12.629           13
        12/31/2008     12.629      6.961           34
VISL 3       2.35%
        12/31/2007        N/A     12.494            0
        12/31/2008     12.494      6.859          126
VISL 4       2.65%
        12/31/2007        N/A     12.394            0
        12/31/2008     12.394      6.784           26
VISL 5       2.50%
        12/31/2007        N/A     12.444            0
        12/31/2008     12.444      6.822           82
VISL 6       2.80%
        12/31/2007        N/A     12.345            0
        12/31/2008     12.345      6.747           17
VISL 7       2.45%
        12/31/2007        N/A     12.461            0
        12/31/2008     12.461      6.834          154
VISL 8       2.75%
        12/31/2007        N/A     12.361            0
        12/31/2008     12.361      6.759           35
VISL 9       2.60%
        12/31/2007        N/A     12.411            0
        12/31/2008     12.411      6.797          103
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.189           99
        12/31/2008     12.189     10.234          100
VISB 10      2.95%
        12/31/2007        N/A     11.788            0
        12/31/2008     11.788      9.774            4
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.084           16
VISB 2       2.00%
        12/31/2007        N/A     12.091           30
        12/31/2008     12.091     10.122           27


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 3       2.40%
        12/31/2007        N/A     11.963            0
        12/31/2008     11.963      9.974           57
VISB 4       2.70%
        12/31/2007        N/A     11.867            0
        12/31/2008     11.867      9.864           10
VISB 5       2.55%
        12/31/2007        N/A     11.915            0
        12/31/2008     11.915      9.919           22
VISB 6       2.85%
        12/31/2007        N/A     11.820            0
        12/31/2008     11.820      9.810            6
VISB 7       2.50%
        12/31/2007        N/A     11.931            0
        12/31/2008     11.931      9.937           40
VISB 8       2.80%
        12/31/2007        N/A     11.835            0
        12/31/2008     11.835      9.828            7
VISB 9       2.65%
        12/31/2007        N/A     11.883            0
        12/31/2008     11.883      9.882           31
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.955            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.846            0
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.901            1
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.792            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.066            1
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.919            0
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.810            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.864            1
VISI 10      2.65%
        12/31/2007        N/A     11.883            0
        12/31/2008     11.883      9.882            1
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.196           47
VISI 2       1.70%
        12/31/2007        N/A     12.189           28
        12/31/2008     12.189     10.234           34
VISI 3       2.10%
        12/31/2007        N/A     12.059            0
        12/31/2008     12.059     10.084           55


VISI 4       2.40%
        12/31/2007        N/A     11.963            0
        12/31/2008     11.963      9.974            6
VISI 5       2.25%
        12/31/2007        N/A     12.011            0
        12/31/2008     12.011     10.029           22
VISI 6       2.55%
        12/31/2007        N/A     11.915            0
        12/31/2008     11.915      9.919            4
VISI 7       2.20%
        12/31/2007        N/A     12.027            0
        12/31/2008     12.027     10.047          126
VISI 8       2.50%
        12/31/2007        N/A     11.931            0
        12/31/2008     11.931      9.937           32
VISI 9       2.35%
        12/31/2007        N/A     11.979            0
        12/31/2008     11.979      9.992           77
VISL 1       1.65%
        12/31/2007        N/A     12.205           23
        12/31/2008     12.205     10.253           29
VISL 10      2.90%
        12/31/2007        N/A     11.804            0
        12/31/2008     11.804      9.792           11
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.103           16
VISL 2       1.95%
        12/31/2007        N/A     12.108           15
        12/31/2008     12.108     10.140           13
VISL 3       2.35%
        12/31/2007        N/A     11.979            0
        12/31/2008     11.979      9.992           33
VISL 4       2.65%
        12/31/2007        N/A     11.883            0
        12/31/2008     11.883      9.882            9
VISL 5       2.50%
        12/31/2007        N/A     11.931            0
        12/31/2008     11.931      9.937           18
VISL 6       2.80%
        12/31/2007        N/A     11.835            0
        12/31/2008     11.835      9.828            3
VISL 7       2.45%
        12/31/2007        N/A     11.947            0
        12/31/2008     11.947      9.955           48
VISL 8       2.75%
        12/31/2007        N/A     11.851            0
        12/31/2008     11.851      9.846           19
VISL 9       2.60%
        12/31/2007        N/A     11.899            0
        12/31/2008     11.899      9.901           38
PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1       1.70%
        12/31/2007        N/A     10.357          176
        12/31/2008     10.357     10.096          167
VISB 10      2.95%
        12/31/2007        N/A     10.016            0
        12/31/2008     10.016      9.642            6


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.948           16
VISB 2       2.00%
        12/31/2007        N/A     10.274           48
        12/31/2008     10.274      9.985           61
VISB 3       2.40%
        12/31/2007        N/A     10.165            0
        12/31/2008     10.165      9.839           54
VISB 4       2.70%
        12/31/2007        N/A     10.084            0
        12/31/2008     10.084      9.731           24
VISB 5       2.55%
        12/31/2007        N/A     10.124            0
        12/31/2008     10.124      9.785           32
VISB 6       2.85%
        12/31/2007        N/A     10.043            0
        12/31/2008     10.043      9.678            1
VISB 7       2.50%
        12/31/2007        N/A     10.138            0
        12/31/2008     10.138      9.803           89
VISB 8       2.80%
        12/31/2007        N/A     10.057            0
        12/31/2008     10.057      9.695           18
VISB 9       2.65%
        12/31/2007        N/A     10.097            0
        12/31/2008     10.097      9.749           57
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.821            6
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.713            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.767           14
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.660            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.930            6
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.785            3
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.678            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.731            7
VISI 10      2.65%
        12/31/2007        N/A     10.097            0
        12/31/2008     10.097      9.749           24
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.059           91


VISI 2       1.70%
        12/31/2007        N/A     10.357           36
        12/31/2008     10.357     10.096           56
VISI 3       2.10%
        12/31/2007        N/A     10.247            0
        12/31/2008     10.247      9.948           84
VISI 4       2.40%
        12/31/2007        N/A     10.165            0
        12/31/2008     10.165      9.839           20
VISI 5       2.25%
        12/31/2007        N/A     10.206            0
        12/31/2008     10.206      9.894           70
VISI 6       2.55%
        12/31/2007        N/A     10.124            0
        12/31/2008     10.124      9.785            2
VISI 7       2.20%
        12/31/2007        N/A     10.219            0
        12/31/2008     10.219      9.912          188
VISI 8       2.50%
        12/31/2007        N/A     10.138            0
        12/31/2008     10.138      9.803           23
VISI 9       2.35%
        12/31/2007        N/A     10.178            0
        12/31/2008     10.178      9.857          168
VISL 1       1.65%
        12/31/2007        N/A     10.371           34
        12/31/2008     10.371     10.114           56
VISL 10      2.90%
        12/31/2007        N/A     10.030            0
        12/31/2008     10.030      9.660           12
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.967           93
VISL 2       1.95%
        12/31/2007        N/A     10.288           26
        12/31/2008     10.288     10.003           30
VISL 3       2.35%
        12/31/2007        N/A     10.178            0
        12/31/2008     10.178      9.857           78
VISL 4       2.65%
        12/31/2007        N/A     10.097            0
        12/31/2008     10.097      9.749           18
VISL 5       2.50%
        12/31/2007        N/A     10.138            0
        12/31/2008     10.138      9.803           73
VISL 6       2.80%
        12/31/2007        N/A     10.057            0
        12/31/2008     10.057      9.695           10
VISL 7       2.45%
        12/31/2007        N/A     10.151            0
        12/31/2008     10.151      9.821           52
VISL 8       2.75%
        12/31/2007        N/A     10.070            0
        12/31/2008     10.070      9.713           21
VISL 9       2.60%
        12/31/2007        N/A     10.111            0
        12/31/2008     10.111      9.767           58


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

PIMCO VIT High Yield Portfolio
VISB 1       1.70%
        12/31/2007        N/A     13.962           51
        12/31/2008     13.962     10.494           51
VISB 10      2.95%
        12/31/2007        N/A     12.645            0
        12/31/2008     12.645      9.387            8
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.126           16
VISB 2       2.00%
        12/31/2007        N/A     13.634           13
        12/31/2008     13.634     10.217           19
VISB 3       2.40%
        12/31/2007        N/A     13.209            0
        12/31/2008     13.209      9.859           27
VISB 4       2.70%
        12/31/2007        N/A     12.898            0
        12/31/2008     12.898      9.599            9
VISB 5       2.55%
        12/31/2007        N/A     13.053            0
        12/31/2008     13.053      9.728           19
VISB 6       2.85%
        12/31/2007        N/A     12.746            0
        12/31/2008     12.746      9.471            4
VISB 7       2.50%
        12/31/2007        N/A     13.104            0
        12/31/2008     13.104      9.771           34
VISB 8       2.80%
        12/31/2007        N/A     12.797            0
        12/31/2008     12.797      9.513            3
VISB 9       2.65%
        12/31/2007        N/A     12.950            0
        12/31/2008     12.950      9.641           19
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.815            1
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.556            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.685            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.429            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.081            6
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.728            2
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.471            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      9.599            3


VISI 10      2.65%
        12/31/2007        N/A     12.950            0
        12/31/2008     12.950      9.641           12
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.401           44
VISI 2       1.70%
        12/31/2007        N/A     13.962            9
        12/31/2008     13.962     10.494           13
VISI 3       2.10%
        12/31/2007        N/A     13.526            0
        12/31/2008     13.526     10.126           47
VISI 4       2.40%
        12/31/2007        N/A     13.209            0
        12/31/2008     13.209      9.859           15
VISI 5       2.25%
        12/31/2007        N/A     13.366            0
        12/31/2008     13.366      9.992           50
VISI 6       2.55%
        12/31/2007        N/A     13.053            0
        12/31/2008     13.053      9.728            1
VISI 7       2.20%
        12/31/2007        N/A     13.419            0
        12/31/2008     13.419     10.037           93
VISI 8       2.50%
        12/31/2007        N/A     13.104            0
        12/31/2008     13.104      9.771           16
VISI 9       2.35%
        12/31/2007        N/A     13.261            0
        12/31/2008     13.261      9.903           71
VISL 1       1.65%
        12/31/2007        N/A     14.017           24
        12/31/2008     14.017     10.541           30
VISL 10      2.90%
        12/31/2007        N/A     12.696            0
        12/31/2008     12.696      9.429           21
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.172           22
VISL 2       1.95%
        12/31/2007        N/A     13.688            4
        12/31/2008     13.688     10.263            6
VISL 3       2.35%
        12/31/2007        N/A     13.261            0
        12/31/2008     13.261      9.903           42
VISL 4       2.65%
        12/31/2007        N/A     12.950            0
        12/31/2008     12.950      9.641            8
VISL 5       2.50%
        12/31/2007        N/A     13.104            0
        12/31/2008     13.104      9.771           19
VISL 6       2.80%
        12/31/2007        N/A     12.797            0
        12/31/2008     12.797      9.513            0
VISL 7       2.45%
        12/31/2007        N/A     13.156            0
        12/31/2008     13.156      9.815           50



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 8       2.75%
        12/31/2007        N/A     12.847            0
        12/31/2008     12.847      9.556           15
VISL 9       2.60%
        12/31/2007        N/A     13.001            0
        12/31/2008     13.001      9.685           41
PIMCO VIT Real Return Portfolio
VISB 1       1.70%
        12/31/2007        N/A     12.153           67
        12/31/2008     12.153     11.104          144
VISB 10      2.95%
        12/31/2007        N/A     11.463            0
        12/31/2008     11.463     10.344           21
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.855           35
VISB 2       2.00%
        12/31/2007        N/A     11.983           17
        12/31/2008     11.983     10.917           83
VISB 3       2.40%
        12/31/2007        N/A     11.761            0
        12/31/2008     11.761     10.672          127
VISB 4       2.70%
        12/31/2007        N/A     11.598            0
        12/31/2008     11.598     10.491           10
VISB 5       2.55%
        12/31/2007        N/A     11.679            0
        12/31/2008     11.679     10.581           63
VISB 6       2.85%
        12/31/2007        N/A     11.516            0
        12/31/2008     11.516     10.403           10
VISB 7       2.50%
        12/31/2007        N/A     11.706            0
        12/31/2008     11.706     10.611          156
VISB 8       2.80%
        12/31/2007        N/A     11.543            0
        12/31/2008     11.543     10.432           26
VISB 9       2.65%
        12/31/2007        N/A     11.625            0
        12/31/2008     11.625     10.521          263
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.641           17
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.462            1
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.551           30
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.373            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.824           16
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.581           12


VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.403            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.491           16
VISI 10      2.65%
        12/31/2007        N/A     11.625            0
        12/31/2008     11.625     10.521           29
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     11.042          122
VISI 2       1.70%
        12/31/2007        N/A     12.153           11
        12/31/2008     12.153     11.104           47
VISI 3       2.10%
        12/31/2007        N/A     11.927            0
        12/31/2008     11.927     10.855          218
VISI 4       2.40%
        12/31/2007        N/A     11.761            0
        12/31/2008     11.761     10.672           33
VISI 5       2.25%
        12/31/2007        N/A     11.844            0
        12/31/2008     11.844     10.763          114
VISI 6       2.55%
        12/31/2007        N/A     11.679            0
        12/31/2008     11.679     10.581           12
VISI 7       2.20%
        12/31/2007        N/A     11.872            0
        12/31/2008     11.872     10.794          262
VISI 8       2.50%
        12/31/2007        N/A     11.706            0
        12/31/2008     11.706     10.611           37
VISI 9       2.35%
        12/31/2007        N/A     11.789            0
        12/31/2008     11.789     10.702          341
VISL 1       1.65%
        12/31/2007        N/A     12.181           36
        12/31/2008     12.181     11.136           64
VISL 10      2.90%
        12/31/2007        N/A     11.490            0
        12/31/2008     11.490     10.373           22
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     10.886           75
VISL 2       1.95%
        12/31/2007        N/A     12.011           22
        12/31/2008     12.011     10.948           37
VISL 3       2.35%
        12/31/2007        N/A     11.789            0
        12/31/2008     11.789     10.702           91
VISL 4       2.65%
        12/31/2007        N/A     11.625            0
        12/31/2008     11.625     10.521           38
VISL 5       2.50%
        12/31/2007        N/A     11.706            0
        12/31/2008     11.706     10.611           91



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 6       2.80%
        12/31/2007        N/A     11.543            0
        12/31/2008     11.543     10.432           11
VISL 7       2.45%
        12/31/2007        N/A     11.734            0
        12/31/2008     11.734     10.641          120
VISL 8       2.75%
        12/31/2007        N/A     11.570            0
        12/31/2008     11.570     10.462           20
VISL 9       2.60%
        12/31/2007        N/A     11.652            0
        12/31/2008     11.652     10.551          105
PIMCO VIT Total Return Portfolio
VISB 1       1.70%
        12/31/2007        N/A     14.634          512
        12/31/2008     14.634     15.077          188
VISB 10      2.95%
        12/31/2007        N/A     13.254            0
        12/31/2008     13.254     13.486           23
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.548           30
VISB 2       2.00%
        12/31/2007        N/A     14.290           24
        12/31/2008     14.290     14.679           90
VISB 3       2.40%
        12/31/2007        N/A     13.844            0
        12/31/2008     13.844     14.164          988
VISB 4       2.70%
        12/31/2007        N/A     13.519            0
        12/31/2008     13.519     13.790           15
VISB 5       2.55%
        12/31/2007        N/A     13.681            0
        12/31/2008     13.681     13.976           48
VISB 6       2.85%
        12/31/2007        N/A     13.360            0
        12/31/2008     13.360     13.606            9
VISB 7       2.50%
        12/31/2007        N/A     13.735            0
        12/31/2008     13.735     14.038          129
VISB 8       2.80%
        12/31/2007        N/A     13.413            0
        12/31/2008     13.413     13.667           42
VISB 9       2.65%
        12/31/2007        N/A     13.573            0
        12/31/2008     13.573     13.851          224
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.101           23
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.728            7
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.913           27
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.546            0


VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.484            6
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.976           10
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.606            5
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.790           39
VISI 10      2.65%
        12/31/2007        N/A     13.573            0
        12/31/2008     13.573     13.851           37
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.943          292
VISI 2       1.70%
        12/31/2007        N/A     14.634           45
        12/31/2008     14.634     15.077           93
VISI 3       2.10%
        12/31/2007        N/A     14.177            0
        12/31/2008     14.177     14.548          279
VISI 4       2.40%
        12/31/2007        N/A     13.844            0
        12/31/2008     13.844     14.164           10
VISI 5       2.25%
        12/31/2007        N/A     14.010            0
        12/31/2008     14.010     14.355          198
VISI 6       2.55%
        12/31/2007        N/A     13.681            0
        12/31/2008     13.681     13.976            6
VISI 7       2.20%
        12/31/2007        N/A     14.065            0
        12/31/2008     14.065     14.419          484
VISI 8       2.50%
        12/31/2007        N/A     13.735            0
        12/31/2008     13.735     14.038           64
VISI 9       2.35%
        12/31/2007        N/A     13.899            0
        12/31/2008     13.899     14.227          459
VISL 1       1.65%
        12/31/2007        N/A     14.692           83
        12/31/2008     14.692     15.144          164
VISL 10      2.90%
        12/31/2007        N/A     13.307            0
        12/31/2008     13.307     13.546           36
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.613          189
VISL 2       1.95%
        12/31/2007        N/A     14.347            7
        12/31/2008     14.347     14.744           35
VISL 3       2.35%
        12/31/2007        N/A     13.899            0
        12/31/2008     13.899     14.227          177


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 4       2.65%
        12/31/2007        N/A     13.573            0
        12/31/2008     13.573     13.851           41
VISL 5       2.50%
        12/31/2007        N/A     13.735            0
        12/31/2008     13.735     14.038           98
VISL 6       2.80%
        12/31/2007        N/A     13.413            0
        12/31/2008     13.413     13.667           15
VISL 7       2.45%
        12/31/2007        N/A     13.790            0
        12/31/2008     13.790     14.101          252
VISL 8       2.75%
        12/31/2007        N/A     13.466            0
        12/31/2008     13.466     13.728           44
VISL 9       2.60%
        12/31/2007        N/A     13.627            0
        12/31/2008     13.627     13.913          328
Templeton Global Bond Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     30.650           67
        12/31/2008     30.650     32.002           63
VISB 10      2.95%
        12/31/2007        N/A     24.137            0
        12/31/2008     24.137     24.888            3
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     29.628            5
VISB 2       2.00%
        12/31/2007        N/A     29.016           13
        12/31/2008     29.016     30.205           18
VISB 3       2.40%
        12/31/2007        N/A     26.971            0
        12/31/2008     26.971     27.964           37
VISB 4       2.70%
        12/31/2007        N/A     25.533            0
        12/31/2008     25.533     26.394            8
VISB 5       2.55%
        12/31/2007        N/A     26.243            0
        12/31/2008     26.243     27.168           17
VISB 6       2.85%
        12/31/2007        N/A     24.843            0
        12/31/2008     24.843     25.642            2
VISB 7       2.50%
        12/31/2007        N/A     26.285            0
        12/31/2008     26.285     27.225           41
VISB 8       2.80%
        12/31/2007        N/A     24.833            0
        12/31/2008     24.833     25.644            9
VISB 9       2.65%
        12/31/2007        N/A     25.549            0
        12/31/2008     25.549     26.423           28
VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     27.498           14
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.901            0


VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     26.688            4
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.137            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     29.194            5
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     27.168           10
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     25.642            1
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     26.394           11
VISI 10      2.65%
        12/31/2007        N/A     25.549            0
        12/31/2008     25.549     26.423           21
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     31.306           71
VISI 2       1.70%
        12/31/2007        N/A     30.650           29
        12/31/2008     30.650     32.002           29
VISI 3       2.10%
        12/31/2007        N/A     28.491            0
        12/31/2008     28.491     29.628           81
VISI 4       2.40%
        12/31/2007        N/A     26.971            0
        12/31/2008     26.971     27.964           11
VISI 5       2.25%
        12/31/2007        N/A     27.721            0
        12/31/2008     27.721     28.784           35
VISI 6       2.55%
        12/31/2007        N/A     26.243            0
        12/31/2008     26.243     27.168            2
VISI 7       2.20%
        12/31/2007        N/A     27.823            0
        12/31/2008     27.823     28.905          115
VISI 8       2.50%
        12/31/2007        N/A     26.285            0
        12/31/2008     26.285     27.225           10
VISI 9       2.35%
        12/31/2007        N/A     27.043            0
        12/31/2008     27.043     28.053           72
VISL 1       1.65%
        12/31/2007        N/A     30.931           56
        12/31/2008     30.931     32.312           56
VISL 10      2.90%
        12/31/2007        N/A     24.367            0
        12/31/2008     24.367     25.137            9
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     29.783           62



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 2       1.95%
        12/31/2007        N/A     29.282           15
        12/31/2008     29.282     30.497           17
VISL 3       2.35%
        12/31/2007        N/A     27.219            0
        12/31/2008     27.219     28.235           33
VISL 4       2.65%
        12/31/2007        N/A     25.768            0
        12/31/2008     25.768     26.649            7
VISL 5       2.50%
        12/31/2007        N/A     26.483            0
        12/31/2008     26.483     27.431           34
VISL 6       2.80%
        12/31/2007        N/A     25.071            0
        12/31/2008     25.071     25.890            7
VISL 7       2.45%
        12/31/2007        N/A     26.535            0
        12/31/2008     26.535     27.498           54
VISL 8       2.75%
        12/31/2007        N/A     25.069            0
        12/31/2008     25.069     25.901            9
VISL 9       2.60%
        12/31/2007        N/A     25.792            0
        12/31/2008     25.792     26.688           73
Templeton Growth Securities Fund
VISB 1       1.70%
        12/31/2007        N/A     28.340          213
        12/31/2008     28.340     16.069          265
VISB 10      2.95%
        12/31/2007        N/A     23.847            0
        12/31/2008     23.847     13.353           15
VISB 11      2.10%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.145           25
VISB 2       2.00%
        12/31/2007        N/A     27.190           71
        12/31/2008     27.190     15.371           76
VISB 3       2.40%
        12/31/2007        N/A     25.729            0
        12/31/2008     25.729     14.487          106
VISB 4       2.70%
        12/31/2007        N/A     24.684            0
        12/31/2008     24.684     13.857            6
VISB 5       2.55%
        12/31/2007        N/A     25.201            0
        12/31/2008     25.201     14.168           68
VISB 6       2.85%
        12/31/2007        N/A     24.178            0
        12/31/2008     24.178     13.552            5
VISB 7       2.50%
        12/31/2007        N/A     25.376            0
        12/31/2008     25.376     14.274          123
VISB 8       2.80%
        12/31/2007        N/A     24.346            0
        12/31/2008     24.346     13.653           27
VISB 9       2.65%
        12/31/2007        N/A     24.855            0
        12/31/2008     24.855     13.960           72


VISC 1       2.45%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.380            3
VISC 2       2.75%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.755            2
VISC 3       2.60%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.064            0
VISC 4       2.90%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.452            0
VISC 5       2.15%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.033            2
VISC 7       2.55%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     14.168            2
VISC 8       2.85%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.552            0
VISC 9       2.70%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     13.857            4
VISI 10      2.65%
        12/31/2007        N/A     24.855            0
        12/31/2008     24.855     13.960           27
VISI 11      1.80%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.833          153
VISI 2       1.70%
        12/31/2007        N/A     28.340           79
        12/31/2008     28.340     16.069          113
VISI 3       2.10%
        12/31/2007        N/A     26.817            0
        12/31/2008     26.817     15.145          225
VISI 4       2.40%
        12/31/2007        N/A     25.729            0
        12/31/2008     25.729     14.487           33
VISI 5       2.25%
        12/31/2007        N/A     26.267            0
        12/31/2008     26.267     14.812          165
VISI 6       2.55%
        12/31/2007        N/A     25.201            0
        12/31/2008     25.201     14.168            7
VISI 7       2.20%
        12/31/2007        N/A     26.449            0
        12/31/2008     26.449     14.922          257
VISI 8       2.50%
        12/31/2007        N/A     25.376            0
        12/31/2008     25.376     14.274           68
VISI 9       2.35%
        12/31/2007        N/A     25.907            0
        12/31/2008     25.907     14.594          217
VISL 1       1.65%
        12/31/2007        N/A     28.536          245
        12/31/2008     28.536     16.189          260



    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009

VISL 10      2.90%
        12/31/2007        N/A     24.012            0
        12/31/2008     24.012     13.452           19
VISL 11      2.05%
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A     15.257           47
VISL 2       1.95%
        12/31/2007        N/A     27.378           51
        12/31/2008     27.378     15.485           51
VISL 3       2.35%
        12/31/2007        N/A     25.907            0
        12/31/2008     25.907     14.594           81
VISL 4       2.65%
        12/31/2007        N/A     24.855            0
        12/31/2008     24.855     13.960            5
VISL 5       2.50%
        12/31/2007        N/A     25.376            0
        12/31/2008     25.376     14.274           43
VISL 6       2.80%
        12/31/2007        N/A     24.346            0
        12/31/2008     24.346     13.653            3
VISL 7       2.45%
        12/31/2007        N/A     25.551            0
        12/31/2008     25.551     14.380           97
VISL 8       2.75%
        12/31/2007        N/A     24.515            0
        12/31/2008     24.515     13.755           16
VISL 9       2.60%
        12/31/2007        N/A     25.028            0
    12/31/2008 25.028      14.064   63


    The Allianz Vision[ SM ]Variable Annuity Contract SAI -  April 27, 2009





[KPMG Logo]










                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       OF

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2008

     (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON)

[KPMG Logo]



                  KPMG LLP
                  4200 Wells Fargo Center
                  90 South Seventh Street
                  Minneapolis, MN 55402




             Report of Independent Registered Public Accounting Firm


The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B (the Variable Account) as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Allianz Life Variable Account B as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.



                      /s/ KPMG LLP


Minneapolis, Minnesota
March 30, 2009



         KPMG, LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements


 Statements of Assets and Liabilities
    December 31, 2008
    (In thousands)
                                                                                          Alger       Alger       Alger
                                                      AIM V.I.    AIM V.I.    AIM V.I.    American    American    American
                                                      Capital       Core    International Capital     LargeCap    MidCap
                                                      Appreciation Equity      Growth   Appreciation   Growth      Growth
                                                         Fund        Fund        Fund     Portfolio   Portfolio   Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Liabilities:
    Accrued Mortality and Expense Risk and
        Administrative Charges                             -           -                   -   -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 4,588       2,884       1,218       1,719       2,788       2,941
      Contracts in Annuity Payment Period (Note 2)         6           -           3          31           9           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $4,594       2,884       1,221       1,750       2,797       2,941
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                             272         146          63          58         106         418
           Investments at Cost                        $7,145       3,653       1,141       2,946       5,720       7,536



                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      Alger                     AZL
                                                      American    AZL AIM     BlackRock   AZL         AZL          AZL
                                                      SmallCap  International Capital     Columbia    Columbia    Columbia
                                                      Growth      Equity     Appreciation Mid Cap     Small Cap   Technology
                                                      Portfolio     Fund         Fund     Value Fund  Value Fund    Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Assets                                     479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
     Administrative Charges                              -              -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                  -              -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 479         133,872     42,814      25,031      34,876      38,286
      Contracts in Annuity Payment Period (Note 2)       -              11          -           -          10           1
                                                      ----------- ----------- ----------- ----------- ----------- -----------

    Total Contract Owners' Equity                     $479         133,883     42,814      25,031      34,886      38,287
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            27          12,986      4,944       4,996       5,005       8,010
           Investments at Cost                        $660         208,588     56,797      43,803      52,993      68,454



                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                  AZL
                                                                  Dreyfus     AZL First
                                                      AZL Davis   Founders    Trust       AZL         AZL         AZL
                                                      NY          Equity      Target      Franklin    Fusion      Fusion
                                                      Venture     Growth      Double      Small Cap   Balanced    Growth
                                                       Fund        Fund       Play Fund   Value Fund   Fund       Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 326,904     121,821     55,560      142,487     286,415     610,089
      Contracts in Annuity Payment Period (Note 2)          67          27          -           9           62           5
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $326,971     121,848     55,560      142,496     286,477     610,094
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            40,417      20,793     11,224       13,821      34,350      83,119
           Investments at Cost                        $389,593     204,892     98,316      213,597     364,054     934,517




                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      AZL         AZL         AZL Legg                AZL LMP
                                                      Fusion      Jennison    Mason       AZL Legg    Large Cap   AZL Money
                                                      Moderate    20/20       Growth      Mason       Growth      Market
                                                       Fund       Focus Fund   Fund       Value Fund    Fund       Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $419,531     162,427     132,498     57,418          -       968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    419,531     162,427     132,498     57,418          -       968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $419,531     162,427     132,498     57,418           -      968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 419,531     162,415     132,469     57,397           -      968,701
      Contracts in Annuity Payment Period (Note 2)           -          12          29         21           -          159
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $419,531     162,427     132,498     57,418           -      968,860
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                            54,273      19,245      26,185      11,507          -      968,860
           Investments at Cost                        $592,655     243,405     198,552     116,719          -      968,862





                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                                      AZL          AZL
                                                                                           AZL      Oppenheimer   Oppenheimer
                                                      AZL NACM    AZL OCC               Oppenheimer International   Main
                                                    International Opportunity AZL OCC    Global      Growth        Street
                                                         Fund        Fund     Value Fund  Fund        Fund          Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $6,463       66,668         -         93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    6,463       66,668         -         93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Liabilities                                   -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $6,463       66,668          -        93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 6,463       66,664          -        93,043      100,910     60,030
      Contracts in Annuity Payment Period (Note 2)         -            4          -           -              5          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $6,463       66,668          -        93,043      100,915     60,030
                                                      ----------- ----------- ----------- ----------- ----------- -----------

           Investment Shares                           1,262        9,565          -        11,347        9,703      9,454
           Investments at Cost                        $9,492      124,345          -       139,655      163,251     97,958


                See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                      AZL PIMCO               AZL         AZL
                                                      Fundamental             Schroder    Schroder    AZL
                                                      IndexPLUS               Emerging    Emerging    Schroder
                                                      Total       AZL S&P     Markets     Markets   International AZL Small
                                                      Return      500 Index   Equity      Equity      Small Cap   Cap Stock
                                                         Fund        Fund     Fund CL 1   Fund CL 2      Fund     Index Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                    -           -            -            -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                   -           -            -            -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets                                       $
                                                      $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 9,303       183,421     32,036      146,806     12,122      116,150
      Contracts in Annuity Payment Period (Note 2)        -           -            68            1          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $9,303       183,421     32,104      146,807     12,122      116,150
                                                      ----------- ----------- ----------- ----------- ----------- -----------
           Investment Shares                            1,538       29,822      7,040       32,195      2,439       18,263
           Investments at Cost                        $12,850      243,166     27,520      205,534     18,058      163,880


                  See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                                      AZL
                                                                                                      Turner
                                                      AZL         AZL         AZL         AZL         QuantitativeAZL Van
                                                      TargetPLUS  TargetPLUS  TargetPLUS  TargetPLUS  Small Cap   Kampen
                                                      Balanced    Equity      Growth      Moderate    Growth      Comstock
                                                       Fund        Fund        Fund        Fund        Fund        Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 47,834      55,753      63,851      52,043      17,897      236,291
      Contracts in Annuity Payment Period (Note 2)         -           -           -           -            1           12
                                                      ----------- ----------- ----------- ----------- ----------- -----------
   Total Contract Owners' Equity                      $47,834      55,753      63,851      52,043      17,898      236,303
                                                      ----------- ----------- ----------- ----------- ----------- -----------
           Investment Shares                            6,302      10,249      10,606       7,665       3,054       38,299
           Investments at Cost                        $52,857      93,896      89,694      63,925      31,278      388,596



                 See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      AZL Van                 AZL Van     AZL Van
                                                      Kampen      AZL Van     Kampen      Kampen      AZL Van
                                                      Equity      Kampen      Global      Growth      Kampen      BlackRock
                                                      and         Global      Real        and         Mid Cap     Global
                                                      Income      Franchise   Estate      Income      Growth      Allocations
                                                        Fund        Fund        Fund        Fund        Fund     V.I. Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Assets:
    Investments at Net Asset Value                    $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
       Total Assets                                    133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -            -          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Total Liabilities                                     -           -           -           -            -          -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Assets
                                                      $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                133,400     202,350     45,174      156,829     184,717     129,553
      Contracts in Annuity Payment Period (Note 2)          -           13          -           28          1           -
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Total Contract Owners' Equity                     $133,400     202,363     45,174      156,857     184,718     129,553
                                                      ----------- ----------- ----------- ----------- ----------- -----------
            Investment Shares                           14,822      15,847      8,274       19,730      26,966      11,465
           Investments at Cost                        $167,093     253,575     81,744      217,116     333,786     136,748


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                          Dreyfus                   Franklin
                                                                  Davis VA                IP Small                   Global
                                                      Davis VA    Real        Davis VA    Cap Stock   Dreyfus     Communications
                                                      Financial   Estate      Value       Index       Stock        Securities
                                                      Portfolio   Portfolio   Portfolio   Portfolio   Index Fund      Fund
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
     Investments at Net Asset Value                   $48,716       684         67,417         -           -           106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    48,716       684         67,417         -           -           106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -         -             -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Liabilities                                    -         -             -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $48,716       684         67,417          -           -          106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 48,712       684         67,391          -           -          106,724
      Contracts in Annuity Payment Period (Note 2)         4          -             26          -           -              242
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $48,716       684         67,417          -           -          106,966
                                                      ----------- ----------- ----------- ----------- ----------- -------------
           Investment Shares                            6,842       118          8,162          -           -           15,945
           Investments at Cost                        $78,122      1,470        80,406          -           -          197,261

                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                      Franklin
                                                      Growth      Franklin                Franklin
                                                      and         High        Franklin    Large Cap   Franklin
                                                      Income      Income      Income      Growth      Money         Franklin
                                                      Securities  Securities  Securities  Securities  Market      Real Estate
                                                         Fund        Fund        Fund        Fund        Fund         Fund
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                       -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Total Liabilities                                      -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 210,179     107,264     633,009     128,108     23,796      114,059
      Contracts in Annuity Payment Period (Note 2)         777         133         713         125        208          160
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $210,956     107,397     633,722     128,233     24,004      114,219
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                            24,314      23,201      55,528      12,145     24,004       10,694
           Investments at Cost                        $363,972     151,345     855,559     179,573     24,004      243,426


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                          Franklin
                                                                              Franklin    Templeton
                                                      Franklin    Franklin    Small-Mid   VIP
                                                      Rising      Small Cap   Cap         Founding    Franklin
                                                      Dividends   Value       Growth      Funds       U.S.          Franklin
                                                      Securities  Securities  Securities  Allocation  Government  Zero Coupon
                                                         Fund        Fund        Fund        Fund        Fund      Fund 2010
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -          -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                     -           -           -          -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 264,720     63,878      102,550     114,681     437,728     116,108
      Contracts in Annuity Payment Period (Note 2)         499        124          128         -           577         59
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $265,219     64,002      102,678     114,681     438,305     116,167
                                                      ----------- ----------- ----------- ----------- ----------- -------------


           Investment Shares                            19,196      6,051        8,636      20,442      33,576       6,964
           Investments at Cost                        $299,114     84,575      156,530     154,542     427,042     112,761



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                   J.P.
                                                                   Morgan
                                                      J.P.         U.S.
                                                      Morgan       Large Cap   Jennison    Mutual       Mutual
                                                      International Core        20/20       Discovery   Shares       OpCap Mid
                                                      Opportunitity Equity      Focus       Securities  Securities     Cap
                                                      Portfolio   Portfolio   Portfolio      Fund        Fund       Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
     Investments at Net Asset Value                    $179         322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                     179         322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                    -           -           -              -             -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                   -           -           -               -            -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                                    322           -           463,812     497,934     30,318
                                                      $179
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 179          322           -           463,666     497,655     30,318
      Contracts in Annuity Payment Period (Note 2)       -            -           -               146         279         -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $179          322           -           463,812     497,934     30,318
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                            23          31            -            29,183      42,168      3,501
           Investments at Cost                        $251         444            -           527,144     704,710     45,725





                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)

                                                                                                      PIMCO VIT    PIMCO VIT
                                                      Oppenheimer Oppenheimer Oppenheimer             Commodity     Emerging
                                                      Global      High        Main        PIMCO VIT   RealReturn    Markets
                                                      Securities  Income      Street      All Asset   Strategy        Bond
                                                       Fund/VA     Fund/VA     Fund/VA    Portfolio   Portfolio    Portfolio
                                                       ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -            -          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Total Liabilities                                    -           -           -            -          -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                81,485      9,566       58,478      114,603     85,230      33,044
       Contracts in Annuity Payment Period (Note 2)        95          -           37           14         -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

    Total Contract Owners' Equity                     $81,580      9,566       58,515      114,617     85,230      33,044
                                                      ----------- ----------- ----------- ----------- ----------- -------------

            Investment Shares                           4,037       6,054       4,019       12,458     12,176       3,202
           Investments at Cost                        $98,717      23,504      72,778      139,487    154,120      41,326



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)


                                                                                          PIMCO VIT
                                                                                          StocksPLUS
                                                      PIMCO VIT   PIMCO VIT   PIMCO VIT   Growth      PIMCO VIT     Seligman
                                                      Global      High        Real        and         Total          Global
                                                      Bond        Yield       Return      Income      Return       Technology
                                                      Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------
        Total Assets                                   75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

      Total Liabilities                                    -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)

      Contracts in Accumulation Period                75,570       96,767      210,399     7,623       492,003     1,245
      Contracts in Annuity Payment Period (Note 2)         2           23           72         -           174         -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $75,572      96,790      210,471     7,623       492,177     1,245
                                                      ----------- ----------- ----------- ----------- ----------- -------------


           Investment Shares                            6,169       17,101      18,692      1,292       47,738       113
           Investments at Cost                        $78,983      128,988     234,170     11,111      493,355     1,892



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)



                                                                  SP
                                                                  Strategic                           Templeton
                                                      Seligman    Partners    SP          Templeton   Developing   Templeton
                                                      Small-Cap   Focused    International Asset       Markets       Foreign
                                                      Value       Growth      Growth      Strategy    Securities   Securities
                                                      Portfolio   Portfolio   Portfolio      Fund        Fund         Fund
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $53,475      10,121      8,551       9,555          -           192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    53,475      10,121      8,551       9,555          -           192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:
    Accrued Mortality and Expense Risk and
Administrative Charges                                     -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------

       Total Liabilities                                   -           -           -           -           -           -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $53,475      10,121      8,551       9,555           -          192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
      Contracts in Accumulation Period                 53,446      10,121      8,551       9,538           -          192,327
      Contracts in Annuity Payment Period (Note 2)         29          -           -          17           -              258
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $53,475      10,121      8,551       9,555           -          192,585
                                                      ----------- ----------- ----------- ----------- ----------- -------------
         Investment Shares                              11,164      2,195       2,537       1,107          -           17,711
           Investments at Cost                        $104,571     15,006      16,652      17,729          -          261,790





                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

 Statements of Assets and Liabilities (continued)
    December 31, 2008
    (In thousands)
                                                                                                      Van
                                                                              Van                     Kampen
                                                      Templeton               Kampen      Van         LIT
                                                      Global      Templeton   LIT         Kampen      Growth
                                                      Income      Growth      Capital     LIT         and
                                                      Securities  Securities  Growth      Enterprise  Income       Total All
                                                         Fund        Fund     Portfolio   Portfolio   Portfolio      Funds
                                                      ----------- ----------- ----------- ----------- ----------- -------------
 Assets:
    Investments at Net Asset Value                    $124,761     351,451     1,424           99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Assets                                    124,761     351,451     1,424           99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Liabilities:

    Accrued Mortality and Expense Risk and
Administrative Charges                                      -           -           -           -           -             -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
       Total Liabilities                                    -           -           -           -           -             -
                                                      ----------- ----------- ----------- ----------- ----------- -------------
      Net Assets
                                                      $124,761     351,451      1,424          99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

 Contract Owners' Equity: (Note 6)
       Contracts in Accumulation Period                124,614     351,021      1,421          68          608       11,277,384
      Contracts in Annuity Payment Period (Note 2)         147         430          3          31           24            6,151
                                                      ----------- ----------- ----------- ----------- ----------- -------------
    Total Contract Owners' Equity                     $124,761     351,451      1,424          99          632       11,283,535
                                                      ----------- ----------- ----------- ----------- ----------- -------------

           Investment Shares                             7,266      42,646         84          10           46        2,195,273
           Investments at Cost                        $117,289     557,121      2,314         181          778       15,160,453




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations
 For the year ended December 31, 2008
    (In thousands)
                                                                                          Alger       Alger       Alger
                                                      AIM V.I.    AIM V.I.    AIM V.I.    American    American    American
                                                      Capital      Core     International Capital     LargeCap    MidCap
                                                      Appreciation Equity      Growth    Appreciation Growth      Growth
                                                         Fund       Fund        Fund     Portfolio   Portfolio   Portfolio
                                                       ----------- ----------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $    -           84           10          -           10          10
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          113          72           32          41          69          100
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          (113)         12          (22)        (41)        (59)        (90)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                       -           -           23          -           -         2,033
    Realized Gains (Losses) on Sales of
Investments, Net                                         (133)         35          128       (105)       (340)         (423)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                         (133)         35          151       (105)       (340)        1,610
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (3,548)     (1,477)     (1,076)     (1,478)     (2,270)       (6,220)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (3,681)     (1,442)       (925)      (1,583)     (2,610)      (4,610)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(3,794)     (1,430)       (947)      (1,624)     (2,669)      (4,700)
                                                      ----------- ----------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                      Alger                     AZL
                                                      American    AZL AIM     BlackRock   AZL         AZL         AZL
                                                      SmallCap  International Capital     Columbia    Columbia    Columbia
                                                      Growth      Equity      AppreciationMid Cap     Small Cap   Technology
                                                      Portfolio      Fund        Fund     Value Fund  Value Fund     Fund
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   -           1,018       -           201         281            -
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         13           4,467       1,048       718         960         1,372
                                                      ----------- ----------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (13)         (3,449)     (1,048)     (517)       (679)       (1,372)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    11          22,132        -           -          4,927       6,938
    Realized Gains (Losses) on Sales of
Investments, Net                                        157         (16,252)    (4,399)     (4,546)     (10,652)    (12,646)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        168           5,880     (4,399)     (4,546)     (5,725)     (5,708)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (630)       (119,437)   (19,459)    (18,633)    (13,302)    (40,210)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (462)       (113,557)   (23,858)    (23,179)    (19,027)    (45,918)
                                                      ----------- ----------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
                                                      $(475)       (117,006)   (24,906)    (23,696)    (19,706)    (47,290)
Operations                                            ----------- ----------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   AZL
                                                                   Dreyfus    AZL First
                                                                   Founders   Trust       AZL         AZL         AZL
                                                       AZL Davis   Equity     Target      Franklin    Fusion      Fusion
                                                      NY Venture   Growth     Double      Small Cap   Balanced    Growth
                                                         Fund        Fund     Play Fund   Value Fund     Fund        Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $2,964        582        600          2,488      8,205       13,304
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                       6,160        4,003      1,514        4,393      6,668       18,409
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                       (3,196)      (3,421)      (914)      (1,905)     1,537       (5,105)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   7,976       17,243        10       10,578      11,130      50,629
    Realized Gains (Losses) on Sales of
Investments, Net                                      (14,139)     (21,509)   (13,718)    (24,380)    (23,757)    (66,069)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                      (6,163)      (4,266)    (13,708)    (13,802)    (12,627)    (15,440)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (126,101)    (97,602)   (42,470)    (70,307)    (102,824)   (412,444)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                           (132,264)    (101,868)  (56,178)    (84,109)    (115,451)   (427,884)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(135,460)    (105,289)  (57,092)   (86,014)    (113,914)   (432,989)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   AZL
                                                                   Jennison   AZL Legg                AZL LMP
                                                      AZL Fusion   20/20      Mason       AZL Legg    Large Cap   AZL Money
                                                       Moderate    Focus      Growth      Mason       Growth      Market
                                                         Fund        Fund        Fund     Value Fund     Fund        Fund
                                                       ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
     Dividends Reinvested in Fund Shares               $14,532         217        -           -            245       17,472
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        12,459       3,586       2,747       2,141       2,056       14,237
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          2,073       (3,369)    (2,747)     (2,141)     (1,811)       3,235
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    33,571       9,221      4,662       7,942       6,700         -
    Realized Gains (Losses) on Sales of
Investments, Net                                        (53,824)     (25,088)   (24,702)    (23,302)    (40,859)       -
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        (20,253)     (15,867)   (20,040)    (15,360)    (34,159)       -
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (237,537)    (98,887)    (76,394)    (67,522)    (22,671)      (1)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (257,790)    (114,754)   (96,434)    (82,882)    (56,830)      (1)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(255,717)    (118,123)   (99,181)    (85,023)    (58,641)    3,234
                                                      ------------ ---------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      AZL           AZL
                                                                                            AZL      Oppenheimer   Oppenheimer
                                                       AZL NACM    AZL OCC                Oppenheimer International Main
                                                     International Opportunity AZL OCC     Global      Growth      Street
                                                         Fund        Fund     Value Fund     Fund        Fund        Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   157          -          8,171       1,198       1,775       943
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          123          2,332      5,150       3,119       3,433       1,945
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                            34         (2,332)    3,021       (1,921)     (1,658)     (1,002)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                 -              13,193     39,607      9,968       13,638      13,889
    Realized Gains (Losses) on Sales of
Investments, Net                                      (1,356)       (20,179)   (277,861)   (9,694)     (13,479)    (10,737)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                      (1,356)        (6,986)    (238,254)   274         159         3,152
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (2,713)       (62,707)   28,734      (79,167)    (95,153)    (48,227)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                           (4,069)       (69,693)   (209,520)   (78,893)    (94,994)    (45,075)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(4,035)      (72,025)   (206,499)   (80,814)    (96,652)    (46,077)
                                                      ------------ ---------- ----------- ----------- ----------- -----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                              AZL         AZL
                                                       AZL PIMCO              Schroder    Schroder    AZL
                                                      Fundamental  AZL S&P    Emerging    Emerging    Schroder
                                                       IndexPLUS   500        Markets     Markets  International  AZL Small
                                                         Total     Index      Equity      Equity      Small Cap   Cap Stock
                                                      Return Fund   Fund     Fund CL 1   Fund CL 2      Fund     Index Fund
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
     Dividends Reinvested in Fund Shares               $   -             3        1           198         241          589
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         181          1,497      51          2,523       242           886
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (181)        (1,494)    (50)        (2,325)       (1)         (297)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                        -            3      59          30,054      -             25
    Realized Gains (Losses) on Sales of
Investments, Net                                       (1,307)      (17,246)     36         (21,792)    (2,966)     (14,386)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                       (1,307)      (17,243)     95           8,262     (2,966)     (14,361)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (3,249)      (59,104)   4,592       (76,510)     (5,506)     (46,896)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (4,556)      (76,347)   4,687       (68,248)     (8,472)     (61,257)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(4,737)      (77,841)   4,637       (70,573)     (8,473)     (61,554)
                                                      ------------ ---------- ----------- ----------- ----------- -----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                                                      AZL
                                                                                                      Turner
                                                          AZL      AZL        AZL         AZL        Quantitative AZL Van
                                                      TargetPLUS   TargetPLUS TargetPLUS  TargetPLUS  Small Cap   Kampen
                                                       Balanced    Equity     Growth      Moderate    Growth      Comstock
                                                         Fund       Fund        Fund        Fund        Fund        Fund
                                                       ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:

    Dividends Reinvested in Fund Shares               $    -            13         -           -           -         8,106
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         494          1,468      1,174       717         531         7,871
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                         (494)        (1,455)    (1,174)     (717)       (531)          235
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                      -            -          -           -        5,421        45,493
    Realized Gains (Losses) on Sales of
Investments, Net                                       (2,395)      (11,782)   (6,072)     (3,490)     (4,620)      (48,562)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                       (2,395)      (11,782)   (6,072)     (3,490)        801        (3,069)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (4,898)      (36,233)   (25,000)    (11,331)    (15,073)    (173,263)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (7,293)      (48,015)   (31,072)    (14,821)    (14,272)    (176,332)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(7,787)      (49,470)   (32,246)    (15,538)    (14,803)    (176,097)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                              AZL Van     AZL Van
                                                                   AZL Van    Kampen      Kampen      AZL Van
                                                        AZL Van    Kampen     Global      Growth      Kampen      BlackRock
                                                        Kampen     Global     Real        and         Mid Cap     Global
                                                      Equity and   Franchise  Estate      Income      Growth      Allocations
                                                      Income Fund   Fund       Fund        Fund        Fund       V.I. Fund
                                                                                                                     (A)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Investment Income:
    Dividends Reinvested in Fund Shares                 $5,000        6,177      1,245       5,052       982         3,296
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         3,637        6,101      1,337       4,637       6,569       1,202
                                                      ------------ ---------- ----------- ----------- ----------- -----------

 Investment Income (Loss),  Net                          1,363           76       (92)         415      (5,587)      2,094
                                                      ------------ ---------- ----------- ----------- ----------- -----------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    6,096        20,462      4,258      14,614      42,837        619
    Realized Gains (Losses) on Sales of
Investments, Net                                       (10,756)       (9,070)   (15,011)    (15,495)    (31,978)     (3,911)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Realized Gains (Losses) on
Investments, Net                                        (4,660)       11,392    (10,753)       (881)     10,859      (3,292)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (51,339)     (123,200)   (29,504)    (95,787)    (208,600)    (7,195)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (55,999)     (111,808)   (40,257)    (96,668)    (197,741)   (10,487)
                                                      ------------ ---------- ----------- ----------- ----------- -----------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(54,636)     (111,732)   (40,349)    (96,253)    (203,328)    (8,393)
                                                      ------------ ---------- ----------- ----------- ----------- -----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                          Dreyfus                   Franklin
                                                                   Davis VA               IP Small                   Global
                                                       Davis VA    Real       Davis VA    Cap Stock   Dreyfus     Communications
                                                       Financial   Estate     Value       Index       Stock        Securities
                                                       Portfolio   Portfolio  Portfolio   Portfolio   Index Fund      Fund
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
   Dividends Reinvested in Fund Shares                $-             20           997       1,482       2,160        287
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        1,447        21         2,230       2,537       3,593       3,131
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        (1,447)       (1)       (1,233)     (1,055)     (1,433)      (2,844)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    2,801        13        1,811       25,641         -           -
    Realized Gains (Losses) on Sales of
Investments, Net                                        (9,055)      (58)       5,028        1,921     22,557      (12,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        (6,254)      (45)       6,839       27,562      22,557     (12,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (37,060)     (613)     (63,566)     (30,559)    (65,587)    (96,227)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (43,314)     (658)     (56,727)      (2,997)    (43,030)    (108,454)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(44,761)     (659)     (57,960)      (4,052)    (44,463)    (111,298)
                                                      ------------ ---------- ----------- ----------- ----------- -------------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                       Franklin    Franklin               Franklin
                                                      Growth and   High       Franklin    Large Cap   Franklin
                                                        Income     Income     Income      Growth      Money         Franklin
                                                      Securities   Securities Securities  Securities  Market      Real Estate
                                                         Fund        Fund        Fund        Fund        Fund         Fund
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $11,434        15,988     54,615      3,004       400          2,504
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                         5,343        2,761     16,703      3,835       356          3,933
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                          6,091       13,227     37,912       (831)       44          (1,429)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    29,418       -         22,562      14,277      -            60,572
    Realized Gains (Losses) on Sales of
Investments, Net                                        (31,311)    (14,788)   (64,064)     (8,031)     -           (50,127)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                         (1,893)    (14,788)   (41,502)      6,246       -           10,445
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (143,342)    (37,897)   (332,045)   (94,568)    (44)        (117,235)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (145,235)    (52,685)   (373,547)   (88,322)    (44)        (106,790)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(139,144)    (39,458)   (335,635)   (89,153)    -           (108,219)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                          Franklin
                                                                   Franklin   Franklin    Templeton
                                                       Franklin    Small      Small-Mid   VIP
                                                        Rising     Cap        Cap         Founding    Franklin
                                                       Dividends   Value      Growth      Funds       U.S.          Franklin
                                                      Securities   Securities Securities  Allocation  Government  Zero Coupon
                                                         Fund        Fund        Fund        Fund        Fund      Fund 2010
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares                $8,100        1,359      -            3,074       20,457      4,554
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        7,292        2,156        3,083      1,777       7,491       1,863
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                           808         (797)      (3,083)     1,297       12,966      2,691
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    3,310        9,093      22,356       3,049       -            -
    Realized Gains (Losses) on Sales of
Investments, Net                                          (972)      (1,168)     (6,210)     (8,054)     (280)        920
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                          2,338        7,925      16,146     (5,005)     (280)        920
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (135,242)    (48,425)    (105,047)   (39,333)    11,376      1,714
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (132,904)    (40,500)     (88,901)    (44,338)    11,096      2,634
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(132,096)    (41,297)     (91,984)    (43,041)    24,062      5,325
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                    J.P.
                                                                    Morgan
                                                         J.P.       U.S.
                                                        Morgan      Large      Jennison    Mutual      Mutual
                                                      International Cap Core   20/20       Discovery   Shares       OpCap Mid
                                                      Opportunitie Equity     Focus       Securities  Securities      Cap
                                                       Portfolio   Portfolio  Portfolio      Fund        Fund      Portfolio
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $   7            6          -           15,485      25,125      139
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                          6            8          1,380       12,605      14,833      674
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                           1           (2)        (1,380)     2,880       10,292      (535)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                    63           -           5,952      28,497      35,086      3,366
    Realized Gains (Losses) on Sales of
Investments, Net                                         (7)          (7)        2,268       11,210      (48,856)    (6,584)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                          56          (7)        8,220       39,707      (13,770)    (3,218)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                     (233)       (182)      (19,261)    (280,116)   (373,104)   (15,726)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                             (177)       (189)      (11,041)    (240,409)   (386,874)   (18,944)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
                                                       $ (176)      (191)      (12,421)    (237,529)   (376,582)   (19,479)
Operations
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      PIMCO VIT    PIMCO VIT
                                                      Oppenheimer  Oppenheimer Oppenheimer             Commodity     Emerging
                                                        Global     High          Main      PIMCO VIT   RealReturn    Markets
                                                      Securities   Income      Street      All Asset   Strategy        Bond
                                                        Fund/VA     Fund/VA    Fund/VA    Portfolio   Portfolio    Portfolio
                                                       ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $ 2,376        1,540      1,612        8,957       7,677     2,835
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:
    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        2,712          410      1,909        3,024       3,388       854
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                          (336)        1,130      (297)       5,933       4,289      1,981
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   10,442          -        7,005         373       1,292      1,743
    Realized Gains (Losses) on Sales of
Investments, Net                                         3,964       (5,542)     1,348     (13,290)    (16,016)    (3,560)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        14,406       (5,542)     8,353     (12,917)    (14,724)    (1,817)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (85,443)     (13,076)   (54,983)    (25,021)    (78,367)    (8,017)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (71,037)     (18,618)   (46,630)    (37,938)    (93,091)    (9,834)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(71,373)     (17,488)   (46,927)    (32,005)    (88,802)    (7,853)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                                          PIMCO VIT
                                                                                          StocksPLUS
                                                       PIMCO VIT   PIMCO      PIMCO VIT   Growth      PIMCO VIT     Seligman
                                                        Global     VIT High   Real        and         Total          Global
                                                         Bond      Yield      Return      Income      Return       Technology
                                                       Portfolio   Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $3,090        10,435     9,866        913         22,652        -
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                      1,811         2,610      5,413        234         9,622          33
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                       1,279         7,825      4,453        679         13,030        (33)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:

    Realized Capital Gain Distributions on Mutual
Funds                                                 -                290       326         -          9,329          -
    Realized Gains (Losses) on Sales of
Investments, Net                                      (2,413)      (12,304)   (9,043)       (46)        1,729         (23)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                      (2,413)      (12,014)   (8,717)       (46)        11,058        (23)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                   (5,507)      (30,843)   (23,895)    (7,400)      (11,347)       (869)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in

                 Appreciation (Depreciation) on
Investments                                           (7,920)       (42,857)   (32,612)    (7,446)        (289)       (892)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(6,641)      (35,032)   (28,159)    (6,767)       12,741       (925)
                                                      ------------ ---------- ----------- ----------- ----------- -------------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)


                                                                   SP
                                                                   Strategic                          Templeton
                                                       Seligman    Partners   SP          Templeton   Developing   Templeton
                                                       Small-Cap   Focused    International Asset       Markets      Foreign
                                                         Value     Growth     Growth      Strategy    Securities   Securities
                                                       Portfolio   Portfolio  Portfolio      Fund        Fund         Fund
                                                       ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:
    Dividends Reinvested in Fund Shares               $     -            -         311      1,333       6,313       8,177
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                        1,684         378         430         174       3,919       5,290
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        (1,684)       (378)       (119)       1,159       2,394       2,887
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:
    Realized Capital Gain Distributions on Mutual
Funds                                                   28,134       1,553       4,875      1,622       45,910      31,224
    Realized Gains (Losses) on Sales of
Investments, Net                                        (5,049)       (443)     (6,212)     (978)      (83,034)        801
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        23,085       1,110      (1,337)       644      (37,124)     32,025
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                    (66,014)     (9,406)    (11,813)    (5,440)     (132,011)   (195,626)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                            (42,929)     (8,296)    (13,150)    (4,796)     (169,135)   (163,601)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $(44,613)     (8,674)    (13,269)    (3,637)     (166,741)   (160,714)
                                                      ------------ ---------- ----------- ----------- ----------- -------------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Operations (continued)
 For the year ended December 31, 2008
    (In thousands)

                                                                                                      Van
                                                                              Van                     Kampen
                                                       Templeton              Kampen      Van         LIT
                                                        Global     Templeton  LIT         Kampen      Growth
                                                        Income     Growth     Capital     LIT         and
                                                      Securities   Securities Growth      Enterprise  Income       Total All
                                                         Fund        Fund     Portfolio   Portfolio   Portfolio      Funds
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Investment Income:

    Dividends Reinvested in Fund Shares               $4,754         11,555        5         1           17          380,986
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Expenses:

    Mortality and Expense Risk and Administrative
Charges (Note 2)                                       2,221         10,500        46        2           13          300,333
                                                      ------------ ---------- ----------- ----------- ----------- -------------

 Investment Income (Loss),  Net                        2,533          1,055       (41)      (1)           4           80,653
                                                      ------------ ---------- ----------- ----------- ----------- -------------
 Realized Gains (Losses) and Unrealized
    Appreciation (Depreciation) on Investments:

    Realized Capital Gain Distributions on Mutual
Funds                                                    -            43,430      -          -           29          911,406
    Realized Gains (Losses) on Sales of
Investments, Net                                        575          (57,640)     (15)      (12)          -        (1,359,730)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Realized Gains (Losses) on
Investments, Net                                        575          (14,210)     (15)      (12)         29          (448,324)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
    Net Change in Unrealized Appreciation

      (Depreciation) on Investments                      89         (312,302)  (1,595)      (57)       (353)       (5,911,447)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
               Total Realized Gains (Losses) &
Changes in
                 Appreciation (Depreciation) on
Investments                                              664        (326,512)  (1,610)       (69)       (324)       (6,359,771)
                                                      ------------ ---------- ----------- ----------- ----------- -------------
      Net Increase (Decrease) in Net Assets From
Operations                                            $3,197        (325,457)  (1,651)       (70)       (320)       (6,279,118)
                                                      ------------ ---------- ----------- ----------- ----------- -------------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                                           AIM V.I.
                                                         AIM V.I. Capital     AIM V.I. Core Equity   International Growth
                                                        Appreciation Fund             Fund                   Fund
                                                      ----------- ----------- ---------- ----------- ----------- ----------
                                                         2008        2007       2008        2007        2008       2007
                                                      ----------- ----------- ---------- ----------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:


 Investment Income (Loss),  Net                       $    (113)       (175)         12         (77)        (22)        (67)

      Realized Gains (Losses) on Investments, Net          (133)         261         35         232         151        436
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (3,548)         943    (1,477)         187     (1,076)       (62)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
      Net Increase (Decrease) in Net Assets
          From Operations                                (3,794)       1,029    (1,430)         342       (947)        307
                                                      ----------- ----------- ---------- ----------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        -          13          -           -           -          7

      Transfers Between Funds (Note 2)                     (280)     (1,137)      (220)       (212)       (112)      (250)

      Surrenders and Terminations                          (717)     (2,299)      (662)     (1,571)       (212)      (600)

      Rescissions                                              -           -          -           -           -          -

      Bonus (Recapture)                                        -           -          -           -           -          -

      Contract Maintenance Charge (Note 2)                   (5)        (14)        (3)         (4)         (1)        (8)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (1,002)     (3,437)      (885)     (1,787)       (325)      (851)
                                                      ----------- ----------- ---------- ----------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (4,796)     (2,408)    (2,315)     (1,445)     (1,272)      (544)

 Net Assets at Beginning of Period                        9,390       11,798      5,199      6,644       2,493       3,037
                                                      ----------- ----------- ---------- ----------- ----------- ----------

 Net Assets at End of Period                           $  4,594       9,390       2,884      5,199       1,221       2,493
                                                      ----------- ----------- ---------- ----------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Alger American         Alger American         Alger American
                                                      Capital Appreciation      LargeCap Growth         MidCap Growth
                                                            Portfolio              Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ (41)       (56)       (59)       (77)        (90)        (158)


      Realized Gains (Losses) on Investments, Net      (105)       (53)       (340)      (472)      1,610       1,584
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (1,478)     1,136      (2,270)     1,660      (6,220)       906
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (1,624)      1,027     (2,669)     1,111      (4,700)      2,332
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   -           1          -           -          -           -

      Transfers Between Funds (Note 2)                 (108)       (115)      (237)       (434)      (521)       (1,021)

      Surrenders and Terminations                      (397)       (552)      (646)      (1,427)     (790)       (1,780)

      Rescissions                                         -           -          -           -          -           -

      Bonus (Recapture)                                   -           -          -           -          -           -

      Contract Maintenance Charge (Note 2)               (2)         (3)        (3)         (3)        (3)         (5)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                   (507)       (669)      (886)       1,864)    (1,314)     (2,806)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (2,131)         358     (3,555)     (753)      (6,014)     (474)

 Net Assets at Beginning of Period                     3,881        3,523      6,352       7,105      8,955       9,429
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $1,750         3,881     2,797       6,352      2,941       8,955
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Alger American                                    AZL AIM
                                                         SmallCap Growth      AZL AIM Basic Value   International Equity
                                                            Portfolio                Fund                   Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(13)        (18)       -           (1,520)    (3,449)     (3,873)

       Realized Gains (Losses) on Investments, Net     168          40        -            43,775     5,880      32,023
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (630)         126       -           (36,617)   (119,437)   (1,918)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets
           From Operations                             (475)        148       -             5,638    (117,006)   26,232
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               -              -         -            7,524      41,399     53,138

      Transfers Between Funds (Note 2)                 (60)         (8)        -         (182,712)   (74,617)     21,678

      Surrenders and Terminations                      (62)         (81)       -          (10,725)   (15,302)    (18,915)

      Rescissions                                     -               -        -              (90)    (2,009)     (1,665)

      Bonus (Recapture)                               -               -        -              104        633         996

      Contract Maintenance Charge (Note 2)            -              (1)       -              (28)       (53)        (64)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                 (122)          (90)      -          (185,927)  (49,949)    55,168
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (597)           58       -          (180,289)  (166,955)    81,400

 Net Assets at Beginning of Period                    1,076         1,018      -           180,289    300,838     219,438
                                                      ----------- ---------- ----------- ---------- ----------- ----------


 Net Assets at End of Period                          $ 479         1,076      -                -     133,883     300,838
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                          AZL BlackRock
                                                      Capital Appreciation   AZL Columbia Mid Cap    AZL Columbia Small
                                                              Fund                Value Fund           Cap Value Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,048)    (1,020)       (517)       (741)      (679)     (1,225)

      Realized Gains (Losses) on Investments, Net      (4,399)     1,612      (4,546)        334      (5,725)     5,843
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (19,459)     3,416      (18,633)    (1,154)    (13,302)    (11,696)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (24,906)     4,008      (23,696)    (1,561)    (19,706)    (7,078)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                17,754      11,602      14,409      14,515      8,443       11,921

      Transfers Between Funds (Note 2)                 (7,081)      (577)      (3,818)     10,317     (7,495)     (14,785)

      Surrenders and Terminations                      (2,984)     (3,002)     (1,489)     (2,206)    (3,357)     (3,892)

      Rescissions                                        (370)       (170)       (308)       (322)      (180)       (419)

      Bonus (Recapture)                                   175         154         153         211        88          185


      Contract Maintenance Charge (Note 2)                (13)        (11)        (7)         (4)        (13)        (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                    7,481       7,996      8,940       22,511     (2,514)     (7,002)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (17,425)     12,004     (14,756)     20,950    (22,220)    (14,080)

 Net Assets at Beginning of Period                      60,239      48,235      39,787      18,837     57,106      71,186
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 42,814      60,239      25,031      39,787     34,886      57,106
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                          AZL Columbia       AZL Davis NY Venture   AZL Dreyfus Founders
                                                         Technology Fund             Fund            Equity Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,372)    (1,327)      (3,196)     (5,884)   (3,421)     (3,192)

      Realized Gains (Losses) on Investments, Net     (5,708)       3,458      (6,163)     18,048    (4,266)       9,510
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (40,210)      7,414    (126,101)     (4,716)   (97,602)      1,200
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (47,290)       9,545   (135,460)      7,448   (105,289)      7,518
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 13,792      11,434     57,015      56,546     19,855      22,751

      Transfers Between Funds (Note 2)                 (24,865)     37,625     34,789     (32,228)   (60,641)    154,630

      Surrenders and Terminations                       (4,875)     (5,256)   (23,057)    (24,990)   (19,106)    (15,713)


      Rescissions                                         (421)       (379)    (2,194)     (1,144)      (562)       (425)

      Bonus (Recapture)                                    251         255        526         654        182          331

      Contract Maintenance Charge (Note 2)                 (18)        (43)       (91)        (64)       (63)         (56)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (16,136)      43,636     66,988      (1,226)    (60,335)    161,518
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (63,426)      53,181     (68,472)      6,222   (165,624)    169,036

 Net Assets at Beginning of Period                     101,713       48,532     395,443     389,221    287,472     118,436
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 38,287      101,713     326,971     395,443    121,848     287,472
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL First Trust
                                                       Target Double Play     AZL Franklin Small     AZL Fusion Balanced
                                                              Fund              Cap Value Fund              Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $  (914)      (810)     (1,905)     (4,907)      1,537     (1,608)

      Realized Gains (Losses) on Investments, Net     (13,708)      (292)    (13,802)     23,082     (12,627)    10,785
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (42,470)      (286)    (70,307)    (39,216)   (102,824)     5,567
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (57,092)    (1,388)    (86,014)    (21,041)   (113,914)   14,744
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               42,319      41,733     31,569       59,874    134,234     83,096

      Transfers Between Funds (Note 2)               (11,624)     48,684     (70,214)    (63,272)   (59,126)    12,499

      Surrenders and Terminations                     (4,466)     (1,470)    (15,138)    (19,363)   (30,297)    (21,368)

      Rescissions                                     (1,023)     (1,099)    (1,043)     (1,274)    (3,555)     (1,556)

      Bonus (Recapture)                                  354         653        405         791      1,253       1,060


      Contract Maintenance Charge (Note 2)               (17)        (4)        (62)         (7)      (73)         (35)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                  25,543     88,497     (54,483)    (23,251)   42,436      73,696
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (31,549)    87,109     (140,497)   (44,292)   (71,478)    88,440

 Net Assets at Beginning of Period                     87,109      -          282,993     327,285    357,955    269,515
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $55,560      87,109     142,496     282,993    286,477    357,955
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                        AZL Fusion Growth     AZL Fusion Moderate    AZL Jennison 20/20
                                                              Fund                   Fund                Focus Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
  Investment Income (Loss),  Net                       $(5,105)    (15,829)   2,073       (7,157)     (3,369)    (3,065)

      Realized Gains (Losses) on Investments, Net     (15,440)      39,924    (20,253)     27,034    (15,867)    13,129
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (412,444)     4,456     (237,537)     8,200    (98,887)     2,077
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (432,989)     28,551    255,717)     28,077    (118,123)   12,141
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                231,627     316,144     162,682     214,906    48,108     40,601

      Transfers Between Funds (Note 2)                (239,071)    (67,113)   (247,181)   (23,219)    47,189      1,438

      Surrenders and Terminations                      (48,850)    (54,147)   (45,875)    (41,839)   (11,600)    (9,547)

      Rescissions                                       (6,634)     (9,133)    (5,042)     (4,493)    (1,623)      (725)

      Bonus (Recapture)                                  3,249       5,237      1,553       2,150        456         391

      Contract Maintenance Charge (Note 2)                (254)       (102)      (175)       (190)       (47)        (56)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (59,933)    190,886    (134,038)    147,315     82,483      32,102
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (492,922)     219,437   (389,755)    175,392    (35,640)    44,243

 Net Assets at Beginning of Period                    1,103,016     883,579    809,286     633,894    198,067     153,824
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 610,094   1,103,016    419,531     809,286    162,427     198,067
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         AZL Legg Mason      AZL Legg Mason Value     AZL LMP Large Cap
                                                           Growth Fund               Fund                Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(2,747)     (2,507)     (2,141)    (3,939)    (1,811)     (3,191)

      Realized Gains (Losses) on Investments, Net     (20,040)      7,216     (15,360)     12,082    (34,159)     6,493
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (76,394)      4,069     (67,522)    (23,925)   (22,671)       916
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (99,181)      8,778     (85,023)    (15,782)   (58,641)     4,218
                                                      ----------- ---------- ----------- ---------- ----------- ----------
    Contract Transactions-All Products (Note 5)

      Purchase Payments                                30,556      34,289      11,858      22,718      5,044       7,668

      Transfers Between Funds (Note 2)                 22,142      60,468     (34,707)    (39,286)   (83,046)    (20,127)

      Surrenders and Terminations                      (9,029)     (8,964)     (7,696)    (14,722)   (10,095)    (11,736)

      Rescissions                                      (1,308)       (735)       (435)       (448)      (123)       (183)

      Bonus (Recapture)                                   441         512         147         314         64         105


      Contract Maintenance Charge (Note 2)                (36)        (9)         (35)        (15)       (30)        (43)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    42,766      85,561     (30,868)   (31,439)   (88,186)    (24,316)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (56,415)     94,339    (115,891)   (47,221)   (146,827)   (20,098)

 Net Assets at Beginning of Period                     188,913      94,574     173,309     220,530    146,827    166,925
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $132,498     188,913      57,418     173,309       -       146,827
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                   AZL NACM          AZL OCC Opportunity
                                                      AZL Money Market Fund   International Fund            Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                       $3,235      14,696         34         (27)       (2,332)     (3,258)

      Realized Gains (Losses) on Investments, Net         -           -      (1,356)        (67)       (6,986)     27,955
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                     (1)         1      (2,713)        (316)     (62,707)    (16,027)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               3,234       14,697   (4,035)        (410)     (72,025)     8,670
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                453,325     342,462    4,925         2,954      13,149      17,033

      Transfers Between Funds (Note 2)                 111,641       9,768     (161)        3,990     (29,872)    (3,468)

      Surrenders and Terminations                     (167,065)   (170,998)    (363)        (282)     (8,166)     (10,977)

      Rescissions                                      (13,417)    (10,485)    (223)         (15)       (461)       (440)

      Bonus (Recapture)                                  5,136       3,561       41           43         164         310


      Contract Maintenance Charge (Note 2)                (141)       (166)      (1)         -           (35)        (35)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   389,479     174,142     4,218        6,690     (25,221)     2,423
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       392,713     188,839       183        6,280     (97,246)     11,093


 Net Assets at Beginning of Period                     576,147     387,308      6,280       -          163,914     152,821
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $968,860     576,147      6,463       6,280      66,668      163,914
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                       AZL OCC Renaissance                             AZL Oppenheimer
                                                              Fund            AZL OCC Value Fund         Global Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $-          (1,691)      3,021     (2,998)    (1,921)     (3,274)

      Realized Gains (Losses) on Investments, Net     -           53,020    (238,254)    23,320        274      18,630
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 -          (28,368)     28,734     64,919)   (79,167)      (8,185)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             -           22,961    (206,499)   (44,597)   (80,814)       7,171
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                               -           14,436      5,968      14,847     20,733       32,905

      Transfers Between Funds (Note 2)                -          353,604)  (206,511)    249,680    (49,384)     (29,776)

      Surrenders and Terminations                     -          (20,947)   (27,785)    (24,887)    (8,784)      (9,894)

      Rescissions                                     -             (443)      (372)       (350)      (860)      (1,142)

      Bonus (Recapture)                               -              141         53          192        261         463


      Contract Maintenance Charge (Note 2)            -              (58)       (91)        (62)        (45)        (27)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                  -          (360,475)  (228,738)    239,420     (38,079)    (7,471)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      -          (337,514)  (435,237)    194,823    (118,893)      (300)

 Net Assets at Beginning of Period                    -           337,514    435,237     240,414     211,936     212,236
                                                      ----------- ---------- ----------- ---------- ----------- ----------


 Net Assets at End of Period                          $-          -          -           435,237      93,043      211,936
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                          AZL PIMCO
                                                         AZL Oppenheimer                                 Fundamental
                                                      International Growth   AZL Oppenheimer Main      IndexPLUS Total
                                                              Fund                Street Fund            Return Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,658)    (2,935)     (1,002)   (1,946)       (181)       416

      Realized Gains (Losses) on Investments, Net         159     18,309       3,152     11,425      (1,307)       36
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (95,153)       598     (48,227)    (7,781)     (3,249)     (263)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (96,652)    15,972     (46,077)    1,698      (4,737)       189
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                  37,702     49,687    13,176      20,461      4,523       2,591

      Transfers Between Funds (Note 2)                  (68,680)    30,635   (35,289)     (4,677)     2,990         260

      Surrenders and Terminations                       (11,255)   (13,094)   (6,241)     (6,709)      (410)       (428)

      Rescissions                                        (1,346)    (1,542)     (419)       (687)      (189)       (177)

      Bonus (Recapture)                                     641        834        212         360        53          54


      Contract Maintenance Charge (Note 2)                  (43)       (25)       (28)        (24)       (2)         (1)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (42,981)    66,495     (28,589)      8,724      6,965       2,299
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (139,633)     82,467    (74,666)     10,422     2,228       2,488

 Net Assets at Beginning of Period                      240,548     158,081    134,696     124,274     7,075       4,587
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 100,915     240,548     60,030      134,696    9,303       7,075
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                 AZL Schroder           AZL Schroder
                                                        AZL S&P 500 Index      Emerging Markets       Emerging Markets
                                                              Fund             Equity Fund CL 1       Equity Fund CL 2
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $(1,494)       75        (50)         (3)      (2,325)      (1,780)

      Realized Gains (Losses) on Investments, Net     (17,243)      (24)        95           35       8,262        5,892
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (59,104)     (641)      4,592          (8)     (76,510)     12,515
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (77,841)     (590)      4,637           24     (70,573)     16,627
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                37,536     13,299        508           82      35,163       39,102

      Transfers Between Funds (Note 2)                201,960     14,960     27,195          145      20,630       73,579

      Surrenders and Terminations                      (5,471)      (410)      (569)          97      (6,927)      (5,130)

      Rescissions                                        (586)       (82)       -            (3)      (1,281)      (1,331)

      Bonus (Recapture)                                   521         154        -            1          513          655

      Contract Maintenance Charge (Note 2)                (28)        (1)        (2)        (11)         (31)        (317)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   233,932     27,920     27,132        311        48,067      106,558
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       156,091     27,330     31,769        335        (22,506)    123,185

 Net Assets at Beginning of Period                      27,330      -            335         -          169,313     46,128
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $183,421     27,330     32,104        335        146,807     169,313
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                          AZL Schroder
                                                       International Small    AZL Small Cap Stock      AZL TargetPLUS
                                                            Cap Fund              Index Fund            Balanced Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008     2007 (B)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $   (1)      (71)       (297)       154        (494)       120

      Realized Gains (Losses) on Investments, Net     (2,966)     (168)      (14,361)      9        (2,395)       (7)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (5,506)     (430)      (46,896)    (996)      (4,898)      (125)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (8,473)     (669)      (61,554)    (833)      (7,787)       (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                10,108      6,778       14,384     7,623     45,425      6,767

      Transfers Between Funds (Note 2)                   495       4,479      154,950     4,904      1,665      4,085

      Surrenders and Terminations                       (353)       (87)      (2,939)       (75)    (1,008)         6


      Rescissions                                       (260)      (141)        (398)      (138)    (1,758)       (84)

      Bonus (Recapture)                                   133        114          140       104        490         48

      Contract Maintenance Charge (Note 2)                (2)         -          (18)        -          (3)         -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   10,121      11,143     166,119     12,418     44,811      10,822
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        1,648      10,474     104,565     11,585     37,024      10,810

 Net Assets at Beginning of Period                     10,474      -           11,585      -         10,810         -
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $12,122      10,474     116,150     11,585     47,834      10,810
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                         AZL TargetPLUS         AZL TargetPLUS         AZL TargetPLUS
                                                           Equity Fund            Growth Fund           Moderate Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008     2007 (B)      2008     2007 (B)      2008     2007 (B)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                       $(1,455)     (147)      (1,174)      155        (717)        169

      Realized Gains (Losses) on Investments, Net     (11,782)      (17)      (6,072)     (211)      (3,490)      (177)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (36,233)    (1,910)    (25,000)     (843)     (11,331)      (550)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (49,470)    (2,074)    (32,246)     (899)     (15,538)      (558)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
    Contract Transactions-All Products (Note 5)

      Purchase Payments                                38,788     38,767      64,227      34,373     51,407      14,086

      Transfers Between Funds (Note 2)                (13,861)    50,148      (3,446)      5,094     (2,340)     9,707

      Surrenders and Terminations                     (3,457)    (2,161)      (1,612)      (350)     (2,638)      (422)

      Rescissions                                     (1,168)      (798)      (1,760)      (978)     (2,118)      (575)

      Bonus (Recapture)                                  473         587        904         560         874        163


      Contract Maintenance Charge (Note 2)               (17)        (4)        (10)         (6)        (4)         (1)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    20,758     86,539      58,303      38,693     45,181      22,958
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (28,712)    84,465      26,057      37,794     29,643      22,400

 Net Assets at Beginning of Period                      84,465          -      37,794         -       22,400           -
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 55,753      84,465     63,851      37,794     52,043      22,400
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                           AZL Turner           AZL Van Kampen
                                                       Quantitative Small      Aggressive Growth       AZL Van Kampen
                                                         Cap Growth Fund             Fund               Comstock Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ (531)         (761)     -         (1,543)       235      (2,652)
      Realized Gains (Losses) on Investments, Net        801         2,520      -         26,584     (3,069)     36,121
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (15,073)       (647)      -        (10,590)   (173,263)   (63,244)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (14,803)       1,112      -          14,451   (176,097)   (29,775)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 5,988        6,825      -          7,992      22,188     45,591

      Transfers Between Funds (Note 2)                 (5,215)      (8,321)     -       (115,230)  (134,542)     66,912

      Surrenders and Terminations                      (1,328)      (1,737)     -         (5,481)   (39,002)    (45,751)

      Rescissions                                       (140)         (211)     -           (184)      (677)      (1,108)

      Bonus (Recapture)                                   69            85      -            143        198         528


      Contract Maintenance Charge (Note 2)                (6)          (11)     -            (17)      (132)        (74)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     (632)      (3,370)     -        (112,777)  (151,967)     66,098
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                      (15,435)      (2,258)     -         (98,326)   (328,064)    36,323

 Net Assets at Beginning of Period                     33,333       35,591      -          98,326     564,367    528,044
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $17,898       33,333      -            -        236,303    564,367
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL Van Kampen                                AZL Van Kampen
                                                        Equity and Income       AZL Van Kampen       Global Real Estate
                                                              Fund           Global Franchise Fund          Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $ 1,363       (775)         76       (8,250)       (92)     (1,352)

      Realized Gains (Losses) on Investments, Net      (4,660)     13,066      11,392      33,896    (10,753)      1,756
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (51,339)    (10,511)   (123,200)      2,872    (29,504)    (14,183)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (54,636)       1,780   (111,732)     28,518    (40,349)    (13,779)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                 39,995      54,967     44,269      75,664     18,476      43,645

      Transfers Between Funds (Note 2)                 (79,130)    (23,017)  (113,849)    (59,289)   (13,786)     (3,123)

      Surrenders and Terminations                      (14,190)    (13,981)   (21,493)    (23,354)    (3,435)     (4,329)

      Rescissions                                       (1,304)     (1,237)    (1,440)     (2,157)      (790)     (1,166)

      Bonus (Recapture)                                    347         610        396         773        219         601

      Contract Maintenance Charge (Note 2)                 (45)        (46)       (80)        (73)       (17)        (12)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (54,327)    17,296     (92,197)    (8,436)       667      35,616
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (108,963)     19,076   (203,929)     20,082   (39,682)     21,837

 Net Assets at Beginning of Period                      242,363     223,287    406,292     386,210    84,856      63,019
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Net Assets at End of Period                           $133,400     242,363    202,363     406,292    45,174      84,856
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         AZL Van Kampen
                                                        Growth and Income     AZL Van Kampen Mid       AZL Van Kampen
                                                              Fund              Cap Growth Fund     Strategic Growth Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $  415       (2,498)     (5,587)    (6,202)    -           (2,335)

      Realized Gains (Losses) on Investments, Net       (881)      34,345      10,859     31,252     -           46,305
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                 (95,787)    (29,641)   (208,600)    24,763     -           (24,325)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                             (96,253)      2,206    (203,328)    49,813     -            19,645
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                22,766      37,293      53,960      53,080    -             9,035

      Transfers Between Funds (Note 2)                (67,353)    (50,392)   (103,414)    142,745    -           (186,137)

      Surrenders and Terminations                     (24,891)    (29,922)    (25,194)    (21,342)   -             (8,939)

      Rescissions                                        (944)       (925)     (2,695)     (1,336)   -               (191)

      Bonus (Recapture)                                    227         451        708         778    -                120


      Contract Maintenance Charge (Note 2)                 (70)       (102)      (89)        (77)    -                (26)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting  From Contract Transactions                   (70,265)    (43,597)   (76,724)    173,848   -           (186,138)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (166,518)   (41,391)   (280,052)    223,661                (166,493)
                                                                                                     -

 Net Assets at Beginning of Period                      323,375     364,766    464,770     241,109   -             166,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $ 156,857     323,375    184,718     464,770   -               -
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                        BlackRock Global      Davis VA Financial    Davis VA Real Estate
                                                      Allocations V.I. Fund        Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                       2008 (A)     2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  2,094          -     (1,447)    (1,185)         (1)         35

      Realized Gains (Losses) on Investments, Net        (3,292)          -     (6,254)     16,227        (45)        704
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (7,195)          -    (37,060)   (23,864)       (613)    (1,093)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets


          From Operations                                (8,393)          -    (44,761)    (8,822)       (659)      (354)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   92,699          -      13,680     12,849           -          -

      Transfers Between Funds (Note 2)                    48,237          -    (11,239)   (26,607)       (147)      (111)

      Surrenders and Terminations                        (1,397)          -     (6,651)   (10,897)       (115)      (413)

      Rescissions                                        (2,222)          -       (378)      (234)           -          -

      Bonus (Recapture)                                      634          -         163        176           -          -

      Contract Maintenance Charge (Note 2)                   (5)          -        (23)        (9)           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    137,946          -     (4,448)   (24,722)       (262)      (524)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         129,553          -    (49,209)   (33,544)       (921)      (878)

 Net Assets at Beginning of Period                             -          -      97,925    131,469       1,605      2,483
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 129,553          -      48,716     97,925         684      1,605
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Davis VA Value      Dreyfus IP Small Cap    Dreyfus Stock Index
                                                            Portfolio        Stock Index Portfolio          Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,233)    (1,547)     (1,055)    (4,083)     (1,433)    (1,622)

      Realized Gains (Losses) on Investments, Net          6,839     21,268      27,562     27,858      22,557     25,175
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (63,566)   (14,321)    (30,559)   (28,325)    (65,587)   (10,806)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (57,960)      5,400     (4,052)    (4,550)    (44,463)     12,747
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      669      1,427       1,773     15,009       2,020     16,875

      Transfers Between Funds (Note 2)                  (27,614)   (16,660)   (209,849)   (53,361)   (265,090)   (66,741)

      Surrenders and Terminations                       (14,262)   (20,392)    (11,313)   (16,840)    (21,748)   (31,112)


      Rescissions                                           (13)       (24)        (55)      (598)       (165)      (461)

      Bonus (Recapture)                                        8         12          12        154           9        132

      Contract Maintenance Charge (Note 2)                  (38)       (48)        (36)       (10)        (56)      (163)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (41,250)   (35,685)   (219,468)   (55,646)   (285,030)   (81,470)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (99,210)   (30,285)   (223,520)   (60,196)   (329,493)   (68,723)

 Net Assets at Beginning of Period                       166,627    196,912     223,520    283,716     329,493    398,216
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $   67,417    166,627           -    223,520           -    329,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                         Franklin Global      Franklin Growth and
                                                         Communications        Income Securities    Franklin High Income
                                                         Securities Fund             Fund              Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $ (2,844)    (4,109)       6,091      3,996      13,227     10,919

      Realized Gains (Losses) on Investments, Net       (12,227)      4,036     (1,893)     37,418    (14,788)    (1,728)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (96,227)     45,281   (143,342)   (63,994)    (37,897)    (7,638)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (111,298)     45,208   (139,144)   (22,580)    (39,458)      1,553
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   15,708     22,770       4,983     17,642      16,349     28,435

      Transfers Between Funds (Note 2)                  (53,937)     25,643    (49,397)   (40,808)    (45,460)   (29,980)

      Surrenders and Terminations                       (18,154)   (27,173)    (44,664)   (69,802)    (17,652)   (23,361)


      Rescissions                                          (539)      (904)       (236)      (406)       (676)      (430)

      Bonus (Recapture)                                      286        524          29        203         192        351

      Contract Maintenance Charge (Note 2)                 (100)      (176)       (152)      (252)        (55)      (101)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (56,736)     20,684    (89,437)   (93,423)    (47,302)   (25,086)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (168,034)     65,892   (228,581)  (116,003)    (86,760)   (23,533)

 Net Assets at Beginning of Period                       275,000    209,108     439,537    555,540     194,157    217,690
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 106,966    275,000     210,956    439,537     107,397    194,157
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)
                                                                              Franklin Large Cap
                                                         Franklin Income       Growth Securities       Franklin Money
                                                         Securities Fund             Fund                Market Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $ 37,912     22,662       (831)    (3,215)          44        873

      Realized Gains (Losses) on Investments, Net       (41,502)     38,782       6,246     16,886           -          -
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (332,045)   (42,106)    (94,568)      2,235        (44)          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (335,635)     19,338    (89,153)     15,906           -        873
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                  141,658    271,558       3,196     10,944           5          7

      Transfers Between Funds (Note 2)                 (308,052)   (66,393)    (56,958)   (40,730)       (440)      (810)

      Surrenders and Terminations                       (95,961)  (108,671)    (22,506)   (33,550)     (2,527)    (4,658)

      Rescissions                                        (5,198)    (6,391)       (282)      (285)           -          -

      Bonus (Recapture)                                    1,072      2,265          21        104           -          -

      Contract Maintenance Charge (Note 2)                 (311)      (335)        (82)      (168)        (14)       (15)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                  (266,792)     92,033    (76,611)   (63,685)     (2,976)    (5,476)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (602,427)    111,371   (165,764)   (47,779)     (2,976)    (4,603)

 Net Assets at Beginning of Period                     1,236,149  1,124,778     293,997    341,776      26,980     31,583
                                                      ----------- ---------- ----------- ---------- ----------- ----------
  Net Assets at End of Period                             633,722  1,236,149     128,233    293,997      24,004     26,980
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                Franklin Rising
                                                      Franklin Real Estate   Dividends Securities    Franklin Small Cap
                                                              Fund                   Fund           Value Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,429)      2,461         808      4,692       (797)    (2,269)

      Realized Gains (Losses) on Investments, Net         10,445     49,531       2,338     47,818       7,925     27,492
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (117,235)  (155,934)   (135,242)   (77,137)    (48,425)   (30,984)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (108,219)  (103,942)   (132,096)   (24,627)    (41,297)    (5,761)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    2,164      8,125       2,956     14,048         820      2,274

      Transfers Between Funds (Note 2)                  (63,531)   (98,967)   (105,581)   (94,045)    (32,132)   (29,812)

      Surrenders and Terminations                       (22,534)   (46,942)    (49,254)   (68,098)    (12,428)   (19,262)

      Rescissions                                           (85)      (250)       (185)      (294)       (124)       (79)

      Bonus (Recapture)                                       24         66           8         46           8         38

      Contract Maintenance Charge (Note 2)                  (81)       (84)       (151)      (158)        (37)       (36)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (84,043)  (138,052)   (152,207)  (148,501)    (43,893)   (46,877)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (192,262)  (241,994)   (284,303)  (173,128)    (85,190)   (52,638)

 Net Assets at Beginning of Period                       306,481    548,475     549,522    722,650     149,192    201,830
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   114,219    306,481     265,219    549,522      64,002    149,192
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                       Franklin Small-Mid     Franklin Templeton
                                                           Cap Growth         VIP Founding Funds        Franklin U.S.
                                                         Securities Fund        Allocation Fund        Government Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008     2007 (B)      2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                       $   (3,083)    (4,666)       1,297       (90)      12,966     14,340

      Realized Gains (Losses) on Investments, Net         16,146     36,515     (5,005)       (57)       (280)    (3,628)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (105,047)    (6,906)    (39,333)      (528)      11,376     10,372
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (91,984)     24,943    (43,041)      (675)      24,062     21,084
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    1,510      3,139     130,046     18,368      43,958     25,101

      Transfers Between Funds (Note 2)                  (29,439)   (22,709)     (7,937)     24,944     (5,617)   (19,576)

      Surrenders and Terminations                       (19,793)   (32,635)     (3,382)      (274)    (52,182)   (55,910)

      Rescissions                                           (72)       (86)     (4,280)      (571)     (1,898)      (291)

      Bonus (Recapture)                                       30         23       1,308        186         398        231

      Contract Maintenance Charge (Note 2)                  (73)      (126)        (10)        (1)       (136)      (194)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (47,837)   (52,394)     115,745     42,652    (15,477)   (50,639)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (139,821)   (27,451)      72,704     41,977       8,585   (29,555)

 Net Assets at Beginning of Period                       242,499    269,950      41,977          -     429,720    459,275
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   102,678    242,499     114,681     41,977     438,305    429,720
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                  J.P. Morgan
                                                                                 International        J.P. Morgan U.S.
                                                      Franklin Zero Coupon       Opportunities         Large Cap Core
                                                            Fund 2010              Portfolio          Equity Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                          $  2,691     2,817           1        (3)         (2)        (4)


      Realized Gains (Losses) on Investments, Net            920      (423)          56         24         (7)         17
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                      1,714      3,409       (233)         16       (182)       (11)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets


          From Operations                                  5,325      5,803       (176)         37       (191)          2
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   13,898      5,206           -          -           -          -

      Transfers Between Funds (Note 2)                    19,166      (105)       (100)       (23)           -       (40)

      Surrenders and Terminations                       (12,462)    (8,481)        (36)       (46)        (83)       (71)

      Rescissions                                          (773)      (187)           -          -           -          -

      Bonus (Recapture)                                      128         72           -          -           -          -

      Contract Maintenance Charge (Note 2)                  (26)       (17)           -          -           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     19,931    (3,512)       (136)       (69)        (83)      (111)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                          25,256      2,291       (312)       (32)       (274)      (109)

 Net Assets at Beginning of Period                        90,911     88,620         491        523         596        705
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  116,167     90,911         179        491         322        596
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                      Jennison 20/20 Focus     Mutual Discovery         Mutual Shares
                                                            Portfolio           Securities Fund        Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $  (1,380)    (2,176)       2,880    (2,771)      10,292    (3,157)

      Realized Gains (Losses) on Investments, Net          8,220     22,051      39,707     70,456    (13,770)     97,207
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (19,261)   (10,668)   (280,116)      8,728   (373,104)   (80,557)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (12,421)      9,207   (237,529)     76,413   (376,582)     13,493
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      664      1,651      91,756    125,184     106,763    257,489

      Transfers Between Funds (Note 2)                  (92,904)   (17,803)   (219,054)   (25,247)   (304,737)  (108,156)

      Surrenders and Terminations                        (6,388)    (8,649)    (61,506)   (69,851)    (83,642)  (104,919)

      Rescissions                                           (24)       (52)     (4,322)    (2,487)     (5,052)    (6,829)

      Bonus (Recapture)                                        1         30         912      1,538         893      2,467

      Contract Maintenance Charge (Note 2)                  (18)       (30)       (191)      (256)       (253)      (272)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (98,669)   (24,853)   (192,405)     28,881   (286,028)     39,780
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (111,090)   (15,646)   (429,934)    105,294   (662,610)     53,273

 Net Assets at Beginning of Period                       111,090    126,736     893,746    788,452   1,160,544  1,107,271
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $    -       111,090     463,812    893,746     497,934  1,160,544
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                          OpCap Mid Cap       Oppenheimer Global      Oppenheimer High
                                                            Portfolio         Securities Fund/VA       Income Fund/VA
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                          $ (535)      (419)       (336)    (1,184)       1,130      1,938

      Realized Gains (Losses) on Investments, Net        (3,218)      1,306      14,406     32,378     (5,542)      (180)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (15,726)      (391)    (85,443)   (20,473)    (13,076)    (2,414)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (19,479)        496    (71,373)     10,721    (17,488)      (656)
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   16,520     15,115         901      2,154         105        321

      Transfers Between Funds (Note 2)                     4,316      1,983    (36,176)   (24,242)        (76)    (4,312)

      Surrenders and Terminations                        (1,683)      (845)    (17,209)   (24,652)     (2,687)    (3,888)

      Rescissions                                          (654)      (331)        (62)       (69)           -        (4)

      Bonus (Recapture)                                      189        222          10         20           2          5

      Contract Maintenance Charge (Note 2)                   (8)        (6)        (44)      (135)         (7)        (8)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                     18,680     16,138    (52,580)   (46,924)     (2,663)    (7,886)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                           (799)     16,634   (123,953)   (36,203)    (20,151)    (8,542)

 Net Assets at Beginning of Period                        31,117     14,483     205,533    241,736      29,717     38,259
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $   30,318     31,117      81,580    205,533       9,566     29,717
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                                                     PIMCO VIT Commodity
                                                        Oppenheimer Main      PIMCO VIT All Asset    RealReturn Strategy
                                                         Street Fund/VA            Portfolio              Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                         $   (297)   (1,369)       5,933     10,490       4,289      2,507

      Realized Gains (Losses) on Investments, Net          8,353     10,885    (12,917)        581    (14,724)      (671)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (54,983)    (5,099)    (25,021)        231    (78,367)     14,960
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (46,927)      4,417    (32,005)     11,302    (88,802)     16,796
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      981      1,636      35,539     15,673      54,044     15,508

      Transfers Between Funds (Note 2)                  (22,577)   (13,137)    (55,935)   (37,988)      20,586        445

      Surrenders and Terminations                       (11,898)   (18,083)    (12,978)   (13,842)    (11,806)    (4,530)

      Rescissions                                           (94)       (30)       (814)      (562)     (1,954)      (393)

      Bonus (Recapture)                                        5         15         547        288         767        237

      Contract Maintenance Charge (Note 2)                  (39)       (54)        (39)       (49)        (38)       (18)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (33,622)   (29,653)    (33,680)   (36,480)      61,599     11,249
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (80,549)   (25,236)    (65,685)   (25,178)    (27,203)     28,045

 Net Assets at Beginning of Period                       139,064    164,300     180,302    205,480     112,433     84,388
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  58,515    139,064     114,617    180,302      85,230    112,433
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                       PIMCO VIT Emerging
                                                          Markets Bond         PIMCO VIT Global     PIMCO VIT High Yield
                                                            Portfolio           Bond Portfolio            Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  1,981      1,546       1,279        596       7,825      9,900

      Realized Gains (Losses) on Investments, Net        (1,817)        951     (2,413)        244    (12,014)        347
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (8,017)    (1,092)     (5,507)      2,227    (30,843)    (7,396)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                (7,853)      1,405     (6,641)      3,067    (35,032)      2,851
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   13,894     10,332      28,439     11,309      14,557     15,773

      Transfers Between Funds (Note 2)                  (14,006)      (944)       6,180     14,109    (41,815)   (31,201)

      Surrenders and Terminations                        (3,042)    (2,061)     (7,253)    (2,201)    (13,770)   (15,650)

      Rescissions                                          (340)      (317)     (1,199)      (225)       (557)      (494)

      Bonus (Recapture)                                      187        174         283        205         160        231

      Contract Maintenance Charge (Note 2)                   (9)        (3)        (18)        (5)        (38)       (38)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (3,316)      7,181      26,432     23,192    (41,463)   (31,379)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (11,169)      8,586      19,791     26,259    (76,495)   (28,528)

 Net Assets at Beginning of Period                        44,213     35,627      55,781     29,522     173,285    201,813
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  33,044     44,213      75,572     55,781      96,790    173,285
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                             PIMCO VIT StocksPLUS
                                                         PIMCO VIT Real        Growth and Income       PIMCO VIT Total
                                                        Return Portfolio           Portfolio          Return Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:

 Investment Income (Loss),  Net                         $  4,453     7,084         679      1,143      13,030     14,974

      Realized Gains (Losses) on Investments, Net        (8,717)    (3,537)        (46)      1,242      11,058    (2,161)
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (23,895)     16,616     (7,400)    (1,346)    (11,347)     19,947
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (28,159)     20,163     (6,767)      1,039      12,741     32,760
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                   51,311     18,775         125        181      85,638     51,922

      Transfers Between Funds (Note 2)                  (39,008)   (24,751)     (1,604)    (1,984)    (50,819)   (22,574)

      Surrenders and Terminations                       (21,748)   (17,777)     (2,446)    (2,281)    (59,458)   (48,315)

      Rescissions                                        (1,978)      (447)        (28)        (1)     (2,706)    (1,039)

      Bonus (Recapture)                                      686        206           -          3       1,088        860

      Contract Maintenance Charge (Note 2)                  (69)       (50)         (6)       (12)       (138)      (123)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (10,806)   (24,044)     (3,959)    (4,094)    (26,395)   (19,269)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (38,965)    (3,881)    (10,726)    (3,055)    (13,654)     13,491

 Net Assets at Beginning of Period                       249,436    253,317      18,349     21,404     505,831    492,340
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 210,471    249,436       7,623     18,349     492,177    505,831
                                                      ----------- ---------- ----------- ---------- ----------- ----------




                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)


Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                        SP Strategic
                                                         Seligman Global      Seligman Small-Cap      Partners Focused
                                                      Technology Portfolio      Value Portfolio       Growth Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $   (33)        (47)     (1,684)    (2,882)       (378)      (591)

      Realized Gains (Losses) on Investments, Net           (23)         45      23,085     24,738       1,110      2,749
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                      (869)        344    (66,014)   (17,213)     (9,406)      1,111
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                  (925)        342    (44,613)      4,643     (8,674)      3,269
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        -          -         651      1,170         259        370


      Transfers Between Funds (Note 2)                      (76)      (194)    (18,630)   (20,010)     (6,303)    (4,819)

      Surrenders and Terminations                          (161)      (691)    (10,661)   (18,945)     (1,905)    (2,835)

      Rescissions                                              -          -        (10)       (36)           -        (2)

      Bonus (Recapture)                                        -          -           7         12           4          5

      Contract Maintenance Charge (Note 2)                   (1)        (3)        (34)       (48)         (6)       (11)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                      (238)      (888)    (28,677)   (37,857)     (7,951)    (7,292)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (1,163)      (546)    (73,290)   (33,214)    (16,625)    (4,023)

 Net Assets at Beginning of Period                         2,408      2,954     126,765    159,979      26,746     30,769
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                          $  1,245        2,408      53,475    126,765      10,121     26,746
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)

                                                                                                    Templeton Developing
                                                        SP International        Templeton Asset      Markets Securities
                                                        Growth Portfolio         Strategy Fund              Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                        $   (119)      (349)       1,159      2,576       2,394      1,948

      Realized Gains (Losses) on Investments, Net        (1,337)      5,479         644      3,572    (37,124)     73,177
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                   (11,813)    (1,916)     (5,440)    (4,781)   (132,011)      4,432
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                               (13,269)      3,214     (3,637)      1,367   (166,741)     79,557
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                      212        263           7          3       2,561      7,803

      Transfers Between Funds (Note 2)                   (6,061)      5,978       (360)      (462)   (159,531)   (62,469)

      Surrenders and Terminations                        (1,728)    (1,875)     (1,467)    (2,844)    (18,240)   (33,336)

      Rescissions                                           (76)        (2)           -          -       (414)      (112)

      Bonus (Recapture)                                        1          3           -          -          16         77

      Contract Maintenance Charge (Note 2)                   (5)        (5)         (5)        (5)        (65)      (107)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                    (7,657)      4,362     (1,825)    (3,308)   (175,673)   (88,144)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                        (20,926)      7,576     (5,462)    (1,941)   (342,414)    (8,587)

 Net Assets at Beginning of Period                        29,477     21,901      15,017     16,958     342,414    351,001
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  8,551      29,477       9,555     15,017           -    342,414
                                                      ----------- ---------- ----------- ---------- ----------- ----------


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                               Templeton Global
                                                        Templeton Foreign      Income Securities      Templeton Growth
                                                         Securities Fund             Fund              Securities Fund
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                         $  2,887      2,090       2,533        192       1,055    (2,756)

      Realized Gains (Losses) on Investments, Net         32,025     51,002         575        995    (14,210)     71,050
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                  (195,626)      5,188          89      2,249   (312,302)   (66,815)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                              (160,714)     58,280       3,197      3,436   (325,457)      1,479
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                    2,627     17,459      43,547     16,305      78,480    195,669

      Transfers Between Funds (Note 2)                  (55,926)   (35,142)       5,248     42,634   (210,750)   (89,312)

      Surrenders and Terminations                       (37,006)   (55,227)    (10,417)    (5,874)    (58,374)   (79,585)

      Rescissions                                           (88)      (665)     (1,256)      (352)     (3,117)    (4,416)

      Bonus (Recapture)                                       34        133         389        221         668      1,719

      Contract Maintenance Charge (Note 2)                 (128)      (214)        (30)       (13)       (213)      (291)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                   (90,487)   (73,656)      37,481     52,921   (193,306)     23,784
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                       (251,201)   (15,376)      40,678     56,357   (518,763)     25,263

 Net Assets at Beginning of Period                       443,786    459,162      84,083     27,726     870,214    844,951
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $ 192,585    443,786     124,761     84,083     351,451    870,214
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                         Van Kampen LIT                                Van Kampen LIT
                                                         Capital Growth         Van Kampen LIT        Growth and Income
                                                            Portfolio        Enterprise Portfolio         Portfolio
                                                      ----------- ---------- ----------- ---------- ----------- ----------
                                                         2008       2007        2008       2007        2008       2007
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                           $  (41)      (78)         (1)        (2)           4          -


      Realized Gains (Losses) on Investments, Net           (15)        181        (12)       (14)          29         61
      Net Change in Unrealized Appreciation

        (Depreciation) on Investments                    (1,595)        496        (57)         34       (353)       (47)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
      Net Increase (Decrease) in Net Assets

          From Operations                                (1,651)        599        (70)         18       (320)         14
                                                      ----------- ---------- ----------- ---------- ----------- ----------

    Contract Transactions-All Products (Note 5)

      Purchase Payments                                        4          -          42          -          30          -

      Transfers Between Funds (Note 2)                     (356)      (736)        (10)       (23)        (10)       (18)

      Surrenders and Terminations                          (590)    (1,038)        (12)       (32)        (43)       (64)

      Rescissions                                              -          -           -          -           -          -

      Bonus (Recapture)                                        -          -           -          -           -          -

      Contract Maintenance Charge (Note 2)                   (2)        (2)           -          -           -          -
                                                      ----------- ---------- ----------- ---------- ----------- ----------
        Net Increase (Decrease) in Net Assets
Resulting From Contract Transactions                      (944)    (1,776)          20       (55)        (23)       (82)
                                                      ----------- ---------- ----------- ---------- ----------- ----------
 Increase (Decrease) in Net Assets
                                                         (2,595)    (1,177)        (50)       (37)       (343)       (68)

 Net Assets at Beginning of Period                         4,019      5,196         149        186         975      1,043
                                                      ----------- ---------- ----------- ---------- ----------- ----------

 Net Assets at End of Period                           $  1,424       4,019          99        149         632        975
                                                      ----------- ---------- ----------- ---------- ----------- ----------



                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (continued)
 For the year ended December 31, 2008 and 2007
    (In thousands)


                                                                           Total All Funds
                                                                 ----------------- ------------------
                                                                       2008              2007
                                                                 ----------------- ------------------
 Increase (Decrease) in Net Assets:
    Operations:
 Investment Income (Loss),  Net                                         $  80,653           (11,931)
      Realized Gains (Losses) on Investments, Net                       (448,324)          1,447,938
      Net Change in Unrealized Appreciation
        (Depreciation) on Investments                                 (5,911,447)          (867,050)
                                                                 ----------------- ------------------
      Net Increase (Decrease) in Net Assets
          From Operations                                             (6,279,118)            568,957
                                                                 ----------------- ------------------

    Contract Transactions-All Products (Note 5)
      Purchase Payments                                                 3,047,102          3,258,668
      Transfers Between Funds (Note 2)                                (3,731,722)        (1,282,366)
      Surrenders and Terminations                                     (1,528,500)        (1,816,227)
      Rescissions                                                       (103,362)           (82,542)
      Bonus (Recapture)                                                    33,882             39,790
      Contract Maintenance Charge (Note 2)                                (4,734)            (5,608)
                                                                 ----------------- ------------------
        Net Increase (Decrease) in Net Assets Resulting
           From Contract Transactions                                 (2,287,334)            111,715
                                                                 ----------------- ------------------
 Increase (Decrease) in Net Assets                                    (8,566,452)            680,672
 Net Assets at Beginning of Period                                     19,849,987         19,169,315
                                                                 ----------------- ------------------
 Net Assets at End of Period                                          $11,283,535        $19,849,987
                                                                 ----------------- ------------------


(A) Period from May 1, 2008 (fund commencement) to December 31, 2008

(B) Period from May 1, 2007 (fund commencement) to December 31, 2007


                     See Accompanying Notes to Financial Statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2008

1.      ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business, which Allianz Life may conduct.

The Variable Account's sub-accounts invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Allianz Investment Management, LLC, BlackRock Advisors, Inc., Davis Variable Account Fund, Inc., Dreyfus Service Corporation, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, OpCap Advisors, LLC, Oppenheimer Variable Account Funds, Pacific Investment Management Company, Prudential Investments Fund Management, LLC, Seligman Portfolios, Inc., LLC, Van Kampen Life Investment Trust and
William Blair & Company LLC, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products, which comprise the Variable Account. The investment advisers and Specialist Manager for each portfolio are listed in the following table.


Portfolio                                      Investment Adviser                   Specialist Manager/Adviser
-----------                                   -----------------------               ---------------------------
AIM V.I. Capital Appreciation Fund             Invesco AIM Advisors, Inc.           N/A
AIM V.I. Core Equity Fund                      Invesco AIM Advisors, Inc.           N/A
AIM V.I. International Growth Fund             Invesco AIM Advisors, Inc.           N/A
Alger American Capital Appreciation Portfolio  Fred Alger Management, Inc.          N/A
Alger American LargeCap Growth Portfolio       Fred Alger Management, Inc.          N/A
Alger American MidCap Growth Portfolio         Fred Alger Management, Inc.          N/A
Alger American SmallCap Growth Portfolio       Fred Alger Management, Inc.          N/A
AZL AIM International Equity Fund * t          Allianz Investment Management, LLC   Invesco Aim Capital Management, Inc.
AZL BlackRock Capital Appreciation Fund * t    Allianz Investment Management, LLC   BlackRock Capital Management, Inc.
AZL Columbia Mid Cap Value Fund t              Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Columbia Small Cap Value Fund t            Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Columbia Technology Fund * t               Allianz Investment Management, LLC   Columbia Management Advisors, LLC
AZL Davis NY Venture Fund * t                  Allianz Investment Management, LLC   Davis Selected Advisers, L.P.
AZL Dreyfus Founders Equity Growth Fund * t    Allianz Investment Management, LLC   Founders Asset Management, LLC
AZL First Trust Target Double Play Fund t      Allianz Investment Management, LLC   First Trust Adivsors L.P.
AZL Franklin Small Cap Value Fund * t          Allianz Investment Management, LLC   Franklin Advisory Services LLC
AZL Fusion Balanced Fund t                     Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Fusion Growth Fund t                       Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Fusion Moderate Fund t                     Allianz Investment Management, LLC   Allianz Investment Management, LLC
AZL Jennison 20/20 Focus Fund * t              Allianz Investment Management, LLC   Jennison Associates LLC
AZL Legg Mason Growth Fund * t                 Allianz Investment Management, LLC   Legg Mason Funds Management, Inc.
AZL Legg Mason Value Fund * t                  Allianz Investment Management, LLC   Legg Mason Funds Management, Inc.
AZL Money Market Fund * t                      Allianz Investment Management, LLC   BlackRock Institutional Management Corporation
AZL NACM International Fund t                  Allianz Investment Management, LLC   Nicholas Applegate Capital Management, Inc.
AZL OCC Opportunity Fund * t                   Allianz Investment Management, LLC   Oppenheimer Capital, LLC
AZL Oppenheimer Global Fund * t                Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL Oppenheimer International Growth Fund *    Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL Oppenheimer Main Street Fund * t           Allianz Investment Management, LLC   OppenheimerFunds, Inc.
AZL PIMCO Fundamental IndexPLUS Total Return   Allianz Investment Management, LLC   Pacific Investment Management Company LLC
AZL S&P 500 Index Fund t                       Allianz Investment Management, LLC   The Dreyfus Corporation
AZL Schroder Emerging Markets Equity Fund Cl1  Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Schroder Emerging Markets Equity Fund Cl2  Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Schroder International Small Cap Fund t    Allianz Investment Management, LLC   Schroder Investment Management NA Inc.
AZL Small Cap Stock Index Fund t               Allianz Investment Management, LLC   The Dreyfus Corporation
AZL TargetPLUS Balanced Fund t                 Allianz Investment Management, LLC   First Trust Adivsors L.P./PacificInvstMgmtCoLLC
AZL TargetPLUS Equity Fund t                   Allianz Investment Management, LLC   First Trust Adivsors L.P.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

1.       ORGANIZATION (CONTINUED)


Portfolio                                        Investment Adviser                    Specialist Manager/Adviser
---------                                        ---------------------                  --------------------------
AZL TargetPLUS Growth Fund t                     Allianz Investment Management, LLC    FirstTrustAdivsorsL.P./PacificInvst MgmtCoLLC
AZL TargetPLUS Moderate Fund t                   Allianz Investment Management, LLC    FirstTrustAdivsorsL.P./PacificInvst MgmtCoLLC
AZL Turner Quantitative Small Cap Growth Fund    Allianz Investment Management, LLC    Turner Investment Partners, Inc.
AZL Van Kampen Comstock Fund * t                 Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Equity and Income Fund * t        Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Global Franchise Fund * t         Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Global Real Estate Fund * t       Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Growth and Income Fund * t        Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
AZL Van Kampen Mid Cap Growth Fund * t           Allianz Investment Management, LLC    Van Kampen Asset Management, Inc.
BlackRock Global Allocations V.I. Fund           BlackRock Investment Management,LLC   N/A
Davis VA Financial Portfolio                     Davis Selected Advisers, LP           N/A
Davis VA Real Estate Portfolio                   Davis Selected Advisers, LP           N/A
Davis VA Value Portfolio                         Davis Selected Advisers, LP           N/A
Franklin Global Communications Securities Fund   Franklin Advisers, Inc.               N/A
Franklin Growth and Income Securities Fund *     Franklin Advisers, Inc.               N/A
Franklin High Income Securities Fund *           Franklin Advisers, Inc.               N/A
Franklin Income Securities Fund *                Franklin Advisers, Inc.               N/A
Franklin Large Cap Growth Securities Fund *      Franklin Advisers, Inc.               N/A
Franklin Money Market Fund *                     Franklin Advisers, Inc.               N/A
Franklin Real Estate Fund *                      Franklin Templeton Institutional,     N/A
Franklin Rising Dividends Securities Fund *      Franklin Advisory Services, LLC       N/A
Franklin Small Cap Value Securities Fund *       Franklin Advisory Services, LLC       N/A
Franklin Small-Mid Cap Growth Securities Fund    Franklin Advisers, Inc.               N/A
Franklin Templeton VIP Founding Funds Allocation FranklindTempleton Services, LLC      N/A
Franklin U.S. Government Fund *                  Franklin Advisers, Inc.               N/A
Franklin Zero Coupon Fund 2010                   Franklin Advisers, Inc.               N/A
J.P. Morgan International Opportunities Port     J.P.oMorgan Investment Management     N/A.
J.P. Morgan U.S. Large Cap Core Equity Portfolio J.P. Morgan Investment Management     N/A.
Mutual Discovery Securities Fund *               Franklin Mutual Advisers, LLC         N/A
Mutual Shares Securities Fund *                  Franklin Mutual Advisers, LLC         N/A
OpCap Mid Cap Portfolio t                        Allianz Global Invsetors Fund Mana    N/Aent LLC
Oppenheimer Global Securities Fund/VA            OppenheimerFunds, Inc.                N/A
Oppenheimer High Income Fund/VA                  OppenheimerFunds, Inc.                N/A
Oppenheimer Main Street Fund/VA                  OppenheimerFunds, Inc.                N/A
PIMCO VIT All Asset Portfolio t                  Pacific Investment Management Comp    N/A LLC
PIMCO VIT CommodityRealReturn Strategy Portf     Pacific Investment Management Comp    N/A LLC
PIMCO VIT Emerging Markets Bond Portfolio t      Pacific Investment Management Comp    N/A LLC
PIMCO VIT Global Bond Portfolio t                Pacific Investment Management Comp    N/A LLC
PIMCO VIT High Yield Portfolio t                 Pacific Investment Management Comp    N/A LLC
PIMCO VIT Real Return Portfolio t                Pacific Investment Management Comp    N/A LLC
PIMCO VIT StocksPLUS Growth and Income Portf     Pacific Investment Management Comp    N/A LLC
PIMCO VIT Total Return Portfolio t               Pacific Investment Management Comp    N/A LLC
Seligman Global Technology Portfolio             J & W Seligman & Co. Inc.             N/A
Seligman Small-Cap Value Portfolio               J & W Seligman & Co. Inc.             N/A
SP Strategic Partners Focused Growth Portfolio   Prudential Investments LLC            N/A
SP International Growth Portfolio *              Prudential Investments LLC            N/A
Templeton Asset Strategy Fund *                  Templeton Investment Counsel, LLC     N/A


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

1.       ORGANIZATION (CONTINUED)


Portfolio                                   Investment Adviser                Specialist Manager/Adviser
-----------                                 -----------------------------     --------------------------
Templeton Foreign Securities Fund *         Templeton Investment Counsel, LLC N/A
Templeton Global Income Securities Fund *   Franklin Advisers, Inc.           N/A
Templeton Growth Securities Fund *          Templeton Global Advisors Limited N/A
Van Kampen LIT Capital Growth Portfolio     Van Kampen Asset Management, Inc. N/A
Van Kampen LIT Enterprise Portfolio         Van Kampen Asset Management, Inc. N/A
Van Kampen LIT Growth and Income Portfolio  Van Kampen Asset Management, Inc. N/A



  *  Portfolio contains class 2 shares which assess 12b-1 fees.
 {t} The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

2.SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the portfolios after the 4 PM Eastern market close.

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Funds' investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Funds' own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2008, all of the Separate Account's investments are in funds for which quoted prices are available in an active market. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds in accordance with SFAS No. 157 differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Three Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to Valuemark II, Valuemark III, Allianz Valuemark IV, Allianz Rewards, and Allianz Alterity deferred annuity contract owners. Fixed Period Accounts are available to Allianz High Five and Allianz High Five Bonus contract owners. A Dollar Cost Averaging Option is available to Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, Allianz Rewards, Allianz Alterity, Allianz High Five, Allianz High Five Bonus, and Allianz Vision deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts, including the guaranteed minimum rate of return on the Fixed Account of 3%, are part of the general obligations of Allianz Life and are not included in the Variable Account.

Certain of the sub-accounts invest in Investment Options that invest in various forms of fixed income securities, including mortgage backed securities. These types of securities may present a variety of potential risks, including credit risk, extension and prepayment risk, and interest rate risk. Recently, certain types of mortgage backed securities, such as structured investment vehicles
(SIVs), subprime mortgage backed bonds, and commercial paper backed by mortgage backed securities have experienced losses as a result of defaults on underlying mortgages and a lack of liquidity. These securities have also been subject to price declines resulting from lack of a trading market for the securities. As a result of the lack of liquidity, it is possible that certain securities may become more difficult to value. It is possible that these types of securities may continue to experience price declines as a result of defaults and lack of liquidity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)


Available investment options, including the date the investment option became available for each product, as of December 31, 2008 are listed in the following table.

                                                                  Allianz                             Allianz
                                                      Allianz      High        Allianz                Valuemark   Allianz
                          Allianz      Allianz        High        Five         High        Allianz    II and      Valuemark Allianz
Portfolio                 Alterity     Connections    Five        Bonus        Five L      Rewards      III          IV     Vision
                          ---------    ----------    --------    ---------    --------    ---------  ---------   --------- -------
AZL AIM International     5/1/2002     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
Equity Fund
AZL BlackRock Capital
Appreciation Fund         5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Columbia Mid Cap
Value Fund                5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL Columbia Small Cap
Value Fund                5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL Columbia Technology
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Davis NY Venture
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Dreyfus Founders
Equity Growth Fund        11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL First Trust Target
Double Play Fund          12/28/2006    11/12/2007   12/28/2006  12/28/2006   12/28/2006  12/28/2006 12/28/2006  12/28/20065/1/2007
AZL Franklin Small Cap
Value Fund                5/1/2003     11/12/2007    5/1/2003    5/3/2004     5/2/2005    5/1/2003   5/1/2003    5/1/2003  5/1/2007
AZL Fusion Balanced Fund  5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Fusion Growth Fund    5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Fusion Moderate Fund  5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Jennison 20/20
Focus Fund                5/2/2005     11/12/2007    5/2/2005    5/2/2005     5/2/2005    5/2/2005   5/2/2005    5/2/2005  5/1/2007
AZL Legg Mason Growth
Fund                      5/1/2002     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
AZL Legg Mason Value
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Money Market Fund     2/1/2000     11/12/2007    10/25/2002  5/3/2004     5/2/2005    5/5/2001   11/5/2001   11/5/2001 5/1/2007
AZL NACM International
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL OCC Opportunity Fund  5/1/2002     11/12/2007    5/1/2002    5/1/2004     5/2/2005    5/1/2002   5/1/2002    5/1/2002  5/1/2007
AZL Oppenheimer Global
Fund                      5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL Oppenheimer
International Growth
Fund                      11/6/2001    11/12/2007    10/25/2002  5/3/2004     5/2/2005    11/5/2001  11/5/2001   11/5/2001 5/1/2007
AZL Oppenheimer Main
Street Fund               5/3/2004     11/12/2007    5/3/2004    5/3/2004     5/2/2005    5/3/2004   5/3/2004    5/3/2004  5/1/2007
AZL PIMCO Fundamental
IndexPLUS Total Return
Fund                      5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL S&P 500 Index Fund    5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL Schroder Emerging
Markets Equity Fund CL 2  5/1/2006     11/12/2007    5/1/2006    5/1/2006     5/1/2006    5/1/2006   5/1/2006    5/1/2006  5/1/2007
AZL Schroder
International Small Cap
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL Small Cap Stock
Index Fund                5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Balanced
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Equity
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Growth
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007
AZL TargetPLUS Moderate
Fund                      5/1/2007     11/12/2007    5/1/2007    5/1/2007     5/1/2007    5/1/2007   5/1/2007    5/1/2007  5/1/2007


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

                                                                Allianz                           Allianz
                                                    Allianz     High        Allianz              Valuemark       Allianz
                          Allianz     Allianz       High        Five        High        Allianz     II and      Valuemark  Allianz
Portfolio                 Alterity    Connections    Five       Bonus       Five L      Rewards       III          IV      Vision
                          --------    ----------    ---------   --------    --------    --------    --------    ---------  -------
AZL Turner Quantitative   5/2/2005    11/12/2007    5/2/2005    5/2/2005    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
Small Cap Growth Fund
AZL Van Kampen Comstock
Fund                      5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
AZL Van Kampen Equity
and Income Fund           5/3/2004    11/12/2007    5/3/2004    5/3/2004    5/2/2005    5/3/2004    5/3/2004    5/3/2004   5/1/2007
AZL Van Kampen Global
Franchise Fund            5/1/2003    11/12/2007    5/1/2003    5/3/2004    5/2/2005    5/1/2003    5/1/2003    5/1/2003   5/1/2007
AZL Van Kampen Global
Real Estate Fund          5/1/2006    11/12/2007    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006   5/1/2007
AZL Van Kampen Growth
and Income Fund           5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
AZL Van Kampen Mid Cap
Growth Fund               5/1/2001    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/1/2001    5/1/2001    5/1/2001   5/1/2007
BlackRock Global
Allocations V.I. Fund     5/1/2008     5/1/2008     5/1/2008    5/1/2008    5/1/2008    5/1/2008    5/1/2008    5/1/2008   5/1/2008
Davis VA Financial
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    5/1/2002    5/1/2002   5/1/2007
Franklin Global
Communications
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin High Income
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   1/24/1989   2/3/1997   5/1/2007
Franklin Income
Securities Fund           11/5/2001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2007   1/24/1989   2/3/1997   5/1/2007
Franklin Templeton VIP
Founding Funds
Allocation Fund           9/25/2007   11/12/2007    9/25/20072  9/25/2007   9/25/2007   9/25/200    9/25/2007   9/25/2007  5/1/2007
Franklin U.S.
Government Fund           2/1/20001   11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    3/14/1989   2/3/1997   5/1/2007
Franklin Zero Coupon
Fund 2010                 11/5/200    11/12/2007    10/25/2002  5/3/2004    5/2/2005    11/5/2001   3/14/1989   2/3/1997   5/1/2007
Mutual Discovery
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/8/1996   2/3/1997   5/1/2007
Mutual Shares
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/8/1996   2/3/1997   5/1/2007
OpCap Mid Cap Portfolio   5/1/2006    11/12/2007    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006    5/1/2006   5/1/2007
PIMCO VIT All Asset
Portfolio                 5/3/2004    11/12/2007    5/3/2004    5/3/2004    5/2/2005    5/3/2004    5/3/2004    5/3/2004   5/1/2007
PIMCO VIT
CommodityRealReturn
Strategy Portfolio        5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT Emerging
Markets Bond Portfolio    5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT Global Bond
Portfolio                 5/2/2005    11/12/2007    5/2/2005    5/2/2006    5/2/2005    5/2/2005    5/2/2005    5/2/2005   5/1/2007
PIMCO VIT High Yield
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/5/2001   11/5/2001  5/1/2007
PIMCO VIT Real Return
Portfolio                 5/1/2003    11/12/2007    5/1/2003    5/3/2004    5/2/2005    5/1/2003    5/1/2003    5/1/2003   5/1/2007
PIMCO VIT Total Return
Portfolio                 2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    11/5/2001   11/5/2001  5/1/2007
Templeton Global Income
Securities Fund           11/5/2001    11/12/2007    10/25/2002 5/3/2004    5/2/2005    11/5/2001   1/27/1992   2/3/1997   5/1/2007
Templeton Growth
Securities Fund           2/1/2000    11/12/2007    10/25/2002  5/3/2004    5/2/2005    5/5/2000    3/15/1994   2/3/1997   5/1/2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   INVESTMENTS (CONTINUED)

During the years ended December 31, 2008 and 2007, several portfolios changed their name as summarized with the effective date of the change, in the following table.

Current Portfolio Name                           Prior Portfolio Name                         Effective Date
------------------------                        ------------------------                    -----------------------
AZL Turner Quantitative Small Cap Growth Fund    AZL LMP Small Cap Growth Fund                June 26, 2007
AZL Schroder Emerging Markets Equity Fund CL 2   AZL Oppenheimer Developing Markets Fund      December 7, 2007
Alger American Capital Appreciation Portfolio    Alger American Leveraged AllCap Portfolio    May 1, 2008
Alger American LargeCap Growth Portfolio         Alger American Growth Portfolio              May 1, 2008
Alger American SmallCap Growth Portfolio         Alger American Small Capitalization PortfolioMay 1, 2008
Van Kampen LIT Capital Growth Portfolio          Van Kampen LIT Strategic Growth Portfolio    May 1, 2008
AZL Columbia Small Cap Value Fund                AZL Dreyfus Premier Small Cap Value Fund     September 20, 2008
AZL BlackRock Capital Appreciation fund          AZL Jennison Growth fund                     November 21, 2008
AZL Columbia Mid Cap Value Fund                  AZL Neuberger Regency Fund                   November 21, 2008


During the years ended December 31, 2008 and 2007, no portfolios were closed to new money.

During the years ended December 31, 2008 and 2007, several portfolios merged or replaced. The portfolio names and effective date of the mergers or replacements are summarized in the following table.

Closed Portfolio                                 Receiving Portfolio                          Date Merged
--------------------                             --------------------------                  ---------------------
AZL AIM Basic Value Fund                         AZL Van Kampen Comstock Fund                 September 21, 2007
AZL Van Kampen Strategic Equity Growth Fund      AZL Dreyfus Founders Equity Growth Fund      September 21, 2007
AZL OCC Renaissance Fund                         AZL OCC Value Fund                           September 21, 2007
AZL Van Kampen Aggressive Growth Fund            AZL Van Kampen Mid Growth Fund               September 21, 2007
Jennison 20/20 Focus Portfolio                   AZL Jennison 20/20 Fucus Fund                September 20, 2008
Dreyfus Stock Index Fund                         AZL S&P 500 Index Fund                       September 20, 2008
Dreyfus IP Small Cap Stock Index Portfolio       AZL Small Cap Stock Index Fund               September 20, 2008
AZL LMP Large Cap Growth Fund                    AZL Legg Mason Growth Fund                   November 21, 2008
AZL OCC Value Fund                               AZL Davis NY Venture Fund                    November 21, 2008
Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity Fund CL November 21, 2008
Templeton Developing Markets Securities Fund     AZL Schroder Emerging Markets Equity Fund CL November 21, 2008


CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables, using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PREMIUM BONUS

A premium bonus is awarded to the contract owner of the Allianz Rewards, Allianz High Five Bonus and Allianz Vision Bonus products at the time of deposit. The bonus paid is based on the following schedule.

                         Allianz Rewards  Allianz High Five Bonus Allianz Vision Bonus

Net Deposit                Bonus Paid        Bonus Paid              Bonus Paid
-----------                ----------       ------------             -----------
$0 to $14,999                  0%                0%                      6%
$15,000 to $24,999             4%                3%                      6%
$25,000 to $99,000             5%                4%                      6%
$100,000 to $999,999           6%                5%                      6%
$1,000,000 to $4,999,999       7%                6%                      6%
$5,000,000 or more             8%                7%                      6%


The bonus is vested over three years; therefore, if the contract owner surrenders the policy before the full vesting period, a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.


                           Allianz Rewards Allianz High Five Bonus Allianz Vision Bonus

Months Following Deposit    Amount Vested    Amount Vested           Amount Vested
------------------------   --------------    -------------         -------------------
0 to 12                          0%               0%                      0%
13 to 24                         35%              35%                     35%
25 to 36                         70%              70%                     70%
37+                             100%             100%                    100%




The M&E charge and administrative charge for Allianz Alterity can be summarized as follows:

The currently offered Allianz Alterity Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select either the Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or (b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The currently offered Allianz Alterity Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

There are also two older versions of the Allianz Alterity Contract that are no longer offered for sale. The May 2003 Contract was replaced by the currently offered Contract in May 2006. The primary difference between May 2003 Contract and the currently offered Contract is the May 2003 Contracts offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or the Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%]. Both PRIME Benefits included a GMIB and a GPWB. The Original Contract was first offered in January 2000 and was replaced by the May 2003 Contract. The Original Contract automatically provided a Traditional GMIB (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals), or owners could select the optional Enhanced GMIB for an additional charge [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%].

Charges during the       Original    Original   Currently Offered     May 2003     Currently Offered Contract with the PRIME Plus
Accumulation Phase      Contract     Contract   Base Contract and  Contract with  Benefit and May 2003 Contract with the Enhanced
(includes 0.15% of       (which        with     May 2003 Contract       the                        PRIME Benefit
administrative        includes the   Enhanced    without a PRIME    Traditional
charge)                Traditional     GMIB          Benefit       PRIME Benefit
                          GMIB)
------------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB          1.40%        1.70%          1.50%            1.70%                            2.20%
                       (Traditional  (Optional    (Traditional -    (Traditional              (Traditional - Option 5)
                       - Option 1)   - Option       Option 3)       - Option 4)
                                        1)
Earnings   Protection     1.60%        1.90%          1.80%            2.00%                            2.45%
GMDB                   (Traditional  (Optional  (Optional - Option  (Optional -                 (Optional - Option 5)
                       -Option 2)    - Option          3)            Option 4)
                                        2)
Enhanced GMDB             1.70%        1.90%           1.80%            1.95%                           2.40%
                       (Optional -                  (Enhanced -      (Enhanced -                (Enhanced - Option 5)
                        Option 1)   (Enhanced       Option 3)        Option 4)
                                     - Option
                                        1)

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.50% for the currently offered Allianz Alterity Contract and the May 2003 Contract; and the charges are 1.40% for the Original Contract.


The M&E charge and administrative charge for Allianz Rewards can be summarized as follows:

The currently offered Allianz Rewards Base Contract automatically provides a bonus of 4% to 8% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The currently offered Allianz Rewards Base Contract provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB), where the death benefit is the greater of current contract value or total purchase payments adjusted for partial withdrawals. If an owner so chooses, they can instead select the Enhanced Guaranteed Minimum Death
Benefit (Enhanced GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. The currently offered Allianz Rewards Contract also provides an optional PRIME Plus Benefit, which includes a Guaranteed Minimum Income Benefit
(GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value, (b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

There are also three older versions of the Allianz Rewards Contract that are no longer offered for sale. The Original Contract was first offered in May 2000. The primary difference between the Original Contract and the currently offered Contract is the mortality and expense risk (M&E) charge for the Original Contract without any optional benefits is lower than the currently offered Contract, and the Original Contract also offered a choice of either the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%]. Both PRIME Benefits included a GMIB and a GPWB. The September 2002 Contract without any optional benefits had the same M&E charge as the Original Contract, but the September 2002 Contract only offered an Enhanced GMIB for an additional charge [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 5%], but did not offer a PRIME Benefit. The May 2003 Contract replaced both the Original Contract and the September 2002 Contract. The May 2003 Contract also offered a choice of either the Traditional PRIME Benefit or Enhanced PRIME Benefit that were available on the Original Contract, but the charge for these features was higher than for the Original Contract.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

     Charges      Original Contract      Original      Original      September 2002       September 2002      Currently Offered
  during the       without a PRIME    Contract with Contract with Contract without the  Contract with the    Base Contract and
 Accumulation          Benefit             the      the Enhanced          GMIB            Enhanced GMIB      May 2003 Contract
Phase (includes                        Traditional  PRIME Benefit                                             without a PRIME
   0.15% of                           PRIME Benefit                                                               Benefit
administrative
    charge)
------------------------------------------------------------------------------------------------------------------------------------
 Traditional             1.65%             1.85%         2.35%            1.65%                1.95%                1.70%
GMDB             (Traditional-Option  (Traditional- (Traditional- (Traditional-Option  (Traditional-Option  (Traditional-Option
                          1)            Option 7)     Option 8)            1)                   2)                   4)
 Enhanced GMDB           1.85%             2.05%         2.55%       1.95% (Enhanced-          2.15%           2.00% (Enhanced-
                 (Enhanced-Option 1)   (Enhanced-    (Enhanced-        Option 2)       (Enhanced-Option 3)       Option 4)
                                        Option 7)     Option 8)


     Charges        May 2003     Currently
  during the     Contract with    Offered
 Accumulation         the      Contract with
Phase (includes   Traditional    the PRIME
   0.15% of      PRIME Benefit Plus Benefit
administrative                   and a May
    charge)                    2003 Contract
                                 with the
                                 Enhanced
                               PRIME Benefit
---------------------------------------------
Traditional          1.90%         2.40%
GMDB             (Traditional- (Traditional-
                   Option 5)     Option 6)
 Enhanced GMDB        2.15%         2.60%
                  (Enhanced-    (Enhanced-
                   Option 5)     Option 6)



The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70% for the currently offered Allianz Rewards Contract and the May 2003 Contract; and the charges are 1.65% for the Original Contract and the September 2002 Contract.


The M&E charge and administrative charge for Allianz Charter can be summarized as follows:

Allianz Charter was launched in January 1999 and sales were discontinued in May 2003. The Charter contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments less partial withdrawals. For an additional charge, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value.

                 Charges during the Accumulation          Charges during the Annuity Phase if the owner takes variable annuity
             Phase (includes a 0.15% administrative                payments (includes a 0.15% administrative charge)
                            charge)
Traditional                   1.15%                                                      1.15%
GMDB
Enhanced                      1.35%                                                      1.15%
GMDB


The M&E charge for Allianz Charter II can be summarized as follows:

Allianz Charter II was launched in May 2003 and sales were discontinued in May 2005. The Charter II contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the optional Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB). Under the Enhanced GMDB, the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or
b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value.

The Charter II contract also offered a choice of the Traditional PRIME Benefit (where the guaranteed value is based on total purchase payments adjusted for partial withdrawals) or Enhanced PRIME Benefit [where the guaranteed values are based on the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3% and 7%]. The PRIME Benefits include a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit (GMIB). The PRIME Benefits provide guarantees on future income that can be accessed through partial withdrawals under the GPWB or through annuity payments under the GMIB.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.           SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                      M&E charges during the Accumulation Phase
                         Contracts without a PRIME      Contracts with the Traditional PRIME     Contracts with the Enhanced PRIME
                                 Benefit                              Benefit                                 Benefit
-----------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB                   1.75%                               1.95%                                    2.45%
                               (Option 1)                            (Option 4)                               (Option 7)
Enhanced GMDB                      2.05%                               2.20%                                    2.65%
                                (Option 2)                           (Option 5)                               (Option 8)
Earnings Protection                2.05%                               2.25%                                    2.70%
 GMDB                           (Option 3)                           (Option 6)                               (Option 9)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.75%.


The M&E charge for Allianz Dimensions can be summarized as follows:

Allianz Dimensions was launched in March 2001 and sales were discontinued in May 2002. The Dimensions contract automatically provided a Return of Principal Guaranteed Minimum Death Benefit (Return of Principal GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. In all states except Washington, the owner could instead select either the optional Double Principal Guaranteed Minimum Death Benefit (Double Principal GMDB), or the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) for an additional charge. Under the Double Principal, GMDB the death benefit is the greater of: a) current contract value, b) the highest contract anniversary value, or c) after the fifth Contract Anniversary, double total purchase payments adjusted for partial withdrawals. Under the Earnings Protection GMDB, the death benefit is the current contract value or the greater of: a) the Return of Principal GMDB, or b) contract value plus an additional amount based on the owner's age and the lesser of either total purchase payments or contract value less total purchase payments. In the state of Washington, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) for an additional charge. Under the Enhanced GMDB, the death benefit is the greater of:
a) current contract value, b) the highest contract anniversary value, or c) total purchase payments adjusted for partial withdrawals increased annually by 3%.

The Dimensions contract also automatically included the Guaranteed Value Protection (GVP) through the Guaranteed Principal Protector Benefit (GPP
Benefit), or the owner could instead select the Guaranteed Performance Accumulator Benefit (GPA Benefit) that was available under the GVP for an additional charge. However, if the contract was owned by a non-individual or trust, the GVP was not available. The GPP Benefit guaranteed the return of principal adjusted for withdrawals. The GPA Benefit locked in the highest contract value every ten years, with the minimum guarantee of two times the total purchase payments adjusted for partial withdrawals at the 20th Contract Anniversary.

    M&E charges during the Accumulation     Return of Principal     Double Principal     Earnings Protection GMDB or the Enhanced
                  Phase                            GMDB                   GMDB                             GMDB
------------------------------------------------------------------------------------------------------------------------------------
 GPP Benefit  or no GVP                             1.50%                  1.80%                           1.70%
                                                  (Option 1)            (Option 3)                      (Option 5)
 GPA Benefit                                        1.70%                 2.00%                            1.90%
                                                 (Option 2)             (Option 4)                      (Option 6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.50%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge for Allianz Elite can be summarized as follows:

Allianz Elite was launched in September of 2006 and sales were discontinued December 31, 2007. Allianz Elite featured a decreasing M&E charge. The M&E charge decreases 0.05% each year for three years beginning in the third contract year, until it has decreased by a total of 0.15% by the fifth contract year. Allianz Elite also offered the optional Short Withdrawal Charge Option that reduced the withdrawal charge period from seven years to four years. The Short Withdrawal Charge Option carried an additional M&E charge of 0.35% for the first seven contract years.

Allianz Elite automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional 0.30% M&E charge, the owner could instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%.

Allianz Elite also offered the optional PRIME Plus Benefit which carried an additional M&E charge. The PRIME Plus Benefit is the only optional benefit that can be selected after the contract is issued and it includes a Guaranteed Partial Withdrawal Benefit (GPWB) and a Guaranteed Minimum Income Benefit
(GMIB). The PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for owners who want flexibility in the way they access income. The guaranteed income is based on the greater of: (a) current contract value,
(b) the highest contract anniversary value, or (c) total purchase payments adjusted for partial withdrawals increased annually by 7%.

                                             M&E charges during the Accumulation Phase


                   Contracts    Contracts with the Short Withdrawal Charge    Contracts     Contracts with Short Withdrawal Charge
                   with no                       Option                      with the        Option and the PRIME Plus Benefit*
                  optional                                                  PRIME Plus
                  benefits                                                   Benefit*
------------------------------------------------------------------------------------------------------------------------------------
Traditional GMDB     1.15%        1.50% decreasing to 1.35% by the 5[th]        1.85%       2.20% decreasing to 2.05% by the 5[th]
                 decreasing   contract anniversary and then decreasing to   decreasing  contract anniversary and then decreasing to
                 to 1.00% by    1.00% by the 7[th] contract anniversary     to 1.70% by   1.70% by the 7[th] contract anniversary
                  the 5[th]                                                  the 5[th]
                  contract                                                   contract
                 anniversary                                                anniversary
Enhanced GMDB        1.45%       1.80% decreasing to 1.65% by the 5[th]        2.05%        2.40% decreasing to 2.25% by the 5[th]
                 decreasing   contract anniversary and then decreasing to   decreasing  contract anniversary and then decreasing to
                 to 1.30% by    1.30% by the 7[th] contract anniversary    to 1.90% by    1.90% by the 7[th] contract anniversary
                  the 5[th]                                                 the 5[th]
                  contract                                                   contract
                 anniversary                                               anniversary

   *Assumes the PRIME Plus Benefit is selected at contract issue.

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.00%.


The M&E charge for Allianz Custom Income can be summarized as follows:

Allianz Custom Income was launched in January 2006 and sales were discontinued on December 31, 2007. Allianz Custom Income automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) for no additional charge where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. Allianz Custom Income also automatically provides the Total Income Package (TIP) of benefits for an additional M&E charge unless the owner elects otherwise at Contract issue. The TIP includes the Increasing Withdrawals Benefit (IWB), the Withdrawals Plus Benefit (WPB), and the Lifetime Income Benefit (LIB). The IWB guarantees a minimum amount of income in the form of partial withdrawals, and the maximum amount that you are able to withdraw can increase each year. The WPB guarantees a minimum amount of lifetime income in the form of partial withdrawals and continued access to Contract Value. The LIB provides lifetime income in the form of Annuity Payments that are guaranteed never to be less than the initial payment we make, and the payment amount can increase based on the performance of the Investment Options as frequently as every year. The LIB also provides a Liquidation Value that is available for Excess Withdrawals and/or payment of a death benefit for a limited period of time.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

M&E charges                                                 For Contracts with the TIP  For Contracts without the TIP
                                                            ---------------------------------------------------------
During the Accumulation Phase                                         2.20%                        1.45%
During the Annuity Phase under the LIB                                2.20%
During the Annuity Phase under Traditional Annuity Payments           1.45%                        1.45%


The M&E charge for Allianz High Five can be summarized as follows:

The currently offered Allianz High Five February 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead select the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

The February 2007 Contract also automatically provides Living Guarantees unless the owner elects otherwise at Contract issue. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the contract value daily and systematically transfer amounts between the selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of contract issue. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also three older versions of the Allianz High Five Contract. The Original Contract first became available on September 20, 2002. The Original Contract issued before June 22, 2007 is no longer offered for sale; however, the Original Contract issued on or after June 22, 2007 is still for sale in the state of Washington. The primary difference between the February 2007 Contract and the Original Contract is the Original Contract had fewer restrictions on the availability of certain features and benefits. The May 2005 Contract was replaced by the February 2007 Contract. The primary difference between the February 2007 Contract and the May 2005 Contract is the M&E charge.

M&E charges during the Accumulation                February 2007 Contract and                        May 2005 Contract and
Phase                                    Original Contract issued on or after June 22,    Original Contract issued before June 22,
                                                              2007                                          2007
                                         -------------------------------------------------------------------------------------------
Traditional GMDB                                              1.25%                                         1.40%
Enhanced GMDB                                                 1.45%                                         1.60%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.25%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz High Five Bonus can be summarized as follows:

The Allianz High Five Bonus May 2007 Contract automatically provides a bonus of 3% to 7% on each purchase payment received before age 81. The bonus is subject to a three-year vesting schedule. The High Five Bonus Contracts also automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of:
a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

Allianz High Five Bonus also automatically provides Living Guarantees. The Living Guarantees include the Guaranteed Account Value Benefit (GAV Benefit), the Guaranteed Minimum Income Benefit (GMIB) and the Guaranteed Withdrawal Benefit (GWB). There are no additional fees or charges associated with the Living Guarantees. However, we monitor the contract value daily and systematically transfer amounts between your selected Investment Options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GAV Benefit guarantees that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GAV is initially equal to the purchase payments received within 90 days of Contract issue. The GAV is recalculated on each Contract Anniversary to equal the greater of: a) the previous GAV adjusted for subsequent purchase payments and partial withdrawals, or b) the current contract value. The GAV Benefit does not provide any protection until the fifth and subsequent contract anniversaries, and does not lock in any investment gains until at least five years after they occur. The GMIB guarantees a minimum level of income through annuity payments after the fifth contract year. The GWB guarantees a minimum level of income through partial withdrawals.

There are also two older versions of the Allianz High Five Bonus Contract. The Original Contract first became available on April 30, 2004 and was replaced in nearly all states by the May 2005 Contract. The May 2005 Contract is being replaced by the May 2007 Contract. The primary difference between the May 2007 Contract and the Original and May 2005 Contracts are the length of the withdrawal charge period. Original and May 2005 Contracts have a ten-year withdrawal charge period and the May 2007 Contract has a nine-year withdrawal charge period. The primary difference between the Original Contract and May 2005 Contract is that Original Contracts have no waiting period on the exercise of the GWB and there are no restrictions on allocations of Purchase Payments to the FPAs.

 Charges during the Accumulation Phase (includes a 0.15% administrative charge)  Charges
-----------------------------------------------------------------------------------------
Traditional GMDB                                                                 1.70%
Enhanced GMDB                                                                    1.90%

The charges during the Annuity Phase if the owner takes variable annuity payments are 1.70%.


The M&E charge for Allianz High Five L can be summarized as follows:

Allianz High Five L May 2007 Contract automatically provides a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner can instead elect the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) the highest contract anniversary value.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz  High  Five  L  also  offers  optional  Living  Guarantees.  The  Living
Guarantees include the Guaranteed Withdrawal Benefit (GWB) and either the Guaranteed Principal Value Benefit (GPV Benefit) or the Guaranteed Account Value Benefit (GAV Benefit). There is no additional fee or charge for the Living Guarantees with the GPV Benefit; however, there is an additional M&E charge for selecting the GAV Benefit. In addition, we monitor the contract value daily and systematically transfer amounts between your selected investment options and the Fixed Period Accounts (FPAs) to support the Living Guarantees. Owners that transfer or withdraw contract value from a FPA may have the value of the withdrawal or transfer adjusted based on a formula called a Market Value Adjustment (MVA). The MVA formula compares the interest rates credited at the time of investment, to interest rates being credited when the withdrawal or transfer is made. The amount of any MVA can be either positive or negative, depending on the rates that are currently being credited on the FPAs.

The GPV and GAV Benefits guarantee that beginning on your fifth contract anniversary, and on each subsequent contract anniversary until the contract terminates or you begin receiving annuity payments, your contract value will be at least equal to an amount we call the Guaranteed Principal Value (GPV) or Guaranteed Account Value (GAV) from five years ago, reduced by subsequent withdrawals. The GPV and GAV are initially equal to the purchase payments received within 90 days of contract issue. The GPV is recalculated on each contract anniversary to equal the previous GPV adjusted for subsequent Purchase Payments and partial withdrawals. The GAV is recalculated on each contract anniversary to equal the greater of: a) the previous GAV adjusted for subsequent Purchase Payments and partial withdrawals, or b) the current contract value. The GPV and GAV Benefits do not provide any protection until the fifth and subsequent contract anniversaries, and the GAV does not lock in any investment gains until at least five years after they occur. The GWB guarantees a minimum level of income through partial withdrawals.

There is also an older version of the Allianz High Five L Contract that is still available in some states. The Original Contract first became available on April 29, 2005. The primary difference between the May 2007 Contract and the Original Contract is the length of the withdrawal charge period. The Original Contract had a three-year withdrawal charge period and the May 2007 Contract has a four-year withdrawal charge period.

  M&E charges during the Accumulation Phase

                                                               Traditional GMDB Enhanced GMDB
No Living Guarantees or Living Guarantees with the GPV Benefit      1.65%           1.85%
Living Guarantees with the GAV Benefit                              1.75%           1.95%

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.65%.


The M&E charge and administrative charge for Allianz Valuemark II and Allianz Valuemark III can be summarized as follows:

Allianz Valuemark II was launched in January 1989 and sales were discontinued in June 1994. Allianz Valuemark III was launched in June 1994 and sales were discontinued in February 1997. The Valuemark II and Valuemark III Contracts automatically provided a death benefit of the contract value less any withdrawal charge or contract maintenance charge, or the greater of: a) total purchase payments less partial withdrawals increased by 5% each year, or b) the highest Contract Value from any sixth Contract Anniversary.

                 Charges during the Accumulation Phase and during the Annuity Phase if the owner takes variable annuity payments
                                                   (includes a 0.15% administrative charge)
               ------------------------------------------------------------------------------------------------------------------
Valuemark                                                             1.40%
II and
Valuemark
III

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark IV can be summarized as follows:

The Valuemark IV Original Contract was launched in February of 1997 and was replaced by the May 2003 Contract. For Original Contracts that did not have an Enhanced Death Benefit Endorsement (EDB Endorsement), the death benefit was the contract value. Before July 1999, Original Contracts with an EDB Endorsement included Death Benefit Option 1 (DB Option 1). If owners are age 80 or older, the death benefit under DB Option 1 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 1 is based on the contract value or the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. Beginning in July 1999, the owner could instead select Death Benefit Option 2 (DB Option 2). If owners are age 80 or older, the death benefit under DB Option 2 is based on the greater of contract value or purchase payments less withdrawals. If owners are age 79 or younger, the death benefit under DB Option 2 is based on the contract value or the greater of: a) total purchase payments less partial withdrawals, or b) the highest contract anniversary value. Beginning in November 2001, the owner could select for an additional charge the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection GMDB) where the death benefit is the greater of: a) current contract value, b) total purchase payments adjusted for partial withdrawals, or c) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The Original Contract also offered a choice of optional Guaranteed Minimum Income Benefits (GMIBs) for an additional charge. The GMIBs provide guaranteed minimum annuity payments during the annuity phase. GMIB Option 1 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals increased annually by 5%, or b) the highest contract value from any sixth contract anniversary. GMIB Option 2 provided a GMIB value of the greater of: a) total purchase payments adjusted for partial withdrawals, or b) the highest contract anniversary value.

The May 2003 Contract was launched in May 2003 and sales were discontinued in May 2007. The May 2003 Contract automatically provided a Traditional Guaranteed Minimum Death Benefit (Traditional GMDB) where the death benefit is based on the greater of contract value or total purchase payments adjusted for partial withdrawals. For an additional charge, the owner could instead select either the optional Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB), or the Earnings Protections Guaranteed Minimum Death Benefit (Earnings Protection
GMDB). Under the Enhanced GMDB the death benefit is the current contract value or the greater of: a) the highest contract anniversary value, or b) total purchase payments adjusted for partial withdrawals increased annually by 3%. Under the Earnings Protection, GMDB the death benefit is the current contract value or the greater of: a) total purchase payments adjusted for partial withdrawals, or b) contract value plus an additional amount based on the owner's age and the lesser of total purchase payments or contract value. The May 2003 Contract also offered an optional Traditional GMIB for an additional charge
where  the  GMIB  value  is  total  purchase  payments   adjusted   for  partial
withdrawals.

 Charges during the Accumulation Phase (includes a 0.15%    Original    Original       May 2003 Contracts       May 2003 Contracts
administrative charge                                     Contracts    Contracts   without the Traditional    with the Traditional
                                                          without a     with a               GMIB                     GMIB
------------------------------------------------------------------------------------------------------------------------------------
                                                             GMIB        GMIB
Without the EDB Endorsement, or with DB Option 1 or DB       1.49%        1.79%                -                        -
Option 2
Traditional GMDB                                               -           -                 1.75%                    1.90%
Enhanced GMDB                                                  -           -                 2.05%                    2.15%
Earnings Protection GMDB                                     1.59%       1.89%               2.05%                    2.20%

The charges during the Annuity Phase if the owner takes variable annuity payments under the May 2003 Contract are 1.75%, and under the Original Contract the charges are 1.40%.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge and administrative charge for Allianz Valuemark Income Plus can be summarized as follows:

Allianz Valuemark Income Plus was launched in July 1994 and sales were discontinued in May 2006. The Valuemark Income Plus was an immediate single payment annuity.

                      Charges if the owner took variable annuity
                     payments (includes a 0.15% administrative charge)
                     -------------------------------------------------
Valuemark Income Plus                     1.40%


The M&E charge for Allianz Vision can be summarized as follows:

The Allianz Vision Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Bonus Option that provides a 6% bonus that is subject to a three year vesting schedule and increases the withdrawal charge period from seven years to nine years, b) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or c) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Retirement Benefit, Lifetime Plus Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. However, if the owner selected the No Withdrawal Charge Option, they must also select one of these four benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments, adjusted for partial withdrawals or the highest contract anniversary value. All the Lifetime Plus Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus Benefit has potentially lower charges than the other two Lifetime Benefits, the ability to begin payments before age 65, and allows owners to reset the guaranteed value to equal the contract value if that would provide a greater guarantee, but the reset eliminates the previous guaranteed amount. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit, but it offers more potential to increase your initial Lifetime Plus Payment because resets of the guaranteed value are automatic and do not eliminate any previous guarantees. The Lifetime Plus 10 Benefit offers the maximum potential initial payment and automatic resets but the resets, do eliminate the previous guaranteed amount, and payments cannot begin until age 65.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)


                                                                Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t      Benefit
------------------------------------------- --------------- ----------------
Base Contract                                   1.40%            1.70%
                                             (Base Option   (Base Option 2)
                                                  1)
Contract with the Bonus Option                  1.70%            2.00%
                                            (Bonus Option    (Bonus Option
                                                  1)              2)
Contract with the Short Withdrawal Charge       1.65%            1.95%
Option
                                             (L Option 1)    (L Option 2)
Contract with the Target Date Retirement        1.80%            2.10%
Benefit
                                             (Base Option    (Base Option
                                                 11)              12)
Contract with the Lifetime Plus Benefit         2.10%            2.40%
(single Lifetime Plus Payments)
                                             (Base Option   (Base Option 4)
                                                  3)
Contract with the Lifetime Plus Benefit         2.25%            2.55%
(joint Lifetime Plus Payments)
                                             (Base Option   (Base Option 6)
                                                  5)
Contract with single Lifetime Plus              2.20%            2.50%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                             (Base Option   (Base Option 8)
                                                  7)
Contract with joint Lifetime Plus               2.35%            2.65%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                             (Base Option    (Base Option
                                                  9)              10)
Contract with single Lifetime Plus              2.10%            2.40%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                             (Base Option   (Base Option 4)
                                                  3)
Contract with joint Lifetime Plus               2.25%            2.55%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once  payments begin
                                             (Base Option   (Base Option 6)
                                                  5)
Contract with the Bonus Option and Target       2.10%            2.40%
Date Retirement Benefit
                                            (Bonus Option    (Bonus Option
                                                 11)              12)
Contract with the Bonus Option and              2.40%            2.70%
Lifetime Plus Benefit (single Lifetime
Plus Payments)
                                            (Bonus Option    (Bonus Option
                                                  3)              4)
Contract with the Bonus Option and              2.55%            2.85%
Lifetime Plus Benefit (joint Lifetime
Plus Payments)
                                            (Bonus Option    (Bonus Option
                                                  5)              6)
Contract with the Bonus Option and single       2.50%            2.80%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, before payments begin
                                            (Bonus Option    (Bonus Option
                                                  7)              8)
Contract with the Bonus Option and joint        2.65%            2.95%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, before payments begin
                                            (Bonus Option    (Bonus Option
                                                  9)              10)
Contract with the Bonus Option and single       2.40%            2.70%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, once payments begin
                                            (Bonus Option    (Bonus Option
                                                  3)              4)
Contract with the Bonus Option and joint        2.55%            2.85%
Lifetime Plus Payments under either the
Lifetime Plus II Benefit or Lifetime Plus
10 Benefit, once payments begin
                                            (Bonus Option    (Bonus Option
                                                  5)              6)

The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.40% for a Contract without the Bonus Option, and 1.70% for a Contract with the Bonus Option.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                               Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t     Benefit
------------------------------------------- --------------- ----------------
Contract with the Short Withdrawal Charge       2.05%            2.35%
Option and Target Date Retirement Benefit
                                            (L Option 11)    (L Option 12)
Contract with the Short Withdrawal Charge       2.35%            2.65%
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)
                                             L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge       2.50%            2.80%
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)
                                             (L Option 5)    (L Option 6)
Contract with the Short Withdrawal Charge       2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (L Option 7)    (L Option 8)
Contract with the Short Withdrawal Charge       2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (L Option 9)    (L Option 10)
Contract with the Short Withdrawal Charge       2.35%            2.65%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             L Option 3)     (L Option 4)
Contract with the Short Withdrawal Charge       2.50%            2.80%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (L Option 5)    (L Option 6)
Contract with the No Withdrawal Charge          2.15%            2.45%
Option and Target Date Retirement Benefit
                                             (C Option 5)    (C Option 6)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and Lifetime Plus Benefit (single
Lifetime Plus Payments)
                                             (C Option 1)    (C Option 2)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and Lifetime Plus Benefit (joint
Lifetime Plus Payments)
                                             (C Option 3)    (C Option 4)
Contract with the No Withdrawal Charge          2.55%            2.85%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (C Option 5)    (C Option 6)
Contract with the No Withdrawal Charge          2.70%            3.00%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (C Option 7)    (C Option 8)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (C Option 1)    (C Option 2)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (C Option 3)    (C Option 4)

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

The M&E charge for Allianz Connections can be summarized as follows:

The Allianz Connections Base Contract provides a Traditional Death Benefit or the owner can instead select the Quarterly Value Death Benefit for an additional M&E charge, which locks in the highest contract value from any quarterly anniversary. The Contract also allows the owner to select at issue for an additional M&E charge either: a) a Short Withdrawal Charge Option that shortens the withdrawal charge period from seven years to four years, or b) a No Withdrawal Charge Option that eliminates the withdrawal charge. The Contract also offers selection of either the Target Date Retirement Benefit, Lifetime Plus II Benefit or Lifetime Plus 10 Benefit. However, if the owner selected the No Withdrawal Charge Option, they must also select one of these three benefits. The Target Date Retirement Benefit provides a future guarantee of contract value based on the greater of total purchase payments adjusted for partial withdrawals or the highest contract anniversary value. All the Lifetime Plus Benefits are designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime income payments, but eliminate both contract value and a death benefit for a period of time. The Lifetime Plus II Benefit offers a higher payment percentage than the Lifetime Plus 10 Benefit, and offers the ability to begin payments before age 65. The Lifetime Plus 10 Benefit offers the maximum potential initial payment, but payments cannot begin until age 65.

                                              Traditional      Quarterly Value
M&E charges during the Accumulation Phase   Death Benefit t     Death Benefit
------------------------------------------ ------------------ ------------------
Base Contract                                    1.15%              1.45%
                                              (Option 1)         (Option 2)
Short Withdrawal Charge Option                   1.60%              1.90%
                                              (Option 13)        (Option 14)
Contract with the Target Date Retirement         1.55%              1.85%
Benefit
                                              (Option 11)        (Option 12)
Contract with single Lifetime Plus               1.95%              2.25%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 3)         (Option 4)
Contract with joint Lifetime Plus                2.10%              2.40%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 5)         (Option 6)
Contract with single Lifetime Plus               1.85%              2.15%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once  payments begin
                                              (Option 7)         (Option 8)
Contract with joint Lifetime Plus                2.00%              2.30%
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                              (Option 9)         (Option 10)
Contract with the Short Withdrawal               2.40%              2.70%
Charge Option and single Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 15)        (Option 16)
Contract with the Short Withdrawal               2.55%              2.85%
Charge Option and joint Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
before payments begin
                                              (Option 17)        (Option 18)
Contract with the Short Withdrawal               2.30%              2.60%
Charge Option and single Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin
                                              (Option 19)        (Option 20)
Contract with the Short Withdrawal               2.45%              2.75%
Charge Option and joint Lifetime Plus
Payments under either the Lifetime Plus
II Benefit or Lifetime Plus 10 Benefit,
once payments begin

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                                                Quarterly
                                             Traditional      Value Death
M&E charges during the Accumulation Phase   Death Benefit t     Benefit
------------------------------------------- --------------- ----------------
Contract with the Short Withdrawal Charge       2.45%            2.75%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 21)      (Option 22)
Contract with the No Withdrawal Charge          2.55%            2.85%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (Option 25)      (Option 26)
Contract with the No Withdrawal Charge          2.70%            3.00%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, before
payments begin
                                             (Option 27)      (Option 28)
Contract with the No Withdrawal Charge          2.45%            2.75%
Option and single Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 29)      (Option 30)
Contract with the No Withdrawal Charge          2.60%            2.90%
Option and joint Lifetime Plus Payments
under either the Lifetime Plus II Benefit
or Lifetime Plus 10 Benefit, once
payments begin
                                             (Option 31)      (Option 32)


The M&E charges during the Annuity Phase if the owner takes variable annuity payments are 1.15%.

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating accumulation units at the end of the contract year and at the time of full surrender. During the annuity phase, we deduct a portion of this charge from each annuity payment. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Allianz Valuemark IV contracts; $40 for Allianz Alterity, Allianz Charter, Allianz Dimensions, Allianz High Five, Allianz High Five Bonus, Allianz High Five L and Allianz Rewards contracts; and $50 for Allianz Charter II, Allianz Elite, Allianz Connections and Allianz Vision contracts. Contract maintenance charges paid by the owners during the years ended December 31, 2008 and 2007 were $4,734,000 and $5,608,000, respectively. These charges are reflected in the Statements of Changes in Net Assets as contract maintenance charges.

A withdrawal charge is deducted at the time of withdrawal for withdrawals taken during the Accumulation Phase on Allianz Alterity, Allianz Charter II, Allianz Dimensions, Allianz Elite, Allianz High Five, Allianz High Five Bonus, Allianz High Five L, Allianz Rewards, Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Vision deferred annuity contracts. If the withdrawal is a partial withdrawal the charge is deducted from the Contract Value. If the withdrawal is a full withdrawal, the charge is deducted from the amount withdrawn. The amount of the withdrawal charge is shown below. Allianz Alterity and Allianz Dimensions use the number of complete contract years since a purchase payment was received to determine the withdrawal charge percentage; all other products use the number of complete calendar years since a purchase payment was received. In certain states, the withdrawal charge may be different than what is indicated in the following table.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

                                               Withdrawal Charge

 Complete Years Since      Allianz           Allianz        Allianz      Allianz High Five    Allianz High  Allianz     Allianz
       Payment          Alterity[(1)]   Connections[(2)]   High Five        Bonus[(3)]        Five L[(4)]   Rewards   Vision[(5)]
------------------------------------------------------------------------------------------------------------------------------------
           0                  7%              8.50%            8%              8.50%              8.5%       8.50%       8.50%
           1                  6%              8.50%            8%              8.50%              7.5%       8.50%       8.50%
           2                  5%              7.50%            7%              8.50%              5.5%       8.50%       7.50%
           3                  4%              6.50%            6%               8%                 3%        8.50%       6.50%
           4                  3%               5%              5%               7%                 0%          8%          5%
           5                  2%               4%              4%               6%                 0%          7%          4%
           6                  0%               3%              3%               5%                 0%          6%          3%
           7                  0%               0%              0%               4%                 0%          5%          0%
           8                  0%               0%              0%               3%                 0%          4%          0%
           9                  0%               0%              0%               0%                 0%          3%          0%
         10 +                 0%               0%              0%               0%                 0%          0%          0%

(1)This is the withdrawal charge for the Current Contract and the May 2003 Contract. The withdrawal charge for the Original Contract is six years, and the charge is 7%, 6%, 5%, 4%, 3%, and 0%.
(2)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.
(3)This is the withdrawal charge for the Current Contract. The withdrawal charge for the Original Contract and the May 2005 Contract is ten years and the charge is 8.5%, 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%.
(4)This is the withdrawal charge for the May 2007 Contract. The withdrawal charge for the Original Contract is three years, and the charge is 8%, 7%, 5%, and 0%.
(5)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Bonus Option is 8.5%, 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, and 0%. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%. There is no withdrawal charge for a Contract with the No Withdrawal Charge Option.

 Complete Years Since      Allianz        Allianz         Allianz        Allianz       Allianz      Allianz    Allianz Custom
       Payment          Valuemark II   Valuemark III   Valuemark IV   Elite[(6][)]   Charter II   Dimensions      Income
-------------------------------------------------------------------------------------------------------------------------------
           0                 5%              6%             6%            8.5%           8%           8%             8%
           1                 5%              5%             6%            8.5%           7%           7%             8%
           2                 4%              4%             6%            7.5%           0%           7%             7%
           3                 3%              3%             5%            6.5%           0%           6%             6%
           4                1.50%          1.50%            4%             5%            0%           5%             5%
           5                 0%              0%             3%             4%            0%           4%             4%
           6                 0%              0%             2%             3%            0%           3%             3%
           7                 0%              0%             0%             0%            0%           0%             0%
           8                 0%              0%             0%             0%            0%           0%             0%
           9                 0%              0%             0%             0%            0%           0%             0%
         10 +                0%              0%             0%             0%            0%           0%             0%

(6)This is the withdrawal charge for the Base Contract. The withdrawal charge for the a Contract with the Short Withdrawal Charge Option is 8.5%, 7.5%, 5.5%, 3%, and 0%.

Total withdrawal charges paid by owners during the years ended December 31, 2008 and 2007 were $48,313,008 and $34,201,903, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz Dimensions, Allianz Valuemark IV, Allianz Elite, Allianz Alterity, Allianz High Five, Allianz Vision, and Allianz Connections all include a waiver of withdrawal charge benefit for nursing home confinement and/or diagnosis of a terminal illness.

A free withdrawal privilege (or partial withdrawal privilege) is available that allows owners to withdraw a portion of their total purchase payments each year during the Accumulation Phase without incurring a withdrawal charge under the Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, Allianz Alterity, Allianz Rewards, Allianz High Five Bonus, Allianz High Five, Allianz High Five L, Allianz Dimensions, Allianz Elite, Allianz Vision, Allianz Connections, and Allianz Custom Income contracts that do not include the TIP. The amount that can be withdrawn differs between the contracts. For Allianz Valuemark II, Allianz Valuemark III each year the owner can withdraw 15% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Valuemark IV, each year the owner can withdraw 15% of the previous contract anniversaries contract value, less any previous withdrawals taken during the current year that were not subject to a withdrawal charge. For Allianz Dimensions, each year during the first five contract years the owner can withdraw up to 10% of total purchase payments, and the owner can withdraw up to 20% of total purchase payments each year after that. For Allianz Alterity, each year the owner can withdraw 12% of total purchase payments, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz Rewards and Allianz High Five Bonus, each year the owner can withdraw 10% of total purchase payments, not including any bonus, less any previous withdrawals taken during the year that were not subject to a withdrawal charge. For Allianz High Five and Allianz Vision, each year the owner can withdraw 12% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year. For Allianz Elite, Allianz Custom Income, Allianz High Five L and Allianz Connections each year the owner can withdraw 10% of total purchase payments, less any amount previously withdrawn under the partial withdrawal privilege in the same year.

On Allianz Alterity and Allianz Rewards, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz High Five Original Contracts, Allianz Charter II and Allianz Dimensions, under annuity options 2 or 4, partial liquidations of up to 75% of the total liquidation value (less any previously liquidated amounts) are available once each year beginning five years after the income date during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected.

On Allianz Valuemark Income Plus, under annuity options 2 or 4, partial liquidations of up to 75% of the total withdrawal value (less any previously liquidated amounts) are available once each year after the first contract year during the lifetime of the annuitant(s) while the number of variable traditional annuity payments made is less than the guaranteed number of payments selected. On Allianz Valuemark Income Plus under annuity option 6 owners may also take a liquidation once each year after the fist contract year of up to 100% of the total withdrawal value (less any previously liquidated amounts). The total liquidation value (or total withdrawal value) is equal to the present value of the remaining guaranteed variable traditional annuity payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation, less a commutation fee.


 Commutation fee during the Annuity Phase under annuity option 2, 4 or 6

   Complete Years Since      Allianz   Allianz    Allianz High Five Original      Allianz      Allianz      Allianz Valuemark
       Income Date          Alterity   Rewards            Contracts             Charter II   Dimensions        Income Plus
-----------------------------------------------------------------------------------------------------------------------------
             0                 5%         7%                   -                     -            -                 5%
             1                 4%         6%                   -                     -            -                 5%
             2                 3%         5%                   -                     -            -                 4%
             3                 2%         4%                   -                     -            -                 3%
             4                 1%         3%                   -                     -            -                 2%
             5                 1%         2%                  4%                    4%           7%                 1%
             6                 1%         1%                  3%                    3%           6%                 1%
             7                 1%         1%                  2%                    2%           5%                 1%
             8                 1%         1%                  1%                    1%           4%                 1%
             9                 1%         1%                  1%                    1%           3%                 1%
            10                 1%         1%                  1%                    1%           2%                 1%
            11+                1%         1%                  1%                    1%           1%                 1%

 On Allianz Alterity and Allianz High Five Original Contracts a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually on Allianz Alterity and Allianz High Five Original Contracts and the withdrawal charge is based on the number of contract years since the payment was received. On Allianz Dimensions a withdrawal charge is deducted for liquidations taken during the Annuity Phase under annuity option 6. 100% of the total liquidation value is available annually beginning on the fifth Contract Anniversary on Allianz Dimensions.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008




2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

 Withdrawal charge during the Annuity Phase under annuity option 6

 Complete Years Since Payment/  Allianz Alterity       Allianz High Five         Allianz Dimensions
          Issue Date                                   Original Contracts
-----------------------------------------------------------------------------------------------------
               0                      7%                         8%                       -
               1                      6%                         8%                       -
               2                      5%                         7%                       -
               3                      4%                         6%                       -
               4                      3%                         5%                       -
               5                      2%                         4%                       4%
               6                      0%                         3%                       3%
              7+                      0%                         0%                       0%

 Currently, twelve free transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products (or 2% of the amount transferred, if less, for Allianz Valuemark II, Allianz Valuemark III, Allianz Valuemark IV, and Allianz Charter). If the transfer is made under the dollar cost averaging program, flexible rebalancing program, GAV or GPV Transfers under the Living Guarantees for any of the High Five products, or the allocation and transfer restrictions for the Target Date Retirement Benefit of one of the Lifetime Benefits for the Vision or Connections products, there is no fee for the transfer, and we currently do not count these transfers against any free transfers. Total transfer fees paid by the contract owners during the years ended December 31, 2008 and 2007 were $15,578 and $7,035, respectively. Net transfers (to)/from the Fixed Accounts during the years ended December 31, 2008 and 2007 were $(3,731,722,000) and $(1,282,366,000), respectively.

 Allianz Dimensions has an optional Increased Annuity Payment Benefit that carries an additional charge per $100 of the basic annuity payment, depending on the annuitant's age and gender; the maximum charge ranges from $0.95 to $9.97. Allianz Dimensions also offers optional Guaranteed Value Protection Benefits
(GVPs), which offers either the Guaranteed Principal Protector Benefit or the Guaranteed Performance Accumulator Benefit. During the Accumulation Phase, the GVPs carry an additional charge based on the contract anniversary value that is deducted on the last day of each contract year. If the Dimensional Asset Allocation Model requirements are met, the GVP charge will not be more than 2% for the first ten contract years; otherwise, the GVP charge will not be more than 3% for the first ten contract years. On and after the tenth contract anniversary, we can increase the GVP charge to 5%.

 Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the contract owner and canceled within the free-look period, which is generally 10 days.

CAPITALIZATION

Allianz Life may provide seed capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 2007.

Portfolio                                   Capitalization Amount  Date of Capitalization
--------------                            ----------------------- -------------------------
AZL S&P 500 Index Fund                              $ 20,000,000         5/1/2007
AZL Small Cap Stock Index Fund                        20,000,000         5/1/2007
AZL NACM International Fund                           10,000,000         5/1/2007
AZL Schroder International Small Cap Fund             10,000,000         5/1/2007
AZL TargetPlus Balanced Fund                           4,000,000         5/1/2007
AZL TargetPlus Moderate Fund                           6,000,000         5/1/2007
AZL TargetPlus Growth Fund                            10,000,000         5/1/2007

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



2.      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES (CONTINUED)

Allianz Life will generally begin to recapture seed capital after the investment option reaches $3,000,000 in market value, excluding seed money. A specific percentage of daily net premium that exceeds the $3,000,000 will be recaptured, so long as the trade activity for the day is in a buy position. The seed capital recapture activity was as follows during the two year period ended December 31, 2008.


Portfolio                                         Seed Capital Recaptured Realized Gain\Loss on  Remaining Seed Capital
                                                                                 Recapture
                                                  -------------------------------------------------------------------
AZL S&P 500 Index Fund                                    $ 20,000,000              $ 154,680                    $ -
AZL Small Cap Stock Index Fund                              20,000,000             (1,164,410)                     -
AZL NACM International Fund                                 10,000,000             (1,097,471)                     -
AZL Schroder International Small Cap Fund                   10,000,000               (377,423)                     -
AZL TargetPlus Balanced Fund                                 4,000,000                 16,737                      -
AZL TargetPlus Moderate Fund                                 6,000,000                 84,889                      -
AZL TargetPlus Growth Fund                                  10,000,000                255,346                      -
                                                  -------------------------------------------------------------------
      Total                                               $ 80,000,000           $ (2,127,652)                   $ -
                                                  -------------------------------------------------------------------


3.      FEDERAL INCOME TAXES

Operations of the Separate Account form a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                  Cost of        Proceeds from
                                                Purchases           Sales
                                                ------------      --------------
AIM V.I. Capital Appreciation Fund
                                                         4             1,119
AIM V.I. Core Equity Fund
                                                        69               942
AIM V.I. International Growth Fund
                                                        32               356
Alger American Capital Appreciation Portfolio
                                                         -               548
Alger American LargeCap Growth Portfolio
                                                        13               958
Alger American MidCap Growth Portfolio
                                                     2,029             1,400
Alger American SmallCap Growth Portfolio
                                                       920             1,044
AZL AIM International Equity Fund
                                                   104,776           136,042
AZL BlackRock Capital Appreciation Fund
                                                    44,400            37,967
AZL Columbia Mid Cap Value Fund
                                                    35,932            27,509
AZL Columbia Small Cap Value Fund
                                                    37,138            35,404
AZL Columbia Technology Fund
                                                    53,184            63,754
AZL Davis NY Venture Fund
                                                   232,835           161,067
AZL Dreyfus Founders Equity Growth Fund
                                                    54,666           101,179
AZL First Trust Target Double Play Fund
                                                    77,853            53,214
AZL Franklin Small Cap Value Fund
                                                    90,016           135,826
AZL Fusion Balanced Fund
                                                   277,453           222,383
AZL Fusion Growth Fund
                                                   381,377           395,786

AZL Fusion Moderate Fund
                                                   273,787           372,205
AZL Jennison 20/20 Focus Fund
                                                   226,764           138,429
AZL Legg Mason Growth Fund
                                                   155,633           110,952
AZL Legg Mason Value Fund
                                                    38,712            63,779
AZL LMP Large Cap Growth Fund
                                                    27,182           110,479
AZL Money Market Fund
                                                 1,150,336           757,622
AZL NACM International Fund
                                                     9,077             4,824
AZL OCC Opportunity Fund
                                                    47,759            62,119
AZL OCC Value Fund
                                                    75,419           261,529
AZL Oppenheimer Global Fund
                                                    48,956            78,988
AZL Oppenheimer International Growth Fund
                                                    82,202           113,203
AZL Oppenheimer Main Street Fund
                                                    38,337            54,039
AZL PIMCO Fundamental IndexPLUS Total Return
Fund                                                14,534             7,750

AZL S&P 500 Index Fund
                                                   307,581            75,140
AZL Schroder Emerging Markets Equity Fund CL 1
                                                    28,085               944
AZL Schroder Emerging Markets Equity Fund CL 2
                                                   186,929           111,133
AZL Schroder International Small Cap Fund
                                                    32,978            22,858
AZL Small Cap Stock Index Fund
                                                   213,829            47,982
AZL TargetPLUS Balanced Fund
                                                    63,879            19,563
AZL TargetPLUS Equity Fund
                                                    63,343            44,040
AZL TargetPLUS Growth Fund
                                                    87,303            30,174
AZL TargetPLUS Moderate Fund
                                                    67,087            22,623
AZL Turner Quantitative Small Cap Growth Fund
                                                    22,055            17,797
AZL Van Kampen Comstock Fund
                                                   102,662           208,901
AZL Van Kampen Equity and Income Fund
                                                    74,589           121,457

AZL Van Kampen Global Franchise Fund
                                                   113,146           184,805
AZL Van Kampen Global Real Estate Fund
                                                    47,549            42,716

AZL Van Kampen Growth and Income Fund
                                                    68,586           123,822
AZL Van Kampen Mid Cap Growth Fund
                                                   159,812           199,286
BlackRock Global Allocations V.I. Fund
                                                   173,003            28,558

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



4.      PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:


                                                     Cost of      Proceeds from
                                                   Purchases         Sales
                                                  -----------    ---------------
Davis VA Financial Portfolio
                                                      40,955          44,049
Davis VA Real Estate Portfolio
                                                          41             291
Davis VA Value Portfolio
                                                       6,427          47,099
Dreyfus IP Small Cap Stock Index Portfolio
                                                      37,858         232,740
Dreyfus Stock Index Fund
                                                      19,725         306,188
Franklin Global Communications Securities Fund
                                                      47,469         107,049
Franklin Growth and Income Securities Fund
                                                      50,078         104,006
Franklin High Income Securities Fund
                                                      64,311          98,386
Franklin Income Securities Fund
                                                     291,097         497,415
Franklin Large Cap Growth Securities Fund
                                                      29,632          92,798
Franklin Money Market Fund
                                                          63           3,042
Franklin Real Estate Fund
                                                      77,366         102,266
Franklin Rising Dividends Securities Fund
                                                      28,191         176,280
Franklin Small Cap Value Securities Fund
                                                      19,497          55,094
Franklin Small-Mid Cap Growth Securities Fund
                                                      32,112          60,676
Franklin Templeton VIP Founding Funds
Allocation Fund                                      170,670          50,600
Franklin U.S. Government Fund
                                                     196,414         198,925
Franklin Zero Coupon Fund 2010
                                                      80,063          57,441
J.P. Morgan International Opportunities
Portfolio                                                 70             142
J.P. Morgan U.S. Large Cap Core Equity
Portfolio                                                  6              91
Jennison 20/20 Focus Portfolio
                                                      40,519         134,616
Mutual Discovery Securities Fund
                                                     192,490         353,595
Mutual Shares Securities Fund
                                                     203,783         444,433
OpCap Mid Cap Portfolio
                                                      51,341          29,830
Oppenheimer Global Securities Fund/VA
                                                      17,578          60,052
Oppenheimer High Income Fund/VA
                                                      21,166          22,847
Oppenheimer Main Street Fund/VA
                                                      11,789          38,703
PIMCO VIT All Asset Portfolio
                                                     116,402         143,776
PIMCO VIT CommodityRealReturn Strategy
Portfolio                                            238,559         171,379
PIMCO VIT Emerging Markets Bond Portfolio
                                                      35,484          35,076
PIMCO VIT Global Bond Portfolio
                                                     135,950         108,239
PIMCO VIT High Yield Portfolio
                                                      62,233          95,581

PIMCO VIT Real Return Portfolio
                                                     224,686         230,713
PIMCO VIT StocksPLUS Growth and Income
Portfolio                                              1,584           4,864
PIMCO VIT Total Return Portfolio
                                                     263,474         267,510
Seligman Global Technology Portfolio
                                                           -             271
Seligman Small-Cap Value Portfolio
                                                      31,672          33,899
SP Strategic Partners Focused Growth Portfolio
                                                       5,713          12,489
SP International Growth Portfolio
                                                      17,639          20,540
Templeton Asset Strategy Fund
                                                       2,963           2,007
Templeton Developing Markets Securities Fund
                                                      74,969         202,338
Templeton Foreign Securities Fund
                                                      52,450         108,826
Templeton Global Income Securities Fund
                                                     133,626          93,612
Templeton Growth Securities Fund
                                                     155,212         304,033
Van Kampen LIT Capital Growth Portfolio
                                                          13             998
Van Kampen LIT Enterprise Portfolio
                                                          43              24

Van Kampen LIT Growth and Income Portfolio
                                                          77              67

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                                                    AIM V.I.
                                  AIM V.I. Capital        AIM V.I. Core      International Growth
                                 Appreciation Fund         Equity Fund               Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions

Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (43)      (147)        (22)       (19)        (11)       (22)
     Surrenders and
terminations                        (107)      (287)        (65)      (139)        (23)       (51)
     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -

     Contract Maintenance
Charges                               (1)        (1)           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (151)      (435)        (87)      (158)        (34)       (73)
                               ----------- ---------- ----------- ---------- ----------- ----------





                                   Alger American         Alger American         Alger American
                               Capital Appreciation      LargeCap Growth         MidCap Growth
                                     Portfolio              Portfolio              Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (11)       (11)        (31)       (50)        (41)       (71)
     Surrenders and
terminations                         (41)       (51)        (77)      (158)        (65)      (123)

     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -
     Contract Maintenance
Charges                                 -          -           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (52)       (62)       (108)      (208)       (106)      (194)
                               ----------- ---------- ----------- ---------- ----------- ----------




                                   Alger American                                   AZL AIM
                                  SmallCap Growth      AZL AIM Basic Value   International Equity
                                     Portfolio                Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -        594       2,701      2,846
     Transfers between funds
                                      (7)        (1)           -   (14,535)     (5,054)      1,040
     Surrenders and
terminations                         (11)       (10)           -      (843)       (954)    (1,006)
     Rescissions
                                        -          -           -        (7)       (124)       (90)
     Bonus
                                        -          -           -          8          41         54
     Contract Maintenance
Charges                                 -          -           -        (2)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (18)       (11)           -   (14,785)     (3,394)      2,842
                               ----------- ---------- ----------- ---------- ----------- ----------



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                   AZL BlackRock
                               Capital Appreciation      AZL Columbia Mid      AZL Columbia Small
                                       Fund              Cap Value Fund         Cap Value Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,761        929       1,970      1,382         871        869
     Transfers between funds
                                    (784)       (81)       (422)        856       (898)    (1,124)
     Surrenders and
terminations                        (280)      (240)       (177)      (211)       (293)      (287)

     Rescissions
                                     (37)       (14)        (40)       (31)        (17)       (31)
     Bonus
                                       17         12          20         20           9         13
     Contract Maintenance
Charges                               (1)        (1)         (1)          -         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                          676        605       1,350      2,016       (329)      (561)
                               ----------- ---------- ----------- ---------- ----------- ----------




                                                                                  AZL Dreyfus
                                    AZL Columbia           AZL Davis NY         Founders Equity
                                  Technology Fund         Venture Fund            Growth Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,980      1,220       5,630      4,237       2,323      2,054
     Transfers between funds
                                  (3,558)      3,862       9,710    (2,482)     (6,789)     13,868
     Surrenders and
terminations                        (682)      (575)     (2,072)    (1,866)     (2,022)    (1,409)

     Rescissions
                                     (57)       (43)       (203)       (86)        (67)       (38)
     Bonus
                                       35         27          50         50          21         30
     Contract Maintenance
Charges                               (3)        (1)         (9)        (5)         (7)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,285)      4,490      13,106      (152)     (6,541)     14,502
                               ----------- ---------- ----------- ---------- ----------- ----------




                                  AZL First Trust
                                Target Double Play      AZL Franklin Small    AZL Fusion Balanced
                                       Fund              Cap Value Fund              Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    5,425      3,911       2,252      3,171      13,394      7,047
     Transfers between funds
                                  (1,436)      4,523     (4,829)    (3,489)     (6,273)      1,008
     Surrenders and
terminations                        (557)      (140)       (999)    (1,038)     (2,907)    (1,809)

     Rescissions
                                    (119)      (103)        (71)       (67)       (342)      (131)
     Bonus
                                       46         61          29         43         126         91
     Contract Maintenance
Charges                               (2)          -         (4)        (3)         (7)        (4)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        3,357      8,252     (3,622)    (1,383)       3,991      6,202
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                 AZL Fusion Growth     AZL Fusion Moderate     AZL Jennison 20/20
                                       Fund                   Fund                Focus Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                   22,791     24,989      15,937     17,701       4,105      2,831
     Transfers between funds
                                 (24,031)    (5,546)    (24,925)    (2,080)       2,409         99
     Surrenders and
terminations                      (4,587)    (4,264)     (4,308)    (3,439)       (948)      (662)

     Rescissions
                                    (641)      (721)       (498)      (374)       (134)       (51)
     Bonus
                                      315        416         153        179          38         27
     Contract Maintenance
Charges                              (26)       (13)        (17)       (10)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,179)     14,861    (13,658)     11,977       5,466      2,242
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL Legg Mason         AZL Legg Mason       AZL LMP Large Cap
                                    Growth Fund            Value Fund             Growth Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,348      2,581       1,557      1,837         553        665
     Transfers between funds
                                    9,970      4,394     (4,327)    (3,242)    (12,586)    (1,806)
     Surrenders and
terminations                        (885)      (695)       (902)    (1,079)     (1,037)    (1,034)
     Rescissions
                                    (139)       (57)        (56)       (37)        (12)       (16)
     Bonus
                                       46         40          17         27           7         10

     Contract Maintenance
Charges                               (5)        (2)         (5)        (3)         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       12,335      6,261     (3,716)    (2,497)    (13,078)    (2,184)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  AZL Money Market           AZL NACM         AZL OCC Opportunity
                                       Fund            International Fund            Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                   42,828     31,970         694        300       1,091      1,043
     Transfers between funds
                                   11,198      1,287        (12)        391     (2,511)      (305)
     Surrenders and
terminations                     (15,426)   (16,087)        (55)       (29)       (661)      (671)

     Rescissions
                                  (1,259)      (987)        (28)        (2)        (35)       (27)
     Bonus
                                      499        340           6          4          13         19

     Contract Maintenance
Charges                              (13)        (9)           -          -         (3)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       37,827     16,514         605        664     (2,106)         57
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

          Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                AZL OCC Renaissance                             AZL Oppenheimer
                                       Fund             AZL OCC Value Fund        Global Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -        946         544        950       1,790      2,188
     Transfers between funds
                                        -   (22,730)    (28,436)     15,550     (4,346)    (2,021)
     Surrenders and
terminations                            -    (1,353)     (2,398)    (1,618)       (711)      (657)
     Rescissions
                                        -       (30)        (33)       (22)        (71)       (76)
     Bonus
                                        -          9           5         12          22         31
     Contract Maintenance
Charges                                 -        (4)         (8)        (4)         (4)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                            -   (23,162)    (30,326)     14,868     (3,320)      (537)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                   AZL PIMCO
                                  AZL Oppenheimer                                 Fundamental
                               International Growth      AZL Oppenheimer        IndexPLUS Total
                                       Fund             Main Street Fund          Return Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,426      2,523       1,332      1,581         524        226
     Transfers between funds
                                  (4,418)      1,538     (3,408)      (366)         321         20
     Surrenders and
terminations                        (687)      (667)       (596)      (522)        (51)       (37)
     Rescissions
                                     (83)       (79)        (40)       (54)        (18)       (15)
     Bonus
                                       42         43          21         28           6          5
     Contract Maintenance
Charges                               (3)        (2)         (3)        (2)           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,723)      3,356     (2,694)        665         782        199
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                           AZL Schroder           AZL Schroder
                                 AZL S&P 500 Index      Emerging Markets       Emerging Markets
                                       Fund             Equity Fund CL 1       Equity Fund CL 2
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,988      1,323           6          6       3,489      3,181
     Transfers between funds
                                   23,517      1,483       4,928         11       8,092      5,561
     Surrenders and
terminations                        (756)       (41)        (17)        (1)       (720)      (407)
     Rescissions
                                     (81)        (8)           -          -       (130)      (109)
     Bonus
                                       61         15           -          -          48         53
     Contract Maintenance
Charges                               (4)          -           -          -         (4)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                       27,725      2,772       4,917         16      10,775      8,278
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                    AZL Schroder
                                International Small    AZL Small Cap Stock       AZL TargetPLUS
                                     Cap Fund              Index Fund            Balanced Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,437        701       1,907        773       5,514        671
     Transfers between funds
                                        -        447      15,759        485          80        402
     Surrenders and
terminations                         (80)        (9)       (388)        (9)       (108)          1

     Rescissions
                                     (39)       (15)        (53)       (14)       (198)        (8)
     Bonus
                                       18         12          19         11          61          5
     Contract Maintenance
Charges                                 -          -         (3)          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        1,336      1,136      17,241      1,246       5,349      1,071
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL TargetPLUS         AZL TargetPLUS         AZL TargetPLUS
                                    Equity Fund            Growth Fund           Moderate Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,875      3,597       8,052      3,400       6,412      1,391

     Transfers between funds
                                  (1,847)      4,688       (660)        486       (356)        917
     Surrenders and
terminations                        (427)      (203)       (215)       (35)       (303)       (42)
     Rescissions
                                    (152)       (74)       (224)       (96)       (246)       (57)
     Bonus
                                       60         55         112         55         112         16
     Contract Maintenance
Charges                               (2)          -         (1)          -         (1)          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        2,507      8,063       7,064      3,810       5,618      2,225
                               ----------- ---------- ----------- ---------- ----------- ----------


                                     AZL Turner           AZL Van Kampen
                                Quantitative Small      Aggressive Growth        AZL Van Kampen
                                  Cap Growth Fund             Fund               Comstock Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      656        540           -        832       2,254      3,557
     Transfers between funds
                                    (588)      (682)           -   (11,245)    (13,732)      5,006
     Surrenders and
terminations                        (131)      (138)           -      (563)     (3,785)    (3,594)

     Rescissions
                                     (15)       (17)           -       (19)        (72)       (86)
     Bonus
                                        7          7           -         15          20         42
     Contract Maintenance
Charges                               (1)          -           -        (2)        (14)        (9)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (72)      (290)           -   (10,982)    (15,329)      4,916
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                   AZL Van Kampen         AZL Van Kampen         AZL Van Kampen
                                 Equity and Income      Global Franchise      Global Real Estate
                                       Fund                   Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,617      4,285       2,768      4,065       2,214      3,551
     Transfers between funds
                                  (7,195)    (1,831)     (7,468)    (3,241)     (1,705)      (502)
     Surrenders and
terminations                      (1,222)    (1,088)     (1,302)    (1,255)       (394)      (362)

     Rescissions
                                    (119)       (96)        (91)      (116)        (90)       (96)
     Bonus
                                       31         48          26         42          26         50
     Contract Maintenance
Charges                               (4)        (3)         (5)        (3)         (2)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (4,892)      1,315     (6,072)      (508)          49      2,640
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   AZL Van Kampen                                AZL Van Kampen
                                 Growth and Income      AZL Van Kampen Mid     Strategic Growth
                                       Fund              Cap Growth Fund             Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,023      2,622       4,574      3,583           -      1,041
     Transfers between funds
                                  (5,901)    (3,640)     (8,589)      9,235           -   (20,111)
     Surrenders and
terminations                      (2,061)    (2,107)     (1,965)    (1,428)           -    (1,016)
     Rescissions
                                     (84)       (64)       (212)       (91)           -       (22)
     Bonus
                                       20         32          58         53           -         15

     Contract Maintenance
Charges                               (6)        (5)         (8)        (4)           -        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,009)    (3,162)     (6,142)     11,348           -   (20,096)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  BlackRock Global
                                 Allocations V.I.       Davis VA Financial       Davis VA Real
                                       Fund                 Portfolio          Estate Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                               11,279      -          1,290       788        -           -
     Transfers between funds
                               5,094       -          (1,015)     (1,634)    (5)         (3)
     Surrenders and
terminations                   (236)       -          (534)       (666)      (5)         (12)
     Rescissions
                               (272)       -          (39)        (15)       -           -
     Bonus
                               74          -          15          11         -           -
     Contract Maintenance
Charges                        (1)         -          (2)         (2)        -           -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                   15,938      -          (285)       (1,518)    (10)        (15)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:


                                                         Dreyfus IP Small
                                   Davis VA Value        Cap Stock Index      Dreyfus Stock Index
                                     Portfolio              Portfolio                Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       57        102         114      1,004         166      1,270
     Transfers between funds
                                  (2,549)    (1,211)    (15,172)    (3,592)    (23,394)    (5,009)
     Surrenders and
terminations                      (1,205)    (1,467)       (828)    (1,122)     (1,654)    (2,312)
     Rescissions
                                      (2)        (2)         (4)       (40)        (13)       (35)
     Bonus
                                        1          1           1         10           1         11

     Contract Maintenance
Charges                               (3)        (3)         (3)        (3)         (5)        (6)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,701)    (2,580)    (15,892)    (3,743)    (24,899)    (6,081)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                  Franklin Global      Franklin Growth and       Franklin High
                                  Communications        Income Securities      Income Securities
                                  Securities Fund             Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      724        853          89        423         819      1,195
     Transfers between funds
                                  (2,442)        948     (1,777)    (1,116)     (2,048)    (1,279)
     Surrenders and
terminations                        (727)      (950)     (1,188)    (1,700)       (765)      (944)
     Rescissions
                                     (25)       (35)         (9)       (11)        (32)       (18)
     Bonus
                                       13         20           1          6          11         16
     Contract Maintenance
Charges                               (4)        (4)         (5)        (4)         (2)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,461)        832     (2,889)    (2,402)     (2,017)    (1,032)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                        Franklin Large Cap
                                  Franklin Income       Growth Securities        Franklin Money
                                  Securities Fund             Fund                Market Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    3,796      5,854         175        537           -          -
     Transfers between funds
                                  (7,889)    (1,434)     (3,499)    (1,990)        (26)       (49)
     Surrenders and
terminations                      (2,183)    (2,258)     (1,109)    (1,571)       (129)      (279)
     Rescissions
                                    (135)      (139)        (19)       (14)           -          -
     Bonus
                                       29         52           1          6           -          -
     Contract Maintenance
Charges                               (8)        (5)         (5)        (4)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,390)      2,070     (4,456)    (3,036)       (156)      (329)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                                         Franklin Rising       Franklin Small Cap
                                   Franklin Real      Dividends Securities     Value Securities
                                    Estate Fund               Fund                   Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       53        134          94        373          53        121
     Transfers between funds
                                  (1,578)    (1,732)     (3,581)    (2,570)     (2,224)    (1,621)
     Surrenders and
terminations                        (515)      (771)     (1,448)    (1,779)       (752)    (1,023)

     Rescissions
                                      (3)        (4)         (6)        (8)         (9)        (4)
     Bonus
                                        1          1           -          1           1          2

     Contract Maintenance
Charges                               (2)        (2)         (5)        (4)         (2)        (2)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,044)    (2,374)     (4,946)    (3,987)     (2,933)    (2,527)
                               ----------- ---------- ----------- ---------- ----------- ----------

                                 Franklin Small-Mid     Franklin Templeton
                                    Cap Growth         VIP Founding Funds        Franklin U.S.
                                  Securities Fund        Allocation Fund        Government Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       73        130      17,286      1,970       1,843      1,040
     Transfers between funds
                                  (1,565)      (949)     (1,115)      2,649          57      (802)
     Surrenders and
terminations                        (903)    (1,303)       (458)       (31)     (2,040)    (2,279)
     Rescissions
                                      (4)        (4)       (582)       (61)        (79)       (12)

     Bonus
                                        2          1         169         19          18         10
     Contract Maintenance
Charges                               (4)        (3)         (2)          -         (5)        (5)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (2,401)    (2,128)      15,298      4,546       (206)    (2,048)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                           J.P. Morgan
                                                          International         J.P. Morgan U.S.
                                   Franklin Zero          Opportunities         Large Cap Core
                                 Coupon Fund 2010           Portfolio          Equity Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      387        147           -          -           -          -

     Transfers between funds
                                      562          7        (11)        (2)           -        (4)
     Surrenders and
terminations                        (315)      (232)         (4)        (4)        (11)        (8)

     Rescissions
                                     (21)        (5)           -          -           -          -
     Bonus
                                        3          2           -          -           -          -

     Contract Maintenance
Charges                               (1)        (1)           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                          615       (82)        (15)        (6)        (11)       (12)
                               ----------- ---------- ----------- ---------- ----------- ----------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                   Jennison 20/20        Mutual Discovery        Mutual Shares
                                  Focus Portfolio        Securities Fund        Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       41        101       3,730      4,359       5,542     10,659
     Transfers between funds
                                  (6,298)    (1,105)     (9,111)      (948)    (16,040)    (4,695)
     Surrenders and
terminations                        (395)      (524)     (2,135)    (2,335)     (3,744)    (4,174)
     Rescissions
                                      (2)        (3)       (176)       (90)       (264)      (285)
     Bonus
                                        -          2          39         57          50        107

     Contract Maintenance
Charges                               (1)        (1)         (8)        (6)        (13)        (9)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (6,655)    (1,530)     (7,661)      1,037    (14,469)      1,603
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   OpCap Mid Cap        Oppenheimer Global      Oppenheimer High
                                     Portfolio         Securities Fund/VA       Income Fund/VA
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    2,069      1,431          75        139          12         25
     Transfers between funds
                                      287        173     (3,073)    (1,606)       1,578      (332)
     Surrenders and
terminations                        (196)       (80)     (1,343)    (1,609)       (244)      (300)

     Rescissions
                                     (77)       (31)         (5)        (4)           -          -
     Bonus
                                       24         21           1          2           -          -

     Contract Maintenance
Charges                               (1)          -         (4)        (3)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        2,106      1,514     (4,349)    (3,081)       1,345      (608)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                   PIMCO VIT
                                  Oppenheimer Main     PIMCO VIT All Asset    CommodityRealReturn
                                  Street Fund/VA            Portfolio         Strategy Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      110        149       2,990      1,220       4,447      1,394

     Transfers between funds
                                  (2,706)    (1,231)     (4,833)    (2,944)        (36)      (142)
     Surrenders and
terminations                      (1,312)    (1,666)     (1,001)    (1,051)       (895)      (406)
     Rescissions
                                     (12)        (3)        (69)       (43)       (155)       (35)
     Bonus
                                        1          2          44         23          60         22

     Contract Maintenance
Charges                               (5)        (4)         (3)        (2)         (3)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,924)    (2,753)     (2,872)    (2,797)       3,418        832
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:




                                 PIMCO VIT Emerging
                                   Markets Bond          PIMCO VIT Global        PIMCO VIT High
                                     Portfolio           Bond Portfolio         Yield Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    1,225        869       2,732      1,150       1,218      1,175
     Transfers between funds
                                  (1,318)       (90)         220      1,404     (3,281)    (2,350)
     Surrenders and
terminations                        (262)      (173)       (691)      (224)     (1,091)    (1,161)
     Rescissions
                                     (30)       (27)       (115)       (23)        (45)       (36)
     Bonus
                                       16         15          27         21          13         18

     Contract Maintenance
Charges                               (1)          -         (2)          -         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (370)        594       2,171      2,328     (3,189)    (2,357)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                            PIMCO VIT
                                   PIMCO VIT Real       StocksPLUS Growth       PIMCO VIT Total
                                 Return Portfolio     and Income Portfolio     Return Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                    4,365      1,634          12         17       5,955      3,769
     Transfers between funds
                                  (3,787)    (2,163)       (194)      (186)     (3,342)    (1,614)
     Surrenders and
terminations                      (1,782)    (1,555)       (259)      (212)     (3,978)    (3,546)
     Rescissions
                                    (167)       (39)         (3)          -       (191)       (77)
     Bonus
                                       60         18           -          -          77         62
     Contract Maintenance
Charges                               (6)        (4)         (1)        (1)        (10)        (8)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (1,317)    (2,109)       (445)      (382)     (1,489)    (1,414)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                                                  SP Strategic
                                  Seligman Global       Seligman Small-Cap     Partners Focused
                               Technology Portfolio      Value Portfolio       Growth Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -          30         42          39         52
     Transfers between funds
                                     (12)       (28)       (888)      (718)     (1,008)      (668)
     Surrenders and
terminations                         (26)       (97)       (471)      (669)       (284)      (385)
     Rescissions
                                        -          -           -        (1)           -          -
     Bonus
                                        -          -           -          1           1          1
     Contract Maintenance
Charges                                 -          -         (2)        (1)         (1)        (1)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                         (38)      (125)     (1,331)    (1,346)     (1,253)    (1,001)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:

                                                                                   Templeton
                                  SP International       Templeton Asset      Developing Markets
                                 Growth Portfolio         Strategy Fund         Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                       27         29           -          -         129        348
     Transfers between funds
                                    (981)        571        (18)       (21)    (12,151)    (2,727)
     Surrenders and
terminations                        (214)      (202)        (30)      (121)       (817)    (1,370)
     Rescissions
                                     (11)          -           -          -        (18)        (5)
     Bonus
                                        -          -           -          -           1          4
     Contract Maintenance
Charges                               (1)        (1)           -          -         (3)        (3)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (1,180)        397        (48)      (142)    (12,859)    (3,753)
                               ----------- ---------- ----------- ---------- ----------- ----------


                                                         Templeton Global
                                 Templeton Foreign      Income Securities       Templeton Growth
                                  Securities Fund             Fund              Securities Fund
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                      108        637       1,509        542       3,480      6,667
     Transfers between funds
                                  (2,359)    (1,247)         196      1,373     (9,449)    (3,187)
     Surrenders and
terminations                      (1,315)    (1,826)       (325)      (147)     (2,161)    (2,545)
     Rescissions
                                      (4)       (24)        (44)       (11)       (142)      (154)
     Bonus
                                        1          6          15          8          31         63
     Contract Maintenance
Charges                               (5)        (4)         (1)          -        (10)        (6)
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                      (3,574)    (2,458)       1,350      1,765     (8,251)        838
                               ----------- ---------- ----------- ---------- ----------- ----------


                                   Van Kampen LIT                                Van Kampen LIT
                                  Capital Growth          Van Kampen LIT       Growth and Income
                                     Portfolio        Enterprise Portfolio         Portfolio
                               ---------------------- ---------------------- ----------------------
                                  2008       2007        2008       2007        2008       2007
                               ----------- ---------- ----------- ---------- ----------- ----------
 Contract Transactions
     Purchase payments
                                        -          -           -          -           -          -
     Transfers between funds
                                     (48)       (93)         (2)        (3)         (1)        (1)
     Surrenders and
terminations                         (87)      (130)         (2)        (4)         (3)        (4)
     Rescissions
                                        -          -           -          -           -          -
     Bonus
                                        -          -           -          -           -          -

     Contract Maintenance
Charges                                 -          -           -          -           -          -
                               ----------- ---------- ----------- ---------- ----------- ----------
Total Net Contract
Transactions                        (135)      (223)         (4)        (7)         (4)        (5)
                               ----------- ---------- ----------- ---------- ----------- ----------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

5. CONTRACT TRANSACTIONS - ALL PRODUCTS ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

   Transactions in units for each subaccount, excluding units for annuitized contracts, for the years ended December 31, 2008 and 2007 were as follows:



                                                   Total All Funds
                                      ------------------------------------------
                                              2008                 2007
                                      --------------------- --------------------
 Contract Transactions
     Purchase payments                             270,756              212,059
     Transfers between funds                     (244,097)             (70,194)
     Surrenders and terminations                 (100,527)            (102,581)
     Rescissions                                   (8,714)              (5,475)
     Bonus                                           3,065                2,747
     Contract Maintenance Charges                    (334)                (222)
                                      --------------------- --------------------
Total Net Contract Transactions                   (79,851)               36,334
                                      --------------------- --------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.            FINANCIAL HIGHLIGHTS

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units        Unit Fair Value   Net     Investment   Expense Ratio       Total Return
                                        Outstanding                    Assets  Income          lowest to          lowest to
                                           ****     lowest to highest   ****     Ratio*       highest**          highest***
AIM V.I. Capital Appreciation Fund
   2008                                        981  $4.31  to   $4.89   4,594       0.00%  1.15%  to  2.55%  -43.94%  to -43.15%
   2007                                      1,132  $7.69  to   $8.60   9,390       0.00%  1.15%  to  2.55%    9.18%  to  10.73%
   2006                                      1,568  $7.05  to   $7.77  11,798       0.05%  1.15%  to  2.55%    3.63%  to   5.09%
   2005                                        762  $6.80  to   $7.39   5,430       0.05%  1.15%  to  2.55%    6.10%  to   7.59%
   2004                                        971  $6.41  to   $6.87   6,470       0.00%  1.15%  to  2.55%    3.93%  to   5.40%
AIM V.I. Core Equity Fund
   2008                                        364  $7.74  to   $8.04   2,884       2.01%  1.15%  to  2.55%  -31.90%  to -30.94%
   2007                                        451  $11.37 to  $11.64   5,199       1.02%  1.15%  to  2.55%    5.38%  to   6.87%
   2006                                        609  $10.85 to  $10.95   6,644       1.59%  1.15%  to  2.55%    9.03%  to   9.56%
   2005                                      1,110  $6.41  to   $6.97   7,473       0.79%  1.15%  to  2.55%    3.00%  to   4.45%
   2004                                      1,334  $6.23  to   $6.67   8,648       0.44%  1.15%  to  2.55%    3.10%  to   4.56%
AIM V.I. International Growth Fund
   2008                                        168  $6.85  to   $7.62   1,221       0.54%  1.15%  to  2.55%  -41.88%  to -41.06%
   2007                                        202  $11.76 to  $12.93   2,493       0.37%  1.15%  to  2.55%   11.82%  to  13.40%
   2006                                        275  $10.45 to  $11.51   3,037       0.98%  1.15%  to  2.55%   25.01%  to  26.77%
   2005                                        326  $8.28  to   $8.99   2,826       0.65%  1.15%  to  2.55%   14.97%  to  16.58%
   2004                                        365  $7.20  to   $7.71   2,731       0.65%  1.15%  to  2.55%   20.87%  to  22.58%
Alger American LargeCap Growth
Portfolio
   2008                                        536  $4.74  to   $5.38   2,797       0.22%  1.15%  to  2.55%  -47.51%  to -46.77%
   2007                                        644  $9.02  to  $10.11   6,352       0.35%  1.15%  to  2.55%   16.91%  to  18.57%
   2006                                        852  $7.72  to   $8.53   7,105       0.13%  1.15%  to  2.55%    2.51%  to   3.95%
   2005                                      1,088  $7.53  to   $8.20   8,756       0.24%  1.15%  to  2.35%    9.44%  to  10.76%
   2004                                      1,394  $6.96  to   $7.41  10,168       0.00%  1.15%  to  2.35%    3.04%  to   4.29%
Alger American Capital Appreciation
Portfolio
   2008                                        266  $6.23  to   $6.56   1,750       0.00%  1.15%  to  2.55%  -46.52%  to -45.76%
   2007                                        318  $11.58 to  $12.11   3,881       0.00%  1.15%  to  2.55%   30.15%  to  32.00%
   2006                                        380  $8.44  to   $9.33   3,523       0.00%  1.15%  to  2.55%   16.27%  to  17.90%
   2005                                        461  $7.55  to   $7.81   3,627       0.00%  1.35%  to  1.90%   12.30%  to  12.92%
   2004                                        642  $6.51  to   $6.92   4,466       0.00%  1.35%  to  2.55%    5.46%  to   6.73%
Alger American MidCap Growth Portfolio
   2008                                        431  $6.34  to   $7.18   2,941       0.17%  1.15%  to  2.55%  -59.41%  to -58.83%
   2007                                        537  $15.62 to  $17.45   8,955       0.00%  1.15%  to  2.55%   28.23%  to  30.05%
   2006                                        732  $12.18 to  $13.42   9,429       0.00%  1.15%  to  2.55%    7.38%  to   8.88%
   2005                                        944  $11.34 to  $12.32  11,240       0.00%  1.15%  to  2.55%    7.07%  to   8.57%
   2004                                      1,135  $10.59 to  $11.35  12,515       0.00%  1.15%  to  2.55%   10.19%  to  11.75%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),   unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
Alger American SmallCap Growth
Portfolio
   2008                                        99   $4.47  to  $4.98      479       0.00%  1.15%  to   2.55%  -47.95% to  -47.21%
   2007                                       117   $8.59  to  $9.60    1,076       0.00%  1.15%  to   2.55%  14.27%  to  15.89%
   2006                                       128   $7.52  to  $8.28    1,018       0.00%  1.15%  to   2.55%  17.00%  to  18.65%
   2005                                       164   $6.42  to  $6.98    1,108       0.00%  1.15%  to   2.55%  13.95%  to  15.55%
   2004                                       188   $5.64  to  $6.04    1,103       0.00%  1.15%  to   2.55%  13.63%  to  15.23%
AZL AIM International Equity Fund
   2008                                    12,283  $10.31  to  $11.63 133,883       0.47%  1.00%  to   3.00%  -43.24% to  -42.09%
   2007                                    15,677  $18.42  to  $20.11 300,838       0.53%  1.00%  to   2.95%  11.27%  to  13.48%
   2006                                    12,836  $16.51  to  $17.88 219,438       0.22%  1.00%  to   2.70%  13.31%  to  23.67%
   2005                                     8,473  $13.35  to  $14.13 116,487       0.25%  1.15%  to   2.70%  13.27%  to  15.04%
   2004                                     4,677  $11.79  to  $12.29  56,469       0.00%  1.15%  to   2.70%  18.86%  to  20.73%
AZL BlackRock Capital Appreciation
Fund
   2008                                     5,342   $7.76  to  $8.30   42,814       0.00%  1.00%  to   3.00%  -38.26% to  -37.01%
   2007                                     4,666  $12.70  to  $13.16  60,239       0.00%  1.00%  to   2.95%   7.68%  to   9.81%
   2006                                     4,061  $11.75  to  $12.07  48,235       0.00%  1.00%  to   2.60%  -1.03%  to   9.57%
   2005(2)                                  3,038  $11.87  to  $11.97  36,245       0.00%  1.40%  to   2.60%  18.74%  to  19.68%
AZL Columbia Mid Cap Value Fund
   2008                                     5,241   $4.66  to  $4.90   25,031       0.56%  1.00%  to   3.00%  -53.57% to  -52.63%
   2007                                     3,891  $10.11  to  $10.36  39,787       0.01%  1.00%  to   2.95%   0.82%  to   2.82%
   2006                                     1,876  $10.00  to  $10.10  18,837       0.61%  1.00%  to   2.60%  10.18%  to  10.79%
AZL Columbia Small Cap Value Fund
   2008                                     4,359   $5.77  to  $8.43   34,886       0.60%  1.00%  to   3.00%  -34.10% to  -32.77%
   2007                                     4,688  $11.86  to  $12.55  57,106       0.25%  1.00%  to   2.95%  -10.92% to  -9.16%
   2006                                     5,250  $13.28  to  $13.90  71,186       0.07%  1.00%  to   2.70%  10.39%  to  12.01%
   2005                                     4,551  $12.03  to  $12.29  55,521       0.00%  1.40%  to   2.70%   0.64%  to   1.96%
   2004                                     2,551  $11.95  to  $12.06  30,731       0.20%  1.40%  to   2.70%  18.84%  to  19.87%
AZL Columbia Technology Fund
   2008                                     8,281   $4.35  to  $4.96   38,287       0.00%  1.00%  to   3.00%  -52.10% to  -51.13%
   2007                                    10,566   $9.24  to  $10.17 101,713       0.00%  1.00%  to   2.95%  19.16%  to  21.52%
   2006                                     6,075   $7.74  to  $8.45   48,532       0.00%  1.00%  to   2.70%  -0.17%  to  11.26%
   2005                                     5,916   $7.77  to  $8.27   47,113       0.00%  1.15%  to   2.65%  -1.92%  to  -0.45%
   2004                                     5,891   $7.91  to  $8.30   47,555       0.00%  1.15%  to   2.70%  -6.88%  to  -5.42%
AZL Davis NY Venture Fund
   2008                                    43,169   $7.12  to  $8.10  326,971       0.94%  1.00%  to   3.00%  -42.26% to  -41.10%
   2007                                    30,063  $12.51  to  $13.77 395,443       0.44%  1.00%  to   2.95%   1.11%  to   3.11%
   2006                                    30,217  $12.34  to  $13.47 389,221       0.29%  1.00%  to   2.70%   9.24%  to  10.88%
   2005                                    23,999  $11.13  to  $11.87 276,557       0.13%  1.15%  to   2.70%   6.77%  to   8.43%
   2004                                    13,974  $10.43  to  $10.95 149,818       0.23%  1.15%  to   2.70%   7.60%  to   9.29%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),  unit  values,   net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
AZL Dreyfus Founders Equity Growth
Fund
   2008                                    19,264  $5.92  to   $6.75   121,848       0.29%  1.00%  to  3.00%  -43.36% to  -42.21%
   2007                                    25,805  $10.64 to  $11.71   287,472       0.06%  1.00%  to  2.95%   5.57%  to    7.67%
   2006                                    11,304  $10.05 to  $10.97   118,436       0.00%  1.00%  to  2.70%   9.93%  to   10.63%
   2005                                     9,188  $9.14  to   $9.75    86,799       0.28%  1.15%  to  2.70%   1.78%  to    3.37%
   2004                                     8,196  $8.98  to   $9.43    75,508       0.00%  1.15%  to  2.70%   4.84%  to    6.48%
AZL First Trust Target Double Play
Fund
   2008                                    11,609  $4.70  to   $4.87    55,560       0.77%  1.00%  to  3.00%  -55.03% to  -54.12%
   2007(4)                                  8,252  $10.48 to  $10.62    87,109       0.00%  1.00%  to  2.95%   3.84%  to    5.75%
AZL Franklin Small Cap Value Fund
   2008                                    12,991  $10.43 to  $11.59   142,496       1.14%  1.00%  to  3.00%  -35.69% to  -34.39%
   2007                                    16,613  $16.45 to  $17.69   282,993       0.50%  1.00%  to  2.95%  -7.17%  to   -5.33%
   2006                                    17,997  $17.68 to  $18.82   327,285       0.28%  1.00%  to  2.70%  10.54%  to   12.35%
   2005                                    14,272  $15.74 to  $16.29   229,386       0.54%  1.40%  to  2.70%   4.19%  to    5.55%
   2004                                     8,311  $15.10 to  $15.44   127,319       0.00%  1.40%  to  2.70%  19.81%  to   21.38%
AZL Fusion Balanced Fund
   2008                                    33,864  $8.18  to   $8.75   286,477       2.37%  1.00%  to  3.00%  -29.59% to  -28.17%
   2007                                    29,873  $11.74 to  $12.20   357,955       1.37%  1.00%  to  2.95%   3.98%  to    6.04%
   2006                                    23,672  $11.25 to  $11.55   269,515       0.33%  1.00%  to  2.60%   6.68%  to    6.82%
   2005(2)                                 10,884  $10.54 to  $10.63   115,359       0.00%  1.40%  to  2.60%   5.47%  to    6.31%
AZL Fusion Growth Fund
   2008                                    81,307  $7.27  to   $7.79   610,094       1.49%  1.00%  to  3.00%  -40.75% to  -39.55%
   2007                                    87,486  $12.41 to  $12.90  1,103,016      0.48%  1.00%  to  2.95%   2.66%  to    4.70%
   2006                                    72,625  $12.04 to  $12.37   883,579       0.07%  1.00%  to  2.60%   9.33%  to   10.05%
   2005(2)                                 30,467  $11.02 to  $11.11   337,345       0.00%  1.40%  to  2.60%  10.18%  to   11.06%
AZL Fusion Moderate Fund
   2008                                    52,489  $7.75  to   $8.30   419,531       2.29%  1.00%  to  3.00%  -34.92% to  -33.60%
   2007                                    66,147  $12.00 to  $12.48   809,286       0.95%  1.00%  to  2.95%   3.43%  to    5.48%
   2006                                    54,177  $11.57 to  $11.88   633,894       0.22%  1.00%  to  2.60%   7.88%  to    8.25%
   2005(2)                                 27,565  $10.72 to  $10.81   296,907       0.00%  1.40%  to  2.60%   7.24%  to    8.09%
AZL Jennison 20/20 Focus Fund
   2008                                    18,959  $8.28  to   $8.86   162,427       0.12%  1.00%  to  3.00%  -41.88% to  -40.71%
   2007                                    13,493  $14.36 to  $14.97   198,067       0.19%  1.00%  to  2.95%   7.50%  to    9.63%
   2006                                    11,386  $13.35 to  $13.71   153,824       0.00%  1.00%  to  2.60%   9.90%  to   10.78%
   2005(2)                                  6,387  $12.15 to  $12.25    77,994       0.24%  1.40%  to  2.60%  21.50%  to   22.47%


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A   summary  of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Legg Mason Growth Fund
   2008                                    26,857   $4.67  to  $5.26  132,498       0.00%  1.00%  to   3.00%  -61.87% to  -61.09%
   2007                                    14,522  $12.44  to  $13.54 188,913       0.00%  1.00%  to   2.95%  11.66%  to  13.87%
   2006                                     8,260  $11.08  to  $12.00  94,574       0.00%  1.00%  to   2.70%  -1.98%  to  13.92%
   2005                                     6,801  $11.30  to  $11.97  78,816       0.00%  1.15%  to   2.70%   8.11%  to   9.79%
   2004                                     4,610  $10.46  to  $10.90  49,005       0.00%  1.15%  to   2.70%   5.19%  to   6.84%
AZL Legg Mason Value Fund
   2008                                    11,652   $4.64  to  $5.28   57,418       0.00%  1.00%  to   3.00%  -56.23% to  -55.34%
   2007                                    15,368  $10.76  to  $11.84 173,309       0.00%  1.00%  to   2.95%  -8.93%  to  -7.13%
   2006                                    17,865  $11.79  to  $12.87 220,530       0.00%  1.00%  to   2.70%   3.87%  to  14.97%
   2005                                    17,146  $11.35  to  $12.11 202,687       0.00%  1.15%  to   2.70%   3.44%  to   5.05%
   2004                                     6,954  $10.97  to  $11.52  78,239       0.40%  1.15%  to   2.70%  12.08%  to  13.83%
AZL Money Market Fund
   2008                                    91,349   $9.74  to  $11.49 968,860       2.35%  1.00%  to   3.00%  -0.59%  to   1.42%
   2007                                    53,522  $10.04  to  $11.35 576,147       4.71%  1.00%  to   2.95%   1.74%  to   3.75%
   2006                                    37,014   $9.84  to  $11.07 387,308       4.42%  1.00%  to   2.70%   1.30%  to   1.67%
   2005                                    30,862   $9.68  to  $10.61 314,957       2.56%  1.15%  to   2.70%  -0.15%  to   1.40%
   2004                                    22,705   $9.69  to  $10.46 229,969       0.70%  1.15%  to   2.70%  -2.01%  to  -0.48%
AZL NACM International Fund
   2008                                     1,270   $5.02  to  $5.17    6,463       2.45%  1.00%  to   3.00%  -46.54% to  -45.46%
   2007(4)                                    665   $9.40  to  $9.48    6,280       0.41%  1.00%  to   2.95%  -6.26%  to  -5.03%
AZL OCC Opportunity Fund
   2008                                     8,082   $7.83  to  $8.83   66,668       0.00%  1.00%  to   3.00%  -48.72% to  -47.68%
   2007                                    10,188  $15.49  to  $16.91 163,914       0.00%  1.00%  to   2.95%   5.70%  to   7.80%
   2006                                    10,132  $14.61  to  $15.82 152,821       0.00%  1.00%  to   2.70%   8.71%  to  15.05%
   2005                                     9,449  $13.44  to  $14.23 130,378       0.00%  1.15%  to   2.70%   2.29%  to   3.88%
   2004                                     9,047  $13.14  to  $13.70 121,339       0.00%  1.15%  to   2.70%   4.89%  to   6.53%
AZL Oppenheimer Global Fund
   2008                                    10,884   $8.22  to  $8.96   93,043       0.78%  1.00%  to   3.00%  -42.80% to  -41.64%
   2007                                    14,204  $14.53  to  $15.32 211,936       0.50%  1.00%  to   2.95%   2.67%  to   4.70%
   2006                                    14,742  $14.11  to  $14.77 212,236       0.06%  1.00%  to   2.70%  12.10%  to  13.20%
   2005                                    11,685  $12.47  to  $12.74 147,589       0.00%  1.40%  to   2.70%   9.63%  to  11.06%
   2004(1)                                  6,766  $11.37  to  $11.47  77,384       0.00%  1.40%  to   2.70%  13.75%  to  14.73%
AZL Oppenheimer International Growth
Fund
   2008                                     9,416  $10.07  to  $11.50 100,915       1.05%  1.00%  to   3.00%  -45.80% to  -44.70%
   2007                                    12,139  $18.92  to  $20.82 240,548       0.59%  1.00%  to   2.95%   9.01%  to  11.17%
   2006                                     8,782  $17.32  to  $18.90 158,081       0.00%  1.00%  to   2.70%  16.85%  to  25.56%
   2005                                     4,896  $13.79  to  $14.71  69,842       0.00%  1.15%  to   2.70%  11.14%  to  12.88%
   2004                                     2,956  $12.41  to  $13.03  37,771       0.34%  1.15%  to   2.70%  11.43%  to  13.17%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary   of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Oppenheimer Main Street Fund
   2008                                     7,955   $7.28  to  $7.92   60,030       1.00%  1.00%  to   3.00%  -40.50% to  -39.29%
   2007                                    10,649  $12.34  to  $13.06 134,696       0.53%  1.00%  to   2.95%   0.76%  to   2.76%
   2006                                     9,984  $12.21  to  $12.78 124,274       0.54%  1.00%  to   2.70%   8.92%  to  11.55%
   2005                                     8,614  $10.95  to  $11.19  95,465       0.00%  1.40%  to   2.70%   2.65%  to   3.99%
   2004(1)                                  5,977  $10.67  to  $10.76  64,069       1.08%  1.40%  to   2.70%   6.68%  to   7.60%
AZL PIMCO Fundamental IndexPLUS Total Return Fund
   2008                                     1,395   $6.52  to  $6.82    9,303       0.00%  1.00%  to   3.00%  -42.61% to  -41.45%
   2007                                       613  $11.42  to  $11.68   7,075       9.28%  1.00%  to   2.95%   3.55%  to   5.60%
   2006(3)                                    415  $10.99  to  $11.11   4,587       5.34%  1.00%  to   2.60%   9.76%  to  10.37%
AZL S&P 500 Index Fund
   2008                                    30,497   $4.97  to  $6.10  183,421       0.00%  1.00%  to   3.00%  -39.47% to  -38.24%
   2007(4)                                  2,772   $8.16  to  $9.90   27,330       2.43%  1.00%  to   2.95%  -2.20%  to  -0.91%
AZL Schroder Emerging Markets Equity
Fund CL 1
   2008                                     4,941   $6.40  to  $6.49   32,104       0.03%  1.40%  to   2.20%  -52.87% to  -52.49%
   2007(4)                                     24  $13.59  to  $13.65     335       0.00%  1.40%  to   2.20%  20.41%  to  21.05%
AZL Schroder Emerging Markets Equity
Fund CL 2
   2008                                    23,473   $5.62  to  $6.43  146,807       0.16%  1.00%  to   3.00%  -53.31% to  -52.37%
   2007                                    12,698  $12.00  to  $13.51 169,313       0.01%  1.00%  to   2.95%  15.62%  to  29.01%
   2006(3)                                  4,421  $10.39  to  $10.50  46,128       0.19%  1.00%  to   2.60%  17.97%  to  18.63%
AZL Schroder International Small Cap
Fund
   2008                                     2,472   $4.83  to  $4.98   12,122       1.92%  1.00%  to   3.00%  -47.19% to  -46.12%
   2007(4)                                  1,136   $9.17  to  $9.26   10,474       0.00%  1.00%  to   2.95%  -8.52%  to  -7.32%
AZL Small Cap Stock Index Fund
   2008                                    18,486   $6.18  to  $6.38  116,150       1.30%  1.00%  to   3.00%  -32.99% to  -31.63%
   2007(4)                                  1,245   $9.25  to  $9.34   11,585       1.09%  1.00%  to   2.95%  -7.67%  to  -6.45%
AZL TargetPLUS Balanced Fund
   2008                                     6,419   $7.34  to  $7.57   47,834       0.00%  1.00%  to   3.00%  -26.64% to  -25.16%
   2007(4)                                  1,070  $10.04  to  $10.13  10,810       3.32%  1.00%  to   2.95%   0.23%  to   1.54%
AZL TargetPLUS Equity Fund
   2008                                    10,569   $5.18  to  $5.37   55,753       0.02%  1.00%  to   3.00%  -50.05% to  -49.04%
   2007(4)                                  8,062  $10.40  to  $10.55  84,465       1.03%  1.00%  to   2.95%   3.11%  to   5.01%
AZL TargetPLUS Growth Fund
   2008                                    10,875   $5.78  to  $5.97   63,851       0.00%  1.00%  to   3.00%  -41.17% to  -39.98%
   2007(4)                                  3,811   $9.86  to  $9.96   37,794       2.12%  1.00%  to   2.95%  -1.63%  to  -0.34%
AZL TargetPLUS Moderate Fund
   2008                                     7,844   $6.54  to  $6.75   52,043       0.00%  1.00%  to   3.00%  -34.37% to  -33.05%
   2007(4)                                  2,226  $10.00  to  $10.10  22,400       2.93%  1.00%  to   2.95%  -0.24%  to   1.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units   outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
AZL Turner Quantitative Small Cap
Growth Fund
   2008                                     2,581   $6.74  to  $7.20   17,898       0.00%  1.00%  to   3.00%  -45.03% to  -43.91%
   2007                                     2,653  $12.37  to  $12.86  33,333       0.00%  1.00%  to   2.95%   2.97%  to   5.01%
   2006                                     2,943  $11.97  to  $12.29  35,591       0.00%  1.00%  to   2.60%   8.46%  to  13.97%
   2005(2)                                  1,890  $11.04  to  $11.12  20,959       0.00%  1.40%  to   2.60%  10.38%  to  11.26%
AZL Van Kampen Comstock Fund
   2008                                    31,962   $6.92  to  $7.94  236,303       2.04%  1.00%  to   3.00%  -38.08% to  -36.82%
   2007                                    47,291  $11.36  to  $12.59 564,367       1.45%  1.00%  to   2.95%  -5.08%  to  -3.20%
   2006                                    42,375  $11.93  to  $13.14 528,044       1.04%  1.00%  to   2.70%   9.38%  to  12.69%
   2005                                    43,085  $10.59  to  $11.39 473,191       0.41%  1.15%  to   2.70%   1.16%  to   2.74%
   2004                                    34,900  $10.47  to  $11.08 378,088       0.42%  1.15%  to   2.70%  13.99%  to  15.77%
AZL Van Kampen Equity and Income Fund
   2008                                    14,294   $8.95  to  $9.74  133,400       2.66%  1.00%  to   3.00%  -26.17% to  -24.68%
   2007                                    19,186  $12.23  to  $12.95 242,363       1.55%  1.00%  to   2.95%   0.05%  to   2.03%
   2006                                    17,873  $12.20  to  $12.76 223,287       1.02%  1.00%  to   2.70%   7.23%  to   9.53%
   2005                                    14,278  $11.14  to  $11.38 161,504       0.00%  1.40%  to   2.70%   3.91%  to   5.27%
   2004(1)                                  7,557  $10.72  to  $10.81  81,460       0.94%  1.40%  to   2.70%   7.18%  to   8.11%
AZL Van Kampen Global Franchise Fund
   2008                                    15,447  $12.45  to  $13.83 202,363       2.02%  1.00%  to   3.00%  -30.68% to  -29.28%
   2007                                    21,519  $18.22  to  $19.59 406,292       0.00%  1.00%  to   2.95%   6.61%  to   8.72%
   2006                                    22,029  $17.05  to  $18.14 386,210       1.55%  1.00%  to   2.70%   7.55%  to  18.03%
   2005                                    17,131  $14.44  to  $14.95 252,646       0.00%  1.40%  to   2.70%   8.68%  to  10.10%
   2004                                     9,069  $13.29  to  $13.58 122,121       0.00%  1.40%  to   2.70%   9.21%  to  10.64%
AZL Van Kampen Global Real Estate Fund
   2008                                     7,936   $5.55  to  $5.84   45,174       1.84%  1.00%  to   3.00%  -47.44% to  -46.37%
   2007                                     7,887  $10.64  to  $10.90  84,856       0.49%  1.00%  to   2.95%  -11.35% to  -9.59%
   2006(3)                                  5,248  $11.96  to  $12.08  63,019       1.20%  1.00%  to   2.60%  18.32%  to  18.98%
AZL Van Kampen Growth and Income Fund
   2008                                    17,428   $8.37  to  $9.65  156,857       2.14%  1.00%  to   3.00%  -34.85% to  -33.53%
   2007                                    23,437  $13.10  to  $14.53 323,375       1.23%  1.00%  to   2.95%  -0.36%  to   1.62%
   2006                                    26,601  $13.12  to  $14.44 364,766       0.82%  1.00%  to   2.70%   9.56%  to  12.82%
   2005                                    25,803  $11.63  to  $12.50 311,483       0.35%  1.15%  to   2.70%   6.33%  to   7.99%
   2004                                    20,145  $10.93  to  $11.58 227,029       0.35%  1.15%  to   2.70%  10.78%  to  12.51%
AZL Van Kampen Mid Cap Growth Fund
   2008                                    23,754   $7.27  to  $8.38  184,718       0.30%  1.00%  to   3.00%  -50.04% to  -49.03%
   2007                                    29,896  $14.85  to  $16.47 464,770       0.03%  1.00%  to   2.95%  18.62%  to  20.97%
   2006                                    18,548  $12.49  to  $13.75 241,109       0.00%  1.00%  to   2.70%   6.31%  to  13.18%
   2005                                    16,140  $11.74  to  $12.63 196,210       0.00%  1.15%  to   2.70%  14.42%  to  16.20%
   2004                                     8,449  $10.26  to  $10.87  89,260       0.00%  1.15%  to   2.70%  18.00%  to  19.84%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
BlackRock Global Allocations V.I. Fund
   2008(5)                                 15,938   $7.83  to  $13.67 129,553       5.77%  1.15%  to   3.00%  -21.81% to  -20.83%
Davis VA Financial Portfolio
   2008                                     6,185   $7.29  to  $8.56   48,716       0.00%  1.00%  to   3.00%  -47.95% to  -46.90%
   2007                                     6,470  $14.28  to  $16.15  97,925       0.97%  1.00%  to   2.95%  -8.79%  to  -6.99%
   2006                                     7,986  $15.62  to  $17.57 131,469       0.66%  1.00%  to   2.70%  13.42%  to  15.36%
   2005                                     7,369  $13.54  to  $14.84 104,401       0.52%  1.15%  to   2.70%   5.50%  to   7.15%
   2004                                     6,719  $12.83  to  $13.85  89,662       0.42%  1.15%  to   2.70%   7.37%  to   9.05%
Davis VA Real Estate Portfolio
   2008                                        45  $14.05  to  $15.57     684       1.66%  1.15%  to   2.55%  -48.25% to  -47.52%
   2007                                        55  $27.16  to  $29.75   1,605       3.41%  1.15%  to   2.55%  -17.62% to  -16.45%
   2006                                        71  $32.97  to  $36.32   2,483       2.95%  1.15%  to   2.55%  31.00%  to  32.84%
   2005                                        97  $25.17  to  $26.94   2,565       3.15%  1.40%  to   2.55%  10.29%  to  11.56%
   2004                                       120  $22.82  to  $24.45   2,851       3.14%  1.15%  to   2.55%  29.96%  to  31.80%
Davis VA Value Portfolio
   2008                                     8,426   $7.47  to  $8.58   67,417       0.84%  1.15%  to   2.70%  -41.92% to  -41.01%
   2007                                    12,127  $12.86  to  $14.54 166,627       1.04%  1.15%  to   2.70%   1.84%  to   3.43%
   2006                                    14,707  $12.63  to  $14.06 196,912       0.75%  1.15%  to   2.70%  11.95%  to  13.69%
   2005                                    16,693  $11.28  to  $12.37 197,991       0.95%  1.15%  to   2.70%   6.54%  to   8.20%
   2004                                    18,681  $10.59  to  $11.43 206,291       0.84%  1.15%  to   2.70%   9.33%  to  11.04%
Franklin Global Communications
Securities Fund
   2008                                     6,757  $12.10  to  $17.49 106,966       0.16%  1.00%  to   3.00%  -47.75% to  -46.69%
   2007                                     9,218  $24.56  to  $32.86 275,000       0.00%  1.00%  to   2.95%  19.62%  to  23.00%
   2006                                     8,387  $20.31  to  $26.84 209,108       0.31%  1.00%  to   2.70%  18.07%  to  21.25%
   2005                                     7,872  $16.75  to  $21.73 162,884       2.70%  1.15%  to   2.70%  12.71%  to  14.51%
   2004                                     8,345  $14.86  to  $18.98 152,822       1.00%  1.15%  to   2.70%  11.13%  to  13.06%
Franklin Growth and Income Securities
Fund
   2008                                     9,292  $18.10  to  $24.59 210,956       3.47%  1.00%  to   2.70%  -36.88% to  -35.79%
   2007                                    12,181  $28.67  to  $38.36 439,537       2.39%  1.00%  to   2.70%  -6.29%  to  -4.67%
   2006                                    14,586  $30.60  to  $40.54 555,540       2.51%  1.00%  to   2.70%   9.40%  to  13.65%
   2005                                    16,366  $26.92  to  $34.92 543,927       2.72%  1.15%  to   2.70%   0.76%  to   2.33%
   2004                                    17,158  $26.72  to  $34.12 563,821       2.56%  1.15%  to   2.70%   7.66%  to   9.36%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),   unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
Franklin High Income Securities Fund
   2008                                     6,104  $14.08 to  $20.15   107,397      10.38%  1.00%  to  3.00%  -25.65% to  -24.14%
   2007                                     8,121  $19.89 to  $26.61   194,157       6.81%  1.00%  to  2.95%  -0.19%  to    1.69%
   2006                                     9,155  $19.89 to  $26.29   217,690       6.24%  1.00%  to  2.70%   5.18%  to    6.46%
   2005                                     9,108  $18.69 to  $24.24   203,114       5.98%  1.15%  to  2.70%   0.57%  to    2.29%
   2004                                     9,464  $18.58 to  $23.73   209,279       5.95%  1.15%  to  2.70%   6.94%  to    8.61%
Franklin Income Securities Fund
   2008                                    20,324  $24.44 to  $35.34   633,722       5.67%  1.00%  to  3.00%  -31.74% to  -30.36%
   2007                                    26,714  $37.99 to  $50.82  1,236,149      3.51%  1.00%  to  2.95%   0.83%  to    2.72%
   2006                                    24,645  $37.62 to  $49.71  1,124,778      3.48%  1.00%  to  2.70%   7.12%  to   15.10%
   2005                                    20,445  $32.68 to  $42.39   811,292       3.53%  1.15%  to  2.70%  -1.10%  to    0.45%
   2004                                    16,383  $33.05 to  $42.20   661,455       3.11%  1.15%  to  2.70%  10.81%  to   12.55%
Franklin Large Cap Growth Securities
Fund
   2008                                     9,914  $11.54 to  $14.05   128,233       1.42%  1.00%  to  2.70%  -36.28% to  -35.18%
   2007                                    14,370  $18.12 to  $21.71   293,997       0.81%  1.00%  to  2.70%   3.39%  to    5.17%
   2006                                    17,410  $17.52 to  $21.01   341,776       0.81%  1.00%  to  2.70%   7.95%  to    9.49%
   2005                                    19,427  $16.23 to  $18.86   350,975       0.64%  1.15%  to  2.70%  -1.63%  to   -0.09%
   2004                                    18,002  $16.50 to  $18.87   330,333       0.51%  1.15%  to  2.70%   5.05%  to    6.72%
Franklin Money Market Fund
   2008                                     1,419  $16.52 to  $17.22    24,004       1.57%  1.15%  to  1.49%  -0.06%  to    0.14%
   2007                                     1,575  $16.51 to  $17.19    26,980       4.47%  1.15%  to  1.49%   2.85%  to    3.06%
   2006                                     1,905  $16.03 to  $16.68    31,583       4.29%  1.15%  to  1.49%   2.84%  to    2.93%
   2005                                     2,450  $15.59 to  $16.21    39,365       2.48%  1.15%  to  1.49%   1.04%  to    1.13%
   2004                                     3,203  $15.43 to  $16.03    50,808       0.71%  1.15%  to  1.49%  -0.76%  to   -0.67%
Franklin Real Estate Fund
   2008                                     4,126  $23.52 to  $31.96   114,219       1.18%  1.15%  to  2.70%  -43.93% to  -43.03%
   2007                                     6,170  $41.95 to  $56.12   306,481       2.40%  1.15%  to  2.70%  -22.98% to  -21.76%
   2006                                     8,543  $54.47 to  $71.74   548,475       1.99%  1.15%  to  2.70%  17.38%  to   19.21%
   2005                                     9,882  $46.40 to  $60.18   537,862       1.44%  1.15%  to  2.70%  10.46%  to   12.18%
   2004                                     8,516  $42.01 to  $53.65   419,936       1.82%  1.15%  to  2.70%  28.28%  to   30.34%
Franklin Rising Dividends Securities
Fund
   2008                                    10,583  $21.40 to  $27.69   265,219       1.97%  1.15%  to  2.70%  -29.05% to  -27.93%
   2007                                    15,529  $30.16 to  $38.42   549,522       2.48%  1.15%  to  2.70%  -5.29%  to   -3.78%
   2006                                    19,516  $31.84 to  $39.95   722,650       1.12%  1.15%  to  2.70%  14.01%  to   15.79%
   2005                                    21,765  $27.93 to  $34.50   701,663       0.95%  1.15%  to  2.70%   0.68%  to    2.25%
   2004                                    20,424  $27.74 to  $33.74   652,269       0.68%  1.15%  to  2.70%   8.03%  to    9.73%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding  (thousands),  unit  values,   net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                      At December 31                       For the years ended December 31
                                           -------------------------------------- --------------------------------------------------
                                           Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                           Outstanding                   Assets   Income          lowest to          lowest to
                                             ****     lowest to highest   ****      Ratio*        highest**          highest***
Franklin Small Cap Value Securities Fund
   2008                                        5,689  $10.40  to  $12.27  64,002       1.22%   1.15%  to  2.70%  -34.81% to  -33.78%
   2007                                        8,622  $15.95  to  $18.53 149,192       0.70%   1.15%  to  2.70%  -4.99%  to  -3.50%
   2006                                       11,149  $16.78  to  $19.20 201,830       0.65%   1.15%  to  2.70%  13.87%  to  15.65%
   2005                                       13,411  $14.74  to  $16.60 211,689       0.81%   1.15%  to  2.70%   5.88%  to   7.53%
   2004                                       12,800  $13.92  to  $15.44 189,938       0.19%   1.15%  to  2.70%  20.44%  to  22.36%
Franklin Small-Mid Cap Growth Securities
Fund
   2008                                        7,460  $12.10  to  $14.79 102,678       0.00%   1.15%  to  2.70%  -44.03% to  -43.15%
   2007                                        9,861  $21.62  to  $26.02 242,499       0.00%   1.15%  to  2.70%   8.26%  to   9.96%
   2006                                       11,991  $19.97  to  $23.66 269,950       0.00%   1.15%  to  2.70%   5.81%  to   7.45%
   2005                                       14,051  $18.87  to  $22.02 296,641       0.00%   1.15%  to  2.70%   2.00%  to   3.63%
   2004                                       14,994  $18.50  to  $21.26 308,650       0.00%   1.15%  to  2.70%   8.50%  to  10.20%
Franklin Templeton VIP Founding Funds
Allocation Fund
   2008                                       19,846   $5.71  to  $5.87  114,681       3.51%   1.00%  to  3.00%  -37.77% to  -36.51%
   2007(4)                                     4,548   $9.19  to  $9.26   41,977       0.00%   1.00%  to  2.95%  -8.25%  to  -7.36%
Franklin U.S. Government Fund
   2008                                       17,117  $20.45  to  $29.14 438,305       4.83%   1.00%  to  3.00%   4.40%  to   6.52%
   2007                                       17,323  $20.48  to  $27.40 429,720       4.94%   1.00%  to  2.95%   2.32%  to   5.54%
   2006                                       19,375  $19.74  to  $26.07 459,275       4.44%   1.00%  to  2.70%   1.25%  to   1.85%
   2005                                       21,379  $19.49  to  $25.28 497,400       4.33%   1.15%  to  2.70%  -0.32%  to   1.24%
   2004                                       21,258  $19.55  to  $24.97 495,079       5.03%   1.15%  to  2.70%   0.71%  to   2.29%
Franklin Zero Coupon Fund 2010
   2008                                        3,066  $30.86  to  $44.52 116,167       4.54%   1.00%  to  3.00%   4.31%  to   6.42%
   2007                                        2,451  $31.32  to  $41.90  90,911       4.96%   1.00%  to  2.95%   5.45%  to   7.54%
   2006                                        2,533  $29.63  to  $40.08  88,620       3.96%   1.00%  to  2.70%  -0.02%  to   1.26%
   2005                                        2,783  $29.63  to  $38.43  96,876       4.24%   1.15%  to  2.70%  -1.16%  to   0.38%
   2004                                        2,118  $29.98  to  $38.29  74,368       4.72%   1.15%  to  2.70%   1.92%  to   3.52%
J.P. Morgan International Opportunities
Portfolio
   2008                                           26   $6.78  to  $7.09      179       2.00%   1.15%  to  2.55%  -42.83% to  -42.03%
   2007                                           41  $11.78  to  $12.26     491       1.00%   1.15%  to  2.55%   6.56%  to   8.08%
   2006                                           47  $10.50  to  $11.57     523       1.18%   1.15%  to  2.55%  18.97%  to  20.65%
   2005                                           64   $9.17  to  $9.45      593       0.86%   1.40%  to  1.90%   8.61%  to   9.16%
   2004                                           72   $8.44  to  $8.66      615       0.53%   1.40%  to  1.90%  16.14%  to  16.72%
J.P. Morgan U.S. Large Cap Core Equity
Portfolio
   2008                                           54   $5.86  to  $6.27      322       1.29%   1.15%  to  2.55%  -35.65% to  -34.74%
   2007                                           65   $9.05  to  $9.60      596       1.08%   1.15%  to  2.55%  -0.91%  to   0.49%
   2006                                           76   $8.67  to  $9.56      705       1.02%   1.15%  to  2.55%  13.65%  to  15.24%
   2005                                          107   $7.93  to  $8.29      861       1.26%   1.15%  to  1.90%  -0.55%  to   0.19%
   2004                                          130   $7.98  to  $8.28    1,049       0.75%   1.15%  to  1.90%   7.42%  to   8.23%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A   summary  of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                    At December 31                       For the years ended December 31
                                        --------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net       Investment   Expense Ratio       Total Return
                                        Outstanding                   Assets    Income          lowest to          lowest to
                                          ****     lowest to highest    ****      Ratio*       highest**          highest***
Mutual Discovery Securities Fund
   2008                                    23,470  $17.32 to  $21.69   463,812       2.28%  1.00%  to  3.00%  -30.57% to  -29.17%
   2007                                    31,131  $25.83 to  $30.67   893,746       1.50%  1.00%  to  2.95%   8.58%  to   10.73%
   2006                                    30,097  $23.70 to  $24.92   788,452       1.03%  1.00%  to  2.70%   9.77%  to   19.79%
   2005                                    26,246  $19.81 to  $22.76   571,760       1.31%  1.15%  to  2.70%  12.89%  to   14.66%
   2004                                    20,002  $17.55 to  $19.85   385,579       1.08%  1.15%  to  2.70%  15.04%  to   16.90%
Mutual Shares Securities Fund
   2008                                    35,119  $12.33 to  $15.46   497,934       3.06%  1.00%  to  3.00%  -38.97% to  -37.74%
   2007                                    49,588  $20.91 to  $24.87  1,160,544      1.51%  1.00%  to  2.95%   0.45%  to    2.44%
   2006                                    47,987  $20.76 to  $24.65  1,107,271      1.30%  1.00%  to  2.70%   9.03%  to   15.23%
   2005                                    39,133  $18.02 to  $20.78   781,296       0.94%  1.15%  to  2.70%   7.62%  to    9.29%
   2004                                    30,814  $16.74 to  $19.01   571,473       0.82%  1.15%  to  2.70%   9.62%  to   11.34%
OpCap Mid Cap Portfolio
   2008                                     5,070  $5.83  to   $6.13    30,318       0.40%  1.00%  to  3.00%  -43.40% to  -42.26%
   2007                                     2,964  $10.37 to  $10.61    31,117       0.15%  1.00%  to  2.95%   4.10%  to    6.16%
   2006                                     1,451  $9.93  to  $10.04    14,483       0.00%  1.00%  to  2.60%  10.29%  to   10.90%
Oppenheimer Global Securities Fund/VA
   2008                                     9,271  $8.25  to   $9.47    81,580       1.69%  1.15%  to  2.70%  -41.79% to  -40.87%
   2007                                    13,620  $14.17 to  $16.02   205,533       1.40%  1.15%  to  2.70%   3.47%  to    5.10%
   2006                                    16,707  $13.70 to  $15.25   241,736       1.06%  1.15%  to  2.70%  14.56%  to   16.35%
   2005                                    19,339  $11.95 to  $13.10   242,446       1.06%  1.15%  to  2.70%  11.27%  to   13.00%
   2004                                    21,679  $10.74 to  $11.60   242,223       1.22%  1.15%  to  2.70%  15.98%  to   17.80%
Oppenheimer High Income Fund/VA
   2008                                     3,715  $2.43  to   $2.79     9,566       7.21%  1.15%  to  2.70%  -79.24% to  -78.92%
   2007                                     2,370  $11.72 to  $13.25    29,717       7.52%  1.15%  to  2.70%  -2.78%  to   -1.25%
   2006                                     2,977  $12.05 to  $13.42    38,259       7.81%  1.15%  to  2.70%   6.52%  to    8.18%
   2005                                     3,291  $11.32 to  $12.40    39,330       6.94%  1.15%  to  2.70%  -0.40%  to    1.15%
   2004                                     4,150  $11.36 to  $12.26    49,485       6.60%  1.15%  to  2.70%   6.06%  to    7.72%
Oppenheimer Main Street Fund/VA
   2008                                     9,230  $5.94  to   $6.82    58,515       1.63%  1.15%  to  2.70%  -40.11% to  -39.17%
   2007                                    13,154  $9.92  to  $11.22   139,064       1.04%  1.15%  to  2.70%   1.63%  to    3.22%
   2006                                    15,908  $9.76  to  $10.87   164,300       1.17%  1.15%  to  2.70%  11.97%  to   13.71%
   2005                                    18,526  $8.72  to   $9.56   169,622       1.39%  1.15%  to  2.70%   3.16%  to    4.77%
   2004                                    21,503  $8.45  to   $9.12   189,299       0.82%  1.15%  to  2.70%   6.53%  to    8.20%
PIMCO VIT All Asset Portfolio
   2008                                    10,475  $9.97  to  $11.52   114,617       5.55%  1.00%  to  3.00%  -18.34% to  -16.68%
   2007                                    13,347  $12.67 to  $13.84   180,302       7.29%  1.00%  to  2.95%   5.27%  to    7.24%
   2006                                    16,148  $12.40 to  $12.98   205,480       5.38%  1.00%  to  2.70%   1.59%  to    1.88%
   2005                                    17,865  $12.18 to  $12.44   222,032       4.74%  1.40%  to  2.70%   3.41%  to    4.76%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary   of  units  outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                    At December 31                       For the years ended December 31
                                         -------------------------------------- --------------------------------------------------
                                         Units        Unit Fair Value   Net     Investment    Expense Ratio       Total Return
                                         Outstanding                    Assets    Income         lowest to         lowest to
                                            ****     lowest to highest   ****     Ratio*        highest**          highest***
PIMCO VIT CommodityRealReturn Strategy
Portfolio
   2008                                      12,315  $6.70  to   $7.94  85,230        4.50%  1.00%  to  3.00%  -45.46% to  -44.35%
   2007                                       8,897  $12.41 to  $12.87  112,433       4.81%  1.00%  to  2.95%  19.64%  to  22.01%
   2006                                       8,067  $10.34 to  $10.62  84,388        4.62%  1.00%  to  2.60%  -5.58%  to  -5.58%
   2005(2)                                    4,475  $10.95 to  $11.04  49,229        2.57%  1.40%  to  2.60%   9.31%  to  10.18%
PIMCO VIT Emerging Markets Bond
Portfolio
   2008                                       3,274  $9.77  to  $10.44  33,044        6.48%  1.00%  to  3.00%  -17.13% to  -15.45%
   2007                                       3,644  $11.90 to  $12.37  44,213        5.82%  1.00%  to  2.95%   2.73%  to   4.76%
   2006                                       3,050  $11.54 to  $11.85  35,627        5.36%  1.00%  to  2.60%   5.08%  to   6.48%
   2005(2)                                    2,030  $10.84 to  $10.93  22,123        3.65%  1.40%  to  2.60%   8.32%  to   9.19%
PIMCO VIT Global Bond Portfolio
   2008                                       7,579  $9.62  to  $14.54  75,572        3.31%  1.00%  to  3.00%  -3.78%  to  -1.84%
   2007                                       5,408  $10.11 to  $10.51  55,781        3.33%  1.00%  to  2.95%   6.54%  to   8.65%
   2006                                       3,080  $9.46  to   $9.71  29,522        3.33%  1.00%  to  2.60%   1.02%  to   1.97%
   2005(2)                                    1,350  $9.27  to   $9.35  12,591        1.98%  1.40%  to  2.60%  -7.18%  to  -6.43%
PIMCO VIT High Yield Portfolio
   2008                                       9,789  $9.25  to  $11.02  96,790        7.78%  1.00%  to  3.00%  -25.81% to  -24.30%
   2007                                      12,978  $12.43 to  $14.58  173,285       7.03%  1.00%  to  2.95%   0.59%  to   2.48%
   2006                                      15,336  $12.34 to  $13.88  201,813       6.93%  1.00%  to  2.70%   4.88%  to   6.21%
   2005                                      16,429  $11.62 to  $13.21  202,567       6.57%  1.15%  to  2.70%   1.36%  to   2.94%
   2004                                      15,047  $11.46 to  $12.84  182,237       6.55%  1.15%  to  2.70%   6.64%  to   8.31%
PIMCO VIT Real Return Portfolio
   2008                                      19,352  $10.31 to  $16.01  210,471       3.53%  1.00%  to  3.00%  -9.81%  to  -7.98%
   2007                                      20,669  $11.55 to  $12.41  249,436       4.72%  1.00%  to  2.95%   7.43%  to   9.56%
   2006                                      22,779  $10.72 to  $11.46  253,317       4.25%  1.00%  to  2.70%  -1.96%  to  -1.53%
   2005                                      25,016  $10.94 to  $11.37  281,377       2.82%  1.40%  to  2.70%  -0.61%  to   0.68%
   2004                                      18,257  $11.00 to  $11.29  204,910       1.07%  1.40%  to  2.70%   6.01%  to   7.40%
PIMCO VIT StocksPLUS Growth and Income
Portfolio
   2008                                       1,258  $5.66  to   $6.44   7,623        7.11%  1.15%  to  2.70%  -44.16% to  -43.29%
   2007                                       1,703  $10.12 to  $11.35  18,349        7.46%  1.15%  to  2.70%   4.00%  to   5.63%
   2006                                       2,085  $9.66  to  $10.75  21,404        4.87%  1.15%  to  2.70%  11.85%  to  13.59%
   2005                                       2,427  $8.68  to   $9.46  22,100        2.25%  1.15%  to  2.60%   0.84%  to   2.31%
   2004                                       2,975  $8.61  to   $9.25  26,672        1.68%  1.15%  to  2.60%   7.96%  to   9.54%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008



6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units   outstanding  (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:


                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
PIMCO VIT Total Return Portfolio
   2008                                    34,157  $13.43  to  $15.85 492,177       4.47%  1.00%  to   3.00%   1.70%  to   3.76%
   2007                                    35,646  $13.16  to  $15.29 505,831       4.85%  1.00%  to   2.95%   5.69%  to   7.67%
   2006                                    37,062  $12.44  to  $13.99 492,340       4.44%  1.00%  to   2.70%   1.09%  to   1.62%
   2005                                    36,408  $12.30  to  $13.85 474,744       3.44%  1.15%  to   2.70%  -0.27%  to   1.29%
   2004                                    31,550  $12.34  to  $13.67 409,277       1.89%  1.15%  to   2.70%   2.09%  to   3.69%
Seligman Global Technology Portfolio
   2008                                       282   $4.30  to  $4.58    1,245       0.00%  1.15%  to   2.55%  -41.76% to  -40.93%
   2007                                       320   $7.34  to  $7.76    2,408       0.00%  1.15%  to   2.55%  12.52%  to  14.12%
   2006                                       446   $6.27  to  $6.91    2,954       0.00%  1.15%  to   2.55%  14.96%  to  16.58%
   2005                                       537   $5.52  to  $5.86    3,070       0.00%  1.35%  to   2.35%   5.63%  to   6.69%
   2004                                       735   $5.18  to  $5.55    3,959       0.00%  1.15%  to   2.55%   1.35%  to   2.79%
Seligman Small-Cap Value Portfolio
   2008                                     3,341  $15.00  to  $17.23  53,475       0.00%  1.15%  to   2.70%  -41.15% to  -40.23%
   2007                                     4,672  $25.49  to  $28.82 126,765       0.00%  1.15%  to   2.70%   1.35%  to   2.95%
   2006                                     6,020  $25.15  to  $28.00 159,979       0.00%  1.15%  to   2.70%  18.03%  to  19.86%
   2005                                     7,502  $21.31  to  $23.36 167,646       9.61%  1.15%  to   2.70%  -6.53%  to  -5.07%
   2004                                     9,464  $22.80  to  $24.60 224,465       0.00%  1.15%  to   2.70%  16.75%  to  18.58%
SP Strategic Partners Focused Growth
Portfolio
   2008                                     2,176   $4.45  to  $5.02   10,121       0.00%  1.15%  to   2.70%  -40.18% to  -39.25%
   2007                                     3,429   $7.44  to  $8.26   26,746       0.00%  1.15%  to   2.70%  11.60%  to  13.36%
   2006                                     4,431   $6.64  to  $7.29   30,769       0.00%  1.15%  to   2.70%  -3.74%  to  -2.24%
   2005                                     5,876   $6.90  to  $7.46   42,142       0.00%  1.15%  to   2.70%  11.77%  to  13.52%
   2004                                     4,978   $6.17  to  $6.57   31,717       0.00%  1.15%  to   2.70%   6.97%  to   8.64%
SP International Growth Portfolio
   2008                                     1,826   $4.48  to  $5.07    8,551       1.45%  1.15%  to   2.70%  -51.81% to  -51.05%
   2007                                     3,006   $9.29  to  $10.37  29,477       0.45%  1.15%  to   2.70%  15.93%  to  17.76%
   2006                                     2,608   $8.02  to  $8.80   21,901       1.58%  1.15%  to   2.70%  16.98%  to  18.80%
   2005                                     2,982   $6.85  to  $7.41   21,271       0.24%  1.15%  to   2.70%  12.72%  to  14.47%
   2004                                     3,563   $6.08  to  $6.47   22,395       0.00%  1.15%  to   2.70%  13.02%  to  14.79%
Templeton Asset Strategy Fund
   2008                                       551  $17.17  to  $20.79   9,555      10.71%  1.15%  to   1.49%  -26.10% to  -25.96%
   2007                                       599  $23.23  to  $28.86  15,017      17.69%  1.15%  to   1.49%   8.53%  to   8.78%
   2006                                       742  $21.37  to  $26.53  16,958       7.31%  1.15%  to   1.49%  19.60%  to  19.73%
   2005                                       897  $17.87  to  $22.16  17,048       3.91%  1.15%  to   1.49%   2.17%  to   2.41%
   2004                                     1,066  $17.46  to  $21.65  19,700       2.98%  1.15%  to   1.49%  14.16%  to  14.39%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   A  summary  of  units  outstanding   (thousands),  unit  values,  net  assets
   (thousands), ratios, and total returns for variable annuity contracts for the years ended December 31, 2008, 2007, 2006, 2005 and 2004 is as follows:

                                                   At December 31                       For the years ended December 31
                                        -------------------------------------- --------------------------------------------------
                                        Units       Unit Fair Value   Net      Investment    Expense Ratio       Total Return
                                        Outstanding                   Assets   Income          lowest to          lowest to
                                          ****     lowest to highest   ****      Ratio*        highest**          highest***
Templeton Foreign Securities Fund
   2008                                    10,526  $15.19  to  $19.75 192,585       2.58%  1.00%  to   2.70%  -41.97% to  -40.97%
   2007                                    14,100  $26.18  to  $33.50 443,786       2.13%  1.00%  to   2.70%  12.36%  to  14.30%
   2006                                    16,562  $23.30  to  $30.02 459,162       1.33%  1.00%  to   2.70%  10.98%  to  18.22%
   2005                                    17,208  $19.71  to  $24.44 402,655       1.25%  1.15%  to   2.70%   7.24%  to   8.94%
   2004                                    16,757  $18.38  to  $22.44 365,141       1.14%  1.15%  to   2.70%  15.36%  to  17.22%
Templeton Global Income Securities
Fund
   2008                                     4,025  $24.89  to  $35.86 124,761       3.84%  1.00%  to   3.00%   3.06%  to   5.15%
   2007                                     2,675  $26.00  to  $34.15  84,083       1.99%  1.00%  to   2.95%   7.83%  to   9.96%
   2006                                       909  $29.91  to  $31.13  27,726       3.17%  1.15%  to   1.49%  11.47%  to  11.48%
   2005                                     1,092  $26.83  to  $27.92  29,837       6.41%  1.15%  to   1.49%  -4.37%  to  -4.18%
   2004                                     1,345  $28.05  to  $29.14  38,359      11.07%  1.15%  to   1.49%  13.19%  to  13.49%
Templeton Growth Securities Fund
   2008                                    22,126  $13.25  to  $17.43 351,451       1.93%  1.00%  to   3.00%  -44.03% to  -42.90%
   2007                                    30,377  $24.71  to  $30.58 870,214       1.41%  1.00%  to   2.95%  -0.64%  to   1.32%
   2006                                    29,543  $24.80  to  $30.81 844,951       1.34%  1.00%  to   2.70%  11.80%  to  18.57%
   2005                                    26,041  $20.92  to  $25.07 626,812       1.16%  1.15%  to   2.70%   5.97%  to   7.62%
   2004                                    20,998  $19.74  to  $23.29 478,645       1.20%  1.15%  to   2.70%  12.93%  to  14.70%
Van Kampen LIT Capital Growth
Portfolio
   2007                                       327   $4.09  to  $4.55    1,424       0.19%  1.15%  to   2.55%  -50.40% to  -49.70%
   2006                                       462   $8.24  to  $9.04    4,019       0.00%  1.15%  to   2.55%  13.69%  to  15.30%
   2005                                       685   $7.25  to  $7.84    5,196       0.00%  1.15%  to   2.55%   0.05%  to   1.45%
   2004                                       863   $7.24  to  $7.73    6,486       0.01%  1.15%  to   2.55%   4.93%  to   6.41%
   2003                                     1,047   $6.90  to  $7.27    7,455       0.00%  1.15%  to   2.55%   4.08%  to   5.55%
Van Kampen LIT Enterprise Portfolio
   2008                                        16   $4.08  to  $4.27       99       0.84%  1.15%  to   2.55%  -44.39% to  -43.60%
   2007                                        20   $7.29  to  $7.58      149       0.61%  1.15%  to   2.55%   9.83%  to  11.39%
   2006                                        28   $6.30  to  $6.94      186       0.52%  1.15%  to   2.55%   4.39%  to   5.86%
   2005                                        35   $6.27  to  $6.46      226       0.87%  1.40%  to   1.90%   6.12%  to   6.65%
   2004                                        45   $5.91  to  $6.06      269       0.36%  1.40%  to   1.90%   2.09%  to   2.60%
Van Kampen LIT Growth and Income
Portfolio
   2008                                        55  $10.85  to  $11.60     632       2.10%  1.15%  to   2.55%  -33.75% to  -32.81%
   2007                                        59  $16.27  to  $17.27     975       1.66%  1.15%  to   2.55%   0.20%  to   1.62%
   2006                                        64  $15.42  to  $16.99   1,043       1.29%  1.15%  to   2.55%  13.32%  to  14.91%
   2005                                        82  $14.15  to  $14.79   1,183       1.14%  1.15%  to   1.90%   7.92%  to   8.73%
   2004                                        99  $13.11  to  $13.60   1,313       1.00%  1.15%  to   1.90%  12.22%  to  13.07%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements (continued)
December 31, 2008


6.    FINANCIAL HIGHLIGHTS (CONTINUED)

   * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Net Investment income ratios may be calculated by applying applicable expense ratios.

   ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

   *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the separate account. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and is not annualized.

   **** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2008 and 2007 were $6,649 and $9,641, respectively.


1.    Period from May 3, 2004 (fund commencement) to December 31, 2004
2.    Period from May 2, 2005 (fund commencement) to December 31, 2005
3.    Period from May 2, 2006 (fund commencement) to December 31, 2006
4.    Period from May 1, 2007 (fund commencement) to December 31, 2007
5.    Period from May 1, 2008 (fund commencement) to December 31, 2008

[KPMG Logo]



                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                       Consolidated Financial Statements

                           and Supplemental Schedules

                           December 31, 2008 and 2007

     (With Report of Independent Registered Public Accounting Firm Thereon)

[KPMG Logo]



KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402



Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, the Company has adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in Schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.



/s/ KPMG LLP

Minneapolis, Minnesota
March 24, 2009








KPMG LLP, a U.S. limited liability partnership, is the U.S. member firm of KPMG International, a Swiss cooperative



                                                ALLIANZ LIFE INSURANCE COMPANY
                                               OF NORTH AMERICA AND SUBSIDIARIES
                                                  Consolidated Balance Sheets
                                                  December 31, 2008 and 2007
                                               (In thousands, except share data)
                                      Assets                                                  2008                  2007
                                                                                       -------------------   -------------------
Investments:
     Fixed-maturity securities, at fair value:
        Fixed-maturity securities, available-for-sale (amortized cost of
           $35,521,222 and $33,257,432, respectively)                               $       36,726,068    $       34,391,322
        Fixed-maturity securities, trading (amortized cost of $5,635,460
           and $6,061,923, respectively)                                                     5,162,034             6,027,093
     Mortgage loans on real estate, net                                                      4,838,373             4,402,214
     Short-term securities                                                                   1,496,911               737,039
     Derivatives                                                                               631,315               379,855
     Real estate (net of accumulated depreciation of $39,686 and
        $30,777, respectively)                                                                 322,418               327,967
     Loans to affiliates                                                                       723,802               725,826
     Policy loans                                                                              174,599               169,058
     Equity securities, at fair value:
        Equity securities, available-for-sale (cost of $84 and $17,601, respectively)               75                16,719
        Equity securities, trading (cost of $13,360 and $25,079, respectively)                   9,527                29,325
     Other invested assets                                                                       3,462                21,063
                                                                                       -------------------   -------------------
                 Total investments                                                          50,088,584            47,227,481
Cash                                                                                            73,073                92,177
Accrued investment income                                                                      542,323               496,523
Receivables (net of allowance for uncollectible accounts
     of $4,839 and $4,819, respectively)                                                       168,147               172,251
Reinsurance recoverables and receivables                                                     4,096,285             4,126,276
Deferred acquisition costs                                                                   8,253,502             5,575,492
Other assets                                                                                 2,601,858             1,846,105
                                                                                       -------------------   -------------------
                 Assets, exclusive of separate account assets                               65,823,772            59,536,305
Separate account assets                                                                     11,791,728            20,541,717
                                                                                       -------------------   -------------------
                 Total assets                                                       $       77,615,500    $       80,078,022
                                                                                       ===================   ===================
See accompanying notes to consolidated financial statements.







                                              ALLIANZ LIFE INSURANCE COMPANY
                                             OF NORTH AMERICA AND SUBSIDIARIES
                                                Consolidated Balance Sheets
                                                December 31, 2008 and 2007
                                             (In thousands, except share data)

                     Liabilities and Stockholder's Equity                                 2008                  2007
                                                                                   -------------------   -------------------
Policyholder liabilities:
     Policy and contract account balances                                       $       56,585,189    $       50,806,811
     Future policy benefit reserves                                                      4,154,491             3,047,274
     Policy and contract claims                                                            300,221               318,105
     Unearned premiums                                                                     271,756               217,407
     Other policyholder funds                                                              203,355               214,548
                                                                                   -------------------   -------------------
                 Total policyholder liabilities                                         61,515,012            54,604,145
Derivative liability                                                                       535,481               229,351
Mortgage notes payable                                                                     129,075               134,123
Other liabilities                                                                          580,734               718,199
                                                                                   -------------------   -------------------
                 Liabilities, exclusive of separate account liabilities                 62,760,302            55,685,818
Separate account liabilities                                                            11,791,728            20,541,717
                                                                                   -------------------   -------------------
                 Total liabilities                                                      74,552,030            76,227,535
                                                                                   -------------------   -------------------
Stockholder's equity:
     Common stock, $1 par value, 40,000,000 shares authorized;
        20,000,001 shares issued and outstanding
        at December 31, 2008 and 2007                                                       20,000                20,000
     Class A, Series A preferred stock, $1 par value, 8,909,195 shares authorized, issued, and outstanding; liquidation preference of $189,366 and $189,366 at December 31, 2008 and 2007,
        respectively                                                                         8,909                 8,909
     Class A, Series B preferred stock, $1 par value, 10,000,000 shares authorized; 9,994,289 shares issued and outstanding;
        liquidation preference of $199,167 and $199,167
        at December 31, 2008 and 2007, respectively                                          9,994                 9,994
     Loan to affiliate                                                                       (205,731)             (250,000)
     Additional paid-in capital                                                          2,553,371             2,273,371
     Retained earnings                                                                     344,690             1,439,086
     Accumulated other comprehensive income, net of tax                                    332,237               349,127

                                                                                   -------------------   -------------------
                 Total stockholder's equity                                              3,063,470             3,850,487
                                                                                   -------------------   -------------------
                                                                                   -------------------   -------------------
                 Total liabilities and stockholder's equity                     $       77,615,500    $       80,078,022
                                                                                   ===================   ===================
See accompanying notes to consolidated financial statements.








                                                        ALLIANZ LIFE INSURANCE COMPANY
                                                       OF NORTH AMERICA AND SUBSIDIARIES
                                                     Consolidated Statements of Operations
                                                 Years ended December 31, 2008, 2007, and 2006
                                                                (In thousands)
                                                                             2008                  2007              2006
                                                                      -------------------   -------------------   ---------------
Revenue:
     Premiums                                                      $          300,014    $          368,306    $      597,903
     Policy fees                                                            1,016,656               766,367           582,285
     Premiums and annuity considerations, ceded                                 (190,033)             (255,816)         (320,950)
                                                                      -------------------   -------------------   ---------------
                 Net premiums and considerations                            1,126,637               878,857           859,238
     Interest and similar income, net                                       2,908,894             2,565,331         2,142,843
     Derivative (loss) income                                                 (1,004,023)             (251,392)       643,231
     Realized investment losses, net                                          (3,918,259)             (710,978)         (557,413)
     Fee and commission revenue                                               164,335               199,356           160,294
     Other (loss) revenue                                                        (13,846)           133,575           104,644
                                                                      -------------------   -------------------   ---------------
                 Total (loss) revenue                                           (736,262)         2,814,749         3,352,837
                                                                      -------------------   -------------------   ---------------
Benefits and expenses:
     Policyholder benefits                                                    818,681               495,082           711,725
     Change in fair value of annuity embedded derivatives                     696,809               622,509         1,344,949
     Benefit recoveries                                                         (329,106)             (429,631)         (403,765)
     Net interest credited to policyholder account values                   1,098,143             1,031,830           725,296
                                                                      -------------------   -------------------   ---------------
                 Net benefits                                               2,284,527             1,719,790         2,378,205
     Commissions and other agent compensation                                 807,565               913,444         1,035,765
     General and administrative expenses                                      657,096               772,992           625,188
     Change in deferred acquisition costs, net                                (2,784,064)             (650,735)       (1,049,646)
                                                                      -------------------   -------------------   ---------------
                 Total benefits and expenses                                  965,124             2,755,491         2,989,512
                                                                      -------------------   -------------------   ---------------
                 (Loss) income from operations before income tax              (1,701,386)            59,258           363,325
                                                                      -------------------   -------------------   ---------------
Income tax (benefit) expense:
     Current                                                                   47,043                64,245            80,922
     Deferred                                                                   (654,033)              (60,259)        27,879
                                                                      -------------------   -------------------   ---------------
                 Total income tax (benefit) expense                             (606,990)             3,986           108,801
                                                                      -------------------   -------------------   ---------------
                                                                      -------------------   -------------------   ---------------
                 Net (loss) income                                 $          (1,094,396)$           55,272    $      254,524
                                                                      ===================   ===================   ===============
See accompanying notes to consolidated financial statements.







                                                         ALLIANZ LIFE INSURANCE COMPANY
                                                        OF NORTH AMERICA AND SUBSIDIARIES
                                             Consolidated Statements of Comprehensive Income (Loss)
                                                  Years ended December 31, 2008, 2007, and 2006
                                                                 (In thousands)
                                                                                    2008             2007             2006
                                                                                -------------   --------------   --------------
Net (loss) income                                                            $    (1,094,396)$      55,272    $     254,524
Foreign currency translation adjustments, net of tax                                  (7,922)        6,520              130
Unrealized losses on post-retirement obligation:
     Unrealized net actuarial (losses) gains arising during
        the period, net of tax benefit of $966, $0, and $0
        in 2008, 2007, and 2006, respectively                                         (1,794)           78               -
     Decrease (increase) in unrealized prior service cost
        arising during the period, net of tax (expense) benefit of $(280),
        $606, and $0 in 2008, 2007, and 2006, respectively                            521              (1,190)           -
                                                                                -------------   --------------   --------------
                 Total unrealized post-retirement
                    obligation losses                                                 (1,273)          (1,112)           -
Unrealized (losses) gains on fixed-maturity and equity securities:
     Unrealized holding losses arising during the period,
        net of effect of shadow adjustments of $(107,983),
        $(361,836), and $(90,188) in 2008, 2007, and 2006,
        respectively, and net of tax benefit of $1,375,544
        $137,044, and $194,881 in 2008, 2007, and 2006,
        respectively                                                              (2,554,563)        (253,995)        (362,437)
     Decrease in unrealized holding losses due to
        reclassification adjustment for realized losses
        included in net (loss) income, net of tax (expense)
        of $(1,371,391), $(248,842) and $(195,095), in 2008,                    2,546,868          462,135          362,318
        2007, and 2006, respectively
                                                                                -------------   --------------   --------------
                 Total unrealized holding (losses) gains                              (7,695)      208,140                (119)
                                                                                -------------   --------------   --------------
                                                                                -------------   --------------   --------------
                 Total other comprehensive (loss) income                             (16,890)      213,548               11
                                                                                -------------   --------------   --------------
                                                                                -------------   --------------   --------------
                 Total comprehensive (loss) income                           $    (1,111,286)$     268,820    $     254,535
                                                                                =============   ==============   ==============
See accompanying notes to consolidated financial statements.





                                                                         ALLIANZ LIFE INSURANCE COMPANY
                                                                   OF NORTH AMERICA AND SUBSIDIARIES
                                                            Consolidated Statements of Stockholder's Equity
                                                             Years ended December 31, 2008, 2007, and 2006
                                                                            (In thousands)
                                                                                                         Accumulated
                                                                            Additional                     other            Total
                                           Common    Preferred     Loan to     paid-in      Retained    comprehensive  stockholder's
                                           stock      stock      affiliate    capital      earnings        income           equity
                                           --------  --------   ----------  ----------   ----------- -----------------     ---------
2006:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,259,705  $ 133,146     $      3,305,125
           Comprehensive income:
              Net income                        -        -            -            -        254,524         -               254,524
              Net unrealized loss on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -        (119)                (119)
              Net unrealized gain on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -         130                  130
                                                                                                                       -------------
                   Total comprehensive
                      income                                                                                                254,535
           Adjustment to initially apply
              SFAS No. 158, net of tax          -        -            -            -             -       2,422                2,422
           Dividends paid                       -        -            -            -       (130,000)        -              (130,000)
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,384,229  $ 135,579     $      3,432,082
                                           ========  ========   ==========  ==========   ===========   ===========     =============
2007:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,123,371  $  1,384,229  $ 135,579     $      3,432,082
           Comprehensive income:
              Net income                        -        -            -            -         55,272         -                55,272
              Net unrealized gain on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -     208,140              208,140
              Net unrealized loss on
                post-retirement
                obligation, net of
                deferred taxes                  -        -            -            -             -      (1,112)              (1,112)
              Net unrealized gain on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -       6,520                6,520
                                                                                                                       -------------
                   Total comprehensive
                      income                                                                                                268,820
           Adjustment to initially apply
              EITF 06-5 net of tax              -        -            -            -           (415)        -                  (415)
           Capital contribution                 -        -            -       150,000            -          -               150,000
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (250,000)  $2,273,371  $  1,439,086  $ 349,127     $      3,850,487
                                           ========  ========   ==========  ==========   ===========   ===========     =============
2008:
      Balance, beginning of year        $   20,000 $ 18,903  $  (250,000)  $2,273,371  $  1,439,086  $ 349,127     $      3,850,487
           Comprehensive loss:
              Net loss                          -        -            -            -     (1,094,396)        -            (1,094,396)
              Net unrealized loss on
                investments, net of
                shadow adjustments
                and deferred taxes              -        -            -            -             -      (7,695)              (7,695)
              Net unrealized loss on
                post-retirement
                obligation, net of
                deferred taxes                  -        -            -            -             -      (1,273)              (1,273)
              Net unrealized loss on
                foreign currency
                translation, net of
                deferred taxes                  -        -            -            -             -      (7,922)              (7,922)
                                                                                                                       -------------
                   Total comprehensive
                      loss                                                                                               (1,111,286)
           Capital contribution                 -        -            -       280,000            -          -               280,000
           Payment received on loan             -        -        44,269           -             -          -                44,269
                                           --------  --------   ----------  ----------   -----------   -----------     -------------
      Balance, end of year              $   20,000 $ 18,903  $  (205,731)  $2,553,371  $    344,690  $ 332,237     $      3,063,470
                                           ========  ========   ==========  ==========   ===========   ===========     =============
See accompanying notes to consolidated financial statements.






                                                   ALLIANZ LIFE INSURANCE COMPANY
                                                  OF NORTH AMERICA AND SUBSIDIARIES
                                                Consolidated Statements of Cash Flows
                                            Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)
                                                                              2008                  2007             2006
                                                                       -------------------   -------------------   --------------
Cash flows provided by (used in) operating activities:
     Net (loss) income                                              $          (1,094,396)$           55,272    $     254,524
                                                                       -------------------   -------------------   --------------
        Adjustments to reconcile net (loss) income to net
        cash provided by (used in) operating activities:
           Realized investment losses                                        3,918,259               711,088          555,195
           Purchases of trading securities                                       (840,996)           (2,196,297)      (1,345,475)
           Sale and other redemptions of trading securities                  1,277,531               558,380          198,668
           Unrealized loss on annuity-related options and
              gross reserves                                                       (9,261)           347,575          912,662
           Deferred income tax (benefit) expense                                 (654,033)              (60,259)       27,879
           Charges to policy account balances                                     (94,450)              (73,808)         (69,941)
           Gross interest credited to policy account balances                1,228,477             1,041,726          730,546
           Amortization of (discount) premium, net                                (71,591)               (4,942)      111,697
           Impairment of goodwill                                                1,175                    -                -
           Change in:
              Accrued investment income                                           (45,800)              (57,254)         (72,326)
              Receivables                                                        4,104               103,102            (106,654)
              Reinsurance recoverable                                           29,991                59,201             (84,138)
              Deferred acquisition costs                                       (2,784,064)             (650,735)      (1,049,646)
              Future policy benefit reserves                                 1,107,217               183,321          139,631
              Policy and contract claims                                          (17,884)              (86,869)        8,944
              Other policyholder funds                                            (11,193)            21,034             (66,312)
              Unearned premiums                                                 47,933                  (15,566)       20,243
              Other assets and liabilities                                       (236,367)             (130,342)       32,512
           Other, net                                                           11,618                  (83,644)         (24,779)
                                                                       -------------------   -------------------   --------------
                 Total adjustments                                           2,860,666                 (334,289)         (81,294)
                                                                       -------------------   -------------------   --------------
                 Net cash provided by (used in)
                    operating activities                            $        1,766,270    $            (279,017)$     173,230
                                                                       -------------------   -------------------   --------------







                                                   ALLIANZ LIFE INSURANCE COMPANY
                                                 OF NORTH AMERICA AND SUBSIDIARIES
                                               Consolidated Statements of Cash Flows
                                           Years ended December 31, 2008, 2007, and 2006
                                                           (In thousands)
                                                                            2008                  2007                   2006
                                                                  -------------------   -------------------    -------------------
Cash flows provided by (used in) operating activities          $        1,766,270    $            (279,017) $          173,230
                                                                  -------------------   -------------------    -------------------
Cash flows used in investing activities:
     Purchase of available-for-sale fixed-maturity securities             (8,247,931)           (5,081,265)           (10,363,440)
     Purchase of available-for-sale equity securities                          -                   (80,172)               (34,641)
     Purchase of derivative securities                                    (2,350,592)             (990,171)              (847,025)
     Purchase of real estate                                                  (3,360)               (6,667)              (152,003)
     Funding of mortgage loans on real estate                               (570,887)           (1,296,133)            (1,434,435)
     Sale and other redemptions of available-for-sale
        fixed-maturity securities                                       2,399,795             2,092,453              6,748,812
     Matured fixed-maturity securities                                    217,406               434,999                517,786
     Sale of equity securities, tax-free exchanges,
        and spin-offs                                                      14,906                68,230                510,179
     Sale of derivative securities                                      1,368,782               407,686                452,654
     Sale of real estate                                                       -                157,179                 57,912
     Change in securities held under agreements to
        repurchase                                                             -                     -                   (559,615)
     Repayment of mortgage loans on real estate                           130,544               255,996                178,323
     Net change in short-term securities                                    (760,154)           246,611                  (839,436)
     Purchase of home office property and equipment                           (2,324)               (6,638)               (75,775)
     Purchase of interest in equity method investees                          (3,079)              (12,847)               (75,026)
     Sale of interest in equity method investee                                -                     -                  23,588
     Purchase of subsidiary, net of cash acquired                              -                   (11,655)                 -
     Change in loan to affiliate                                           11,600                 (507,273)             11,447
     Options written                                                      958,790               603,961                699,877
     Other, net                                                            12,961                 2,545                   (14,964)
                                                                  -------------------   -------------------    -------------------
                 Net cash used in investing activities                    (6,823,543)           (3,723,161)            (5,195,782)
                                                                  -------------------   -------------------    -------------------
Cash flows provided by financing activities:
     Policyholders' deposits to account balances                        5,503,872             5,858,335              7,201,051
     Policyholders' withdrawals from account balances                     (4,493,703)           (3,309,471)            (2,563,981)
     Policyholders' net transfers between account balances              3,741,384             1,278,775                363,919
     Change in amounts drawn in excess of bank balances                      (32,605)            73,617                   (23,476)
     Capital contribution from parent company                             280,000               150,000                     -
     Payment received on loan to affiliate classified in equity            44,269                    -                      -
     Change in mortgage notes payable                                         (5,048)              (12,777)             40,236
                                                                  -------------------   -------------------    -------------------
                 Net cash provided by financing activities              5,038,169             4,038,479              5,017,749
                                                                  -------------------   -------------------    -------------------
                 Net change in cash                                          (19,104)            36,301                    (4,803)
Cash at beginning of year                                                  92,177                55,876                 60,679
                                                                  -------------------   -------------------    -------------------
Cash at end of year                                            $           73,073    $           92,177     $           55,876
                                                                  ===================   ===================    ===================
Supplemental data:
     Noncash investing and financing activity:
        Dividend to parent company                             $               -     $               -      $            (130,000)
See accompanying notes to consolidated financial statements.







                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(1) ORGANIZATION

    Allianz Life Insurance Company of North America is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), which is a wholly owned subsidiary of Allianz Societas Europaea (Allianz SE), a European company incorporated in Germany. Allianz Life Insurance Company of North America and its wholly owned subsidiaries are referred to as the Company.

    The Company is a life insurance company licensed to sell annuity, group accident and health, and group and individual life policies in the United States, Canada, and several U.S. territories. Based on 2008 statutory net premium written, 96%, 2%, and 2% of the Company's business is annuity, life insurance, and accident and health, respectively. The annuity business is comprised of fixed-indexed, variable, five-year deferred, and one-year deferred annuities representing 51%, 37%, 7%, and 5% of 2008 statutory net premium written, respectively. Life business is comprised of both traditional and group life. Life business includes products with guaranteed premiums and benefits and consists principally of term insurance policies, universal life policies, limited payment contracts, and certain annuity products with life contingencies. Accident and health business is comprised primarily of long-term care (LTC) insurance. The Company exited most other health insurance business in 2006 (see note 14). The Company's primary distribution channels are through independent agents, broker/dealers, banks, and third-party marketing organizations.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a)  BASIS OF PRESENTATION

         The Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's primary subsidiary, Allianz Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

    (b)  USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported amounts of assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, capital markets, and asset valuations could cause actual results to differ from the estimates used in the Consolidated Financial Statements. Such changes in estimates are recorded in the period they are determined.

    (c)  INVESTMENT PRODUCTS AND UNIVERSAL LIFE BUSINESS

         Investment products consist primarily of fixed-indexed, variable, and deferred annuity products. Premium receipts are reported as deposits to the contractholders' accounts. Policy fees on the Consolidated Statements of Operations represent asset fees, cost of insurance charges, administrative fees, charges for guarantees on investment products, and surrender charges for investment products and universal life insurance. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Amounts assessed that represent compensation to the Company for services to be provided in future periods are not earned in the period assessed. Such amounts are reported as unearned premiums, which include unearned revenue reserves (URR), and recognized in operations over the period benefited using the same assumptions and factors used to amortize capitalized acquisition costs. Surrender charges are recognized upon surrender of a contract in







                                        9                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         accordance with contractual terms. The change in fair value of embedded derivatives in fixed-indexed and variable products is included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. Benefits consist of interest credited to contractholders' accounts and claims incurred in excess of the contractholders' account balance and are included in net interest credited to policyholder account values and policyholder benefits, respectively, on the Consolidated Statements of Operations.

    (d)  LIFE AND ACCIDENT AND HEALTH INSURANCE

         Premiums on traditional life products are recognized as earned when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by establishing provisions for future policy benefits and deferring and amortizing related acquisition costs.

         Accident and health premiums are recognized as earned on a pro-rata basis over the risk coverage periods. Benefits and expenses are recognized as incurred.

    (e)  GOODWILL

         Goodwill is the excess of the amount paid to acquire a company over the fair value of its tangible net assets, value of business acquired
         (VOBA), other identifiable intangible assets, and valuation adjustments (such as impairments), if any. Goodwill is reported in other assets on the Consolidated Balance Sheets.

         Goodwill is evaluated annually for impairment at the reporting unit level. Goodwill of a reporting unit is also tested for impairment on an interim basis if an event occurs or circumstances change. The goodwill impairment test follows a two step process as defined in Statement of Financial Accounting Standards (SFAS) No. 142, Goodwill and Other Intangible Assets (SFAS 142). In the first step, the fair value of a reporting unit is compared to its carrying value. This process requires judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows; and expected revenues and earnings. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit goodwill exceeds the implied goodwill value, an impairment loss would be recognized in an amount equal to that excess. The carrying value will be reduced to its fair value with a corresponding charge to operations.

    (f)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

         The value of insurance in-force purchased is recorded as the VOBA. VOBA is reported in other assets on the Consolidated Balance Sheets. The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs (DAC). The amortization period is expected to be approximately 20 years from the date the business was acquired; however, the Company continually monitors this assumption. If estimated gross profits differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate.

         Adjustments to VOBA are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support







                                       10                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         policyholder  liabilities  (commonly   known  as  shadow  VOBA).  These
         adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         The recoverability of VOBA is evaluated annually, or earlier if factors warrant, based on estimates of future earnings related to the insurance in-force purchased. If the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, are not sufficient to recover VOBA, the difference, if any, is charged to expense through accelerated VOBA amortization.

         Intangible assets are identified by the Company in accordance with SFAS 142, which requires an identifiable intangible asset to be recognized apart from goodwill when it arises from contractual or legal rights or it is capable of being separated and valued then sold, transferred, licensed, rented, or exchanged. The Company determines the useful life and amortization period for each intangible asset identified at acquisition, and continually monitors these assumptions. An intangible asset with a determinable life is amortized over that period, while an intangible asset with an indefinite useful life is not amortized.

         The Company's intangible assets include trademarks, agent lists, and noncompete agreements that were acquired as a result of the Company's ownership in field marketing organizations. Intangible assets are reported in other assets on the Consolidated Balance Sheets. These intangible assets were assigned values using the present value of projected future cash flows as a base and are generally amortized over five years using the straight-line method. Also included in the Company's intangible assets is the trade name and service mark of a broker-dealer acquired during 2005, and state insurance licenses acquired in 2007. The trade name, service mark, and state insurance licenses were valued using the present value of future cash flows and were determined to have an indefinite useful life.

         Recoverability of the value of the amortizing intangible assets is assessed under SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which states that long-lived assets shall be tested for recoverability whenever events or changes in circumstances indicate the carrying amount may not be recoverable.

         Recoverability of the value of the nonamortizing intangible assets is assessed under SFAS 142, which states that nonamortizing intangible assets shall be tested for recoverability annually or earlier if events or changes in circumstances indicate the carrying amount may not be recoverable.

    (g)  DEFERRED ACQUISITION COSTS

         Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred to the extent recoverable from future policy revenues and gross profits. For interest-sensitive products and variable annuity contracts, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity, and expense charges. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For traditional life and group life products, such costs are amortized over the projected earnings pattern of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Deferred acquisition costs (DAC) is reviewed for recoverability, at least annually, and adjusted when necessary. Recoverability is evaluated separately for fixed-indexed annuities, variable annuities, and life insurance products. Recoverability is a two-step process where current policy year issues are evaluated, and then in-force policies are evaluated. Before assessing recoverability, DAC is capped such that the balance can not exceed the original capitalized costs plus interest.







                                       11                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Adjustments to DAC are made to reflect the corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DAC). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Changes in assumptions can have an impact on the amount of DAC reported for annuity and life insurance products and their related amortization patterns. In the event experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking). In general, increases in the estimated investment spreads and fees result in increased expected future profitability and may lower the rate of DAC amortization, while increases in costs of product guarantees, and lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

         The Company formally evaluates the appropriateness of the best-estimate assumptions on an annual basis. If the economic environment or policyholder behavior changes quickly and substantially, assumptions will be reviewed more frequently to affirm best estimates. Any resulting DAC unlocking is reflected prospectively on the Consolidated Statements of Operations.

         Adjustments may also be made to the estimated gross profits related to DAC that correspond with deferred annuities and universal life products for investment activity, such as bond defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DAC models, such as adjustments to expected future gross profits used, as well as inforce management action such as crediting rate changes or index rate cap adjustments. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations. See further discussion of DAC unlocking in note 9.

         The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights, or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    (h)  DEFERRED SALES INDUCEMENTS

         Sales inducements are product features that enhance the investment yield to the contractholder on the contract. The Company offers two types of sales inducements on certain universal life and annuity contracts. The first type, an immediate bonus, increases the account value at inception, and the second type, a persistency bonus, increases the account value at the end of a specified period.

         Annuity sales inducements are deferred as paid or credited to contractholders and life sales inducements are deferred and recognized as part of the liability for policy benefits. Deferred sales inducements (DSI) are reported in other assets in the Consolidated Balance Sheets. They are amortized over the expected life of the contract in a manner similar to DAC and are reviewed annually for recoverability. Amortization is recorded in policyholder benefits on the Consolidated Statements of Operations. DSI capitalization related to a persistency







                                       12                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         and immediate bonus on non-indexed annuities are recorded in policyholder benefits on the Consolidated Statements of Operations at policy issuance. DSI capitalization related to an immediate bonus on fixed-indexed annuities is recorded in policy fees on the Consolidated Statements of Operations at policy issuance.

         Adjustments to DSI are made to reflect the estimated corresponding impact on the present value of expected future gross profits from unrealized gains and losses on available-for-sale investments used to support policyholder liabilities (commonly known as shadow DSI). These adjustments are included in accumulated other comprehensive income and are explained further in the Investments section of this note.

         Adjustments may also be made to DSI related to deferred annuities for investment activity, such as defaults on fixed-maturity securities, write-downs on other-than-temporarily impaired fixed-maturity securities, and trading gains and losses. Management action may include assumption changes in the DSI models, such as adjustments to expected future gross profits used, as well as policyholder changes, such as credited rate changes. This approach applies to fixed-maturity securities purchased at investment grade only and not noninvestment grade items that were purchased with other yield considerations.

    (i)  FUTURE POLICY BENEFIT RESERVES

         Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality, and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 2.5% to 6.0%.

    (j)  POLICY AND CONTRACT ACCOUNT BALANCES

         Policy and contract account balances for interest-sensitive products, which include universal life and fixed deferred annuities, are generally carried at accumulated contract values. For fixed-indexed annuity products, the policyholder obligation is divided into two parts
         - one part representing the value of the underlying base contract (host contract) and the second part representing the fair value of the expected index benefit over the life of the contract. The host contract is valued using principles consistent with similar deferred annuity contracts without an index benefit. The index benefit is valued at fair value using current capital market assumptions, such as index and volatility, to estimate future index levels. The index benefit valuation is also dependent upon estimates of future policyholder behavior. The Company must include provisions for the Company's own credit risk and for risk that the Company's assumptions about policyholder activity could differ from actual experience. The fair value determination of the index benefit is sensitive to the economic market and interest rate environment, as it is discounted at current market interest rates. There is volatility in this liability due to these external market sensitivities.

         Certain two-tier fixed annuity products provide for benefits payable upon annuitization such as period-certain and life-contingent payout options. An additional annuitization reserve is established using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC.

         Policy and contract account balances for variable annuity products are carried at accumulated contract values. Additional reserves for any death and income benefits that may exceed the accumulated contract values are established using a range of economic scenarios and are accrued for using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. Additional reserves for accumulation and withdrawal benefits that may exceed account values are established using capital market assumptions, such as







                                       13                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         index and volatility, along with estimates of future policyholder behavior. These additional reserves are reflected in future policy benefit reserves on the Consolidated Balance Sheets.

    (k)  POLICY AND CONTRACT CLAIMS

         Policy and contract claims include the liability for claims reported but not yet paid, claims incurred but not yet reported (IBNR), and claim settlement expenses as of December 31 on the Company's accident and health business. Development methods are generally used in the determination of IBNR liabilities. In cases of limited experience or lack of credible claims data, loss ratios are used to determine an appropriate IBNR liability. Claim and IBNR liabilities of a short-term nature are not discounted, but those claim liabilities resulting from disability income or long-term care benefits include interest and mortality discounting.

    (l)  REINSURANCE

         The Company assumes and cedes business with other insurers. Reinsurance premium and benefits paid or provided are accounted for in a manner consistent with the basis used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Future policy benefit reserves, policy and contract account balances, and policy and contract claims covered under reinsurance contracts are recorded as a reinsurance recoverable. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance receivable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. Amounts due to other insurers on assumed business are recorded as a reinsurance payable, and are included in other liabilities on the Consolidated Balance Sheets.

         A gain recognized when the Company enters into a coinsurance agreement with a third-party reinsurer is deferred and recorded in other liabilities on the Consolidated Balance Sheets. Such gains are amortized into operations over either the revenue-producing period or the claims run-off period, as appropriate, of the related reinsured policies. These amortized gains are recorded in other (loss) revenue on the Consolidated Statements of Operations.

    (m)  INVESTMENTS

         The Company classifies certain fixed-maturity and equity securities as "available-for-sale." Accordingly, the securities are carried at fair value, and related unrealized gains and losses are credited or charged directly to accumulated other comprehensive income in stockholder's equity, net of tax and related adjustments to DAC, DSI, VOBA, and reserves (commonly referred to as shadow adjustments). The adjustments to DAC, DSI, and VOBA represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. The adjustment to reserves represents the increase or decrease in the reserve balance that would have been required as a charge or credit to operations had such unrealized
         amounts   been  realized.  The  Company  has  portfolios   of   certain
         fixed-maturity and equity securities classified as "trading," and accordingly, the securities are carried at fair value, and related unrealized gains and losses are reflected as realized investment gains and losses within the Consolidated Statements of Operations. The primary trading portfolio is used to attempt to match the change in value associated with embedded derivative liabilities related to fixed-indexed annuities. This match is not effective to the extent there are credit related factors impacting the value of the securities in this trading portfolio. The Company also has other trading portfolios that are actively managed. In accordance with the investment policy, the Company invests primarily in high-grade marketable securities. Dividends are accrued on the date they are declared. Interest is accrued as earned.







                                       14                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios. Within these portfolios, derivatives can be used for hedging, replication, and income generation only. The financial instruments are valued and carried at fair value and the unrealized gains and losses on the derivatives are reflected in derivative (loss) income within the Consolidated Statements of
         Operations as they do not meet the requirements for an accounting hedge.

         In 2008, the Company purchased a $694,950 notional value of fixed-maturity securities held as available-for-sale with variable interest rates. The Company entered into interest rate swaps with notional amounts equal to the par value of the fixed-maturity securities and maturity dates, in order to attempt to hedge changes in cash flows of the hedged items due to interest rate risk.

         To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as cash flow hedges to specific assets or liabilities on the Consolidated Balance Sheets and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include analysis of changes in fair value or cash flows associated with the hedge relationship.

         Hedge effectiveness is measured using the dollar offset method. The dollar offset method compares changes in cash flows of the hedging instrument with changes in the cash flows of the hedged item attributable to the hedged risk. Random changes in interest rate movements are assumed. Related changes in the cash flows of the hedging instrument are expected to offset the changes in the cash flows of the hedged item as the notional/par amounts, reset dates, interest rate indices, and business day conventions are the same for both the bond and the swap. The cumulative amount of unrealized gains and losses of the hedging instrument is recognized in accumulated other comprehensive income on the Consolidated Balance Sheets. The ineffective portion of the change in the fair value of the hedging instrument is recognized in realized investment losses in the Consolidated Statements of Operations.

         Forward commitments are also carried at fair value. Mortgage-backed securities and structured securities are amortized using anticipated prepayments. Prepayment assumptions for loan-backed securities are obtained from various external sources or internal estimates. The Company believes these assumptions are consistent with those a market participant would use. Premiums or discounts on fixed-maturity securities are amortized using the constant yield method. Short-term securities, which include certificates of deposit, are carried at amortized cost. Policy loans are reflected at unpaid principal balances.

         For mortgage-backed securities and structured securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments using the retrospective method. Any resulting adjustment is included in interest and similar income, net on the Consolidated Statements of Operations.







                                       15                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Mortgage loans on real estate are reflected at unpaid principal balances adjusted for an allowance for uncollectible balances. Interest on mortgage loans is accrued on a monthly basis and recorded in interest and similar income, net on the Consolidated Statements of Operations. The Company analyzes loan impairment at least annually when assessing the adequacy of the allowance for uncollectible balances. The Company evaluates the mortgage loan reserve to ensure that the estimate is based on the most recent available industry default and loss studies and historical default rates for the Company as compared with default rates for the industry group. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company's intent is to hold mortgage loans until paid in full.

         Loans to affiliates are carried at cost. Interest on the loans is accrued monthly, with payments received semi-annually. Real estate is carried at cost less accumulated depreciation and amortized over 39 years at acquisition, and improvements and additions are depreciated using the straight-line method over the remaining life of the real estate. At December 31, 2008, partnerships are accounted for at cost on the Consolidated Balance Sheets. The partnerships are accounted for at cost as the Company did not have a significant ownership percentage to require equity basis accounting. At December 31, 2007, partnerships were recorded at the contracted sale value, which represents fair value of the partnerships. The partnerships were recorded at the contracted sale value as the Company was actively selling the partnerships. Partnerships are recorded in other assets on the Consolidated Balance Sheets. Changes in carrying value are included in interest and similar income, net on the Consolidated Statements of Operations.

         The fair value of fixed-maturity securities and equity securities is obtained from third-party pricing sources whenever possible, except for short-term securities that are priced at amortized cost. Prices obtained from third-party pricing sources are analytically reviewed by AZOA portfolio managers for reasonableness. In certain cases, including private assets as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies. The internal pricing models use yield spreads versus U.S. Treasury Bonds to estimate a market price. Also, the models use market yields of corporate securities with credit and maturity characteristics similar to the security being priced to derive a spread to treasuries. All prices that are not supplied by pricing vendors are reviewed and approved by the AZOA Head of Fixed Income and further reviewed and approved by the AZOA Chief Operating Officer or AZOA Compliance Officer. The fair value of mortgage loans on real estate has been calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk was considered in this calculation implicitly within the discount rate used. The fair value of the options is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. Fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics. Short-term securities, which include certificates of deposit, are carried at amortized cost, which approximates fair value. Policy loan balances, which are supported by the underlying cash value of the policies, approximate fair value.

         Realized gains and losses are computed based on the sale lots with the highest cost basis on the trade date. Those lots are sold first. The Company adjusts DAC, DSI, and VOBA for unrealized gains and losses on available-for-sale investments that support policyholder liabilities. Changes in the fair value of available-for-sale investments are reflected as a direct charge or credit to accumulated other comprehensive income in stockholder's equity, net of related adjustments for DAC, DSI, VOBA, and deferred taxes that would have been recorded if these investments had been sold as of the balance sheet date. Changes in the fair value of trading investments are recorded as realized investment losses on the Consolidated Statements of Operations.







                                       16                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The Company reviews the entire available-for-sale investment portfolio each quarter to determine whether or not declines in fair value are other-than-temporary. For the year ended December 31, 2006, the Company adopted Financial Accounting Standards Board (FASB), FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1). The Company continues to evaluate factors in addition to average cost and fair value, including credit quality, the extent and duration of the decline, market analysis, current events, recent price declines, likelihood of recovery in a reasonable period of time, and management's judgment, to determine whether fixed-income securities are considered other-than-temporarily impaired. In addition, FSP FAS 115-1 requires that the Company evaluate other-than-temporary impairments on available-for-sale fixed-maturity securities based on additional factors. Specifically, declines in value resulting from changes in risk-free interest rates must also be considered. If a fixed-maturity security's fair market value is less than its amortized cost value, an impairment loss must be recorded unless management can assert its ability and intent to hold until recovery. The Company's absence of control over the investment manager's decision to sell (or hold) renders the Company unable to assert ability to hold to recovery and will therefore require the Company to classify all impairments as other-than-temporary and recognize an impairment loss in the period of the decline. For other-than-temporarily impaired securities where the Company is unable to assert intent and ability to hold, but otherwise expects the security to recover, in periods subsequent to the recognition of an other-than-temporary impairment loss, these impaired fixed-maturity securities are accounted for as if they had been purchased on the date of the impairment. That is, the discount or reduced premium recorded from the fixed-maturity securities would be accreted over their remaining life in a prospective manner. For securities that are impaired due to issuer default or due to the Company otherwise not expecting the security to recover, there is no accretion of the impaired amounts.

         The Company views equity securities that have a fair value of at least 20% below average cost at the end of a quarter or are in an unrealized loss position for nine consecutive months as other-than-temporarily impaired. However, other factors, including market analysis, current events, recent price declines, and management's judgment, are also used to determine whether equity securities are considered other-than-temporarily impaired and may result in an equity security being impaired. All previously impaired equity securities will incur additional impairments should the fair value fall below the book value.

         Impairments in the value of securities held by the Company, considered to be other-than-temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized on the Consolidated Statements of Operations. The Company adjusts DAC, DSI, and VOBA for impairments on fixed-maturity securities, as discussed in their respective sections of this note.

    (n)  INVESTMENTS RECORDED USING THE EQUITY METHOD

         The Company uses the equity method of accounting for organizations in which the Company holds a minority interest. The Company's proportionate share of gains or losses is reflected in other (loss) revenue on the Consolidated Statements of Operations.

    (o)  ACCOUNTING FOR OPTION AND FUTURES CONTRACTS

         The Company provides additional benefits through certain life and annuity products, which are linked to the growth in the Standard and Poor's (S&P) 500 index, the NASDAQ 100 index, the Financial Times Stock Exchange (FTSE) 100, and an index comprised of a blend of the Dow Jones Industrial Average, FTSE 100, Barclays Capital US Aggregate, and the Russell 2000. In addition, certain variable annuity contracts provide minimum guaranteed benefits. The Company has analyzed the characteristics of these benefits and has entered







                                       17                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         into over-the-counter (OTC) option contracts and exchange-traded futures contracts tied to an appropriate underlying index with similar characteristics with the objective to economically hedge these risks. The Company uses exchange-traded futures contracts with the objective to increase the effectiveness of the economic hedge. Management monitors in-force amounts and option and futures contract values to ensure satisfactory matching and to identify unsatisfactory mismatches. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option and futures contracts as deemed appropriate or take other actions.

         The OTC option contracts are reported at fair value as derivatives on the Consolidated Balance Sheets. The fair value of the options is derived internally and deemed by management to be reasonable. The process of deriving internal derivative prices requires the Company to calibrate Monte Carlo scenarios to actual market information. The calibrated scenarios are applied to derivative cash flow models to calculate fair value prices for the derivatives. The liability for the benefits is reported in policy and contract account balances on the Consolidated Balance Sheets. Changes in unrealized gains and losses on the option contracts are recorded net of changes in the related policyholder balances for benefits and are included in derivative
         (loss) income on the Consolidated Statements of Operations. Incremental gains and losses from expiring options are included in derivative
         (loss) income on the Consolidated Statements of Operations.

         Futures contracts do not require an initial cash outlay and the Company has agreed to daily net settlement based on movements of the representative index. Therefore, no asset or liability is recorded on the Consolidated Balance Sheets. Gains and/or losses on futures contracts are included in derivative (loss) income on the Consolidated Statements of Operations.

    (p)  SECURITIES LENDING

         The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the Consolidated Balance
         Sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's Consolidated Balance Sheets and interest and dividend income earned by the Company on loaned securities is recognized in interest and similar income, net on the Consolidated Statements of Operations. There were no securities lending transactions outstanding at December 31, 2008 or 2007.

         The Company participates in restricted securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. U.S. Treasury Note securities were lent under a triparty agreement between the Company, broker-dealers (Goldman Sachs, Morgan Stanley), and the Bank of New York. The collateral is defined by the agreement to be at least equal to U.S. government, U.S. government agency, or U.S. government agency mortgage-backed securities. The Company began participating in unrestricted arrangements whereby the Company may use collateral for general purposes. However, the Company suspended securities lending activity in 2008. See note 16 for further discussion of this affiliated securities lending with Dresdner Klienwort Wasserstein.

    (q)  RECEIVABLES

         Receivable balances (contractual amount less allowance for doubtful accounts) approximate estimated fair values. This is based on pertinent information available to management as of year-end, including the financial condition and creditworthiness of the parties underlying the receivables. Receivable balances are monitored and allowances for doubtful accounts are maintained based on the nature of the receivable, and the Company's







                                       18                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         assessment of collectibility. The allowance is estimated by aging the balances of the parties and setting up an allowance for any balances that are more than 90 days old.

    (r)  HOME OFFICE PROPERTY AND EQUIPMENT

         Property and equipment consist of furniture, office equipment, leasehold improvements, and computer hardware. Property and equipment are reported in other assets on the Consolidated Balance Sheets. Major upgrades and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives (3 - 7 years, depending on the asset) of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired, or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in general and administrative expenses on the Consolidated Statements of Operations. The Company's accumulated depreciation was $81,986 and $70,030 as of December 31, 2008, and 2007, respectively.

         Pre-operating and start-up costs incurred in connection with the construction of the Company's headquarters were capitalized until the facility became operational. Interest was also capitalized in connection with the construction and recorded as part of the asset. These costs are being amortized, using the straight-line method, over a 39-year period. The amount of capitalized costs amortized, including interest, during 2008, 2007, and 2006 was $2,275, $2,274, and $2,268, respectively. An addition to the Company's headquarters was put into operation on November 1, 2006. Total amortization related to this addition was $2,104, $2,016, and $351 for the years ended December 31, 2008, 2007, and 2006, respectively.

    (s)  INCOME TAXES

         The Company and its subsidiaries, with the exception of Allianz Life and Annuity Company (ALAC), file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to certain tax allocation elections under the Internal Revenue Code and its related regulations and then reimbursement will be in accordance with an intercompany tax reimbursement arrangement. The Company, each of its insurance subsidiaries except ALAC, and Questar Capital Corporation generally will be paid for the tax benefit on their losses and any other tax attributes to the extent they could have obtained a benefit against their post-1990 separate return tax liability.

         The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the Consolidated Balance Sheets. Any such change could significantly affect the amounts reported on the Consolidated Statements of Operations. Management uses best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums, and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

         The Company utilizes the asset and liability method of accounting for income tax. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial







                                       19                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized or that the related temporary differences, such as other-than-temporary impairments, will not reverse over time (see further discussion in note 15).

    (t)  STOCKHOLDER'S EQUITY, LOAN TO AFFILIATE

         The Company entered into an agreement during 2002 to lend AZOA $250,000 (see further discussion in note 16). This agreement was executed in close proximity to a capital contribution from AZOA of $650,000 in the form of preferred stock of an affiliate. The unamortized loan balance is recorded as contra-equity in accordance with the FASB Emerging Issues Task Force (EITF) Issue No. 85-1, Classifying Notes Received for Capital Stock.

    (u)  STOCKHOLDER'S EQUITY, ACCUMULATED UNREALIZED FOREIGN CURRENCY

         Foreign currency translation adjustments are related to the conversion of foreign currency upon the consolidation of a foreign subsidiary (see further discussion in note 21). The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment net of tax reported as a separate component of comprehensive income on the Consolidated Statements of Comprehensive Income (Loss).

    (v)  SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

         The Company issues variable annuity and life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company recognizes gains or losses on transfers from the general account to the separate accounts at fair value to the extent of contractholder interests in separate accounts, which are offset by changes in contractholder liabilities. The Company also issues variable annuity and life contracts through its separate accounts where the Company provides certain contractual guarantees to the contractholder. These guarantees are in the form of a guaranteed minimum death benefit (GMDB), a guaranteed minimum income benefit
         (GMIB), a guaranteed minimum accumulation benefit (GMAB), and a guaranteed minimum withdrawal benefit (GMWB). These guarantees provide for benefits that are payable to the contractholder in the event of death, annuitization, or at specified dates during the accumulation period.

         Separate account assets supporting variable annuity contracts represent funds for which investment income and investment gains and losses accrue directly to contractholders. Each fund has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets and liabilities are reported as summary totals on the Consolidated Balance Sheets. Amounts charged to the contractholders for mortality and contract maintenance are included in policy fees on the Consolidated Statements of Operations. Administrative and other services are included in fee and commission revenue on the Consolidated Statements of Operations. These fees have been earned and assessed against contractholders on a daily or monthly basis throughout the contract period and are recognized as revenue when assessed and earned. Changes in GMDB and GMIB are calculated in accordance with Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts,







                                       20                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         (SOPO3-1) and are included in policyholder benefits on the Consolidated Statements of Operations. GMAB and GMWB are considered to be embedded derivatives under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and the changes in these embedded derivatives are included in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations.

         The GMDB net amount at risk is defined as the guaranteed amount that would be paid upon death, less the current accumulated policyholder account value. The GMIB net amount at risk is defined as the current amount that would be needed to fund expected future guaranteed payments less the current policyholder account value, assuming that all benefit selections occur as of the valuation date. The GMAB net amount at risk is defined as the current amount that would be added to the contracts less the current policyholder account value. The GMWB net amount at risk is defined as the current accumulated benefit base amount less the current policyholder account value.

         The GMDB provides a specified minimum return upon death. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract. The Company's GMDB options have the following features:

             o Return  of  Premium - Provides the greater of account value
             or  total  deposits  made   to   the  contract,  less  any  partial
             withdrawals and assessments.

             o Reset - Provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to age 81) account value adjusted for withdrawals.

             o Ratchet - Provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 81), adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: quarterly - evaluated quarterly, annual - evaluated annually, and six-year - evaluated every sixth year.

             o Rollup - Provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated with a compound interest rate. There are two variations of rollup interest rates: 5% with no cap and 3% with a cap of 150% of premium. This GMDB locks in at age 81.

             o Earnings Protection Rider - Provides a death benefit equal to the contract value plus a specified percentage of the earnings on the contract at the date of death.

         The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB features are:

             o Return of Premium - Provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments.

             o Ratchet - Provides an annuitization value equal to the greater of account value, net premiums, or the highest one-year
             anniversary  account  value  (prior   to   age 81),   adjusted  for
             withdrawals.

             o Rollup - Provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated with a compound interest rate.

         The GMDB and GMIB liabilities are determined each period by estimating the expected future claims in excess of the associated account balances. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits on the Consolidated







                                       21                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

         The following assumptions were used to determine the GMDB and GMIB liabilities as of December 31, 2008 and 2007:

             o 100   stochastically   generated   investment   performance
             scenarios.

             o Mean investment performance assumption was 7.96%.

             o Volatility assumption was 13.69%.

             o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality Table as of December 31, 2008 and 2007, respectively.

             o Lapse rates vary by contract type and duration. As of December 31, 2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

             o GMIB contracts have dynamic lapse and benefit utilization assumptions. For example, if the contract is projected to have a large additional benefit, then it becomes more likely to elect the GMIB benefit and less likely to lapse.

             o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

         The GMAB is a living benefit that provides the contractholder with a guaranteed value that was established at least five years prior at each contract anniversary. This benefit is first available at the fifth contract anniversary. Depending on the contractholder's selection at issue, this value may be either a return of premium or may reflect market gains, adjusted at least proportionately for withdrawals. The contractholder also has the option to reset this benefit.

         The GMWB is a living benefit that provides the contractholder with a guaranteed amount of income in the form of partial withdrawals. The benefit is payable provided the covered person is between the ages of 50 and 90. The benefit is a fixed rate (depending on the age of the covered person) multiplied by the benefit base in the first year the benefit is taken and contract value in following years. The benefit does not decrease if the contract value decreases due to market losses. The benefit can decrease if the contract value is reduced by withdrawals. The benefit base used to calculate the initial benefit is the maximum of the contract value, the quarterly anniversary value, or the 5% annual increase of purchase payments (capped at twice the total purchase payments).

         The  GMAB  and GMWB liabilities  are  determined  each  period  as  the difference between expected future claims and the expected future profits. One result of this calculation is that these liabilities can be negative (contra-liability). The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised. Products featuring GMWB benefits were first issued in 2007. In the calendar year that a product launches, the reserves are set to zero, until the policy's first anniversary date.







                                       22                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The following assumptions were used to determine the GMAB and GMWB liabilities as of December 31, 2008 and 2007:

             o 200   stochastically   generated   investment   performance
             scenarios.

             o Market  volatility  assumption  of  23.3%  applied  to   an
             aggregate separate account funds beta of 58.0%.

             o Mortality is assumed to be 50% and 60% of the 1994 MGDB Mortality Table as of December 31, 2008 and 2007, respectively.

             o Lapse rates vary by contract type and duration. As of December 31, 2008, spike rates could approach 40%, with an ultimate rate around 15%. As of December 31, 2007, spike rates could approach 45%, with an ultimate rate around 20%.

             o Discount rates vary by contract type and are equal to an assumed long-term investment return (8.6%) less the applicable mortality and expense rate.

         Beginning in 2008, the Company also issued fixed-indexed annuities with a GMWB as an optional rider. The GMWB has a roll-up feature. The net amount at risk is partially limited because the policyholder account value has an annual credit that is floored at zero. Since the account value can not decrease, in contrast to a variable annuity, the difference between the withdrawal value and the account value will not diverge to the degree that is possible in a variable annuity.

    (w)  PERMITTED STATUTORY ACCOUNTING PRACTICES

         The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company currently does not have any permitted practices.

    (x)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - ADOPTED

         In January 2009, the FASB issued FSP EITF No. 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). The FSP amends the impairment guidance of EITF No. 99-20, Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets, by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities (SFAS 115), which permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material impact on the Company's Consolidated Financial Statements.

         In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). For financial statement elements currently required to be measured at fair value, this statement defines fair value, establishes a framework for measuring fair value under GAAP, and enhances disclosures about fair value measurements.







                                       23                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The Company adopted this Statement as of January 1, 2008. Adopting SFAS 157 required changes to the methods for valuing liabilities for equity-indexed and guaranteed benefits provided in the Company's fixed-indexed and variable annuity products, which are currently accounted for under SFAS 133. As required by SFAS 157, the fair valuation models for these financial liabilities reflect components relating to the Company's own credit standing and risk margin. The consideration of these additional elements resulted in a decrease in future policy benefit reserves on the Company's Consolidated Balance Sheets of $96,106 as of January 1, 2008. The pre-tax income impact of this change, net of the related adjustments to amortization of DAC and DSI was $40,427.

         In February 2008, the FASB issued FSP SFAS No. 157-1, Application of FASB Statement No. 157 to FASB Statement No. 13 and Other Accounting Pronouncements That Address Fair Value Measurements for Purposes of Lease Classification or Measurement under Statement 13 (FSP FAS 157-1). FSP FAS 157-1 amends SFAS 157 to exclude SFAS No. 13, Accounting for Leases (SFAS 13), and other accounting pronouncements that address fair value measurements under SFAS 13. The Company adopted this FSP as of January 1, 2008. The adoption did not impact the Company's Consolidated Financial Statements.

         In February 2008, the FASB issued FSP SFAS No. 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). FSP FAS 157-2 delays the effective date of SFAS 157 to fiscal years beginning after December 15, 2008 for certain nonfinancial assets and nonfinancial liabilities within the scope of the FSP. As a result of the issuance of FSP FAS 157-2, the Company did not apply the provisions of FAS 157 to the nonfinancial assets and liabilities within the scope of FAS 157-2.

         In October 2008, the FASB issued FSP SFAS No. 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active. This FSP clarifies the application of SFAS 157 in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. The FSP states that the objective of a fair value measurement is to estimate the price that would be received to sell an asset currently (an exit price) in an orderly transaction that is not a forced liquidation or a distress sale, even if there is little or no market activity for the asset at the measurement date. Further, when relevant observable market information is not available, an approach that incorporates management's judgments about the assumptions that market participants would use in pricing the asset in a current sale transaction would be acceptable. The FSP was effective when issued. Adoption of this FSP did not have a material impact on the Company's Consolidated Financial Statements.

         In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This Statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. This statement was effective for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company adopted this statement as of January 1, 2008. The Company did not elect to apply the fair value option to any financial assets or financial liabilities upon adoption.

         In September 2008, the FASB issued FSP SFAS No. 133-1 and FASB Interpretation (FIN) No. 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1). This FSP amends SFAS 133 to require disclosures by sellers of credit derivatives, including credit







                                       24                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         derivatives embedded in a hybrid instrument. This Statement was effective for fiscal years ending after November 15, 2008. The Company adopted this FSP as of December 31, 2008.

         In September 2006, the FASB issued EITF Issue No. 06-5, Accounting for Purchases of Life Insurance - Determining the Amount That Could Be Realized in Accordance With FASB Technical Bulletin No. 85-4, Accounting for Purchases of Life Insurance (EITF 06-5). EITF 06-5 requires that the Company consider contractual terms in determining the amount that can be realized under a corporate-owned life insurance policy. In addition, a policyholder should determine the amount that could be realized under the insurance contract assuming the surrender certificate by certificate in a group policy. EITF 06-5 was effective for fiscal years beginning after December 15, 2006. The Company adopted EITF 06-5 on January 1, 2007. Adoption of EITF 06-5 resulted in a cumulative effect adjustment of $415 (net of income tax of $223) to retained earnings as of January 1, 2007.

         In June 2006, the FASB issued FIN 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes (SFAS 109). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosure. Upon adoption, the cumulative effect of applying FIN 48 is reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the balance sheet). This pronouncement was adopted January 1, 2007 and did not have a material impact on the Consolidated Financial Statements.

         In May 2007, the FASB issued FSP FIN 48-1, Definition of Settlement in FASB Interpretation No. 48 (FSP FIN 48-1). The FSP addresses whether it is appropriate for a company to recognize a previously unrecognized tax benefit when the only factor that has changed, since determining that a benefit should not be recognized, was the completion of an examination or audit by a taxing authority. The FSP is effective January 1, 2007, the date of the Company's initial adoption of FIN 48. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

         In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets, an amendment to SFAS No. 140 (SFAS 156). SFAS 156 requires that servicing assets or liabilities be initially measured at fair value, with subsequent changes in value reported based on either a fair value or amortized cost approach for each class of servicing asset or liability. Under previous guidance, such servicing assets or liabilities were initially measured at historical cost and the amortized cost method was required for subsequent reporting. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.

         In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments, which amends FASB Statements No. 133 and No. 140. This Statement resolves issues addressed in Statement 133 Implementation Issue No. D1, Recognition and Measurement of
         Derivatives: Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company adopted this guidance effective January 1, 2007. The adoption of this interpretation did not have a material impact on the Consolidated Financial Statements.







                                       25                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In September 2005, the AcSEC issued SOP No. 05-1, Deferred Acquisition Costs (DAC) on Internal Replacements (SOP 05-1), which expands the definition of internal replacements and changes the accounting for DAC on replacements in connection with modifications or exchanges of insurance contracts. An internal replacement, as defined in the guidance, is a policy revision that changes the nature of the investment rights or insurance risk between the Company and the contractholder. If an internal replacement substantially changes a contract, then DAC is written off immediately through income. This Statement was effective for fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007 and the adoption did not have a material impact on the Consolidated Financial Statements.

         In September 2006, the Securities and Exchange Commission (SEC) published Staff Accounting Bulletin (SAB) No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. This Bulletin addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. This Bulletin is effective for fiscal years ending after November 15, 2006. The adoption of this SAB did not have a material impact on the Consolidated Financial Statements.

         In September 2006, the FASB issued SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158), which improves financial reporting by requiring an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its statement of financial position and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. This was effective for public companies with fiscal years ending after December 15, 2006. The Company did have an impact from the adoption as disclosed in note 17. The Statement also requires that an employer measure the funded status of a plan as of the date of its year-end. This is effective for fiscal years ending after December 15, 2008. The Company adopted this guidance on December 31, 2008. Changing from a September 30 measurement date to a December 31 measurement date did not have a material impact on the Company's Consolidated Financial Statements.

         In November 2005, the FASB issued FSP FAS 115-1, The Meaning of Other Than temporary Impairments and its Application to Certain Investments, effective for reporting periods beginning after December 15, 2005. The FSP provides guidance on when an investment is considered impaired, whether that impairment is other-than-temporary, subsequent recognition of other-than-temporary impairment, and disclosures about unrealized losses. The Company adopted the FSP effective December 31, 2006, which resulted in realizing $612,635 of additional losses from interest-related impairments on investments managed by a third party where the investment manager has the discretion to sell securities in a loss position. The realized investment losses impact the current and estimated future gross profits and assessments used in determining the amortization of DAC, DSI, VOBA, URR, and the AAR. The investment losses were offset by increases of $322,676 in DAC, $34,424 in DSI, $7,472 in VOBA, $39,323 in URR, and a reduction of $19,715 in the AAR.







                                       26                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections - a Replacement of APB Opinion No. 20 and SFAS No. 3. This statement was effective for fiscal years beginning after December 15, 2005 and applies to voluntary accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. It also applies to changes required by new accounting pronouncements if the pronouncement does not include specific transition provisions. The statement requires retrospective application of changes in accounting principle, unless it is impracticable to determine either the period-specific effect of an accounting change or the cumulative effect of the change. Adoption of this Statement did not have a material impact on the Consolidated Financial Statements.

    (y)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS - TO BE ADOPTED

         In December 2008, the FASB issued FSP FAS No. 132(R)-1, Employers' Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132(R)-
         1). This FSP amends SFAS No. 132(R), Employers' Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer's disclosures about plan assets of a defined benefit pension or other postretirement plan. The disclosures about plan assets required by FSP FAS 132(R)-1 will be provided for fiscal years ending after December 15, 2009. The FSP will not have a financial impact on the Company's Consolidated Financial Statements.

         In November 2008, the FASB issued EITF Issue No. 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). The EITF applies to all investments accounted for under the equity method. The EITF addresses certain questions that have been raised about the application of the equity method in light of changes in accounting for business combinations and noncontrolling interests under SFAS No. 141 (revised
         2007), Business Combinations (SFAS 141(R)), and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements - an amendment of ARB 51 (SFAS 160). Other-than-temporary impairment testing need only be performed at the overall investment level rather than the individual asset level. When an equity method investee issues new shares, the investor will recognize a gain or loss associated with its corresponding change in ownership interest. The EITF is effective on a prospective basis in fiscal years beginning on or after December 15, 2008. The Company does not expect EITF 08-6 to have a material impact upon adoption.

         In April 2008, the FASB issued FSP FAS No. 142-3, Determination of the Useful Life of Intangible Assets (FSP FAS 142-3). The FSP applies to all recognized intangible assets and provides guidance on estimating the useful life of recognized intangible assets. The FSP requires that an entity should consider its own historical experience with similar arrangements when developing assumptions about renewal or extension. In the absence of historical experience, an entity should consider the assumptions that market participants would use. The assumptions should be adjusted for entity specific factors such as the entity's expected use of the asset. The FSP also adds new disclosures relating to the renewal or extension of recognized intangible assets. The FSP is effective for financial statements issued for fiscal years beginning after December 15, 2008. The Company does not expect FSP FAS 142-3 to have a material impact upon adoption.

         In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities - An amendment of FASB Statement No. 133. This Statement requires enhanced disclosures about an entity's derivative and hedging activities and thereby improves the transparency of financial reporting. This Statement is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application permitted. The Company plans to adopt this guidance effective January 1, 2009. This Statement will not have a financial impact on the Consolidated Financial Statements.







                                       27                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         In December 2007, the FASB issued SFAS 141(R). This Statement creates greater consistency in the accounting and financial reporting of business combinations. SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. This Statement is to be applied prospectively to business combinations for which the acquisition date is on or after the first annual period beginning after December 15, 2008. The Company will apply SFAS 141(R) to business combinations with acquisition dates on or after January 1, 2009.

         In December 2007, the FASB issued SFAS 160. This Statement provides requirements for accounting for noncontrolling (minority) interests in subsidiaries as equity in the consolidated financial statements. SFAS 160 also requires that accounting for transactions between an entity and noncontrolling interests be treated as equity transactions. SFAS 160 is effective for fiscal years beginning on or after
         December 15, 2008. This Statement is to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively for all periods presented. The Company does not expect SFAS 160 to have a material financial impact upon adoption.

    (z)  RECLASSIFICATIONS

         Certain prior year balances have been reclassified to conform to the current year presentation.

         During 2008, the Company changed its method of presentation for the market value liability option (MVLO) reserve releases by reclassifying portions of this activity to premiums and benefits on the Consolidated Statements of Operations (Adjustment 1). This change was made to better match surrenders, annuitizations, and death payments with the related reserve release, and isolated the change in fair value of the MVLO embedded derivative, resulting in more meaningful and representative benefit margins and other disclosures.

         The second reclassification (Adjustment 2) splits net investment income, as reported in prior years, into three separate report lines: interest and similar income, derivative income, and change in fair value of annuity embedded derivatives. The change in fair value of annuity embedded derivatives now includes the change in fair value of the MVLO and the change in fair value of GMWB and GMAB.

         The third reclassification (Adjustment 3) is to reclassify changes in GMWB and GMAB from policyholder benefits into the change in fair value of annuity embedded derivatives.

         The fourth reclassification (Adjustment 4) is to move the presentation of equity earnings amounts to be above the income from operations before income taxes line as the amounts are not material for separate line disclosure. This reclassification caused a change in deferred income tax expense (benefit) which is also presented on the
         Consolidated Statements of Cash Flows within net cash (used in) provided by operating activities.







                                       28                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         The reclassifications resulted in adjustments to the Consolidated Statements of Operations as presented in the following tables:








                                                      For the year ended December 31, 2007
                                 --------------------------------------------------------------------------------
                                 As originally Adjustment    Adjustment    Adjustment    Adjustment
                                  reported         1             2             3             4        As adjusted
                                 -----------  ------------  ------------  ------------  ------------  -----------
Revenue:
   Premiums                    $   368,306  $           - $           - $           - $           - $   368,306
   Policy fees                     342,347       424,020              -             -             -     766,367
   Premiums and annuity
     considerations, ceded         (255,394)         (422)            -             -             -     (255,816)
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net premiums and
        considerations             455,259       423,598              -             -             -     878,857
   Net investment income         2,161,560       (473,652)   (1,687,908)            -             -            -
   Interest and similar income, net       -             -    2,565,331              -             -   2,565,331
   Derivative loss                        -             -      (251,392)            -             -     (251,392)
   Realized investment losses, net (710,978)            -             -             -             -     (710,978)
   Fee and commission revenue      199,356              -             -             -             -     199,356
   Other (loss) revenue            133,686              -             -             -          (111)    133,575
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total revenue              2,238,883        (50,054)     626,031              -          (111)  2,814,749
                                 -----------  ------------  ------------  ------------  ------------  -----------
Benefits and expenses:
   Policyholder benefits           541,638        (50,078)            -        3,522              -     495,082
   Change in fair value of annuity
     embedded derivatives                 -             -      626,031         (3,522)            -     622,509
   Benefit recoveries              (429,655)          24              -             -             -     (429,631)
   Net interest credited to
     policyholder account values 1,031,830              -             -             -             -   1,031,830
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net benefits               1,143,813        (50,054)     626,031              -             -   1,719,790
   Commissions and other agent
     compensation                  913,444              -             -             -             -     913,444
   General and administrative expen772,992              -             -             -             -     772,992
   Change in deferred acquisition
     costs, net                    (650,735)            -             -             -             -     (650,735)
                                                            ------------  ------------  ------------
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total benefits and expenses2,179,514        (50,054)     626,031              -             -   2,755,491
      Income from operations
        before income taxes         59,369              -             -             -          (111)     59,258
                                 -----------  ------------  ------------  ------------  ------------  -----------
Income tax expense (benefit):
   Current                          64,494              -             -             -          (249)     64,245
   Deferred                         (60,705)            -             -             -          446       (60,259)
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Total income tax expense       3,789              -             -             -          197        3,986
                                -----------  ------------  ------------  ------------  ------------  -----------
      Income before equity earnings 55,580              -             -             -          (308)     55,272
Equity in earnings of equity
   method investees, net of tax        (308)            -             -             -          308             -
                                 -----------  ------------  ------------  ------------  ------------  -----------
      Net income               $    55,272  $           - $           - $           - $           - $    55,272
                                 ===========  ============  ============  ============  ============  ===========




                                       29                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)


                                                       For the year ended December 31, 2006
                                -----------------------------------------------------------------------------------
                                As originally  Adjustment    Adjustment    Adjustment    Adjustment
                                  reported          1             2             3            4        As adjusted
                                -------------  ------------  ------------  ------------  -----------  -------------
Revenue:
   Premiums                   $     597,903  $           - $           - $           - $          - $     597,903
   Policy fees                      358,630       223,655              -             -            -       582,285
   Premiums and annuity
     considerations, ceded          (320,596)         (354)            -             -            -       (320,950)
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net premiums and              635,937       223,301              -             -            -       859,238
        considerations
   Net investment income          1,689,688       (256,689)   (1,432,999)            -            -              -
   Interest and similar income, net        -             -    2,142,843              -            -     2,142,843
   Derivative income                       -             -      643,231              -            -       643,231
   Realized investment losses, net  (557,413)            -             -             -            -       (557,413)
   Fee and commission revenue       160,294              -             -             -            -       160,294
   Other (loss) revenue             102,731              -             -             -       1,913        104,644
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total revenue               2,031,237        (33,388)   1,353,075              -       1,913      3,352,837
                                -------------  ------------  ------------  ------------  -----------  -------------
Benefits and expenses:
   Policyholder benefits            737,001        (33,402)            -        8,126             -       711,725
   Change in fair value of annuity
     embedded derivatives                  -             -    1,353,075         (8,126)           -     1,344,949
   Benefit recoveries               (403,779)          14              -             -            -       (403,765)
   Net interest credited to
     policyholder account values    725,296              -             -             -            -       725,296
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net benefits                1,058,518        (33,388)   1,353,075              -            -     2,378,205
   Commissions and other agent
     compensation                 1,035,765              -             -             -            -     1,035,765
   General and administrative expens625,188              -             -             -            -       625,188
   Change in deferred acquisition
    costs, net                    (1,049,646)            -             -             -            -     (1,049,646)
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total benefits and expenses 1,669,825        (33,388)   1,353,075              -            -     2,989,512
      Income from operations
        before income taxes         361,412              -             -             -       1,913        363,325
                                -------------  ------------  ------------  ------------  -----------  -------------
Income tax expense (benefit):
   Current                           81,510              -             -             -         (588)       80,922
   Deferred                          28,558              -             -             -         (679)       27,879
                                -------------  ------------  ------------  ------------  -----------  -------------
      Total income tax expense      110,068              -             -             -       (1,267)      108,801
                                -------------  ------------  ------------  ------------  -----------  -------------
                                -------------  ------------  ------------  ------------  -----------  -------------
 Income before equity earnings      251,344              -             -             -       3,180        254,524
Equity in earnings of equity
   method investees, net of tax       3,180              -             -             -       (3,180)             -
                                -------------  ------------  ------------  ------------  -----------  -------------
      Net income              $     254,524  $           - $           - $           - $          - $     254,524
                                =============  ============  ============  ============  ===========  =============






                                       30                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





The   reclassifications  resulted  in  adjustments  to  the  Consolidated
Statements of Cash Flows as presented in the following tables:






                                               For the year ended December 31, 2007
                                           -----------------------------------------------------------------------------------------
                                              As originally  Adjustment     Adjustment    Adjustment     Adjustment
                                               reported          1              2              3             4         As adjusted
                                              ------------  -------------  -------------  ------------  -------------  -------------
Cash flows provided by (used in) operating
activities:
   Net (loss) income                       $       55,272  $       -      $       -      $      -      $       -      $      55,272
                                              ------------  -------------  -------------  ------------  -------------  -------------
     Adjustments to reconcile net (loss)
     income to net cash provided by
     (used in) operating activities:
       Realized investment losses                 711,088          -              -             -              -            711,088
       Purchases of trading securities         (2,196,297)         -              -             -              -         (2,196,297)
       Sale and other redemptions of
        trading securities                        558,380          -              -             -              -            558,380
       Unrealized loss on annuity-related
        options and gross reserves                347,575          -              -             -              -            347,575
       Deferred income tax (benefit) expense      (60,705)         -              -             -             446           (60,259)
       Charges to policy account balances         (73,808)         -              -             -              -            (73,808)
       Gross interest credited to policy
       account balances                         1,041,726          -              -             -              -          1,041,726
       Amortization of (discount)
        premium, net                               (4,942)         -              -             -              -             (4,942)
       Equity in earnings of equity method
        investees                                     111          -              -             -               (111)         -
       Change in:
        Accrued investment income                 (57,254)         -              -             -              -            (57,254)
        Receivables                               103,102          -              -             -              -            103,102
        Reinsurance recoverable                    59,201          -              -             -              -             59,201
        Deferred acquisition costs               (650,735)         -              -             -              -           (650,735)
        Future policy benefit reserves            183,321          -              -             -              -            183,321
        Policy and contract claims                (86,869)         -              -             -              -            (86,869)
        Other policyholder funds                   21,034          -              -             -              -             21,034
        Unearned premiums                         (15,566)         -              -             -              -            (15,566)
        Other assets and liabilities             (130,342)         -              -             -              -           (130,342)
       Other, net                                 (83,309)         -              -             -               (335)       (83,644)
                                              ------------  -------------  -------------  ------------  -------------  -------------
          Total adjustments                      (334,289)         -              -             -              -           (334,289)
                                              ------------  -------------  -------------  ------------  -------------  -------------
          Net cash provided by (used in)
                      operating activities $     (279,017)$        -     $        -     $       -     $        -     $     (279,017)
                                              ============  =============  =============  ============  =============  =============






                                       31                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)



-----------------------------------------------------------------------------------------------------------------------------------
                                         For the year ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                      As originally   Adjustment     Adjustment    Adjustment    Adjustment         As
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                        reported           1             2              3             4          Adjusted
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
operating activities:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   Net (loss) income                $    254,524    $       -     $        -     $       -     $       -     $   254,524
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     Adjustments to reconcile net (loss)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     income to net cash provided by
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
     (used in) operating activities:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Realized investment losses         555,195            -              -             -             -         555,195
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Purchases of trading securities    (1,345,475)        -              -             -             -         (1,345,475)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Sale and other redemptions of
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        trading securities               198,668            -              -             -             -         198,668
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Unrealized loss on annuity-related
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        options and gross reserves       912,662            -              -             -             -         912,662
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Deferred income tax (benefit)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        expense                           28,558            -              -             -              (679)     27,879
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Charges to policy account balances    (69,941)        -              -             -             -            (69,941)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Gross interest credited to policy
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        account balances                 730,546            -              -             -             -         730,546
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Amortization of (discount)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        premium, net                     111,697            -              -             -             -         111,697
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Equity in earnings of equity
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        method investees                     (1,913)        -              -             -          1,913             -
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Change in:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Accrued investment income           (72,326)        -              -             -             -            (72,326)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Receivables                        (106,654)        -              -             -             -           (106,654)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Reinsurance recoverable             (84,138)        -              -             -             -            (84,138)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Deferred acquisition costs       (1,049,646)        -              -             -             -         (1,049,646)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Future policy benefit reserves   139,631            -              -             -             -         139,631
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Policy and contract claims         8,944            -              -             -             -           8,944
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Other policyholder funds            (66,312)        -              -             -             -            (66,312)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Unearned premiums                 20,243            -              -             -             -          20,243
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
        Other assets and liabilities      32,512            -              -             -             -          32,512
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Other, net                            (23,545)        -              -             -            (1,234)       (24,779)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          Total adjustments                 (81,294)        -              -             -             -            (81,294)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by (used in)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                    operating activities $173,230    $       -     $        -     $       -     $       -     $   173,230
--------------------- ----------------==============--============--=============--============--============--=============-------








                                       32                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(3) RISK DISCLOSURES

    The following is a description of the significant risks facing the Company and how it attempts to mitigate those risks:

    (a)  CREDIT RISK

         The risk that issuers of fixed rate and variable rate income securities, mortgages on commercial real estate, or transactions with other parties, such as reinsurers and derivative counterparties, default on their contractual obligations. This risk has significantly increased in 2008 caused by the overall decline in U.S. economic conditions resulting in higher security credit spreads and related declines in investment value. The Company is at risk of economically realizing these losses if it is required to sell investments to meet its cash flow needs. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company considers all relevant objective information available in estimating the cash flows related to structured securities. The Company actively monitors and manages exposures, and determines whether any securities are impaired. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, and the relationship of credit risk in the asset portfolio to liabilities. The Company also has an asset-liability management strategy to align cash flows and duration of the investment portfolio with policyholder liability cash flows and duration.

         For derivative counterparties, the Company attempts to minimize credit risk by establishing relationships with counterparties rated A- and higher. The Company has executed Credit Support Annexes (CSA) with all active counterparties and requires a CSA from all new counterparties added to the counterparty pool. The CSA agreement further limits credit risk by requiring counterparties to post collateral to a trust account based on their current credit rating. The Company reviews the credit rating of the counterparties at least monthly.

    (b)  CREDIT CONCENTRATION RISK

         The risk of increased exposure to major asset defaults (of a single security issuer or class of security issuers); economic conditions (if business is concentrated in a certain industry sector or geographic area); or adverse regulatory or court decisions (if concentrated in a single jurisdiction) affecting credit. This risk has increased in 2008 and early 2009 due to the merger of financial institutions for which the Company holds related investments.

         The Company's Asset Liability Management Committee (ALCO) recommends an investment policy to both the Allianz of America Finance Committee (AZOA FiCo), and subsequently the Board of Directors for Allianz Life Insurance Company of North America (Allianz Life BOD). The investment policy and accompanying investment mandates specify asset allocation among major asset classes and the degree of asset manager flexibility for each asset class. The investment policy complies, at a minimum, with state statutes. Compliance with the policy is monitored by ALCO who is responsible for implementing internal controls and procedures. Deviations from the policy are monitored and addressed. AZOA FiCo and subsequently the Allianz Life BOD review the policy and mandates at least annually.







                                       33                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         Mitigation controls include a monthly report from the asset manager that shows the fixed income risk profile, including sector allocation, credit rating distribution, and other credit statistics. The Company performs a quarterly calculation to ensure compliance with the State of Minnesota basket clause.

    (c)  LIQUIDITY RISK

         The risk that unexpected timing or amounts of cash needed will require liquidation of assets in a market that will result in loss of realized value or an inability to sell certain classes of assets such that an insurer will be unable to meet its obligations and contractual guarantees. Market or Company conditions may preclude access to, or cause disruption of, outside sources of liquidity (e.g., through borrowing, affiliate advances, reinsurance, or securitization) upon which an insurance company typically relies in the normal course of business. Additionally, the Company may not be able to sell large blocks of assets at current market prices, especially in the current investment environment. Liquidity risk also arises from uncertain or unusual cash demands from catastrophic events.

         The Company attempts to manage liquidity within three specific domains: monitoring product development, product management, business operations, and the investment portfolio; setting asset/liability management (ALM) strategies; and managing the daily ALM and cash requirements.

    (d)  INTEREST RATE RISK

         The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. This is also the risk that interest rates will change and cause an increase in the value of variable annuity guarantees, including GMWB, GMAB, GMIB, and GMDB.

         The Company attempts to mitigate this risk by offering products that transfer interest rate risk to the policyholder and by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. The transfer of interest rate risk exposure to policyholders is based on risk free rates versus changes in effective yield of the investment portfolio. Asset and liability matching models are used by the Company to mitigate interest rate risk due to the close relationship between its interest rate sensitive assets and liabilities. The Company considers both the maturity and duration of the asset portfolio as compared with the expected duration of the liability reserves. The Company also attempts to mitigate interest rate risk through asset/liability risk controls, including product development and pricing, product management, and investment asset management. The Company attempts to limit interest rate risk on variable annuity guarantees through product development and pricing and product management. In certain situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

    (e)  EQUITY MARKET RISK

         The risk that movements in the equity markets will result in losses to assets held by the Company or that product features tied to equity markets will increase in value by more than held assets. Fixed-indexed annuity products increase the policy value based on the growth of market indexes. The Company attempts to hedge this exposure with a combination of OTC and exchange-traded derivatives.







                                       34                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         An additional risk is that variable annuity products have guarantees, GMWB, GMIB, and GMDB, which provide a guaranteed level of payments irrespective of market movements. The risk here is of a market downturn or an increase in hedging costs due to greater market volatility, both of which were realized in 2008. The Company has adopted an economic hedging program using derivative instruments to attempt to manage the delta (equity market) risk and provide for these excess guarantee payments in those situations when the separate account assets are not sufficient to provide for them. The Company does not have a vega (market volatility) hedge but attempts to manage risk prospectively through product development and pricing. Equity market risk is also partially mitigated by separate account fund allocation restrictions.

         For products with GMAB, policyholder contracts allow the Company to employ an automatic investment allocation process to move policyholder funds into fixed accounts during a market downturn to help mitigate this risk. The Company also implemented a delta hedge on the GMAB benefit in November 2008.

    (f)  LEGAL/REGULATORY RISK

         The risk that changes in the legal or regulatory environment in which the Company operates may result in reduced demand for its products or additional expenses not assumed in product pricing. Additionally, the Company is exposed to risk related to how the Company conducts itself in the market and the suitability of its product sales to contractholders. The Company attempts to mitigate this risk by offering a broad range of annuity products and by operating throughout the U.S. The Company actively monitors all market-related exposure and has members that participate in national and international discussions relating to legal, regulatory, and accounting changes that may impact the business. The Company also has defined suitability standards that are at least as rigorous as, and usually exceeding, the requirements of regulators.

    (g)  RATINGS RISK

         The risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk of changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. In an attempt to mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk. Stress tests are performed at least quarterly to assess how rating agency capital adequacy models would be impacted by severe economic events.

    (h)  MORTALITY RISK

         The risk that life expectancy assumptions used by the Company to price its life insurance business are too aggressive (i.e. insureds live shorter than expected lives). The Company mitigates this risk primarily through reinsurance. Approximately 90% of the Company's mortality risk on its life business is reinsured to third parties. The Company also reviews its mortality assumptions at least annually, reviews mortality experience periodically, and uses conservative underwriting methods relative to the industry.

    (i)  REINSURANCE RISK

         The risk that reinsurance companies default on their obligation where the Company has ceded a portion of its insurance risk. The Company uses reinsurance to limit its risk exposure in its life and long-term care business and to divest of blocks of business no longer considered core to the Company. The Company has established controls to mitigate reinsurance risk. Counterparty ratings must meet certain thresholds or a trust is required to







                                       35                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         be established. All arrangements are regularly monitored to determine if trusts or letters of credit are sufficient to support the ceded liabilities. The Company also diversifies its exposure across a minimum of three reinsurers for a single life product. Also, the Company reviews the financial standings and ratings of its reinsurance counterparties at least quarterly.

(4) ACQUISITION OF BUSINESS

    On April 1, 2007, the Company purchased 100% of all issued and outstanding shares of common stock of Templeton Funds Annuity Company (TFAC) from Franklin Agency, Inc., a wholly owned subsidiary of Franklin Resources, Inc.
    (FRI).  TFAC  was subsequently renamed  Allianz  Life  and  Annuity  Company
    (ALAC). The results of operations and financial condition of ALAC, which are not material, have been included in the Consolidated Financial Statements since April 1, 2007. ALAC is a life insurance company licensed in forty-five states and the District of Columbia. It has existing variable annuity insurance contracts and is not actively selling or marketing any of the existing products. The primary reason for this acquisition was to obtain the variable annuity licenses.

    The Company acquired ALAC for a purchase price of $14,542. The purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The Company has assigned $11,276 to tangible net assets, and $2,050 to identifiable intangible assets consisting of insurance licenses. These intangible assets have indefinite lives and are not amortized but are instead subject to impairment tests. The excess of the purchase price over the estimated fair values of net assets acquired was recorded as goodwill in the amount of $1,216. The goodwill and intangible assets are nondeductible for tax purposes. This acquisition was accounted for using the purchase method.

    The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition of April 1, 2007:



 Cash                                                         $   2887
 Other current assets                                             9700
 Intangible assets                                                2050
 Goodwill                                                         1216
 Separate account assets                                          9338
                                                                -------
                                  Total assets acquired          25191
                                                                -------
 Current liabilities                                              1311
 Separate account liabilities                                     9338
                                                                -------
                                  Total liabilities assumed      10649
                                                                -------
                                  Net assets acquired         $  14542
                                                                -------









                                       36                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(5) INVESTMENTS

    At December 31, 2008 and 2007,  the amortized cost or cost, gross unrealized
    gains,   gross   unrealized   losses,   and   estimated   fair   values   of
    available-for-sale securities are as shown in the following table:


                                                 Amortized           Gross             Gross            Estimated
                                                   cost           unrealized        unrealized            fair
                                                  or cost            gains            losses              value
                                              ----------------  ----------------  ----------------   ----------------
2008:
    Fixed-maturity securities:
       U.S. government                      $       697,066   $       189,040   $             -   $        886,106
       Agencies not backed by the
          full faith and credit of the
          U.S. government                           119,797            11,743                 -            131,540
       States and political subdivisions            301,441             8,335                 -            309,776
       Foreign government                           203,776            22,354                 -            226,130
       Public utilities                           1,727,221            55,899                 -          1,783,120
       Corporate securities                      20,220,773           425,890                 -         20,646,663
       Mortgage-backed securities                12,210,356           486,660                 -         12,697,016
       Collateralized mortgage
          obligations                                40,792             4,925                 -             45,717
                                              ----------------  ----------------  ----------------   ----------------
                Total fixed-maturity
                   securities                    35,521,222         1,204,846                 -         36,726,068
    Equity securities                                    84                 -                 9                 75
                                              ----------------  ----------------  ----------------   ----------------
                                              ----------------  ----------------  ----------------   ----------------
                Total available-for-sale
                   securities               $    35,521,306   $     1,204,846   $             9   $     36,726,143
                                              ================  ================  ================   ================
2007:
    Fixed-maturity securities:
       U.S. government                      $     1,929,269   $       168,500   $             -   $      2,097,769
       Agencies not backed by the
          full faith and credit of the
          U.S. government                            33,726             2,404                 -             36,130
       States and political subdivisions            289,978            17,711                 -            307,689
       Foreign government                           215,739            13,756                 -            229,495
       Public utilities                           1,451,535            38,805                 -          1,490,340
       Corporate securities                      19,015,811           547,864                 -         19,563,675
       Mortgage-backed securities                10,276,194           342,603                 -         10,618,797
       Collateralized mortgage
          obligations                                45,180             2,247                 -             47,427
                                              ----------------  ----------------  ----------------   ----------------
                Total fixed-maturity
                   securities                    33,257,432         1,133,890                 -         34,391,322
    Equity securities                                17,601               222             1,104             16,719
                                              ----------------  ----------------  ----------------   ----------------
                                              ----------------  ----------------  ----------------   ----------------
                Total available-for-sale
                   securities               $    33,275,033   $     1,134,112   $         1,104   $     34,408,041
                                              ================  ================  ================   ================








                                       37                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The net unrealized gains (losses) on available-for-sale securities and cash flow hedges consist of the following at December 31:








                                                   2008                  2007                  2006
                                             ------------------    ------------------    ------------------
Available-for-sale:
     Fixed maturities                     $       1,204,846     $       1,133,890     $         450,887
     Equities                                               (9)                 (882)               347
Cash flow hedges                                     24,306                    -                     -
Adjustments for:
     DAC                                              (705,203)             (599,149)             (258,680)
     VOBA                                              (21,239)              (23,332)               (9,013)
     DSI                                               (58,587)              (60,981)              (24,405)
     URR                                             56,976                63,392                33,862
     Deferred taxes                                   (175,376)             (179,529)              (67,729)
                                             ------------------    ------------------    ------------------
                 Net unrealized gains     $         325,714     $         333,409     $         125,269
                                             ==================    ==================    ==================











    The changes in net unrealized gains on available-for-sale fixed-maturity securities before adjustments for deferred taxes, DAC, VOBA, DSI, and URR were $70,956, $683,003, and $185,451 for the years ended December 31, 2008,
    2007, and 2006, respectively.

    The changes in net unrealized gains (losses) on available-for-sale equity securities, before adjustments for deferred taxes, were $873, $(1,229), and $(95,167) for the years ended December 31, 2008, 2007, and 2006, respectively.

    The   amortized   cost   and  estimated  fair  value  of  available-for-sale
    fixed-maturity securities at December 31, 2008, by contractual maturity, are shown below.


                                                                          Amortized             Estimated
                                                                             cost               fair value
                                                                      -------------------   -------------------
Available-for-sale:
     Due in one year or less                                       $          200,915    $          203,943
     Due after one year through five years                                  3,280,962             3,316,346
     Due after five years through ten years                                10,653,615            10,849,689
     Due after ten years                                                    9,134,582             9,613,357
     Mortgage-backed securities and collateralized
        mortgage obligations                                               12,251,148            12,742,733
                                                                      -------------------   -------------------
                                                                      -------------------   -------------------
                 Total available-for-sale fixed-maturity securities$       35,521,222    $       36,726,068
                                                                      ===================   ===================


    Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $14,117,682 as of December 31, 2008.







                                       38                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Unrealized losses on available-for-sale securities and the related fair value for the respective years ended December 31 are shown below:




                                     12 months or less      Greater than 12 months           Total
                                   -----------------------  -----------------------  -----------------------
                                               Unrealized               Unrealized               Unrealized
                                   Fair value    losses     Fair value    losses     Fair value    losses
                                   ----------- -----------  ----------  -----------  ----------  ----------
2008:
    Equity securities             $       75  $        9  $         - $          - $       75  $         9
                                   ----------- -----------  ----------  -----------  ----------  ----------
      Total temporarily impaired
        available-for-sale securities     75           9  $         - $          - $       75  $         9
                                   =========== ===========  ==========  ===========  ==========  ==========
2007:
    Equity securities             $   16,174  $    1,104  $         - $          - $   16,174  $     1,104
                                   ----------- -----------  ----------  -----------  ----------  ----------
      Total temporarily impaired
        available-for-sale securities 16,174       1,104  $         - $          - $   16,174  $     1,104
                                   =========== ===========  ==========  ===========  ==========  ==========







    As of December 31, 2008 and 2007, there were no available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities; for equity securities, there were 23 and 3, respectively.

    Proceeds from sales of available-for-sale and trading investments are presented in the following table:



----------------------------------------------------------------------------------------------------------------------
                                                             Years ended December 31,
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                               2008            2007             2006
----------------------------------------------------------------------------------------------------------------------
Available-for-sale:
----------------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                $    1,413,235   $   1,118,979   $     5,636,908
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free and taxable exchanges                -               -                 1,160
----------------------------------------------------------------------------------------------------------------------
    Equity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                        14,906          68,229           506,311
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free exchanges,
----------------------------------------------------------------------------------------------------------------------
        redemptions and spin-offs                                 -               -                 3,868
----------------------------------------------------------------------------------------------------------------------
Trading:
----------------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                     1,244,445         556,061           172,653
----------------------------------------------------------------------------------------------------------------------
      Proceeds from tax-free and taxable exchanges                -               -                 5,240
----------------------------------------------------------------------------------------------------------------------
    Equity securities
----------------------------------------------------------------------------------------------------------------------
      Proceeds from sales                                        17,540           3,560             5,894
----------------------------------------------------------------------------------------------------------------------




    Trading forward commitments of $10,943, $0, and $0 were purchased and $10,943, $0, and $0 were sold by the Company during 2008, 2007 and 2006, respectively. There were no gains or losses realized in 2008, 2007, or 2006 from these securities. Available-for-sale forward commitments of $943,124, $0, and $0 were purchased and $943,124, $0, and $0 were sold by the Company during 2008, 2007 and 2006, respectively. There were no gains or losses realized in 2008, 2007, or 2006 from these securities.

    As of December 31, 2008 and 2007, investments with a carrying value of $85,741 and $91,063, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.


                                       39                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    As of December 31, 2008 and 2007, the Company held options purchased (asset) and options sold (liability) with the following amortized cost, fair value, and notional amounts:


                                                   2008              2007
                                              ---------------   ----------------
 Options
         Purchased (asset)
                           Amortized cost    $      484,060    $      482,639
                           Fair value               524,827           379,855
                           Notional              11,427,185        21,245,193
         Sold (liability)
                           Basis             $      316,248    $      304,351
                           Fair value               518,778           218,108
                           Notional               7,708,902        18,497,585


    The Company utilizes option contracts with the objective to economically hedge certain fixed-indexed annuity and life products tied to the S&P 500 index or NASDAQ 100 index as well as the objective to economically hedge certain variable annuity guaranteed benefits. The Company also utilizes futures to economically hedge fixed-indexed annuity and life and variable annuity guarantees.

    The following table presents the net realized gains (losses), gains (losses) on exercise of options, and corresponding changes in the policy and contract account balance being hedged.


                                                                           Years ended December 31,
                                                                   2008            2007            2006
Options to economically hedge certain fixed-indexed
      annuity and life products:
          Net realized (losses) gains                        $      (143,402) $    (211,217)$        127,367
          Gains on exercise of options                               417,573         10,743           80,182
          Decrease (increase) in policy and contract
              account balance                                        107,202       (152,379)      (1,096,386)
Options to economically hedge certain variable annuity
      guaranteed benefits:
          Net realized gains (losses)                        $         -      $      15,502 $         (2,976)
          Losses on exercise of options                                -            (24,484)         (20,388)
          Increase in future policy benefit reserves              (1,082,368)       (62,135)          (5,116)
Futures to economically hedge fixed-indexed annuity
      and life and variable annuity guarantees:
          Net realized (losses) gains                       $     (1,305,738)$      (46,340)$        459,046




    Increase in future policy benefit reserves of ($489,054) for the year ended December 31, 2008 in the table above is related to certain GMAB guarantees that were hedged primarily with an automatic investment allocation process as described in note 3.

    As of December 31, 2008 and 2007, the Company held futures contracts, which do not require an initial investment; therefore, no asset or liability is recorded. The Company is required to settle cash daily based on movements of the







                                       40                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    representative index. The Company is also required to post collateral for futures contracts by the Chicago Mercantile Exchange (CME), Chicago Board of Trade (CBOT), and London International Financial Futures Exchange (LIFFE). The Company retains ownership of the collateral, but the collateral resides in an account designated by the exchange. The collateral is subject to specific exchange rules regarding rehypothecation. Collateral posted at December 31, 2008 and 2007 had a fair value of $435,024 and $889,043, respectively, and is included in fixed-maturity securities on the Consolidated Balance Sheets.

    As of December 31, 2008, the derivatives used to hedge the fixed-maturity securities with variable interest rates were deemed 100% effective, with $24,306 of unrealized gains reported on the Consolidated Balance Sheets.

    The following is a summary of net unrealized gains related to cash flow hedging activity, net of tax:

                                                         YEARS ENDED DECEMBER 31,
                                                          2008        2007     2006

Net unrealized derivatives gains at January 1         $        -   $     -   $    -
Holding gains, net of tax of $8,507, $0, and $0,
respectively                                              15,799         -        -
Reclassification of realized (gains) losses, net of
tax of $0, $0, and $0, respectively                             -        -        -
Net unrealized derivatives gains at December 31       $   15,799    $    -   $    -



    At December 31, 2008, the Company does not expect to reclassify any pre-tax gains or losses on cash flow hedges into earnings during the next 12 months. In the event that cash flow hedge accounting is no longer applied because the derivative is dedesignated as a hedge or the hedge is not considered to be highly effective, the reclassification from accumulated other comprehensive income into earnings may be accelerated.

    The Company also enters into contracts with Allianz SE with the objective to economically hedge risk associated with Allianz SE's stock based compensation  plan.  The  contracts  are  recorded  at  fair  value  on  the
    Consolidated Balance Sheets with the change in fair value recorded in derivative income on the Consolidated Statements of Operations. The (decreases) increases in fair value of these contracts were $(7,202), $(9,746), and $8,788 for the years ended December 31, 2008, 2007, and 2006, respectively. As of December 31, 2008 and 2007, the Company owned 110,177 and 113,830 contracts with a cost of $8,981 and $9,019, respectively, and a fair value of $3,920 and $11,161, respectively. See further discussion of the stock based compensation plan in note 17.

    The Company will only enter into option contracts with counterparties rated A- or better and the option contracts are not used for speculative or income generating purposes. At December 31, 2008, there were six counterparties with a net receivable exposure to the Company of $161,997. At December 31, 2008, $26,187 of that exposure was not covered by collateral held. At December 31, 2007, there were 11 counterparties with a net receivable exposure to the Company of $193,936. At December 31, 2007, $128,548 of that exposure was not covered by collateral held. At December 31, 2008 and 2007, respectively, the Company also had net liability positions to certain counterparties of $114,374 and $32,647 that was not covered by collateral posted to counterparties. This resulted in a total net (liability)
    receivable of ($106,669) and $95,901 as of December 31, 2008 and 2007, respectively. Dresdner Bank Aktiengesellschaft (Dresdner Bank), a related party, accounted for 0% and 1.1% of contractual net exposure held at December 31, 2008 and 2007, respectively. During 2008, the Company established an allowance of $1,500 due to the bankruptcy of a derivative counterparty. The related receivable balance was $7,139 at December 31, 2008. Management believes that no significant credit risk exists.







                                       41                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    In 2007, the Company began to utilize derivatives within certain actively managed investment portfolios that were a net asset of $1,216 at December 31, 2008 and a net liability of $11,806 at December 31, 2007. Within these portfolios, derivatives can be used for hedging, replication, and income generation only.

    The Company enters into credit default swaps that assume credit risk from a single entity or referenced index for the purpose of synthetically replicating investment transactions. The Company will only need to pay on the contract if a credit event occurs. Credit events include bankruptcy of the reference and failure to pay by the reference. The notional amount is equal to the maximum potential future loss amount.

    The table below presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company is assuming credit risk as of December 31, 2008:



                                                                                        Weighted
                                                                                      Average Years
Credit Derivative Type by                                                                  to
Derivative Risk Exposure                      Notionale Amount     Fair Value           Maturity    AveragetCredit Rating
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Single name credit default swaps:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit     $       6,100   $    (1,658)                  8                A-
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                         1,860           (10)                  5               AAA
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Below investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit             2,600        (1,366)                  9                B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        European Union corporate credit                 200           (74)                  4                B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                           100           (12)                  2                CAA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Basket credit default swaps:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                         8,177          (154)                  5               BAA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. asset-backed securities                  1,000          (945)                29                AA
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Below investment grade risk:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        Emerging markets sovereign credit            16,800        (2,534)                  5               BA+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        European Union corporate credit               2,300          (677)                  3               B+
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
        U.S. corporate credit                        14,570        (2,421)                  4               B-
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total                                        $      53,707   $    (9,852)
-------------------------------------------------------------------------------------------------------------------------





    The Company has posted $11,700 of collateral in the form of cash related to the liabilities above.



                                       42                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)







    Gross and net realized investment gains (losses) for the years ended December 31, 2008, 2007, and 2006 are summarized as follows:





-----------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31,
                                                                    2008             2007            2006
-----------------------------------------------------------------------------------------------------------------

Available-for-sale:
    Fixed-maturity securities:
      Gross gains on sales and exchanges                      $       113,791   $      43,633   $      44,105
      Gross losses on sales and exchanges                                (350)        (42,273)        (55,714)
             Total                                                    113,441           1,360         (11,609)
      Other-than-temporary impairments                             (3,580,665)       (773,279)       (612,766)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net losses on fixed-maturity securities               (3,467,224)       (771,919)       (624,375)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                                -               1,410         102,652
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                              (2,611)           (617)         (6,875)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Other-than-temporary impairments                                  -                 (76)            (29)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains on equity securities                   (2,611)            717          95,748
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
               Net losses on available-for-sale securities         (3,469,835)       (771,202)       (528,627)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Trading:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Fixed-maturity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                               36,472           4,039               4
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                             (29,872)         (7,243)         (1,326)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net gains (losses) on fixed-maturity securities            6,600          (3,204)         (1,322)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains on sales and exchanges                                  890             223               6
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses on sales and exchanges                              (1,081)             (3)           (248)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains on equity securities                     (191)            220            (242)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Fixed-maturity and equity securities:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross gains due to market appreciation                          122,841          53,246          17,319
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
      Gross losses due to market depreciation                        (568,774)         (5,820)        (74,512)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
             Net (losses) gains due to market appreciation           (445,933)         47,426         (57,193)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
               Net (losses) gains on trading securities              (439,524)         44,442         (58,757)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Provision for mortgage loans on real estate                            (4,183)         (9,884)        (11,935)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gain on real estate sales                                               -              33,320          21,451
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Gain on sale of Life Sales                                              -               -              22,451
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Other                                                                  (4,717)         (7,654)         (1,996)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                  Net realized investment losses              $    (3,918,259)  $    (710,978)  $    (557,413)
----------------------------------------------------------------==============----============----============---
----------------------------------------------------------------==============----============----============---

-----------------------------------------------------------------------------------------------------------------


    In 2006, the Company sold its interest in Life Sales, a third-party marketing organization. This resulted in a pre-tax gain of $22,451, which is included in the realized investment losses, net on the Consolidated Statements of Operations.







                                       43                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The OTTI listed above are limited due to the recognition of OTTI on the securities in prior periods. The increase in other-than-temporary impairments in 2008 is related to the general U.S. economic downturn and related credit issues and increasing credit spreads on fixed-maturity securities.

    Major categories of interest and similar income, net and derivative income for the respective years ended December 31 are shown below. Interest and similar income related to securities held under repurchase agreements is shown with fixed-maturity securities, and was $0, $0, and $5,512 in 2008, 2007, and 2006, respectively.



                                                                 2008              2007               2006
                                                            ----------------   --------------    ---------------
Interest and similar income, net:
     Available-for-sale fixed-maturity securities        $     2,218,194    $   1,912,421     $    1,657,920
     Investment income on trading securities                     328,900          298,908            188,468
     Mortgage loans on real estate                               281,586          239,081            176,235
     Interest on loans to affiliates                              47,038           27,871             35,030
     Short-term securities                                        27,123           44,910             76,047
     Rental income on real estate                                 24,407           34,116             36,780
     Policy loans                                                 11,978           11,384              9,182
     Other invested assets                                         5,879           42,530             20,227
     Interest on assets held by reinsurers                         3,609            3,817              4,054
     Dividends from available-for-sale common stock                   -               173                335
                                                            ----------------   --------------    ---------------
        Total                                                  2,948,714        2,615,211          2,204,278
Less:
     Investment expenses                                          39,820           49,880             61,435
                                                            ----------------   --------------    ---------------
                                                            ----------------   --------------    ---------------
        Total interest and similar income, net           $     2,908,894    $   2,565,331     $    2,142,843
                                                            ================   ==============    ===============

Derivative (loss) income:
     Change in fair value of equity-indexed annuity
        and guaranteed benefit-related options           $         (143,403)$       (195,715) $      124,391
     Gain (loss) on exercise of equity-indexed annuity
        and guaranteed benefit-related options                   417,573             (13,741)         59,794
     (Loss) gain on exercise of equity-indexed annuity
        and guaranteed benefit-related futures                   (1,305,738)         (43,820)        459,046
     Change in fair value and gain (loss) on
        exercise of other derivatives                             27,545            1,884                 -
                                                            ----------------   --------------    ---------------
           Total derivative (loss) income                $       (1,004,023)$       (251,392) $     643,231
                                                            ================   ==============    ===============







                                       44                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The Company's investment in mortgage loans on real estate at December 31, 2008 and 2007 is summarized as follows:


                                                                       2008                  2007
                                                                 ------------------    ------------------
Mortgage loans on real estate:
     Commerical                                               $       4,883,265     $       4,442,855
     Residential                                                          1,505                 1,573
     Valuation allowances                                                  (46,397)              (42,214)
                                                                 ------------------    ------------------
                 Total mortgage loans on real estate          $       4,838,373     $       4,402,214
                                                                 ==================    ==================




    At December 31, 2008, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 42.3% or $2,068,676, and 10.1% or $493,416, respectively. At December 31, 2007, mortgage loans on real estate in CA and TX exceeded the 10% concentration level by state with concentrations of 41.0% or $1,823,506, and 11.8% or $523,516, respectively.

    Interest rates on investments in new mortgage loans ranged from a minimum of 5.74% to a maximum of 6.72%. The maximum percentage of the loan to the value of the related real estate of any one loan was 80%.

    The valuation allowances on mortgage loans on real estate at December 31, 2008, 2007, and 2006 and the changes in the allowance for the years then ended are summarized as follows:

                                                  2008                  2007                  2006
                                           -------------------   -------------------   -------------------
Balance, beginning of year              $           42,214    $           32,330    $           20,395
     Charged to operations                           4,183                 9,884                11,935
                                           -------------------   -------------------   -------------------
Balance, end of year                    $           46,397    $           42,214    $           32,330
                                           ===================   ===================   ===================


    The Company's investment portfolio includes mortgage-backed securities and collateralized mortgage obligations. Due to the high quality of these investments and the lack of sub-prime loans within the securities, the Company does not have a material exposure to sub-prime mortgages.

(6) FAIR VALUE MEASUREMENTS

    The following financial instruments are carried at fair value on a recurring basis in the Company's Consolidated Financial Statements: fixed-maturity securities, freestanding and embedded derivatives, equity securities, corporate-owned life insurance, and separate accounts assets.

    SFAS 157 establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

       Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

       Level 2 - Valuations  derived  from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
                  (a)Quoted  prices for similar assets or liabilities in active markets.
                  (b)Quoted  prices   for   identical   or  similar  assets  or
                     liabilities in markets that are not active.



                                       45                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





                  (c)Inputs other than quoted prices that are observable.
                  (d)Inputs that are derived principally  from  or corroborated by observable market data by correlation or other means.

       Level 3 - Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company's own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

    The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate SFAS 157 fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

    The following table presents the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31, 2008:


                                                          Total             Level 1           Level 2           Level 3
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Assets accounted for at fair value:
      Fixed-maturity securities (1)                 $     41,887,964  $       1,609,382 $      38,250,019  $      2,028,563
      Derivative investments (2)                             621,784             14,961           568,239            38,584
      Equity securities                                        9,602              9,602                 -                 -
      Corporate owned life
      insurance (3)                                           86,388                  -            86,388                 -
      Separate account assets (4)                         11,791,728         11,791,728                 -                 -
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Total assets accounted for at fair value            $     54,397,466  $     13,425,673  $     38,904,646   $       2,067,147
                                                      ===============   ================  ================   ===============
                                                      ===============   ================  ================   ===============

Liabilities accounted for at fair value:
      Derivative liabilities                        $        535,481  $           2,059 $         533,422  $              -
      Annuity embedded derivative liabilities (5)          7,058,370                  -                 -          7,058,370
                                                      ---------------   ----------------  ----------------   ---------------
                                                      ---------------   ----------------  ----------------   ---------------
Total liabilities accounted for at fair value       $      7,593,851  $              2,0$9         533,422 $       7,058,370
                                                      ===============   ================  ================   ===============
                                                      ===============   ================  ================   ===============




        (1)Fixed-maturity securities differ from amount reported on the Consolidated Balance Sheets due to $138 of held-to-maturity securities that are carried at amortized cost and not included here.
        (2)Derivative investments are net of a $9,531 embedded derivative liability reported within loans to affiliates on the Consolidated Balance Sheets.
        (3)Corporate owned life insurance is reported in other invested assets on the Consolidated Balance Sheets.
        (4)In accordance with SOP 03-1, the value of separate account liabilities is set to equal the fair value of separate account assets.
        (5)Annuity embedded derivative liabilities are reported in future policy benefit reserves and policy and contract account balances on the Consolidated Balance Sheets.


    The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above table. These fair values represent an exit price (i.e., what a buyer in the market place would pay for an asset in a current sale or charge to transfer a liability).



                                       46                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)






    VALUATION OF FIXED-MATURITY SECURITIES AND EQUITY SECURITIES

    The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models, and related methodology and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, municipal securities rulemaking board (MSRB) reported trades, nationally recognized municipal securities information repository (NRMSIR) material event notices, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In certain cases including private placement securities as well as certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

    Generally, treasury securities and exchange traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2 because the inputs used are market observable. Bonds for which prices were obtained from broker quotes and private placement securities that are internally priced are included in Level 3.

    At December 31, 2008, private placement securities of $1,493,372 were included in Level 3. Internal pricing models based on market proxy securities are used to value these holdings. AZOA portfolio managers monitor the proxies used on a monthly basis for reasonableness. This includes ensuring there are no significant credit events impacting the proxy security and that the spreads used are still reasonable under the circumstances.

    VALUATION OF DERIVATIVES

    The fair value of option assets and liabilities are derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The fair value of forwards and swaps are based on quoted market prices. Exchange traded options and futures are generally included in Level 1. Options that are internally priced are included in Level 2 because they use market observable inputs.

    VALUATION OF CORPORATE OWNED LIFE INSURANCE (COLI)

    The policy value of COLI is recorded at fair value on the Consolidated Balance Sheets. Its fair value is tied to the S&P 500 market index at the measurement date. COLI is included in Level 2 because although its fair value is tied to its underlying assets and is market observable, the exit markets are different.

    VALUATION OF SEPARATE ACCOUNT ASSETS

    Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheets. The fair value of the separate account assets is based on the fair value of the underlying assets. Funds in the separate accounts are primarily invested in mutual funds with the following investment types - bond, domestic equity, international equity, or specialty. The separate account funds also hold certain money market funds. Mutual fund investments are generally included in Level 1. The remaining investments are categorized similar to the







                                       47                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    investments held by the Company in the general account (e.g., if the separate account invested in corporate bonds or other fixed-maturity securities, that portion could be considered a Level 2 or Level 3).

    EMBEDDED DERIVATIVES

    Embedded derivatives principally include the equity-indexed features contained in fixed-indexed annuity products and certain variable annuity riders. Embedded derivatives are recorded in the Consolidated Financial Statements at fair value with changes in fair value adjusted through net
    (loss) income.

    Fair values of the embedded derivative liabilities are calculated based on internally developed models because active, observable markets do not exist for these liabilities. Fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

    The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year's option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. A separate amount is reserved for the GMWB rider on some fixed-indexed annuity products. Effective January 1, 2008 upon adoption of SFAS 157, the valuation of the embedded derivative now includes an adjustment for the Company's own credit standing and a risk margin for non-capital market inputs. The Company's own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company's own credit profile. Risk margin is incorporated into the valuation model to capture the non-capital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder behavior and risk margin related to non-capital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net (loss) income.

    The Company issues certain variable annuity products with guaranteed minimum benefit riders. These include GMWB and GMAB riders. GMWB and GMAB riders are embedded derivatives, which are measured at fair value separately from the host variable annuity contract, with changes in fair value reported in change in fair value of annuity embedded derivatives on the Consolidated Statements of Operations. These embedded derivatives are classified within future policy benefit reserves on the Consolidated Balance Sheets. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit standing and a risk margin for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margin is established to capture the non-capital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company's own credit standing, and variations in actuarial assumptions regarding policyholder







                                       48                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net (loss) income.

    The Company issues equity-indexed universal life policies, which contain an embedded derivative similar to the fixed-indexed annuity products. The embedded derivative was not significant in the prior year. An estimate of $3,794 was recorded as a reduction of reserves at December 31, 2008 and the Company will continue to refine this calculation in 2009. This amount is not included in the total for Level 3 liabilities in the tables within this note.

    The Company also has an embedded derivative asset related to a modified coinsurance agreement with Transamerica. This agreement results in a credit derivative based on the difference between the LIBOR and Corporate A-spread as of an average portfolio purchase date. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

    The following table provides a reconciliation of the beginning and ending balances for the Company's Level 3 assets and liabilities measured at fair value on a recurring basis.


                                                           Fixed-maturity         Derivative                Embedded Derivative
                                                            Securities            Assets                      Liabilities
                                                           -------------------------------------------------------------------
Balance January 1, 2008                                 $            2,690,291            $46                 (6,247,943)
Total realized/unrealized (losses) gains included in:
Net (loss) income                                                     (323,508)       38,538                    (117,160)
Other comprehensive loss                                                (19,128)           -                          -
Purchases, sales, issuances, and
settlements                                                          1,010,536             -                    (693,267)
Transfer in and/or out of Level 3, net                             (1,329,628)             -                           -
                                                           -------------------  -------------   -------------------------
Balance December 31, 2008                               $            2,028,563        $38,584 $               (7,058,370)
                                                           ===================  =============   =========================
Realized (losses) gains included in net (loss)
income related to financial instruments
still held at December 31, 2008                         $             (327,646        $38,538 $                (697,508)
                                                           ===================  =============   =========================









    TRANSFERS

    The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers in and/or out of Level 3 are reported as of the beginning of the period in which the change occurs.

    The net transfers out of Level 3 for the year ended December 31, 2008 are a result of observable inputs becoming available for certain fixed maturity securities.




                                       49                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    NON-RECURRING FAIR VALUE MEASUREMENTS

    Occasionally, certain assets and liabilities are measured at fair value on a non-recurring basis (e.g., impaired assets). At December 31, 2008, there were no assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.




                                       50                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
    The following table presents the carrying amounts and fair values of financial assets and liabilities at December 31, 2008 and 2007.


-----------------------------------------------------------------------------------------------------------------
                                                        2008                            2007
                                                    -----------------------------   -----------------------------
                                                      Carrying          Fair          Carrying          Fair
                                                       amount          value           amount          value
                                                    -------------   -------------   -------------   -------------
Financial assets:
    Available for sale:
      Fixed-maturity securities:
        U.S. government                          $     886,106    $    886,106   $   2,097,769    $  2,097,769
        Agencies not backed by the full faith and
          credit of the U.S. government                131,540         131,540          36,130          36,130
        States and political subdivisions              309,776         309,776         307,689         307,689
        Foreign governments                            226,130         226,130         229,495         229,495
        Public utilities                             1,783,120       1,783,120       1,490,340       1,490,340
        Corporate securities                        20,646,663      20,646,663      19,563,675      19,563,675
        Mortgage-backed securities                  12,697,016      12,697,016      10,618,797      10,618,797
        Collateralized mortgage obligations             45,717          45,717          47,427          47,427
      Equity securities                                     75              75          16,719          16,719
    Trading:
      Fixed-maturity securities:
        U.S. government                                723,276         723,276       1,208,702       1,208,702
        Agencies not backed by the full faith and
          credit of the U.S. government                 23,944          23,944          21,169          21,169
        States and political subdivisions               57,974          57,974          57,363          57,363
        Foreign governments                             47,671          47,671          41,508          41,508
        Public utilities                               305,806         305,806         299,256         299,256
        Corporate securities                         3,237,355       3,237,355       3,460,176       3,460,176
        Mortgage-backed securities                     758,357         758,357         897,377         897,377
        Collateralized mortgage obligations              7,651           7,651          41,542          41,542
      Equity securities                                  9,527           9,527          29,325          29,325
    Mortgage loans on real estate                    4,838,373       4,701,641       4,402,214       4,384,442
    Short-term securities                            1,496,911       1,496,911         737,039         737,039
    Derivatives                                        631,315         631,315         379,855         379,855
    Loans to affiliates                                723,802         725,464         725,826         731,283
    Policy loans                                       174,599         174,599         169,058         169,058
    Cash                                                73,073          73,073          92,177          92,177
    Separate account assets                         11,791,728      11,791,728      20,541,717      20,541,717
Financial liabilities:
    Investment contracts                         $  56,171,396   $  44,717,497   $  43,751,194   $  35,154,322
    Derivative liability                               535,481         535,481         229,351         229,351
    Mortgage notes payable                             129,075         114,143         134,123         141,958
    Separate account liabilities                    11,791,728      11,791,728      20,541,717      11,791,728









                                       51                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)







    The fair value of mortgage loans on real estate has been calculated using discounted cash flows using market interest rates as of year-end representative of those that a market participant would use. Credit risk was considered in this valuation implicitly within the discount rate used. The fair value of loans to affiliates is calculated by management using the market price of a financial instrument with similar characteristics.

    Investment contracts include certain reserves related to deferred annuity products. These reserves are included in the future policy benefit reserves and the policy and contract claims balances on the Consolidated Balance Sheets.

    Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company's own credit standing and a risk margin for non-capital market inputs. Fair value of mortgage notes payable is the present value of future payment amounts, calculated using market interest rates as of year-end representative of those a market participant would use. Fair values of separate account liabilities are equal to the fair value of the separate account assets that support them.

    Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.

(7) GOODWILL

    Goodwill at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:


                                                             2008                  2007                  2006
                                                      -------------------   -------------------   -------------------
Balance, beginning of year                          $         502,640     $         495,243     $         428,323
     Increased ownership in partially owned
          field marketing organizations                            -                  6,181                66,920
     Purchase of assets                                         1,879                    -                     -
     Acquisition of TFAC                                           -                  1,216                    -
     Release of tax reserve of ALAC                                  (41)                -                     -
     Impairment of goodwill on ALAC                               (1,175)                -                     -
                                                      -------------------   -------------------   -------------------
Balance, end of year                                $         503,303     $         502,640     $         495,243
                                                      ===================   ===================   ===================


    The increase in goodwill for 2008 is the result of an asset purchase including intangible assets of a field marketing organization of $2,000. The purchase price was allocated as follows: tangible assets received $30; intangible asset for non-compete agreement $140; deferred tax liability ($49); and goodwill $1,879.

    Increase in goodwill in 2007 and 2006 is the result of the exercise of put options by minority-owned field marketing organizations requiring the Company to purchase part or all of the stock or member interests of the organizations. In addition, part of the 2007 increase in goodwill was related to the acquisition of TFAC. See notes 4 and 19 for further information.

    The release of the tax reserve of ALAC was the result of state tax statutes expiring. At the time of acquisition, the seller had recorded a tax contingency reserve. SFAS 109 dictates that releases of tax contingency reserves that are on the books at time of acquisition be credited against goodwill as they reverse.







                                       52                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The value of goodwill for ALAC was based on estimated future profits from issuing new insurance products. An impairment evaluation of goodwill was based on the Company's evaluation of a change in likelihood of issuing new insurance products. Since acquisition, ALAC has not issued any products and has no immediate plan to do so in the near future. As a result, the Company determined that goodwill has no value and it was impaired to reflect this decision. The impairment is included in general and administrative expenses on the 2008 Consolidated Statement of Operations. There were no goodwill impairments in 2007 or 2006.

(8) VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

    VOBA at December 31, 2008, 2007, and 2006, and the changes in the balance for the years then ended are as follows:


                                                 2008                  2007                  2006
                                           ------------------    ------------------   -------------------
Balance, beginning of year               $         28,312      $         53,844     $          66,373
     Interest                                       1,169                 1,137                 1,313
     Amortization                                     (2,379)              (12,350)               (9,338)
     Change in shadow VOBA                          2,093                  (14,319)               (4,504)
                                           ------------------    ------------------   -------------------
Balance, end of year                     $         29,195      $         28,312     $          53,844
                                           ==================    ==================   ===================


    The net amortization of the VOBA in each of the next five years is expected to be:

 2009        $  6397
 2010           5459
 2011           4382
 2012           4096
 2013           3563


    Intangible assets at December 31, 2008, 2007, and 2006 and the changes in the balance for the years then ended are as follows:


                                             2008                  2007                 2006
                                      -------------------   -------------------   ------------------
Balance, beginning of year         $           10,302    $           10,489    $            39,519
     Addition                                     140                 2,482                 5,390
     Amortization                                 (2,615)               (2,669)              (4,770)
     Impairment                                    -                     -                  (29,650)
                                      -------------------   -------------------   ------------------
Balance, end of year               $            7,827    $           10,302    $          10,489
                                      ===================   ===================   ==================



                                       53                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Amortization of intangible assets in each of the next five years is expected to be:

 2009        $  2352
 2010           1587
 2011            630
 2012             43
 2013              0


    During 2006, an impairment of the contractual right intangible asset totaling $29,650 was recorded associated with the anticipated sale of a subsidiary that served as the administrator of the Company's variable annuity business. The impairment was determined based on the offers received from potential buyers for the subsidiary, although the subsidiary was never sold. The impairment is included in general and administrative expenses on the 2006 Consolidated Statement of Operations.

    During   2008   and   2007,  there  were  no  other  events  or  changes  in
    circumstances, other than as described above, that warranted recoverability testing for intangible assets.

    Accumulated amortization of VOBA and other intangible assets was $215,115 and $210,121 as of December 31, 2008, and 2007, respectively.

(9) DEFERRED ACQUISITION COSTS

    DAC at December 31, 2008, 2007, and 2006 and the changes in the balance for the years then ended are as follows:


                                                2008                  2007                  2006
                                         -------------------   -------------------   -------------------
Balance, beginning of year            $        5,575,492    $        5,265,226    $        4,326,771
     Capitalization                              865,521               919,445             1,166,321
     Interest                                    186,410               177,153               161,169
     Amortization                              1,732,133                 (445,863)          (277,844)
     Change in shadow DAC                          (106,054)             (340,469)          (111,191)
                                         -------------------   -------------------   -------------------
Balance, end of year                  $        8,253,502    $        5,575,492    $        5,265,226
                                         ===================   ===================   ===================



    The negative DAC amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.

    The Company reviews its best estimate assumptions each year and records "unlocking" as appropriate. During 2008, the Company completed a comprehensive study of assumptions underlying estimated gross profits, resulting in an "unlocking". This study was based on recent changes in the organization and businesses of the Company and actual and expected performance of in-force policies. The study included all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.







                                       54                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The pre-tax impact on the Company's assets and liabilities as a result of the unlocking during 2008 and 2007 was as follows:


                                                      2008                 2007
                                               -------------------  -------------------
Assets:
     DAC                                     $           (117,331)$           (185,748)
     DSI                                                 3,368                 (20,290)
                                               -------------------  -------------------
        Total asset decrease                             (113,963)            (206,038)
                                               -------------------  -------------------
Liabilities:
     Policy and contract account balances                (166,800)            (478,733)
     Future policy benefit reserves                       (18,886)              (7,810)
                                               -------------------  -------------------
        Total liabilities decrease                       (185,686)            (486,543)
                                               -------------------  -------------------
        Net increase                                    71,723              280,505
Deferred income tax expense                             25,103               98,177
                                               -------------------  -------------------
        Net increase                         $          46,620    $         182,328
                                               ===================  ===================




    The 2006 unlocking was immaterial to the Consolidated Financial Statements.

(10) DEFERRED SALES INDUCEMENTS

    DSI at December 31, 2008, 2007, and 2006 and the changes in the balance for years then ended are as follows:

                                              2008                  2007                  2006
                                        ------------------    ------------------    ------------------
Balance, beginning of year           $         767,916     $         721,322     $         590,537
     Capitalization                            128,056               118,863               152,416
     Amortization                              169,359                  (64,013)              (36,343)
     Interest                                   30,081                28,320                23,067
     Change in shadow DSI                        2,394                  (36,576)               (8,355)
                                        ------------------    ------------------    ------------------
Balance, end of year                 $       1,097,806     $         767,916     $         721,322
                                        ==================    ==================    ==================



    The negative DSI amortization in 2008 is due primarily to a significant increase in other-than-temporary impairments, an increase in variable annuity guarantee reserves, and losses on investment portfolios classified as trading. These significant losses caused estimated gross profits to increase, which caused amortization to be negative.









                                       55                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





(11)SEPARATE ACCOUNTS AND ANNUITY PRODUCT GUARANTEES

    Guaranteed   minimums   for  the  respective  years  ended  December 31  are
    summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):


                                             December 31, 2008                     December 31, 2007
                                     -----------------------------------  ------------------------------------
                                      Account     Net amount   Weighted    Account     Net amount   Weighted
                                       value       at risk     age (years)  value       at risk     age (years)
                                     -----------  -----------  ---------  -----------  -----------  ----------
Guaranteed Minimum Death
   Benefits (GMDB):
-----------------------------------
   Return of premium               $ 9,775,969  $ 1,301,530       62.7  $ 10,990,304 $     9,710        62.0
   Ratchet and return of premium     3,231,730      689,316       64.4    3,384,951       45,106        63.6
   Ratchet and rollup                4,624,497    2,087,297       66.1    7,654,982      239,775        65.3
   Ratchet and earnings protection rider 4,872        4,702       73.8        7,594        3,709        70.9
   Reset                               117,766       25,980       72.4             -            -         n/a
   Earnings protection rider           291,895       69,780       62.7      473,903       37,050        61.8
                                                  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 18,046,729 $ 4,178,605             $ 22,511,734 $   335,350
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Income
   Benefits (GMIB):
-----------------------------------
   Return of premium               $   188,077  $    14,806       62.7  $ 3,473,115  $       215        62.6
   Ratchet and return of premium     5,704,906      468,852       64.1      143,597        1,402        63.2
   Ratchet and rollup                5,596,569    2,334,522       64.0    10,901,098      18,625        64.7
                                     -----------  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 11,489,552 $ 2,818,180             $ 14,517,810 $    20,242
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Accumulation
   Benefits (GMAB):
-----------------------------------
   Five years                      $ 7,603,356  $   803,248       63.3  $ 8,930,675  $    73,131          n/a
   Ten years                             5,831          533       71.5        9,030            1          n/a
                                                  -----------             -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 7,609,187  $   803,781             $ 8,939,705  $    73,132
                                     ===========  ===========             ===========  ===========
Guaranteed Minimum Withdrawal
   Benefits (GMWB):
-----------------------------------
   No living benefit               $   292,313  $    27,854       60.1  $    32,212  $          -         n/a
   Life benefit with optional reset    737,999      349,615       67.3      545,563             -         n/a
   Life benefit with automatic reset   660,914      203,764       60.1       66,839             -         n/a
   Life benefit with 8% rollup           6,396        2,004       65.6             -            -         n/a
   Life benefit with 10% rollup        183,973        2,787       60.4             -            -         n/a
                                     -----------  -----------
                                     -----------  -----------             -----------  -----------
                  Total            $ 1,881,595  $   586,024             $   644,614  $          -
                                     ===========  ===========             ===========  ===========










    The net amount at risk has increased in 2008 due to the current economic environment. Account values have dropped due to the underperformance of the markets, which causes the guarantee reserves to significantly increase.









                                       56                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    At December 31, 2008 and 2007, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:



              Investment type                         2008                  2007
--------------------------------------------    ------------------    ------------------
Mutual funds:
     Bond                                    $       1,638,747     $       1,828,328
     Domestic equity                                 3,950,854             8,408,134
     International equity                            1,688,463             3,694,314
     Specialty                                       3,361,889             5,797,564
                                                ------------------    ------------------
                 Total mutual funds                 10,639,953            19,728,340
Money market funds                                   1,050,780               627,393
Other                                                  100,995               185,984
                                                ------------------    ------------------
                 Total                       $      11,791,728     $      20,541,717
                                                ==================    ==================


    The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in future policy benefit reserves on the Consolidated Balance Sheets:


                                         GMDB           GMIB           GMAB           GMWB          Totals
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2006    $     35,306   $     28,280   $      9,315   $          -    $    72,901
    Incurred guaranteed benefits          7,481         12,893           (3,522)           -         16,852
    Paid guaranteed benefits               (4,802)           -              -              -           (4,802)
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2007          37,985         41,173          5,793              -         84,951
    Incurred guaranteed benefits        107,231        216,386        491,482        312,590      1,127,689
    Paid guaranteed benefits              (20,414)           -              (10)           -          (20,424)
                                     -------------  -------------  -------------  -------------   ------------
Balance as of December 31, 2008    $    124,802   $    257,559   $    497,265   $    312,590    $ 1,192,216
                                     =============  =============  =============  =============   ============


(12)MORTGAGE NOTES PAYABLE

    In April 2005, the Company entered into a loan agreement with Wells Fargo National Bank (Wells Fargo), not to exceed $95,000, as short-term financing for the construction of an addition to the Company's headquarters. In June 2006, the loan was paid in full.

    In July 2004, the Company obtained an $80,000 mortgage loan from Northwestern Mutual Life Insurance Company (Northwestern) for the Company's headquarters. In 2005, the Company agreed to enter into a separate loan agreement with Northwestern in conjunction with the construction of an addition to the Company's headquarters of $65,000. This loan was funded in June 2006 and combined with the existing mortgage. As of December 31, 2008 and 2007, the combined loan had a balance of $129,075 and $134,123, respectively. This 20-year, fully amortizing loan has an interest rate of 5.52%, with a maturity date of August 1, 2024. The level principal and interest payments are made monthly. The loan allows for prepayment; however, it is accompanied by a make-whole provision. The proceeds of







                                       57                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    this mortgage were used to pay off a floating rate construction loan from Wells Fargo that the Company used to finance the acquisition of property for, and construction of, the Company's headquarters.

    The Company had long-term debt in the form of a mortgage on an investment in real estate. This loan was paid in full in August 2007.

    Interest expense for all loans was $7,258, $7,942, and $5,352 in 2008, 2007, and 2006, respectively, and is presented in general and administrative expenses on the Consolidated Statements of Operations.

    The future principal payments required under the Northwestern loan are as follows:

 2009                        $    5334
 2010                             5636
 2011                             5955
 2012                             6292
 2013 and beyond                105858
                     Total   $  129075



(13)ACCIDENT AND HEALTH CLAIM RESERVES

    Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2008 are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact the Company's future reported earnings.







                                       58                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Activity in the accident and health claim reserves is summarized as follows:

                                                         2008                 2007                2006
                                                   ------------------   -----------------   -----------------
Balance at January 1, net of reinsurance
     recoverables of $234,740, $329,398, and
     $215,327, respectively                     $          63,413    $         60,189    $        155,552
Adjustment primarily related to commutation
     and assumption reinsurance on blocks
     of business                                              (2,710)                (98)            (18,564)
Incurred related to:
     Current year                                          13,763              10,998              80,336
     Prior years                                            2,179               3,925                 (3,962)
                                                   ------------------   -----------------   -----------------
                 Total incurred                            15,942              14,923              76,374
                                                   ------------------   -----------------   -----------------
Paid related to:
     Current year                                           1,748               1,690              33,308
     Prior years                                           16,039               9,911             119,865
                                                   ------------------   -----------------   -----------------
                 Total paid                                17,787              11,601             153,173
                                                   ------------------   -----------------   -----------------
                                                   ------------------   -----------------   -----------------
Balance at December 31, net of reinsurance
     recoverables of  $221,620, $234,740,
     and $329,398, respectively                 $          58,858    $         63,413    $         60,189
                                                   ==================   =================   =================




    Prior year incurreds for 2008 reflect unanticipated claim development with the LTC business partially offset by commutation activity on the reinsurance assumed business. Prior year incurreds for 2007 reflect unanticipated claim development with reinsurance assumed and LTC business. Prior year incurreds in 2006 reflect the commutation activity on the reinsurance assumed business and the release of the health claim handling reserve. The significant decrease in total incurred and total paid claims from 2006 to 2007 is a result of the exiting of the Health Products business on October 1, 2006 as discussed in note 14.

(14)REINSURANCE

    The Company primarily enters into reinsurance agreements to manage risk resulting from its life and accident and health businesses, as well as businesses the Company has chosen to exit. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess yearly renewal term (YRT) coverage and first dollar quota share coinsurance and YRT contracts. The Company retains a maximum of $10,000 coverage per individual life.

    Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

    Included in reinsurance recoverables at December 31, 2008 are $1,580,404, $955,742, $429,912, $357,988, and $280,702 of claim-related recoverables from five insurers who, as of December 31, 2008, were rated A- or higher by A.M. Best's Insurance Reports. The Company attempts to mitigate risk by arranging trust accounts or letters of credit







                                       59                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    with certain insurers. Insurers with ratings lower than A-, and without a trust account or letter of credit account for less than 5% of the total reinsurance recoverable as of December 31, 2008.

    The Company has reinsurance recoverables and receivables with affiliates. Total affiliated reinsurance recoverables and receivables were $640 and $765 as of December 31, 2008, and 2007, respectively, and are included in reinsurance recoverables and receivables on the Consolidated Balance Sheets.

    Of the amounts ceded to others, the Company ceded accident and health premiums earned to the Company's ultimate parent, Allianz SE, of $0, $37, and $387 in 2008, 2007, and 2006, respectively.

    Effective June 30, 2006, the Company recaptured certain health business previously ceded to R.W. Morey. Related to this transaction, the Company paid a ceding commission of $14,800 for the recapture of $37,873 in reserves.

    During 2006, the Company made the decision to exit the health products business. On October 1, 2006, the Company entered into a 100% quota share agreement with an unrelated insurance company, Houston Casualty Company
    (HCC), to reinsure the health block of business. Related to this transaction, the Company received a ceding commission of $140,000 for the recapture of $151,507 in reserves. In addition, the Company recorded a deferred gain of $136,803, which is being amortized into operations through 2009. The Company amortized $7,593, $84,039, and $44,857 for 2008, 2007, and
    2006, respectively, which are included in other (loss) revenue on the Consolidated Statements of Operations. The remaining deferred gain was $313 and $7,906 as of December 31, 2008 and 2007, respectively. Offsetting the deferred gain, total incremental expenses of $24,859 were incurred in 2006 including $14,898 for commutation of certain reinsurance agreements in contemplation of the agreement with HCC, $7,565 for employee-related termination benefits, and $2,396 for write-off of capitalized software costs. The commutation of reinsurance agreements expense is included in benefit recoveries and the other incremental expenses are included in general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2008, all of these incremental costs were paid.

    Throughout 2008, 2007, and 2006, the Company entered into reinsurance arrangements with unrelated insurance companies to reinsure additional accident and health business, as well as group life and accident and health business that the Company decided to exit. In connection with these agreements, the Company had ceded premiums of $5,701, $71,549, and $75,981 in 2008, 2007, and 2006, respectively, and received expense allowances of $1,006, $3,505, and $3,539 in 2008, 2007, and 2006, respectively.

    Prior to 2000, the Company entered into various 100% coinsurance agreements with unrelated insurance companies to coinsure certain blocks of life and annuity business. Deferred gain on reinsurance resulting from these transactions is being amortized over the projected earnings patterns of the related reinsured policies. During 2008, 2007, and 2006, $9,876, $11,652, and $12,659, respectively, were amortized and included in other (loss) revenue on the Consolidated Statements of Operations. Deferred gain on reinsurance remaining as of December 31, 2008 and 2007 was $44,150 and $54,026, respectively, and was included in other liabilities on the Consolidated Balance Sheets.

    During 1999, the Company acquired all of the outstanding stock of LifeUSA Holding, Inc. (LifeUSA). As a result of the merger, the Company became party to reinsurance agreements entered into to limit exposure to loss and preserve surplus in a high-growth environment. Reinsurance recoverables of $2,354,444 and $2,346,440 were recorded as of December 31, 2008 and 2007, respectively, in connection with these agreements.

    During 2003, the Company exited the traditional life reinsurance business via a 100% coinsurance agreement with an unrelated insurance company, Reinsurance Group of America, Inc. (RGA). In 2004, the majority of the in-force business that was coinsured with RGA was novated. At December 31, 2008 and 2007, the remaining deferred gain







                                       60                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    after the novation was $5,466 and $6,841, respectively, and was included in other liabilities on the Consolidated Balance Sheets. Deferred gain amortization was $1,375, $1,689, and $1,890 during 2008, 2007, and 2006, respectively, and was included in other (loss) revenue on the Consolidated Statements of Operations.

(15)INCOME TAXES

(a)      Income Tax (Benefit) Expense

         Total income tax (benefit) expense for the years ended December 31 is as follows:

                                                                   2008             2007              2006
                                                              ---------------   --------------    --------------
Income tax (benefit) expense attributable to operations:
    Current tax expense                                    $       47,043    $      64,245     $      80,922
    Deferred tax (benefit) expense                                  (654,033)         (60,259)        27,879
                                                              ---------------   --------------    --------------
      Total income tax (benefit) expense
        attributable to net (loss) income                           (606,990)        3,986           108,801
Income tax effect on equity:
    Income tax (benefit) expense
      allocated to stockholder's equity:
        Attributable to unrealized (losses)
           and gains on investments                                   (4,153)      111,800               213
        Attributable to unrealized (losses) and
           gains on post-retirement obligation                          (686)            (564)         1,304
        Attributable to unrealized (losses)
           gains and on foreign exchange                              (4,265)        3,512                68
                                                              ---------------   --------------    --------------
                                                              ---------------   --------------    --------------
             Total income tax effect
               on equity                                   $        (616,094)$     118,734     $     110,386
                                                              ===============   ==============    ==============





    (b)  COMPONENTS OF INCOME TAX (BENEFIT) EXPENSE

         Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Consolidated Statements of Operations for the respective years ended December 31 as follows:


                                                                    2008           2007          2006
                                                                 ------------   ------------  ------------
Income tax (benefit) expense computed at the statutory rate    $    (595,485)$    20,779    $  126,494
Dividends-received deductions and tax-exempt interest                (29,999)       (18,259)      (19,798)
Accrual (release) of tax contingency reserve                        1,048            (2,361)     4,400
Foreign tax, net                                                      (1,414)        688           389
Corporate owned life insurance                                     17,965            (2,450)       (6,123)
Other                                                                 895          5,589         3,439
                                                                 ------------   ------------  ------------
        Income tax (benefit) expense as reported               $    (606,990)$     3,986    $  108,801
                                                                 ============   ============  ============








                                       61                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    (c) COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE CONSOLIDATED BALANCE SHEETS

         Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets and liabilities, respectively, on the Consolidated Balance Sheets, at December 31 are as follows:



                                                                            2008                  2007
                                                                     -------------------   -------------------
Deferred tax assets:
     Policy reserves                                              $        2,033,475    $        1,710,145
     Coinsurance deferred income                                              20,187                28,424
     Expense accruals                                                         73,551                84,972
     Other-than-temporarily impaired assets                                1,574,293               466,525
     Investment income                                                        90,727                    -
     Provision for post-retirement benefits                                   10,164                 2,442
     Other                                                                       509                   154
                                                                     -------------------   -------------------
                 Total deferred tax assets                                 3,802,906             2,292,662
                                                                     -------------------   -------------------
Deferred tax liabilities:
     Deferred acquisition costs                                              (2,712,318)           (1,778,976)
     Investment income                                                            -                  (103,761)
     Depreciation/amortization                                                  (16,354)              (24,276)
     Value of business acquired                                                 (10,218)               (9,924)
     Deferred intercompany gain                                                  (7,858)               (7,858)
     Net unrealized gain on investments and foreign exchange                   (433,688)             (404,312)
     Other                                                                         (527)               (4,599)
                                                                     -------------------   -------------------
                 Total deferred tax liabilities                              (3,180,963)           (2,333,706)
                                                                     -------------------   -------------------
                                                                     -------------------   -------------------
                 Net deferred tax asset (liability)               $          621,943    $             (41,044)
                                                                     ===================   ===================


         Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.

         Income taxes (received) paid by the Company were $(125,812), $143,000, and $83,896 in 2008, 2007, and 2006, respectively. At December 31, 2008 and 2007, respectively, the Company had a tax payable (receivable) from AZOA of $70,639 and $(103,550), reported in other assets on the Consolidated Balance Sheets.

         At December 31, 2008 and 2007, the Company had a tax (receivable) payable separate from the agreement with AZOA in the amount of $(2,568) and $236, respectively. These amounts are for foreign taxes and taxes on a majority owned subsidiary.

         With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. The IRS has surveyed 2003 through 2005 and has







                                       62                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         informed the Company that they do not intend to do any further review of those years. During 2008, the IRS reviewed the credit taken for the Telephone Excise Tax on AZOA and Subsidiaries' 2006 consolidated return. The IRS had no issues while on site and informed the Company that final closure on the issue should be forthcoming during the first quarter of 2009.

         At this time, the Company is not aware of any adjustments that may be proposed by the IRS.

         The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the implementation of FIN 48, the Company recognized a $21,578 increase in the liability for unrecognized tax benefits, which was accounted for as an increased current tax liability and an increased deferred tax asset as of January 1, 2007. It is reasonably expected that the amount of unrecognized tax benefits will increase in 2009 by approximately the same amount as it did in year 2008. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:


                                                2008                2007
                                          -----------------   -----------------
Balance at January 1                   $         22,961    $        21,578
Additions based on tax positions
     related to the current year                  5,198              1,383
                                          -----------------   -----------------
Balance at December 31                 $         28,159    $         22,961
                                          =================   =================



         Included in the balance at December 31, 2008 are $28,159 of tax positions for which the deductibility is more likely than not; however, there is uncertainty with respect to the timing of the deduction. Because of the impact of deferred tax accounting, other than interest and penalty, the disallowance would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

         The Company recognizes interest and penalties accrued related to unrecognized tax benefits in federal income tax expense. During the years ended December 31, 2008, 2007, and 2006, the Company recognized expense (benefits) of $1,037, $(2,361), and $4,400, respectively, in interest and penalties. The Company had $3,076 and $2,039, for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

(16)RELATED-PARTY TRANSACTIONS

    (a)  LOANS TO AFFILIATES

         The Company held related-party invested assets of $723,802 and $725,826 at December 31, 2008 and 2007, respectively, representing 1.4% and 1.5% of total invested assets and 23.6% and 18.7% of capital for the respective years. The Company does not foresee a credit risk with these investments given the financial strength of Allianz SE, which currently has an A.M. Best rating of A+ and a Standard & Poor's rating of AA.

         In December 2003, the Company entered into an agreement to lend Allianz SE $350,000. On November 30, 2004, the Company transferred, in the form of a dividend, a portion of the loan to AZOA with a carrying value of $90,000. On December 27, 2006, the Company transferred, in the form of a dividend, an additional portion of the loan to AZOA with a carrying amount of $130,000. The remaining loan balance was $130,000 at December 31, 2008 and 2007, and will be repaid, plus interest over ten years; semi-annual interest payments for the first five years and amortized semi-annual payments of principal and accrued interest over the last five years. The interest rate is 5.18%. Interest of $6,734, $6,734, and $13,056 was earned during 2008, 2007, and







                                       63                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         2006, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. The loan was collateralized by a *100,000 Buoni Poliennali Del Tes Government Bond with a fair value of $145,460 at December 31, 2008.

         Effective January 26, 2001, the Company entered into an agreement to lend AZOA $100,000. The remaining loan balance was $63,089 and $76,270 as of December 31, 2008 and 2007, respectively. The loan plus interest will be repaid over twelve years, semi-annual interest payments for the first five years, and level semi-annual payments of principal and accrued interest over the last seven years. Repayment of this loan started in 2006 with year-to-date principal payments received through December 31, 2008 and 2007, in the amount of $13,181 and $12,283, respectively. The interest rate is a fixed rate of 7.18%. AZOA pledged as collateral a security interest in shares of the common stock outstanding of Allianz Global Risks US Insurance Company (AGR), which had a statutory book value as of the date of the loan equal to 125% of the loan. Interest of $5,238, $6,137, and $6,974 was earned during 2008, 2007, and 2006, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations.

         In January 2007, the Company, in an effort to optimize investment returns, entered into an agreement with Dresdner Kleinwort Pfandbriefe Investments (DKPII), a wholly owned subsidiary of Allianz SE, to manage a portfolio of German Pfandbriefe (PFs) or other European covered bonds with a credit rating of at least "AA" by S&P or Moody's. AZL PF Investments, Inc. (AZLPF), a wholly owned subsidiary of the Company, entered into a $500,000 prepaid forward agreement to purchase common stock of DKPII in five years from a wholly owned subsidiary of Dresdner Bank, Dresdner Bank Luxembourg. The effect of the agreement is a Reference Portfolio whereby DKPII designates a portfolio of assets in accordance with pre-established investment guidelines. The value of this forward agreement was $540,244 and $519,510 at December 31, 2008 and 2007, respectively, and is included in loans to affiliates on the Consolidated Balance Sheets. The interest earned in 2008 and 2007 was $20,734 and $19,510, respectively, and is included in interest and similar income, net on the Consolidated Statements of Operations. There is an embedded credit derivative in this agreement relating to the PFs' values with a balance of $(9,531) and $46 at December, 31, 2008 and 2007, respectively, and is reported in loans to affiliates. (Loss) income on the embedded credit derivative in 2008 and 2007 was $(9,577) and $46, respectively, and is included in derivative (loss) income on the Consolidated Statements of Operations. AZLPF is contractually protected from counterparty exposure to Dresdner Bank. Dresdner Bank pledges high-quality fixed income securities as collateral, based on 101% of the current market value of the AZLPF position in the investment. Refer to note 22 for discussion of the subsequent sale of Dresdner Bank and its subsidiaries.

    (b)  LOAN TO AFFILIATE - STOCKHOLDER'S EQUITY

         In December 2002, the Company entered into an agreement to lend AZOA $250,000. The loan plus interest will be repaid over ten years, semi-annual interest payments for the first five years and level semi-annual payments of principal and accrued interest over the last five years. The interest rate is a fixed rate of 6%. The loan is not collateralized. Repayment of this loan started in 2008 with year-to-date principal payments received through December 31, 2008 in the amount of $44,269. The fair value of the loan was $210,300 and $256,950 at December 31, 2008 and 2007, respectively. The outstanding loan balance is included as a component of stockholder's equity on the Consolidated Balance Sheets. Interest of $14,332, $15,000, and $15,000 was earned during 2008, 2007, and 2006 and is included in interest and similar income, net on the Consolidated Statements of Operations.







                                       64                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    (c)  SECURITIES LENDING

         Beginning in 2005, the Company began participating in securities lending arrangements whereby specific securities are loaned to other institutions for short periods of time. The agent for the Company is an affiliate, Dresdner Klienwort Wasserstein. The Company had $0 and $177 in fair value of loaned securities outstanding as of December 31, 2008 and 2007, respectively. The fair value of collateral accepted that can be sold or repledged amounted to $0 and $199, of which none was sold or repledged as of December 31, 2008 or 2007, respectively. The Company earned fee revenue of $5,552, $5,190, and $4,451 for the years ended December 31, 2008, 2007, and 2006, respectively, in connection with these arrangements, which is reported in interest and similar income, net on the Consolidated Statements of Operations.

    (d)  OPTIONS

         The Company purchases and writes option contracts with Dresdner Bank as part of a derivative hedging strategy (see further discussion in note 5). At December 31, 2008 and 2007, options purchased were $0 and $1,772, respectively.

    (e)  REAL ESTATE

         The Company has real estate investment properties leased to affiliates. The Company reported $1,073, $4,064, and $3,993 in 2008, 2007, and
         2006, respectively, for rental income which is included in interest and similar income, net on the Consolidated Statements of Operations. The Company has an agreement to sublease office space to a related party, Fireman's Fund Insurance Company (FFIC), a sister company wholly owned by the same parent company, AZOA. The Company received rental income of $811, $86, and $24 in 2008, 2007, and 2006, respectively. In addition, the Company leases office space from FFIC pursuant to a sublease agreement. In connection with this subleasing arrangement, the Company has incurred rent expense of $190, $157, and $150 in 2008, 2007, and 2006, respectively, which is included in general and administrative expenses on the Consolidated Statements of Operations.

    (f)  SERVICE FEES

         The Company incurred fees for services provided by affiliated companies. The Company incurred fees of $39,980, $50,929, and $19,779 in 2008, 2007, and 2006, respectively. The Company's liability for these expenses was $1,576 and $11,906 at December 31, 2008 and 2007, respectively, and is included in other liabilities on the Consolidated Balance Sheets. On a quarterly basis, the Company pays the amount due through cash settlement.

         The Company provides various services to affiliated companies. The Company earned $7,157, $5,330, and $1,779 in 2008, 2007, and 2006, respectively, for related administrative expenses incurred. The receivable for these expenses was $18 and $1,261 for 2008 and 2007, respectively. On a quarterly basis, the Company receives payment through cash settlement.

         The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), Allianz Global Distributors LLC (AGID), and Nicholas Applegate Capital, and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company's separate accounts to holders of the Company's variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap, and (3) the Company compensates AGID for providing services in connection with the distribution of variable products that offer investment







                                       65                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





         options managed by PIMCO. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the policyholders was $1,499, $3,874, and $2,699 during 2008, 2007, and 2006, respectively, which is included in other (loss) revenue on the Consolidated Statements of Operations. At December 31, 2008 and 2007, $(147) and $669, respectively, were included for these fees in receivables on the Consolidated Balance Sheets. Expenses incurred to these affiliates for management of sub-advised investment options were $3,027, $4,097, and $3,347 during 2008, 2007, and 2006, respectively, which are included in general and administrative expenses on the Consolidated Statements of Operations. The related payable to these affiliates was $108 and $315 at December 31, 2008 and 2007, respectively, which is included in other liabilities on the Consolidated Balance Sheets.

    (g)  FINANCIAL GUARANTEE

         On October 6, 2008, Allianz SE invested $2,500,000 in The Hartford Financial Services Group, Inc. (Hartford) using funds from their subsidiaries. The Company had a $130,000 invested portion of the transaction. In connection with the Company's investment, Allianz SE has issued a financial guarantee of the notional amount in 10% fixed-to-floating rate junior subordinated notes of Hartford. The Company records the guarantee as the difference between par value and the market value of the bond. If at any time during the fixed rate period of the notes (ending October 15, 2018), the rating attributed by any one of S&P or Moody's falls below investment grade, or Hartford is subject to an event of default with its obligations under the notes, the Company has the right to sell the notes to Allianz SE. The consideration to be delivered by Allianz SE will be equal to the notional amount of the notes. At the option of Allianz SE, such consideration will be paid either in cash or senior notes of Allianz SE or one of its financial subsidiaries. See note 22 for more details.

    (h)  CAPITAL CONTRIBUTIONS

         The Company received capital contributions in 2008 and 2007 from AZOA of $280,000 and $150,000, respectively.

    (i)  MEMBERSHIP INTEREST TRANSFER

         Allianz Individual Insurance Group, LLC (AZIIG), a wholly owned subsidiary of the Company, sold its 50% membership interest in Life Sales on February 1, 2006 for $23,587. AZIIG transferred its interest in Life Sales to FFIC. As a result of this sale, the Company recognized a gain on the sale net of tax of $14,593.

(17)EMPLOYEE BENEFIT PLANS

    The Company participates in the Allianz Asset Accumulation Plan (AAAP), a defined contribution plan sponsored by AZOA. Eligible employees are immediately enrolled in the AAAP upon their first day of employment. The AAAP will accept participants' pre-tax or after-tax contributions up to 80% of the participants' eligible compensation, although contributions remain subject to annual limitations set by the Employee Retirement Income Security Act (ERISA). Under the eligible employees' provisions, the Company will match 100% of contributions up to a maximum of 6%. Participants are 100% vested in the Company's matching contribution after three years of service.

    The Company may decide to declare a profit-sharing contribution under the AAAP based on the discretion of Company management. Although the Company has recorded an accrual, management has not yet determined if there will be a profit-sharing contribution under the AAAP for the plan year ended December 31, 2008. The Company declared a profit-sharing contribution of 1.5% of employees' salaries for the plan years ended December 31, 2007 and 2006, reported in general and administrative expenses on the accompanying Consolidated Statements of







                                       66                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Operations and funded in 2008 and 2007, respectively. Employees are not required to participate in the AAAP to be eligible for the profit-sharing contribution.

    The expenses of administration of the AAAP and the trust fund, including all fees of the trustee, investment manager, and auditors, are payable from the trust fund but may, at the Company's discretion, be paid by the Company. Any counsel fees are not paid from the trust fund, but are instead paid by the Company. It is the Company's policy to fund the AAAP costs as incurred. The Company has expensed $8,271, $9,960, and $12,679 in 2008, 2007, and 2006,
    respectively, toward the AAAP matching contributions and administration expenses.

    A defined group of highly compensated employees are eligible to participate in the AZOA Deferred Compensation Plan adopted January 1, 2008, which replaced the Allianz Life Deferred Compensation Plan. The purpose of the plan is to provide tax planning opportunities, as well as supplemental funds upon retirement. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for accrued assets under the plan. Employees are 100% vested upon enrollment in the plan for funds they have deferred. Employees' funds are invested on a pay period basis and are immediately invested. Participants and the Company share the administrative fee. The accrued liability of $8,405 and $14,776 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company sponsors a nonqualified deferred compensation plan for a defined group of agents. The Company may decide to make discretionary contributions to the plan in the form and manner the Company determines. Discretionary contributions are currently determined based on production. The accrued liability of $6,733 and $11,067 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company participates in a stock-based compensation plan sponsored by Allianz SE, which awards certain employees Stock Appreciation Rights (SARs) and Restricted Stock Units (RSUs) that are tied to Allianz SE stock. Allianz SE determines the number of SARs and RSUs granted to each participant. The Company records expense equal to the change in fair value of the units during the reporting period. A change in value of $(2,324), $4,326, and $10,980 was recorded in 2008, 2007, and 2006, respectively, and is included in general and administrative expenses on the Consolidated Statements of Operations. The related liability of $2,360 and $6,192 as of December 31, 2008 and 2007, respectively, is recorded in other liabilities on the Consolidated Balance Sheets.

    The Company is participating in an Employee Stock Purchase Plan sponsored by AZOA that is designed to provide eligible employees with an opportunity to purchase American Depository Shares of Allianz SE at a discounted price. An aggregate amount of 250,000 American Depository Shares are reserved for this plan. Allianz SE determines the purchase price of the share based on the closing price of an Ordinary Share of Allianz SE on the Frankfurt stock exchange on the date of each purchase. Employees are given the opportunity to purchase these shares quarterly on predetermined dates set by Allianz SE. Employees are not allowed to sell or transfer the shares for a one-year period following the purchase date. The difference between the market price and the discount price, or the discount, is paid by the Company and amounted to $215, $457, and $281 in 2008, 2007, and 2006, respectively.

    In 2005, the Company started an Employee Severance Pay Plan for the benefit of eligible employees. The plan may provide severance benefits on account of an employee's termination of employment from the Company. To become a participant in the plan, an employee must be involuntarily terminated. In addition, the Company must determine that it wishes to provide the employee with a severance payment and must issue a written Severance Pay Award. The plan is unfunded, meaning no assets of the Company have been segregated or defined to represent the liability for payments under the plan. Effective June 1, 2008, the Company adopted the AZOA Severance Allowance Plan, which replaced the Employee Severance Pay Plan. Under the AZOA Severance Allowance Plan, all employees who are







                                       67                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    involuntarily terminated due to job elimination or reduction in force are eligible to receive benefits. The Company expensed $8,247, $5,712, and $5,135 in 2008, 2007, and 2006, respectively, toward severance payments.

    The Company offers certain benefits to eligible employees, including a comprehensive medical, dental, and vision plan and a flexible spending plan. Associated with these plans, the Company provides certain post-retirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. Employees of the Company hired or rehired after December 31, 1988 or who became employees of the Company as a result of a merger or acquisition after January 1, 1989 are not eligible for retiree medical or life insurance coverage. The Company's plan obligation at December 31, 2008 and 2007 was $7,905 and $6,978, respectively. This liability is included in other liabilities on the Consolidated Balance Sheets. The Company began pre-funding its post-retirement liability in 2005 and plans to continue pre-funding in the future. The Company's plan assets at December 31, 2008 and 2007 were $16,720 and $14,503, respectively.

    In 2006, the Company adopted SFAS 158 and the amounts recognized in accumulated other comprehensive income, net of tax consist of:


                                                  2008                  2007                  2006
                                            ------------------    ------------------    ------------------
Net actuarial gain (loss)                $             521     $              78     $             (2,763)
Prior service (cost) credit                            (1,794)               (1,190)             5,185
                                            ------------------    ------------------    ------------------
                                            ------------------    ------------------    ------------------
                 Total                   $             (1,273) $             (1,112) $           2,422
                                            ==================    ==================    ==================


    Over the next fiscal year, the estimated actuarial loss and estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost are $306 and $(898), respectively.

    No plan assets are expected to be returned to the Company during the next 12-month period.

(18)STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

    Statutory accounting practices prescribed or permitted by the Company's state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, and accident and health premiums receivable which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, future policy benefit reserves and policy and contract account balances calculated for statutory reporting do not include provisions for withdrawals.

    The statutory capital and surplus of the Company reported in the statutory annual statement filed with the State of Minnesota as of December 31, 2008 and 2007 was $2,009,309 and $2,441,338, respectively. Refer to note 22 for discussion of a capital contribution received from AZOA subsequent to December 31, 2008.

    The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2008 and 2007 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement. In accordance with Minnesota Statutes, the Company may declare and







                                       68                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    pay from its surplus cash dividends of not more than the greater of 10% of its beginning-of-the-year statutory surplus, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $244,134 can be paid in 2008 without prior approval of the Commissioner of Commerce.

    REGULATORY RISK-BASED CAPITAL

    An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company was 411% and 555% as of December 31, 2008 and 2007, respectively. Regulatory action against a company may begin when this ratio falls below 200%.

(19)COMMITMENTS AND CONTINGENCIES

    The Company and its subsidiaries are involved in various pending or threatened legal proceedings, including putative and certified class action proceedings, arising from the conduct of their business. The Company also owns a registered retail broker-dealer that is subject to a putative class action proceeding and individual arbitration proceedings. For each of the above mentioned lawsuits, the company cannot predict the potential outcome at this state of the proceedings. In November 2007, the Company settled one of the pending class action lawsuits. Individuals claims agreed to under the settlement are still being processed, so uncertainty remains on the Company's ultimate obligation. The Company recognizes legal costs for defending itself as incurred.

    The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

    The financial services industry, including mutual fund, variable and fixed annuity, life insurance, and distribution companies, has been the subject of increasing scrutiny by regulators, legislators, and the media over the past few years.

    Federal and state regulators are investigating various selling practices in the annuity industry, including suitability reviews, product exchanges, and sales to seniors. In certain instances, these investigations have led to regulatory enforcement proceedings. Included in these proceedings are several lawsuits brought by the Minnesota Attorney General's Office against insurance companies that offer annuities. One of these lawsuits was filed against the Company in January 2007 alleging unsuitable sales of fixed annuities to seniors. That lawsuit was settled in October 2007. While the Company expressly denied the allegations, the Company agreed to adopt certain modifications to the Company's suitability review process and to offer a review process to Minnesota seniors who had purchased deferred fixed annuities since 2001. The Company is also subject to ongoing market conduct examinations and investigations by several state insurance regulators. In some instances, these examinations may lead to enforcement proceedings, which could result in modifications to the Company's business processes, remediation, and/or penalties. In February 2008, the Company agreed to a settlement with the California Department of Insurance arising out of a market conduct examination report and related enforcement proceeding issued in 2006. While denying the Department's allegations, the Company agreed to adopt additional modifications to the Company's suitability review process, to certain enhancements to the Company's existing processes and to payment of certain







                                       69                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    penalties, contributions, and costs. The impact of these settlements was not material to the Consolidated Financial Statements.

    In December 2008, the SEC adopted a rule having the effect of categorizing most fixed-indexed annuity products as securities. This rule, when effective, will subject issuers of fixed-indexed annuity products to SEC jurisdiction for purposes of registration and disclosure, advertising and marketing, suitability, and requirements as to the distribution of products through registered broker-dealers. The rule will also have the effect of subjecting distribution and advertising of fixed-indexed annuity products to the jurisdiction of the Financial Industry Regulatory Authority. The rule, which was published in the Federal Register on January 8, 2009, is expected to be effective in January of 2011. Several insurance companies issuing fixed-indexed annuity products have filed a lawsuit challenging the validity of the rule. As a result, there is not complete certainty as to whether, when, or in what form the rule will finally become effective.

    It can be expected that annuity sales practices will be an ongoing source of litigation and rulemaking. Similarly, private litigation regarding sales practices is ongoing against a number of insurance companies.

    This could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. It is unclear at this time whether any such litigation or regulatory actions will have a material adverse effect on the Company in the future.

    The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements, and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when principals of the field marketing organizations choose to exercise certain available options. The exercise period for the various put options ranges from one to eight years, the latest of which expires in 2016. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company based on current calculations would be $24,755.

    The Company has limited partnership investments that do not require a commitment of capital. The Company had capital commitments of $0 and $68,818, of which $0 and $53,394 has been funded, at December 31, 2008 and 2007, respectively.

    The Company has private placement investments that do not require a commitment of capital. The Company had capital commitments of $0 and $33,000 at December 31, 2008 and 2007, respectively.







                                       70                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The  Company   has   commercial   mortgage  loan  investments  that  require
    commitments of capital within the next year. The Company had capital commitments of $118,900 and $182,360 at December 31, 2008 and 2007, respectively. These commercial mortgage loan commitments were funded in January and February 2009.

    The Company leases office space and certain furniture and equipment pursuant to operating leases. Expense for all operating leases was $4,980, $5,454, and $9,739 in 2008, 2007, and 2006, respectively. A partial buyout of an operating lease during 2006 and the subsequent refinancing as a capital lease reduced future minimum lease payments required under these leases. The future minimum lease payments required under operating leases are as follows:

2009                                   $            3,649
2010                                                2,425
2011                                                1,605
2012                                                1,222
2013 and beyond                                     2,298
                                          -------------------
                 Total                 $           11,199
                                          ===================

    During 2006, the Company entered into capital leases to finance furniture and equipment for the addition to the Company's headquarters. Expense for all capital leases was $2,717, $3,120, and $64 in 2008, 2007, and 2006, respectively. The future minimum lease payments and present value of the net minimum lease payments are as follows:




2009                                              $     2,731
2010                                                      886
2011                                                      886
2012                                                      886
2013 and beyond                                           831
                                                     ------------
                 Total minimum lease payments           6,220
Less executory costs (estimated)                          390
                                                     ------------
                 Net minimum lease payments             5,830
Less imputed interest                                     339
                                                     ------------
                                                     ------------
                 Present value of net minimum
                    lease payments                $     5,491
                                                     ============






                                       71                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    The Company owns numerous commercial and real estate investment properties leased to various tenants. The typical lease period is five to ten years, with some leases containing renewal options. Under net leases, in addition to their base rent, the tenants are directly responsible for the payment of property taxes, insurance, and maintenance costs relating to the leased property. Under gross leases, the tenants pay a rent amount grossed up to include the cost of taxes, insurance, and maintenance. Future minimum lease receipts under noncancelable leasing arrangements as of December 31, 2008 are as follows:

2009                                     $           19,792
2010                                                 15,658
2011                                                 14,629
2012                                                 13,027
2013 and beyond                                      23,201
                                            -------------------
                 Total                   $           86,307
                                            ===================


(20)CAPITAL STRUCTURE

    The Company is authorized to issue three types of capital stock, as outlined in the table below:






                            Authorized,                                                          Voluntary or
                            issued, and        Par value,                                         involuntary
                            outstanding        per share           Redemption rights          liquidation rights
                          ----------------   ---------------   --------------------------  --------------------------
Common stock                 40,000,000   $          1.00                 None                       None
                             20,000,001
                             20,000,001
Preferred stock:
    Class A                 200,000,000   $          1.00          Designated by Board        Designated by Board
                             18,903,484                          for each series issued     for each series issued
                             18,903,484
    Class A, Series A         8,909,195   $          1.00         $35.02 per share plus      $35.02 per share plus
                              8,909,195                           an amount to yield a       an amount to yield a
                              8,909,195                             compounded annual          compounded annual
                                                                   return of 6%, after        return of 6%, after
                                                                  actual dividends paid      actual dividends paid
    Class A, Series B        10,000,000   $          1.00         $35.02 per share plus      $35.02 per share plus
                              9,994,289                           an amount to yield a       an amount to yield a
                              9,994,289                             compounded annual          compounded annual
                                                                   return of 6%, after        return of 6%, after
                                                                  actual dividends paid      actual dividends paid
    Class B                 400,000,000   $          1.00          Designated by Board        Designated by Board
                                      -                          for each series issued     for each series issued
                                      -






                                       72                            (Continued)

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                       December 31, 2008, 2007, and 2006

       (In thousands, except share data and security holdings quantities)





    Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

    Each share of Class A preferred stock is convertible into one share of the Company's common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the Board of Directors. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

    As discussed in notes 2 and 16 to these Consolidated Financial Statements, the Company carried out various capital transactions with related parties during 2008, 2007, and 2006.

(21)FOREIGN CURRENCY TRANSLATION

    An analysis of foreign currency translation, net of tax, (as described in note 2) for the respective years ended December 31 follows:

                                                                      2008                 2007                 2006
                                                                ------------------   ------------------   ------------------
Beginning amount of cumulative translation adjustments       $          14,409    $           7,889    $           7,759
    Aggregate adjustment for the period
        resulting from translation adjustments                            (12,187)           10,032                  198
    Amount of income tax benefit (expense) for
        the period related to aggregate adjustment                       4,265                  (3,512)                 (68)
                                                                ------------------   ------------------   ------------------
    Net aggregate translation included in equity                           (7,922)            6,520                  130
                                                                ------------------   ------------------   ------------------
Ending amount of cumulative translation adjustments          $           6,487    $          14,409    $           7,889
                                                                ==================   ==================   ==================
Canadian foreign exchange rate at end of year                             0.81004              1.01322              0.85933


(22)SUBSEQUENT EVENTS

    On January 12, 2009, Allianz SE closed the sale of 100% of the outstanding stock of Dresdner Bank, including its subsidiaries discussed in note 16, to Commerzbank AG. The effect of the sale is that Dresdner bank is no longer an affiliate of the Company. The sale did not have an impact on the Company's Consolidated Financial Statements and is not expected to have an impact in the future.

    The Hartford Notes referenced in note 16 were downgraded by Standard & Poor's on March 3, 2009 from BBB- to BB+, which is below investment grade. This gives the Company the right to sell the bonds to Allianz SE at par value. The Company has chosen not to exercise the right at this time.

    The Company received a capital contribution on February 25, 2009 from AZOA for $300,000. On a Statutory basis, the Company was granted approval from the Minnesota Department of Commerce to record this as a receivable and capital contribution as of December 31, 2008. See note 18 for information about the Company's statutory capital and surplus.

    On March 23, 2009, the Company announced suspension of sales of the living benefit riders on its primary variable annuity product family, effective March 31, 2009.


                                                                                                                       Schedule I
                                                             ALLIANZ LIFE INSURANCE COMPANY
                                                            OF NORTH AMERICA AND SUBSIDIARIES
                                           Summary of Investments - Other Than Investments in Related Parties
                                                                    December 31, 2008
                                                                                                                   Amount at
                                                                                                                   which shown
                                                                                                                   in the
                                                                                                                   Consolidated
                                  Type of investment                Cost (1)             Fair value                Balance Sheet
-------------------------------------------------------------   -------------------   -------------------   -------------------
Fixed-maturity securities:
     Available-for-sale fixed-maturity securities:
        U.S. government                                      $          697,066    $          886,106    $          886,106
        Agencies not backed by the full faith
           and credit of the U.S. government                            119,797               131,540               131,540
        States and political subdivisions                               301,441               309,776               309,776
        Foreign government                                              203,776               226,130               226,130
        Public utilities                                              1,727,221             1,783,120             1,783,120
        Corporate securities                                         20,220,773            20,646,663            20,646,663
        Mortgage-backed securities                                   12,210,356            12,697,016            12,697,016
        Collateralized mortgage obligations                              40,792                45,717                45,717
                                                                -------------------   -------------------   -------------------
                 Total available-for-sale
                 fixed-maturity securities                           35,521,222            36,726,068            36,726,068
                                                                -------------------   -------------------   -------------------
     Trading fixed-maturity securities:
        U.S. government                                                 579,993               723,276               723,276
        Agencies not backed by the full faith
           and credit of the U.S. government                             20,602                23,944                23,944
        States and political subdivisions                                59,963                57,974                57,974
        Foreign government                                               45,516                47,671                47,671
        Public utilities                                                319,609               305,806               305,806
        Corporate securities                                          3,653,831             3,237,355             3,237,355
        Mortgage-backed securities                                      945,816               758,357               758,357
        Collateralized mortgage obligations                              10,130                 7,651                 7,651
                                                                -------------------   -------------------   -------------------
                 Total trading fixed-maturity securities              5,635,460             5,162,034             5,162,034
                                                                -------------------   -------------------   -------------------
                                                                -------------------   -------------------   -------------------
                 Total fixed-maturity securities                     41,156,682            41,888,102            41,888,102
                                                                -------------------   -------------------   -------------------
Equity securities:
     Available-for-sale equity securities:
        Common stocks:
           Industrial and miscellaneous                                      84                    75                    75
     Trading equity securities:
        Common stocks:
           Industrial and miscellaneous                                  13,360                 9,527                 9,527
                                                                -------------------   -------------------   -------------------
                 Total equity securities                                 13,444    $            9,602                 9,602
                                                                -------------------   ===================   -------------------
Other investments:
     Mortgage loans on real estate                                    4,838,373                                   4,838,373
     Short-term securities                                            1,496,911                                   1,496,911
     Derivatives                                                        631,315                                     631,315
     Real estate                                                        322,418                                     322,418
     Loans to affiliates                                                723,802                                     723,802
     Policy loans                                                       174,599                                     174,599
     Partnerships                                                         2,437                                       2,437
     Investment in equity method investees                                1,025                                       1,025
                                                                -------------------                         -------------------
                 Total other investments                              8,190,880                                   8,190,880
                                                                -------------------                         -------------------
                                                                -------------------                         -------------------
                 Total investments                           $       49,361,006                          $       50,088,584
                                                                ===================                         ===================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.
See accompanying report of independent registered public accounting firm.



                         ALLIANZ LIFE INSURANCE COMPANY
                       OF NORTH AMERICA AND SUBSIDIARIES
                      Supplementary Insurance Information


                                                                                                                       Schedule II



                              December 31,                                                         Year ended December 31,
---------------------------------------------------------------   ------------------------------------------------------------------
                                   Future
                                   benefit
                                   reserves                       Net premium
                                   and policy            Policy   revenue      Interest            Net change   Net change
           Deferred    Deferred    and contract          and      and other    and                 in deferred  in policy      Other
           Acquisition sales       account     Unearned  contract contract     similar    Net      sales       acquisition operating
           costs       inducements balances    premiums  claims considerations income,net benefits inducements* costs**     expenses
------------------------------------------------------------------------------------------------------------------------------------
2008
Life        $  238,049  $    (636) $ 2,133,880 $  5,670 $ 19,593 $   86,037 $   45,538  $   53,206 $    108    $(52,701)$    113,165
------------------------------------------------------------------------------------------------------------------------------------
Annuities    7,912,800   1,098,442  57,349,485  197,912      150    916,525  2,837,141   2,471,795 (327,604) (2,731,925)   1,312,587
------------------------------------------------------------------------------------------------------------------------------------

Accident
and health     102,653         -     1,256,315   68,174  280,478    124,075     25,593      87,022      -           562       38,909
------------------------------------------------------------------------------------------------------------------------------------
            $8,253,502  $1,097,806 $60,739,680 $271,756 $300,221 $1,126,637 $2,908,272  $2,612,023 $(327,496) $(2,784,064)$1,464,661
-------------===========-=========--===========--========-==========-==========-==================================================--

------------------------------------------------------------------------------------------------------------------------------------
2007
Life        $  188,301  $    (264) $ 2,055,549 $    186 $ 19,952 $   70,955 $   43,857  $   61,244 $    8,046  $ (23,490)$    83,638
------------------------------------------------------------------------------------------------------------------------------------
Annuities    5,283,977    768,180   50,737,462  149,998        -    679,317  2,503,764   1,658,779    (91,216)  (609,862)  1,532,096
------------------------------------------------------------------------------------------------------------------------------------
Accident
and health     103,214         -     1,061,074   67,223  298,153    128,585     19,866      82,937      -       (17,383)      70,702
------------------------------------------------------------------------------------------------------------------------------------
            $5,575,492  $ 767,916  $53,854,085 $217,407 $318,105 $  878,857 $2,567,487  $1,802,960 $  (83,170) $(650,735) $1,686,436
-------------===========-=========--===========--========-==========-==========-==================================================--

------------------------------------------------------------------------------------------------------------------------------------
2006
Life        $  170,869  $   8,393  $ 1,934,148 $    190 $ 15,215  $  61,008 $   38,414  $   46,474 $   (5,930) $(24,179)  $   72,942
------------------------------------------------------------------------------------------------------------------------------------
Annuities    5,008,526    712,929   45,909,869  201,549        -    504,556  2,087,182   2,224,837   (133,209) (998,281)   1,467,394
------------------------------------------------------------------------------------------------------------------------------------
Accident
and health      85,831         -       879,263   60,765  389,587    293,674     17,247     246,033      -      (27,186)      120,617
------------------------------------------------------------------------------------------------------------------------------------
            $5,265,226  $ 721,322  $48,723,280 $262,504 $404,802 $ 859,238 $2,142,843 $2,517,344 $ (139,139) $(1,049,646) $1,660,953
-------------===========-=========--===========--========-==========-==========-==================================================--


* See note 10 for aggregate gross amortization of deferred sales inducements. **See note 9 for aggregate gross amortization of deferred acquisition costs.

See accompanying report of independent registered public accounting firm

                         ALLIANZ LIFE INSURANCE COMPANY

                       OF NORTH AMERICA AND SUBSIDIARIES

                                    Reinsurance

                                                                                                                   Schedule III


                                                    ALLIANZ LIFE INSURANCE COMPANY
                                                  OF NORTH AMERICA AND SUBSIDIARIES

                                                             Reinsurance
                                                                                                                 Percentage
                                                           Ceded                Assumed                           of amount
                                         Direct           to other             from other         Net              assumed
            Years ended                  amount          companies             companies         amount            to net
---------------------------------   ------------------   ---------------   -------------------   ------------  ----------------
December 31, 2008:

     Life insurance in force     $      23,565,296     $  23,343,902    $        8,722,528    $  8,943,922               97.5%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         128,994     $      66,024    $           22,941    $     85,911               26.7%
        Annuities                          919,284             2,004                     (754)     916,526                (0.1)
        Accident and health                227,905           122,005                18,300         124,200                14.7
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,276,183     $     190,033    $           40,487    $  1,126,637                3.6%
                                    ==================   ===============   ===================   ============  ================

December 31, 2007:

     Life insurance in force     $      21,558,390     $  21,380,158    $        9,487,390    $  9,665,622               98.2%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         121,600     $      75,160    $           24,515    $     70,955               34.6%
        Annuities                          677,832               (2,258)                 (774)     679,316                (0.1)
        Accident and health                259,045           182,914                52,455         128,586                40.8
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,058,477     $     255,816    $           76,196    $    878,857                8.7%
                                    ==================   ===============   ===================   ============  ================

December 31, 2006:

     Life insurance in force     $      19,670,790     $  21,512,211    $       10,097,563    $  8,256,142              122.3%
                                    ------------------   ---------------   -------------------   ------------  ----------------

     Premiums:
        Life                     $         110,030     $      71,272    $           22,250    $     61,008               36.5%
        Annuities                          504,051               (1,663)               (1,158)     504,556                (0.2)
        Accident and health                404,556           251,341               140,459         293,674                47.8
                                    ------------------   ---------------   -------------------   ------------  ----------------
                 Total premiums  $       1,018,637     $     320,950    $          161,551    $    859,238               18.8%
                                    ==================   ===============   ===================   ============  ================

See accompanying report of independent registered public accounting firm.


                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Consolidated Balance Sheets as of December 31, 2008 and 2007.
    3.     Consolidated Statements of Operations for the years ended December 31, 2008, 2007 and 2006.
    4.     Consolidated Statements of Comprehensive Income for the years ended December 31, 2008, 2007 and 2006.
    5.     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.
    6.     Consolidated Statements of Cash Flows for the years ended December 31,2008, 2007 and 2006.
    7.     Notes to Consolidated Financial Statements - December 31, 2008, 2007 and 2006.
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2008.
    3.     Statements of Operations for the year or period ended December 31, 2008.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2008 and 2007.
    5.     Notes to Financial Statements - December 31, 2008.


   b.  Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account dated May 31, 1985 (1) incorporated by reference as exhibit EX-99.B1.
     2.   Not Applicable
     3.a. Principal Underwriter's Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14,1988.(2) incorporated by reference as exhibit EX-99.B3.a. North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC which is the predecessor to Allianz Life Financial Services, LLC.
     3.b. Copy of Broker-Dealer Agreement between North American Life and
          Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003. (8) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)
     3.c. Form of General Agency Agreement with Allianz Life Financial Services,
          LLC dated May, 2006(5) incorporated by reference as exhibit
          EX-99.B3.b.
     4.a. Individual Variable Annuity "Base" Contract-L40529(7) incorporated by reference as exhibit EX-99.B4.a.
     4.b. Individual Variable Annuity "Bonus" Contract-L40530(7) incorporated by reference as exhibit EX-99.B4.b.
     4.c. Schedule Pages revised-S40776 to S40783 combined(11) incorporated by reference as exhibit EX-99.B4.c.
     4.d. Schedule Pages-Investment Options-S40788,S40789,S40796 combined(11)
          incorporated by reference as exhibit EX-99.B4.d.
     4.e. Asset Allocation Rider-S40741(7) incorporated by reference as exhibit
          EX-99.B4.d.
     4.f. Lifetime Plus Benefit Rider-S40742-02(11) incorporated by reference as exhibit EX-99.B4.f.
     4.g. Lifetime Plus II Benefit Rider-S40761-01(11) incorporated by reference as exhibit EX-99.B4.g.
     4.h. Lifetime Plus 10 Benefit Rider-S40795-02(11) incorporated by reference as exhibit EX-99.B4.h.
     4.i. Waiver of Withdrawal Charge Rider-S40749(7) incorporated by reference as exhibit EX-99.B4.f.
     4.j. Quarterly Value Death Benefit Rider-S40743(7) incorporated by reference as exhibit EX-99.B4.g.
     4.k. Target Date Retirement Rider-F40766(9) incorporated by reference as exhibit EX-99.B4.j.
     4.l. Target Benefit Asset Allocation Rider(9) incorporated by reference as exhibit EX-99.B4.k.
     4.m. Inherited IRA/Roth IRA Endorsement-S40713(6) incorporated by reference as exhibit EX-99.B4.q.
     4.n. Roth IRA Endorsement-S40342(6) incorporated by reference as exhibit
          EX-99.B4.l.
     4.o. IRA Endorsement-S40014(3) incorporated by reference as exhibit
          EX-99.B4.g.
     4.p. Unisex Endorsement(S20146)(3) incorporated by reference as exhibit
          EX-99.B4.h.
     4.q. Pension Plan and Profit Sharing Plan Endorsement-S20205(3)
          incorporated by reference as exhibit EX-99.B4.i.
     4.r. 403(b) Endorsement-S30072(4-99)(3) incorporated by reference as exhibit EX-99.B4.k.
     5.a. Application for Ind. Var. Annuity Contract-F70031-01(11) incorporated by reference as exhibit EX-99.B5.a.
     6.(i)Copy of Certificate of the Amendment of Charter of the Company dated
          October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(5) incorporated by reference as exhibit EX-99.B6.(i).
    6.(ii)Copy of the Restated  Bylaws of the Company (as amended  October 2,
          1996)(5) incorporated by reference as exhibit EX-99.B6.(ii).
     7.   Not Applicable

     8.a. 22c-2 Agreements (10)incorporated by reference as exhibit EX-99.B8.a. 8.b. 22c-2 Agreement-BlackRock Distributors, Inc.*

     8.c. Copy of Participation Agreement between BlackRock Series Fund, Inc.,
          BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008*
     8.d. Copy of Adminstrative Services Agreement between BlackRock Advisors,
          LLC and Allianz Life, dated May 1, 2008*

     8.e. Copy of Participation Agreement between Davis Variable Account Fund,
          Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(3) incorporated by reference as exhibit EX-99.B8.e.
     8.f. Copy of Amendment to Participation Agreement between Davis Variable
          Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08.*

     8.g. Copy of Administrative Services Agreement between Franklin Templeton
          Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(5) incorporated by reference as exhibit EX-99.B8.ac.
     8.h. Copy of Amendment to Administrative Services Agreement between
          Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008.*
     8.i. Copy of Participation Agreement between Franklin Templeton Variable
          Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(4) incorporated by reference as exhibit EX-99.B8.h.
     8.j. Copy of Amendment to Participation Agreement between Franklin
          Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08.*

     8.k. Copy of Participation Agreement between Premier VIT, Allianz Life
          Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(6) incorporated by reference as exhibit EX-99.B8.ai.
     8.l. Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(6) incorporated by reference as exhibit EX-99.B8.aj.

     8.m. Copy of Amended and Restated Services Agreement between Pacific
          Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(8) incorporated by reference as exhibit EX-99.B8.u.
     8.n. Copy of Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.
     8.o. Copy of Amendments to Participation Agreement between Allianz Life
          Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(8) incorporated by reference as exhibit EX-99.B8.w.
     8.p. Copy of Distribution Services Agreement between Allianz Life Insurance
          Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(8) incorporated by reference as exhibit EX-99.B8.x.

     9.   Opinion and Consent of Counsel*
     10.  Consent of Independent Registered Public Accounting Firm*
     11.  Not Applicable
     12.  Not Applicable
     13.  Powers of Attorney*

          * Filed herewith


(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(4) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.
(5) Incorporated by reference from the initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on May 19, 2006.
(6) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(7) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 9, 2007.
(8) Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(9) Incorporated by reference from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on December 28, 2007.
(10) Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(11) Incorporated by reference from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on July 17, 2008.


Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     Charles M. Kavitsky                                Director
     -------------------------------------------------- ------------------------------------------------------
     Giulio Terzariol                                   Director, Vice President, Chief Financial Officer
                                                        and Treasurer
     -------------------------------------------------- ------------------------------------------------------
     Gary C. Bhojwani                                   Director, President and Chief Executive Officer
     -------------------------------------------------- ------------------------------------------------------
     Neil H. McKay                                      Senior Vice President and Chief Actuary
     -------------------------------------------------- ------------------------------------------------------
     Axel Zehren                                        Senior Vice President, Chief Investment Officer
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Senior Vice President, Chief Distribution Officer
     -------------------------------------------------- ------------------------------------------------------
     Maureen Phillips                                   Senior Vice President, General Counsel and Secretary
     -------------------------------------------------- ------------------------------------------------------
     Stewart Gregg                                      Vice President, Chief Legal Officer of Separate
                                                        Accounts and Assistant Secretary
     -------------------------------------------------- ------------------------------------------------------
     Stephen Simon                                      Chief Compliance Officer of Separate Accounts
     -------------------------------------------------- ------------------------------------------------------
     Dr. Helmut Perlet                                  Director Allianz AG (Holding)
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Jay Ralph                                          Director and Chairman of the Board
     Allianz SE
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Clement Booth                                      Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Brigitte Bovermann                                 Director
     Koniginstr 28
     80802 Munchen
     Germany
     -------------------------------------------------- ------------------------------------------------------
     Peter Huehne                                       Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Michael E. LaRocco                                 Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------
     Jill Paterson                                      Director
     Fireman's Fund Insurance Co.
     777 San Marin Drive
     Novato, CA 94998
     -------------------------------------------------- ------------------------------------------------------



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.

Item 27.  Number of Contract Owners

As of March 31, 2009 there were 21,939 Contract Owners of qualified and 9,015 non-qualified contracts.

Item 28.  Indemnification

The Bylaws of the Insurance Company provide:

       ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

              Section 1. RIGHT TO INDEMNIFICATION:

(a) Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
              (i)   a director of the Corporation; or
              (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
              (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or
              (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b) Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
              (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
              (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
              (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
              (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;
              (v) for any transaction for which the Indemnified Person derived an improper personal benefit;
              (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;
              (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
              (viii)in circumstances where indemnification is prohibited by applicable law;
              (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

              Section 2. SCOPE OF INDEMNIFICATION:

(a) Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b) Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c) Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

              Section 3. DEFINITIONS:

(a) "Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b) "Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
(c)           "Professional Services" shall mean services rendered pursuant to
              (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Robert DeChellis           Chief Executive Officer, President and Governor

Thomas Burns               Governor

Angela Wilson              Chief Financial Officer and Vice President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary


c.

For the period 1-1-2008 to 12-31-2008
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $198,319,091.42    $0             $0            $0
-------------------------------------------------------------------------------------------------------

The $198,319,091.42 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

Item 30. Location of Accounts and Records

5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31. Management Services

Not  Applicable

Item 32. Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 3rd day of April, 2009.


                                  ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel

                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     GARY C. BHOJWANI*
                                      ------------------------------
                                           Gary C. Bhojwani
                                    President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2009.

Signature  and  Title

Gary C. Bhojwani*          Director, President and Chief Executive Officer
Gary C. Bhojwani

Giulio Terzariol*          Director, Vice President,
Giulio Terzariol           Chief Financial Officer and Treasurer

Peter Huehne*              Director
Peter Huehne

Charles Kavitsky*          Director
Charles Kavitsky

Michael LaRocco*           Director
Michael LaRocco

Jill Paterson*             Director
Jill Paterson


                               *By    Power of Attorney filed as Exhibit 13
                                      to this Registration Statement


                                By: /S/ STEWART D. GREGG
                                    --------------------
                                    Stewart D. Gregg
                                    Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 14
                                   TO FORM N-4

                      (FILE NOS. 333-139701 AND 811-05816)
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EXHIBIT
EX-99.B8.b.  22c-2 Agreement-BlackRock
EX-99.B8.c.  Copy of PA-BlackRock
EX-99.B8.d.  Copy of ASA BlackRock
EX-99.B8.f.  Davis-Amendment to PA dated 5/1/2008
EX-99.B8.h.  Franklin-Amendment to ASA dated 8/8/2008
EX-99.B8.j.  Franklin-Amendments to PA dated 5/1/2008
EX-99.B9.    Opinion and Consent of Counsel
EX-99.B10.   Consent of Independent Registered Public Accounting Firm
EX-99.B13.   Powers of Attorney